File No. 33-06851

811-04723

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

 Pre-Effective Amendment No.  [__]

 Post-Effective Amendment No. 69  [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

 Amendment No. 69  [X]

(Check appropriate box or boxes.)

Dreyfus Treasury Obligations Cash Management

(Exact Name of Registrant as Specified in Charter)

c/o BNY Mellon Investment Adviser, Inc.

240 Greenwich Street, New York, New York 10286

(Address of Principal Executive Offices) (Zip Code)

 Registrant's Telephone Number, including Area Code: (212) 922-6400

Deirdre Cunnane, Esq.

240 Greenwich Street

New York, New York 10286

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

 __ immediately upon filing pursuant to paragraph (b)

 X  on June 1, 2026 pursuant to paragraph (b)

 __  days after filing pursuant to paragraph (a)(1)

 __ on (date) pursuant to paragraph (a)(1)

 __  __ days after filing pursuant to paragraph (a)(2)

 __ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

 __ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

BNY Dreyfus Cash Management Funds

Prospectus | June 1, 2026

Administrative Shares

BNY Dreyfus Government Cash Management (DAGXX)
BNY Dreyfus Government Securities Cash Management (DAPXX)
BNY Dreyfus Treasury Obligations Cash Management (DTAXX)
BNY Dreyfus Treasury Securities Cash Management (DARXX)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

Fund Summaries

BNY Dreyfus Government Cash Management	1
BNY Dreyfus Government Securities Cash Management	5
BNY Dreyfus Treasury Obligations Cash Management	8
BNY Dreyfus Treasury Securities Cash Management	11
Fund Details

Goal and Approach	14
Investment Risks	15
Management	17
Shareholder Guide

Buying and Selling Shares	19
General Policies	21
Distributions and Taxes	22
Services for Fund Investors	22
Financial Highlights

Financial Highlights	23
For More Information

See back cover.

Fund Summary

BNY Dreyfus Government Cash Management
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Administrative Shares
Management fees	.20
Other expenses:
Shareholder services fees	.10
Miscellaneous other expenses	.01
Total other expenses	.11
Total annual fund operating expenses	.31
Fee waiver*	(.04)
Total annual fund operating expenses (after fee waiver)	.27

* The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until June 1, 2027, to waive receipt of a portion of its management fee in the amount of .03% of the value of the fund's average daily net assets. In addition, the fund's BOLD® Future shares are offered in a different prospectus, but, to the extent that it is necessary for BNY Mellon Investment Adviser, Inc. to waive receipt of its management fee or reimburse the fund's common expenses as a result of such expense limitation agreement, the amount of the waiver or reimbursement will be applied equally to each share class of the fund, including Administrative shares (which amounted to .01% for the past fiscal year). On or after June 1, 2027, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the contractual undertaking by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Administrative Shares	$28	$96	$170	$389
Principal Investment Strategy

The fund pursues its investment objective by investing only in government securities (i.e., securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest), repurchase agreements collateralized solely by government securities and/or cash, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and

1

cash. Under normal conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowing for investment purposes) are invested in government securities and/or repurchase agreements that are collateralized fully by government securities. The securities in which the fund invests include those backed by the full faith and credit of the U.S. government, which include U.S. Treasury securities as well as securities issued by certain agencies of the U.S. government, and those that are neither insured nor guaranteed by the U.S. government.

The fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities and seeks to enter into repurchase agreements that present minimal credit risk, based on an assessment by Dreyfus, a division of Mellon Investments Corporation, the fund's sub-adviser, of the counterparty's credit quality and capacity to meet its financial obligations, among other factors.

Principal Risks

An investment in the fund is not a bank account or a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates. BNY Mellon Investment Adviser, Inc. and its affiliates are not required to reimburse the fund for losses, and you should not expect that BNY Mellon Investment Adviser, Inc. or its affiliates will provide financial support to the fund at any time, including during periods of market stress. The fund is subject to the following principal risks:

• Interest rate risk: This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund's ability to maintain a stable net asset value. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the fund, depending on the interest rate environment or other circumstances.

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value.

• U.S. Treasury securities risk: A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

• Government securities risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

• Repurchase agreement counterparty risk: The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of the agreement. If this occurs, the fund may suffer a loss if the proceeds from the sale of the underlying securities are less than the repurchase price.

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments.  In addition, turbulence in financial markets and reduced liquidity in fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

2

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Administrative shares from year to year. The table shows the average annual total returns of the fund's Administrative shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%)
Administrative Shares

During the periods shown in the chart: Best Quarter 2023, Q4: 1.30 Worst Quarter 2020, Q4: 0.00

The year-to-date total return of the fund's Administrative shares as of March 31, 2026 was 0.86%.

Average Annual Total Returns as of 12/31/25
	1 Year	5 Years	10 Years
Administrative Shares	4.09%	3.09%	2.01%

For the current yield for Administrative shares, call toll-free 1-800-373-9387 (inside the U.S. only). Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Portfolio Management

The fund's investment adviser is BNY Mellon Investment Adviser, Inc. (BNYIA). BNYIA has engaged its affiliate, Dreyfus, a division of Mellon Investments Corporation, to serve as the fund's sub-adviser.

Purchase and Sale of Fund Shares

The fund's Administrative shares are designed generally for institutional investors, acting for themselves or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Administrative shares of the fund also may be purchased directly by individuals. In general, the fund's minimum initial investment for Administrative shares is $5,000,000, with no minimum subsequent investment, unless: (a) the investor has invested at least $5,000,000 in the aggregate among the fund and any of the Cash Management Funds, the Preferred Funds or BNY Dreyfus Treasury and Agency Liquidity Money Market Fund; or (b) the investor has, in the opinion of BNY Institutional Services, adequate intent and availability of assets to reach a future aggregate level of investment of $5,000,000 in such funds. You may sell (redeem) your shares on any business day by wire or through compatible computer systems. Please call 1-800-373-9387 (inside the U.S. only) for more information.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through a U.S. tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund's distributor and its related companies may pay the intermediary for the sale of fund shares and related services. To the extent that the intermediary may receive lesser or no payments in connection with the sale of other investments, the payments from the fund's distributor and its related companies may create a potential conflict of interest by influencing the broker-dealer or other intermediary and your financial representative to recommend the fund over the other investments. This potential conflict of interest may be addressed by policies, procedures or practices adopted by the financial intermediary. As there may be many different policies, procedures or practices adopted by different intermediaries to address the

3

manner in which compensation is earned through the sale of investments or the provision of related services, the compensation rates and other payment arrangements that may apply to a financial intermediary and its representatives may vary by intermediary. Ask your financial representative or visit your financial intermediary's website for more information.

4

Fund Summary

BNY Dreyfus Government Securities Cash Management
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Administrative Shares
Management fees	.20
Other expenses:
Shareholder services fees	.10
Miscellaneous other expenses	.01
Total other expenses	.11
Total annual fund operating expenses	.31
Fee waiver*	(.01)
Total annual fund operating expenses (after fee waiver)	.30

* The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until June 1, 2027, to waive receipt of a portion of its management fee in the amount of .01% of the value of the fund's average daily net assets. On or after June 1, 2027, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the contractual undertaking by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Administrative Shares	$31	$99	$173	$392
Principal Investment Strategy

The fund pursues its investment objective by investing only in government securities (i.e., securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest) and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and

5

cash. Under normal conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowing for investment purposes) are invested in government securities.

The securities in which the fund invests include those backed by the full faith and credit of the U.S. government, which include U.S. Treasury securities as well as securities issued by certain agencies of the U.S. government, and those that are neither insured nor guaranteed by the U.S. government. While the fund is permitted to invest in the full range of government securities, the fund currently is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund's dividend income in their state and locality.

Principal Risks

An investment in the fund is not a bank account or a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates. BNY Mellon Investment Adviser, Inc. and its affiliates are not required to reimburse the fund for losses, and you should not expect that BNY Mellon Investment Adviser, Inc. or its affiliates will provide financial support to the fund at any time, including during periods of market stress. The fund is subject to the following principal risks:

• Interest rate risk: This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund's ability to maintain a stable net asset value. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the fund, depending on the interest rate environment or other circumstances.

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value.

• U.S. Treasury securities risk: A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

• Government securities risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments.  In addition, turbulence in financial markets and reduced liquidity in fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Administrative shares from year to year. The table shows the average annual total returns of the fund's Administrative shares over time. The fund's past performance is not necessarily an indication

6

of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%)
Administrative Shares

During the periods shown in the chart: Best Quarter 2023, Q4: 1.29 Worst Quarter 2022, Q1: 0.00

The year-to-date total return of the fund's Administrative shares as of March 31, 2026 was 0.85%.

Average Annual Total Returns as of 12/31/25
	1 Year	5 Years	10 Years
Administrative Shares	4.02%	3.04%	1.96%

For the current yield for Administrative shares, call toll-free 1-800-373-9387 (inside the U.S. only). Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Portfolio Management

The fund's investment adviser is BNY Mellon Investment Adviser, Inc. (BNYIA). BNYIA has engaged its affiliate, Dreyfus, a division of Mellon Investments Corporation, to serve as the fund's sub-adviser.

Purchase and Sale of Fund Shares

The fund's Administrative shares are designed generally for institutional investors, acting for themselves or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Administrative shares of the fund also may be purchased directly by individuals. In general, the fund's minimum initial investment for Administrative shares is $5,000,000, with no minimum subsequent investment, unless: (a) the investor has invested at least $5,000,000 in the aggregate among the fund and any of the Cash Management Funds, the Preferred Funds or BNY Dreyfus Treasury and Agency Liquidity Money Market Fund; or (b) the investor has, in the opinion of BNY Institutional Services, adequate intent and availability of assets to reach a future aggregate level of investment of $5,000,000 in such funds. You may sell (redeem) your shares on any business day by wire or through compatible computer systems. Please call 1-800-373-9387 (inside the U.S. only) for more information.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through a U.S. tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund's distributor and its related companies may pay the intermediary for the sale of fund shares and related services. To the extent that the intermediary may receive lesser or no payments in connection with the sale of other investments, the payments from the fund's distributor and its related companies may create a potential conflict of interest by influencing the broker-dealer or other intermediary and your financial representative to recommend the fund over the other investments. This potential conflict of interest may be addressed by policies, procedures or practices adopted by the financial intermediary. As there may be many different policies, procedures or practices adopted by different intermediaries to address the manner in which compensation is earned through the sale of investments or the provision of related services, the compensation rates and other payment arrangements that may apply to a financial intermediary and its representatives may vary by intermediary. Ask your financial representative or visit your financial intermediary's website for more information.

7

Fund Summary

BNY Dreyfus Treasury Obligations Cash Management
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Administrative Shares
Management fees	.20
Other expenses:
Shareholder services fees	.10
Miscellaneous other expenses	.01
Total other expenses	.11
Total annual fund operating expenses	.31
Fee waiver*	(.03)
Total annual fund operating expenses (after fee waiver)	.28

* The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until June 1, 2027, to waive receipt of a portion of its management fee in the amount of .03% of the value of the fund's average daily net assets. On or after June 1, 2027, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the contractual undertaking by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Administrative Shares	$29	$97	$171	$390
Principal Investment Strategy

The fund pursues its investment objective by investing only in U.S. Treasury securities, including those with floating or variable rates of interest, repurchase agreements collateralized solely by U.S. Treasury securities and/or cash, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. The fund typically invests exclusively in U.S. Treasury securities and repurchase agreements collateralized solely by U.S. Treasury securities.

8

The fund invests in U.S. Treasury securities and seeks to enter into repurchase agreements that present minimal credit risk, based on an assessment by Dreyfus, a division of Mellon Investments Corporation, the fund's sub-adviser, of the counterparty's credit quality and capacity to meet its financial obligations, among other factors.

Principal Risks

An investment in the fund is not a bank account or a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates. BNY Mellon Investment Adviser, Inc. and its affiliates are not required to reimburse the fund for losses, and you should not expect that BNY Mellon Investment Adviser, Inc. or its affiliates will provide financial support to the fund at any time, including during periods of market stress. The fund is subject to the following principal risks:

• Interest rate risk: This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund's ability to maintain a stable net asset value. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the fund, depending on the interest rate environment or other circumstances.

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value.

• U.S. Treasury securities risk: A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

• Repurchase agreement counterparty risk: The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of the agreement. If this occurs, the fund may suffer a loss if the proceeds from the sale of the underlying securities are less than the repurchase price.

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments.  In addition, turbulence in financial markets and reduced liquidity in fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Administrative shares from year to year. The table shows the average annual total returns of the fund's Administrative shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

9

Year-by-Year Total Returns as of 12/31 each year (%)
Administrative Shares

During the periods shown in the chart: Best Quarter 2023, Q4: 1.30 Worst Quarter 2022, Q1: 0.00

The year-to-date total return of the fund's Administrative shares as of March 31, 2026 was 0.85%.

Average Annual Total Returns as of 12/31/25
	1 Year	5 Years	10 Years
Administrative Shares	4.06%	3.08%	2.00%

For the current yield for Administrative shares, call toll-free 1-800-373-9387 (inside the U.S. only). Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Portfolio Management

The fund's investment adviser is BNY Mellon Investment Adviser, Inc. (BNYIA). BNYIA has engaged its affiliate, Dreyfus, a division of Mellon Investments Corporation, to serve as the fund's sub-adviser.

Purchase and Sale of Fund Shares

The fund's Administrative shares are designed generally for institutional investors, acting for themselves or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Administrative shares of the fund also may be purchased directly by individuals. In general, the fund's minimum initial investment for Administrative shares is $5,000,000, with no minimum subsequent investment, unless: (a) the investor has invested at least $5,000,000 in the aggregate among the fund and any of the Cash Management Funds, the Preferred Funds or BNY Dreyfus Treasury and Agency Liquidity Money Market Fund; or (b) the investor has, in the opinion of BNY Institutional Services, adequate intent and availability of assets to reach a future aggregate level of investment of $5,000,000 in such funds. You may sell (redeem) your shares on any business day by wire or through compatible computer systems. Please call 1-800-373-9387 (inside the U.S. only) for more information.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through a U.S. tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund's distributor and its related companies may pay the intermediary for the sale of fund shares and related services. To the extent that the intermediary may receive lesser or no payments in connection with the sale of other investments, the payments from the fund's distributor and its related companies may create a potential conflict of interest by influencing the broker-dealer or other intermediary and your financial representative to recommend the fund over the other investments. This potential conflict of interest may be addressed by policies, procedures or practices adopted by the financial intermediary. As there may be many different policies, procedures or practices adopted by different intermediaries to address the manner in which compensation is earned through the sale of investments or the provision of related services, the compensation rates and other payment arrangements that may apply to a financial intermediary and its representatives may vary by intermediary. Ask your financial representative or visit your financial intermediary's website for more information.

10

Fund Summary

BNY Dreyfus Treasury Securities Cash Management
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Administrative Shares
Management fees	.20
Other expenses:
Shareholder services fees	.10
Miscellaneous other expenses	.01
Total other expenses	.11
Total annual fund operating expenses	.31
Fee waiver*	(.03)
Total annual fund operating expenses (after fee waiver)	.28

* The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until June 1, 2027, to waive receipt of a portion of its management fee in the amount of .03% of the value of the fund's average daily net assets. On or after June 1, 2027, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the contractual undertaking by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Administrative Shares	$29	$97	$171	$390
Principal Investment Strategy

The fund pursues its investment objective by investing only in U.S. Treasury securities, including those with floating or variable rates of interest, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. The fund typically invests exclusively in U.S. Treasury securities.

By investing exclusively in U.S. Treasury securities, income paid by the fund generally will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state,

11

investors are urged to consult their tax advisers about the taxation of the fund's dividend income in their state and locality.

Principal Risks

An investment in the fund is not a bank account or a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates. BNY Mellon Investment Adviser, Inc. and its affiliates are not required to reimburse the fund for losses, and you should not expect that BNY Mellon Investment Adviser, Inc. or its affiliates will provide financial support to the fund at any time, including during periods of market stress. The fund is subject to the following principal risks:

• Interest rate risk: This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund's ability to maintain a stable net asset value. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the fund, depending on the interest rate environment or other circumstances.

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value.

• U.S. Treasury securities risk: A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments.  In addition, turbulence in financial markets and reduced liquidity in fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Administrative shares from year to year. The table shows the average annual total returns of the fund's Administrative shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

12

Year-by-Year Total Returns as of 12/31 each year (%)
Administrative Shares

During the periods shown in the chart: Best Quarter 2023, Q4: 1.31 Worst Quarter 2022, Q1: 0.00

The year-to-date total return of the fund's Administrative shares as of March 31, 2026 was 0.85%.

Average Annual Total Returns as of 12/31/25
	1 Year	5 Years	10 Years
Administrative Shares	4.04%	3.03%	1.96%

For the current yield for Administrative shares, call toll-free 1-800-373-9387 (inside the U.S. only). Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Portfolio Management

The fund's investment adviser is BNY Mellon Investment Adviser, Inc. (BNYIA). BNYIA has engaged its affiliate, Dreyfus, a division of Mellon Investments Corporation, to serve as the fund's sub-adviser.

Purchase and Sale of Fund Shares

The fund's Administrative shares are designed generally for institutional investors, acting for themselves or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Administrative shares of the fund also may be purchased directly by individuals. In general, the fund's minimum initial investment for Administrative shares is $5,000,000, with no minimum subsequent investment, unless: (a) the investor has invested at least $5,000,000 in the aggregate among the fund and any of the Cash Management Funds, the Preferred Funds or BNY Dreyfus Treasury and Agency Liquidity Money Market Fund; or (b) the investor has, in the opinion of BNY Institutional Services, adequate intent and availability of assets to reach a future aggregate level of investment of $5,000,000 in such funds. You may sell (redeem) your shares on any business day by wire or through compatible computer systems. Please call 1-800-373-9387 (inside the U.S. only) for more information.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through a U.S. tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund's distributor and its related companies may pay the intermediary for the sale of fund shares and related services. To the extent that the intermediary may receive lesser or no payments in connection with the sale of other investments, the payments from the fund's distributor and its related companies may create a potential conflict of interest by influencing the broker-dealer or other intermediary and your financial representative to recommend the fund over the other investments. This potential conflict of interest may be addressed by policies, procedures or practices adopted by the financial intermediary. As there may be many different policies, procedures or practices adopted by different intermediaries to address the manner in which compensation is earned through the sale of investments or the provision of related services, the compensation rates and other payment arrangements that may apply to a financial intermediary and its representatives may vary by intermediary. Ask your financial representative or visit your financial intermediary's website for more information.

13

Fund Details

Goal and Approach

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of any other fund. This combined prospectus has been prepared for the convenience of investors so that investors can consider a number of investment choices in one document.

Each fund is a money market fund, subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended.

Each fund has been designated as a "government money market fund" as that term is defined in Rule 2a-7. As government money market funds, each fund is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash.

Each fund seeks to maintain a stable share price of $1.00.

As government money market funds, each fund is not required to impose a liquidity fee upon the sale of the fund's shares and has chosen not to rely on the ability to do so. If a fund's board chooses to rely on the ability to impose discretionary liquidity fees in the future, the fund will provide shareholders with at least 60 days' prior notice of the change.

Each fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

BNY Dreyfus Government Securities Cash Management typically invests exclusively in government securities and BNY Dreyfus Treasury Securities Cash Management typically invests exclusively in U.S. Treasury securities. Each of BNY Dreyfus Government Securities Cash Management and BNY Dreyfus Treasury Securities Cash Management currently is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund's dividend income in their state and locality. BNY Dreyfus Government Cash Management invests only in government securities, repurchase agreements collateralized solely by government securities and/or cash, and cash. The securities in which BNY Dreyfus Government Cash Management invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government. Securities backed by the full faith and credit of the U.S. government include U.S. Treasury securities as well as securities issued by certain agencies of the U.S. government, such as the Government National Mortgage Association. BNY Dreyfus Treasury Obligations Cash Management typically invests exclusively in U.S. Treasury securities and repurchase agreements collateralized solely by U.S. Treasury securities and/or cash, and cash.

The repurchase agreements in which BNY Dreyfus Government Cash Management and BNY Dreyfus Treasury Obligations Cash Management may invest include tri-party repurchase agreements executed through a third party bank that provides payment administration, collateral custody and management services to the parties to the repurchase agreements.

Under normal conditions, BNY Dreyfus Government Cash Management will invest its assets so that at least 80% of its net assets (plus any borrowing for investment purposes) are invested in government securities and/or repurchase agreements that are collateralized fully by government securities. BNY Dreyfus Government Cash Management will notify shareholders at least 60 days in advance of any change in this investment policy.

BNY Dreyfus Government Securities Cash Management will provide shareholders with at least 60 days' prior notice of any changes to its policy to invest, under normal conditions, exclusively in government securities. BNY Dreyfus Treasury Obligations Cash Management will provide shareholders with at least 60 days' prior notice of any changes to its policy to invest, under normal conditions, exclusively in U.S. Treasury securities and repurchase agreements collateralized solely by U.S. Treasury securities. BNY Dreyfus Treasury Securities Cash Management will provide shareholders with at least 60 days' prior notice of any changes to its policy to invest, under normal conditions, exclusively in U.S. Treasury securities.

14

BNY Dreyfus Government Cash Management and BNY Dreyfus Treasury Obligations Cash Management seek to enter into repurchase agreements that present minimal credit risk, based on Dreyfus's assessment of the counterparty's credit quality and capacity to meet its financial obligations, among other factors. As part of this assessment, to the extent relevant information is available, Dreyfus also evaluates whether environmental, social and governance (ESG) factors could have a positive, negative or neutral impact on the entity's credit risk profile. In evaluating ESG factors, Dreyfus considers ESG research developed by one or more affiliates or third parties, including ESG assessments and commentary provided by credit rating agencies, and other material ESG information as available. ESG data provided by affiliated and unaffiliated data providers may lack standardization, consistency and transparency, may be limited and/or subjective and may not be available, complete or accurate. Based on its evaluation of ESG factors, Dreyfus may adjust the applicable credit or maturity limits for the relevant counterparty. Dreyfus, however, may determine, across all investments within a fund, that other attributes of creditworthiness, such as sources of liquidity and market positioning, outweigh ESG considerations when making an investment decision, and may not consider available ESG data in connection with every investment decision it makes on behalf of the fund.

Among other requirements, each fund is required to invest (as measured at acquisition) at least 50% of its assets in cash, U.S. Treasury securities, certain other government securities with remaining maturities of 60 days or less, or securities that can readily be converted into cash within five business days. In addition, each fund is required to invest (as measured at acquisition) at least 25% of its assets in cash, U.S. Treasury securities or securities that can readily be converted into cash within one business day. Each fund must maintain an average dollar-weighted portfolio maturity of 60 days or less and a maximum weighted average life to maturity of 120 days.

In response to liquidity needs or unusual market conditions, each fund may hold all or a significant portion of its total assets in cash for temporary defensive purposes. This may result in a lower current yield and prevent the fund from achieving its investment objective.

More information about the fund's portfolio securities and investment techniques, and associated risks, is provided in the fund's Statement of Additional Information.

Investment Risks

An investment in a fund is not a bank account or a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. You could lose money by investing in a fund. Although each fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. A fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates. BNYIA and its affiliates are not required to reimburse a fund for losses, and you should not expect that BNYIA or its affiliates will provide financial support to a fund at any time, including during periods of market stress.

The following are the principal risks that could reduce a fund's income level and/or share price:

• Interest rate risk: Prices of fixed-income securities tend to move inversely with changes in interest rates. Interest rate risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund's ability to maintain a stable net asset value.  A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes.  A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and impair the fund's ability to maintain a stable net asset value. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. In such an interest rate environment, the fund may be subject to a greater risk of principal decline from rising interest rates. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the fund from taking full advantage of the rising interest rates in a timely manner. However, in a declining interest rate environment, the fund may benefit from a lag due to an obligation's interest rate payment not being immediately impacted by a decline in interest rates.

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value. To meet redemption requests, the fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may impair the fund's ability to maintain a stable net asset value.

15

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments.  In addition, turbulence in financial markets and reduced liquidity in fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

Risk Applicable to Funds That May Invest in U.S. Treasury Securities:

• U.S. Treasury securities risk: A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. In addition, such guarantees do not extend to shares of the fund itself. Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Risk Applicable to Funds That May Invest in U.S. Government Securities:

• Government securities risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Risk Applicable to Funds That May Enter Into Repurchase Agreements:

• Repurchase agreement counterparty risk: The fund is subject to the risk that a counterparty in a repurchase agreement and/or, for a tri-party repurchase agreement, the third party bank providing payment administration, collateral custody and management services for the transaction, could fail to honor the terms of the agreement. If this occurs, the fund may suffer a loss if the proceeds from the sale of the underlying securities are less than the repurchase price.

In addition to the principal risks described above, BNY Dreyfus Government Cash Management and BNY Dreyfus Treasury Obligations Cash Management are subject to the following additional risk that is not anticipated to be principal risk of investing in BNY Dreyfus Government Cash Management and BNY Dreyfus Treasury Obligations Cash Management:

• ESG evaluation risk: As part of Dreyfus's assessment of an counterparty's credit quality and capacity to meet its financial obligations, the consideration of ESG factors may contribute to the fund making different investments than funds that invest in money market securities but do not incorporate ESG considerations when selecting investments. Under certain economic conditions, this could cause the fund to underperform funds that do not incorporate ESG considerations. For example, the incorporation of ESG considerations may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so or selling securities when it might otherwise be disadvantageous for the fund to do so. Dreyfus's security selection process incorporates ESG data provided by affiliated and unaffiliated data providers, which may be limited for certain repurchase agreement counterparties and/or only take into account one or a few ESG related components. In addition, ESG data may include quantitative and/or qualitative measures, and consideration of this data may be subjective. Different methodologies may be used by the various data sources that provide ESG data for counterparties, including the counterparties themselves. ESG data from data providers used by Dreyfus often lack standardization, consistency and transparency, and, for certain counterparties, such data, including ESG ratings and scores, may not be available, complete or accurate. Dreyfus's evaluation of ESG factors relevant to the financial condition or risk profile of a particular repurchase agreement counterparty, or otherwise, may be adversely affected in such instances. As a result, the fund's investments may differ from, and potentially underperform, funds that do not incorporate ESG considerations or that incorporate ESG data from other sources or utilize other methodologies than the fund.

16

Management

Investment Adviser

The funds' investment adviser is BNY Mellon Investment Adviser, Inc., 240 Greenwich Street, New York, New York 10286. BNYIA manages approximately $405 billion in 75 mutual fund portfolios. For the fiscal year ended January 31, 2025, each of the funds paid BNYIA a management fee at the effective annual rate set forth in the table below. The funds paid BNYIA an effective management fee at a lower rate due to an undertaking by BNYIA to waive fees and/or reimburse fund expenses during the period.

Name of Fund	Effective Management Fee (as a percentage of average daily net assets)
BNY Dreyfus Government Cash Management	.16
BNY Dreyfus Government Securities Cash Management	.19
BNY Dreyfus Treasury Obligations Cash Management	.17
BNY Dreyfus Treasury Securities Cash Management	.17

A discussion regarding the basis for the board approving each fund's management agreement with BNYIA is available in the fund's Form N-CSR for the six-month period ended July 31, 2025.

BNYIA is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY), a global investments company dedicated to helping its clients manage and service their financial assets throughout the investment lifecycle. Whether providing financial services for institutions, corporations or individual investors, BNY delivers informed investment management and investment services in 35 countries. BNY is a leading investment management and investment services company, uniquely focused to help clients manage and move their financial assets in the rapidly changing global marketplace. BNY has $59.4 trillion in assets under custody and administration and $2.1 trillion in assets under management. BNY is the corporate brand of The Bank of New York Mellon Corporation and may be used to reference the corporation as a whole and/or its various subsidiaries generally. BNY Investments is one of the world's leading investment management organizations, and one of the top U.S. wealth managers, encompassing BNY's affiliated investment management firms, wealth management services and global distribution companies. Additional information is available at www.bny.com/investments.

The asset management philosophy of BNYIA is based on the belief that discipline and consistency are important to investment success. For each fund, BNYIA seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Sub-Adviser

BNYIA has engaged its affiliate, Dreyfus, to serve as the funds' sub-adviser, pursuant to a sub-investment advisory agreement between BNYIA and Dreyfus. Dreyfus, subject to BNYIA's supervision and approval, provides investment advisory assistance and research and the day-to-day management of the respective fund's assets. Dreyfus is a division of Mellon Investments Corporation (MIC), a registered investment adviser and an indirect wholly-owned subsidiary of BNY, with its principal office located at 500 Ross Street, Pittsburgh, PA 15258. As of March 31, 2026, MIC had approximately $978.3 billion of assets under management, which includes approximately $456.6 billion in assets managed by investment personnel of MIC acting in their capacity as officers of the Dreyfus a division of MIC.

A discussion regarding the basis for the board approving the sub-investment advisory agreement between BNYIA and Dreyfus is available in the funds' Form N-CSR for the six-month period ended July 31, 2025.

Distributor

BNY Mellon Securities Corporation (BNYSC), a wholly-owned subsidiary of BNYIA, serves as distributor of the funds and of the other funds in the BNY Mellon Family of Funds. Any shareholder services fees are paid to BNYSC for the provision of shareholder account service and maintenance. BNYIA or BNYSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds in the BNY Mellon Family of Funds or provide other services. Such payments are separate from any shareholder services fees or other expenses that may be paid by a fund to those financial intermediaries. Because those payments are not made by fund shareholders or the fund, the fund's total expense ratio will not be affected by any such payments. These payments may be made to financial intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from BNYIA's or BNYSC's own resources to financial intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing." From time to time, BNYIA or BNYSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional

17

gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorships; support for recognition programs; technology or infrastructure support; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. This potential conflict of interest may be addressed by policies, procedures or practices that are adopted by the financial intermediary. As there may be many different policies, procedures or practices adopted by different intermediaries to address the manner in which compensation is earned through the sale of investments or the provision of related services, the compensation rates and other payment arrangements that may apply to a financial intermediary and its representatives may vary by intermediary. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

Administrative shares of each fund are subject to an annual shareholder services plan fee of 0.10%, of the value of the fund's average daily net assets attributable to Administrative shares payable to the fund's distributor in respect of the provision of personal services to shareholders, such as answering shareholder inquiries regarding the fund, and/or the maintenance of shareholder accounts. The fund's distributor may pay financial intermediaries from the fees it receives under the shareholder services plan for the provision of such services by the financial intermediaries to their clients who are beneficial owners of Administrative shares of the fund.

The funds, BNYIA, Dreyfus and BNYSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. The primary purpose of the respective codes is to ensure that personal trading by employees is done in a manner that does not disadvantage the fund or other client accounts.

18

Shareholder Guide

Buying and Selling Shares

Each fund's Administrative shares are designed generally for institutional investors, acting for themselves or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Administrative shares of each fund also may be purchased directly by individuals. Generally, each investor will be required to open a single master account with a fund for all purposes. In certain cases, a fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with a fund's transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Administrative shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus. The funds offer other classes of shares, which are described in separate prospectuses. Institutions purchasing fund shares on behalf of their clients determine which class of shares is suitable for their clients.

Applicable to each fund:

Your price for Administrative shares is the net asset value (NAV) per share.

The fund's portfolio securities are valued at amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. The fund uses this valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, in order to be able to maintain a price of $1.00 per share. The fund cannot guarantee that its net asset value will always remain at $1.00 per share. The fund may continue to use the amortized cost method of valuation only so long as the fund's board believes that it fairly reflects the market-based NAV per share.

At least daily, the fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents, which generally are provided by an independent pricing service. The pricing service's procedures are reviewed under the general supervision of the board.

The fund's NAV is calculated on any day the New York Stock Exchange (NYSE) is open. In addition, the fund's NAV will be calculated on any day the NYSE is closed but the Federal Reserve Bank is open and the Securities Industry and Financial Markets Association (SIFMA) recommends that fixed income securities markets be open for the day or a portion of the day.

The fund's NAV is generally calculated as of the following times each day the fund accepts purchase orders and redemption requests (each such time, the trading deadline for orders "in proper form" (as defined below)): for each of BNY Dreyfus Government Cash Management and BNY Dreyfus Treasury Obligations Cash Management, every hour on the hour from 8:00 a.m. to 5:00 p.m., Eastern time; and for each of BNY Dreyfus Government Securities Cash Management and BNY Dreyfus Treasury Securities Cash Management, every hour on the hour from 8:00 a.m. to 3:00 p.m., Eastern time. In its discretion, a fund's board may elect to calculate the fund's NAV once per day.

In the case of an emergency, if regular trading on the NYSE is restricted or the NYSE closes early, the fixed income securities markets or the Federal Reserve Bank closes early, or as otherwise permitted by the Securities and Exchange Commission, the fund may elect to close early. If the fund closes early on a business day, then the fund will calculate its last NAV as of the time of such closing and the fund must receive purchase orders and redemption requests prior to such closing time.

How to Buy Shares

Applicable to each fund:

Orders in proper form received and accepted by the fund or a financial intermediary that serves as agent for the fund will become effective at the NAV next determined after it is received by the fund or a financial intermediary, and the shares purchased will receive the dividend declared on that day provided the shares are not redeemed prior to the last NAV determined that day. An order to purchase shares received by the fund will be deemed to be "in proper form" if

19

the fund receives "federal funds" or other immediately available funds promptly thereafter. Unless other arrangements have been agreed to in advance, the fund generally expects to receive the funds within two hours after the order is received by the fund or a financial intermediary that serves as agent for the fund, or by 6:00 p.m., Eastern time, whichever is earlier. Orders submitted through a financial intermediary that does not serve as an agent for the fund are priced at the fund's NAV next calculated after the fund receives the order in proper form from the intermediary and accepts it, which may not occur on the day the order is submitted to the intermediary.

An order in proper form received and accepted after the time of day at which a fund determines its last NAV will be priced at the first NAV determined on the following business day and will begin to accrue dividends on such business day. If payment is not received within the appropriate time period, the fund reserves the right to cancel the purchase order at its discretion, and the investor would be liable for any resulting losses or expenses incurred by the fund or the fund's transfer agent, including interest charges.

By Wire. To open an account by wire, or purchase additional shares, please call 1-800-373-9387 (inside the U.S. only) for more information.

By Compatible Computer Systems. Institutional investors may input new account data, make initial and subsequent investments and retrieve an account number for their records by accessing The Lion Internet System. Please call 1-800-373-9387 (inside the U.S. only) for more information about The Lion Internet System or any other compatible computerized trading system.

Individuals may also call 1-800-373-9387 (inside the U.S. only) for more information on the compatible computerized trading systems that they may use.

The minimum initial investment in Administrative shares is $5,000,000, with no minimum subsequent investment, unless: (a) the investor has invested at least $5,000,000 in the aggregate among the fund and any of the Cash Management Funds or the Preferred Funds listed under "Services for Fund Investors – Fund Exchanges" or BNY Dreyfus Treasury and Agency Liquidity Money Market Fund; or (b) the investor has, in the opinion of BNY Institutional Services, adequate intent and availability of assets to reach a future aggregate level of investment of $5,000,000 in such funds.

How to Sell Shares

Applicable to each fund:

You may sell (redeem) shares at any time by wire or through compatible computer systems.

Your shares will be priced at the next determined NAV. If a request for redemption is received and accepted by the fund or a financial intermediary that serves as agent for the fund by the time of day at which the fund determines its last NAV, the proceeds of the redemption ordinarily will be transmitted by wire in federal funds on the same day, and the shares will not receive the dividend declared on that day. Under certain circumstances (i.e., during periods of stressed market conditions or in cases of very large redemption requests), however, the fund may pay a portion or all of the redemption proceeds payable by wire on the next business day. If the request is received and accepted after the time of day at which the fund determines its last NAV, or is transmitted through the National Securities Clearing Corporation, the shares will receive the dividend declared on that day, and the proceeds of redemption ordinarily will be transmitted by wire in federal funds on the next business day. Requests for redemption submitted through a financial intermediary that does not serve as an agent for the fund are priced at the fund's NAV next calculated after the fund receives the request from the intermediary and accepts it, which may not occur on the day the order is submitted to the intermediary.

The processing of redemptions may be suspended, and the delivery of redemption proceeds may only be delayed by more than one business day, for any period: (i) during which the NYSE is closed (other than on holidays or weekends), or during which trading on the NYSE is restricted; (ii) when an emergency exists that makes the disposal of securities owned by the fund or the determination of the fair value of the fund's net assets not reasonably practicable; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.

Under normal circumstances, each fund expects to meet redemption requests by using cash it holds in its portfolio or selling portfolio securities to generate cash. In addition, pursuant to an interfund lending order granted by the Securities and Exchange Commission, each fund, except BNY Dreyfus Treasury Securities Cash Management, and certain other money market funds in the BNY Mellon Family of Funds, may borrow money from certain money market funds in the BNY Mellon Family of Funds for temporary or emergency purposes to meet redemption requests.

Each fund also reserves the right to pay redemption proceeds in securities rather than cash (i.e., "redeem in-kind"), if the amount redeemed is large enough to affect fund operations or the redemption request is during stressed market

20

conditions. Investors are urged to call BNY Institutional Services before effecting any large transactions. Securities distributed in connection with any such redemption in-kind are expected to generally represent the investor's pro rata portion of assets held by the fund immediately prior to the redemption, with adjustments as may be necessary in connection with, for example, restricted securities, odd lots or fractional shares. Any securities distributed in-kind will remain exposed to market risk until sold, and you may incur taxable gain when selling the securities.

By Wire. You may redeem shares by wire by calling 1-800-373-9387 (inside the U.S. only) to provide information about your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

By Compatible Computer Systems. Institutional investors may redeem shares by accessing The Lion Internet System or by other electronic means approved by BNY Institutional Services. Be sure to confirm your bank account information. Please call 1-800-373-9387 (inside the U.S. only) for more information.

Individuals may also call 1-800-373-9387 (inside the U.S. only) for more information on the compatible computerized trading systems that they may use.

General Policies

Each fund and the funds' transfer agent are authorized to act on telephone or online instructions from any person representing himself or herself to be an investor and reasonably believed by the fund or the transfer agent to be genuine. An investor may be responsible for any fraudulent telephone or online order as long as the fund or the funds' transfer agent (as applicable) takes reasonable measures to confirm that the instructions are genuine.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although BNYIA discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. BNYIA also believes that money market funds, such as the funds, are not typically targets of abusive trading practices. However, frequent purchases and redemptions of a fund's shares could increase the fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of a fund's portfolio, which could detract from the fund's performance. Each fund reserves the right to reject any purchase or exchange request in whole or in part. Funds in the BNY Mellon Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into a fund. If you plan to exchange your fund shares for shares of another fund in the BNY Mellon Family of Funds, please read the prospectus of that other fund for more information.

Each fund also reserves the right to:

• change or discontinue fund exchanges, or temporarily suspend exchanges during unusual market conditions

• change its minimum investment amount

Each fund also may process purchase and sale orders and calculate its NAV on days that the fund's primary trading markets are open and the fund's management determines to do so.

Dreyfus generally will seek to place, over time, a majority of the aggregate dollar value of purchase orders for BNY Dreyfus Government Securities Cash Management's portfolio securities with designated dealers that are owned by minorities, women, disabled persons, veterans and members of other qualified and recognized diversity and inclusion groups (D&I Dealers), subject to Dreyfus's duty to seek the best execution for the fund's portfolio transactions. Certain U.S. government-sponsored enterprises, such as the Federal Home Loan Banks and the Federal Farm Credit Banks Funding Corporation, have established diversity and inclusion dealer groups (Dealer Groups), and members of certain Dealer Groups, as determined by Dreyfus, that are otherwise authorized to trade with the fund, generally will be eligible for designation as D&I Dealers.

Escheatment

If your account is deemed "abandoned" or "unclaimed" under state law, the fund may be required to "escheat" or transfer the assets in your account to the applicable state's unclaimed property administration. The state may sell escheated shares and, if you subsequently seek to reclaim your proceeds of liquidation from the state, you may only be able to recover the amount received when the shares were sold. It is your responsibility to ensure that you maintain a correct address for your account, keep your account active by contacting the fund's transfer agent or distributor by mail or telephone or accessing your account through the fund's website at least once a year, and promptly cash all checks for dividends, capital gains and redemptions. The fund, the fund's transfer agent and BNYIA and its affiliates will not be liable to shareholders or their representatives for good faith compliance with state escheatment laws.

21

Distributions and Taxes

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund ordinarily declares dividends from its net investment income on each day its NAV is calculated and normally pays dividends monthly and capital gain distributions, if any, annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges imposed by the fund on reinvestments. Each fund's distributions are taxable as ordinary income or capital gains (unless you are investing through a U.S. tax-advantaged investment plan, in which case taxes may be deferred).

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone's tax situation is unique, please consult your tax adviser before investing.

Services for Fund Investors

Fund Exchanges

An investor may purchase, in exchange for Administrative shares of any fund, shares of the same class or certain other classes of the following funds, provided the investor meets the eligibility requirements for investing in the new share class: (i) any of the Cash Management Funds, which currently include BNY Dreyfus Government Cash Management, BNY Dreyfus Government Securities Cash Management, BNY Dreyfus Treasury Obligations Cash Management and BNY Dreyfus Treasury Securities Cash Management; or (ii) any of the Preferred Funds, which currently include BNY Dreyfus Institutional Preferred Government Money Market Fund, BNY Dreyfus Institutional Preferred Treasury Obligations Fund and BNY Dreyfus Institutional Preferred Treasury Securities Money Market Fund. For purposes of the exchange privilege, the investor will be deemed to have met the required minimum initial investment if the investor holds, in the aggregate, the required minimum amount in one or more of the Cash Management Funds or the Preferred Funds.

Your exchange request will be processed on the same business day it is received in proper form, provided that each fund is open at the time of the request (i.e., the request is received by the latest time each fund calculates its NAV for that business day). If the exchange is accepted at a time of day after one or both of the funds is closed (i.e., at a time after the last NAV for the fund has been calculated for that business day), the exchange will be processed on the next business day. An investor should be sure to read the current prospectus for any fund into which the investor is exchanging before investing. Any new account established through an exchange generally will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

Conversion Feature

Administrative shares of a fund may be converted into shares of another class of the fund, provided the investor meets the eligibility requirements for investing in the new share class. Each fund reserves the right to refuse any conversion request.

Auto-Exchange Privilege

Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for shares of a fund, shares of any of the funds managed by BNYIA listed under "Services for Fund Investors – Fund Exchanges", or in shares of certain funds in the BNY Mellon Family of Funds, if the investor is a shareholder in such fund. There is currently no fee for this privilege.

Account Statements

Every investor in a fund in the BNY Mellon Family of Funds automatically receives regular account statements. Each investor will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

22

Financial Highlights

As to each fund, these financial highlights describe the performance of the fund's Administrative shares for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been derived from the fund's financial statements, which have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the fund's Form N-CSR, which is available upon request.

BNY Dreyfus Government Cash Management	Year Ended January 31,
Administrative Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.040	.049	.049	.018	.000[a]
Distributions:
Dividends from net investment income	(.040)	(.049)	(.049)	(.018)	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	4.03	4.97	5.02	1.82	.03
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[b]	.31	.31	.31	.30	.31
Ratio of net expenses to average net assets[b]	.27[c]	.27[c]	.27[c]	.23[c]	.04
Ratio of net investment income to average net assets	3.96[c]	4.84[c]	4.90[c]	1.74[c]	.03
Net Assets, end of period ($ x 1,000)	3,838,143	3,376,318	2,751,013	2,872,019	5,310,286

a Amount represents less than $.001 per share.

b Amount inclusive of reduction in expenses due to undertaking.

c Amount inclusive of reduction in fees due to earnings credits.

BNY Dreyfus Government Securities Cash Management	Year Ended January 31,
Administrative Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.039	.048	.049	.017	.000[a]
Distributions:
Dividends from net investment income	(.039)	(.048)	(.049)	(.017)	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	3.96	4.93	4.96	1.71	.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.31	.31	.31	.31	.31
Ratio of net expenses to average net assets[b]	.30[c]	.30[c]	.30[c]	.27[c]	.06
Ratio of net investment income to average net assets[b]	3.88[c]	4.84[c]	4.86[c]	1.35[c]	.01
Net Assets, end of period ($ x 1,000)	713,736	384,216	324,267	296,075	678,022

a Amount represents less than $.001 per share.

b Amount inclusive of reduction in expenses due to undertaking.

c Amount inclusive of reduction in fees due to earnings credits.

23

Financial Highlights (continued)

BNY Dreyfus Treasury Obligations Cash Management	Year Ended January 31,
Administrative Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.039	.048	.049	.018	.000[a]
Distributions:
Dividends from net investment income	(.039)	(.048)	(.049)	(.018)	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	4.00	4.95	5.01	1.83	.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.31	.31	.32	.31	.30
Ratio of net expenses to average net assets[b]	.28[c]	.28[c]	.29[c]	.27[c]	.05
Ratio of net investment income to average net assets[b]	3.93[c]	4.83[c]	4.91[c]	2.23[c]	.01
Net Assets, end of period ($ x 1,000)	4,094,785	3,728,010	3,176,860	2,039,571	703,028

a Amount represents less than $.001 per share.

b Amount inclusive of reduction in expenses due to undertaking.

c Amount inclusive of reduction in fees due to earnings credits.

BNY Dreyfus Treasury Securities Cash Management	Year Ended January 31,
Administrative Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.039	.048	.048	.017	.000[a]
Distributions:
Dividends from net investment income	(.039)	(.048)	(.048)	(.017)	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	3.98	4.95	4.94	1.68	.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.31	.31	.30	.30	.31
Ratio of net expenses to average net assets[b]	.28[c]	.28[c]	.27[c]	.25[c]	.06
Ratio of net investment income to average net assets[b]	3.89[c]	4.83[c]	4.83[c]	1.08[c]	.01
Net Assets, end of period ($ x 1,000)	5,485,850	4,416,832	4,238,417	3,455,742	9,670,384

a Amount represents less than $.001 per share.

b Amount inclusive of reduction in expenses due to undertaking.

c Amount inclusive of reduction in fees due to earnings credits.

24

NOTES

25

For More Information

More information on each fund is available free upon request, including the following:

Annual/Semi-Annual Report and Financial Statements

Additional information about each fund's investments is available in the funds' annual and semi-annual reports to shareholders and in Form N-CSR. The funds' Form N-CSR contains the funds' financial statements and lists the fund's portfolio holdings. The funds' most recent annual and semi-annual reports and other information, such as the funds' financial statements, are available at www.dreyfus.com.

Statement of Additional Information (SAI)

The SAI provides more details about each fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI, as amended or supplemented from time to time, is incorporated by reference (and is legally considered part of this prospectus).

Portfolio Holdings

Dreyfus money market funds generally disclose, at www.dreyfus.com, their complete schedule of holdings on each business day, as of the preceding business day.  Each Dreyfus money market fund's month-end posting of its complete portfolio holdings will remain available on the website for six months.  From time to time, the funds may make available certain portfolio characteristics, such as allocations, performance- and risk-related statistics, portfolio-level statistics and non-security specific attribution analyses, upon request.

A complete description of the funds' policies and procedures with respect to the disclosure of a fund's portfolio securities is available in the fund's SAI and at www.dreyfus.com.

To Obtain Information

By telephone. Call your BNY Institutional Services representative or 1-800-373-9387 (inside the U.S. only)

By mail. BNY Institutional Services, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

By E-mail. Send your request to info@bny.com

On the Internet. Certain fund documents can be viewed online or downloaded from: www.dreyfus.com

Reports and other information about the funds are available on the EDGAR Database on the SEC's website at http://www.sec.gov, and that copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

This prospectus does not constitute an offer or solicitation in any state or jurisdiction in which, or to any person to whom, such offering or solicitation may not lawfully be made.

BNY Dreyfus Government Cash Management BNY Dreyfus Government Securities Cash Management Each a series of Dreyfus Government Cash Management Funds SEC file number: 811-03964	BNY Dreyfus Treasury Obligations Cash Management SEC file number: 811-04723 BNY Dreyfus Treasury Securities Cash Management SEC file number: 811-05718

© 2026 BNY Mellon Securities Corporation CMGT – P0626ADM

BNY Dreyfus Cash Management Funds

Prospectus | June 1, 2026

Institutional Shares

BNY Dreyfus Government Cash Management (DGCXX)
BNY Dreyfus Government Securities Cash Management (DIPXX)
BNY Dreyfus Treasury Obligations Cash Management (DTRXX)
BNY Dreyfus Treasury Securities Cash Management (DIRXX)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

Fund Summaries

BNY Dreyfus Government Cash Management	1
BNY Dreyfus Government Securities Cash Management	5
BNY Dreyfus Treasury Obligations Cash Management	8
BNY Dreyfus Treasury Securities Cash Management	11
Fund Details

Goal and Approach	14
Investment Risks	15
Management	17
Shareholder Guide

Buying and Selling Shares	19
General Policies	21
Distributions and Taxes	22
Services for Fund Investors	22
Financial Highlights

Financial Highlights	23
For More Information

See back cover.

Fund Summary

BNY Dreyfus Government Cash Management
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management fees	.20
Other expenses:
Shareholder services fees	.00*
Miscellaneous other expenses	.00*
Total other expenses*	.00
Total annual fund operating expenses	.20
Fee waiver+	(.04)
Total annual fund operating expenses (after fee waiver)	.16

* Amount represents less than .01%.

+ The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until June 1, 2027, to waive receipt of a portion of its management fee in the amount of .03% of the value of the fund's average daily net assets. In addition the fund's BOLD® Future shares are offered in a different prospectus, but, to the extent that it is necessary for BNY Mellon Investment Adviser, Inc. to reimburse the fund's common expenses as a result of such expense limitation agreement, the amount of the waiver or reimbursement will be applied equally to each share class of the fund, including Institutional shares (which amounted to .01% for the past fiscal year). On or after June 1, 2027, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the contractual undertaking by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$16	$60	$109	$251
Principal Investment Strategy

The fund pursues its investment objective by investing only in government securities (i.e., securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest), repurchase agreements collateralized solely by government securities and/or cash, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its

1

agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. Under normal conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowing for investment purposes) are invested in government securities and/or repurchase agreements that are collateralized fully by government securities. The securities in which the fund invests include those backed by the full faith and credit of the U.S. government, which include U.S. Treasury securities as well as securities issued by certain agencies of the U.S. government, and those that are neither insured nor guaranteed by the U.S. government.

The fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities and seeks to enter into repurchase agreements that present minimal credit risk, based on an assessment by Dreyfus, a division of Mellon Investments Corporation, the fund's sub-adviser, of the counterparty's credit quality and capacity to meet its financial obligations, among other factors.

Principal Risks

An investment in the fund is not a bank account or a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates. BNY Mellon Investment Adviser, Inc. and its affiliates are not required to reimburse the fund for losses, and you should not expect that BNY Mellon Investment Adviser, Inc. or its affiliates will provide financial support to the fund at any time, including during periods of market stress. The fund is subject to the following principal risks:

• Interest rate risk: This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund's ability to maintain a stable net asset value. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the fund, depending on the interest rate environment or other circumstances.

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value.

• U.S. Treasury securities risk: A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

• Government securities risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

• Repurchase agreement counterparty risk: The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of the agreement. If this occurs, the fund may suffer a loss if the proceeds from the sale of the underlying securities are less than the repurchase price.

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments.  In addition, turbulence in financial markets and reduced liquidity in fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

2

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Institutional shares from year to year. The table shows the average annual total returns of the fund's Institutional shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%)
Institutional Shares

During the periods shown in the chart: Best Quarter 2023, Q4: 1.32 Worst Quarter 2020, Q4: 0.00

The year-to-date total return of the fund's Institutional shares as of March 31, 2026 was 0.88%.

Average Annual Total Returns as of 12/31/25
	1 Year	5 Years	10 Years
Institutional Shares	4.19%	3.17%	2.10%

For the current yield for Institutional shares, call toll-free 1-800-373-9387 (inside the U.S. only). Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Portfolio Management

The fund's investment adviser is BNY Mellon Investment Adviser, Inc. (BNYIA). BNYIA has engaged its affiliate, Dreyfus, a division of Mellon Investments Corporation, to serve as the fund's sub-adviser.

Purchase and Sale of Fund Shares

The fund's Institutional shares are designed generally for institutional investors, acting for themselves or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Institutional shares of the fund also may be purchased directly by individuals. In general, the fund's minimum initial investment for Institutional shares is $10,000,000 with no minimum subsequent investment, unless: (a) the investor has invested at least $10,000,000 in the aggregate among the fund and any of the Cash Management Funds, the Preferred Funds or BNY Dreyfus Treasury and Agency Liquidity Money Market Fund; or (b) the investor has, in the opinion of BNY Institutional Services, adequate intent and availability of assets to reach a future aggregate level of investment of $10,000,000 in such funds. You may sell (redeem) your shares on any business day by wire or through compatible computer systems. Please call 1-800-373-9387 (inside the U.S. only) for more information.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through a U.S. tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund's distributor and its related companies may pay the intermediary for the sale of fund shares and related services. To the extent that the intermediary may receive lesser or no payments in connection with the sale of other investments, the payments from the fund's distributor and its related companies may create a potential conflict of interest by influencing the broker-dealer or other intermediary and your financial representative to recommend the fund over the other investments. This potential conflict of interest may be addressed by policies, procedures or practices adopted by the financial intermediary. As there may be many different policies, procedures or practices adopted by different intermediaries to address the manner in which compensation is earned through the sale of investments or the provision of related services, the compensation rates and other payment arrangements that may apply to a financial intermediary and its representatives

3

may vary by intermediary. Ask your financial representative or visit your financial intermediary's website for more information.

4

Fund Summary

BNY Dreyfus Government Securities Cash Management
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management fees	.20
Other expenses:
Shareholder services fees	.00*
Miscellaneous other expenses	.01
Total other expenses	.01
Total annual fund operating expenses	.21
Fee waiver+	(.01)
Total annual fund operating expenses (after fee waiver)	.20

* Amount represents less than .01%.

+ The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until June 1, 2027, to waive receipt of a portion of its management fee in the amount of .01% of the value of the fund's average daily net assets. On or after June 1, 2027, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the contractual undertaking by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$20	$67	$117	$267
Principal Investment Strategy

The fund pursues its investment objective by investing only in government securities (i.e., securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest) and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and

5

cash. Under normal conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowing for investment purposes) are invested in government securities.

The securities in which the fund invests include those backed by the full faith and credit of the U.S. government, which include U.S. Treasury securities as well as securities issued by certain agencies of the U.S. government, and those that are neither insured nor guaranteed by the U.S. government. While the fund is permitted to invest in the full range of government securities, the fund currently is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund's dividend income in their state and locality.

Principal Risks

An investment in the fund is not a bank account or a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates. BNY Mellon Investment Adviser, Inc. and its affiliates are not required to reimburse the fund for losses, and you should not expect that BNY Mellon Investment Adviser, Inc. or its affiliates will provide financial support to the fund at any time, including during periods of market stress. The fund is subject to the following principal risks:

• Interest rate risk: This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund's ability to maintain a stable net asset value. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the fund, depending on the interest rate environment or other circumstances.

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value.

• U.S. Treasury securities risk: A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

• Government securities risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments.  In addition, turbulence in financial markets and reduced liquidity in fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Institutional shares from year to year. The table shows the average annual total returns of the fund's Institutional shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

6

Year-by-Year Total Returns as of 12/31 each year (%)
Institutional Shares

During the periods shown in the chart: Best Quarter 2023, Q4: 1.32 Worst Quarter 2022, Q1: 0.00

The year-to-date total return of the fund's Institutional shares as of March 31, 2026 was 0.87%.

Average Annual Total Returns as of 12/31/25
	1 Year	5 Years	10 Years
Institutional Shares	4.12%	3.11%	2.05%

For the current yield for Institutional shares, call toll-free 1-800-373-9387 (inside the U.S. only). Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Portfolio Management

The fund's investment adviser is BNY Mellon Investment Adviser, Inc. (BNYIA). BNYIA has engaged its affiliate, Dreyfus, a division of Mellon Investments Corporation, to serve as the fund's sub-adviser.

Purchase and Sale of Fund Shares

The fund's Institutional shares are designed generally for institutional investors, acting for themselves or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Institutional shares of the fund also may be purchased directly by individuals. In general, the fund's minimum initial investment for Institutional shares is $10,000,000 with no minimum subsequent investment, unless: (a) the investor has invested at least $10,000,000 in the aggregate among the fund and any of the Cash Management Funds, the Preferred Funds or BNY Dreyfus Treasury and Agency Liquidity Money Market Fund; or (b) the investor has, in the opinion of BNY Institutional Services, adequate intent and availability of assets to reach a future aggregate level of investment of $10,000,000 in such funds. You may sell (redeem) your shares on any business day by wire or through compatible computer systems. Please call 1-800-373-9387 (inside the U.S. only) for more information.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through a U.S. tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund's distributor and its related companies may pay the intermediary for the sale of fund shares and related services. To the extent that the intermediary may receive lesser or no payments in connection with the sale of other investments, the payments from the fund's distributor and its related companies may create a potential conflict of interest by influencing the broker-dealer or other intermediary and your financial representative to recommend the fund over the other investments. This potential conflict of interest may be addressed by policies, procedures or practices adopted by the financial intermediary. As there may be many different policies, procedures or practices adopted by different intermediaries to address the manner in which compensation is earned through the sale of investments or the provision of related services, the compensation rates and other payment arrangements that may apply to a financial intermediary and its representatives may vary by intermediary. Ask your financial representative or visit your financial intermediary's website for more information.

7

Fund Summary

BNY Dreyfus Treasury Obligations Cash Management
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management fees	.20
Other expenses:
Shareholder services fees	.00*
Miscellaneous other expenses	.01
Total other expenses	.01
Total annual fund operating expenses	.21
Fee waiver+	(.03)
Total annual fund operating expenses (after fee waiver)	.18

* Amount represents less than .01%.

+ The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until June 1, 2027, to waive receipt of a portion of its management fee in the amount of .03% of the value of the fund's average daily net assets. On or after June 1, 2027, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the contractual undertaking by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$18	$65	$115	$265
Principal Investment Strategy

The fund pursues its investment objective by investing only in U.S. Treasury securities, including those with floating or variable rates of interest, repurchase agreements collateralized solely by U.S. Treasury securities and/or cash, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its

8

agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. The fund typically invests exclusively in U.S. Treasury securities and repurchase agreements collateralized solely by U.S. Treasury securities.

The fund invests in U.S. Treasury securities and seeks to enter into repurchase agreements that present minimal credit risk, based on an assessment by Dreyfus, a division of Mellon Investments Corporation, the fund's sub-adviser, of the counterparty's credit quality and capacity to meet its financial obligations, among other factors.
Principal Risks

An investment in the fund is not a bank account or a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates. BNY Mellon Investment Adviser, Inc. and its affiliates are not required to reimburse the fund for losses, and you should not expect that BNY Mellon Investment Adviser, Inc. or its affiliates will provide financial support to the fund at any time, including during periods of market stress. The fund is subject to the following principal risks:

• Interest rate risk: This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund's ability to maintain a stable net asset value. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the fund, depending on the interest rate environment or other circumstances.

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value.

• U.S. Treasury securities risk: A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

• Repurchase agreement counterparty risk: The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of the agreement. If this occurs, the fund may suffer a loss if the proceeds from the sale of the underlying securities are less than the repurchase price.

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments.  In addition, turbulence in financial markets and reduced liquidity in fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Institutional shares from year to year. The table shows the average annual total returns of the fund's Institutional shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

9

Year-by-Year Total Returns as of 12/31 each year (%)
Institutional Shares

During the periods shown in the chart: Best Quarter 2023, Q4: 1.32 Worst Quarter 2021, Q4: 0.00

The year-to-date total return of the fund's Institutional shares as of March 31, 2026 was 0.88%.

Average Annual Total Returns as of 12/31/25
	1 Year	5 Years	10 Years
Institutional Shares	4.17%	3.16%	2.08%

For the current yield for Institutional shares, call toll-free 1-800-373-9387 (inside the U.S. only). Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Portfolio Management

The fund's investment adviser is BNY Mellon Investment Adviser, Inc. (BNYIA). BNYIA has engaged its affiliate, Dreyfus, a division of Mellon Investments Corporation, to serve as the fund's sub-adviser.

Purchase and Sale of Fund Shares

The fund's Institutional shares are designed generally for institutional investors, acting for themselves or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Institutional shares of the fund also may be purchased directly by individuals. In general, the fund's minimum initial investment for Institutional shares is $10,000,000 with no minimum subsequent investment, unless: (a) the investor has invested at least $10,000,000 in the aggregate among the fund and any of the Cash Management Funds, the Preferred Funds or BNY Dreyfus Treasury and Agency Liquidity Money Market Fund; or (b) the investor has, in the opinion of BNY Institutional Services, adequate intent and availability of assets to reach a future aggregate level of investment of $10,000,000 in such funds. You may sell (redeem) your shares on any business day by wire or through compatible computer systems. Please call 1-800-373-9387 (inside the U.S. only) for more information.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through a U.S. tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund's distributor and its related companies may pay the intermediary for the sale of fund shares and related services. To the extent that the intermediary may receive lesser or no payments in connection with the sale of other investments, the payments from the fund's distributor and its related companies may create a potential conflict of interest by influencing the broker-dealer or other intermediary and your financial representative to recommend the fund over the other investments. This potential conflict of interest may be addressed by policies, procedures or practices adopted by the financial intermediary. As there may be many different policies, procedures or practices adopted by different intermediaries to address the manner in which compensation is earned through the sale of investments or the provision of related services, the compensation rates and other payment arrangements that may apply to a financial intermediary and its representatives may vary by intermediary. Ask your financial representative or visit your financial intermediary's website for more information.

10

Fund Summary

BNY Dreyfus Treasury Securities Cash Management
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management fees	.20
Other expenses:
Shareholder services fees	.00*
Miscellaneous other expenses	.01
Total other expenses	.01
Total annual fund operating expenses	.21
Fee waiver+	(.03)
Total annual fund operating expenses (after fee waiver)	.18

* Amount represents less than .01%.

+ The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until June 1, 2027, to waive receipt of a portion of its management fee in the amount of .03% of the value of the fund's average daily net assets. On or after June 1, 2027, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the contractual undertaking by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$18	$65	$115	$265
Principal Investment Strategy

The fund pursues its investment objective by investing only in U.S. Treasury securities, including those with floating or variable rates of interest, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. The fund typically invests exclusively in U.S. Treasury securities.

11

By investing exclusively in U.S. Treasury securities, income paid by the fund generally will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund's dividend income in their state and locality.

Principal Risks

An investment in the fund is not a bank account or a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates. BNY Mellon Investment Adviser, Inc. and its affiliates are not required to reimburse the fund for losses, and you should not expect that BNY Mellon Investment Adviser, Inc. or its affiliates will provide financial support to the fund at any time, including during periods of market stress. The fund is subject to the following principal risks:

• Interest rate risk: This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund's ability to maintain a stable net asset value. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the fund, depending on the interest rate environment or other circumstances.

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value.

• U.S. Treasury securities risk: A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments.  In addition, turbulence in financial markets and reduced liquidity in fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Institutional shares from year to year. The table shows the average annual total returns of the fund's Institutional shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%)
Institutional Shares

During the periods shown in the chart: Best Quarter 2023, Q4: 1.33 Worst Quarter 2021, Q4: 0.00

12

The year-to-date total return of the fund's Institutional shares as of March 31, 2026 was 0.88%.

Average Annual Total Returns as of 12/31/25
	1 Year	5 Years	10 Years
Institutional Shares	4.14%	3.11%	2.05%

For the current yield for Institutional shares, call toll-free 1-800-373-9387 (inside the U.S. only). Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Portfolio Management

The fund's investment adviser is BNY Mellon Investment Adviser, Inc. (BNYIA). BNYIA has engaged its affiliate, Dreyfus, a division of Mellon Investments Corporation, to serve as the fund's sub-adviser.

Purchase and Sale of Fund Shares

The fund's Institutional shares are designed generally for institutional investors, acting for themselves or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Institutional shares of the fund also may be purchased directly by individuals. In general, the fund's minimum initial investment for Institutional shares is $10,000,000 with no minimum subsequent investment, unless: (a) the investor has invested at least $10,000,000 in the aggregate among the fund and any of the Cash Management Funds, the Preferred Funds or BNY Dreyfus Treasury and Agency Liquidity Money Market Fund; or (b) the investor has, in the opinion of BNY Institutional Services, adequate intent and availability of assets to reach a future aggregate level of investment of $10,000,000 in such funds. You may sell (redeem) your shares on any business day by wire or through compatible computer systems. Please call 1-800-373-9387 (inside the U.S. only) for more information.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through a U.S. tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund's distributor and its related companies may pay the intermediary for the sale of fund shares and related services. To the extent that the intermediary may receive lesser or no payments in connection with the sale of other investments, the payments from the fund's distributor and its related companies may create a potential conflict of interest by influencing the broker-dealer or other intermediary and your financial representative to recommend the fund over the other investments. This potential conflict of interest may be addressed by policies, procedures or practices adopted by the financial intermediary. As there may be many different policies, procedures or practices adopted by different intermediaries to address the manner in which compensation is earned through the sale of investments or the provision of related services, the compensation rates and other payment arrangements that may apply to a financial intermediary and its representatives may vary by intermediary. Ask your financial representative or visit your financial intermediary's website for more information.

13

Fund Details

Goal and Approach

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of any other fund. This combined prospectus has been prepared for the convenience of investors so that investors can consider a number of investment choices in one document.

Each fund is a money market fund, subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended.

Each fund has been designated as a "government money market fund" as that term is defined in Rule 2a-7. As government money market funds, each fund is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash.

Each fund seeks to maintain a stable share price of $1.00.

As government money market funds, each fund is not required to impose a liquidity fee upon the sale of the fund's shares and has chosen not to rely on the ability to do so. If a fund's board chooses to rely on the ability to impose discretionary liquidity fees in the future, the fund will provide shareholders with at least 60 days' prior notice of the change.

Each fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

BNY Dreyfus Government Securities Cash Management typically invests exclusively in government securities and BNY Dreyfus Treasury Securities Cash Management typically invests exclusively in U.S. Treasury securities. Each of BNY Dreyfus Government Securities Cash Management and BNY Dreyfus Treasury Securities Cash Management currently is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund's dividend income in their state and locality. BNY Dreyfus Government Cash Management invests only in government securities, repurchase agreements collateralized solely by government securities and/or cash, and cash. The securities in which BNY Dreyfus Government Cash Management invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government. Securities backed by the full faith and credit of the U.S. government include U.S. Treasury securities as well as securities issued by certain agencies of the U.S. government, such as the Government National Mortgage Association. BNY Dreyfus Treasury Obligations Cash Management typically invests exclusively in U.S. Treasury securities and repurchase agreements collateralized solely by U.S. Treasury securities and/or cash, and cash.

The repurchase agreements in which BNY Dreyfus Government Cash Management and BNY Dreyfus Treasury Obligations Cash Management may invest include tri-party repurchase agreements executed through a third party bank that provides payment administration, collateral custody and management services to the parties to the repurchase agreements.

Under normal conditions, BNY Dreyfus Government Cash Management will invest its assets so that at least 80% of its net assets (plus any borrowing for investment purposes) are invested in government securities and/or repurchase agreements that are collateralized fully by government securities. BNY Dreyfus Government Cash Management will notify shareholders at least 60 days in advance of any change in this investment policy.

BNY Dreyfus Government Securities Cash Management will provide shareholders with at least 60 days' prior notice of any changes to its policy to invest, under normal conditions, exclusively in government securities. BNY Dreyfus Treasury Obligations Cash Management will provide shareholders with at least 60 days' prior notice of any changes to its policy to invest, under normal conditions, exclusively in U.S. Treasury securities and repurchase agreements collateralized solely by U.S. Treasury securities. BNY Dreyfus Treasury Securities Cash Management will provide shareholders with at least 60 days' prior notice of any changes to its policy to invest, under normal conditions, exclusively in U.S. Treasury securities.

14

BNY Dreyfus Government Cash Management and BNY Dreyfus Treasury Obligations Cash Management seek to enter into repurchase agreements that present minimal credit risk, based on Dreyfus's assessment of the counterparty's credit quality and capacity to meet its financial obligations, among other factors. As part of this assessment, to the extent relevant information is available, Dreyfus also evaluates whether environmental, social and governance (ESG) factors could have a positive, negative or neutral impact on the entity's credit risk profile. In evaluating ESG factors, Dreyfus considers ESG research developed by one or more affiliates or third parties, including ESG assessments and commentary provided by credit rating agencies, and other material ESG information as available. ESG data provided by affiliated and unaffiliated data providers may lack standardization, consistency and transparency, may be limited and/or subjective and may not be available, complete or accurate. Based on its evaluation of ESG factors, Dreyfus may adjust the applicable credit or maturity limits for the relevant counterparty. Dreyfus, however, may determine, across all investments within a fund, that other attributes of creditworthiness, such as sources of liquidity and market positioning, outweigh ESG considerations when making an investment decision, and may not consider available ESG data in connection with every investment decision it makes on behalf of the fund.

Among other requirements, each fund is required to invest (as measured at acquisition) at least 50% of its assets in cash, U.S. Treasury securities, certain other government securities with remaining maturities of 60 days or less, or securities that can readily be converted into cash within five business days. In addition, each fund is required to invest (as measured at acquisition) at least 25% of its assets in cash, U.S. Treasury securities or securities that can readily be converted into cash within one business day. Each fund must maintain an average dollar-weighted portfolio maturity of 60 days or less and a maximum weighted average life to maturity of 120 days.

In response to liquidity needs or unusual market conditions, each fund may hold all or a significant portion of its total assets in cash for temporary defensive purposes. This may result in a lower current yield and prevent the fund from achieving its investment objective.

More information about the fund's portfolio securities and investment techniques, and associated risks, is provided in the fund's Statement of Additional Information.

Investment Risks

An investment in a fund is not a bank account or a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. You could lose money by investing in a fund. Although each fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. A fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates. BNYIA and its affiliates are not required to reimburse a fund for losses, and you should not expect that BNYIA or its affiliates will provide financial support to a fund at any time, including during periods of market stress.

The following are the principal risks that could reduce a fund's income level and/or share price:

• Interest rate risk: Prices of fixed-income securities tend to move inversely with changes in interest rates. Interest rate risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund's ability to maintain a stable net asset value.  A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes.  A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and impair the fund's ability to maintain a stable net asset value. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. In such an interest rate environment, the fund may be subject to a greater risk of principal decline from rising interest rates. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the fund from taking full advantage of the rising interest rates in a timely manner. However, in a declining interest rate environment, the fund may benefit from a lag due to an obligation's interest rate payment not being immediately impacted by a decline in interest rates.

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value. To meet redemption requests, the fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may impair the fund's ability to maintain a stable net asset value.

15

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments.  In addition, turbulence in financial markets and reduced liquidity in fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

Risk Applicable to Funds That May Invest in U.S. Treasury Securities:

• U.S. Treasury securities risk: A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. In addition, such guarantees do not extend to shares of the fund itself. Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Risk Applicable to Funds That May Invest in U.S. Government Securities:

• Government securities risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Risk Applicable to Funds That May Enter Into Repurchase Agreements:

• Repurchase agreement counterparty risk: The fund is subject to the risk that a counterparty in a repurchase agreement and/or, for a tri-party repurchase agreement, the third party bank providing payment administration, collateral custody and management services for the transaction, could fail to honor the terms of the agreement. If this occurs, the fund may suffer a loss if the proceeds from the sale of the underlying securities are less than the repurchase price.

In addition to the principal risks described above, BNY Dreyfus Government Cash Management and BNY Dreyfus Treasury Obligations Cash Management are subject to the following additional risk that is not anticipated to be principal risk of investing in BNY Dreyfus Government Cash Management and BNY Dreyfus Treasury Obligations Cash Management:

• ESG evaluation risk: As part of Dreyfus's assessment of an counterparty's credit quality and capacity to meet its financial obligations, the consideration of ESG factors may contribute to the fund making different investments than funds that invest in money market securities but do not incorporate ESG considerations when selecting investments. Under certain economic conditions, this could cause the fund to underperform funds that do not incorporate ESG considerations. For example, the incorporation of ESG considerations may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so or selling securities when it might otherwise be disadvantageous for the fund to do so. Dreyfus's security selection process incorporates ESG data provided by affiliated and unaffiliated data providers, which may be limited for certain repurchase agreement counterparties and/or only take into account one or a few ESG related components. In addition, ESG data may include quantitative and/or qualitative measures, and consideration of this data may be subjective. Different methodologies may be used by the various data sources that provide ESG data for counterparties, including the counterparties themselves. ESG data from data providers used by Dreyfus often lack standardization, consistency and transparency, and, for certain counterparties, such data, including ESG ratings and scores, may not be available, complete or accurate. Dreyfus's evaluation of ESG factors relevant to the financial condition or risk profile of a particular repurchase agreement counterparty, or otherwise, may be adversely affected in such instances. As a result, the fund's investments may differ from, and potentially underperform, funds that do not incorporate ESG considerations or that incorporate ESG data from other sources or utilize other methodologies than the fund.

16

Management

Investment Adviser

The funds' investment adviser is BNY Mellon Investment Adviser, Inc., 240 Greenwich Street, New York, New York 10286. BNYIA manages approximately $405 billion in 75 mutual fund portfolios. For the fiscal year ended January 31, 2026, each of the funds paid BNYIA a management fee at the effective annual rate set forth in the table below. The funds paid BNYIA an effective management fee at a lower rate due to an undertaking by BNYIA to waive fees and/or reimburse fund expenses during the period.

Name of Fund	Effective Management Fee (as a percentage of average daily net assets)
BNY Dreyfus Government Cash Management	.16
BNY Dreyfus Government Securities Cash Management	.19
BNY Dreyfus Treasury Obligations Cash Management	.17
BNY Dreyfus Treasury Securities Cash Management	.17

A discussion regarding the basis for the board approving each fund's management agreement with BNYIA is available in the fund's Form N-CSR for the six-month period ended July 31, 2025.

BNYIA is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY), a global investments company dedicated to helping its clients manage and service their financial assets throughout the investment lifecycle. Whether providing financial services for institutions, corporations or individual investors, BNY delivers informed investment management and investment services in 35 countries. BNY is a leading investment management and investment services company, uniquely focused to help clients manage and move their financial assets in the rapidly changing global marketplace. BNY has $59.4 trillion in assets under custody and administration and $2.1 trillion in assets under management. BNY is the corporate brand of The Bank of New York Mellon Corporation and may be used to reference the corporation as a whole and/or its various subsidiaries generally. BNY Investments is one of the world's leading investment management organizations, and one of the top U.S. wealth managers, encompassing BNY's affiliated investment management firms, wealth management services and global distribution companies. Additional information is available at www.bny.com/investments.

The asset management philosophy of BNYIA is based on the belief that discipline and consistency are important to investment success. For each fund, BNYIA seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Sub-Adviser

BNYIA has engaged its affiliate, Dreyfus, to serve as the funds' sub-adviser, pursuant to a sub-investment advisory agreement between BNYIA and Dreyfus. Dreyfus, subject to BNYIA's supervision and approval, provides investment advisory assistance and research and the day-to-day management of the respective fund's assets. Dreyfus is a division of Mellon Investments Corporation (MIC), a registered investment adviser and an indirect wholly-owned subsidiary of BNY, with its principal office located at 500 Ross Street, Pittsburgh, PA 15258. As of March 31, 2026, MIC had approximately $978.3 billion of assets under management, which includes approximately $456.6 billion in assets managed by investment personnel of MIC acting in their capacity as officers of the Dreyfus division of MIC.

A discussion regarding the basis for the board approving the sub-investment advisory agreement between BNYIA and Dreyfus is available in the funds' Form N-CSR for the six-month period ended July 31, 2025.

Distributor

BNY Mellon Securities Corporation (BNYSC), a wholly-owned subsidiary of BNYIA, serves as distributor of the funds and of the other funds in the BNY Mellon Family of Funds. Any shareholder services fees are paid to BNYSC for the provision of shareholder account service and maintenance. BNYIA or BNYSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds in the BNY Mellon Family of Funds or provide other services. Such payments are separate from any shareholder services fees or other expenses that may be paid by a fund to those financial intermediaries. Because those payments are not made by fund shareholders or the fund, the fund's total expense ratio will not be affected by any such payments. These payments may be made to financial intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency

17

services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from BNYIA's or BNYSC's own resources to financial intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing." From time to time, BNYIA or BNYSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorships; support for recognition programs; technology or infrastructure support; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. This potential conflict of interest may be addressed by policies, procedures or practices that are adopted by the financial intermediary. As there may be many different policies, procedures or practices adopted by different intermediaries to address the manner in which compensation is earned through the sale of investments or the provision of related services, the compensation rates and other payment arrangements that may apply to a financial intermediary and its representatives may vary by intermediary. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

The funds, BNYIA, Dreyfus and BNYSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. The primary purpose of the respective codes is to ensure that personal trading by employees is done in a manner that does not disadvantage the fund or other client accounts.

18

Shareholder Guide

Buying and Selling Shares

Each fund's Institutional shares are designed generally for institutional investors, acting for themselves or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Institutional shares of each fund also may be purchased directly by individuals. Generally, each investor will be required to open a single master account with a fund for all purposes. In certain cases, a fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with a fund's transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Institutional shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus. The funds offer other classes of shares, which are described in separate prospectuses. Institutions purchasing fund shares on behalf of their clients determine which class of shares is suitable for their clients.

Applicable to each fund:

Your price for Institutional shares is the net asset value (NAV) per share.

The fund's portfolio securities are valued at amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. The fund uses this valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, in order to be able to maintain a price of $1.00 per share. The fund cannot guarantee that its net asset value will always remain at $1.00 per share. The fund may continue to use the amortized cost method of valuation only so long as the fund's board believes that it fairly reflects the market-based NAV per share.

At least daily, the fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents, which generally are provided by an independent pricing service. The pricing service's procedures are reviewed under the general supervision of the board.

The fund's NAV is calculated on any day the New York Stock Exchange (NYSE) is open. In addition, the fund's NAV will be calculated on any day the NYSE is closed but the Federal Reserve Bank is open and the Securities Industry and Financial Markets Association (SIFMA) recommends that fixed income securities markets be open for the day or a portion of the day.

The fund's NAV is generally calculated as of the following times each day the fund accepts purchase orders and redemption requests (each such time, the trading deadline for orders "in proper form" (as defined below)): for each of BNY Dreyfus Government Cash Management and BNY Dreyfus Treasury Obligations Cash Management, every hour on the hour from 8:00 a.m. to 5:00 p.m., Eastern time; and for each of BNY Dreyfus Government Securities Cash Management and BNY Dreyfus Treasury Securities Cash Management, every hour on the hour from 8:00 a.m. to 3:00 p.m., Eastern time. In its discretion, a fund's board may elect to calculate the fund's NAV once per day.

In the case of an emergency, if regular trading on the NYSE is restricted or the NYSE closes early, the fixed income securities markets or the Federal Reserve Bank closes early, or as otherwise permitted by the Securities and Exchange Commission, the fund may elect to close early. If the fund closes early on a business day, then the fund will calculate its last NAV as of the time of such closing and the fund must receive purchase orders and redemption requests prior to such closing time.

How to Buy Shares

Applicable to each fund:

Orders in proper form received and accepted by the fund or a financial intermediary that serves as agent for the fund will become effective at the NAV next determined after it is received by the fund or a financial intermediary, and the shares purchased will receive the dividend declared on that day provided the shares are not redeemed prior to the last NAV determined that day. An order to purchase shares received by the fund will be deemed to be "in proper form" if

19

the fund receives "federal funds" or other immediately available funds promptly thereafter. Unless other arrangements have been agreed to in advance, the fund generally expects to receive the funds within two hours after the order is received by the fund or a financial intermediary that serves as agent for the fund, or by 6:00 p.m., Eastern time, whichever is earlier. Orders submitted through a financial intermediary that does not serve as an agent for the fund are priced at the fund's NAV next calculated after the fund receives the order in proper form from the intermediary and accepts it, which may not occur on the day the order is submitted to the intermediary.

An order in proper form received and accepted after the time of day at which a fund determines its last NAV will be priced at the first NAV determined on the following business day and will begin to accrue dividends on such business day. If payment is not received within the appropriate time period, the fund reserves the right to cancel the purchase order at its discretion, and the investor would be liable for any resulting losses or expenses incurred by the fund or the fund's transfer agent, including interest charges.

By Wire. To open an account by wire, or purchase additional shares, please call 1-800-373-9387 (inside the U.S. only) for more information.

By Compatible Computer Systems. Institutional investors may input new account data, make initial and subsequent investments and retrieve an account number for their records by accessing The Lion Internet System. Please call 1-800-373-9387 (inside the U.S. only) for more information about The Lion Internet System or any other compatible computerized trading system.

Individuals may also call 1-800-373-9387 (inside the U.S. only) for more information on the compatible computerized trading systems that they may use.

The minimum initial investment in Institutional shares is $10,000,000, with no minimum subsequent investment, unless: (a) the investor has invested at least $10,000,000 in the aggregate among the fund and any of the Cash Management Funds or the Preferred Funds listed under "Services for Fund Investors Fund Exchanges" or BNY Dreyfus Treasury and Agency Liquidity Money Market Fund; or (b) the investor has, in the opinion of BNY Institutional Services, adequate intent and availability of assets to reach a future aggregate level of investment of $10,000,000 in such funds.

How to Sell Shares

Applicable to each fund:

You may sell (redeem) shares at any time by wire or through compatible computer systems.

Your shares will be priced at the next determined NAV. If a request for redemption is received and accepted by the fund or a financial intermediary that serves as agent for the fund by the time of day at which the fund determines its last NAV, the proceeds of the redemption ordinarily will be transmitted by wire in federal funds on the same day, and the shares will not receive the dividend declared on that day. Under certain circumstances (i.e., during periods of stressed market conditions or in cases of very large redemption requests), however, the fund may pay a portion or all of the redemption proceeds payable by wire on the next business day. If the request is received and accepted after the time of day at which the fund determines its last NAV, or is transmitted through the National Securities Clearing Corporation, the shares will receive the dividend declared on that day, and the proceeds of redemption ordinarily will be transmitted by wire in federal funds on the next business day. Requests for redemption submitted through a financial intermediary that does not serve as an agent for the fund are priced at the fund's NAV next calculated after the fund receives the request from the intermediary and accepts it, which may not occur on the day the order is submitted to the intermediary.

The processing of redemptions may be suspended, and the delivery of redemption proceeds may only be delayed by more than one business day, for any period: (i) during which the NYSE is closed (other than on holidays or weekends), or during which trading on the NYSE is restricted; (ii) when an emergency exists that makes the disposal of securities owned by the fund or the determination of the fair value of the fund's net assets not reasonably practicable; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.

Under normal circumstances, each fund expects to meet redemption requests by using cash it holds in its portfolio or selling portfolio securities to generate cash. In addition, pursuant to an interfund lending order granted by the Securities and Exchange Commission, each fund, except BNY Dreyfus Treasury Securities Cash Management, and certain other money market funds in the BNY Mellon Family of Funds, may borrow money from certain money market funds in the BNY Mellon Family of Funds for temporary or emergency purposes to meet redemption requests.

Each fund also reserves the right to pay redemption proceeds in securities rather than cash (i.e., "redeem in-kind"), if the amount redeemed is large enough to affect fund operations or the redemption request is during stressed market conditions. Investors are urged to call BNY Institutional Services before effecting any large transactions. Securities

20

distributed in connection with any such redemption in-kind are expected to generally represent the investor's pro rata portion of assets held by the fund immediately prior to the redemption, with adjustments as may be necessary in connection with, for example, restricted securities, odd lots or fractional shares. Any securities distributed in-kind will remain exposed to market risk until sold, and you may incur taxable gain when selling the securities.

By Wire. You may redeem shares by wire by calling 1-800-373-9387 (inside the U.S. only) to provide information about your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

By Compatible Computer Systems. Institutional investors may redeem shares by accessing The Lion Internet System or by other electronic means approved by BNY Institutional Services. Be sure to confirm your bank account information. Please call 1-800-373-9387 (inside the U.S. only) for more information.

Individuals may also call 1-800-373-9387 (inside the U.S. only) for more information on the compatible computerized trading systems that they may use.

General Policies

Each fund and the funds' transfer agent are authorized to act on telephone or online instructions from any person representing himself or herself to be an investor and reasonably believed by the fund or the transfer agent to be genuine. An investor may be responsible for any fraudulent telephone or online order as long as the fund or the funds' transfer agent (as applicable) takes reasonable measures to confirm that the instructions are genuine.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although BNYIA discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. BNYIA also believes that money market funds, such as the funds, are not typically targets of abusive trading practices. However, frequent purchases and redemptions of a fund's shares could increase the fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of a fund's portfolio, which could detract from the fund's performance. Each fund reserves the right to reject any purchase or exchange request in whole or in part. Funds in the BNY Mellon Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into a fund. If you plan to exchange your fund shares for shares of another fund in the BNY Mellon Family of Funds, please read the prospectus of that other fund for more information.

Each fund also reserves the right to:

• change or discontinue fund exchanges, or temporarily suspend exchanges during unusual market conditions

• change its minimum investment amount

Each fund also may process purchase and sale orders and calculate its NAV on days that the fund's primary trading markets are open and the fund's management determines to do so.

Dreyfus generally will seek to place, over time, a majority of the aggregate dollar value of purchase orders for BNY Dreyfus Government Securities Cash Management's portfolio securities with designated dealers that are owned by minorities, women, disabled persons, veterans and members of other qualified and recognized diversity and inclusion groups (D&I Dealers), subject to Dreyfus's duty to seek the best execution for the fund's portfolio transactions. Certain U.S. government-sponsored enterprises, such as the Federal Home Loan Banks and the Federal Farm Credit Banks Funding Corporation, have established diversity and inclusion dealer groups (Dealer Groups), and members of certain Dealer Groups, as determined by Dreyfus, that are otherwise authorized to trade with the fund, generally will be eligible for designation as D&I Dealers.

Escheatment

If your account is deemed "abandoned" or "unclaimed" under state law, the fund may be required to "escheat" or transfer the assets in your account to the applicable state's unclaimed property administration. The state may sell escheated shares and, if you subsequently seek to reclaim your proceeds of liquidation from the state, you may only be able to recover the amount received when the shares were sold. It is your responsibility to ensure that you maintain a correct address for your account, keep your account active by contacting the fund's transfer agent or distributor by mail or telephone or accessing your account through the fund's website at least once a year, and promptly cash all checks for dividends, capital gains and redemptions. The fund, the fund's transfer agent and BNYIA and its affiliates will not be liable to shareholders or their representatives for good faith compliance with state escheatment laws.

21

Distributions and Taxes

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund ordinarily declares dividends from its net investment income on each day its NAV is calculated and normally pays dividends monthly and capital gain distributions, if any, annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges imposed by the fund on reinvestments. Each fund's distributions are taxable as ordinary income or capital gains (unless you are investing through a U.S. tax-advantaged investment plan, in which case taxes may be deferred).

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone's tax situation is unique, please consult your tax adviser before investing.

Services for Fund Investors

Fund Exchanges

An investor may purchase, in exchange for Institutional shares of any fund, shares of the same class or certain other classes of the following funds, provided the investor meets the eligibility requirements for investing in the new share class: (i) any of the Cash Management Funds, which currently include BNY Dreyfus Government Cash Management, BNY Dreyfus Government Securities Cash Management, BNY Dreyfus Treasury Obligations Cash Management and BNY Dreyfus Treasury Securities Cash Management; or (ii) any of the Preferred Funds, which currently include BNY Dreyfus Institutional Preferred Government Money Market Fund, BNY Dreyfus Institutional Preferred Treasury Obligations Fund and BNY Dreyfus Institutional Preferred Treasury Securities Money Market Fund. For purposes of the exchange privilege, the investor will be deemed to have met the required minimum initial investment if the investor holds, in the aggregate, the required minimum amount in one or more of the Cash Management Funds or the Preferred Funds.

Your exchange request will be processed on the same business day it is received in proper form, provided that each fund is open at the time of the request (i.e., the request is received by the latest time each fund calculates its NAV for that business day). If the exchange is accepted at a time of day after one or both of the funds is closed (i.e., at a time after the last NAV for the fund has been calculated for that business day), the exchange will be processed on the next business day. An investor should be sure to read the current prospectus for any fund into which the investor is exchanging before investing. Any new account established through an exchange generally will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

Conversion Feature

Institutional shares of a fund may be converted into shares of another class of the fund, provided the investor meets the eligibility requirements for investing in the new share class. Each fund reserves the right to refuse any conversion request.

Auto-Exchange Privilege

Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for shares of a fund, shares of any of the funds managed by BNYIA listed under "Services for Fund Investors – Fund Exchanges", or in shares of certain funds in the BNY Mellon Family of Funds, if the investor is a shareholder in such fund. There is currently no fee for this privilege.

Account Statements

Every investor in a fund in the BNY Mellon Family of Funds automatically receives regular account statements. Each investor will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

22

Financial Highlights

As to each fund, these financial highlights describe the performance of the fund's Institutional shares for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been derived from the fund's financial statements, which have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the fund's Form N-CSR, which is available upon request.

BNY Dreyfus Government Cash Management	Year Ended January 31,
Institutional Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.041	.050	.050	.019	.000[a]
Distributions:
Dividends from net investment income	(.041)	(.050)	(.050)	(.019)	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	4.14	5.07	5.12	1.90	.03
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.20	.21	.21	.21	.21
Ratio of net expenses to average net assets[b]	.16[c]	.17[c]	.17[c]	.14[c]	.04
Ratio of net investment income to average net assets[b]	4.03[c]	4.94[c]	4.97[c]	1.92[c]	.03
Net Assets, end of period ($ x 1,000)	114,350,669	93,394,107	87,311,731	123,699,383	107,504,150

a Amount represents less than $.001 per share.

b Amount inclusive of reduction in expenses due to undertaking.

c Amount inclusive of reduction in fees due to earnings credits.

BNY Dreyfus Government Securities Cash Management	Year Ended January 31,
Institutional Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.040	.049	.050	.018	.000[a]
Distributions:
Dividends from net investment income	(.040)	(.049)	(.050)	(.018)	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	4.06	5.04	5.06	1.79	.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.21	.21	.21	.21	.21
Ratio of net expenses to average net assets[b]	.20[c]	.20[c]	.20[c]	.19[c]	.06
Ratio of net investment income to average net assets[b]	3.98[c]	4.92[c]	4.96 [c]	1.80[c]	.01
Net Assets, end of period ($ x 1,000)	3,403,720	3,440,875	3,498,262	3,318,127	3,435,107

a Amount represents less than $.001 per share.

b Amount inclusive of reduction in expenses due to undertaking.

c Amount inclusive of reduction in fees due to earnings credits.

23

Financial Highlights (continued)

BNY Dreyfus Treasury Obligations Cash Management	Year Ended January 31,
Institutional Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.040	.050	.050	.019	.000[a]
Distributions:
Dividends from net investment income	(.040)	(.050)	(.050)	(.019)	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	4.11	5.06	5.12	1.92	.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.21	.20	.21	.21	.21
Ratio of net expenses to average net assets[b]	.18[c]	.17[c]	.18[c]	.17[c]	.05
Ratio of net investment income to average net assets[b]	4.03[c]	4.94[c]	4.99[c]	2.20[c]	.01
Net Assets, end of period ($ x 1,000)	44,552,110	40,007,444	34,590,058	39,921,624	23,188,297

a Amount represents less than $.001 per share.

b Amount inclusive of reduction in expenses due to undertaking.

c Amount inclusive of reduction in fees due to earnings credits.

BNY Dreyfus Treasury Securities Cash Management	Year Ended January 31,
Institutional Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.040	.049	.049	.018	.000[a]
Distributions:
Dividends from net investment income	(.040)	(.049)	(.049)	(.018)	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	4.08	5.06	5.04	1.77	.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.21	.21	.21	.21	.21
Ratio of net expenses to average net assets[b]	.18[c]	.18[c]	.18[c]	.17[c]	.05
Ratio of net investment income to average net assets[b]	4.00[c]	4.93[c]	4.97[c]	1.78[c]	.01
Net Assets, end of period ($ x 1,000)	52,917,738	48,895,813	43,641,059	31,570,972	33,717,357

a Amount represents less than $.001 per share.

b Amount inclusive of reduction in expenses due to undertaking.

c Amount inclusive of reduction in fees due to earnings credits.

24

NOTES

25

For More Information

More information on each fund is available free upon request, including the following:

Annual/Semi-Annual Report and Financial Statements

Additional information about each fund's investments is available in the funds' annual and semi-annual reports to shareholders and in Form N-CSR. The funds' Form N-CSR contains the funds' financial statements and lists the fund's portfolio holdings. The funds' most recent annual and semi-annual reports and other information, such as the funds' financial statements, are available at www.dreyfus.com.

Statement of Additional Information (SAI)

The SAI provides more details about each fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI, as amended or supplemented from time to time, is incorporated by reference (and is legally considered part of this prospectus).

Portfolio Holdings

Dreyfus money market funds generally disclose, at www.dreyfus.com, their complete schedule of holdings on each business day, as of the preceding business day.  Each Dreyfus money market fund's month-end posting of its complete portfolio holdings will remain available on the website for six months.  From time to time, the funds may make available certain portfolio characteristics, such as allocations, performance- and risk-related statistics, portfolio-level statistics and non-security specific attribution analyses, upon request.

A complete description of the funds' policies and procedures with respect to the disclosure of a fund's portfolio securities is available in the fund's SAI and at www.dreyfus.com.

To Obtain Information

By telephone. Call your BNY Institutional Services representative or 1-800-373-9387 (inside the U.S. only)

By mail. BNY Institutional Services, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

By E-mail. Send your request to info@bny.com

On the Internet. Certain fund documents can be viewed online or downloaded from: www.dreyfus.com

Reports and other information about the funds are available on the EDGAR Database on the SEC's website at http://www.sec.gov, and that copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

This prospectus does not constitute an offer or solicitation in any state or jurisdiction in which, or to any person to whom, such offering or solicitation may not lawfully be made.

BNY Dreyfus Government Cash Management

BNY Dreyfus Government Securities Cash Management

Each a series of Dreyfus Government Cash Management Funds

SEC file number: 811-03964

BNY Dreyfus Treasury Obligations Cash Management

SEC file number: 811-04723

BNY Dreyfus Treasury Securities Cash Management

SEC file number: 811-05718

© 2026 BNY Mellon Securities Corporation CMGT – P0626IST

BNY Dreyfus Cash Management Funds

Prospectus | June 1, 2026

Investor Shares

BNY Dreyfus Government Cash Management (DGVXX)
BNY Dreyfus Government Securities Cash Management (DVPXX)
BNY Dreyfus Treasury Obligations Cash Management (DTVXX)
BNY Dreyfus Treasury Securities Cash Management (DVRXX)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

Fund Summaries

BNY Dreyfus Government Cash Management	1
BNY Dreyfus Government Securities Cash Management	4
BNY Dreyfus Treasury Obligations Cash Management	7
BNY Dreyfus Treasury Securities Cash Management	10
Fund Details

Goal and Approach	13
Investment Risks	14
Management	15
Shareholder Guide

Buying and Selling Shares	18
General Policies	20
Distributions and Taxes	21
Services for Fund Investors	21
Financial Highlights

Financial Highlights	22
For More Information

See back cover.

Fund Summary

BNY Dreyfus Government Cash Management
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investor Shares
Management fees	.20
Other expenses:
Shareholder services fees	.25
Miscellaneous other expenses	.01
Total other expenses	.26
Total annual fund operating expenses	.46
Fee waiver*	(.04)
Total annual fund operating expenses (after fee waiver)	.42

* The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until June 1, 2027, to waive receipt of a portion of its management fee in the amount of .03% of the value of the fund's average daily net assets. In addition, the fund's BOLD® Future shares are offered in a different prospectus, but, to the extent that it is necessary for BNY Mellon Investment Adviser, Inc. to waive receipt of its management fee or to reimburse the fund's common expenses as a result of such expense limitation agreement, the amount of the waiver or reimbursement will be applied equally to each share class of the fund, including Investor shares (which amounted to ..01% for the past fiscal year). On or after June 1, 2027, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the contractual undertaking by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$43	$144	$254	$575
Principal Investment Strategy

The fund pursues its investment objective by investing only in government securities (i.e., securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest), repurchase agreements collateralized solely by government securities and/or cash, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

1

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. Under normal conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowing for investment purposes) are invested in government securities and/or repurchase agreements that are collateralized fully by government securities. The securities in which the fund invests include those backed by the full faith and credit of the U.S. government, which include U.S. Treasury securities as well as securities issued by certain agencies of the U.S. government, and those that are neither insured nor guaranteed by the U.S. government.

The fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities and seeks to enter into repurchase agreements that present minimal credit risk, based on an assessment by Dreyfus, a division of Mellon Investments Corporation, the fund's sub-adviser, of the counterparty's credit quality and capacity to meet its financial obligations, among other factors.

Principal Risks

An investment in the fund is not a bank account or a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates. BNY Mellon Investment Adviser, Inc. and its affiliates are not required to reimburse the fund for losses, and you should not expect that BNY Mellon Investment Adviser, Inc. or its affiliates will provide financial support to the fund at any time, including during periods of market stress. The fund is subject to the following principal risks:

• Interest rate risk: This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund's ability to maintain a stable net asset value. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the fund, depending on the interest rate environment or other circumstances.

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value.

• U.S. Treasury securities risk: A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

• Government securities risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

• Repurchase agreement counterparty risk: The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of the agreement. If this occurs, the fund may suffer a loss if the proceeds from the sale of the underlying securities are less than the repurchase price.

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments.  In addition, turbulence in financial markets and reduced liquidity in fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

2

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Investor shares from year to year. The table shows the average annual total returns of the fund's Investor shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%)
Investor Shares

During the periods shown in the chart: Best Quarter 2023, Q4: 1.26 Worst Quarter 2020, Q4: 0.00

The year-to-date total return of the fund's Investor shares as of March 31, 2026 was 0.82%.

Average Annual Total Returns as of 12/31/25
	1 Year	5 Years	10 Years
Investor Shares	3.94%	2.98%	1.90%

For the current yield for Investor shares call toll-free 1-800-373-9387 (inside the U.S. only). Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Portfolio Management

The fund's investment adviser is BNY Mellon Investment Adviser, Inc. (BNYIA). BNYIA has engaged its affiliate, Dreyfus, a division of Mellon Investments Corporation, to serve as the fund's sub-adviser.

Purchase and Sale of Fund Shares

The fund's Investor shares are designed generally for institutional investors, acting for themselves or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Investor shares of the fund also may be purchased directly by individuals. In general, the fund's minimum initial investment for Investor shares is $1,000,000 with no minimum subsequent investment, unless: (a) the investor has invested at least $1,000,000 in the aggregate among the fund and any of the Cash Management Funds, the Preferred Funds or BNY Dreyfus Treasury and Agency Liquidity Money Market Fund; or (b) the investor has, in the opinion of BNY Institutional Services, adequate intent and availability of assets to reach a future aggregate level of investment of $1,000,000 in such funds. You may sell (redeem) your shares on any business day by wire or through compatible computer systems. Please call 1-800-373-9387 (inside the U.S. only) for more information.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through a U.S. tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund's distributor and its related companies may pay the intermediary for the sale of fund shares and related services. To the extent that the intermediary may receive lesser or no payments in connection with the sale of other investments, the payments from the fund's distributor and its related companies may create a potential conflict of interest by influencing the broker-dealer or other intermediary and your financial representative to recommend the fund over the other investments. This potential conflict of interest may be addressed by policies, procedures or practices adopted by the financial intermediary. As there may be many different policies, procedures or practices adopted by different intermediaries to address the manner in which compensation is earned through the sale of investments or the provision of related services, the compensation rates and other payment arrangements that may apply to a financial intermediary and its representatives may vary by intermediary. Ask your financial representative or visit your financial intermediary's website for more information.

3

Fund Summary

BNY Dreyfus Government Securities Cash Management
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investor Shares
Management fees	.20
Other expenses:
Shareholder services fees	.25
Miscellaneous other expenses	.01
Total other expenses	.26
Total annual fund operating expenses	.46
Fee waiver*	(.01)
Total annual fund operating expenses (after fee waiver)	.45

* The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until June 1, 2027, to waive receipt of a portion of its management fee in the amount of .01% of the value of the fund's average daily net assets. On or after June 1, 2027, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the contractual undertaking by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$46	$147	$257	$578
Principal Investment Strategy

The fund pursues its investment objective by investing only in government securities (i.e., securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest) and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and

4

cash. Under normal conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowing for investment purposes) are invested in government securities.

The securities in which the fund invests include those backed by the full faith and credit of the U.S. government, which include U.S. Treasury securities as well as securities issued by certain agencies of the U.S. government, and those that are neither insured nor guaranteed by the U.S. government. While the fund is permitted to invest in the full range of government securities, the fund currently is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund's dividend income in their state and locality.

Principal Risks

An investment in the fund is not a bank account or a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates. BNY Mellon Investment Adviser, Inc. and its affiliates are not required to reimburse the fund for losses, and you should not expect that BNY Mellon Investment Adviser, Inc. or its affiliates will provide financial support to the fund at any time, including during periods of market stress. The fund is subject to the following principal risks:

• Interest rate risk: This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund's ability to maintain a stable net asset value. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the fund, depending on the interest rate environment or other circumstances.

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value.

• U.S. Treasury securities risk: A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

• Government securities risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments.  In addition, turbulence in financial markets and reduced liquidity in fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Investor shares from year to year. The table shows the average annual total returns of the fund's Investor shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

5

Year-by-Year Total Returns as of 12/31 each year (%)
Investor Shares

During the periods shown in the chart: Best Quarter 2023, Q4: 1.26 Worst Quarter 2022, Q1: 0.00

The year-to-date total return of the fund's Investor shares as of March 31, 2026 was 0.81%.

Average Annual Total Returns as of 12/31/25
	1 Year	5 Years	10 Years
Investor Shares	3.87%	2.92%	1.85%

For the current yield for Investor shares, call toll-free 1-800-373-9387 (inside the U.S. only). Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Portfolio Management

The fund's investment adviser is BNY Mellon Investment Adviser, Inc. (BNYIA). BNYIA has engaged its affiliate, Dreyfus, a division of Mellon Investments Corporation, to serve as the fund's sub-adviser.

Purchase and Sale of Fund Shares

The fund's Investor shares are designed generally for institutional investors, acting for themselves or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Investor shares of the fund also may be purchased directly by individuals. In general, the fund's minimum initial investment for Investor shares is $1,000,000 with no minimum subsequent investment, unless: (a) the investor has invested at least $1,000,000 in the aggregate among the fund and any of the Cash Management Funds, the Preferred Funds or BNY Dreyfus Treasury and Agency Liquidity Money Market Fund; or (b) the investor has, in the opinion of BNY Institutional Services, adequate intent and availability of assets to reach a future aggregate level of investment of $1,000,000 in such funds. You may sell (redeem) your shares on any business day by wire or through compatible computer systems. Please call 1-800-373-9387 (inside the U.S. only) for more information.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through a U.S. tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund's distributor and its related companies may pay the intermediary for the sale of fund shares and related services. To the extent that the intermediary may receive lesser or no payments in connection with the sale of other investments, the payments from the fund's distributor and its related companies may create a potential conflict of interest by influencing the broker-dealer or other intermediary and your financial representative to recommend the fund over the other investments. This potential conflict of interest may be addressed by policies, procedures or practices adopted by the financial intermediary. As there may be many different policies, procedures or practices adopted by different intermediaries to address the manner in which compensation is earned through the sale of investments or the provision of related services, the compensation rates and other payment arrangements that may apply to a financial intermediary and its representatives may vary by intermediary. Ask your financial representative or visit your financial intermediary's website for more information.

6

Fund Summary

BNY Dreyfus Treasury Obligations Cash Management
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investor Shares
Management fees	.20
Other expenses:
Shareholder services fees	.25
Miscellaneous other expenses	.00*
Total other expenses	.25
Total annual fund operating expenses	.45
Fee waiver+	(.03)
Total annual fund operating expenses (after fee waiver)	.42

* Amount represents less than .01%.

+ The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until June 1, 2027, to waive receipt of a portion of its management fee in the amount of .03% of the value of the fund's average daily net assets. On or after June 1, 2027, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the contractual undertaking by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$43	$141	$249	$564
Principal Investment Strategy

The fund pursues its investment objective by investing only in U.S. Treasury securities, including those with floating or variable rates of interest, repurchase agreements collateralized solely by U.S. Treasury securities and/or cash, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its

7

agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. The fund typically invests exclusively in U.S. Treasury securities and repurchase agreements collateralized solely by U.S. Treasury securities.

The fund invests in U.S. Treasury securities and seeks to enter into repurchase agreements that present minimal credit risk, based on an assessment by Dreyfus, a division of Mellon Investments Corporation, the fund's sub-adviser, of the counterparty's credit quality and capacity to meet its financial obligations, among other factors.
Principal Risks

An investment in the fund is not a bank account or a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates. BNY Mellon Investment Adviser, Inc. and its affiliates are not required to reimburse the fund for losses, and you should not expect that BNY Mellon Investment Adviser, Inc. or its affiliates will provide financial support to the fund at any time, including during periods of market stress. The fund is subject to the following principal risks:

• Interest rate risk: This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund's ability to maintain a stable net asset value. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the fund, depending on the interest rate environment or other circumstances.

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value.

• U.S. Treasury securities risk: A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

• Repurchase agreement counterparty risk: The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of the agreement. If this occurs, the fund may suffer a loss if the proceeds from the sale of the underlying securities are less than the repurchase price.

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments.  In addition, turbulence in financial markets and reduced liquidity in fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Investor shares from year to year. The table shows the average annual total returns of the fund's Investor shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

8

Year-by-Year Total Returns as of 12/31 each year (%)
Investor Shares

During the periods shown in the chart: Best Quarter 2023, Q4: 1.26 Worst Quarter 2022, Q1: 0.00

The year-to-date total return of the fund's Investor shares as of March 31, 2026 was 0.82%.

Average Annual Total Returns as of 12/31/25
	1 Year	5 Years	10 Years
Investor Shares	3.91%	2.97%	1.88%

For the current yield for Investor shares, call toll-free 1-800-373-9387 (inside the U.S. only). Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Portfolio Management

The fund's investment adviser is BNY Mellon Investment Adviser, Inc. (BNYIA). BNYIA has engaged its affiliate, Dreyfus, a division of Mellon Investments Corporation, to serve as the fund's sub-adviser.

Purchase and Sale of Fund Shares

The fund's Investor shares are designed generally for institutional investors, acting for themselves or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Investor shares of the fund also may be purchased directly by individuals. In general, the fund's minimum initial investment for Investor shares is $1,000,000 with no minimum subsequent investment, unless: (a) the investor has invested at least $1,000,000 in the aggregate among the fund and any of the Cash Management Funds, the Preferred Funds or BNY Dreyfus Treasury and Agency Liquidity Money Market Fund; or (b) the investor has, in the opinion of BNY Institutional Services, adequate intent and availability of assets to reach a future aggregate level of investment of $1,000,000 in such funds. You may sell (redeem) your shares on any business day by wire or through compatible computer systems. Please call 1-800-373-9387 (inside the U.S. only) for more information.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through a U.S. tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund's distributor and its related companies may pay the intermediary for the sale of fund shares and related services. To the extent that the intermediary may receive lesser or no payments in connection with the sale of other investments, the payments from the fund's distributor and its related companies may create a potential conflict of interest by influencing the broker-dealer or other intermediary and your financial representative to recommend the fund over the other investments. This potential conflict of interest may be addressed by policies, procedures or practices adopted by the financial intermediary. As there may be many different policies, procedures or practices adopted by different intermediaries to address the manner in which compensation is earned through the sale of investments or the provision of related services, the compensation rates and other payment arrangements that may apply to a financial intermediary and its representatives may vary by intermediary. Ask your financial representative or visit your financial intermediary's website for more information.

9

Fund Summary

BNY Dreyfus Treasury Securities Cash Management
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investor Shares
Management fees	.20
Other expenses:
Shareholder services fees	.25
Miscellaneous other expenses	.00*
Total other expenses	.25
Total annual fund operating expenses	.45
Fee waiver+	(.03)
Total annual fund operating expenses (after fee waiver)	.42

* Amount represents less than .01%.

+ The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until June 1, 2027, to waive receipt of a portion of its management fee in the amount of .03% of the value of the fund's average daily net assets. On or after June 1, 2027, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the contractual undertaking by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$43	$141	$249	$564
Principal Investment Strategy

The fund pursues its investment objective by investing only in U.S. Treasury securities, including those with floating or variable rates of interest, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. The fund typically invests exclusively in U.S. Treasury securities.

10

By investing exclusively in U.S. Treasury securities, income paid by the fund generally will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund's dividend income in their state and locality.

Principal Risks

An investment in the fund is not a bank account or a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates. BNY Mellon Investment Adviser, Inc. and its affiliates are not required to reimburse the fund for losses, and you should not expect that BNY Mellon Investment Adviser, Inc. or its affiliates will provide financial support to the fund at any time, including during periods of market stress. The fund is subject to the following principal risks:

• Interest rate risk: This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund's ability to maintain a stable net asset value. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the fund, depending on the interest rate environment or other circumstances.

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value.

• U.S. Treasury securities risk: A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments.  In addition, turbulence in financial markets and reduced liquidity in fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Investor shares from year to year. The table shows the average annual total returns of the fund's Investor shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%)
Investor Shares

During the periods shown in the chart: Best Quarter 2023, Q4: 1.27 Worst Quarter 2022, Q1: 0.00

11

The year-to-date total return of the fund's Investor shares as of March 31, 2026 was 0.82%.

Average Annual Total Returns as of 12/31/25
	1 Year	5 Years	10 Years
Investor Shares	3.88%	2.92%	1.85%

For the current yield for Investor shares, call toll-free 1-800-373-9387 (inside the U.S. only). Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Portfolio Management

The fund's investment adviser is BNY Mellon Investment Adviser, Inc. (BNYIA). BNYIA has engaged its affiliate, Dreyfus, a division of Mellon Investments Corporation, to serve as the fund's sub-adviser.

Purchase and Sale of Fund Shares

The fund's Investor shares are designed generally for institutional investors, acting for themselves or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Investor shares of the fund also may be purchased directly by individuals. In general, the fund's minimum initial investment for Investor shares is $1,000,000 with no minimum subsequent investment, unless: (a) the investor has invested at least $1,000,000 in the aggregate among the fund and any of the Cash Management Funds, the Preferred Funds or BNY Dreyfus Treasury and Agency Liquidity Money Market Fund; or (b) the investor has, in the opinion of BNY Institutional Services, adequate intent and availability of assets to reach a future aggregate level of investment of $1,000,000 in such funds. You may sell (redeem) your shares on any business day by wire or through compatible computer systems. Please call 1-800-373-9387 (inside the U.S. only) for more information.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through a U.S. tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund's distributor and its related companies may pay the intermediary for the sale of fund shares and related services. To the extent that the intermediary may receive lesser or no payments in connection with the sale of other investments, the payments from the fund's distributor and its related companies may create a potential conflict of interest by influencing the broker-dealer or other intermediary and your financial representative to recommend the fund over the other investments. This potential conflict of interest may be addressed by policies, procedures or practices adopted by the financial intermediary. As there may be many different policies, procedures or practices adopted by different intermediaries to address the manner in which compensation is earned through the sale of investments or the provision of related services, the compensation rates and other payment arrangements that may apply to a financial intermediary and its representatives may vary by intermediary. Ask your financial representative or visit your financial intermediary's website for more information.

12

Fund Details

Goal and Approach

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of any other fund. This combined prospectus has been prepared for the convenience of investors so that investors can consider a number of investment choices in one document.

Each fund is a money market fund, subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended.

Each fund has been designated as a "government money market fund" as that term is defined in Rule 2a-7. As government money market funds, each fund is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash.

Each fund seeks to maintain a stable share price of $1.00.

As government money market funds, each fund is not required to impose a liquidity fee upon the sale of the fund's shares and has chosen not to rely on the ability to do so. If a fund's board chooses to rely on the ability to impose discretionary liquidity fees in the future, the fund will provide shareholders with at least 60 days' prior notice of the change.

Each fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

BNY Dreyfus Government Securities Cash Management typically invests exclusively in government securities and BNY Dreyfus Treasury Securities Cash Management typically invests exclusively in U.S. Treasury securities. Each of BNY Dreyfus Government Securities Cash Management and BNY Dreyfus Treasury Securities Cash Management currently is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund's dividend income in their state and locality. BNY Dreyfus Government Cash Management invests only in government securities, repurchase agreements collateralized solely by government securities and/or cash, and cash. The securities in which BNY Dreyfus Government Cash Management invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government. Securities backed by the full faith and credit of the U.S. government include U.S. Treasury securities as well as securities issued by certain agencies of the U.S. government, such as the Government National Mortgage Association. BNY Dreyfus Treasury Obligations Cash Management typically invests exclusively in U.S. Treasury securities and repurchase agreements collateralized solely by U.S. Treasury securities and/or cash, and cash.

The repurchase agreements in which BNY Dreyfus Government Cash Management and BNY Dreyfus Treasury Obligations Cash Management may invest include tri-party repurchase agreements executed through a third party bank that provides payment administration, collateral custody and management services to the parties to the repurchase agreements.

Under normal conditions, BNY Dreyfus Government Cash Management will invest its assets so that at least 80% of its net assets (plus any borrowing for investment purposes) are invested in government securities and/or repurchase agreements that are collateralized fully by government securities. BNY Dreyfus Government Cash Management will notify shareholders at least 60 days in advance of any change in this investment policy. BNY Dreyfus Government Securities Cash Management will provide shareholders with at least 60 days' prior notice of any changes to its policy to invest under normal conditions, exclusively in government securities. BNY Dreyfus Treasury Obligations Cash Management will provide shareholders with at least 60 days' prior notice of any changes to its policy to invest, under normal conditions, exclusively in U.S. Treasury securities and repurchase agreements collateralized solely by U.S. Treasury securities. BNY Dreyfus Treasury Securities Cash Management will provide shareholders with at least 60 days' prior notice of any changes to its policy to invest, under normal conditions, exclusively in U.S. Treasury securities.

BNY Dreyfus Government Cash Management and BNY Dreyfus Treasury Obligations Cash Management seek to enter into repurchase agreements that present minimal credit risk, based on Dreyfus's assessment of the counterparty's credit

13

quality and capacity to meet its financial obligations, among other factors. As part of this assessment, to the extent relevant information is available, Dreyfus also evaluates whether environmental, social and governance (ESG) factors could have a positive, negative or neutral impact on the entity's credit risk profile. In evaluating ESG factors, Dreyfus considers ESG research developed by one or more affiliates or third parties, including ESG assessments and commentary provided by credit rating agencies, and other material ESG information as available. ESG data provided by affiliated and unaffiliated data providers may lack standardization, consistency and transparency, may be limited and/or subjective and may not be available, complete or accurate. Based on its evaluation of ESG factors, Dreyfus may adjust the applicable credit or maturity limits for the relevant counterparty. Dreyfus, however, may determine, across all investments within a fund, that other attributes of creditworthiness, such as sources of liquidity and market positioning, outweigh ESG considerations when making an investment decision, and may not consider available ESG data in connection with every investment decision it makes on behalf of the fund.

Among other requirements, each fund is required to invest (as measured at acquisition) at least 50% of its assets in cash, U.S. Treasury securities, certain other government securities with remaining maturities of 60 days or less, or securities that can readily be converted into cash within five business days. In addition, each fund is required to invest (as measured at acquisition) at least 25% of its assets in cash, U.S. Treasury securities or securities that can readily be converted into cash within one business day. Each fund must maintain an average dollar-weighted portfolio maturity of 60 days or less and a maximum weighted average life to maturity of 120 days.

In response to liquidity needs or unusual market conditions, each fund may hold all or a significant portion of its total assets in cash for temporary defensive purposes. This may result in a lower current yield and prevent the fund from achieving its investment objective.

More information about the fund's portfolio securities and investment techniques, and associated risks, is provided in the fund's Statement of Additional Information.

Investment Risks

An investment in a fund is not a bank account or a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. You could lose money by investing in a fund. Although each fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. A fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates. BNYIA and its affiliates are not required to reimburse a fund for losses, and you should not expect that BNYIA or its affiliates will provide financial support to a fund at any time, including during periods of market stress.

The following are the principal risks that could reduce a fund's income level and/or share price:

• Interest rate risk: Prices of fixed-income securities tend to move inversely with changes in interest rates. Interest rate risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund's ability to maintain a stable net asset value.  A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes.  A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and impair the fund's ability to maintain a stable net asset value. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. In such an interest rate environment, the fund may be subject to a greater risk of principal decline from rising interest rates. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the fund from taking full advantage of the rising interest rates in a timely manner. However, in a declining interest rate environment, the fund may benefit from a lag due to an obligation's interest rate payment not being immediately impacted by a decline in interest rates.

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value. To meet redemption requests, the fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may impair the fund's ability to maintain a stable net asset value.

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments.  In addition, turbulence in financial markets and reduced liquidity in fixed-income markets

14

may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

Risk Applicable to Funds That May Invest in U.S. Treasury Securities:

• U.S. Treasury securities risk: A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. In addition, such guarantees do not extend to shares of the fund itself. Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Risk Applicable to Funds That May Invest in U.S. Government Securities:

• Government securities risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Risk Applicable to Funds That May Enter Into Repurchase Agreements:

• Repurchase agreement counterparty risk: The fund is subject to the risk that a counterparty in a repurchase agreement and/or, for a tri-party repurchase agreement, the third party bank providing payment administration, collateral custody and management services for the transaction, could fail to honor the terms of the agreement. If this occurs, the fund may suffer a loss if the proceeds from the sale of the underlying securities are less than the repurchase price.

In addition to the principal risks described above, BNY Dreyfus Government Cash Management and BNY Dreyfus Treasury Obligations Cash Management are subject to the following additional risk that is not anticipated to be principal risk of investing in BNY Dreyfus Government Cash Management and BNY Dreyfus Treasury Obligations Cash Management:

• ESG evaluation risk: As part of Dreyfus's assessment of an counterparty's credit quality and capacity to meet its financial obligations, the consideration of ESG factors may contribute to the fund making different investments than funds that invest in money market securities but do not incorporate ESG considerations when selecting investments. Under certain economic conditions, this could cause the fund to underperform funds that do not incorporate ESG considerations. For example, the incorporation of ESG considerations may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so or selling securities when it might otherwise be disadvantageous for the fund to do so. Dreyfus's security selection process incorporates ESG data provided by affiliated and unaffiliated data providers, which may be limited for certain repurchase agreement counterparties and/or only take into account one or a few ESG related components. In addition, ESG data may include quantitative and/or qualitative measures, and consideration of this data may be subjective. Different methodologies may be used by the various data sources that provide ESG data for counterparties, including the counterparties themselves. ESG data from data providers used by Dreyfus often lack standardization, consistency and transparency, and, for certain counterparties, such data, including ESG ratings and scores, may not be available, complete or accurate. Dreyfus's evaluation of ESG factors relevant to the financial condition or risk profile of a particular repurchase agreement counterparty, or otherwise, may be adversely affected in such instances. As a result, the fund's investments may differ from, and potentially underperform, funds that do not incorporate ESG considerations or that incorporate ESG data from other sources or utilize other methodologies than the fund.

Management

Investment Adviser

The funds' investment adviser is BNY Mellon Investment Adviser, Inc., 240 Greenwich Street, New York, New York 10286. BNYIA manages approximately $405 billion in 75 mutual fund portfolios. For the fiscal year ended January 31,

15

2026, each of the funds paid BNYIA a management fee at the effective annual rate set forth in the table below. The funds paid BNYIA an effective management fee at a lower rate due to an undertaking by BNYIA to waive fees and/or reimburse fund expenses during the period.

Name of Fund	Effective Management Fee (as a percentage of average daily net assets)
BNY Dreyfus Government Cash Management	.16
BNY Dreyfus Government Securities Cash Management	.19
BNY Dreyfus Treasury Obligations Cash Management	.17
BNY Dreyfus Treasury Securities Cash Management	.17

A discussion regarding the basis for the board approving each fund's management agreement with BNYIA is available in the fund's Form N-CSR for the six-month period ended July 31, 2025.

BNYIA is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY), a global investments company dedicated to helping its clients manage and service their financial assets throughout the investment lifecycle. Whether providing financial services for institutions, corporations or individual investors, BNY delivers informed investment management and investment services in 35 countries. BNY is a leading investment management and investment services company, uniquely focused to help clients manage and move their financial assets in the rapidly changing global marketplace. BNY has $59.4 trillion in assets under custody and administration and $2.1 trillion in assets under management. BNY is the corporate brand of The Bank of New York Mellon Corporation and may be used to reference the corporation as a whole and/or its various subsidiaries generally. BNY Investments is one of the world's leading investment management organizations, and one of the top U.S. wealth managers, encompassing BNY's affiliated investment management firms, wealth management services and global distribution companies. Additional information is available at www.bny.com/investments.

The asset management philosophy of BNYIA is based on the belief that discipline and consistency are important to investment success. For each fund, BNYIA seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Sub-Adviser

BNYIA has engaged its affiliate, Dreyfus, to serve as the funds' sub-adviser, pursuant to a sub-investment advisory agreement between BNYIA and Dreyfus. Dreyfus, subject to BNYIA's supervision and approval, provides investment advisory assistance and research and the day-to-day management of the respective fund's assets. Dreyfus is a division of Mellon Investments Corporation (MIC), a registered investment adviser and an indirect wholly-owned subsidiary of BNY, with its principal office located at 500 Ross Street, Pittsburgh, PA 15258. As of March 31, 2026, MIC had approximately $978.3 billion of assets under management, which includes approximately $456.6 billion in assets managed by investment personnel of MIC acting in their capacity as officers of the Dreyfus division of MIC.

A discussion regarding the basis for the board approving the sub-investment advisory agreement between BNYIA and Dreyfus is available in the funds' Form N-CSR for the six-month period ended July 31, 2025.

Distributor

BNY Mellon Securities Corporation (BNYSC), a wholly-owned subsidiary of BNYIA, serves as distributor of the funds and of the other funds in the BNY Mellon Family of Funds. Any shareholder services fees are paid to BNYSC for the provision of shareholder account service and maintenance. BNYIA or BNYSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds in the BNY Mellon Family of Funds or provide other services. Such payments are separate from any shareholder services fees or other expenses that may be paid by a fund to those financial intermediaries. Because those payments are not made by fund shareholders or the fund, the fund's total expense ratio will not be affected by any such payments. These payments may be made to financial intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from BNYIA's or BNYSC's own resources to financial intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing." From time to time, BNYIA or BNYSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorships; support for recognition programs; technology or infrastructure support; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. This potential conflict of interest may be addressed by policies, procedures or practices that are adopted by the financial

16

intermediary. As there may be many different policies, procedures or practices adopted by different intermediaries to address the manner in which compensation is earned through the sale of investments or the provision of related services, the compensation rates and other payment arrangements that may apply to a financial intermediary and its representatives may vary by intermediary. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

Investor shares of each fund are subject to an annual shareholder services plan fee of 0.25% of the value of the fund's average daily net assets attributable to Investor shares payable to the fund's distributor in respect of the provision of personal services to shareholders, such as answering shareholder inquiries regarding the fund, and/or the maintenance of shareholder accounts. The fund's distributor may pay financial intermediaries from the fees it receives under the shareholder services plan and/or administrative services plan for the provision of such services by the financial intermediaries to their clients who are beneficial owners of Investor shares of the fund.

The funds, BNYIA, Dreyfus and BNYSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. The primary purpose of the respective codes is to ensure that personal trading by employees is done in a manner that does not disadvantage the fund or other client accounts.

17

Shareholder Guide

Buying and Selling Shares

Each fund's Investor shares are designed generally for institutional investors, acting in a fiduciary, advisory, agency, brokerage, custodial or similar capacity themselves. Investor shares of each fund also may be purchased directly by individuals. Generally, each investor will be required to open a single master account with a fund for all purposes. In certain cases, a fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with a fund's transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Investor shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus. The funds offer other classes of shares, which are described in separate prospectuses. Institutions purchasing fund shares on behalf of their clients determine which class of shares is suitable for their clients.

Applicable to each fund:

Your price for Investor shares is the net asset value (NAV) per share.

The fund's portfolio securities are valued at amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. The fund uses this valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, in order to be able to maintain a price of $1.00 per share. The fund cannot guarantee that its net asset value will always remain at $1.00 per share. The fund may continue to use the amortized cost method of valuation only so long as the fund's board believes that it fairly reflects the market-based NAV per share.

At least daily, the fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents, which generally are provided by an independent pricing service. The pricing service's procedures are reviewed under the general supervision of the board.

The fund's NAV is calculated on any day the New York Stock Exchange (NYSE) is open. In addition, the fund's NAV will be calculated on any day the NYSE is closed but the Federal Reserve Bank is open and the Securities Industry and Financial Markets Association (SIFMA) recommends that fixed income securities markets be open for the day or a portion of the day.

The fund's NAV is generally calculated as of the following times each day the fund accepts purchase orders and redemption requests (each such time, the trading deadline for orders "in proper form" (as defined below)): for each of BNY Dreyfus Government Cash Management and BNY Dreyfus Treasury Obligations Cash Management, every hour on the hour from 8:00 a.m. to 5:00 p.m., Eastern time; and for each of BNY Dreyfus Government Securities Cash Management and BNY Dreyfus Treasury Securities Cash Management, every hour on the hour from 8:00 a.m. to 3:00 p.m., Eastern time. In its discretion, a fund's board may elect to calculate the fund's NAV once per day.

In the case of an emergency, if regular trading on the NYSE is restricted or the NYSE closes early, the fixed income securities markets or the Federal Reserve Bank closes early, or as otherwise permitted by the Securities and Exchange Commission, the fund may elect to close early. If the fund closes early on a business day, then the fund will calculate its last NAV as of the time of such closing and the fund must receive purchase orders and redemption requests prior to such closing time.

How to Buy Shares

Applicable to each fund:

Orders in proper form received and accepted by the fund or a financial intermediary that serves as agent for the fund will become effective at the NAV next determined after it is received by the fund or a financial intermediary, and the shares purchased will receive the dividend declared on that day provided the shares are not redeemed prior to the last NAV determined that day. An order to purchase shares received by the fund will be deemed to be "in proper form" if the fund receives "federal funds" or other immediately available funds promptly thereafter. Unless other arrangements

18

have been agreed to in advance, the fund generally expects to receive the funds within two hours after the order is received by the fund or a financial intermediary that serves as agent for the fund, or by 6:00 p.m., Eastern time, whichever is earlier. Orders submitted through a financial intermediary that does not serve as an agent for the fund are priced at the fund's NAV next calculated after the fund receives the order in proper form from the intermediary and accepts it, which may not occur on the day the order is submitted to the intermediary.

An order in proper form received and accepted after the time of day at which a fund determines its last NAV will be priced at the first NAV determined on the following business day and will begin to accrue dividends on such business day. If payment is not received within the appropriate time period, the fund reserves the right to cancel the purchase order at its discretion, and the investor would be liable for any resulting losses or expenses incurred by the fund or the fund's transfer agent, including interest charges.

By Wire. To open an account by wire, or purchase additional shares, please call 1-800-373-9387 (inside the U.S. only) for more information.

By Compatible Computer Systems. Institutional investors may input new account data, make initial and subsequent investments and retrieve an account number for their records by accessing The Lion Internet System. Please call 1-800-373-9387 (inside the U.S. only) for more information about The Lion Internet System or any other compatible computerized trading system.

Individuals may also call 1-800-373-9387 (inside the U.S. only) for more information on the compatible computerized trading systems that they may use.

The minimum initial investment in Investor shares is $1,000,000, with no minimum subsequent investment, unless: (a) the investor has invested at least $1,000,000 in the aggregate among the fund and any of the Cash Management Funds or the Preferred Funds listed under "Services for Fund Investors Fund Exchanges" or BNY Dreyfus Treasury and Agency Liquidity Money Market Fund; or (b) the investor has, in the opinion of BNY Institutional Services, adequate intent and availability of assets to reach a future aggregate level of investment of $1,000,000 in such funds.

How to Sell Shares

Applicable to each fund:

You may sell (redeem) shares at any time by wire or through compatible computer systems.

Your shares will be priced at the next determined NAV. If a request for redemption is received and accepted by the fund or a financial intermediary that serves as agent for the fund by the time of day at which the fund determines its last NAV, the proceeds of the redemption ordinarily will be transmitted by wire in federal funds on the same day, and the shares will not receive the dividend declared on that day. Under certain circumstances (i.e., during periods of stressed market conditions or in cases of very large redemption requests), however, the fund may pay a portion or all of the redemption proceeds payable by wire on the next business day. If the request is received and accepted after the time of day at which the fund determines its last NAV, or is transmitted through the National Securities Clearing Corporation, the shares will receive the dividend declared on that day, and the proceeds of redemption ordinarily will be transmitted by wire in federal funds on the next business day. Requests for redemption submitted through a financial intermediary that does not serve as an agent for the fund are priced at the fund's NAV next calculated after the fund receives the request from the intermediary and accepts it, which may not occur on the day the order is submitted to the intermediary.

The processing of redemptions may be suspended, and the delivery of redemption proceeds may only be delayed by more than one business day, for any period: (i) during which the NYSE is closed (other than on holidays or weekends), or during which trading on the NYSE is restricted; (ii) when an emergency exists that makes the disposal of securities owned by the fund or the determination of the fair value of the fund's net assets not reasonably practicable; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.

Under normal circumstances, each fund expects to meet redemption requests by using cash it holds in its portfolio or selling portfolio securities to generate cash. In addition, pursuant to an interfund lending order granted by the Securities and Exchange Commission, each fund, except BNY Dreyfus Treasury Securities Cash Management, and certain other money market funds in the BNY Mellon Family of Funds, may borrow money from certain money market funds in the BNY Mellon Family of Funds for temporary or emergency purposes to meet redemption requests.

Each fund also reserves the right to pay redemption proceeds in securities rather than cash (i.e., "redeem in-kind"), if the amount redeemed is large enough to affect fund operations or the redemption request is during stressed market conditions. Investors are urged to call BNY Institutional Services before effecting any large transactions. Securities distributed in connection with any such redemption in-kind are expected to generally represent the investor's pro rata

19

portion of assets held by the fund immediately prior to the redemption, with adjustments as may be necessary in connection with, for example, restricted securities, odd lots or fractional shares. Any securities distributed in-kind will remain exposed to market risk until sold, and you may incur taxable gain when selling the securities.

By Wire. You may redeem shares by wire by calling 1-800-373-9387 (inside the U.S. only) to provide information about your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

By Compatible Computer Systems. Institutional investors may redeem shares by accessing The Lion Internet System or by other electronic means approved by BNY Institutional Services. Be sure to confirm your bank account information. Please call 1-800-373-9387 (inside the U.S. only) for more information.

Individuals may also call 1-800-373-9387 (inside the U.S. only) for more information on the compatible computerized trading systems that they may use.

General Policies

Each fund and the funds' transfer agent are authorized to act on telephone or online instructions from any person representing himself or herself to be an investor and reasonably believed by the fund or the transfer agent to be genuine. An investor may be responsible for any fraudulent telephone or online order as long as the fund or the funds' transfer agent (as applicable) takes reasonable measures to confirm that the instructions are genuine.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although BNYIA discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. BNYIA also believes that money market funds, such as the funds, are not typically targets of abusive trading practices. However, frequent purchases and redemptions of a fund's shares could increase the fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of a fund's portfolio, which could detract from the fund's performance. Each fund reserves the right to reject any purchase or exchange request in whole or in part. Funds in the BNY Mellon Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into a fund. If you plan to exchange your fund shares for shares of another fund in the BNY Mellon Family of Funds, please read the prospectus of that other fund for more information.

Each fund also reserves the right to:

• change or discontinue fund exchanges, or temporarily suspend exchanges during unusual market conditions

• change its minimum investment amount

Each fund also may process purchase and sale orders and calculate its NAV on days that the fund's primary trading markets are open and the fund's management determines to do so.

Dreyfus generally will seek to place, over time, a majority of the aggregate dollar value of purchase orders for BNY Dreyfus Government Securities Cash Management's portfolio securities with designated dealers that are owned by minorities, women, disabled persons, veterans and members of other qualified and recognized diversity and inclusion groups (D&I Dealers), subject to Dreyfus's duty to seek the best execution for the fund's portfolio transactions. Certain U.S. government-sponsored enterprises, such as the Federal Home Loan Banks and the Federal Farm Credit Banks Funding Corporation, have established diversity and inclusion dealer groups (Dealer Groups), and members of certain Dealer Groups, as determined by Dreyfus, that are otherwise authorized to trade with the fund, generally will be eligible for designation as D&I Dealers.

Escheatment

If your account is deemed "abandoned" or "unclaimed" under state law, the fund may be required to "escheat" or transfer the assets in your account to the applicable state's unclaimed property administration. The state may sell escheated shares and, if you subsequently seek to reclaim your proceeds of liquidation from the state, you may only be able to recover the amount received when the shares were sold. It is your responsibility to ensure that you maintain a correct address for your account, keep your account active by contacting the fund's transfer agent or distributor by mail or telephone or accessing your account through the fund's website at least once a year, and promptly cash all checks for dividends, capital gains and redemptions. The fund, the fund's transfer agent and BNYIA and its affiliates will not be liable to shareholders or their representatives for good faith compliance with state escheatment laws.

20

Distributions and Taxes

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund ordinarily declares dividends from its net investment income on each day its NAV is calculated and normally pays dividends monthly and capital gain distributions, if any, annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges imposed by the fund on reinvestments.

Each fund's distributions are taxable as ordinary income or capital gains (unless you are investing through a U.S. tax-advantaged investment plan, in which case taxes may be deferred).

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone's tax situation is unique, please consult your tax adviser before investing.

Services for Fund Investors

Fund Exchanges

An investor may purchase, in exchange for Investor shares of any fund, shares of the same class or certain other classes of the following funds, provided the investor meets the eligibility requirements for investing in the new share class: (i) any of the Cash Management Funds, which currently include BNY Dreyfus Government Cash Management, BNY Dreyfus Government Securities Cash Management, BNY Dreyfus Treasury Obligations Cash Management and BNY Dreyfus Treasury Securities Cash Management; (ii) any of the Preferred Funds, which currently include BNY Dreyfus Institutional Preferred Government Money Market Fund, BNY Dreyfus Institutional Preferred Treasury Obligations Fund and BNY Dreyfus Institutional Preferred Treasury Securities Money Market Fund; or (iii) BNY Dreyfus Money Market Fund. For purposes of the exchange privilege, the investor will be deemed to have met the required minimum initial investment if the investor holds, in the aggregate, the required minimum amount in one or more of the Cash Management Funds or the Preferred Funds.

Your exchange request will be processed on the same business day it is received in proper form, provided that each fund is open at the time of the request (i.e., the request is received by the latest time each fund calculates its NAV for that business day). If the exchange is accepted at a time of day after one or both of the funds is closed (i.e., at a time after the last NAV for the fund has been calculated for that business day), the exchange will be processed on the next business day. An investor should be sure to read the current prospectus for any fund into which the investor is exchanging before investing. Any new account established through an exchange generally will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

Conversion Feature

Investor shares of a fund may be converted into shares of another class of the fund, provided the investor meets the eligibility requirements for investing in the new share class. Each fund reserves the right to refuse any conversion request.

Auto-Exchange Privilege

Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for shares of a fund, shares of any of the funds managed by BNYIA listed under "Services for Fund Investors – Fund Exchanges", or in shares of certain funds in the BNY Mellon Family of Funds, if the investor is a shareholder in such fund. There is currently no fee for this privilege.

Account Statements

Every investor in a fund in the BNY Mellon Family of Funds automatically receives regular account statements. Each investor will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

21

Financial Highlights

As to each fund, these financial highlights describe the performance of the fund's Investor shares for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been derived from the fund's financial statements, which have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the fund's Form N-CSR, which is available upon request.

BNY Dreyfus Government Cash Management	Year Ended January 31,
Investor Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.038	.047	.048	.017	.000[a]
Distributions:
Dividends from net investment income	(.038)	(.047)	(.048)	(.017)	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	3.88	4.81	4.86	1.69	.03
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.46	.46	.46	.46	.45
Ratio of net expenses to average net assets[b]	.42[c]	.42[c]	.43[c]	.37[c]	.03
Ratio of net investment income to average net assets[b]	3.79[c]	4.71[c]	4.79[c]	1.89[c]	.03
Net Assets, end of period ($ x 1,000)	16,221,304	12,465,794	11,291,168	7,060,619	3,717,395

a Amount represents less than $.001 per share.

b Amount inclusive of reduction in expenses due to undertaking.

c Amount inclusive of reduction in fees due to earnings credits.

BNY Dreyfus Government Securities Cash Management	Year Ended January 31,
Investor Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.037	.047	.047	.016	.000[a]
Distributions:
Dividends from net investment income	(.037)	(.047)	(.047)	(.016)	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	3.81	4.78	4.80	1.59	.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.46	.46	.46	.46	.46
Ratio of net expenses to average net assets[b]	.45[c]	.45[c]	.45[c]	.39[c]	.05
Ratio of net investment income to average net assets[b]	3.73[c]	4.67[c]	4.68[c]	1.68[c]	.00[d]
Net Assets, end of period ($ x 1,000)	365,199	341,337	293,819	200,348	170,780

a Amount represents less than $.001 per share.

b Amount inclusive of reduction in expenses due to undertaking.

c Amount inclusive of reduction in fees due to earnings credits.

d Amount represents less than .01%.

22

Financial Highlights (continued)

BNY Dreyfus Treasury Obligations Cash Management	Year Ended January 31,
Investor Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.038	.047	.048	.017	.000[a]
Distributions:
Dividends from net investment income	(.038)	(.047)	(.048)	(.017)	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	3.85	4.80	4.86	1.71	.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.45	.45	.45	.45	.45
Ratio of net expenses to average net assets[b]	.42[c]	.42[c]	.42[c]	.38[c]	.05
Ratio of net investment income to average net assets[b]	3.78[c]	4.69[c]	4.78[c]	1.79[c]	.01
Net Assets, end of period ($ x 1,000)	2,521,489	2,623,645	2,349,418	1,738,130	1,587,270

a Amount represents less than $.001 per share.

b Amount inclusive of reduction in expenses due to undertaking.

c Amount inclusive of reduction in fees due to earnings credits.

BNY Dreyfus Treasury Securities Cash Management	Year Ended January 31,
Investor Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.038	.047	.047	.015	.000[a]
Distributions:
Dividends from net investment income	(.038)	(.047)	(.047)	(.015)	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	3.83	4.80	4.78	1.56	.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.45	.45	.45	.45	.45
Ratio of net expenses to average net assets[b]	.42[c]	.42[c]	.42[c]	.37[c]	.05
Ratio of net investment income to average net assets[b]	3.76[c]	4.72[c]	4.76[c]	1.40[c]	.01
Net Assets, end of period ($ x 1,000)	1,690,605	1,571,072	1,664,092	1,461,809	1,577,212

a Amount represents less than $.001 per share.

b Amount inclusive of reduction in expenses due to undertaking.

c Amount inclusive of reduction in fees due to earnings credits.

23

NOTES

24

NOTES

25

For More Information

More information on each fund is available free upon request, including the following:

Annual/Semi-Annual Report and Financial Statements

Additional information about each fund's investments is available in the funds' annual and semi-annual reports to shareholders and in Form N-CSR. The funds' Form N-CSR contains the funds' financial statements and lists the fund's portfolio holdings. The funds' most recent annual and semi-annual reports and other information, such as the funds' financial statements, are available at www.dreyfus.com.

Statement of Additional Information (SAI)

The SAI provides more details about each fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI, as amended or supplemented from time to time, is incorporated by reference (and is legally considered part of this prospectus).

Portfolio Holdings

Dreyfus money market funds generally disclose, at www.dreyfus.com, their complete schedule of holdings on each business day, as of the preceding business day.  Each Dreyfus money market fund's month-end posting of its complete portfolio holdings will remain available on the website for six months.  From time to time, the funds may make available certain portfolio characteristics, such as allocations, performance- and risk-related statistics, portfolio-level statistics and non-security specific attribution analyses, upon request.

A complete description of the funds' policies and procedures with respect to the disclosure of a fund's portfolio securities is available in the fund's SAI and at www.dreyfus.com.

To Obtain Information

By telephone. Call your BNY Institutional Services representative or 1-800-373-9387 (inside the U.S. only)

By mail. BNY Institutional Services, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

By E-mail. Send your request to info@bny.com

On the Internet. Certain fund documents can be viewed online or downloaded from: www.dreyfus.com

Reports and other information about the funds are available on the EDGAR Database on the SEC's website at http://www.sec.gov, and that copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

This prospectus does not constitute an offer or solicitation in any state or jurisdiction in which, or to any person to whom, such offering or solicitation may not lawfully be made.

BNY Dreyfus Government Cash Management

BNY Dreyfus Government Securities Cash Management

Each a series of Dreyfus Government Cash Management Funds

SEC file number: 811-03964

BNY Dreyfus Treasury Obligations Cash Management

SEC file number: 811-04723

BNY Dreyfus Treasury Securities Cash Management

SEC file number: 811-05718

© 2026 BNY Mellon Securities Corporation CMGT – P0626INV

BNY Dreyfus Cash Management Funds

Prospectus | June 1, 2026

Participant Shares

BNY Dreyfus Government Cash Management (DPGXX)
BNY Dreyfus Government Securities Cash Management (DGPXX)
BNY Dreyfus Treasury Obligations Cash Management (DTPXX)
BNY Dreyfus Treasury Securities Cash Management (DPRXX)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

Fund Summaries

BNY Dreyfus Government Cash Management	1
BNY Dreyfus Government Securities Cash Management	5
BNY Dreyfus Treasury Obligations Cash Management	8
BNY Dreyfus Treasury Securities Cash Management	11
Fund Details

Goal and Approach	14
Investment Risks	15
Management	17
Shareholder Guide

Buying and Selling Shares	19
General Policies	21
Distributions and Taxes	21
Services for Fund Investors	22
Financial Highlights

Financial Highlights	23
For More Information

See back cover.

Fund Summary

BNY Dreyfus Government Cash Management
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Participant Shares
Management fees	.20
Other expenses:
Administrative services fees	.15
Shareholder services fees	.25
Miscellaneous other expenses	.01
Total other expenses	.41
Total annual fund operating expenses	.61
Fee waiver*	(.04)
Total annual fund operating expenses (after fee waiver)	.57

* The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until June 1, 2027, to waive receipt of a portion of its management fee in the amount of .03% of the value of the fund's average daily net assets. In addition, the fund's BOLD® Future shares are offered in a different prospectus, but, to the extent that it is necessary for BNY Mellon Investment Adviser, Inc. to reimburse the fund's common expenses as a result of such expense limitation agreement, the amount of the waiver or reimbursement will be applied equally to each share class of the fund, including Participant shares (which amounted to .01% for the past fiscal year). On or after June 1, 2027, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the contractual undertaking by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Participant Shares	$58	$191	$336	$758
Principal Investment Strategy

The fund pursues its investment objective by investing only in government securities (i.e., securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest), repurchase agreements collateralized solely by government securities and/or cash, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its

1

agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. Under normal conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowing for investment purposes) are invested in government securities and/or repurchase agreements that are collateralized fully by government securities. The securities in which the fund invests include those backed by the full faith and credit of the U.S. government, which include U.S. Treasury securities as well as securities issued by certain agencies of the U.S. government, and those that are neither insured nor guaranteed by the U.S. government.

The fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities and seeks to enter into repurchase agreements that present minimal credit risk, based on an assessment by Dreyfus, a division of Mellon Investments Corporation, the fund's sub-adviser, of the counterparty's credit quality and capacity to meet its financial obligations, among other factors.

Principal Risks

An investment in the fund is not a bank account or a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates. BNY Mellon Investment Adviser, Inc. and its affiliates are not required to reimburse the fund for losses, and you should not expect that BNY Mellon Investment Adviser, Inc. or its affiliates will provide financial support to the fund at any time, including during periods of market stress. The fund is subject to the following principal risks:

• Interest rate risk: This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund's ability to maintain a stable net asset value. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the fund, depending on the interest rate environment or other circumstances.

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value.

• U.S. Treasury securities risk: A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

• Government securities risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

• Repurchase agreement counterparty risk: The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of the agreement. If this occurs, the fund may suffer a loss if the proceeds from the sale of the underlying securities are less than the repurchase price.

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments.  In addition, turbulence in financial markets and reduced liquidity in fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

2

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Participant shares from year to year. The table shows the average annual total returns of the fund's Participant shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%)
Participant Shares

During the periods shown in the chart: Best Quarter 2023, Q4: 1.22 Worst Quarter 2020, Q4: 0.00

The year-to-date total return of the fund's Participant shares as of March 31, 2026 was 0.78%.

Average Annual Total Returns as of 12/31/25
	1 Year	5 Years	10 Years
Participant Shares	3.78%	2.87%	1.79%

For the current yield for Participant shares, call toll-free 1-800-373-9387 (inside the U.S. only). Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Portfolio Management

The fund's investment adviser is BNY Mellon Investment Adviser, Inc. (BNYIA). BNYIA has engaged its affiliate, Dreyfus, a division of Mellon Investments Corporation, to serve as the fund's sub-adviser.

Purchase and Sale of Fund Shares

The fund's Participant shares are designed for institutional investors, acting in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Participant shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. In general, the fund's minimum initial investment for Participant shares is $500,000, with no minimum subsequent investment, unless: (a) the investor has invested at least $500,000 in the aggregate among the fund and any of the Cash Management Funds, the Preferred Funds or BNY Dreyfus Treasury and Agency Liquidity Money Market Fund; or (b) the investor has, in the opinion of BNY Institutional Services, adequate intent and availability of assets to reach a future aggregate level of investment of $500,000 in such funds. You may sell (redeem) your shares on any business day by wire or through compatible computer systems. Please call 1-800-373-9387 (inside the U.S. only) for more information.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through a U.S. tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund's distributor and its related companies may pay the intermediary for the sale of fund shares and related services. To the extent that the intermediary may receive lesser or no payments in connection with the sale of other investments, the payments from the fund's distributor and its related companies may create a potential conflict of interest by influencing the broker-dealer or other intermediary and your financial representative to recommend the fund over the other investments. This potential conflict of interest may be addressed by policies, procedures or practices adopted by the financial intermediary. As there may be many different policies, procedures or practices adopted by different intermediaries to address the manner in which compensation is earned through the sale of investments or the provision of related services, the compensation rates and other payment arrangements that may apply to a financial intermediary and its representatives

3

may vary by intermediary. Ask your financial representative or visit your financial intermediary's website for more information.

4

Fund Summary

BNY Dreyfus Government Securities Cash Management
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Participant Shares
Management fees	.20
Other expenses:
Administrative services fees	.15
Shareholder services fees	.25
Miscellaneous other expenses	.01
Total other expenses	.41
Total annual fund operating expenses	.61
Fee waiver*	(.01)
Total annual fund operating expenses (after fee waiver)	.60

* The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until June 1, 2027, to waive receipt of a portion of its management fee in the amount of .01% of the value of the fund's average daily net assets. On or after June 1, 2027, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.
Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the contractual undertaking by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Participant Shares	$61	$194	$339	$761
Principal Investment Strategy

The fund pursues its investment objective by investing only in government securities (i.e., securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest) and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and

5

cash. Under normal conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowing for investment purposes) are invested in government securities.

The securities in which the fund invests include those backed by the full faith and credit of the U.S. government, which include U.S. Treasury securities as well as securities issued by certain agencies of the U.S. government, and those that are neither insured nor guaranteed by the U.S. government. While the fund is permitted to invest in the full range of government securities, the fund currently is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund's dividend income in their state and locality.

Principal Risks

An investment in the fund is not a bank account or a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates. BNY Mellon Investment Adviser, Inc. and its affiliates are not required to reimburse the fund for losses, and you should not expect that BNY Mellon Investment Adviser, Inc. or its affiliates will provide financial support to the fund at any time, including during periods of market stress. The fund is subject to the following principal risks:

• Interest rate risk: This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund's ability to maintain a stable net asset value. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the fund, depending on the interest rate environment or other circumstances.

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value.

• U.S. Treasury securities risk: A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

• Government securities risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments.  In addition, turbulence in financial markets and reduced liquidity in fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Participant shares from year to year. The table shows the average annual total returns of the fund's Participant shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

6

Year-by-Year Total Returns as of 12/31 each year (%)
Participant Shares

During the periods shown in the chart: Best Quarter 2023, Q4: 1.22 Worst Quarter 2022, Q1: 0.00

The year-to-date total return of the fund's Participant shares as of March 31, 2026 was 0.77%.

Average Annual Total Returns as of 12/31/25
	1 Year	5 Years	10 Years
Participant Shares	3.71%	2.81%	1.74%

For the current yield for Participant shares, call toll-free 1-800-373-9387 (inside the U.S. only). Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Portfolio Management

The fund's investment adviser is BNY Mellon Investment Adviser, Inc. (BNYIA). BNYIA has engaged its affiliate, Dreyfus, a division of Mellon Investments Corporation, to serve as the fund's sub-adviser.

Purchase and Sale of Fund Shares

The fund's Participant shares are designed for institutional investors, acting in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Participant shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. In general, the fund's minimum initial investment for Participant shares is $500,000, with no minimum subsequent investment, unless: (a) the investor has invested at least $500,000 in the aggregate among the fund and any of the Cash Management Funds, the Preferred Funds or BNY Dreyfus Treasury and Agency Liquidity Money Market Fund; or (b) the investor has, in the opinion of BNY Institutional Services, adequate intent and availability of assets to reach a future aggregate level of investment of $500,000 in such funds. You may sell (redeem) your shares on any business day by wire or through compatible computer systems. Please call 1-800-373-9387 (inside the U.S. only) for more information.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through a U.S. tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund's distributor and its related companies may pay the intermediary for the sale of fund shares and related services. To the extent that the intermediary may receive lesser or no payments in connection with the sale of other investments, the payments from the fund's distributor and its related companies may create a potential conflict of interest by influencing the broker-dealer or other intermediary and your financial representative to recommend the fund over the other investments. This potential conflict of interest may be addressed by policies, procedures or practices adopted by the financial intermediary. As there may be many different policies, procedures or practices adopted by different intermediaries to address the manner in which compensation is earned through the sale of investments or the provision of related services, the compensation rates and other payment arrangements that may apply to a financial intermediary and its representatives may vary by intermediary. Ask your financial representative or visit your financial intermediary's website for more information.

7

Fund Summary

BNY Dreyfus Treasury Obligations Cash Management
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Participant Shares
Management fees	.20
Other expenses:
Administrative services fees	.15
Shareholder services fees	.25
Miscellaneous other expenses	.00*
Total other expenses	.40
Total annual fund operating expenses	.60
Fee waiver+	(.03)
Total annual fund operating expenses (after fee waiver)	.57

* Amount represents less than .01%.

+ The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until June 1, 2027, to waive receipt of a portion of its management fee in the amount of .03% of the value of the fund's average daily net assets. On or after June 1, 2027, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the contractual undertaking by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Participant Shares	$58	$189	$332	$747
Principal Investment Strategy

The fund pursues its investment objective by investing only in U.S. Treasury securities, including those with floating or variable rates of interest, repurchase agreements collateralized solely by U.S. Treasury securities and/or cash, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and

8

cash. The fund typically invests exclusively in U.S. Treasury securities and repurchase agreements collateralized solely by U.S. Treasury securities.

The fund invests in U.S. Treasury securities and seeks to enter into repurchase agreements that present minimal credit risk, based on an assessment by Dreyfus, a division of Mellon Investments Corporation, the fund's sub-adviser, of the counterparty's credit quality and capacity to meet its financial obligations, among other factors.
Principal Risks

An investment in the fund is not a bank account or a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates. BNY Mellon Investment Adviser, Inc. and its affiliates are not required to reimburse the fund for losses, and you should not expect that BNY Mellon Investment Adviser, Inc. or its affiliates will provide financial support to the fund at any time, including during periods of market stress. The fund is subject to the following principal risks:

• Interest rate risk: This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund's ability to maintain a stable net asset value. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the fund, depending on the interest rate environment or other circumstances.

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value.

• U.S. Treasury securities risk: A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

• Repurchase agreement counterparty risk: The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of the agreement. If this occurs, the fund may suffer a loss if the proceeds from the sale of the underlying securities are less than the repurchase price.

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments.  In addition, turbulence in financial markets and reduced liquidity in fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Participant shares from year to year. The table shows the average annual total returns of the fund's Participant shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

9

Year-by-Year Total Returns as of 12/31 each year (%)
Participant Shares

During the periods shown in the chart: Best Quarter 2023, Q4: 1.22 Worst Quarter 2022, Q1: 0.00

The year-to-date total return of the fund's Participant shares as of March 31, 2026 was 0.78%.

Average Annual Total Returns as of 12/31/25
	1 Year	5 Years	10 Years
Participant Shares	3.76%	2.86%	1.78%

For the current yield for Participant shares, call toll-free 1-800-373-9387 (inside the U.S. only). Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Portfolio Management

The fund's investment adviser is BNY Mellon Investment Adviser, Inc. (BNYIA). BNYIA has engaged its affiliate, Dreyfus, a division of Mellon Investments Corporation, to serve as the fund's sub-adviser.

Purchase and Sale of Fund Shares

The fund's Participant shares are designed for institutional investors, acting in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Participant shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. In general, the fund's minimum initial investment for Participant shares is $500,000, with no minimum subsequent investment, unless: (a) the investor has invested at least $500,000 in the aggregate among the fund and any of the Cash Management Funds, the Preferred Funds or BNY Dreyfus Treasury and Agency Liquidity Money Market Fund; or (b) the investor has, in the opinion of BNY Institutional Services, adequate intent and availability of assets to reach a future aggregate level of investment of $500,000 in such funds. You may sell (redeem) your shares on any business day by wire or through compatible computer systems. Please call 1-800-373-9387 (inside the U.S. only) for more information.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through a U.S. tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund's distributor and its related companies may pay the intermediary for the sale of fund shares and related services. To the extent that the intermediary may receive lesser or no payments in connection with the sale of other investments, the payments from the fund's distributor and its related companies may create a potential conflict of interest by influencing the broker-dealer or other intermediary and your financial representative to recommend the fund over the other investments. This potential conflict of interest may be addressed by policies, procedures or practices adopted by the financial intermediary. As there may be many different policies, procedures or practices adopted by different intermediaries to address the manner in which compensation is earned through the sale of investments or the provision of related services, the compensation rates and other payment arrangements that may apply to a financial intermediary and its representatives may vary by intermediary. Ask your financial representative or visit your financial intermediary's website for more information.

10

Fund Summary

BNY Dreyfus Treasury Securities Cash Management
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Participant Shares
Management fees	.20
Other expenses:
Administrative services fees	.15
Shareholder services fees	.25
Miscellaneous other expenses	.00*
Total other expenses	.40
Total annual fund operating expenses	.60
Fee waiver+	(.03)
Total annual fund operating expenses (after fee waiver)	.57

* Amount represents less than .01%.

+ The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until June 1, 2027, to waive receipt of a portion of its management fee in the amount of .03% of the value of the fund's average daily net assets. On or after June 1, 2027, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the contractual undertaking by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Participant Shares	$58	$189	$332	$747
Principal Investment Strategy

The fund pursues its investment objective by investing only in U.S. Treasury securities, including those with floating or variable rates of interest, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. The fund typically invests exclusively in U.S. Treasury securities.

11

By investing exclusively in U.S. Treasury securities, income paid by the fund generally will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund's dividend income in their state and locality.

Principal Risks

An investment in the fund is not a bank account or a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates. BNY Mellon Investment Adviser, Inc. and its affiliates are not required to reimburse the fund for losses, and you should not expect that BNY Mellon Investment Adviser, Inc. or its affiliates will provide financial support to the fund at any time, including during periods of market stress. The fund is subject to the following principal risks:

• Interest rate risk: This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund's ability to maintain a stable net asset value. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the fund, depending on the interest rate environment or other circumstances.

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value.

• U.S. Treasury securities risk: A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments.  In addition, turbulence in financial markets and reduced liquidity in fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Participant shares from year to year. The table shows the average annual total returns of the fund's Participant shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

12

Year-by-Year Total Returns as of 12/31 each year (%)
Participant Shares

During the periods shown in the chart: Best Quarter 2023, Q4: 1.23 Worst Quarter 2022, Q1: 0.00

The year-to-date total return of the fund's Participant shares as of March 31, 2026 was 0.78%.

Average Annual Total Returns as of 12/31/25
	1 Year	5 Years	10 Years
Participant Shares	3.73%	2.81%	1.74%

For the current yield for Participant shares, call toll-free 1-800-373-9387 (inside the U.S. only). Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Portfolio Management

The fund's investment adviser is BNY Mellon Investment Adviser, Inc. (BNYIA). BNYIA has engaged its affiliate, Dreyfus, a division of Mellon Investments Corporation, to serve as the fund's sub-adviser.

Purchase and Sale of Fund Shares

The fund's Participant shares are designed for institutional investors, acting in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Participant shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. In general, the fund's minimum initial investment for Participant shares is $500,000, with no minimum subsequent investment, unless: (a) the investor has invested at least $500,000 in the aggregate among the fund and any of the Cash Management Funds, the Preferred Funds or BNY Dreyfus Treasury and Agency Liquidity Money Market Fund; or (b) the investor has, in the opinion of BNY Institutional Services, adequate intent and availability of assets to reach a future aggregate level of investment of $500,000 in such funds. You may sell (redeem) your shares on any business day by wire or through compatible computer systems. Please call 1-800-373-9387 (inside the U.S. only) for more information.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through a U.S. tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund's distributor and its related companies may pay the intermediary for the sale of fund shares and related services. To the extent that the intermediary may receive lesser or no payments in connection with the sale of other investments, the payments from the fund's distributor and its related companies may create a potential conflict of interest by influencing the broker-dealer or other intermediary and your financial representative to recommend the fund over the other investments. This potential conflict of interest may be addressed by policies, procedures or practices adopted by the financial intermediary. As there may be many different policies, procedures or practices adopted by different intermediaries to address the manner in which compensation is earned through the sale of investments or the provision of related services, the compensation rates and other payment arrangements that may apply to a financial intermediary and its representatives may vary by intermediary. Ask your financial representative or visit your financial intermediary's website for more information.

13

Fund Details

Goal and Approach

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of any other fund. This combined prospectus has been prepared for the convenience of investors so that investors can consider a number of investment choices in one document.

Each fund is a money market fund, subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended.

Each fund has been designated as a "government money market fund" as that term is defined in Rule 2a-7. As government money market funds, each fund is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash.

Each fund seeks to maintain a stable share price of $1.00.

As government money market funds, each fund is not required to impose a liquidity fee upon the sale of the fund's shares and has chosen not to rely on the ability to do so. If a fund's board chooses to rely on the ability to impose discretionary liquidity fees in the future, the fund will provide shareholders with at least 60 days' prior notice of the change.

Each fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

BNY Dreyfus Government Securities Cash Management typically invests exclusively in government securities and BNY Dreyfus Treasury Securities Cash Management typically invests exclusively in U.S. Treasury securities. Each of BNY Dreyfus Government Securities Cash Management and BNY Dreyfus Treasury Securities Cash Management currently is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund's dividend income in their state and locality. BNY Dreyfus Government Cash Management invests only in government securities, repurchase agreements collateralized solely by government securities and/or cash, and cash. The securities in which BNY Dreyfus Government Cash Management invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government. Securities backed by the full faith and credit of the U.S. government include U.S. Treasury securities as well as securities issued by certain agencies of the U.S. government, such as the Government National Mortgage Association. BNY Dreyfus Treasury Obligations Cash Management typically invests exclusively in U.S. Treasury securities and repurchase agreements collateralized solely by U.S. Treasury securities and/or cash, and cash.

The repurchase agreements in which BNY Dreyfus Government Cash Management and BNY Dreyfus Treasury Obligations Cash Management may invest include tri-party repurchase agreements executed through a third party bank that provides payment administration, collateral custody and management services to the parties to the repurchase agreements.

Under normal conditions, BNY Dreyfus Government Cash Management will invest its assets so that at least 80% of its net assets (plus any borrowing for investment purposes) are invested in government securities and/or repurchase agreements that are collateralized fully by government securities. BNY Dreyfus Government Cash Management will notify shareholders at least 60 days in advance of any change in this investment policy.

BNY Dreyfus Government Securities Cash Management will provide shareholders with at least 60 days' prior notice of any changes to its policy to invest, under normal conditions, exclusively in government securities. BNY Dreyfus Treasury Obligations Cash Management will provide shareholders with at least 60 days' prior notice of any changes to its policy to invest, under normal conditions, exclusively in U.S. Treasury securities and repurchase agreements collateralized solely by U.S. Treasury securities. BNY Dreyfus Treasury Securities Cash Management will provide shareholders with at least 60 days' prior notice of any changes to its policy to invest, under normal conditions, exclusively in U.S. Treasury securities.

14

BNY Dreyfus Government Cash Management and BNY Dreyfus Treasury Obligations Cash Management seek to enter into repurchase agreements that present minimal credit risk, based on Dreyfus's assessment of the counterparty's credit quality and capacity to meet its financial obligations, among other factors. As part of this assessment, to the extent relevant information is available, Dreyfus also evaluates whether environmental, social and governance (ESG) factors could have a positive, negative or neutral impact on the entity's credit risk profile. In evaluating ESG factors, Dreyfus considers ESG research developed by one or more affiliates or third parties, including ESG assessments and commentary provided by credit rating agencies, and other material ESG information as available. ESG data provided by affiliated and unaffiliated data providers may lack standardization, consistency and transparency, may be limited and/or subjective and may not be available, complete or accurate. Based on its evaluation of ESG factors, Dreyfus may adjust the applicable credit or maturity limits for the relevant counterparty. Dreyfus, however, may determine, across all investments within a fund, that other attributes of creditworthiness, such as sources of liquidity and market positioning, outweigh ESG considerations when making an investment decision, and may not consider available ESG data in connection with every investment decision it makes on behalf of the fund.

Among other requirements, each fund is required to invest (as measured at acquisition) at least 50% of its assets in cash, U.S. Treasury securities, certain other government securities with remaining maturities of 60 days or less, or securities that can readily be converted into cash within five business days. In addition, each fund is required to invest (as measured at acquisition) at least 25% of its assets in cash, U.S. Treasury securities or securities that can readily be converted into cash within one business day. Each fund must maintain an average dollar-weighted portfolio maturity of 60 days or less and a maximum weighted average life to maturity of 120 days.

In response to liquidity needs or unusual market conditions, each fund may hold all or a significant portion of its total assets in cash for temporary defensive purposes. This may result in a lower current yield and prevent the fund from achieving its investment objective.

More information about the fund's portfolio securities and investment techniques, and associated risks, is provided in the fund's Statement of Additional Information.

Investment Risks

An investment in a fund is not a bank account or a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. You could lose money by investing in a fund. Although each fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. A fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates. BNYIA and its affiliates are not required to reimburse a fund for losses, and you should not expect that BNYIA or its affiliates will provide financial support to a fund at any time, including during periods of market stress.

The following are the principal risks that could reduce a fund's income level and/or share price:

• Interest rate risk: Prices of fixed-income securities tend to move inversely with changes in interest rates. Interest rate risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund's ability to maintain a stable net asset value.  A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes.  A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and impair the fund's ability to maintain a stable net asset value. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. In such an interest rate environment, the fund may be subject to a greater risk of principal decline from rising interest rates. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the fund from taking full advantage of the rising interest rates in a timely manner. However, in a declining interest rate environment, the fund may benefit from a lag due to an obligation's interest rate payment not being immediately impacted by a decline in interest rates.

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value. To meet redemption requests, the fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may impair the fund's ability to maintain a stable net asset value.

15

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments.  In addition, turbulence in financial markets and reduced liquidity in fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

Risk Applicable to Funds That May Invest in U.S. Treasury Securities:

• U.S. Treasury securities risk: A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. In addition, such guarantees do not extend to shares of the fund itself. Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Risk Applicable to Funds That May Invest in U.S. Government Securities:

• Government securities risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Risk Applicable to Funds That May Enter Into Repurchase Agreements:

• Repurchase agreement counterparty risk: The fund is subject to the risk that a counterparty in a repurchase agreement and/or, for a tri-party repurchase agreement, the third party bank providing payment administration, collateral custody and management services for the transaction, could fail to honor the terms of the agreement. If this occurs, the fund may suffer a loss if the proceeds from the sale of the underlying securities are less than the repurchase price.

In addition to the principal risks described above, BNY Dreyfus Government Cash Management and BNY Dreyfus Treasury Obligations Cash Management are subject to the following additional risk that is not anticipated to be principal risk of investing in BNY Dreyfus Government Cash Management and BNY Dreyfus Treasury Obligations Cash Management:

• ESG evaluation risk: As part of Dreyfus's assessment of an counterparty's credit quality and capacity to meet its financial obligations, the consideration of ESG factors may contribute to the fund making different investments than funds that invest in money market securities but do not incorporate ESG considerations when selecting investments. Under certain economic conditions, this could cause the fund to underperform funds that do not incorporate ESG considerations. For example, the incorporation of ESG considerations may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so or selling securities when it might otherwise be disadvantageous for the fund to do so. Dreyfus's security selection process incorporates ESG data provided by affiliated and unaffiliated data providers, which may be limited for certain repurchase agreement counterparties and/or only take into account one or a few ESG related components. In addition, ESG data may include quantitative and/or qualitative measures, and consideration of this data may be subjective. Different methodologies may be used by the various data sources that provide ESG data for counterparties, including the counterparties themselves. ESG data from data providers used by Dreyfus often lack standardization, consistency and transparency, and, for certain counterparties, such data, including ESG ratings and scores, may not be available, complete or accurate. Dreyfus's evaluation of ESG factors relevant to the financial condition or risk profile of a particular repurchase agreement counterparty, or otherwise, may be adversely affected in such instances. As a result, the fund's investments may differ from, and potentially underperform, funds that do not incorporate ESG considerations or that incorporate ESG data from other sources or utilize other methodologies than the fund.

16

Management

Investment Adviser

The funds' investment adviser is BNY Mellon Investment Adviser, Inc., 240 Greenwich Street, New York, New York 10286. BNYIA manages approximately $405 billion in 75 mutual fund portfolios. For the fiscal year ended January 31, 2026, each of the funds paid BNYIA a management fee at the effective annual rate set forth in the table below. The funds paid BNYIA an effective management fee at a lower rate due to an undertaking by BNYIA to waive fees and/or reimburse fund expenses during the period.

Name of Fund	Effective Management Fee (as a percentage of average daily net assets)
BNY Dreyfus Government Cash Management	.16
BNY Dreyfus Government Securities Cash Management	.19
BNY Dreyfus Treasury Obligations Cash Management	.17
BNY Dreyfus Treasury Securities Cash Management	.17

A discussion regarding the basis for the board approving each fund's management agreement with BNYIA is available in the fund's Form N-CSR for the six-month period ended July 31, 2025.

BNYIA is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY), a global investments company dedicated to helping its clients manage and service their financial assets throughout the investment lifecycle. Whether providing financial services for institutions, corporations or individual investors, BNY delivers informed investment management and investment services in 35 countries. BNY is a leading investment management and investment services company, uniquely focused to help clients manage and move their financial assets in the rapidly changing global marketplace. BNY has $59.4 trillion in assets under custody and administration and $2.1 trillion in assets under management. BNY is the corporate brand of The Bank of New York Mellon Corporation and may be used to reference the corporation as a whole and/or its various subsidiaries generally. BNY Investments is one of the world's leading investment management organizations, and one of the top U.S. wealth managers, encompassing BNY's affiliated investment management firms, wealth management services and global distribution companies. Additional information is available at www.bny.com/investments.

The asset management philosophy of BNYIA is based on the belief that discipline and consistency are important to investment success. For each fund, BNYIA seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Sub-Adviser

BNYIA has engaged its affiliate, Dreyfus, to serve as the funds' sub-adviser, pursuant to a sub-investment advisory agreement between BNYIA and Dreyfus. Dreyfus, subject to BNYIA's supervision and approval, provides investment advisory assistance and research and the day-to-day management of the respective fund's assets. Dreyfus is a division of Mellon Investments Corporation (MIC), a registered investment adviser and an indirect wholly-owned subsidiary of BNY, with its principal office located at 500 Ross Street, Pittsburgh, PA 15258. As of March 31, 2026, MIC had approximately $978.3 billion of assets under management, which includes approximately $456.6 billion in assets managed by investment personnel of MIC acting in their capacity as officers of the Dreyfus a division of MIC.

A discussion regarding the basis for the board approving the sub-investment advisory agreement between BNYIA and Dreyfus is available in the funds' Form N-CSR for the six-month period ended July 31, 2025.

Distributor

BNY Mellon Securities Corporation (BNYSC), a wholly-owned subsidiary of BNYIA, serves as distributor of the funds and of the other funds in the BNY Mellon Family of Funds. Any shareholder services fees and administrative services fees, as applicable, are paid to BNYSC for the provision of shareholder account service and maintenance and recordkeeping and other related services, respectively. BNYIA or BNYSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds in the BNY Mellon Family of Funds or provide other services. Such payments are separate from any shareholder services fees and/or administrative services fees or other expenses that may be paid by a fund to those financial intermediaries. Because those payments are not made by fund shareholders or the fund, the fund's total expense ratio will not be affected by any such payments. These payments may be made to financial intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from BNYIA's or BNYSC's own resources to financial intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing."

17

From time to time, BNYIA or BNYSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorships; support for recognition programs; technology or infrastructure support; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. This potential conflict of interest may be addressed by policies, procedures or practices that are adopted by the financial intermediary. As there may be many different policies, procedures or practices adopted by different intermediaries to address the manner in which compensation is earned through the sale of investments or the provision of related services, the compensation rates and other payment arrangements that may apply to a financial intermediary and its representatives may vary by intermediary. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

Participant shares of each fund are subject to (i) an annual shareholder services plan fee of 0.25% of the value of the fund's average daily net assets attributable to Participant shares payable to the fund's distributor in respect of the provision of personal services to shareholders, such as answering shareholder inquiries regarding the fund, and/or the maintenance of shareholder accounts, and (ii) an annual administrative services plan fee of 0.15% of the value of the fund's average daily net assets attributable to Participant shares payable to the fund's distributor in respect of the provision of recordkeeping and other related services. The fund's distributor may pay financial intermediaries from the fees it receives under the shareholder services plan and/or administrative services plan for the provision of such services by the financial intermediaries to their clients who are beneficial owners of Participant shares of the fund.

The funds, BNYIA, Dreyfus and BNYSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. The primary purpose of the respective codes is to ensure that personal trading by employees is done in a manner that does not disadvantage the fund or other client accounts.

18

Shareholder Guide

Buying and Selling Shares

Each fund's Participant shares are designed for institutional investors, acting in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Participant shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Generally, each investor will be required to open a single master account with a fund for all purposes. In certain cases, a fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with a fund's transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Participant shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus. The funds offer other classes of shares, which are described in separate prospectuses. Institutions purchasing fund shares on behalf of their clients determine which class of shares is suitable for their clients.

Applicable to each fund:

Your price for Participant shares is the net asset value (NAV) per share.

The fund's portfolio securities are valued at amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. The fund uses this valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, in order to be able to maintain a price of $1.00 per share. The fund cannot guarantee that its net asset value will always remain at $1.00 per share. The fund may continue to use the amortized cost method of valuation only so long as the fund's board believes that it fairly reflects the market-based NAV per share.

At least daily, the fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents, which generally are provided by an independent pricing service. The pricing service's procedures are reviewed under the general supervision of the board.

The fund's NAV is calculated on any day the New York Stock Exchange (NYSE) is open. In addition, the fund's NAV will be calculated on any day the NYSE is closed but the Federal Reserve Bank is open and the Securities Industry and Financial Markets Association (SIFMA) recommends that fixed income securities markets be open for the day or a portion of the day.

The fund's NAV is generally calculated as of the following times each day the fund accepts purchase orders and redemption requests (each such time, the trading deadline for orders "in proper form" (as defined below)): for each of BNY Dreyfus Government Cash Management and BNY Dreyfus Treasury Obligations Cash Management, every hour on the hour from 8:00 a.m. to 5:00 p.m., Eastern time; and for each of BNY Dreyfus Government Securities Cash Management and BNY Dreyfus Treasury Securities Cash Management, every hour on the hour from 8:00 a.m. to 3:00 p.m., Eastern time. In its discretion, a fund's board may elect to calculate the fund's NAV once per day.

In the case of an emergency, if regular trading on the NYSE is restricted or the NYSE closes early, the fixed income securities markets or the Federal Reserve Bank closes early, or as otherwise permitted by the Securities and Exchange Commission, the fund may elect to close early. If the fund closes early on a business day, then the fund will calculate its last NAV as of the time of such closing and the fund must receive purchase orders and redemption requests prior to such closing time.

How to Buy Shares

Applicable to each fund:

Orders in proper form received and accepted by the fund or a financial intermediary that serves as agent for the fund will become effective at the NAV next determined after it is received by the fund or a financial intermediary, and the shares purchased will receive the dividend declared on that day provided the shares are not redeemed prior to the last NAV determined that day. An order to purchase shares received by the fund will be deemed to be "in proper form" if

19

the fund receives "federal funds" or other immediately available funds promptly thereafter. Unless other arrangements have been agreed to in advance, the fund generally expects to receive the funds within two hours after the order is received by the fund or a financial intermediary that serves as agent for the fund, or by 6:00 p.m., Eastern time, whichever is earlier. Orders submitted through a financial intermediary that does not serve as an agent for the fund are priced at the fund's NAV next calculated after the fund receives the order in proper form from the intermediary and accepts it, which may not occur on the day the order is submitted to the intermediary.

An order in proper form received and accepted after the time of day at which a fund determines its last NAV will be priced at the first NAV determined on the following business day and will begin to accrue dividends on such business day. If payment is not received within the appropriate time period, the fund reserves the right to cancel the purchase order at its discretion, and the investor would be liable for any resulting losses or expenses incurred by the fund or the fund's transfer agent, including interest charges.

By Wire. To open an account by wire, or purchase additional shares, please call 1-800-373-9387 (inside the U.S. only) for more information.

By Compatible Computer Systems. You may input new account data, make initial and subsequent investments and retrieve an account number for your records by accessing The Lion Internet System. Please call 1-800-373-9387 (inside the U.S. only) for more information about The Lion Internet System or any other compatible computerized trading system.

The minimum initial investment in Participant shares is $500,000, with no minimum subsequent investment, unless: (a) the investor has invested at least $500,000 in the aggregate among the fund and any of the Cash Management Funds or the Preferred Funds listed under "Services for Fund Investors – Fund Exchanges" or BNY Dreyfus Treasury and Agency Liquidity Money Market Fund; or (b) the investor has, in the opinion of BNY Institutional Services, adequate intent and availability of assets to reach a future aggregate level of investment of $500,000 in such funds.

How to Sell Shares

Applicable to each fund:

You may sell (redeem) shares at any time by wire or through compatible computer systems.

Your shares will be priced at the next determined NAV. If a request for redemption is received and accepted by the fund or a financial intermediary that serves as agent for the fund by the time of day at which the fund determines its last NAV, the proceeds of the redemption ordinarily will be transmitted by wire in federal funds on the same day, and the shares will not receive the dividend declared on that day. Under certain circumstances (i.e., during periods of stressed market conditions or in cases of very large redemption requests), however, the fund may pay a portion or all of the redemption proceeds payable by wire on the next business day. If the request is received and accepted after the time of day at which the fund determines its last NAV, or is transmitted through the National Securities Clearing Corporation, the shares will receive the dividend declared on that day, and the proceeds of redemption ordinarily will be transmitted by wire in federal funds on the next business day. Requests for redemption submitted through a financial intermediary that does not serve as an agent for the fund are priced at the fund's NAV next calculated after the fund receives the request from the intermediary and accepts it, which may not occur on the day the order is submitted to the intermediary.

The processing of redemptions may be suspended, and the delivery of redemption proceeds may only be delayed by more than one business day, for any period: (i) during which the NYSE is closed (other than on holidays or weekends), or during which trading on the NYSE is restricted; (ii) when an emergency exists that makes the disposal of securities owned by the fund or the determination of the fair value of the fund's net assets not reasonably practicable; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.

Under normal circumstances, each fund expects to meet redemption requests by using cash it holds in its portfolio or selling portfolio securities to generate cash. In addition, pursuant to an interfund lending order granted by the Securities and Exchange Commission, each fund, except BNY Dreyfus Treasury Securities Cash Management, and certain other money market funds in the BNY Mellon Family of Funds, may borrow money from certain money market funds in the BNY Mellon Family of Funds for temporary or emergency purposes to meet redemption requests.

Each fund also reserves the right to pay redemption proceeds in securities rather than cash (i.e., "redeem in-kind"), if the amount redeemed is large enough to affect fund operations or the redemption request is during stressed market conditions. Investors are urged to call BNY Institutional Services before effecting any large transactions. Securities distributed in connection with any such redemption in-kind are expected to generally represent the investor's pro rata portion of assets held by the fund immediately prior to the redemption, with adjustments as may be necessary in

20

connection with, for example, restricted securities, odd lots or fractional shares. Any securities distributed in-kind will remain exposed to market risk until sold, and you may incur taxable gain when selling the securities.

By Wire. You may redeem shares by wire by calling 1-800-373-9387 (inside the U.S. only) to provide information about your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

By Compatible Computer Systems. You may redeem shares by accessing The Lion Internet System, or by other electronic means approved by BNY Institutional Services. Be sure to confirm your bank account information. Please call 1-800-373-9387 (inside the U.S. only) for more information.

General Policies

Each fund and the funds' transfer agent are authorized to act on telephone or online instructions from any person representing himself or herself to be an investor and reasonably believed by the fund or the transfer agent to be genuine. An investor may be responsible for any fraudulent telephone or online order as long as the fund or the funds' transfer agent (as applicable) takes reasonable measures to confirm that the instructions are genuine.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although BNYIA discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. BNYIA also believes that money market funds, such as the funds, are not typically targets of abusive trading practices. However, frequent purchases and redemptions of a fund's shares could increase the fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of a fund's portfolio, which could detract from the fund's performance. Each fund reserves the right to reject any purchase or exchange request in whole or in part. Funds in the BNY Mellon Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into a fund. If you plan to exchange your fund shares for shares of another fund in the BNY Mellon Family of Funds, please read the prospectus of that other fund for more information.

Each fund also reserves the right to:

• change or discontinue fund exchanges, or temporarily suspend exchanges during unusual market conditions

• change its minimum investment amount

Each fund also may process purchase and sale orders and calculate its NAV on days that the fund's primary trading markets are open and the fund's management determines to do so.

Dreyfus generally will seek to place, over time, a majority of the aggregate dollar value of purchase orders for BNY Dreyfus Government Securities Cash Management's portfolio securities with designated dealers that are owned by minorities, women, disabled persons, veterans and members of other qualified and recognized diversity and inclusion groups (D&I Dealers), subject to Dreyfus's duty to seek the best execution for the fund's portfolio transactions. Certain U.S. government-sponsored enterprises, such as the Federal Home Loan Banks and the Federal Farm Credit Banks Funding Corporation, have established diversity and inclusion dealer groups (Dealer Groups), and members of certain Dealer Groups, as determined by Dreyfus, that are otherwise authorized to trade with the fund, generally will be eligible for designation as D&I Dealers.

Escheatment

If your account is deemed "abandoned" or "unclaimed" under state law, the fund may be required to "escheat" or transfer the assets in your account to the applicable state's unclaimed property administration. The state may sell escheated shares and, if you subsequently seek to reclaim your proceeds of liquidation from the state, you may only be able to recover the amount received when the shares were sold. It is your responsibility to ensure that you maintain a correct address for your account, keep your account active by contacting the fund's transfer agent or distributor by mail or telephone or accessing your account through the fund's website at least once a year, and promptly cash all checks for dividends, capital gains and redemptions. The fund, the fund's transfer agent and BNYIA and its affiliates will not be liable to shareholders or their representatives for good faith compliance with state escheatment laws.

Distributions and Taxes

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund ordinarily declares dividends from its net investment

21

income on each day its NAV is calculated and normally pays dividends monthly and capital gain distributions, if any, annually. Fund dividends and cap-ital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges imposed by the fund on reinvestments.

Each fund's distributions are taxable as ordinary income or capital gains (unless you are investing through a U.S. tax-advantaged investment plan, in which case taxes may be deferred).

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone's tax situation is unique, please consult your tax adviser before investing.

Services for Fund Investors

Fund Exchanges

An investor may purchase, in exchange for Participant shares of any fund, shares of the same class or certain other classes of the following funds, provided the investor meets the eligibility requirements for investing in the new share class: (i) any of the Cash Management Funds, which currently include BNY Dreyfus Government Cash Management, BNY Dreyfus Government Securities Cash Management, BNY Dreyfus Treasury Obligations Cash Management and BNY Dreyfus Treasury Securities Cash Management; (ii) any of the Preferred Funds, which currently include BNY Dreyfus Institutional Preferred Government Money Market Fund, BNY Dreyfus Institutional Preferred Treasury Obligations Fund and BNY Dreyfus Institutional Preferred Treasury Securities Money Market Fund; or (iii) BNY Dreyfus Money Market Fund. For purposes of the exchange privilege, the investor will be deemed to have met the required minimum initial investment if the investor holds, in the aggregate, the required minimum amount in one or more of the Cash Management Funds or the Preferred Funds.

Your exchange request will be processed on the same business day it is received in proper form, provided that each fund is open at the time of the request (i.e., the request is received by the latest time each fund calculates its NAV for that business day). If the exchange is accepted at a time of day after one or both of the funds is closed (i.e., at a time after the last NAV for the fund has been calculated for that business day), the exchange will be processed on the next business day. An investor should be sure to read the current prospectus for any fund into which the investor is exchanging before investing. Any new account established through an exchange generally will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

Conversion Feature

Participant shares of a fund may be converted into shares of another class of the fund, provided the investor meets the eligibility requirements for investing in the new share class. Each fund reserves the right to refuse any conversion request.

Auto-Exchange Privilege

Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for shares of a fund, shares of any of the funds managed by BNYIA listed under "Services for Fund Investors – Fund Exchanges", or in shares of certain funds in the BNY Mellon Family of Funds, if the investor is a shareholder in such fund. There is currently no fee for this privilege.

Account Statements

Every investor in a fund in the BNY Mellon Family of Funds automatically receives regular account statements. Each investor will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

22

Financial Highlights

As to each fund, these financial highlights describe the performance of the fund's Participant shares for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been derived from the fund's financial statements, which have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the fund's Form N-CSR, which is available upon request.

BNY Dreyfus Government Cash Management	Year Ended January 31,
Participant Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.037	.046	.046	.016	.000[a]
Distributions:
Dividends from net investment income	(.037)	(.046)	(.046)	(.016)	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	3.72	4.66	4.71	1.58	.03
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.61.	.61	.61	.60	.61
Ratio of net expenses to average net assets[b]	.57[c]	.57[c]	.58[c]	.46[c]	.04
Ratio of net investment income to average net assets[b]	3.66[c]	4.59[c]	4.64[c]	1.52[c]	.03
Net Assets, end of period ($ x 1,000)	4,727,362	3,622,940	2,958,453	1,931,271	1,982,627

a Amount represents less than $.001 per share.

b Amount inclusive of reduction in expenses due to undertaking.

c Amount inclusive of reduction in fees due to earnings credits.

BNY Dreyfus Government Securities Cash Management	Year Ended January 31,
Participant Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.036	.045	.046	.015	.000[a]
Distributions:
Dividends from net investment income	(.036)	(.045)	(.046)	(.015)	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	3.65	4.62	4.65	1.48	.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.61	.61	.61	.61	.61
Ratio of net expenses to average net assets[b]	.60[c]	.60[c]	.60[c]	.49[c]	.06
Ratio of net investment income to average net assets[b]	3.58[c]	4.58[c]	4.56[c]	1.42[c]	.00[d]
Net Assets, end of period ($ x 1,000)	212,714	208,685	356,126	308,438	327,148

a Amount represents less than $.001 per share.

b Amount inclusive of reduction in expenses due to undertaking.

c Amount inclusive of reduction in fees due to earnings credits

d Amount represents less than .01%.

23

Financial Highlights (continued)

BNY Dreyfus Treasury Obligations Cash Management	Year Ended January 31,
Participant Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.036	.046	.046	.016	.000[a]
Distributions:
Dividends from net investment income	(.036)	(.046)	(.046)	(.016)	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	3.70	4.65	4.70	1.59	.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.60	.60	.60	.61	.61
Ratio of net expenses to average net assets[b]	.57[c]	.57[c]	.57[c]	.49[c]	.05
Ratio of net investment income to average net assets[b]	3.63[c]	4.57[c]	4.61[c]	1.63[c]	.01
Net Assets, end of period ($ x 1,000)	1,723,557	2,342,177	2,927,515	3,150,804	2,675,261

a Amount represents less than $.001 per share.

b Amount inclusive of reduction in expenses due to undertaking.

c Amount inclusive of reduction in fees due to earnings credits.

BNY Dreyfus Treasury Securities Cash Management	Year Ended January 31,
Participant Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.036	.045	.045	.014	.000[a]
Distributions:
Dividends from net investment income	(.036)	(.045)	(.045)	(.014)	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	3.67	4.64	4.63	1.45	.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.60	.60	.60	.60	.60
Ratio of net expenses to average net assets[b]	.57[c]	.57[c]	.57[c]	.46[c]	.05
Ratio of net investment income to average net assets[b]	3.61[c]	4.60[c]	4.51[c]	1.11[c]	.01
Net Assets, end of period ($ x 1,000)	3,019,275	3,293,112	5,434,017	2,313,589	4,801,362

a Amount represents less than $.001 per share.

b Amount inclusive of reduction in expenses due to undertaking.

c Amount inclusive of reduction in fees due to earnings credits.

24

NOTES

25

For More Information

More information on each fund is available free upon request, including the following:

Annual/Semi-Annual Report and Financial Statements

Additional information about each fund's investments is available in the funds' annual and semi-annual reports to shareholders and in Form N-CSR. The funds' Form N-CSR contains the funds' financial statements and lists the fund's portfolio holdings. The funds' most recent annual and semi-annual reports and other information, such as the funds' financial statements, are available at www.dreyfus.com.

Statement of Additional Information (SAI)

The SAI provides more details about each fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI, as amended or supplemented from time to time, is incorporated by reference (and is legally considered part of this prospectus).

Portfolio Holdings

Dreyfus money market funds generally disclose, at www.dreyfus.com, their complete schedule of holdings on each business day, as of the preceding business day.  Each Dreyfus money market fund's month-end posting of its complete portfolio holdings will remain available on the website for six months.  From time to time, the funds may make available certain portfolio characteristics, such as allocations, performance- and risk-related statistics, portfolio-level statistics and non-security specific attribution analyses, upon request.

A complete description of the funds' policies and procedures with respect to the disclosure of a fund's portfolio securities is available in the fund's SAI and at www.dreyfus.com.

To Obtain Information

By telephone. Call 1-800-373-9387 (inside the U.S. only)

By mail. BNY Institutional Services, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

By E-mail. Send your request to info@bny.com

On the Internet. Certain fund documents can be viewed online or downloaded from: www.dreyfus.com

Reports and other information about the funds are available on the EDGAR Database on the SEC's website at http://www.sec.gov, and that copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

This prospectus does not constitute an offer or solicitation in any state or jurisdiction in which, or to any person to whom, such offering or solicitation may not lawfully be made.

BNY Dreyfus Government Cash Management BNY Dreyfus Government Securities Cash Management Each a series of Dreyfus Government Cash Management Funds SEC file number: 811-03964	BNY Dreyfus Treasury Obligations Cash Management SEC file number: 811-04723 BNY Dreyfus Treasury Securities Cash Management SEC file number: 811-05718

© 2026 BNY Mellon Securities Corporation CMGT – P0626PAR

BNY Dreyfus Cash Management Funds

Prospectus | June 1, 2026

Service Shares

BNY Dreyfus Government Cash Management (DGUXX)
BNY Dreyfus Treasury Obligations Cash Management (DTNXX)
BNY Dreyfus Treasury Securities Cash Management (DTHXX)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

Fund Summaries

BNY Dreyfus Government Cash Management	1
BNY Dreyfus Treasury Obligations Cash Management	5
BNY Dreyfus Treasury Securities Cash Management	8
Fund Details

Goal and Approach	11
Investment Risks	12
Management	13
Shareholder Guide

Buying and Selling Shares	16
General Policies	18
Distributions and Taxes	19
Services for Fund Investors	19
Financial Highlights

Financial Highlights	21
For More Information

See back cover.

Fund Summary

BNY Dreyfus Government Cash Management
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Service Shares
Management fees	.20
Other expenses:
Administrative services fees	.55
Shareholder services fees	.25
Total other expenses	.80
Total annual fund operating expenses	1.00
Fee waiver*	(.04)
Total annual fund operating expenses (after fee waiver)	.96

* The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until June 1, 2027, to waive receipt of a portion of its management fee in the amount of .03% of the value of the fund's average daily net assets. In addition, the fund's BOLD® Future shares are offered in a different prospectus, but, to the extent that it is necessary for BNY Mellon Investment Adviser, Inc. to waive receipt of its management fee or reimburse the fund's common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund, including Service shares (which amounted to .01% for the past fiscal year). On or after June 1, 2027, BNY Mellon Investment Adviser, Inc. may terminate the expense limitation agreement with respect to a fund at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the contractual undertaking by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$98	$314	$549	$1,221
Principal Investment Strategy

The fund pursues its investment objective by investing only in government securities (i.e., securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest), repurchase agreements collateralized solely by government securities and/or cash, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

1

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. Under normal conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowing for investment purposes) are invested in government securities and/or repurchase agreements that are collateralized fully by government securities. The securities in which the fund invests include those backed by the full faith and credit of the U.S. government, which include U.S. Treasury securities as well as securities issued by certain agencies of the U.S. government, and those that are neither insured nor guaranteed by the U.S. government.

The fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities and seeks to enter into repurchase agreements that present minimal credit risk, based on an assessment by Dreyfus, a division of Mellon Investments Corporation, the fund's sub-adviser, of the counterparty's credit quality and capacity to meet its financial obligations, among other factors.

Principal Risks

An investment in the fund is not a bank account or a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates. BNY Mellon Investment Adviser, Inc. and its affiliates are not required to reimburse the fund for losses, and you should not expect that BNY Mellon Investment Adviser, Inc. or its affiliates will provide financial support to the fund at any time, including during periods of market stress. The fund is subject to the following principal risks:

• Interest rate risk: This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund's ability to maintain a stable net asset value. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the fund, depending on the interest rate environment or other circumstances.

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value.

• U.S. Treasury securities risk: A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

• Government securities risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

• Repurchase agreement counterparty risk: The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of the agreement. If this occurs, the fund may suffer a loss if the proceeds from the sale of the underlying securities are less than the repurchase price.

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments.  In addition, turbulence in financial markets and reduced liquidity in fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

2

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Service shares from year to year. The table shows the average annual total returns of the fund's Service shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%)
Service Shares

During the periods shown in the chart: Best Quarter 2023, Q4: 1.12 Worst Quarter 2022, Q1: 0.01

The year-to-date total return of the fund's Service shares as of March 31, 2026 was 068%.

Average Annual Total Returns as of 12/31/25
	1 Year	5 Years	Since Inception (11/16/2020)
Service Shares	3.37%	2.57%	2.51%

For the current yield for Service shares, call toll-free 1-800-373-9387 (inside the U.S. only).

Portfolio Management

The fund's investment adviser is BNY Mellon Investment Adviser, Inc. (BNYIA). BNYIA has engaged its affiliate, Dreyfus, a division of Mellon Investments Corporation, to serve as the fund's sub-adviser.

Purchase and Sale of Fund Shares

The fund's Service shares are available to investors who purchase fund shares through a third party, such as a bank, broker-dealer or financial adviser, or through a Retirement Plan (as defined below). In general, the fund's minimum initial investment for Service shares is $1,000 and the minimum subsequent investment is $1.00. You may sell (redeem) your shares on any business day by contacting your financial or Retirement Plan representative.

Retirement Plans include qualified or non-qualified employee benefit plans, such as 401(k), 403(b)(7), Keogh, pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, sole proprietorships, non-profit entities, trade or labor unions, or state and local governments, but do not include IRAs (including, without limitation, traditional IRAs, Roth IRAs, Coverdell Education Savings Accounts, IRA "Rollover Accounts" or IRAs set up under Simplified Employee Pension Plans (SEP-IRAs), Salary Reduction Simplified Employee Pension Plans (SARSEPs) or Savings Incentive Match Plans for Employees (SIMPLE IRAs)).

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through a U.S. tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund's distributor and its related companies may pay the intermediary for the sale of fund shares and related services. To the extent that the intermediary may receive lesser or no payments in connection with the sale of other investments, the payments from the fund's distributor and its related companies may create a potential conflict of interest by influencing the broker-dealer or other intermediary and your financial representative to recommend the fund over the other investments. This potential conflict of interest may be addressed by policies, procedures or practices adopted by the financial intermediary. As there may be many different policies, procedures or practices adopted by different intermediaries to address the manner in which compensation is earned through the sale of investments or the provision of related services, the

3

compensation rates and other payment arrangements that may apply to a financial intermediary and its representatives may vary by intermediary. Ask your financial representative or visit your financial intermediary's website for more information.

4

Fund Summary

BNY Dreyfus Treasury Obligations Cash Management
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Service Shares
Management fees	.20
Other expenses:
Administrative services fees	.55
Shareholder services fees	.25
Miscellaneous other expenses	.00*
Total other expenses	.80
Total annual fund operating expenses	1.00
Fee waiver+	(.03)
Total annual fund operating expenses (after fee waiver)	.97

* Amount represents less than .01%.

+ The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until June 1, 2027, to waive receipt of a portion of its management fee in the amount of .03% of the value of the fund's average daily net assets. On or after June 1, 2027, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the contractual undertaking by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$99	$315	$550	$1,222
Principal Investment Strategy

The fund pursues its investment objective by investing only in U.S. Treasury securities, including those with floating or variable rates of interest, repurchase agreements collateralized solely by U.S. Treasury securities and/or cash, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

5

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. The fund typically invests exclusively in U.S. Treasury securities and repurchase agreements collateralized solely by U.S. Treasury securities.

The fund invests in U.S. Treasury securities and seeks to enter into repurchase agreements that present minimal credit risk, based on an assessment by Dreyfus, a division of Mellon Investments Corporation, the fund's sub-adviser, of the counterparty's credit quality and capacity to meet its financial obligations, among other factors.
Principal Risks

An investment in the fund is not a bank account or a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates. BNY Mellon Investment Adviser, Inc. and its affiliates are not required to reimburse the fund for losses, and you should not expect that BNY Mellon Investment Adviser, Inc. or its affiliates will provide financial support to the fund at any time, including during periods of market stress. The fund is subject to the following principal risks:

• Interest rate risk: This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund's ability to maintain a stable net asset value. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the fund, depending on the interest rate environment or other circumstances.

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value.

• U.S. Treasury securities risk: A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

• Repurchase agreement counterparty risk: The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of the agreement. If this occurs, the fund may suffer a loss if the proceeds from the sale of the underlying securities are less than the repurchase price.

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments.  In addition, turbulence in financial markets and reduced liquidity in fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Service shares from year to year. The table shows the average annual total returns of the fund's Service shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

6

Year-by-Year Total Returns as of 12/31 each year (%)
Service Shares

During the periods shown in the chart: Best Quarter 2023, Q4: 1.12 Worst Quarter 2022, Q1: 0.00

The year-to-date total return of the fund's Service shares as of March 31, 2026 was 0.68%.

Average Annual Total Returns as of 12/31/25
	1 Year	5 Years	Since Inception (11/16/2020)
Service Shares	3.35%	2.56%	2.50%

For the current yield for Service shares, call toll-free 1-800-373-9387 (inside the U.S. only).

Portfolio Management

The fund's investment adviser is BNY Mellon Investment Adviser, Inc. (BNYIA). BNYIA has engaged its affiliate, Dreyfus, a division of Mellon Investments Corporation, to serve as the fund's sub-adviser.

Purchase and Sale of Fund Shares

The fund's Service shares are available to investors who purchase fund shares through a third party, such as a bank, broker-dealer or financial adviser, or through a Retirement Plan (as defined below). In general, the fund's minimum initial investment for Service shares is $1,000 and the minimum subsequent investment is $1.00. You may sell (redeem) your shares on any business day by contacting your financial or Retirement Plan representative.

Retirement Plans include qualified or non-qualified employee benefit plans, such as 401(k), 403(b)(7), Keogh, pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, sole proprietorships, non-profit entities, trade or labor unions, or state and local governments, but do not include IRAs (including, without limitation, traditional IRAs, Roth IRAs, Coverdell Education Savings Accounts, IRA "Rollover Accounts" or IRAs set up under Simplified Employee Pension Plans (SEP-IRAs), Salary Reduction Simplified Employee Pension Plans (SARSEPs) or Savings Incentive Match Plans for Employees (SIMPLE IRAs)).

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through a U.S. tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund's distributor and its related companies may pay the intermediary for the sale of fund shares and related services. To the extent that the intermediary may receive lesser or no payments in connection with the sale of other investments, the payments from the fund's distributor and its related companies may create a potential conflict of interest by influencing the broker-dealer or other intermediary and your financial representative to recommend the fund over the other investments. This potential conflict of interest may be addressed by policies, procedures or practices adopted by the financial intermediary. As there may be many different policies, procedures or practices adopted by different intermediaries to address the manner in which compensation is earned through the sale of investments or the provision of related services, the compensation rates and other payment arrangements that may apply to a financial intermediary and its representatives may vary by intermediary. Ask your financial representative or visit your financial intermediary's website for more information.

7

Fund Summary

BNY Dreyfus Treasury Securities Cash Management
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Service Shares
Management fees	.20
Other expenses:
Administrative services fees	.55
Shareholder services fees	.25
Miscellaneous other expenses	.01
Total other expenses	.81
Total annual fund operating expenses	1.01
Fee waiver*	(.03)
Total annual fund operating expenses (after fee waiver)	.98

* The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until June 1, 2027, to waive receipt of a portion of its management fee in the amount of .03% of the value of the fund's average daily net assets. On or after June 1, 2027, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the contractual undertaking by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$100	$319	$555	$1,234
Principal Investment Strategy

The fund pursues its investment objective by investing only in U.S. Treasury securities, including those with floating or variable rates of interest, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. The fund typically invests exclusively in U.S. Treasury securities.

8

By investing exclusively in U.S. Treasury securities, income paid by the fund generally will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund's dividend income in their state and locality.

Principal Risks

An investment in the fund is not a bank account or a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates. BNY Mellon Investment Adviser, Inc. and its affiliates are not required to reimburse the fund for losses, and you should not expect that BNY Mellon Investment Adviser, Inc. or its affiliates will provide financial support to the fund at any time, including during periods of market stress. The fund is subject to the following principal risks:

• Interest rate risk: This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund's ability to maintain a stable net asset value. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the fund, depending on the interest rate environment or other circumstances.

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value.

• U.S. Treasury securities risk: A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments.  In addition, turbulence in financial markets and reduced liquidity in fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Service shares from year to year. The table shows the average annual total returns of the fund's Service shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%)
Service Shares

During the periods shown in the chart: Best Quarter 2023, Q4: 1.13 Worst Quarter 2022, Q1: 0.00

9

The year-to-date total return of the fund's Service shares as of March 31, 2026 was 0.68%.

	Average Annual Total Returns as of 12/31/25
	1 Year	5 Years	Since Inception (11/16/2020)
Service Shares	3.32%	2.51%	2.45%

For the current yield for Service shares, call toll-free 1-800-373-9387 (inside the U.S. only).

Portfolio Management

The fund's investment adviser is BNY Mellon Investment Adviser, Inc. (BNYIA). BNYIA has engaged its affiliate, Dreyfus, a division of Mellon Investments Corporation, to serve as the fund's sub-adviser.

Purchase and Sale of Fund Shares

The fund's Service shares are available to investors who purchase fund shares through a third party, such as a bank, broker-dealer or financial adviser, or through a Retirement Plan (as defined below). In general, the fund's minimum initial investment for Service shares is $1,000 and the minimum subsequent investment is $1.00. You may sell (redeem) your shares on any business day by contacting your financial or Retirement Plan representative.

Retirement Plans include qualified or non-qualified employee benefit plans, such as 401(k), 403(b)(7), Keogh, pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, sole proprietorships, non-profit entities, trade or labor unions, or state and local governments, but do not include IRAs (including, without limitation, traditional IRAs, Roth IRAs, Coverdell Education Savings Accounts, IRA "Rollover Accounts" or IRAs set up under Simplified Employee Pension Plans (SEP-IRAs), Salary Reduction Simplified Employee Pension Plans (SARSEPs) or Savings Incentive Match Plans for Employees (SIMPLE IRAs)).

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through a U.S. tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund's distributor and its related companies may pay the intermediary for the sale of fund shares and related services. To the extent that the intermediary may receive lesser or no payments in connection with the sale of other investments, the payments from the fund's distributor and its related companies may create a potential conflict of interest by influencing the broker-dealer or other intermediary and your financial representative to recommend the fund over the other investments. This potential conflict of interest may be addressed by policies, procedures or practices adopted by the financial intermediary. As there may be many different policies, procedures or practices adopted by different intermediaries to address the manner in which compensation is earned through the sale of investments or the provision of related services, the compensation rates and other payment arrangements that may apply to a financial intermediary and its representatives may vary by intermediary. Ask your financial representative or visit your financial intermediary's website for more information.

10

Fund Details

Goal and Approach

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of any other fund. This combined prospectus has been prepared for the convenience of investors so that investors can consider a number of investment choices in one document.

Each fund is a money market fund, subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended.

Each fund has been designated as a "government money market fund" as that term is defined in Rule 2a-7. As government money market funds, each fund is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash.

Each fund seeks to maintain a stable share price of $1.00.

As government money market funds, each fund is not required to impose a liquidity fee upon the sale of the fund's shares and has chosen not to rely on the ability to do so. If a fund's board chooses to rely on the ability to impose discretionary liquidity fees in the future, the fund will provide shareholders with at least 60 days' prior notice of the change.

Each fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

BNY Dreyfus Government Cash Management invests only in government securities, repurchase agreements collateralized solely by government securities and/or cash, and cash. The securities in which BNY Dreyfus Government Cash Management invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government. Securities backed by the full faith and credit of the U.S. government include U.S. Treasury securities as well as securities issued by certain agencies of the U.S. government, such as the Government National Mortgage Association.

BNY Dreyfus Treasury Obligations Cash Management typically invests exclusively in U.S. Treasury securities and repurchase agreements collateralized solely by U.S. Treasury securities and/or cash, and cash.

BNY Dreyfus Treasury Securities Cash Management typically invests exclusively in U.S. Treasury securities. By investing exclusively in U.S. Treasury securities, income paid by the fund generally will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund's dividend income in their state and locality.

The repurchase agreements in which BNY Dreyfus Government Cash Management and BNY Dreyfus Treasury Obligations Cash Management may invest include tri-party repurchase agreements executed through a third party bank that provides payment administration, collateral custody and management services to the parties to the repurchase agreements.

Under normal conditions, BNY Dreyfus Government Cash Management will invest its assets so that at least 80% of its net assets (plus any borrowing for investment purposes) are invested in government securities and/or repurchase agreements that are collateralized fully by government securities. BNY Dreyfus Government Cash Management will notify shareholders at least 60 days in advance of any change in this investment policy. BNY Dreyfus Treasury Obligations Cash Management will provide shareholders with at least 60 days' prior notice of any changes to its policy to invest, under normal conditions, exclusively in U.S. Treasury securities and repurchase agreements collateralized solely by U.S. Treasury securities. BNY Dreyfus Treasury Securities Cash Management will provide shareholders with at least 60 days' prior notice of any changes to its policy to invest, under normal conditions, exclusively in U.S. Treasury securities.

BNY Dreyfus Government Cash Management and BNY Dreyfus Treasury Obligations Cash Management seek to enter into repurchase agreements that present minimal credit risk, based on Dreyfus's assessment of the counterparty's credit quality and capacity to meet its financial obligations, among other factors. As part of this assessment, to the extent

11

relevant information is available, Dreyfus also evaluates whether environmental, social and governance (ESG) factors could have a positive, negative or neutral impact on the entity's credit risk profile. In evaluating ESG factors, Dreyfus considers ESG research developed by one or more affiliates or third parties, including ESG assessments and commentary provided by credit rating agencies, and other material ESG information as available. ESG data provided by affiliated and unaffiliated data providers may lack standardization, consistency and transparency, may be limited and/or subjective and may not be available, complete or accurate. Based on its evaluation of ESG factors, Dreyfus may adjust the applicable credit or maturity limits for the relevant counterparty. Dreyfus, however, may determine, across all investments within a fund, that other attributes of creditworthiness, such as sources of liquidity and market positioning, outweigh ESG considerations when making an investment decision, and may not consider available ESG data in connection with every investment decision it makes on behalf of the fund.

Among other requirements, each fund is required to invest (as measured at acquisition) at least 50% of its assets in cash, U.S. Treasury securities, certain other government securities with remaining maturities of 60 days or less, or securities that can readily be converted into cash within five business days. In addition, each fund is required to invest (as measured at acquisition) at least 25% of its assets in cash, U.S. Treasury securities or securities that can readily be converted into cash within one business day. Each fund must maintain an average dollar-weighted portfolio maturity of 60 days or less and a maximum weighted average life to maturity of 120 days.

In response to liquidity needs or unusual market conditions, each fund may hold all or a significant portion of its total assets in cash for temporary defensive purposes. This may result in a lower current yield and prevent the fund from achieving its investment objective.

More information about the fund's portfolio securities and investment techniques, and associated risks, is provided in the fund's Statement of Additional Information.

Investment Risks

An investment in a fund is not a bank account or a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. You could lose money by investing in a fund. Although each fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. A fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates. BNYIA and its affiliates are not required to reimburse a fund for losses, and you should not expect that BNYIA or its affiliates will provide financial support to a fund at any time, including during periods of market stress.

The following are the principal risks that could reduce a fund's income level and/or share price:

• Interest rate risk: Prices of fixed-income securities tend to move inversely with changes in interest rates. Interest rate risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund's ability to maintain a stable net asset value.  A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes.  A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and impair the fund's ability to maintain a stable net asset value. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. In such an interest rate environment, the fund may be subject to a greater risk of principal decline from rising interest rates. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the fund from taking full advantage of the rising interest rates in a timely manner. However, in a declining interest rate environment, the fund may benefit from a lag due to an obligation's interest rate payment not being immediately impacted by a decline in interest rates.

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value. To meet redemption requests, the fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may impair the fund's ability to maintain a stable net asset value.

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments.  In addition, turbulence in financial markets and reduced liquidity in fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are

12

becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

Risk Applicable to Funds That May Invest in U.S. Treasury Securities:

• U.S. Treasury securities risk: A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. In addition, such guarantees do not extend to shares of the fund itself. Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Risk Applicable to Funds That May Invest in U.S. Government Securities:

• Government securities risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Risk Applicable to Funds That May Enter Into Repurchase Agreements:

• Repurchase agreement counterparty risk: The fund is subject to the risk that a counterparty in a repurchase agreement and/or, for a tri-party repurchase agreement, the third party bank providing payment administration, collateral custody and management services for the transaction, could fail to honor the terms of the agreement. If this occurs, the fund may suffer a loss if the proceeds from the sale of the underlying securities are less than the repurchase price.

In addition to the principal risks described above, BNY Dreyfus Government Cash Management and BNY Dreyfus Treasury Obligations Cash Management are subject to the following additional risk that is not anticipated to be principal risk of investing in BNY Dreyfus Government Cash Management and BNY Dreyfus Treasury Obligations Cash Management:

• ESG evaluation risk: As part of Dreyfus's assessment of an counterparty's credit quality and capacity to meet its financial obligations, the consideration of ESG factors may contribute to the fund making different investments than funds that invest in money market securities but do not incorporate ESG considerations when selecting investments. Under certain economic conditions, this could cause the fund to underperform funds that do not incorporate ESG considerations. For example, the incorporation of ESG considerations may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so or selling securities when it might otherwise be disadvantageous for the fund to do so. Dreyfus's security selection process incorporates ESG data provided by affiliated and unaffiliated data providers, which may be limited for certain repurchase agreement counterparties and/or only take into account one or a few ESG related components. In addition, ESG data may include quantitative and/or qualitative measures, and consideration of this data may be subjective. Different methodologies may be used by the various data sources that provide ESG data for counterparties, including the counterparties themselves. ESG data from data providers used by Dreyfus often lack standardization, consistency and transparency, and, for certain counterparties, such data, including ESG ratings and scores, may not be available, complete or accurate. Dreyfus's evaluation of ESG factors relevant to the financial condition or risk profile of a particular repurchase agreement counterparty, or otherwise, may be adversely affected in such instances. As a result, the fund's investments may differ from, and potentially underperform, funds that do not incorporate ESG considerations or that incorporate ESG data from other sources or utilize other methodologies than the fund.

Management

Investment Adviser

The funds' investment adviser is BNY Mellon Investment Adviser, Inc., 240 Greenwich Street, New York, New York 10286. BNYIA manages approximately $405 billion in 75 mutual fund portfolios. For the fiscal year ended January 31, 2026, each of the funds paid BNYIA a management fee at the effective annual rate set forth in the table below. The

13

funds paid BNYIA an effective management fee at a lower rate due to an undertaking by BNYIA to waive fees and/or reimburse fund expenses during the period.

Name of Fund	Effective Management Fee (as a percentage of average daily net assets)
BNY Dreyfus Government Cash Management	.16
BNY Dreyfus Treasury Obligations Cash Management	.17
BNY Dreyfus Treasury Securities Cash Management	.17

BNYIA has contractually agreed, until June 1, 2027, to waive receipt of its fees and/or assume the direct expenses of the Service shares of each fund so that the direct expenses of the fund's Service shares (excluding taxes, brokerage commissions and extraordinary expenses) do not exceed 1.01%. To the extent that it is necessary for BNY Mellon Investment Adviser, Inc. to waive receipt of its management fee or reimburse the fund's common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund. On or after June 1, 2027, BNYIA may terminate the expense limitation agreement with respect to a fund at any time.

A discussion regarding the basis for the board approving each fund's management agreement with BNYIA is available in the fund's Form N-CSR for the six-month period ended July 31, 2025.

BNYIA is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY), a global investments company dedicated to helping its clients manage and service their financial assets throughout the investment lifecycle. Whether providing financial services for institutions, corporations or individual investors, BNY delivers informed investment management and investment services in 35 countries. BNY is a leading investment management and investment services company, uniquely focused to help clients manage and move their financial assets in the rapidly changing global marketplace. BNY has $59.4 trillion in assets under custody and administration and $2.1 trillion in assets under management. BNY is the corporate brand of The Bank of New York Mellon Corporation and may be used to reference the corporation as a whole and/or its various subsidiaries generally. BNY Investments is one of the world's leading investment management organizations, and one of the top U.S. wealth managers, encompassing BNY's affiliated investment management firms, wealth management services and global distribution companies. Additional information is available at www.bny.com/investments.

The asset management philosophy of BNYIA is based on the belief that discipline and consistency are important to investment success. For each fund, BNYIA seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Sub-Adviser

BNYIA has engaged its affiliate, Dreyfus, to serve as the funds' sub-adviser, pursuant to a sub-investment advisory agreement between BNYIA and Dreyfus. Dreyfus, subject to BNYIA's supervision and approval, provides investment advisory assistance and research and the day-to-day management of the respective fund's assets. Dreyfus is a division of Mellon Investments Corporation (MIC), a registered investment adviser and an indirect wholly-owned subsidiary of BNY, with its principal office located at 500 Ross Street, Pittsburgh, PA 15258. As of March 31, 2026, MIC had approximately $978.3 billion of assets under management, which includes approximately $456.6 billion in assets managed by investment personnel of MIC acting in their capacity as officers of the Dreyfus division of MIC.

A discussion regarding the basis for the board approving the sub-investment advisory agreement between BNYIA and Dreyfus is available in the funds' Form N-CSR for the six-month period ended July 31, 2025.

Distributor

BNY Mellon Securities Corporation (BNYSC), a wholly-owned subsidiary of BNYIA, serves as distributor of the funds and of the other funds in the BNY Mellon Family of Funds. Any shareholder services fees and administrative services fees, as applicable, are paid to BNYSC for the provision of shareholder account service and maintenance and recordkeeping and other related services, respectively. BNYIA or BNYSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds in the BNY Mellon Family of Funds or provide other services. Such payments are separate from any shareholder services fees and/or administrative services fees or other expenses that may be paid by a fund to those financial intermediaries. Because those payments are not made by fund shareholders or the fund, the fund's total expense ratio will not be affected by any such payments. These payments may be made to financial intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from BNYIA's or BNYSC's own resources to financial intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing."

14

From time to time, BNYIA or BNYSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorships; support for recognition programs; technology or infrastructure support; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. This potential conflict of interest may be addressed by policies, procedures or practices that are adopted by the financial intermediary. As there may be many different policies, procedures or practices adopted by different intermediaries to address the manner in which compensation is earned through the sale of investments or the provision of related services, the compensation rates and other payment arrangements that may apply to a financial intermediary and its representatives may vary by intermediary. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

Service shares of each fund are subject to (i) an annual administrative services plan fee of 0.55% of the value of the fund's average daily net assets attributable to Service shares payable to the fund's distributor in respect of the provision of recordkeeping and other related services, and (ii) an annual shareholder services plan fee of 0.25% of the value of the fund's average daily net assets attributable to Service shares payable to the fund's distributor in respect of the provision of personal services to shareholders, such as answering shareholder inquiries regarding the fund, and/or the maintenance of shareholder accounts. The fund's distributor may pay financial intermediaries from the fees it receives under the shareholder services plan and/or administrative services plan for the provision of such services by the financial intermediaries to their clients who are beneficial owners of Service shares of the fund.

The funds, BNYIA, Dreyfus and BNYSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. The primary purpose of the respective codes is to ensure that personal trading by employees is done in a manner that does not disadvantage the fund or other client accounts.

15

Shareholder Guide

Buying and Selling Shares

Each fund's Service shares are available to investors who purchase fund shares through a third party, such as a bank, broker-dealer or financial adviser, or through a Retirement Plan. You should contact a representative of your financial institution or Retirement Plan for information concerning purchasing, selling (redeeming) and exchanging fund shares. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described in this prospectus. The funds offer other classes of shares, which are described in separate prospectuses. Third parties purchasing fund shares on behalf of their clients determine which class of shares is suitable for their clients. Consult a representative of your financial institution or Retirement Plan for further information.

Applicable to each fund:

You pay no sales charges to invest in shares of the fund. Your price for Service shares is the net asset value (NAV) per share.

The fund's portfolio securities are valued at amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. The fund uses this valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, in order to be able to maintain a price of $1.00 per share. The fund cannot guarantee that its net asset value will always remain at $1.00 per share. The fund may continue to use the amortized cost method of valuation only so long as the fund's board believes that it fairly reflects the market-based NAV per share.

At least daily, the fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents, which generally are provided by an independent pricing service. The pricing service's procedures are reviewed under the general supervision of the board.

The fund's NAV is calculated on any day the New York Stock Exchange (NYSE) is open. In addition, the fund's NAV will be calculated on any day the NYSE is closed but the Federal Reserve Bank is open and the Securities Industry and Financial Markets Association (SIFMA) recommends that fixed income securities markets be open for the day or a portion of the day.

The fund's NAV is generally calculated as of the following times each day the fund accepts purchase orders and redemption requests (each such time, the trading deadline for orders "in proper form" (as defined below)): for each of BNY Dreyfus Government Cash Management and BNY Dreyfus Treasury Obligations Cash Management, every hour on the hour from 8:00 a.m. to 5:00 p.m., Eastern time; and for BNY Dreyfus Treasury Securities Cash Management, every hour on the hour from 8:00 a.m. to 3:00 p.m., Eastern time. In its discretion, a fund's board may elect to calculate the fund's NAV once per day.

In the case of an emergency, if regular trading on the NYSE is restricted or the NYSE closes early, the fixed income securities markets or the Federal Reserve Bank closes early, or as otherwise permitted by the Securities and Exchange Commission, the fund may elect to close early. If the fund closes early on a business day, then the fund will calculate its last NAV as of the time of such closing and the fund must receive purchase orders and redemption requests prior to such closing time.

How to Buy Shares

Applicable to each fund:

Orders in proper form received and accepted by the fund or a financial intermediary that serves as agent for the fund will become effective at the NAV next determined after it is received by the fund or a financial intermediary, and the shares purchased will receive the dividend declared on that day provided the shares are not redeemed prior to the last NAV determined that day. An order to purchase shares received by the fund will be deemed to be "in proper form" if the fund receives "federal funds" or other immediately available funds promptly thereafter. Unless other arrangements have been agreed to in advance, the fund generally expects to receive the funds within two hours after the order is received by the fund or a financial intermediary that serves as agent for the fund, or by 6:00 p.m., Eastern time,

16

whichever is earlier. Orders submitted through a financial intermediary that does not serve as an agent for the fund are priced at the fund's NAV next calculated after the fund receives the order in proper form from the intermediary and accepts it, which may not occur on the day the order is submitted to the intermediary.

An order in proper form received and accepted after the time of day at which a fund determines its last NAV will be priced at the first NAV determined on the following business day and will begin to accrue dividends on such business day. If payment is not received within the appropriate time period, the fund reserves the right to cancel the purchase order at its discretion, and the investor would be liable for any resulting losses or expenses incurred by the fund or the fund's transfer agent, including interest charges.

For the funds' Service shares, the minimum initial and subsequent investment requirements are $1,000 and $1.00, respectively. All investments in the funds must be in U.S. dollars. Third-party checks, cash, travelers' checks or money orders will not be accepted. You may be charged a fee for any check that does not clear.

Automatically. You may purchase additional shares by selecting one of the automatic investment services if made available by your financial institution or Retirement Plan. See "Services for Fund Investors – Automatic Services."

How to Sell Shares

Applicable to each fund:

You may sell (redeem) shares at any time.

Your shares will be priced at the next determined NAV. If a request for redemption is received and accepted by the fund or a financial intermediary that serves as agent for the fund by the time of day at which the fund determines its last NAV, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted by wire in federal funds on the same day, and the shares will not receive the dividend declared on that day. Under certain circumstances (i.e., during periods of stressed market conditions or in cases of very large redemption requests), however, the fund may pay a portion or all of the redemption proceeds payable by wire on the next business day. If the request is received and accepted after the time of day at which the fund determines its last NAV, or is transmitted through the National Securities Clearing Corporation, the shares will receive the dividend declared on that day, and, if transfer by wire is requested, the proceeds of redemption ordinarily will be transmitted by wire in federal funds on the next business day. Requests for redemption submitted through a financial intermediary that does not serve as an agent for the fund are priced at the fund's NAV next calculated after the fund receives the request from the intermediary and accepts it, which may not occur on the day the order is submitted to the intermediary.

The processing of redemptions may be suspended, and the delivery of redemption proceeds may be delayed by more than one business day, for any period: (i) during which the NYSE is closed (other than on holidays or weekends), or during which trading on the NYSE is restricted; (ii) when an emergency exists that makes the disposal of securities owned by the fund or the determination of the fair value of the fund's net assets not reasonably practicable; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.

Under normal circumstances, each fund expects to meet redemption requests by using cash it holds in its portfolio or selling portfolio securities to generate cash. In addition, pursuant to an interfund lending order granted by the Securities and Exchange Commission, each fund, except BNY Dreyfus Treasury Securities Cash Management, and certain other money market funds in the BNY Mellon Family of Funds, may borrow money from certain money market funds in the BNY Mellon Family of Funds for temporary or emergency purposes to meet redemption requests.

Each fund also reserves the right to pay redemption proceeds in securities rather than cash (i.e., "redeem in-kind"), if the amount redeemed is large enough to affect fund operations or the redemption request is during stressed market conditions. Investors are urged to call BNY Institutional Services before effecting any large transactions. Securities distributed in connection with any such redemption in-kind are expected to generally represent the investor's pro rata portion of assets held by the fund immediately prior to the redemption, with adjustments as may be necessary in connection with, for example, restricted securities, odd lots or fractional shares. Any securities distributed in-kind will remain exposed to market risk until sold, and you may incur taxable gain when selling the securities.

Automatically. You may sell shares in a regular account by completing an Automatic Withdrawal Form which you can obtain by contacting your financial representative. For instructions on how to establish automatic withdrawals to sell shares in an IRA account, please contact your financial representative. See "Services for Fund Investors – Automatic Services."

17

General Policies

Each fund and the funds' transfer agent are authorized to act on telephone or online instructions from any person representing himself or herself to be an investor and reasonably believed by the fund or the transfer agent to be genuine. An investor may be responsible for any fraudulent telephone or online order as long as the fund or the funds' transfer agent (as applicable) takes reasonable measures to confirm that the instructions are genuine.

In addition, neither the fund nor the fund's transfer agent will be responsible for any account losses because of fraud if the fund or the fund's transfer agent (as applicable) reasonably believes that the person transacting business on your account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private, and immediately review any fund account statements that you receive. It is important that you contact the fund immediately about any transactions or changes to your account that you believe to be unauthorized.

All shareholder services and privileges offered to shareholders may be modified or terminated at any time, except as otherwise stated in the fund's Statement of Additional Information (SAI). Please see the fund's SAI for additional information on buying and selling shares, privileges and other shareholder services.

A financial intermediary may have policies that are different from those described in this prospectus. For example, banks, brokers, Retirement Plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Please consult your financial representative.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although BNYIA discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. BNYIA also believes that money market funds, such as the funds, are not typically targets of abusive trading practices. However, frequent purchases and redemptions of a fund's shares could increase the fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of a fund's portfolio, which could detract from the fund's performance. Each fund reserves the right to reject any purchase or exchange request in whole or in part. Funds in the BNY Mellon Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into a fund. If you plan to exchange your fund shares for shares of another fund in the BNY Mellon Family of Funds, please read the prospectus of that other fund for more information.

Each fund also reserves the right to:

• change or discontinue fund exchanges, or temporarily suspend exchanges during unusual market conditions

• change its minimum investment amount

Each fund also may process purchase and sale orders and calculate its NAV on days that the fund's primary trading markets are open and the fund's management determines to do so.

Small Account Policy

Low balance accounts may be subject to a small account fee or to redemption, as described below.

To offset the relatively higher cost of maintaining smaller shareholder accounts, if the net asset value of your account is below the fund's minimum initial investment requirement for the particular class of fund shares, the fund may charge your account a fee of $10.00 that is determined and assessed annually. The small account fee will be charged by redeeming shares in your account.

For certain accounts, if the net asset value of your account is below the fund's minimum initial investment requirement for the particular class of fund shares, the fund reserves the right to redeem all of the remaining shares in your account, close the account and send you the redemption proceeds. Accounts of shareholders who have accounts in other funds in the BNY Mellon Family of Funds with aggregate net assets of greater than $10,000, accounts participating in automatic investment programs, Retirement Plan accounts and accounts opened through certain financial intermediaries will not be subject to mandatory redemption.

Before either of the actions described above is taken, you will be given 60 days' advance written notice to give you time to increase your account balance to the required minimum amount if you are eligible to invest in the fund and have an address in good order with the fund's transfer agent.

18

Escheatment

If your account is deemed "abandoned" or "unclaimed" under state law, the fund may be required to "escheat" or transfer the assets in your account to the applicable state's unclaimed property administration. The state may sell escheated shares and, if you subsequently seek to reclaim your proceeds of liquidation from the state, you may only be able to recover the amount received when the shares were sold. It is your responsibility to ensure that you maintain a correct address for your account, keep your account active by contacting the fund's transfer agent or distributor by mail or telephone or accessing your account through the fund's website at least once a year, and promptly cash all checks for dividends, capital gains and redemptions. The fund, the fund's transfer agent and BNYIA and its affiliates will not be liable to shareholders or their representatives for good faith compliance with state escheatment laws.

Distributions and Taxes

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund ordinarily declares dividends from its net investment income on each day its NAV is calculated and normally pays dividends monthly and capital gain distributions, if any, annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges imposed by the fund on reinvestments.

Each fund's distributions are taxable as ordinary income or capital gains (unless you are investing through a U.S. tax-advantaged investment plan, in which case taxes may be deferred).

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone's tax situation is unique, please consult your tax adviser before investing.

Services for Fund Investors

The following services may be available to fund investors. The financial intermediary or Retirement Plan recordkeeper, as applicable, may impose different restrictions on these services and privileges, or may not make them available at all. Consult a representative of your financial intermediary or Retirement Plan for further information.

Automatic Services

Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. For information, consult your financial representative.

Automatic Asset Builder permits you to purchase fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

Payroll Savings Plan permits you to purchase fund shares (minimum of $100 per transaction) automatically through a payroll deduction.

Government Direct Deposit permits you to purchase fund shares (minimum of $100 and maximum of $50,000 per transaction) automatically from your federal employment, Social Security or other regular federal government check.

Dividend Sweep permits you to automatically reinvest dividends and distributions from the fund in shares of the same class, or another class in which you are eligible to invest, of another fund in the BNY Mellon Family of Funds. Shares held through a Coverdell Education Savings Account sponsored by BNYIA or its affiliates are not eligible for this privilege.

Auto-Exchange Privilege permits you to exchange at regular intervals your fund shares for shares of the same class, or another class in which you are eligible to invest, of another fund in the BNY Mellon Family of Funds.

Automatic Withdrawal Plan permits you to make withdrawals (minimum of $50) on a specific day each month, quarter or semi-annual or annual period, provided your account balance is at least $5,000.

Fund Exchanges

Generally, you can exchange Service shares worth $500 or more (no minimum for Retirement Plans and IRAs sponsored by BNYIA or its affiliates) into shares of the same class, or another class in which you are eligible to invest, of another fund in the BNY Mellon Family of Funds. You can request your exchange by calling 1-800-373-9387 (inside the

19

U.S. only) or your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange generally will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.

Your exchange request will be processed on the same business day it is received in proper form, provided that each fund is open at the time of the request (i.e., the request is received by the latest time each fund calculates its NAV for that business day). If the exchange is accepted at a time of day after one or both of the funds is closed (i.e., at a time after the last NAV for the fund has been calculated for that business day), the exchange will be processed on the next business day. See the SAI for more information regarding exchanges.

Account Statements

Every investor in a fund in the BNY Mellon Family of Funds automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Checkwriting Privilege

You may write redemption checks against your account in amounts of $500 or more. These checks are free; however, a fee will be charged if you request a stop payment or if the transfer agent cannot honor a redemption check due to insufficient funds or another valid reason. Please do not postdate your checks or use them to close your account. If you request checkwriting privileges, allow approximately two weeks after the fund's receipt of your initial investment for receipt of your checkbook.

By requesting checkwriting privileges, you agree that you will use care in safeguarding unsigned checks against theft or unauthorized use and will inform the fund or the fund's transfer agent if any of your checks are stolen or missing, and that you will not use unmonitored, uncontrolled check stock sourced by you. You further agree that you will be responsible for maintaining security over any device used for your signature, such as a facsimile signature, stamp or other device, and you acknowledge that any signature made on a check using any such device will be effective as your signature, irrespective of whether the person affixing it was authorized to do so. You acknowledge that if you voluntarily provide information about your account, such as the account number and the bank's routing and transit number, to any person in connection with your purchase of goods or services or to a person who is trying to collect a payment from you, any debit related to your account initiated by that person will be deemed to have been authorized by you.

By requesting checkwriting privileges, you further agree that you will promptly review your account statements and other information sent to you by the fund as soon as you receive it. If you believe any statement you receive contains an error or includes an unauthorized, forged, or altered check, you agree to notify the fund or the fund's transfer agent immediately in writing. You must report any errors or irregularities to the fund or the fund's transfer agent within thirty (30) days from the date of the statement you receive and must identify the particular items that you consider to contain an error or to be forged, altered or otherwise unauthorized. If you do not notify the fund or the fund's transfer agent within the required period of time, your account statement will be deemed to be correct and all items properly charged, and you will be precluded from recovering any amounts that you later claim were unauthorized with respect to a payment reflected on that statement. You further agree that neither the fund nor the fund's transfer agent will be liable if you fail to exercise ordinary care in examining your statements. The fund or the fund's transfer agent have the right to assert any legally available defenses to any claim you may assert regarding items paid from your account.

20

Financial Highlights

As to each fund, these financial highlights describe the performance of the fund's Service shares for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been derived from the fund's financial statements, which have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the fund's Form N-CSR, which is available upon request.

BNY Dreyfus Government Cash Management	Year Ended January 31,
Service Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.033	.042	.042	.013	.000[a]
Distributions:
Dividends from net investment income	(.033)	(.042)	(.042)	(.013)	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	3.31	4.24	4.29	1.29	.03
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.00	1.01	1.01	1.01	1.02
Ratio of net expenses to average net assets[b]	.96[c]	.97[c]	.98[c]	.77[c]	.05
Ratio of net investment income to average net assets[b]	3.25[c]	4.15[c]	4.22[c]	1.32[c]	.03
Net Assets, end of period ($ x 1,000)	6,529,222	7,206,318	6,552,644	4,860,265	3,654,871

a Amount represents less than $.001 per share.

b Amount inclusive of reduction in expenses due to undertaking.

c Amount inclusive of reduction in fees due to earnings credits.

BNY Dreyfus Treasury Obligations Cash Management	Year Ended January 31,
Service Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.032	.042	.042	.013	.000[a]
Distributions:
Dividends from net investment income	(.032)	(.042)	(.042)	(.013)	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	3.29	4.23	4.29	1.31	.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.00	1.01	1.00	1.00	1.02
Ratio of net expenses to average net assets[b]	.97[c]	.98[c]	.97[c]	.79[c]	.07
Ratio of net investment income to average net assets[b]	3.24[c]	4.12[c]	4.23[c]	1.71[c]	.01
Net Assets, end of period ($ x 1,000)	502,426	470,016	269,669	294,707	286,142

a Amount represents less than $.001 per share.

b Amount inclusive of reduction in expenses due to undertaking.

c Amount inclusive of reduction in fees due to earnings credits.

21

Financial Highlights (continued)

BNY Dreyfus Treasury Securities Cash Management	Year Ended January 31,
Service Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.032	.041	.041	.012	.000[a]
Distributions:
Dividends from net investment income	(.032)	(.041)	(.041)	(.012)	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	3.26	4.23	4.21	1.17	.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.01	1.01	1.01	1.01	1.02
Ratio of net expenses to average net assets[b]	.98[c]	.98[c]	.98[c]	.79[c]	.06
Ratio of net investment income to average net assets[b]	3.22[c]	4.13[c]	4.10[c]	1.23[c]	.01
Net Assets, end of period ($ x 1,000)	3,145,790	3,058,315	2,812,179	2,312,388	1,893,407

a Amount represents less than $.001 per share.

b Amount inclusive of reduction in expenses due to undertaking.

c Amount inclusive of reduction in fees due to earnings credits.

22

NOTES

23

NOTES

24

NOTES

25

For More Information

More information on each fund is available free upon request, including the following:

Annual/Semi-Annual Report and Financial Statements

Additional information about each fund's investments is available in the funds' annual and semi-annual reports to shareholders and in Form N-CSR. The funds' Form N-CSR contains the funds' financial statements and lists the fund's portfolio holdings. The funds' most recent annual and semi-annual reports and other information, such as the funds' financial statements, are available at www.dreyfus.com.

Statement of Additional Information (SAI)

The SAI provides more details about each fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI, as amended or supplemented from time to time, is incorporated by reference (and is legally considered part of this prospectus).

Portfolio Holdings

Dreyfus money market funds generally disclose, at www.dreyfus.com, their complete schedule of holdings on each business day, as of the preceding business day.  Each Dreyfus money market fund's month-end posting of its complete portfolio holdings will remain available on the website for six months.  From time to time, the funds may make available certain portfolio characteristics, such as allocations, performance- and risk-related statistics, portfolio-level statistics and non-security specific attribution analyses, upon request.

A complete description of the funds' policies and procedures with respect to the disclosure of a fund's portfolio securities is available in the fund's SAI and at www.dreyfus.com.

To Obtain Information

By telephone. Contact your financial or Retirement Plan representative or call 1-800-373-9387 (inside the U.S. only)

By mail. Please write to your financial or Retirement Plan representative or BNY Institutional Services, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

By E-mail. Send your request to info@bny.com

On the Internet. Certain fund documents can be viewed online or downloaded from: www.dreyfus.com

Reports and other information about the funds are available on the EDGAR Database on the SEC's website at http://www.sec.gov, and that copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

This prospectus does not constitute an offer or solicitation in any state or jurisdiction in which, or to any person to whom, such offering or solicitation may not lawfully be made.

BNY Dreyfus Government Cash Management A series of Dreyfus Government Cash Management Funds SEC file number: 811-03964 BNY Dreyfus Treasury Obligations Cash Management SEC file number: 811-04723	BNY Dreyfus Treasury Securities Cash Management SEC file number: 811-05718

© 2026 BNY Mellon Securities Corporation CMGT – P0626SER

Dreyfus Cash Management Funds

Prospectus | June 1, 2026

Wealth Shares

BNY Dreyfus Government Cash Management (DGQXX)
BNY Dreyfus Treasury Obligations Cash Management (DTKXX)
BNY Dreyfus Treasury Securities Cash Management (DTJXX)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

Fund Summaries

BNY Dreyfus Government Cash Management	1
BNY Dreyfus Treasury Obligations Cash Management	5
BNY Dreyfus Treasury Securities Cash Management	9
Fund Details

Goal and Approach	12
Investment Risks	13
Management	14
Shareholder Guide

Buying and Selling Shares	17
General Policies	20
Distributions and Taxes	21
Services for Fund Investors	22
Financial Highlights

Financial Highlights	24
For More Information

See back cover.

Fund Summary

BNY Dreyfus Government Cash Management
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Wealth Shares
Management fees	.20
Other expenses:
Shareholder services fees	.25
Miscellaneous other expenses	.01
Total other expenses	.26
Total annual fund operating expenses	.46
Fee waiver*	(.04)
Total annual fund operating expenses (after fee waiver)	.42

* The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until June 1, 2027, to waive receipt of a portion of its management fee in the amount of .03% of the value of the fund's average daily net assets. In addition, the fund's BOLD® Future shares are offered in a different prospectus, but, to the extent that it is necessary for BNY Mellon Investment Adviser, Inc. to waive receipt of its management fee or reimburse the fund's common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund, including Wealth shares (which amounted to .01% for the past fiscal year). On or after June 1, 2027, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the contractual undertaking by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Wealth Shares	$43	$144	$254	$575
Principal Investment Strategy

The fund pursues its investment objective by investing only in government securities (i.e., securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest), repurchase agreements collateralized solely by government securities and/or cash, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

1

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. Under normal conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowing for investment purposes) are invested in government securities and/or repurchase agreements that are collateralized fully by government securities. The securities in which the fund invests include those backed by the full faith and credit of the U.S. government, which include U.S. Treasury securities as well as securities issued by certain agencies of the U.S. government, and those that are neither insured nor guaranteed by the U.S. government.

The fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities and seeks to enter into repurchase agreements that present minimal credit risk, based on an assessment by Dreyfus, a division of Mellon Investments Corporation, the fund's sub-adviser, of the counterparty's credit quality and capacity to meet its financial obligations, among other factors.

Principal Risks

An investment in the fund is not a bank account or a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates. BNY Mellon Investment Adviser, Inc. and its affiliates are not required to reimburse the fund for losses, and you should not expect that BNY Mellon Investment Adviser, Inc. or its affiliates will provide financial support to the fund at any time, including during periods of market stress. The fund is subject to the following principal risks:

• Interest rate risk: This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund's ability to maintain a stable net asset value. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the fund, depending on the interest rate environment or other circumstances.

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value.

• U.S. Treasury securities risk: A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

• Government securities risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

• Repurchase agreement counterparty risk: The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of the agreement. If this occurs, the fund may suffer a loss if the proceeds from the sale of the underlying securities are less than the repurchase price.

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments.  In addition, turbulence in financial markets and reduced liquidity in fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

2

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Wealth shares from year to year. The table shows the average annual total returns of the fund's Wealth shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%)
Wealth Shares

During the periods shown in the chart: Best Quarter 2023, Q4: 1.26 Worst Quarter 2022, Q1: 0.01

The year-to-date total return of the fund's Wealth shares as of March 31, 2026 was 0.82%.

	Average Annual Total Returns as of 12/31/25
	1 Year	5 Years	Since Inception (11/16/2020)
Wealth Shares	3.93%	2.98%	2.91%

For the current yield for Wealth shares, call toll-free 1-800-373-9387 (inside the U.S. only).

Portfolio Management

The fund's investment adviser is BNY Mellon Investment Adviser, Inc. (BNYIA). BNYIA has engaged its affiliate, Dreyfus, a division of Mellon Investments Corporation, to serve as the fund's sub-adviser.

Purchase and Sale of Fund Shares

The fund's Wealth shares are available to investors who purchase fund shares directly from the fund for accounts maintained with the fund or through a third party, such as a bank, broker-dealer or financial adviser, or through a Retirement Plan (as defined below). In general, the fund's minimum initial investment for Wealth shares is $2,500 and the minimum subsequent investment is $1.00. You may sell (redeem) your shares on any business day by contacting your financial representative, calling 1-800-373-9387 (inside the U.S. only) or, for individuals only, by visiting www.bny.com/investments/literaturecenter, or for institutional investors only, by visiting www.dreyfus.com. If you invested directly through the fund, you may mail your request to sell shares to BNY Shareholder Services, P.O. Box 534434, Pittsburgh, Pennsylvania 15253-4434. If you invested in the fund through a third party or through a Retirement Plan, you may mail your request to sell shares to BNY Institutional Services, P.O. Box 534442, Pittsburgh, Pennsylvania 15253-4442. Shareholders also may redeem shares through compatible computer systems and can obtain more information by calling 1-800-373-9387 (inside the U.S. only).

Retirement Plans include qualified or non-qualified employee benefit plans, such as 401(k), 403(b)(7), Keogh, pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, sole proprietorships, non-profit entities, trade or labor unions, or state and local governments, but do not include IRAs (including, without limitation, traditional IRAs, Roth IRAs, Coverdell Education Savings Accounts, IRA "Rollover Accounts" or IRAs set up under Simplified Employee Pension Plans (SEP-IRAs), Salary Reduction Simplified Employee Pension Plans (SARSEPs) or Savings Incentive Match Plans for Employees (SIMPLE IRAs)).

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through a U.S. tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund's distributor and its related companies may pay the intermediary for the sale of fund shares and related services. To the extent that

3

the intermediary may receive lesser or no payments in connection with the sale of other investments, the payments from the fund's distributor and its related companies may create a potential conflict of interest by influencing the broker-dealer or other intermediary and your financial representative to recommend the fund over the other investments. This potential conflict of interest may be addressed by policies, procedures or practices adopted by the financial intermediary. As there may be many different policies, procedures or practices adopted by different intermediaries to address the manner in which compensation is earned through the sale of investments or the provision of related services, the compensation rates and other payment arrangements that may apply to a financial intermediary and its representatives may vary by intermediary. Ask your financial representative or visit your financial intermediary's website for more information.

4

Fund Summary

BNY Dreyfus Treasury Obligations Cash Management
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Wealth Shares
Management fees	.20
Other expenses:
Shareholder services fees	.25
Miscellaneous other expenses	.00*
Total other expenses	.25
Total annual fund operating expenses	.45
Fee waiver+	(.03)
Total annual fund operating expenses (after fee waiver)	.42

* Amount represents less than .01%.

+ The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until June 1, 2027, to waive receipt of a portion of its management fee in the amount of .03% of the value of the fund's average daily net assets. On or after June 1, 2027, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the contractual undertaking by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Wealth Shares	$43	$141	$249	$564
Principal Investment Strategy

The fund pursues its investment objective by investing only in U.S. Treasury securities, including those with floating or variable rates of interest, repurchase agreements collateralized solely by U.S. Treasury securities and/or cash, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and

5

cash. The fund typically invests exclusively in U.S. Treasury securities and repurchase agreements collateralized solely by U.S. Treasury securities.

The fund invests in U.S. Treasury securities and seeks to enter into repurchase agreements that present minimal credit risk, based on an assessment by Dreyfus, a division of Mellon Investments Corporation, the fund's sub-adviser, of the counterparty's credit quality and capacity to meet its financial obligations, among other factors.

Principal Risks

An investment in the fund is not a bank account or a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates. BNY Mellon Investment Adviser, Inc. and its affiliates are not required to reimburse the fund for losses, and you should not expect that BNY Mellon Investment Adviser, Inc. or its affiliates will provide financial support to the fund at any time, including during periods of market stress. The fund is subject to the following principal risks:

• Interest rate risk: This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund's ability to maintain a stable net asset value. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the fund, depending on the interest rate environment or other circumstances.

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value.

• U.S. Treasury securities risk: A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

• Repurchase agreement counterparty risk: The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of the agreement. If this occurs, the fund may suffer a loss if the proceeds from the sale of the underlying securities are less than the repurchase price.

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments.  In addition, turbulence in financial markets and reduced liquidity in fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Wealth shares from year to year. The table shows the average annual total returns of the fund's Wealth shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

6

Year-by-Year Total Returns as of 12/31 each year (%)
Wealth Shares

During the periods shown in the chart: Best Quarter 2023, Q4: 1.26 Worst Quarter 2022, Q1: 0.00

The year-to-date total return of the fund's Wealth shares as of March 31, 2026 was 0.82%.

	Average Annual Total Returns as of 12/31/25
	1 Year	5 Year	Since Inception (11/16/2020)
Wealth Shares	3.91%	2.97%	2.90%

For the current yield for Wealth shares, call toll-free 1-800-373-9387 (inside the U.S. only).

Portfolio Management

The fund's investment adviser is BNY Mellon Investment Adviser, Inc. (BNYIA). BNYIA has engaged its affiliate, Dreyfus, a division of Mellon Investments Corporation, to serve as the fund's sub-adviser.

Purchase and Sale of Fund Shares

The fund's Wealth shares are available to investors who purchase fund shares directly from the fund for accounts maintained with the fund or through a third party, such as a bank, broker-dealer or financial adviser, or through a Retirement Plan (as defined below). In general, the fund's minimum initial investment for Wealth shares is $2,500 and the minimum subsequent investment is $1.00. You may sell (redeem) your shares on any business day by contacting your financial representative, calling 1-800-373-9387 (inside the U.S. only) or, for individuals only, by visiting www.bny.com/investments/literaturecenter, or for institutional investors only, by visiting www.dreyfus.com. If you invested directly through the fund, you may mail your request to sell shares to BNY Shareholder Services, P.O. Box 534434, Pittsburgh, Pennsylvania 15253-4434. If you invested in the fund through a third party or through a Retirement Plan, you may mail your request to sell shares to BNY Institutional Services, P.O. Box 534442, Pittsburgh, Pennsylvania 15253-4442. Shareholders also may redeem shares through compatible computer systems and can obtain more information by calling 1-800-373-9387 (inside the U.S. only).

Retirement Plans include qualified or non-qualified employee benefit plans, such as 401(k), 403(b)(7), Keogh, pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, sole proprietorships, non-profit entities, trade or labor unions, or state and local governments, but do not include IRAs (including, without limitation, traditional IRAs, Roth IRAs, Coverdell Education Savings Accounts, IRA "Rollover Accounts" or IRAs set up under Simplified Employee Pension Plans (SEP-IRAs), Salary Reduction Simplified Employee Pension Plans (SARSEPs) or Savings Incentive Match Plans for Employees (SIMPLE IRAs)).

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through a U.S. tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund's distributor and its related companies may pay the intermediary for the sale of fund shares and related services. To the extent that the intermediary may receive lesser or no payments in connection with the sale of other investments, the payments from the fund's distributor and its related companies may create a potential conflict of interest by influencing the broker-dealer or other intermediary and your financial representative to recommend the fund over the other investments. This potential conflict of interest may be addressed by policies, procedures or practices adopted by the financial intermediary. As there may be many different policies, procedures or practices adopted by different intermediaries to address the manner in which compensation is earned through the sale of investments or the provision of related services, the

7

compensation rates and other payment arrangements that may apply to a financial intermediary and its representatives may vary by intermediary. Ask your financial representative or visit your financial intermediary's website for more information.

8

Fund Summary

BNY Dreyfus Treasury Securities Cash Management
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Wealth Shares
Management fees	.20
Other expenses:
Shareholder services fees	.25
Miscellaneous other expenses	.02
Total other expenses	.27
Total annual fund operating expenses	.47
Fee waiver*	(.03)
Total annual fund operating expenses (after fee waiver)	.44

* The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until June 1, 2027, to waive receipt of a portion of its management fee in the amount of .03% of the value of the fund's average daily net assets. On or after June 1, 2027, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the contractual undertaking by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Wealth Shares	$45	$148	$260	$589
Principal Investment Strategy

The fund pursues its investment objective by investing only in U.S. Treasury securities, including those with floating or variable rates of interest, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. The fund typically invests exclusively in U.S. Treasury securities.

9

By investing exclusively in U.S. Treasury securities, income paid by the fund generally will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund's dividend income in their state and locality.

Principal Risks

An investment in the fund is not a bank account or a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates. BNY Mellon Investment Adviser, Inc. and its affiliates are not required to reimburse the fund for losses, and you should not expect that BNY Mellon Investment Adviser, Inc. or its affiliates will provide financial support to the fund at any time, including during periods of market stress. The fund is subject to the following principal risks:

• Interest rate risk: This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund's ability to maintain a stable net asset value. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the fund, depending on the interest rate environment or other circumstances.

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value.

• U.S. Treasury securities risk: A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments.  In addition, turbulence in financial markets and reduced liquidity in fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Wealth shares from year to year. The table shows the average annual total returns of the fund's Wealth shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%)
Wealth Shares

During the periods shown in the chart: Best Quarter 2023, Q4: 1.26 Worst Quarter 2022, Q1: 0.00

10

The year-to-date total return of the fund's Wealth shares as of March 31, 2026 was 0.81%.

	Average Annual Total Returns as of 12/31/25
	1 Year	5 Year	Since Inception (11/16/2020)
Wealth Shares	3.87%	2.91%	2.84%

For the current yield for Wealth shares, call toll-free 1-800-373-9387 (inside the U.S. only).

Portfolio Management

The fund's investment adviser is BNY Mellon Investment Adviser, Inc. (BNYIA). BNYIA has engaged its affiliate, Dreyfus, a division of Mellon Investments Corporation, to serve as the fund's sub-adviser.

Purchase and Sale of Fund Shares

The fund's Wealth shares are available to investors who purchase fund shares directly from the fund for accounts maintained with the fund or through a third party, such as a bank, broker-dealer or financial adviser, or through a Retirement Plan (as defined below). In general, the fund's minimum initial investment for Wealth shares is $2,500 and the minimum subsequent investment is $1.00. You may sell (redeem) your shares on any business day by contacting your financial representative, calling 1-800-373-9387 (inside the U.S. only) or, for individuals only, by visiting www.bny.com/investments/literaturecenter, or for institutional investors only, by visiting www.dreyfus.com. If you invested directly through the fund, you may mail your request to sell shares to BNY Shareholder Services, P.O. Box 534434, Pittsburgh, Pennsylvania 15253-4434. If you invested in the fund through a third party or through a Retirement Plan, you may mail your request to sell shares to BNY Institutional Services, P.O. Box 534442, Pittsburgh, Pennsylvania 15253-4442. Shareholders also may redeem shares through compatible computer systems and can obtain more information by calling 1-800-373-9387 (inside the U.S. only).

Retirement Plans include qualified or non-qualified employee benefit plans, such as 401(k), 403(b)(7), Keogh, pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, sole proprietorships, non-profit entities, trade or labor unions, or state and local governments, but do not include IRAs (including, without limitation, traditional IRAs, Roth IRAs, Coverdell Education Savings Accounts, IRA "Rollover Accounts" or IRAs set up under Simplified Employee Pension Plans (SEP-IRAs), Salary Reduction Simplified Employee Pension Plans (SARSEPs) or Savings Incentive Match Plans for Employees (SIMPLE IRAs)).

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through a U.S. tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund's distributor and its related companies may pay the intermediary for the sale of fund shares and related services. To the extent that the intermediary may receive lesser or no payments in connection with the sale of other investments, the payments from the fund's distributor and its related companies may create a potential conflict of interest by influencing the broker-dealer or other intermediary and your financial representative to recommend the fund over the other investments. This potential conflict of interest may be addressed by policies, procedures or practices adopted by the financial intermediary. As there may be many different policies, procedures or practices adopted by different intermediaries to address the manner in which compensation is earned through the sale of investments or the provision of related services, the compensation rates and other payment arrangements that may apply to a financial intermediary and its representatives may vary by intermediary. Ask your financial representative or visit your financial intermediary's website for more information.

11

Fund Details

Goal and Approach

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of any other fund. This combined prospectus has been prepared for the convenience of investors so that investors can consider a number of investment choices in one document.

Each fund is a money market fund, subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended.

Each fund has been designated as a "government money market fund" as that term is defined in Rule 2a-7. As government money market funds, each fund is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. Each fund seeks to maintain a stable share price of $1.00.

As government money market funds, each fund is not required to impose a liquidity fee upon the sale of the fund's shares and has chosen not to rely on the ability to do so. If a fund's board chooses to rely on the ability to impose discretionary liquidity fees in the future, the fund will provide shareholders with at least 60 days' prior notice of the change.

Each fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

BNY Dreyfus Government Cash Management invests only in government securities, repurchase agreements collateralized solely by government securities and/or cash, and cash. The securities in which BNY Dreyfus Government Cash Management invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government. Securities backed by the full faith and credit of the U.S. government include U.S. Treasury securities as well as securities issued by certain agencies of the U.S. government, such as the Government National Mortgage Association.

BNY Dreyfus Treasury Obligations Cash Management typically invests exclusively in U.S. Treasury securities and repurchase agreements collateralized solely by U.S. Treasury securities and/or cash, and cash.

BNY Dreyfus Treasury Securities Cash Management typically invests exclusively in U.S. Treasury securities. By investing exclusively in U.S. Treasury securities, income paid by the fund generally will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund's dividend income in their state and locality.

The repurchase agreements in which BNY Dreyfus Government Cash Management and BNY Dreyfus Treasury Obligations Cash Management may invest may include tri-party repurchase agreements executed through a third party bank that provides payment administration, collateral custody and management services to the parties to the repurchase agreements.

Under normal conditions, BNY Dreyfus Government Cash Management will invest its assets so that at least 80% of its net assets (plus any borrowing for investment purposes) are invested in government securities and/or repurchase agreements that are collateralized fully by government securities. BNY Dreyfus Government Cash Management will notify shareholders at least 60 days in advance of any change in this investment policy. BNY Dreyfus Treasury Obligations Cash Management will provide shareholders with at least 60 days' prior notice of any changes to its policy to invest, under normal conditions, exclusively in U.S. Treasury securities and repurchase agreements collateralized solely by U.S. Treasury securities. BNY Dreyfus Treasury Securities Cash Management will provide shareholders with at least 60 days' prior notice of any changes to its policy to invest, under normal conditions, exclusively in U.S. Treasury securities.

BNY Dreyfus Government Cash Management and BNY Dreyfus Treasury Obligations Cash Management seek to enter into repurchase agreements that present minimal credit risk, based on Dreyfus's assessment of the counterparty's credit quality and capacity to meet its financial obligations, among other factors. As part of this assessment, to the extent

12

relevant information is available, Dreyfus also evaluates whether environmental, social and governance (ESG) factors could have a positive, negative or neutral impact on the entity's credit risk profile. In evaluating ESG factors, Dreyfus considers ESG research developed by one or more affiliates or third parties, including ESG assessments and commentary provided by credit rating agencies, and other material ESG information as available. ESG data provided by affiliated and unaffiliated data providers may lack standardization, consistency and transparency, may be limited and/or subjective and may not be available, complete or accurate. Based on its evaluation of ESG factors, Dreyfus may adjust the applicable credit or maturity limits for the relevant counterparty. Dreyfus, however, may determine, across all investments within a fund, that other attributes of creditworthiness, such as sources of liquidity and market positioning, outweigh ESG considerations when making an investment decision, and may not consider available ESG data in connection with every investment decision it makes on behalf of the fund.

Among other requirements, each fund is required to invest (as measured at acquisition) at least 50% of its assets in cash, U.S. Treasury securities, certain other government securities with remaining maturities of 60 days or less, or securities that can readily be converted into cash within five business days. In addition, each fund is required to invest (as measured at acquisition) at least 25% of its assets in cash, U.S. Treasury securities or securities that can readily be converted into cash within one business day. Each fund must maintain an average dollar-weighted portfolio maturity of 60 days or less and a maximum weighted average life to maturity of 120 days.

In response to liquidity needs or unusual market conditions, each fund may hold all or a significant portion of its total assets in cash for temporary defensive purposes. This may result in a lower current yield and prevent the fund from achieving its investment objective.

More information about the fund's portfolio securities and investment techniques, and associated risks, is provided in the fund's Statement of Additional Information.

Investment Risks

An investment in a fund is not a bank account or a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. You could lose money by investing in a fund. Although each fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. A fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates. BNYIA and its affiliates are not required to reimburse a fund for losses, and you should not expect that BNYIA or its affiliates will provide financial support to a fund at any time, including during periods of market stress.

The following are the principal risks that could reduce a fund's income level and/or share price:

• Interest rate risk: Prices of fixed-income securities tend to move inversely with changes in interest rates. Interest rate risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund's ability to maintain a stable net asset value.  A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes.  A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and impair the fund's ability to maintain a stable net asset value. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. In such an interest rate environment, the fund may be subject to a greater risk of principal decline from rising interest rates. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the fund from taking full advantage of the rising interest rates in a timely manner. However, in a declining interest rate environment, the fund may benefit from a lag due to an obligation's interest rate payment not being immediately impacted by a decline in interest rates.

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value. To meet redemption requests, the fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may impair the fund's ability to maintain a stable net asset value.

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments.  In addition, turbulence in financial markets and reduced liquidity in fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are

13

becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

Risk Applicable to Funds That May Invest in U.S. Treasury Securities:

• U.S. Treasury securities risk: A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. In addition, such guarantees do not extend to shares of the fund itself. Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Risk Applicable to Funds That May Invest in U.S. Government Securities:

• Government securities risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Risk Applicable to Funds That May Enter Into Repurchase Agreements:

• Repurchase agreement counterparty risk: The fund is subject to the risk that a counterparty in a repurchase agreement and/or, for a tri-party repurchase agreement, the third party bank providing payment administration, collateral custody and management services for the transaction, could fail to honor the terms of the agreement. If this occurs, the fund may suffer a loss if the proceeds from the sale of the underlying securities are less than the repurchase price.

In addition to the principal risks described above, BNY Dreyfus Government Cash Management and BNY Dreyfus Treasury Obligations Cash Management are subject to the following additional risk that is not anticipated to be principal risk of investing in BNY Dreyfus Government Cash Management and BNY Dreyfus Treasury Obligations Cash Management:

• ESG evaluation risk: As part of Dreyfus's assessment of a counterparty's credit quality and capacity to meet its financial obligations, the consideration of ESG factors may contribute to the fund making different investments than funds that invest in money market securities but do not incorporate ESG considerations when selecting investments. Under certain economic conditions, this could cause the fund to underperform funds that do not incorporate ESG considerations. For example, the incorporation of ESG considerations may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so or selling securities when it might otherwise be disadvantageous for the fund to do so. Dreyfus's security selection process incorporates ESG data provided by affiliated and unaffiliated data providers, which may be limited for certain repurchase agreement counterparties and/or only take into account one or a few ESG related components. In addition, ESG data may include quantitative and/or qualitative measures, and consideration of this data may be subjective. Different methodologies may be used by the various data sources that provide ESG data for counterparties, including the counterparties themselves. ESG data from data providers used by Dreyfus often lack standardization, consistency and transparency, and, for certain counterparties, such data, including ESG ratings and scores, may not be available, complete or accurate. Dreyfus's evaluation of ESG factors relevant to the financial condition or risk profile of a particular repurchase agreement counterparty, or otherwise, may be adversely affected in such instances. As a result, the fund's investments may differ from, and potentially underperform, funds that do not incorporate ESG considerations or that incorporate ESG data from other sources or utilize other methodologies than the fund.

Management

Investment Adviser

The funds' investment adviser is BNY Mellon Investment Adviser, Inc., 240 Greenwich Street, New York, New York 10286. BNYIA manages approximately $405 billion in 75 mutual fund portfolios. For the fiscal year ended January 31,

14

2026, each of the funds paid BNYIA a management fee at the effective annual rate set forth in the table below. The funds paid BNYIA an effective management fee at a lower rate due to an undertaking by BNYIA to waive fees and/or reimburse fund expenses during the period.

Name of Fund	Effective Management Fee (as a percentage of average daily net assets)
BNY Dreyfus Government Cash Management	.16
BNY Dreyfus Treasury Obligations Cash Management	.17
BNY Dreyfus Treasury Securities Cash Management	.17

BNYIA has contractually agreed, until June 1, 2027, to waive receipt of its fees and/or assume the direct expenses of the Wealth shares of BNY Dreyfus Government Cash Management, BNY Dreyfus Treasury Obligations Cash Management and BNY Dreyfus Treasury Securities Cash Management so that the direct expenses of such fund's Wealth shares (excluding taxes, brokerage commissions and extraordinary expenses) do not exceed .62%, .47% and .47%, respectively. To the extent that it is necessary for BNYIA to waive receipt of its management fee or reimburse the fund's common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund. On or after June 1, 2027, BNYIA may terminate the expense limitation agreement with respect to a fund at any time.

A discussion regarding the basis for the board approving each fund's management agreement with BNYIA is available in the fund's Form N-CSR for the six-month period ended July 31, 2025.

BNYIA is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY), a global investments company dedicated to helping its clients manage and service their financial assets throughout the investment lifecycle. Whether providing financial services for institutions, corporations or individual investors, BNY delivers informed investment management and investment services in 35 countries. BNY is a leading investment management and investment services company, uniquely focused to help clients manage and move their financial assets in the rapidly changing global marketplace. BNY has $59.4 trillion in assets under custody and administration and $2.1 trillion in assets under management. BNY is the corporate brand of The Bank of New York Mellon Corporation and may be used to reference the corporation as a whole and/or its various subsidiaries generally. BNY Investments is one of the world's leading investment management organizations, and one of the top U.S. wealth managers, encompassing BNY's affiliated investment management firms, wealth management services and global distribution companies. Additional information is available at www.bny.com/investments.

The asset management philosophy of BNYIA is based on the belief that discipline and consistency are important to investment success. For each fund, BNYIA seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Sub-Adviser

BNYIA has engaged its affiliate, Dreyfus, to serve as the funds' sub-adviser, pursuant to a sub-investment advisory agreement between BNYIA and Dreyfus. Dreyfus, subject to BNYIA's supervision and approval, provides investment advisory assistance and research and the day-to-day management of the respective fund's assets. Dreyfus is a division of Mellon Investments Corporation (MIC), a registered investment adviser and an indirect wholly-owned subsidiary of BNY, with its principal office located at 500 Ross Street, Pittsburgh, PA 15258. As of March 31, 2026, MIC had approximately $978.3 billion of assets under management, which includes approximately $456.6 billion in assets managed by investment personnel of MIC acting in their capacity as officers of the Dreyfus division of MIC.

A discussion regarding the basis for the board approving the sub-investment advisory agreement between BNYIA and Dreyfus is available in the funds' Form N-CSR for the six-month period ended July 31, 2025.

Distributor

BNY Mellon Securities Corporation (BNYSC), a wholly-owned subsidiary of BNYIA, serves as distributor of the funds and of the other funds in the BNY Mellon Family of Funds. Any shareholder services fees are paid to BNYSC for the provision of shareholder account service and maintenance. BNYIA or BNYSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds in the BNY Mellon Family of Funds or provide other services. Such payments are separate from any shareholder services fees or other expenses that may be paid by a fund to those financial intermediaries. Because those payments are not made by fund shareholders or the fund, the fund's total expense ratio will not be affected by any such payments. These payments may be made to financial intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from BNYIA's or BNYSC's own resources to financial intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs.

15

These payments sometimes are referred to as "revenue sharing." From time to time, BNYIA or BNYSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorships; support for recognition programs; technology or infrastructure support; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. This potential conflict of interest may be addressed by policies, procedures or practices that are adopted by the financial intermediary. As there may be many different policies, procedures or practices adopted by different intermediaries to address the manner in which compensation is earned through the sale of investments or the provision of related services, the compensation rates and other payment arrangements that may apply to a financial intermediary and its representatives may vary by intermediary. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

Wealth shares of each fund are subject to an annual shareholder services plan fee of 0.25% of the value of the fund's average daily net assets attributable to Wealth shares payable to the fund's distributor in respect of the provision of personal services to shareholders, such as answering shareholder inquiries regarding the fund, and/or the maintenance of shareholder accounts. The fund's distributor may pay financial intermediaries from the fees it receives under the shareholder services plan for the provision of such services by the financial intermediaries to their clients who are beneficial owners of Wealth shares of the fund.

The funds, BNYIA, Dreyfus and BNYSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. The primary purpose of the respective codes is to ensure that personal trading by employees is done in a manner that does not disadvantage the fund or other client accounts.

16

Shareholder Guide

Buying and Selling Shares

Each fund's Wealth shares are available to investors who purchase shares directly from the fund for accounts maintained with the fund or through a third party, such as a bank, broker-dealer or financial adviser, or through a Retirement Plan. Third parties who open fund accounts on behalf of their clients may impose policies, limitations and fees which are different from those described in this prospectus. The funds offer other classes of shares, which are described in separate prospectuses. Third parties purchasing fund shares on behalf of their clients determine which class of shares is suitable for their clients. Consult a representative of your plan or financial institution, if applicable, for further information.

Applicable to each fund:

You pay no sales charges to invest in shares of the fund. Your price for Wealth shares is the net asset value (NAV) per share. The fund's portfolio securities are valued at amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. The fund uses this valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, in order to be able to maintain a price of $1.00 per share. The fund cannot guarantee that its net asset value will always remain at $1.00 per share. The fund may continue to use the amortized cost method of valuation only so long as the fund's board believes that it fairly reflects the market-based NAV per share.

At least daily, the fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents, which generally are provided by an independent pricing service. The pricing service's procedures are reviewed under the general supervision of the board.

The fund's NAV is calculated on any day the New York Stock Exchange (NYSE) is open. In addition, the fund's NAV will be calculated on any day the NYSE is closed but the Federal Reserve Bank is open and the Securities Industry and Financial Markets Association (SIFMA) recommends that fixed income securities markets be open for the day or a portion of the day.

The fund's NAV is generally calculated as of the following times each day the fund accepts purchase orders and redemption requests (each such time, the trading deadline for orders "in proper form" (as defined below)): for each of BNY Dreyfus Government Cash Management and BNY Dreyfus Treasury Obligations Cash Management, every hour on the hour from 8:00 a.m. to 5:00 p.m., Eastern time; and for BNY Dreyfus Treasury Securities Cash Management, every hour on the hour from 8:00 a.m. to 3:00 p.m., Eastern time. In its discretion, a fund's board may elect to calculate the fund's NAV once per day.

In the case of an emergency, if regular trading on the NYSE is restricted or the NYSE closes early, the fixed income securities markets or the Federal Reserve Bank closes early, or as otherwise permitted by the Securities and Exchange Commission, the fund may elect to close early. If the fund closes early on a business day, then the fund will calculate its last NAV as of the time of such closing and the fund must receive purchase orders and redemption requests prior to such closing time.

How to Buy Shares

Applicable to each fund:

Orders in proper form received and accepted by the fund or a financial intermediary that serves as agent for the fund will become effective at the NAV next determined after it is received by the fund or a financial intermediary, and the shares purchased will receive the dividend declared on that day provided the shares are not redeemed prior to the last NAV determined that day. An order to purchase shares received by the fund will be deemed to be "in proper form" if the fund receives "federal funds" or other immediately available funds promptly thereafter. Unless other arrangements have been agreed to in advance, the fund generally expects to receive the funds within two hours after the order is received by the fund or a financial intermediary that serves as agent for the fund, or by 6:00 p.m., Eastern time, whichever is earlier. Orders submitted through a financial intermediary that does not serve as an agent for the fund are

17

priced at the fund's NAV next calculated after the fund receives the order in proper form from the intermediary and accepts it, which may not occur on the day the order is submitted to the intermediary.

An order in proper form received and accepted after the time of day at which a fund determines its last NAV will be priced at the first NAV determined on the following business day and will begin to accrue dividends on such business day. If payment is not received within the appropriate time period, the fund reserves the right to cancel the purchase order at its discretion, and the investor would be liable for any resulting losses or expenses incurred by the fund or the fund's transfer agent, including interest charges.

For the fund's Wealth shares, the minimum initial and subsequent investment for regular accounts is $2,500 and $1.00, respectively. For the fund's Wealth shares, the minimum initial investment for Retirement Plans or IRAs (other than Coverdell Education Savings Accounts) sponsored by BNYIA or its affiliates is $750, with no minimum subsequent investment. The minimum initial investment for Coverdell Education Savings Accounts sponsored by BNYIA or its affiliates is $500, with no minimum subsequent investment. Subsequent investments made through TeleTransfer are subject to a $100 minimum and a $150,000 maximum. All investments must be in U.S. dollars. Third-party checks, cash, travelers' checks or money orders will not be accepted. You may be charged a fee for any check that does not clear.

By Mail.

Regular Accounts. To open a regular account, contact your financial representative or complete an application and mail it, together with a check payable to The BNY Mellon Family of Funds, to the appropriate address below. To purchase additional shares in a regular account, contact your financial representative or mail a check payable to The BNY Mellon Family of Funds (with your account number on your check), together with an investment slip, to the appropriate address below.

IRA Accounts. To open an IRA account or make additional investments in an IRA account, be sure to specify the fund name and the year for which the contribution is being made. When opening a new account include a completed IRA application applicable to the type of IRA for which the investment is made, and when making additional investments include an investment slip. Make checks payable to The BNY Mellon Family of Funds, and mail to the appropriate address below.

Mailing Address. If you are investing directly through the fund, mail to:

BNY Shareholder Services
P.O. Box 534434
Pittsburgh, Pennsylvania 15253-4434

If you are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a Retirement Plan, mail to:

BNY Institutional Services
P.O. Box 534442
Pittsburgh, Pennsylvania 15253-4442

Electronic Check or Wire. To purchase shares by wire or electronic check, please call 1-800-373-9387 (inside the U.S. only) for more information.

Telephone or Online. To purchase additional shares by telephone or online, contact your financial representative, call 1-800-373-9387 (inside the U.S. only) or, for individuals only, visit www.bny.com/investments/literaturecenter. In order to do so, individual investors must have elected the TeleTransfer Privilege on their account application or a Shareholder Services Form. For institutional investors only, visit www.dreyfus.com, to request your transaction.  See "Services for Fund Investors — Wire Redemption and TeleTransfer Privileges" for more information.

By Compatible Computer Systems. You may input new account data, make initial and subsequent investments and retrieve an account number for your records by accessing compatible computerized trading systems. Please call 1-800-373-9387 (inside the U.S. only) for more information about these compatible computerized trading systems.

Automatically. You may purchase additional shares by selecting one of the automatic investment services made available to the fund on your account application or service application. See "Services for Fund Investors – Automatic Services."

How to Sell Shares

Applicable to each fund:

You may sell (redeem) shares at any time.

18

Your shares will be priced at the next determined NAV. If a request for redemption is received and accepted by the fund or a financial intermediary that serves as agent for the fund by the time of day at which the fund determines its last NAV, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted by wire in federal funds on the same day, and the shares will not receive the dividend declared on that day. Under certain circumstances (i.e., during periods of stressed market conditions or in cases of very large redemption requests), however, the fund may pay a portion or all of the redemption proceeds payable by wire on the next business day. If the request is received and accepted after the time of day at which the fund determines its last NAV, or is transmitted through the National Securities Clearing Corporation, the shares will receive the dividend declared on that day, and, if transfer by wire is requested, the proceeds of redemption ordinarily will be transmitted by wire in federal funds on the next business day. If you request the fund to transmit your redemption proceeds to you by check, the fund expects that your redemption proceeds normally will be sent within two business days after your request is received and accepted by the fund or a financial intermediary that serves as agent for the fund. If you request the fund to transmit your redemption proceeds to you by wire via the Wire Redemption Privilege ($1,000 minimum) or electronic check via the TeleTransfer Privilege ($500 minimum), and the fund has your bank account information on file, the fund expects that your redemption proceeds normally will be wired within one business day or sent by electronic check within two business days, as applicable, to your bank account after your request is received and accepted by the fund or a financial intermediary that serves as agent for the fund. See "Services for Fund Investors — Wire Redemption and TeleTransfer Privileges" for more information. Requests for redemption submitted through a financial intermediary that does not serve as an agent for the fund are priced at the fund's NAV next calculated after the fund receives the request from the intermediary and accepts it, which may not occur on the day the order is submitted to the intermediary.

The processing of redemptions may be suspended, and the delivery of redemption proceeds may be delayed by more than one business day, for any period: (i) during which the NYSE is closed (other than on holidays or weekends), or during which trading on the NYSE is restricted; (ii) when an emergency exists that makes the disposal of securities owned by the fund or the determination of the fair value of the fund's net assets not reasonably practicable; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.

Before selling or writing a check against shares recently purchased by check, TeleTransfer or Automatic Asset Builder, please note that:

• if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares or until the fund receives verification of clearance of the funds used to purchase such shares, whichever is earlier

• the fund will not honor redemption checks, or process wire, telephone, online or TeleTransfer redemption requests for up to eight business days following the purchase of those shares or until the fund receives verification of clearance of the funds used to purchase such shares, whichever is earlier

Under normal circumstances, each fund expects to meet redemption requests by using cash it holds in its portfolio or selling portfolio securities to generate cash. In addition, pursuant to an interfund lending order granted by the Securities and Exchange Commission, each fund, except BNY Dreyfus Treasury Securities Cash Management, and certain other money market funds in the BNY Mellon Family of Funds, may borrow money from certain money market funds in the BNY Mellon Family of Funds for temporary or emergency purposes to meet redemption requests.

Each fund also reserves the right to pay redemption proceeds in securities rather than cash (i.e., "redeem in-kind"), if the amount redeemed is large enough to affect fund operations or the redemption request is during stressed market conditions. Investors are urged to call BNY Institutional Services before effecting any large transactions. Securities distributed in connection with any such redemption in-kind are expected to generally represent the investor's pro rata portion of assets held by the fund immediately prior to the redemption, with adjustments as may be necessary in connection with, for example, restricted securities, odd lots or fractional shares. Any securities distributed in-kind will remain exposed to market risk until sold, and you may incur taxable gain when selling the securities.

By Mail.

Regular Accounts. To redeem shares in a regular account, contact your financial representative or send a letter of instruction that includes your name, your account number, the name of the fund, the share class, the dollar amount to be redeemed and how and where to send the proceeds. Mail your request to the appropriate address below.

IRA Accounts. To redeem shares in an IRA account by mail, send a letter of instruction that includes all of the same information for regular accounts and indicate whether the distribution is qualified or premature and whether the 10% TEFRA should be withheld. Mail your request to the appropriate address below.

Mailing Address. If you invested directly through the fund, mail to:

19

BNY Shareholder Services
P.O. Box 534434
Pittsburgh, Pennsylvania 15253-4434

If you invested through a third party, such as a bank, broker-dealer or financial adviser, or in a Retirement Plan, mail to:

BNY Institutional Services
P.O. Box 534442
Pittsburgh, Pennsylvania 15253-4442

A medallion signature guarantee is required for some written sell orders. These include:

• amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

• requests to send the proceeds to a different payee or address

• amounts of $100,000 or more

A medallion signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call to ensure that your medallion signature guarantee will be processed correctly.

Telephone or Online. To redeem shares by telephone or online, contact your financial representative, call 1-800-373-9387 (inside the U.S. only) or, for regular accounts, visit www.bny.com/investments/literaturecenter (for individuals only) or www.dreyfus.com (for institutions only) to request your transaction.

By calling 1-800-373-9387 (inside the U.S. only), you may speak to a BNY Mellon Funds representative and request that redemption proceeds be paid by check and mailed to your address of record (maximum $250,000 per day). For redemption requests made online through www.bny.com/investments/literaturecenter (for individuals only), www.dreyfus.com (for institutions only) or through the Express voice-activated account access system, there is a $100,000 per day limit.

Compatible Computer Systems. You may redeem shares by accessing compatible computerized trading systems. Be sure to confirm your bank account information. Please call 1-800-373-9387 (inside the U.S. only) for more information.

Automatically. You may sell shares in a regular account by completing an Automatic Withdrawal Form which you can obtain by calling 1-800-373-9387 (inside the U.S. only), by contacting your financial representative or, for individuals only, by visiting www.bny.com/investments/literaturecenter or for institutional investors only, by visiting www.dreyfus.com. For instructions on how to establish automatic withdrawals to sell shares in an IRA account, please call 1-800-373-9387 (inside the U.S. only) or contact your financial representative. See "Services for Fund Investors — Automatic Services."

General Policies

Each fund and the funds' transfer agent are authorized to act on telephone or online instructions from any person representing himself or herself to be an investor and reasonably believed by the fund or the transfer agent to be genuine. An investor may be responsible for any fraudulent telephone or online order as long as the fund or the funds' transfer agent (as applicable) takes reasonable measures to confirm that the instructions are genuine.

In addition, neither the fund nor the fund's transfer agent will be responsible for any account losses because of fraud if the fund or the fund's transfer agent (as applicable) reasonably believes that the person transacting business on your account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private, and immediately review any fund account statements that you receive. It is important that you contact the fund immediately about any transactions or changes to your account that you believe to be unauthorized.

All shareholder services and privileges offered to shareholders may be modified or terminated at any time, except as otherwise stated in the fund's Statement of Additional Information (SAI). Please see the fund's SAI for additional information on buying and selling shares, privileges and other shareholder services.

If you invest through a financial intermediary (rather than directly through the fund), the financial intermediary may have policies that are different from those described in this prospectus. For example, banks, brokers, Retirement Plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Please consult your financial representative.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although BNYIA discourages excessive trading and other abusive trading practices,

20

the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. BNYIA also believes that money market funds, such as the funds, are not typically targets of abusive trading practices. However, frequent purchases and redemptions of a fund's shares could increase the fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of a fund's portfolio, which could detract from the fund's performance. Each fund reserves the right to reject any purchase or exchange request in whole or in part. Funds in the BNY Mellon Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into a fund. If you plan to exchange your fund shares for shares of another fund in the BNY Mellon Family of Funds, please read the prospectus of that other fund for more information.

Each fund also reserves the right to:

• change or discontinue fund exchanges, or temporarily suspend exchanges during unusual market conditions

• change its minimum investment amount

Each fund also may process purchase and sale orders and calculate its NAV on days that the fund's primary trading markets are open and the fund's management determines to do so.

Small Account Policy

Low balance accounts may be subject to a small account fee or to redemption, as described below.

To offset the relatively higher cost of maintaining smaller shareholder accounts, if the net asset value of your account is below the fund's minimum initial investment requirement for the particular class of fund shares, the fund may charge your account a fee of $10.00 that is determined and assessed annually. The small account fee will be charged by redeeming shares in your account.

For certain accounts, if the net asset value of your account is below the fund's minimum initial investment requirement for the particular class of fund shares, the fund reserves the right to redeem all of the remaining shares in your account, close the account and send you the redemption proceeds. Accounts of shareholders who have accounts in other funds in the BNY Mellon Family of Funds with aggregate net assets of greater than $10,000, accounts participating in automatic investment programs, Retirement Plan accounts and accounts opened through certain financial intermediaries will not be subject to mandatory redemption.

Before either of the actions described above is taken, you will be given 60 days' advance written notice to give you time to increase your account balance to the required minimum amount if you are eligible to invest in the fund and have an address in good order with the fund's transfer agent.

Escheatment

If your account is deemed "abandoned" or "unclaimed" under state law, the fund may be required to "escheat" or transfer the assets in your account to the applicable state's unclaimed property administration. The state may sell escheated shares and, if you subsequently seek to reclaim your proceeds of liquidation from the state, you may only be able to recover the amount received when the shares were sold. It is your responsibility to ensure that you maintain a correct address for your account, keep your account active by contacting the fund's transfer agent or distributor by mail or telephone or accessing your account through the fund's website at least once a year, and promptly cash all checks for dividends, capital gains and redemptions. The fund, the fund's transfer agent and BNYIA and its affiliates will not be liable to shareholders or their representatives for good faith compliance with state escheatment laws.

Distributions and Taxes

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund ordinarily declares dividends from its net investment income on each day its NAV is calculated and normally pays dividends monthly and capital gain distributions, if any, annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges imposed by the fund on reinvestments.

Each fund's distributions are taxable as ordinary income or capital gains (unless you are investing through a U.S. tax-advantaged investment plan, in which case taxes may be deferred).

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

21

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone's tax situation is unique, please consult your tax adviser before investing.

Services for Fund Investors

The following services may be available to fund investors. If you purchase shares through a third party financial intermediary or Retirement Plan, the financial intermediary or Retirement Plan recordkeeper, as applicable, may impose different restrictions on these services and privileges, or may not make them available at all. Consult a representative of your financial intermediary or Retirement Plan for further information.

Automatic Services

Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions.

Automatic Asset Builder permits you to purchase fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

Payroll Savings Plan permits you to purchase fund shares (minimum of $100 per transaction) automatically through a payroll deduction.

Government Direct Deposit permits you to purchase fund shares (minimum of $100 and maximum of $50,000 per transaction) automatically from your federal employment, Social Security or other regular federal government check.

Dividend Sweep permits you to automatically reinvest dividends and distributions from the fund in shares of the same class, or another class in which you are eligible to invest, of another fund in the BNY Mellon Family of Funds. Shares held through a Coverdell Education Savings Account sponsored by BNYIA or its affiliates are not eligible for this privilege.

Auto-Exchange Privilege permits you to exchange at regular intervals your fund shares for shares of the same class, or another class in which you are eligible to invest, of another fund in the BNY Mellon Family of Funds.

Automatic Withdrawal Plan permits you to make withdrawals (minimum of $50) on a specific day each month, quarter or semi-annual or annual period, provided your account balance is at least $5,000.

Fund Exchanges

Generally, you can exchange Wealth shares worth $500 or more (no minimum for Retirement Plans and IRAs sponsored by BNYIA or its affiliates) into shares of the same class, or another class in which you are eligible to invest, of another fund in the BNY Mellon Family of Funds. You can request your exchange by calling 1-800-373-9387 (inside the U.S. only) or your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange generally will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.

Your exchange request will be processed on the same business day it is received in proper form, provided that each fund is open at the time of the request (i.e., the request is received by the latest time each fund calculates its NAV for that business day). If the exchange is accepted at a time of day after one or both of the funds is closed (i.e., at a time after the last NAV for the fund has been calculated for that business day), the exchange will be processed on the next business day. See the SAI for more information regarding exchanges.

Wire Redemption and TeleTransfer Privileges

To redeem shares from your fund account with a phone call (for regular or IRA accounts) or online (for regular accounts only), use the Wire Redemption Privilege or the TeleTransfer Privilege. To purchase additional shares in your fund account with a phone call (for regular or IRA accounts) or online (for regular accounts only), use the TeleTransfer Privilege. You can set up the Wire Redemption Privilege and TeleTransfer Privilege on your account by providing bank account information and following the instructions on your application or, if your account has already been established, a Shareholder Services Form which you can obtain by calling 1-800-373-9387 (inside the U.S. only), contacting your financial representative, visiting www.bny.com/investments/literaturecenter (for individuals only) or visiting www.dreyfus.com (for institutional investors only). Shares held in a Coverdell Education Savings Account may not be redeemed through the Wire Redemption or TeleTransfer Privileges.

22

Account Statements

Every investor in a fund in the BNY Mellon Family of Funds automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Checkwriting Privilege

You may write redemption checks against your account in amounts of $500 or more. These checks are free; however, a fee will be charged if you request a stop payment or if the transfer agent cannot honor a redemption check due to insufficient funds or another valid reason. Please do not postdate your checks or use them to close your account. If you request checkwriting privileges, allow approximately two weeks after the fund's receipt of your initial investment for receipt of your checkbook.

By requesting checkwriting privileges, you agree that you will use care in safeguarding unsigned checks against theft or unauthorized use and will inform the fund or the fund's transfer agent if any of your checks are stolen or missing, and that you will not use unmonitored, uncontrolled check stock sourced by you. You further agree that you will be responsible for maintaining security over any device used for your signature, such as a facsimile signature, stamp or other device, and you acknowledge that any signature made on a check using any such device will be effective as your signature, irrespective of whether the person affixing it was authorized to do so. You acknowledge that if you voluntarily provide information about your account, such as the account number and the bank's routing and transit number, to any person in connection with your purchase of goods or services or to a person who is trying to collect a payment from you, any debit related to your account initiated by that person will be deemed to have been authorized by you.

By requesting checkwriting privileges, you further agree that you will promptly review your account statements and other information sent to you by the fund as soon as you receive it. If you believe any statement you receive contains an error or includes an unauthorized, forged, or altered check, you agree to notify the fund or the fund's transfer agent immediately in writing. You must report any errors or irregularities to the fund or the fund's transfer agent within thirty (30) days from the date of the statement you receive and must identify the particular items that you consider to contain an error or to be forged, altered or otherwise unauthorized. If you do not notify the fund or the fund's transfer agent within the required period of time, your account statement will be deemed to be correct and all items properly charged, and you will be precluded from recovering any amounts that you later claim were unauthorized with respect to a payment reflected on that statement. You further agree that neither the fund nor the fund's transfer agent will be liable if you fail to exercise ordinary care in examining your statements. The fund or the fund's transfer agent have the right to assert any legally available defenses to any claim you may assert regarding items paid from your account.

Express Voice-Activated Account Access System

You can check your account balances, get fund price and performance information, order documents and much more, by calling 1-800-373-9387 (inside the U.S. only) and using the Express voice-activated account access system. You may also be able to purchase fund shares and/or transfer money between your funds in the BNY Mellon Family of Funds using the Express voice-activated account access system. Certain requests require the services of a representative.

23

Financial Highlights

GFTZX\As to each fund, these financial highlights describe the performance of the fund's Wealth shares for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been derived from the fund's financial statements, which have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the fund's Form N-CSR, which is available upon request.

BNY Dreyfus Government Cash Management	Year Ended January 31,
Wealth Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.038	.047	.048	.017	.000[a]
Distributions:
Dividends from net investment income	(.038)	(.047)	(.048)	(.017)	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	3.88	4.81	4.86	1.69	.03
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.46	.46	.48	.46	.47
Ratio of net expenses to average net assets[b]	.42[c]	.42[c]	.44[c]	.35[c]	.05
Ratio of net investment income to average net assets[b]	3.80[c]	4.69[c]	4.83[c]	1.52[c]	.03
Net Assets, end of period ($ x 1,000)	11,251,517	9,731,250	7,485,846	1,980,525	2,644,768

a Amount represents less than $.001 per share.

b Amount inclusive of reduction in expenses due to undertaking.

c Amount inclusive of reduction in fees due to earnings credits.

BNY Dreyfus Treasury Obligations Cash Management	Year Ended January 31,
Wealth Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.038	.047	.048	.017	.000[a]
Distributions:
Dividends from net investment income	(.038)	(.047)	(.048)	(.017)	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	3.85	4.80	4.86	1.71	.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.45	.46	.46	.45	.47
Ratio of net expenses to average net assets[b]	.42[c]	.43[c]	.43[c]	.37[c]	.06
Ratio of net investment income to average net assets[b]	3.78[c]	4.69[c]	4.78[c]	1.58[c]	.01
Net Assets, end of period ($ x 1,000)	326,070	318,516	290,332	197,408	209,090

a Amount represents less than $.001 per share.

b Amount inclusive of reduction in expenses due to undertaking.

c Amount inclusive of reduction in fees due to earnings credits.

24

Financial Highlights (continued)

BNY Dreyfus Treasury Securities Cash Management	Year Ended January 31,
Wealth Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.037	.047	.047	.015	.000[a]
Distributions:
Dividends from net investment income	(.037)	(.047)	(.047)	(.015)	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	3.81	4.78	4.77	1.55	.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.47	.47	.47	.47	.48
Ratio of net expenses to average net assets[b]	.44[c]	.44[c]	.44[c]	.37[c]	.06
Ratio of net investment income to average net assets[b]	3.74[c]	4.66[c]	4.69[c]	1.06[c]	.01
Net Assets, end of period ($ x 1,000)	336,197	300,202	261,181	216,893	534,237

a Amount represents less than $.001 per share.

b Amount inclusive of reduction in expenses due to undertaking.

c Amount inclusive of reduction in fees due to earnings credits.

25

For More Information

More information on each fund is available free upon request, including the following:

Annual/Semi-Annual Report and Financial Statements

Additional information about each fund's investments is available in the funds' annual and semi-annual reports to shareholders and in Form N-CSR. The funds' Form N-CSR contains the funds' financial statements and lists the fund's portfolio holdings. The funds' most recent annual and semi-annual reports and other information, such as the funds' financial statements, are available at www.dreyfus.com.

Statement of Additional Information (SAI)

The SAI provides more details about each fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI, as amended or supplemented from time to time, is incorporated by reference (and is legally considered part of this prospectus).

Portfolio Holdings

Dreyfus money market funds generally disclose, at www.dreyfus.com, their complete schedule of holdings on each business day, as of the preceding business day.  Each Dreyfus money market fund's month-end posting of its complete portfolio holdings will remain available on the website for six months.  From time to time, the funds may make available certain portfolio characteristics, such as allocations, performance- and risk-related statistics, portfolio-level statistics and non-security specific attribution analyses, upon request.

A complete description of the funds' policies and procedures with respect to the disclosure of a fund's portfolio securities is available in the fund's SAI and at www.dreyfus.com.

To Obtain Information

By telephone. Call 1-800-373-9387 (inside the U.S. only)

By mail. BNY Institutional Services, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

By E-mail. Send your request to info@bny.com

On the Internet. Certain fund documents can be viewed online or downloaded from: www.dreyfus.com

Reports and other information about the funds are available on the EDGAR Database on the SEC's website at http://www.sec.gov, and that copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

This prospectus does not constitute an offer or solicitation in any state or jurisdiction in which, or to any person to whom, such offering or solicitation may not lawfully be made.

BNY Dreyfus Government Cash Management

A series of Dreyfus Government Cash Management Funds

SEC file number: 811-03964

BNY Dreyfus Treasury Obligations Cash Management

SEC file number: 811-04723

BNY Dreyfus Treasury Securities Cash Management

SEC file number: 811-05718

© 2026 BNY Mellon Securities Corporation CMGT – P0626WLT

STATEMENT OF ADDITIONAL INFORMATION

August 1, 2025, as revised or amended,
August 29, 2025, September 30, 2025, November 12, 2025,
December 1, 2025, January 30, 2026, March 31, 2026 ,May 1, 2026 and June 1, 2026

This Statement of Additional Information (SAI), which is not a prospectus, supplements and should be read in conjunction with the current prospectus of each fund listed below, as such prospectuses may be revised from time to time. To obtain a free copy of a fund's prospectus, annual shareholder report, or annual financial statements, please call your financial adviser, or write to the fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, visit www.bny.com/investments or, for the money market funds, www.dreyfus.com, or call 1-800-373-9387 (inside the U.S. only).

The most recent annual report and semi-annual report to shareholders for each fund are separate documents supplied upon request, and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing in Form N-CSR are incorporated by reference into this SAI and can be accessed by clicking on the applicable link in the "Fiscal Year End/Annual Report Date" column below. All classes of a fund have the same fiscal year end and prospectus date, except if otherwise indicated. Capitalized but undefined terms used in this SAI are defined in the Glossary at the end of this SAI.

Fund	Abbreviation	Share Class/Ticker	Fiscal Year End/Annual Report Date*	Prospectus Date
BNY Mellon Investment Funds VII, Inc.	BNYMIFVII
BNY Mellon Short Term Income Fund	BNYMSTIF	Class A/BYSAX	July 31st	December 1st
Class D/DSTIX
Class I/BYSIX
Class Y/BYSYX

BNY Mellon Opportunity Funds	BNYMOF
BNY Mellon Natural Resources Fund	BNYMNRF	Class A/DNLAX	September 30th	January 30th
Class C/DLDCX
Class I/DLDRX
Class Y/DLDYX
BNY Mellon Short Term Municipal Bond Fund	BNYMSTMBF	Class A/DMBAX	March 31st	August 1st
Class D/DSIBX
Class I/DIMIX
Class Y/DMYBX
BNY Mellon Large Cap Securities Fund, Inc.	BNYMLCSF	DREVX	December 31st	May 1st
BNY Mellon Sustainable U.S. Equity Fund, Inc.	BNYMSUSEF	Class A/DTCAX	May 31st	September 30th
Class C/DTCCX
Class I/DRTCX
Class Y/DTCYX
Class Z/DRTHX
CitizensSelect Funds	CSF

BNY Dreyfus Institutional Preferred Treasury Securities Money Market Fund	BDIPTSMMF	Hamilton/CEAXX	March 31st	August 1st

Institutional/ CEIXX

GRP1-SAI-0626

Fund	Abbreviation	Share Class/Ticker	Fiscal Year End/Annual Report Date*	Prospectus Date
Dreyfus Government Cash Management Funds	DGCMF

BNY Dreyfus Government Cash Management	BDGCM	Administrative/ DAGXX	January 31st	June 1st

Institutional /DGCXX
Investor/DGVXX
Participant /DPGXX
Wealth/DGQXX
Service/DGUXX
BOLD®/DBLXX
SPARKSM/SPKXX
BOLD® Future/DBFXX

SPARKSM Future/SPFXX
Independence Point/ IPSXX
BNY Dreyfus Government Securities Cash Management	BDGSCM	Administrative/ DAPXX	January 31st	June 1st

Institutional/ DIPXX
Investor/DVPXX
Participant/ DGPXX
Dreyfus Institutional Liquidity Funds	DLF

BNY Dreyfus Treasury and Agency Liquidity Money Market Fund	BDTALMMF	N/A/DTLXX	November 30th	March 31st

BNY Dreyfus Stablecoin Reserves Fund**	BNYDSRF	BSRXX	September 30th	November 12th
Dreyfus Institutional Preferred Money Market Funds	IPMMF

BNY Dreyfus Institutional Preferred Government Plus Money Market Fund	BDIPGPMMF	Institutional Shares/N/A	March 31st	August 1st

Dreyfus Institutional Reserves Funds	IRF

BNY Dreyfus Institutional Preferred Government Money Market Fund	BDIPGMMF	Institutional/ DSVXX	March 31st	August 1st

Hamilton/DSHXX

BNY Dreyfus Institutional Preferred Treasury Obligations Fund	BDIPTOF	Institutional/ DNSXX	April 30th	August 29th

Hamilton/DHLXX

BNY Dreyfus Treasury Obligations Cash Management	BDTOCM	Administrative/ DTAXX	January 31st	June 1st

Institutional/ DTRXX
Investor/DTVXX
Participant/DTPXX
Wealth/DTKXX
Service/DTNXX

Fund	Abbreviation	Share Class/Ticker	Fiscal Year End/Annual Report Date*	Prospectus Date

BNY Dreyfus Treasury Securities Cash Management	BDTSCM	Administrative/ DARXX	January 31st	June 1st

Institutional/ DIRXX
Investor/DVRXX
Participant/DPRXX
Token-Enabled/TKNXX
Wealth/DTJXX
Service/DTHXX

* Certain information provided in this SAI is indicated to be as of the end of a fund's last fiscal year or during a fund's last fiscal year. The term "last fiscal year" means the most recently completed fiscal year, except that, for funds with a fiscal year ended March 31st, April 30th, and May 31st, "last fiscal year" means the fiscal year immediately preceding the most recently completed fiscal year.

** As this fund had not commenced operations as of September 30, 2025, no information is provided in respect of a previous fiscal year.

TABLE OF CONTENTS

PART I

PART II

DIVIDENDS AND DISTRIBUTIONS	II-39
INFORMATION ABOUT THE FUNDS' ORGANIZATION AND STRUCTURE	II-40
CERTAIN EXPENSE ARRANGEMENTS AND OTHER DISCLOSURES	II-42
COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	II-43

PART III

ADDITIONAL INFORMATION ABOUT HOW TO BUY SHARES	III-1
Investment Minimums	III-2
Small Account Policies	III-2
In-Kind Purchases	III-2
Information Pertaining to Purchase Orders	III-2
TeleTransfer Privilege	III-2
Reopening an Account	III-3
Multi-Class Funds	III-3
All Other Funds and Share Classes	III-5
Information Relating to Purchase Orders (money market funds only)	III-5
Converting Shares	III-6
Taxpayer ID Number	III-6
Frequent Purchases and Exchanges (non-money market funds only)	III-6
ADDITIONAL INFORMATION ABOUT HOW TO REDEEM SHARES	III-7
Contingent Deferred Sales Charge—Multi-Class Funds	III-7
Class C	III-7
Waiver of CDSC	III-8
Redemption Through an Authorized Entity	III-8
Checkwriting Privilege	III-8
Wire Redemption Privilege	III-9
Redemption through Compatible Computer Systems	III-9
TeleTransfer Privilege	III-9
Reinvestment Privilege	III-10
Share Certificates; Medallion Signature Guarantees	III-10
Share Certificates	III-10
Medallion Signature Guarantees	III-10
Redemption Commitment	III-10
Suspension of Redemptions	III-10
Fund Liquidation (money market funds only)	III-10
ADDITIONAL INFORMATION ABOUT SHAREHOLDER SERVICES	III-11
Fund Exchanges	III-11
Class A or Class C shares of a Multi-Class Fund	III-12
Shares Received by Exchange From Class B Shares	III-13
Class J Shares of BNY Mellon Balanced Opportunity Fund	III-13
Class Y Shares	III-13
Exchanges of Class I or Class Y Shares Held by a Retirement Plan	III-13
Auto-Exchange Privilege	III-13
Automatic Asset Builder®	III-13
Government Direct Deposit Privilege	III-13
Payroll Savings Plan	III-14
Dividend Options	III-14
Dividend Sweep	III-14
Dividend ACH	III-14
Automatic Withdrawal Plan	III-14
Letter of Intent—Class A Shares	III-15
Retirement Plans and IRAs	III-15

ADDITIONAL INFORMATION ABOUT RULE 12b-1 PLANS AND NON-RULE 12b-1 SERVICES PLANS	III-16
ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS	III-16
All Funds	III-16
Market Risk; Market Developments	III-16
Cybersecurity Risk	III-17
Artificial Intelligence Risk	III-17
All Funds other than Money Market Funds	III-18
Equity Securities	III-18
Common Stock	III-18
Preferred Stock	III-19
Convertible Securities	III-19
Warrants and Stock Purchase Rights	III-20
IPOs	III-20
Private Placements and Pre-IPO Investments	III-21
Fixed-Income Securities	III-21
U.S. Government Securities	III-22
Corporate Debt Securities	III-23
Ratings of Securities; Unrated Securities	III-23
High Yield and Lower-Rated Securities	III-24
Zero Coupon, Pay-In-Kind and Step-Up Securities	III-25
Inflation-Indexed Securities	III-26
Variable and Floating Rate Securities	III-26
Loans	III-27
Participation Interests and Assignments	III-30
Mortgage-Related Securities	III-30
Asset-Backed Securities	III-35
Collateralized Debt Obligations	III-35
LIBOR Rate Discontinuance or Unavailability Risk	III-36
Municipal Securities	III-36
Taxable Investments (municipal or other tax-exempt funds only)	III-42
Funding Agreements	III-42
Real Estate Investment Trusts (REITs)	III-43
Money Market Instruments	III-43
Bank Obligations	III-43
Repurchase Agreements	III-43
Commercial Paper	III-43
Foreign Securities	III-43
Investing in Europe	III-45
Emerging Markets	III-45
Certain Asian Emerging Market Countries	III-46
Investing in Russia and other Eastern European Countries	III-51
Depositary Receipts and New York Shares	III-52
Sovereign Debt Obligations	III-52
Eurodollar and Yankee Dollar Investments	III-53
Investment Companies, Including Exchange-Traded Funds	III-54
Exchange-Traded Funds	III-54
Private Investment Funds	III-55
Exchange-Traded Notes	III-55
Master Limited Partnerships (MLPs)	III-55
Derivatives	III-56
Risks	III-56
CEA Regulation	III-58
Specific Types of Derivatives	III-58
Foreign Currency Transactions	III-66

Commodities and Commodity-Related Instruments, Including Commodity ETPs	III-67
Commodity ETPs	III-67
Short-Selling	III-68
Lending Portfolio Securities	III-68
Borrowing Money	III-68
Borrowing Money for Leverage	III-69
Reverse Repurchase Agreements	III-69
Forward Commitments	III-69
Forward Roll Transactions	III-70
Illiquid Investments	III-70
Illiquid Investments Generally	III-70
Section 4(2) Paper and Rule 144A Securities	III-70
Non-Diversified Status	III-71
Investments in the Technology Sector	III-71
Investments in the Real Estate Sector	III-71
Investments in the Infrastructure Sector	III-72
Investments in the Natural Resources Sector	III-73
Investments in the Financials Sector	III-73
Investments in the Healthcare Sector	III-73
Money Market Funds	III-73
Ratings of Securities	III-74
Treasury Securities	III-74
U.S. Government Securities	III-74
Repurchase Agreements	III-75
Bank Obligations	III-76
Bank Securities	III-77
Floating and Variable Rate Obligations	III-77
Participation Interests	III-77
Asset-Backed Securities	III-78
Commercial Paper	III-78
Investment Companies	III-78
Foreign Securities	III-78
Municipal Securities	III-78
Derivative Products	III-78
Stand-By Commitments	III-79
Taxable Investments (municipal or other tax-exempt funds only)	III-79
Illiquid Investments	III-79
Borrowing Money	III-79
Reverse Repurchase Agreements	III-79
Forward Commitments	III-79
Interfund Borrowing and Lending Program	III-79
Considerations Regarding Blockchain and Stablecoins	III-80
Lending Portfolio Securities	III-80
Money Market Fund Material Events	III-81
Financial Support Provided to Money Market Funds	III-81
RATING CATEGORIES	III-81
S&P	III-81
Issue Credit Ratings	III-81
Long-Term Issue Credit Ratings	III-81
Short-Term Issue Credit Ratings	III-82
Municipal Short-Term Note Ratings Definitions	III-83
Moody's	III-83
Long-Term Obligation Ratings and Definitions	III-83
Short-Term Ratings	III-84
U.S. Municipal Short-Term Debt and Demand Obligation Ratings	III-84

Fitch	III-85
Corporate Finance Obligations — Long-Term Rating Scales	III-85
Structured, Project & Public Finance Obligations — Long-Term Rating Scales	III-86
Short-Term Ratings Assigned to Issuers and Obligations	III-86
Morningstar DBRS	III-87
Long Term Obligations	III-87
Commercial Paper and Short-Term Debt	III-87
ADDITIONAL INFORMATION ABOUT THE BOARDS	III-88
Boards' Oversight Role in Management	III-88
Board Composition and Leadership Structure	III-89
Additional Information About the Boards and their Committees	III-89
MANAGEMENT ARRANGEMENTS	III-89
BNYIA	III-89
Sub-Advisers	III-90
Portfolio Managers and Portfolio Manager Compensation	III-90
Certain Conflicts of Interest with Other Accounts	III-94
Code of Ethics	III-95
Distributor	III-95
Transfer and Dividend Disbursing Agent and Custodian	III-96
Annual Anti-Money Laundering Program Review	III-96
Funds' Compliance Policies and Procedures	III-96
Combined Prospectuses	III-97
Escheatment	III-97
DETERMINATION OF NAV	III-97
Valuation of Portfolio Securities (funds other than Retail and Government MMFs)	III-97
Valuation of Portfolio Securities (Retail and Government MMFs only)	III-98
Calculation of NAV	III-99
Expense Allocations	III-99
NYSE and Transfer Agent Closings	III-99
ADDITIONAL INFORMATION ABOUT DIVIDENDS AND DISTRIBUTIONS	III-99
Funds other than Money Market Funds	III-100
Money Market Funds	III-100
CERTAIN MATERIAL U.S. FEDERAL INCOME TAX CONSIDERATIONS	III-100
Taxation of the Funds	III-101
RIC Qualification Requirements	III-101
Investments in PFICs	III-105
Taxation of U.S. Shareholders	III-108
Fund Distributions	III-108
NAV Method of Accounting (money market funds only)	III-109
3.8% Surtax	III-110
Taxation of Non-U.S. Shareholders	III-110
Fund Distributions	III-110
Withholding and Information Reporting on Foreign Financial Accounts	III-111
PORTFOLIO TRANSACTIONS	III-112
Trading the Funds' Portfolio Securities	III-112
Soft Dollars	III-114
IPO Allocations	III-115
DISCLOSURE OF PORTFOLIO HOLDINGS	III-115
Policy	III-115
Procedures for Disclosing Fund Portfolio Holdings	III-115
Disclosure of Portfolio Holdings	III-116

Ongoing Arrangements	III-116
Press Interviews, Broker Discussions, etc.	III-117
Confidential Dissemination of Portfolio Holding	III-117
Disclosure of Portfolio Holdings to Employees	III-117
Procedures for Disclosing Fund Portfolio Characteristics	III-117
Public Disclosure of the Portfolio Characteristics of a Fund	III-118
Information Deemed Not to be Portfolio Holdings Information	III-118
Trading Desk and Research Reports	III-118
Confidentiality Agreements	III-118
Additional Restrictions	III-118
Waivers of Restrictions	III-119
Disclosures Required by Law	III-119
Reporting of Violations	III-119
SUMMARY OF THE PROXY VOTING POLICY AND PROCEDURES OF THE BNY MELLON FAMILY OF FUNDS	III-119
ADDITIONAL INFORMATION ABOUT THE FUNDS' STRUCTURE; FUND SHARES AND VOTING RIGHTS	III-122
Massachusetts Business Trusts	III-122
Fund Shares and Voting Rights	III-122
GLOSSARY	III-123
APPENDIX A: PROXY VOTING POLICIES AND PROCEDURES OF FIRMS DELEGATED FUND PROXY VOTING AUTHORITY	A- 1

PART I

BOARD INFORMATION

Information About Each Board Member's Experience, Qualifications, Attributes or Skills

Board members for the funds, together with information as to their positions with the funds, principal occupations and other board memberships during the past five years, are shown below. The address of each board member is 240 Greenwich Street, New York, New York 10286. All of the board members are Independent Board Members.

Independent Board Members

Name Year of Birth Position[1]	Principal Occupation for at Least the Past 5 Years	Other Board Memberships Held During at Least the Past 5 Years
Joseph S. DiMartino 1943 Chairman of the Board	Director or Trustee of funds in the BNY Mellon Family of Funds and certain other entities (as listed herein)	CBIZ, Inc., a public company providing professional business services, products and solutions, Director (1997 – May 2023)
Francine J. Bovich 1951 Board Member	The Bradley Trusts, private trust funds, Trustee (2011 – Present)	Annaly Capital Management, Inc., a real estate investment trust, Director (2014 – 2025)
J. Charles Cardona 1955 Board Member	BNY Mellon ETF Trust, Chairman and Trustee (2020 – Present); BNY Mellon ETF Trust II, Chairman and Trustee (2024 – Present) BNY Mellon Liquidity Funds, Director (2004 – 2024) and Chairman (2019 – 2021)	N/A
Andrew J. Donohue 1950 Board Member	Attorney, Solo Law Practice (2019 – Present) Shearman & Sterling LLP, a law firm, Of Counsel (2017 –2019) Chief of Staff to the Chair of the SEC (2015 – 2017)	N/A

Name Year of Birth Position[1]	Principal Occupation for at Least the Past 5 Years	Other Board Memberships Held During at Least the Past 5 Years
Isabel P. Dunst 1947 Board Member

Hogan Lovells LLP, a law firm, Retired (2019 – Present); Senior Counsel (2018 – 2019); Of Counsel (2015 – 2018)

Hebrew Union College Jewish Institute of Religion, Member of the Board of Governors (2015 – Present)

Bend the ARC, a civil rights organization, Board Member (2016 – December 2021)

N/A
Nathan Leventhal 1943 Board Member	Lincoln Center for the Performing Arts, President Emeritus (2001-Present); President (1984 – 2000) Palm Beach Opera, President (2016 – 2023)	Movado Group, Inc., a public company that designs, sources, markets and distributes watches, Director (2003 – 2020)
Robin A. Melvin 1963 Board Member	Mentor Illinois, a non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois, Co-Chair (2014 – March 2020); Board Member (2013 – March 2020)

HPS Corporate Lending Fund, a closed-end management investment company regulated as a business development company, Trustee (August 2021 – Present)

HPS Corporate Capital Solutions Fund, a closed-end management investment company regulated as a business development company, Trustee (December 2023 – Present)

Roslyn M. Watson 1949 Board Member	Watson Ventures, Inc., a real estate investment company, Principal (1993 – Present)	N/A
Benaree Pratt Wiley 1946 Board Member	The Wiley Group, a firm specializing in strategy and business development, Principal (2005 – Present)	CBIZ, Inc., a public company providing professional business services, products and solutions, Director (2008 – Present) Blue Cross-Blue Shield of Massachusetts, Director (2004 – December 2020)

1 Each board member serves on the boards' Audit, Nominating, Compensation and Litigation Committees, except that Mr. DiMartino does not serve on the Compensation Committees.

Advisory Board Member

Name Year of Birth Position	Principal Occupation for at Least the Past 5 Years	Other Board Memberships Held During at Least the Past 5 Years

Tamara Belinfanti 1975 Advisory Board Member	New York Law School, Lester Martin Professor of Law (2009 – Present)	BNY Mellon Municipal Income, Inc., Director (March 2024 – June 2024)

The following table shows the year each board member joined each fund's board.

Fund	Joseph S. DiMartino	Francine J. Bovich	J. Charles Cardona	Andrew J. Donohue	Isabel P. Dunst	Nathan Leventhal	Robin A. Melvin	Roslyn M. Watson	Benaree Pratt Wiley

BNYMIFVII	1995	2015	2014	2019	2014	2009	2014	2014	2009
BNYMLCSF	1995	2015	2014	2019	2014	2009	2014	2014	2009
BNYMOF	2000	2015	2014	2019	2014	2009	2014	2014	2009
BNYMSTMBF	1995	2015	2014	2019	2014	2009	2014	2014	2009
BNYMSUSEF	1995	2015	2014	2019	2014	2009	2014	2014	2009
CSF	2002	2015	2014	2019	2014	2013	2014	2014	2013
DGCMF	1995	2015	2014	2019	1991	2014	2010	2010	2007
DLF	2017	2017	2017	2019	2017	2017	2017	2017	2017
BDTOCM	1995	2015	2014	2019	1991	2014	2010	2010	2007
BDTSCM	1995	2015	2014	2019	1991	2014	2010	2010	2007
IPMMF	1997	2015	2014	2019	2014	2009	2014	2014	2009
IRF	2008	2015	2014	2019	2014	2009	2014	2014	2009

Each board member, except Ms. Bovich and Messrs. Cardona and Donohue, has been a BNY Mellon Family of Funds board member for over 20 years. Ms. Bovich has been in the asset management business for over 50 years, Mr. Cardona was an employee of Dreyfus Corp. for over 30 years prior to his retirement in 2016 and Mr. Donohue has over 40 years of experience in the investment funds industry. Additional information about each board member follows (supplementing the information provided in the table above) that describes some of the specific experiences, qualifications, attributes or skills that each board member possesses which the boards believe has prepared them to be effective board members.  The boards believe that the significance of each board member's experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one board member may not have the same value for another) and that these factors are best evaluated at the board level, with no single board member, or particular factor, being indicative of board effectiveness.  However, the boards believe that board members need to have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with fund management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties; each board believes that its members satisfy this standard.  Experience relevant to having this ability may be achieved through a board member's educational background; business, professional training or practice (e.g., medicine, accounting or law), public service or academic positions; experience from service as a board member (including the boards for the funds) or as an executive of investment funds, public companies or significant private or not-for-profit entities or other organizations; and/or other life experiences.  The charter for the boards' nominating committees contains certain other factors considered by the committees in identifying and evaluating potential board member nominees.  To assist them in evaluating matters under federal and state law, the board members are counseled by their independent legal counsel, who participates in board meetings and interacts with BNYIA, and also may benefit from information provided by BNYIA's counsel; counsel to the funds and to the boards have significant experience advising funds and fund board members.  The boards and their committees have the ability to engage other experts as appropriate.  The boards evaluate their performance on at least an annual basis.

Independent Board Members

Joseph S. DiMartino – Mr. DiMartino has been the Chairman of the Board of the funds in the BNY Mellon Family of Funds for over 25 years. From 1971 through 1994, Mr. DiMartino served in various roles as an employee of Dreyfus Corp. (prior to its acquisition by a predecessor of BNY in August 1994 and related management changes), including portfolio manager, President, Chief Operating Officer and a director. He ceased being an employee or director of Dreyfus Corp. by the end of 1994. From July 1995 to November 1997, Mr. DiMartino served as Chairman of the Board of The Noel Group, a public buyout firm; in that capacity, he helped manage, acquire, take public and liquidate a number of operating companies. From 1986 to 2010, Mr. DiMartino served as a Director of the Muscular Dystrophy Association.

Francine J. Bovich – Ms. Bovich currently also serves as a Trustee for The Bradley Trusts, private trust funds, and served as a Director of Annaly Capital Management, Inc. from 2014 to 2025. She is an Emeritus Trustee of Connecticut College, and served as a Trustee from 1986 to 1997. She currently serves as a member of the Investment Committee (formerly, the Investment Sub Committee) for Connecticut College's endowment fund and served as Chair of the Investment Sub Committee until June 2020. From April 1993 until September 2010, Ms. Bovich was a Managing Director at Morgan Stanley Investment Management, holding various positions including Co-Head of Global Tactical Asset Allocation Group, Operations Officer, and Head of the U.S. Institutional Equity Group. Prior to joining Morgan Stanley Investment Management, Ms. Bovich was Principal, Executive Vice President and Senior Portfolio Manager at Westwood Management Corporation, where she worked from 1986 until 1993. From 1980 to 1986, she worked at CitiCorp Investment Management, Inc. as Managing Director and Senior Portfolio Manager. From 1973 to 1980, Ms. Bovich was an Assistant Vice President and Equity Portfolio Manager at Bankers Trust Company. From 1991 to 2005, she served as U.S. Representative to the United Nations Investments Committee, advising a global portfolio of approximately $30 billion.

J. Charles Cardona – Mr. Cardona has served as the Chairman of the Board for the funds in the BNY Mellon ETF Trust since 2020 and the funds in the BNY Mellon ETF Trust II since 2024. Mr. Cardona was the President and a Director of Dreyfus Corp. and the Chief Executive Officer of Cash Investment Strategies, a division of Dreyfus Corp., until he retired in 2016. From 2013 to 2016, Mr. Cardona served as Chairman of MBSC Securities Corporation, a predecessor firm to the Distributor, and he previously served as an Executive Vice President from 1997 to 2013. He also served as President of the Institutional Services Division of MBSC Securities Corporation. He joined the Institutional Services Division in 1985 with management responsibility for all Institutional Operations and Client Service units. Prior to joining the Institutional Services Division, he served as Assistant Director of Sales and Services in the Dreyfus Retail Division of MBSC Securities Corporation (formerly, Dreyfus Service Corporation), which he joined in 1981.

Andrew J. (Buddy) Donohue – Mr. Donohue, who has worked as a solo law practitioner since 2019, has over 40 years of experience in the investment funds industry, in both senior government and private sector roles. Mr. Donohue served as Chief of Staff to the Chair of the SEC, from 2015 to 2017, and previously served as the Director of the SEC's Division of Investment Management, from 2006 to 2010, where he was effectively the most senior regulator for the U.S. investment funds industry. Mr. Donohue was Global General Counsel of Merrill Lynch Investment Managers, from 2003 to 2006, Executive Vice President and General Counsel of OppenheimerFunds, Inc., from 1991 to 2001, and Investment Company General Counsel of Goldman Sachs, from 2012 to 2015. Most recently, Mr. Donohue was an independent Director of the OppenheimerFunds, from 2017 to 2019, and Of Counsel at the law firm of Shearman & Sterling LLP, from September 2017 to July 2019. Mr. Donohue has been an officer, director and counsel for numerous investment advisers, broker-dealers, commodity trading advisers, transfer agents and insurance companies, and has served on the boards of business development companies, registered open-end funds, closed-end funds, exchange-traded funds and off-shore investment funds. He has also served as chairman of the American Bar Association's Investment Companies and Investment Advisers Subcommittee, editor of the ABA Fund Director's Guidebook, and director (from 2018 to 2025) and Chair (from 2023 to 2025) of the Mutual Fund

Directors Forum, a leading funds industry organization. Mr. Donohue also is an adjunct professor teaching investment management law at Brooklyn Law School.

Isabel P. Dunst – Ms. Dunst practiced law for over 40 years. Half of her career was spent at the U.S. Department of Health and Human Services, where she had major legal and management responsibilities for the operation of the General Counsel's Office of the Agency, including serving as its Deputy General Counsel, the senior career legal position. Ms. Dunst most recently was Senior Counsel to Hogan Lovells LLP, a Washington based international law firm, which she joined in 1990. Ms. Dunst was a partner of the firm for approximately 25 years. Ms. Dunst currently serves on the Board of Trustees of the Union for Reform Judaism and on the Board of Governors of Hebrew Union College – Jewish Institute of Religion, and is the founder of Shards of Light, a philanthropic foundation motivated by the Jewish value of tikkun olam and is a Trustee of the Jewish Community Foundation of Greater Washington.

Nathan Leventhal – Mr. Leventhal was previously a Commissioner of the New York City Planning Commission. Previously, Mr. Leventhal served in a number of senior positions in New York City Government, including Fiscal Director of the Human Resources Administration and Chief of Staff to Mayor John V. Lindsay, Deputy Mayor to Mayor Ed Koch and Transition Chairman for both Mayors David Dinkins and Michael Bloomberg. Mr. Leventhal is a former partner in the law firm Poletti Freidin Prashker Feldman & Gartner. Mr. Leventhal is a member of the Budget and Finance Committee of the Town of Southampton in Suffolk County New York. In the not-for-profit sector, Mr. Leventhal served as President of the Palm Beach Opera from 2016 to 2023 and served as President of Lincoln Center for the Performing Arts and Chairman of the Avery Fisher Artist Program from 1984 to 2000; he has served as President Emeritus of Lincoln Center for the Performing Arts since 2001.

Robin A. Melvin – From 2014 to 2020, Ms. Melvin served as Co-Chair of Mentor Illinois, a non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois, and served as a Board member from 2013 to 2020. Ms. Melvin served as Director of the Boisi Family Foundation, a private family foundation that supports organizations serving the needs of youth from disadvantaged circumstances, from 1995 to 2012. In that role she also managed the Boisi Family Office, providing the primary interface with all investment managers, legal advisors and other service providers to the family. She has also served in various roles with MENTOR, a national non-profit youth mentoring advocacy organization, including Executive Director of the New York City affiliate, Vice President of the national affiliate network, Vice President of Development, and, immediately prior to her departure, Senior Vice President in charge of strategy. Prior to that, Ms. Melvin was an investment banker with Goldman Sachs Group, Inc. Ms. Melvin served as a Board member of JDRF, a non-profit juvenile diabetes research foundation from June 2021 to June 2022. She also serves as a Trustee of HPS Corporate Lending Fund (August 2021 to present) and HPS Corporate Capital Solutions Fund (December 2023 to present), each a closed-end management investment company regulated as a business development company, and a Director with Northwestern Memorial Hospital Board of Directors (March 2024 to present), an academic medical center, and served as a Trustee of Westover School, a private girls boarding school in Middlebury, Connecticut, from 2019 to June 2023.

Roslyn M. Watson – Ms. Watson has been a business entrepreneur in commercial and residential real estate for over 15 years. Ms. Watson currently serves as President and Founder of Watson Ventures, Inc., a real estate development investment firm, and her board memberships include American Express Bank, FSB (until 2018), The Hyams Foundation, Inc. (emeritus), Pathfinder International (until September 2022) and Simmons College. Previously, she held various positions in the public and private sectors, including General Manager for the Massachusetts Port Authority. She has received numerous awards, including the Woman of Achievement award from the Boston Big Sister Association and the Working Woman of the Year Award from Working Woman Magazine.

Benaree Pratt Wiley – Ms. Wiley is a corporate director and trustee. For fifteen years, Ms. Wiley was the President and Chief Executive Officer of The Partnership, Inc., an organization that strengthened Greater Boston's capacity to attract, retain and develop talented professionals of color. Ms. Wiley currently serves on the Board of CBIZ (NYSE:CBZ). She has served as the Chair of PepsiCo's African American Advisory Board, and formerly served on the Board of First Albany (NASDAQ: FACT) and Blue Cross – Blue Shield of Massachusetts. Her civic activities include serving on the Boards of Dress for Success Boston, Partners Continuing Care and Spaulding Hospital, the Black Philanthropy Fund and Howard University where she served as Vice Chair until June 2021.

Advisory Board Member

Tamara Belinfanti – Ms. Belinfanti currently serves as the Lester Martin Professor of Law at New York Law School, where her scholarship focuses on corporate governance system design and the relationship between corporations and communities. In 2013, Ms. Belinfanti was named an Aspen Ideas Scholar for her work on the roles and rights of corporations in the broader societal sphere. She has written on corporate governance in the context of the proxy advisory industry, corporate purpose, executive compensation, and most recently shareholder rights and stewardship. In 2019, she co-authored the book Citizen Capitalism: How a Universal Fund Can Provide Influence and Income to All. From 2000 to 2008, Ms. Belinfanti was a corporate attorney at the law firm of Cleary Gottlieb Steen & Hamilton LLP, where she counseled domestic and international clients on general corporate and U.S. securities regulation matters, and was co-editor of the securities law treatise, U.S. Regulation of the International Securities and Derivatives Market. She also serves as a Board Trustee of the Brooklyn Museum and St. Ann's School, and she has served on various professional committees such as the New York City Bar Securities Regulation Committee.

Committee Meetings

The boards' standing Audit, Nominating, Compensation and Litigation Committees met during the funds' last fiscal years as indicated below:

Fund	Audit	Nominating	Compensation	Litigation

BNYMIFVII	4	0	0	0
BNYMLCSF	4	0	1	0
BNYMOF	4	0	0	0
BNYMSTMBF	4	0	0	0
BNYMSUSEF	4	0	0	0
CSF	4	0	0	0
DGCMF	4	0	1	0
DLF (11/30 fiscal year end)	4	0	1	0
BDTOCM	4	0	1	0
BDTSCM	4	0	1	0
IPMMF	4	0	0	0
IRF (3/31 fiscal year end)	4	0	0	0
IRF (4/30 fiscal year end)	4	0	0	0

Board Members' Fund Share Ownership

The table below indicates the dollar range of each board member's ownership of fund shares and shares of other funds in the BNY Mellon Family of Funds, in each case as of December 31, 2025.

Fund	Joseph S. DiMartino	Francine J. Bovich	J. Charles Cardona	Andrew J. Donohue	Isabel P. Dunst	Nathan Leventhal	Robin A. Melvin	Roslyn M. Watson	Benaree Pratt Wiley

BNYMLCSF	None	None	None	None	None	$10,001-$50,000	None	None	None
BNYMNRF	None	$50,001-$100,000	$10,001-$50,000	None	Over $100,000	None	None	None	None
BNYMSTIF	None	None	None	None	None	None	None	None	None
BNYMSTMBF	None	None	None	None	None	None	None	None	None
BNYMSUSEF	None	None	None	None	None	None	None	None	None
BDGCM	None	None	None	Over $100,000	None	None	None	$10,001-$50,000	None
BDGSCM	None	None	None	None	None	None	None	None	None
BDTALMMF	None	None	None	None	None	None	None	None	None
BDIPGMMF	None	None	None	None	None	None	None	None	None
BDIPGPMMF	None	None	None	None	None	None	None	None	None
BDIPTOF	None	None	None	None	None	None	None	None	None
BDIPTSMMF	None	None	None	None	None	None	None	None	None
BDTOCM	None	None	None	None	None	None	None	None	None
BDTSCM	None	None	None	None	None	None	None	None	None
BNYDSRF	None	None	None	None	None	None	None	None	None

Aggregate holdings of funds in the BNY Mellon Family of Funds	Over $100,000	$50,001- $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	$10,001-$50,000	$10,001-$50,000	Over $100,000

See "Share Ownership" below for information on the shareholdings of each fund by board members and officers as a group.

As of December 31, 2025, none of the board members or advisory board member or their immediate family members owned securities of BNYIA, any Sub-Advisers, the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with BNYIA, any Sub-Advisers or the Distributor.

Board Members' Compensation

Annual retainer fees and meeting attendance fees are allocated among the funds on the basis of net assets, with the Chairman of the Board, Joseph S. DiMartino, receiving an additional 25% of such compensation. The funds reimburse board members for their expenses. The funds do not have a bonus, pension, profit-sharing or retirement plan.

The aggregate amount of fees received from the funds by each current board member and advisory board member for the funds' last fiscal years, and by all funds in the fund complex (which comprises registered investment companies for which BNYIA or an affiliate of BNYIA serves as investment adviser) for which such person was a board member or advisory board member during 2025, were as follows:†

Independent Board Members
Fund	Joseph S. DiMartino	Francine J. Bovich	J. Charles Cardona	Andrew J. Donohue	Isabel P. Dunst	Nathan Leventhal	Robin A. Melvin	Roslyn M. Watson	Benaree Pratt Wiley

BNYMIFVII	$413	$330	$334	$330	$330	$330	$330	$330	$330
BNYMLCSF	$10,048	$8,038	$8,038	$8,038	$8,038	$8,038	$8,038	$7,325	$8,038
BNYMOF	$5,272	$4,218	$4,264	$4,219	$4,264	$4,218	$4,218	$3,911	$4,218
BNYMSTMBF	$656	$525	$530	$525	$530	$525	$525	$525	$525
BNYMSUSEF	$2,241	$1,793	$1,809	$1,793	$1,809	$1,793	$1,793	$1,793	$1,793
CSF	$12,570	$10,057	$10,166	$10,060	$10,166	$10,058	$10,057	$10,060	$10,059
DGCMF	$44,353	$35,482	$35,482	$35,482	$35,482	$35,482	$35,482	$32,288	$35,482
DLF (11/30 fiscal year end)	$46,044	$36,836	$36,836	$36,836	$36,836	$36,836	$36,836	$33,939	$36,836
BDTOCM	$14,668	$11,735	$11,735	$11,735	$11,735	$11,735	$11,735	$10,704	$11,735
BDTSCM	$18,479	$14,783	$14,783	$14,783	$14,783	$14,783	$14,783	$13,508	$14,783
IPMMF	$5,185	$4,148	$4,180	$4,149	$4,180	$4,148	$4,148	$4,149	$4,148
IRF (3/31 fiscal year end)	$127,729	$102,193	$103,092	$102,214	$103,092	$102,202	$102,192	$102,214	$102,204
IRF (4/30 fiscal year end)	$4,656	$3,725	$3,756	$3,726	$3,756	$3,726	$3,725	$3,726	$3,726

Total compensation from the funds and fund complex (*)	$1,065,625 (75)	$684,000 (63)	$398,750 (33)	$451,000 (37)	$255,000 (20)	$491,000 (46)	$663,000 (58)	$411,500 (37)	$620,000 (49)

Advisory Board Member
Fund	Tamara Belinfanti[1]

BNYMIFVII	$334
BNYMLCSF	$8,038
BNYMOF	$4,264
BNYMSTMBF	$530
BNYMSUSEF	$1,809
CSF	$10,166
DGCMF	$35,482
DLF (11/30 fiscal year end)	$36,836
BDTOCM	$11,735
BDTSCM	$14,783
IPMMF	$4,180
IRF (3/31 fiscal year end)	$103,092
IRF (4/30 fiscal year end)	$3,756

Total compensation from the funds and fund complex (*)	$251,500 (20)

† Amounts shown do not include expenses reimbursed to board members for attending board meetings. Amounts shown also do not include the costs of office space, office supplies and secretarial services, which are paid by the funds (allocated based on net assets), which, in 2025, for the funds ranged from $3 to $92,552 ($209,315 for all funds).

* Represents the number of separate portfolios comprising the investment companies in the fund complex, including the funds, for which the board member or advisory board member served in 2025.

1 Ms. Belinfanti became an advisory board member of the funds in September 2021 and receives compensation from the funds for attending board meetings in an advisory role.

OFFICERS

Name Year of Birth Position Since[1]	Principal Occupation for at Least the Past 5 Years	Number of Investment Companies (Portfolios) in the Fund Complex* for which the Officer serves as an Officer

David DiPetrillo 1978 President 2019[2]

Vice President and Director of BNYIA since February 2021; Head of North America Distribution, BNY Investments since February 2023; and Head of North America Product, BNY Investments from January 2018 to February 2023

44 (86)
James Windels 1958 Treasurer 2001	Director of BNYIA since February 2023; Vice President of BNYIA since September 2020; and Director – BNY Fund Administration	45 (90)
Peter M. Sullivan 1968 Chief Legal Officer, Vice President and Assistant Secretary 2019[3]

Chief Legal Officer of BNYIA and Associate General Counsel of BNY since July 2021; Senior Managing Counsel of BNY from December 2020 to July 2021; and Managing Counsel of BNY from March 2009 to December 2020

45 (90)
Sarah S. Kelleher 1975 Vice President and Secretary 2014[4]	Vice President of BNY Mellon ETF Investment Adviser, LLC since February 2020; Senior Managing Counsel of BNY since September 2021; and Managing Counsel of BNY from December 2017 to September 2021	45 (90)
Deirdre Cunnane 1990 Vice President and Assistant Secretary 2019	Managing Counsel of BNY since December 2021; and Counsel of BNY from August 2018 to December 2021	45 (90)
Lisa M. King 1968 Vice President and Assistant Secretary 2024	Counsel of BNY since June 2023; and Regulatory Administration Group Manager of BNY Asset Servicing from February 2016 to June 2023	45 (90)
Jeff S. Prusnofsky 1965 Vice President and Assistant Secretary 2005	Senior Managing Counsel of BNY	45 (90)

Name Year of Birth Position Since[1]	Principal Occupation for at Least the Past 5 Years	Number of Investment Companies (Portfolios) in the Fund Complex* for which the Officer serves as an Officer

Amanda Quinn 1985 Vice President and Assistant Secretary 2020	Managing Counsel of BNY since March 2024; and Counsel of BNY from June 2019 to February 2024	45 (90)
Daniel Goldstein 1969 Vice President 2022

Head of Product Development of North America Distribution, BNY Investments since January 2018; Executive Vice President of North America Product, BNY Investments since April 2023; and Senior Vice President, Development & Oversight of North America Product, BNY Investments from 2010 to March 2023

44 (83)
Joseph Martella 1976 Vice President 2022

Vice President of BNYIA since December 2022; Head of Product Management of North America Distribution, BNY Investments since January 2018; Executive Vice President of North America Product, BNY Investments since April 2023; and Senior Vice President of North America Product, BNY Investments from 2010 to March 2023

44 (83)
Roberto G. Mazzeo 1980 Assistant Treasurer 2024	Financial Reporting Manager – BNY Fund Administration	45 (90)
Gavin C. Reilly 1968 Assistant Treasurer 2005	Tax Manager – BNY Fund Administration	45 (90)
Robert Salviolo 1967 Assistant Treasurer 2007	Senior Accounting Manager – BNY Fund Administration	45 (90)
Robert Svagna 1967 Assistant Treasurer 2002[5]	Senior Accounting Manager – BNY Fund Administration	45 (90)

Name Year of Birth Position Since[1]	Principal Occupation for at Least the Past 5 Years	Number of Investment Companies (Portfolios) in the Fund Complex* for which the Officer serves as an Officer

Joseph W. Connolly 1957 CCO 2004	Chief Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust since 2004; and Chief Compliance Officer of BNYIA from 2004 until June 2021	43 (72)
Caridad M. Carosella 1968 Anti-Money Laundering Compliance Officer 2016	Anti-Money Laundering Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust	41 (86)

* "Fund Complex" comprises registered investment companies for which BNYIA or an affiliate of BNYIA serves as investment adviser.

1 With respect to IRF, each officer has held his or her respective position with the fund since 2008, except for Messrs. DiPetrillo, Goldstein, Martella and Sullivan and Mses. Carosella, Cunnane, Kelleher and Quinn whose dates are as shown above. With respect to CSF, each officer has held his or her respective position with the fund since the date shown above, except Mr. Svagna (please see note 5). With respect to DLF, each officer has held his or her respective position since 2017, except for Messrs. DiPetrillo, Goldstein, Martella and Sullivan and Mses. Cunnane and Quinn, whose dates are as shown above.

2 President since January 2021; previously, Vice President.

3 Chief Legal Officer since July 2021.

4 Secretary since April 2024; previously, Assistant Secretary.

5 Mr. Svagna has held this position since 2002 with respect to BNYMOF, BNYMSTMBF, BNYMSUSEF and BNYMLCSF, and 2005 with respect to IPMMF, BNYMIFVII and CSF.

Each officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal. The address of each officer is 240 Greenwich Street, New York, New York 10286.

CERTAIN PORTFOLIO MANAGER INFORMATION
(not applicable to money market funds)

The following table lists the number and types of accounts (including the funds) advised by each fund's primary portfolio manager(s) and assets under management in those accounts as of the end of the last fiscal year of the funds they manage. If a portfolio manager is a primary portfolio manager for multiple funds with different fiscal year ends, information is provided as of the most recent last fiscal year end of the relevant funds, except if otherwise indicated.

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed

Karen Behr	8	$5.5B	2	$133M	14	$2.1B
Jeffrey Burger	10	$3.2B	None	N/A	459	$5.7B
Brock Campbell	2	$1.3B	3	$221M	9	$3B
Thomas Casey	6	$4.0B	None	N/A	561	$2.7B
James DiChiaro	2	$2.6B	None	N/A	10	$1.1B
David S. Intoppa	1	$1.0B	1	$2.2B	6	$7.0M
Julianne McHugh	7	$5.3B	2	$736M	9	$4.1B
Nick Pope	3	$1.7B	10	$5.8B	2	$344M
Scott Zaleski	4	$6.1B	1	$102M	44	$9.2B

The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees. Information is provided as of the end of the last fiscal year of the funds the portfolio managers manage. If a portfolio manager is a primary portfolio manager for multiple funds with different fiscal year ends, information is provided as of the most recent last fiscal year end of the relevant funds, except if otherwise indicated.

Primary Portfolio Manager	Type of Account	Number of Accounts Subject to Performance Fees	Total Assets of Accounts Subject to Performance Fees

Karen Behr	None	N/A	N/A
Jeffrey Burger	None	N/A	N/A
Brock Campbell	None	N/A	N/A
Thomas Casey	None	N/A	N/A
James DiChiaro	None	N/A	N/A
David S. Intoppa	None	N/A	N/A
Julianne McHugh	None	N/A	N/A
Nick Pope	None	N/A	N/A
Scott Zaleski	None	N/A	N/A

The following table lists the dollar range of fund shares beneficially owned by the primary portfolio manager(s) as of the end of the fund's last fiscal year, except if otherwise indicated.

Primary Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned

Karen Behr	BNYMLCSF	None
Jeffrey Burger	BNYMSTMBF	None
Brock Campbell	BNYMNRF	None
Thomas Casey	BNYMSTMBF	None
James DiChiaro	BNYMSTIF	$50,001 - $100,000
David S. Intoppa	BNYMNRF	$100,001 - $500,000
Julianne McHugh	BNYMLCSF	None
	BNYMSUSEF	$1 - $10,000
Nick Pope	BNYMSUSEF	None
Scott Zaleski	BNYMSTIF	$50,001 - $100,000

ADVISERS' COMPENSATION; COMPLIANCE SERVICES

Advisers' Compensation

For each fund's last three fiscal years, the management fees payable by the fund, the reduction, if any, in the amount of the fee paid due to fee waivers and/or expense reimbursements by BNYIA and the net fees paid by the fund were as follows:

	2026 Fiscal Year			2025 Fiscal Year			2024 Fiscal Year
Fund	Fee payable	Reduction in fee	Net fee paid	Fee payable	Reduction in fee	Net fee paid	Fee payable	Reduction in fee	Net fee paid
BDGCM	$293,931,060	$58,795,771	$235,135,289	$247,702,681	$49,552,268	$198,150,413	$234,075,371	$39,729,177	$194,346,194
BDGSCM	$9,247,784	$462,225	$8,785,559	$8,423,309	$420,910	$8,002,399	$8,074,553	$403,661	$7,670,892
BDTOCM	$99,344,652	$14,904,200	$84,440,452	$94,735,961	$14,212,825	$80,523,136	$91,635,333	$13,745,511	$77,889,822
BDTSCM	$125,854,695	$18,876,980	$106,977,715	$115,911,502	$17,386,266	$98,525,236	$93,727,479	$14,054,433	$79,673,046

	2025 Fiscal Year			2024 Fiscal Year			2023 Fiscal Year
Fund	Fee payable	Reduction in fee	Net fee paid	Fee payable	Reduction in fee	Net fee paid	Fee payable	Reduction in fee	Net fee paid
BNYMLCSF[1]	$14,614,495	$0	$14,614,495	$14,862,096	$0	$14,862,096	$11,012,995	$0	$11,012,995
BNYMNRF	$8,758,834	$0	$8,758,834	$9,893,699	$0	$9,893,699	$8,762,295	$0	$8,762,295
BNYMSTIF	$261,670	$241,166	$20,504	$290,950	$219,933	$71,017	$326,875	$249,311	$77,564
BNYMSTMBF	$341,962	$63,437	$278,525	$400,779	$33,780	$366,999	$562,620	$10,137	$552,483
BNYMSUSEF	$2,813,684	$0	$2,813,684	$2,492,727	$0	$2,492,727	$2,467,478	$0	$2,467,478
BDIPGMMF	$26,670,732	$1,212,700	$25,458,032	$20,832,592	$1,086,100	$19,746,492	$12,519,005	$862,950	$11,656,055
BDIPGPMMF	$1,109,830	$1,109,830	$0	$1,309,693	$1,309,693	$0	$3,159,585	$3,159,585	$0
BDIPTOF	$896,493	$45,415	$851,078	$883,561	$47,440	$836,121	$442,318	$25,545	$416,773
BDIPTSMMF	$2,572,456	$122,400	$2,450,056	$869,796	$43,080	$826,716	$305,492	$17,080	$288,412
BDTALMMF	$7,514,508	$0	$7,514,508	$8,408,424	$0	$8,408,424	$9,755,432	$0	$9,755,432

1 As compensation for its services to the fund, the fund has agreed to pay BNYIA a monthly management fee, as a percentage of the fund's average daily net assets, at the following annual rate: .65% up to $1.5 billion; .625% between $1.5 billion and $2 billion; .60% between $2 billion and $2.5 billion; and .55% over $2.5 billion.

The contractual fee rates paid by BNYIA to a fund's Sub-Adviser, if any, and the effective rate paid in the last fiscal year, are as follows (expressed as an annual rate as a percentage of the fund's average daily net assets):

Fund	Sub-Adviser	Fee Rate	Effective Fee Rate for the Last Fiscal Year
BNYDSRF	Dreyfus	*	N/A
BNYMSUSEF	NIM	**	**
BNYMSTMBF	INA	0.12%[1]	0.04%
BNYMLCSF	NIMNA	0.312%	0.312%
BNYMNRF	NIMNA	0.36%	0.36%
BNYMSTIF	INA	0.15%	0.00%
BDGCM	Dreyfus[2]	*	0.08%
BDGSCM	Dreyfus[2]	*	0.10%
BDIPGMMF	Dreyfus[2]	*	0.05%
BDIPGPMMF	Dreyfus[2]	*	0.00%
BDIPTSMMF	Dreyfus[2]	*	0.05%
BDTOCM	Dreyfus[2]	*	0.08%
BDTSCM	Dreyfus[2]	*	0.09%
BDIPTOF	Dreyfus[2]	*	0.05%
BDTALMMF	Dreyfus[2]	*	0.04%

* BNYIA has agreed to pay Dreyfus a monthly fee of 50% of the monthly management fee BNYIA receives from the fund pursuant to the Management Agreement, net of any fee waivers and/or expense reimbursements made by BNYIA.

** The fund operates pursuant to an exemptive order that permits it to disclose, as a dollar amount and a percentage of its net assets, the aggregate fee payable to BNYIA and NIM in lieu of disclosing the fee rate BNYIA has agreed to pay NIM. The aggregate annual fee payable to BNYIA and NIM is 0.60% of the value of the fund's average daily net assets. The effective aggregate fee rate paid to BNYIA and NIM for the last fiscal year was 0.59%.

1 Prior to June 30, 2022, BNYIA had agreed to pay INA a sub-advisory fee at the annual rate of 0.144% of the value of the fund's average daily net assets.

2 Dreyfus was appointed as Sub-Adviser effective September 1, 2023.

For a fund's last three fiscal years (other than funds for which the Sub-Adviser's fee is disclosed on an aggregate basis above), the fees payable by BNYIA to the fund's Sub-Adviser, if any, the reduction, if any, in the amount of the fee paid due to fee waivers by the Sub-Adviser and the net fees paid were as follows:

	2026 Fiscal Year			2025 Fiscal Year			2024 Fiscal Year
Fund/ Sub-Adviser	Fee payable	Fee reduction	Net fee paid	Fee payable	Fee reduction	Net fee paid	Fee payable	Fee reduction	Net fee paid

BDGCM/ Dreyfus[1]	$146,965,530	$ 29,327,883	$ 117,637,648	$123,851,341	$24,792,964	$99,058,377	$47,546,143	$9,450,481	$38,095,662
BDGSCM/ Dreyfus[1]	$4,623,892	$231,113	$4,392,779	$4,211,655	$210,455	$4,001,200	$1,778,569	$88,884	$1,689,685
BDTOCM/ Dreyfus[1]	$49,672,326	$7,452,100	$42,220,226	$47,367,981	$7,106,413	$40,261568	$18,172,831	$2,725,835	$15,446,996
BDTSCM/ Dreyfus[1]	$62,927,348	$9,438,490	$53,488,858	$57,955,751	$8,693,113	$49,262,618	$21,922,123	$3,287,095	$18,635,028

	2025 Fiscal Year			2024 Fiscal Year			2023 Fiscal Year
Fund/ Sub-Adviser	Fee payable	Fee reduction	Net fee paid	Fee payable	Fee reduction	Net fee paid	Fee payable	Fee reduction	Net fee paid

BNYMLCSF/ NIMNA	$7,145,016	$0	$7,145,016	$7,273,290	$0	$7,273,290	$5,310,487	$0	$5,310,487
BNYMNRF/ NIMNA	$4,204,240	$0	$4,204,240	$4,748,975	$0	$4,748,975	$4,205,902	$0	$4,205,902
BNYMSTIF/ INA	$130,835	$130,835	$0	$145,475	$145,475	$0	$163,438	$163,438	$0
BNYMSTMBF/ INA	$164,142	$112,953	$51,189	$192,374	$93,743	$98,631	$270,058	$92,283	$177,775
BDIPGMMF/ Dreyfus[1]	$13,355,366	$0	$13,355,366	$6,132,967	$0	$6,132,967	N/A	N/A	N/A
BDIPGPMMF/ Dreyfus[1]	$554,915	$554,915	$0	$338,102	$338,102	$0	N/A	N/A	N/A
BDIPTOF/ Dreyfus[1]	$448,247	$0	$448,247	$615,669	$0	$615,669	N/A	N/A	N/A
BDIPTSMMF/ Dreyfus[1]	$1,286,228	$0	$1,286,228	$323,473	$0	$323,473	N/A	N/A	N/A
BDTALMMF/ Dreyfus[1]	$3,757,254	$0	$3,757,254	$4,204,212	$0	$4,204,212	$1,258,999	$0	$1,258,999

1 Dreyfus was appointed as Sub-Adviser effective September 1, 2023.

Compliance Services

The funds' compliance program is developed, implemented and maintained by the funds' CCO and the CCO staff. The funds bear the CCO's compensation (which is approved by the boards), as well as the compensation of the CCO staff and the expenses of the CCO and the CCO staff (including administrative expenses). The CCO and the CCO staff work exclusively on the compliance program and related matters for the funds and other funds in the BNY Mellon Family of Funds and BNY Mellon Funds Trust, and compensation and expenses of the CCO and the CCO staff generally are allocated among such funds based on an equal amount per fund with incremental amounts allocated to funds with more service providers (including Sub-Advisers). Such compensation and expenses for the funds' last fiscal years were as follows:

Fund	CCO and Staff Compensation and Expenses*
BNYMLCSF	$25,008
BNYMNRF	$25,495
BNYMSTIF	$23,978
BNYMSTMBF	$27,002
BNYMSUSEF	$24,757
BDGCM	$25,290
BDGSCM	$25,290
BDIPGMMF	$27,039
BDIPGPMMF	$27,040
BDIPTOF	$23,835
BDIPTSMMF	$27,040
BDTALMMF	$24,472
BDTOCM	$25,290
BDTSCM	$25,290

* For unitary fee funds, such compensation and expenses are borne by BNYIA.

SECURITIES LENDING ACTIVITIES
(non-money market funds only)

The dollar amounts of income and fees and compensation paid to all service providers (including fees, if any, paid to BNYIA for cash collateral management and fees paid to BNY as securities lending agent), related to certain funds' securities lending activities during the most recent fiscal year were as follows:

Fund	BNYMLCSF	BNYMNRF	BNYMSTIF

Gross income from securities lending activities (including income from cash collateral reinvestment)	$200,903	$1,421,071	$148,494
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$3,610	$69,621	$2,063
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$0	$0	$0
Administrative fees not included in revenue split	$0	$0	$0
Indemnification fees not included in revenue split	$0	$0	$0
Rebate (paid to borrower)	$170,815	$840,843	$131,282
Other fees not included in revenue split	$0	$0	$0
Aggregate fees/compensation for securities lending activities	$174,425	$910,464	$133,345
Net income from securities lending activities	$26,478	$510,606	$15,149

The services provided by BNY as securities lending agent are as follows: selection of securities to be loaned; utilization of borrowers previously approved by the funds' board; negotiation of loan terms; monitoring daily the value of the loaned securities and collateral; requiring additional collateral as necessary; investing cash collateral in accordance with the funds' instructions; marking to market non-cash collateral; maintaining custody of non-cash collateral; recordkeeping and account servicing; reporting dividend activity and material proxy votes relating to loaned securities; transferring loaned securities; recalling loaned securities in accordance with the funds' instructions, including for proxies that the funds seek to vote; and arranging for return of loaned securities to the fund at loan termination.

BNYMSTMBF and BNYMSUSEF did not engage in any securities lending activity during the most recent fiscal year. In addition, there is no current intention for BNYMSUSEF to engage in any securities lending activity.

SALES LOADS, CDSCS AND DISTRIBUTOR'S COMPENSATION

The following table lists, for each of the last three fiscal years, the total commissions on sales of all classes of shares (sales loads) (as applicable) and the total CDSCs on redemptions of all classes of shares (as applicable), along with corresponding amounts of each retained by the Distributor.

Fund		2025 Fiscal Year	2024 Fiscal Year	2023 Fiscal Year

BNYMSTIF	Total commissions	$6,800	$0	$10
	Commission amount retained	$0	$0	$1
	Total CDSCs	$0	$0	$0
	CDSC amount retained	$0	$0	$0

BNYMSTMBF
	Total commissions	$4,650	$0	$17,458
	Commission amount retained	$0	$0	$288
	Total CDSCs	$0	$0	$3,143
	CDSC amount retained	$0	$0	$3,143

BNYMSUSEF
	Total commissions	$7,026	$5,481	$6,164
	Commission amount retained	$756	$1,047	$1,066
	Total CDSCs	$9	$0	$18
	CDSC amount retained	$9	$0	$18

BNYMNRF
	Total commissions	$108,608	$236,119	$478,778
	Commission amount retained	$4,450	$7,977	$64,005
	Total CDSCs	$17,988	$8,393	$15,601
	CDSC amount retained	$17,988	$8,393	$15,601

The amounts paid by each fund to the Distributor under the fund's Plan or Plans, as applicable, for services described in Part II of this SAI under "Rule 12b-1 Plans and Non-Rule 12b-1 Services Plans" and "Administrative Services Plans" for the fund's last fiscal year were as follows:

Fund	Plan	Class	Distributor Payments	Printing and Implementation and Operation of Plan	Amount Reimbursed to Fund Pursuant to Undertaking in Effect	Total Amount

BNYMLCSF
	None	N/A	N/A	N/A	N/A	N/A
BNYMNRF
	Distribution Plan	Class C	$145,607	N/A	N/A	$145,607
	Shareholder Services Plan	Class A	$321,536	N/A	N/A	$321,536
		Class C	$48,536	N/A	N/A	$48,536
BNYMSTIF
	Shareholder Services Plan	Class A	$2,403	N/A	N/A	$2,403
		Class D	$160,300	N/A	N/A	$160,300
		Class I	N/A	N/A	N/A	N/A
		Class Y	N/A	N/A	N/A	N/A
BNYMSTMBF
	Service Plan	Class D	$102,904	N/A	N/A	$102,904
	Shareholder Services Plan	Class A	$22,321	N/A	N/A	$22,321
BNYMSUSEF
	Distribution Plan	Class C	$7,808	N/A	N/A	$7,808
	Shareholder Services Plan	Class A	$88,134	N/A	N/A	$88,134
		Class C	$2,603	N/A	N/A	$2,603
		Class Z	$203,166	N/A	N/A	$203,166
BDGCM		SPARKSM Future*	N/A	N/A	N/A	N/A
	Administrative Services Plan Fees	BOLD® Future	$627	N/A	N/A	$627
		Participant	$4,568,987	N/A	N/A	$4,568,987
		Service	$35,959,830	N/A	N/A	$35,959,830

	Compensation Shareholder Services Plan	Administrative	$3,632,578	N/A	N/A	$3,632,578
		BOLD® Future	$3,133	N/A	N/A	$3,133
		Investor	$34,519,316	N/A	N/A	$34,519,316
		Participant	$7,614,979	N/A	N/A	$7,614,979
		Service	$16,345,377	N/A	N/A	$16,345,377
		Wealth	$24,677,844	N/A	N/A	$24,677,844

Fund	Plan	Class	Distributor Payments	Printing and Implementation and Operation of Plan	Amount Reimbursed to Fund Pursuant to Undertaking in Effect	Total Amount

	Reimbursement Shareholder Services Plan	Institutional	$1,100,354	N/A	N/A	$1,100,354
BDGSCM
	Administrative Services Plan Fees	Participant	$264,208	N/A	N/A	$264,208
	Compensation Shareholder Services Plan	Administrative	$550,186	N/A	N/A	$550,186
		Investor	$896,016	N/A	N/A	$896,016
		Participant	$440,346	N/A	N/A	$440,346
	Reimbursement Shareholder Services Plan	Institutional	$32,037	N/A	N/A	$32,037
BDIPGMMF
	Shareholder Services Plan	Hamilton	$1,097,407	N/A	N/A	$1,097,407
BDIPTOF
	Shareholder Services Plan	Hamilton	$92,383	N/A	N/A	$92,383
BDIPTSMMF
	Administrative Services Plan Fees	Hamilton	$1,213,607	N/A	N/A	$1,213,607
BDTALMMF
	None	N/A	N/A	N/A	N/A	N/A
BDTOCM
	Administrative Services Plan Fees	Participant	$2,770,146	N/A	N/A	$2,770,146
		Service	$2,906,168	N/A	N/A	$2,906,168
	Compensation Shareholder Services Plan	Administrative	$3,877,511	N/A	N/A	$3,877,511
		Investor	$5,959,251	N/A	N/A	$5,959,251
		Participant	$4,616,909	N/A	N/A	$4,616,909
		Service	$1,320,985	N/A	N/A	$1,320,985
		Wealth	$799,456	N/A	N/A	$799,456
	Reimbursement Shareholder Services Plan	Institutional	$217,179	N/A	N/A	$217,179

BDTSCM
	Administrative Services Plan Fees	Participant	$4,251,279	N/A	N/A	$4,251,279
		Service	$17,066,397	N/A	N/A	$17,066,397
	Compensation Shareholder Services Plan	Administrative	$5,147,088	N/A	N/A	$5,147,088
		Investor	$3,832,109	N/A	N/A	$3,832,109
		Participant	$7,085,465	N/A	N/A	$7,085,465
		Service	$7,757,453	N/A	N/A	$7,757,453
		Wealth	$849,086	N/A	N/A	$849,086
	Reimbursement Shareholder Services Plan	Institutional	$240,846	N/A	N/A	$240,846
BNYDSRF
	None	N/A	N/A	N/A	N/A	N/A

* As SPARKSM Future shares had not been offered as of June 1, 2026, no information as to payments made pursuant to the fund's Administrative Services Plan with respect to SPARKSM Future shares is available as of the end of the fund's last fiscal year end.

OFFERING PRICE
(Class A shares only)

Set forth below is an example of the method of computing the offering price of each fund's Class A shares, if applicable. The example assumes a purchase of Class A shares aggregating less than $50,000 or $100,000, as applicable, subject to the schedule of sales charges set forth in the fund's prospectus, at a price based upon the NAV of a Class A share at the close of business on the last business day of the fund's last fiscal year. Certain purchases are not subject to a sales charge or are subject to a different sales charge than the one shown below. See the prospectus and "How to Buy Shares" in Part II of this SAI.

Fund	Class	NAV Per Share	Sales Charge as a Percentage of Offering Price and NAV Per Share*	Per Share Sales Charge	Per Share Offering Price to Public

BNYMNRF	Class A	$45.03	5.75% of offering price (6.10% of NAV per share)	$2.75	$47.78
BNYMSTIF	Class A	$9.74	2.50% of offering price (2.56% of NAV per share)	$0.25	$9.99
BNYMSTMBF	Class A	$12.80	2.50% of offering price (2.56% of NAV per share)	$0.33	$13.13
BNYMSUSEF	Class A	$18.42	5.75% of offering price (6.10% of NAV per share)	$1.12	$19.54

* Due to rounding, the actual sales load you may pay may be more or less than that calculated using these percentages.

SECURITIES OF REGULAR BROKERS OR DEALERS

A fund may acquire securities issued by one or more of its "regular brokers or dealers," as defined in Rule 10b-1 under the 1940 Act. Rule 10b-1 provides that a "regular broker or dealer" is one of the ten brokers or dealers that, during the fund's last fiscal year: (1) received the greatest dollar amount of brokerage commissions from participating, either directly or indirectly, in the fund's portfolio transactions, (2) engaged as principal in the largest dollar amount of the fund's portfolio transactions or (3) sold the largest dollar amount of the fund's securities. The following is a list of the issuers of the securities, and the aggregate value per issuer, of a fund's regular brokers or dealers held by such fund as of the end of its last fiscal year*:

Fund	Regular Broker or Dealer	Aggregate Value Per Issuer Held by Fund

BNYMLCSF	J.P. Morgan Chase Bank	$98,003,213
	Goldman, Sachs & Co. LLC	$63,324,918

BNYMNRF	None	N/A

BNYMSTIF	Citigroup Global Markets Inc.	$887,597
	Morgan Stanley & Co. LLC	$776,406
	Wells Fargo Securities, LLC	$772,747
	Goldman, Sachs & Co. LLC	$766,248
	Merrill Lynch, Pierce, Fenner & Smith Incorporated	$447,643
	J.P. Morgan Securities LLC	$257,768

BNYMSTMBF	None	N/A

BNYMSUSEF	J.P. Morgan Securities LLC	$18,129,936
	Goldman, Sachs & Co. LLC	$11,116,131

BDGCM	J.P. Morgan Securities LLC	$9,907,000,000
	Wells Fargo Securities, LLC	$8,250,000,000
	Nomura Securities International, Inc.	$4,955,000,000
	SMBC Nikki Securities America, Inc.	$4,750,000,000
	Credit Agricole Securities (USA) Inc.	$ 3,170,000,000
	DAIWA Capital Markets America Inc.	$2,725,000,000
	HSBC Securities (USA) Inc.	$2,180,000,000
	Santander Investment Securities Inc.	$ 1,855,000,000
	State Street Global Markets, LLC	$1,000,000,000
	TD Securities Investment Securities Inc.	$300,000,000

BDGSCM	None	N/A

BDIPGMMF	J.P. Morgan Securities LLC	$3,700,000,000
	Santander Investment Securities Inc.	$1,672,000,000
	Northern Trust Securities, Inc.	$1,500,000,000
	State Street Global Markets, LLC	$1,000,000,000
	Nomura Securities International, Inc.	$195,000,000
	Barclays Capital Inc.	$50,000,000

BDIPGPMMF	HBSC Securities (USA) Inc.	$230,000,000
	ABN AMRO Securities (USA) LLC	$230,000,000
	Scotia Capital (USA) Inc.	$228,000,000
	Credit Agricole Securities (USA) Inc.	$225,000,000

Fund	Regular Broker or Dealer	Aggregate Value Per Issuer Held by Fund

BDIPTOF	Credit Agricole Securities (USA) Inc.	$124,000,000
	Scotia Capital (USA) Inc.	$124,000,000
	ABN AMRO Securities (USA) LLC	$40,000,000

BDIPTSMMF	None	N/A

BDTALMMF	SMBC Nikko Securities America, Inc.	$2,250,000,000
	State Street Global Markets, LLC	$1,100,000,000
	Santander Investment Securities Inc	$1,996,000,000
	HSBC Securities (USA) Inc.	$1,050,000,000
	Credit Agricole Securities (USA) Inc.	$1,100,000,000
	Northern Trust Securities, Inc.	$1,000,000,000
	BMO Capital Markets Corporation	$550,000,000

BDTOCM	Northern Trust Securities, Inc.	$2,600,000,000
	J.P. Morgan Securities LLC	$6,155,000,000
	Merrill Lynch, Pierce, Fenner & Smith Incorporated	$2,100,000,000
	SMBC Nikko Securities America, Inc.	$5,550,000,000
	ABN AMRO Securities (USA) LLC	$635,000,000
	Credit Agricole Securities (USA) Inc.	$707,000,000
	BNP Paribas Securities Corp.	$950,000,000
	CIBC World Markets Corp	$510,000,000
	State Street Global Markets, LLC	$1,500,000,000

BDTSCM	None	N/A

* N/A = Not Applicable

COMMISSIONS

The approximate aggregate amounts paid by each fund for brokerage commissions for its last three fiscal years, none of which were paid to Affiliated Brokers,* were as follows:

	2025 Fiscal Year	2024 Fiscal Year	2023 Fiscal Year
Fund	Commissions	Commissions	Commissions
BNYMLCSF	$217,610	$260,745	$148,574
BNYMSTIF	$2,493	$3,693	$4,264
BNYMSUSEF	$18,168	$19,751	$33,060
BNYMNRF	$1,819,595	$1,813,216	$1,404,790
*Although no commissions were paid to Affiliated Brokers directly, unaffiliated brokers cleared transactions through clearing brokers affiliated with BNY. The funds paid no fees directly to affiliated clearing brokers.

The following table provides an explanation of any material difference in the commissions paid by a fund in either of the two fiscal years preceding the last fiscal year.

Fund	Reason for Any Material Difference in Commissions
None	N/A

The aggregate amount of transactions during each fund's last fiscal year in securities effected on an agency basis through a broker-dealer for, among other things, research services and the commissions related to such transactions were as follows:

Fund	Transactions	Related Commissions
BNYMLCSF	$1,005,614,400	$88,915
BNYMNRF	$1,226,927,183	$728,995

PORTFOLIO TURNOVER VARIATION
(not applicable to money market funds)

Each fund's portfolio turnover rate for up to five fiscal years is shown in the prospectus. The following table provides an explanation of any significant variation in a fund's portfolio turnover rates over the last two fiscal years (or any anticipated variation in the portfolio turnover rate from that reported for the last fiscal year).

Fund	Reason for Any Significant Portfolio Turnover Rate Variation, or Anticipated Variation
BNYMLCSF	N/A
BNYMNRF	N/A
BNYMSTIF	N/A
BNYMSTMBF	N/A
BNYMSUSEF	N/A

SHARE OWNERSHIP

The following persons are known by each fund to own of record 5% or more of the indicated class of the fund's outstanding voting securities. A shareholder who beneficially owns, directly or indirectly, more than 25% of a fund's voting securities may be deemed to "control" (as defined in the 1940 Act) the fund. All information for a fund is as of the date indicated for the first listed class. Except as may be otherwise indicated, board members and officers, as a group, owned less than 1% of each class of each fund's voting securities outstanding as of the date indicated below. BNYDSRF had no 5% shareholders because, as of November 1, 2025, the fund had not yet commenced operations.

Date	Fund	Class	Name & Address	Percent Owned

July 2, 2025	BDIPTSMMF	Hamilton	Citizens Bank NA 28 State Street Boston, MA 02109-1775	49.5318%

			Citizens Investment Services 28 State Street Boston, MA 02109-1775	30.6353%

			SEI Private Trust Company 1 Freedom Valley Drive Oaks, PA 19456	8.3230%

			Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	5.6115%

		Institutional	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	99.4866%

May 1, 2026	BDGCM*	Administrative	National Financial Services LLC FBO Customers Attn: Mutual Funds Department 499 Washington Boulevard, 4th Floor Jersey City, NJ 07310-1995	56.8693%

			Hare & Co. 2 Attn STIF Operations P.O. Box 223910 Pittsburgh, PA 15251-2910	28.4876%

Date	Fund	Class	Name & Address	Percent Owned

			Pershing LLC One Pershing Plaza Harborside III - 6th Floor Jersey City, NJ 07399-0001	11.0521%

		BOLD®	Hare & Co. 2 Attn STIF Operations P.O. Box 223910 Pittsburgh, PA 15251-2910	91.1699%

		BOLD® Future	SEI Private Trust Attn: Mutual Fund Administrator One Freedom Valley Drive Oaks, PA 19456-9989	75.3607%

			Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	24.0427%

		Institutional	Hare & Co. 2 Attn STIF Operations P.O. Box 223910 Pittsburgh, PA 15251-2910	57.1893%

			JP Morgan Chase Bank NA Securities Services Revenue Generating 1111 Polaris Parkway Columbus, OH 43240-2031	7.9274%

			J P Morgan Private Bank 390 Madison Avenue Floor 6 New York, NY 10017	5.8715%

			Capital Advisors Group Inc. One Federal Street Suite 2200 Boston, MA 02110	5.4733%

		Investor	Brex Treasury – Dreyfus Omnibus 50 W Broadway STE 333 Salt Lake City, UT 84101-2020	64.4779%

			Pershing LLC Cash Management Services One Pershing Plaza Harborside III - 6th Floor Jersey City, NJ 07399-0001	21.7348%

			Hare & Co. 2 Attn STIF Operations P.O. Box 223910 Pittsburgh, PA 15251-2910	9.4385%

Date	Fund	Class	Name & Address	Percent Owned

		Participant	Hare & Co. 2 Attn STIF Operations P.O. Box 223910 Pittsburgh, PA 15251-2910	70.3826%

			Pershing LLC One Pershing Plaza Harborside III 6th Floor Jersey City, NJ 07399-0001	26.2924%

		Service	Pershing LLC One Pershing Plaza Harborside III 6th Floor Jersey City, NJ 07399-0001	92.6055%

		SPARKSM	Hare & Co. 2 Attn STIF Operations P.O. Box 223910 Pittsburgh, PA 15251-2910	95.7958%

		Wealth	Pershing LLC One Pershing Plaza Harborside III 6th Floor Jersey City, NJ 07399-0001	88.8044%

			American Enterprise Investment Services Inc Brokerage Cashiering 5413 Ameriprise Financial Center Minneapolis, MN 55474-0001	9.9537%

May 1, 2026	BDGSCM	Administrative	Pershing LLC One Pershing Plaza Harborside III 6th Floor Jersey City, NJ 07399-0001	63.2304%

			Massachusetts Mutual Life Insurance 1295 State Street MIP M200-INST Springfield, MA 01111	18.3073%

			Empower Financial Services INC 8515 East Orchard Road Greenwood Village, CO 80111	10.1802%

			Hare & Co. 2 Attn STIF Operations P.O. Box 223910 Pittsburgh, PA 15251-2910	5.8139%

		Institutional	Hare & Co. 2 Attn STIF Operations P.O. Box 223910 Pittsburgh, PA 15251-2910	65.6685%

Date	Fund	Class	Name & Address	Percent Owned

			National Financial Services LLC For the Exclusive Benefit of our Customers Attn Mutual Funds Dept 499 Washington Boulevard, 4th Floor Jersey City, NJ 07310-1995	11.8367%

			Pershing LLC One Pershing Plaza Harborside III 6th Floor Jersey City, NJ 07399-0001	8.6814%

		Investor	Hare & Co. 2 Attn STIF Operations P.O. Box 223910 Pittsburgh, PA 15251-2910	56.9164%

			Pershing LLC Cash Management Services One Pershing Plaza Harborside III - 6th Floor Jersey City, NJ 07399-0001	42.5170%

		Participant	Pershing LLC Cash Management Services One Pershing Plaza Harborside III 6th Floor Jersey City, NJ 07399-0001	57.8380%

			Jefferies LLC 101 Hudson Street - 11th Floor Jersey City, NJ 07302-3885	34.2701%

July 2, 2025	BDIPGPMMF	Institutional	Hare & Co. Attn STIF Operations P.O. Box 223910 Pittsburgh, PA 15251-2910	100.0000%

Date	Fund	Class	Name & Address	Percent Owned

July 2, 2025	BDIPGMMF	Institutional	Hare & Co. Attn STIF Operations P.O. Box 223910 Pittsburgh, PA 15251-2910	53.8235%

			Bank of America Securities Inc. For the Sole Benefit of its Customers 100 North Tryon Street, 34th Floor Charlotte, NC 28255-0001	17.7227%

			GS Global Cash Services Omnibus Account FBO Goldman Sachs & Co LLC Customers 71 South Wacker Drive, Suite 500 Chicago, IL 60606-4673	16.2536%

		Hamilton	Hare & Co. Attn STIF Operations P.O. Box 223910 Pittsburgh, PA 15251-2910	95.7408%

August 1, 2025	BDIPTOF	Institutional	Bank of America Securities Inc. For the Sole Benefit of its Customers 100 N Tryon Street, Floor 34 Charlotte, NC 28255-0001	73.2258%

			Hare & Co. 2 Attn: STIF Operations P.O. Box 223910 Pittsburgh, PA 15251-2910	11.5828%

			Pershing LLC Cash Management Services One Pershing Plaza Harborside III, 6th Floor Jersey City, NJ 07399-0001	11.2186%

		Hamilton	Hare & Co. 2 Attn: STIF Operations P.O. Box 223910 Pittsburgh, PA 15251-2910	98.9058%

November 3, 2025	BNYMSTIF	Class A	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	77.0272%

		Class D	Barbara M. Baldwin Vero Beach, FL	7.7529%

Date	Fund	Class	Name & Address	Percent Owned

			National Financial Services LLC For the Exclusive Benefit of Our Customers 499 Washington Boulevard, 4th Floor Jersey City, NJ 07310-1995	6.5667%

		Class I	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	76.9113%

			LPL Financial 4707 Executive Drive San Diego, CA 92121-3091	17.9109%

		Class Y	BNY Mellon Corporation MBC Investments Corporation 301 Bellevue Parkway Wilmington, DE 19809-3705	100.0000%

January 2, 2026	BNYMNRF	Class A	National Financial Services LLC For the Exclusive Benefit of Our Customers 499 Washington Boulevard, 4th Floor Jersey City, NJ 07310-1995	37.3393%

			Morgan Stanley Smith Barney LLC For the Exclusive Benefit of Our Customers 1 New York Plaza - 12th Floor New York, NY 10004-1901	17.8263%

			UMB Bank NA FBO Fiduciary for Various Retirement Programs 1 SW Security Benefit Pl Topeka, KS 66636-1000	7.7790%

			Merrill Lynch, Pierce, Fenner & Smith FBO Customers Attn: Fund Administration 4800 Deer Lake Drive East-3rd Floor Jacksonville, FL 32246-6484	6.6559%

			Charles Schwab & Company, Inc. 211 Main Street San Francisco, CA 94105	5.3788%

		Class C	Morgan Stanley Smith Barney LLC For the Exclusive Benefit of Our Customers 1 New York Plaza - 12th Floor New York, NY 10004-1901	41.5503%

Date	Fund	Class	Name & Address	Percent Owned

			Merrill Lynch, Pierce, Fenner & Smith FBO Customers Attn: Fund Administration 4800 Deer Lake Drive East Floor 3 Jacksonville, FL 32246-6484	13.9586%

			Wells Fargo Clearing Services 2801 Market Street Saint Louis, MO 63103-2523	12.1454%

			American Enterprise Investment SVC/FBO 707 2nd Avenue South Minneapolis, MN 55402-2405	9.3500%

			National Financial Services LLC FBO Customers Attn: Mutual Funds Dept. 499 Washington Boulevard, 4th Floor Jersey City, NJ 07310-1995	6.6771%

			Raymond James Omnibus for Mutual Funds 880 Carillon Pkwy Saint Petersburg, FL 33716-1102	6.2251%

			Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	5.8340%

		Class I	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	32.8727%

			Morgan Stanley Smith Barney LLC For the Exclusive Benefit of Our Customers 1 New York Plaza, Floor 12 New York, NY 10004-1901	15.0061%

			National Financial Services LLC FBO Customers Attn: Mutual Funds Department 499 Washington Boulevard, 4th Floor Jersey City, NJ 07310-1995	7.2552%

			Charles Schwab & Company, Inc. 211 Main Street San Francisco, CA 94105	6.9232%

Date	Fund	Class	Name & Address	Percent Owned

			Merrill Lynch, Pierce, Fenner & Smith FBO Customers Attn: Fund Administration 4800 Deer Lake Drive East Floor 3 Jacksonville, FL 32246-6484	6.0263%

			LPL Financial 4707 Executive Drive San Diego, CA 92121-3091	5.1517%

		Class Y	Empower Trust FBO Empower Benefit Plans 8515 East Orchard Road 2T2 Greenwood Village, CO 80111	20.7885%

			National Financial Services 82 Devonshire Street Boston, MA 02109-3605	17.6274%

			DCGT as Ttee and/or Cust Attn: NPIO Trade Desk 711 High Street Des Moines, IA 50392-0001	15.4700%

			John Hancock Trust Company LLC 200 Berkeley Street Boston, MA 02116	7.7513%

			MSCS Financial Services LLC 717 17th Street Suite 1300 Denver, CO 80202	6.2654%

			VOYA Institutional Trust Company 1 Orange Way Windsor, CT 06095-4773	5.7174%

			Reliance Trust Company P.O. Box 78446 Atlanta, GA 30357-8446	5.6575%

July 2, 2025	BNYMSTMBF	Class A	American Enterprise Investment SVC/FBO 707 2nd Avenue South Minneapolis, MN 55402-2405	19.2185%

			Charles Schwab & Company Inc. 211 Main Street San Francisco, CA 94105	18.2574%

Date	Fund	Class	Name & Address	Percent Owned

			UBS WM USA 1000 Harbor Boulevard Weehawken, NJ 07086-6761	11.2567%

			Morgan Stanley Smith Barney LLC 1 New York Plaza, Floor 12 New York, NY 10004-1901	10.2333%

			Wells Fargo Clearing Services 2801 Market Street Saint Louis, MO 63103-2523	10.0514%

			Merrill Lynch, Pierce, Fenner & Smith For the Sole Benefit of its Customers Attn: Fund Administration 4800 Deer Lake Drive East, Floor 3 Jacksonville, FL 32246-6484	5.3663%

		Class D	National Financial Services LLC FBO Customers Attn: Mutual Funds Department 499 Washington Boulevard, 4th Floor Jersey City, NJ 07310-1995	7.1791%

			Charles Schwab & Company Inc. 211 Main Street San Francisco, CA 94105	5.0995%

		Class I	American Enterprise Investment SVC/FBO 707 2nd Avenue South Minneapolis, MN 55402-2405	21.3339%

			Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	20.3413%
			UBS WM USA 1000 Harbor Boulevard Weehawken, NJ 07086-6761	15.7249%

			Wells Fargo Clearing Services 2801 Market Street St. Louis, MO 63103-2523	11.5722%

			Charles Schwab & Company Inc. 211 Main Street San Francisco, CA 94105	11.5081%

Date	Fund	Class	Name & Address	Percent Owned

			National Financial Services LLC FBO Customers Attn: Mutual Funds Department 499 Washington Boulevard, 4th Floor Jersey City, NJ 07310-1995	10.3070%

		Class Y	BNY Mellon Corporation MBC Investments Corporation 301 Bellevue Parkway Wilmington, DE 19809	100.0000%

May 1, 2026	BDTOCM	Administrative	National Financial Services LLC FBO Customers Attn: Mutual Funds Department 499 Washington Boulevard, 4th Floor Jersey City, NJ 07310-1995	64.8353%

			Pershing LLC One Pershing Plaza Harborside III 6th Floor Jersey City, NJ 07399-0001	16.7162%

			Hare & Co. 2 Attn STIF Operations P.O. Box 223910 Pittsburgh, PA 15251-2910	13.7499%

		Institutional	Hare & Co. 2 Attn STIF Operations P.O. Box 223910 Pittsburgh, PA 15251-2910	79.2378%

		Investor	Hare & Co. 2 Attn STIF Operations P.O. Box 223910 Pittsburgh, PA 15251-2910	44.5875%

			Bank of Hawaii Cash Management Services P.O. Box 1930 Honolulu, HI 96805-1930	22.1529%

			Citibank NA 111 Wall Street 15th Floor New York, NY 10043-1000	14.0179%

			Pershing LLC One Pershing Plaza Harborside III 6th Floor Jersey City, NJ 07399-0001	13.5451%

Date	Fund	Class	Name & Address	Percent Owned

		Participant	Jefferies LLC Money Markets 101 Hudson Street – 11th Floor Jersey City, NJ 07302-3885	53.8489%

			Pershing LLC One Pershing Plaza Harborside III 6th Floor Jersey City, NJ 07399-0001	32.3583%

			Hare & Co. 2 Attn STIF Operations P.O. Box 223910 Pittsburgh, PA 15251-2910	6.5612%

		Service	Pershing LLC One Pershing Plaza Harborside III 6th Floor Jersey City, NJ 07399-0001	96.7487%

		Wealth	Pershing LLC Cash Management Services One Pershing Plaza Harborside III 6th Floor Jersey City, NJ 07399-0001	94.4284%

May 1, 2026	BDTSCM	Administrative	National Financial Services LLC FBO Customers Attn: Mutual Funds Department 499 Washington Boulevard, 4th Floor Jersey City, NJ 07310-1995	67.5671%

			Pershing LLC Cash Management Services One Pershing Plaza Harborside III 6th Floor Jersey City, NJ 07399-0001	20.1475%

			Hare & Co. 2 Attn STIF Operations P.O. Box 223910 Pittsburgh, PA 15251-2910	8.4716%

		Institutional	Hare & Co. 2 Attn STIF Operations P.O. Box 223910 Pittsburgh, PA 15251-2910	66.4155%

			Pershing LLC One Pershing Plaza Harborside III 6th Floor Jersey City, NJ 07399-0001	9.3442%

Date	Fund	Class	Name & Address	Percent Owned

		Investor	Hare & Co. 2 Attn STIF Operations P.O. Box 223910 Pittsburgh, PA 15251-2910	47.9660%

			Pershing LLC One Pershing Plaza Harborside III 6th Floor Jersey City, NJ 07399-0001	32.8443%

			Citibank NA 111 Wall Street 15th Floor New York, NY 10043-1000	11.0427%

		Participant	Pershing LLC Cash Management Services One Pershing Plaza Harborside III 6th Floor Jersey City, NJ 07399-0001	84.6714%

			BNY Mellon N.A. FBO Bank Custody Solution One Pershing Plaza Jersey City, NJ 07399-0001	6.5270%

		Service	Pershing LLC Cash Management Services One Pershing Plaza Harborside III 6th Floor Jersey City, NJ 07399-0001	77.5813%

			City National Bank Attn: Trust Ops/DDA Sweep 555 S Flower St Fl 11 Los Angeles, CA 90071-2300	11.7865%

			BNY Mellon N.A. FBO Bank Custody Solution One Pershing Plaza Jersey City, NJ 07399-0001	10.5773%

		Wealth	Charles Schwab & Company Inc. 211 Main Street San Francisco, CA 94105	12.6257%

			National Financial Services LLC For Exclusive Benefits of our Customers Attn Mutual Funds Dept 499 Washington Boulevard, 4th Floor Jersey City, NJ 07310-1995	23.9729%

Date	Fund	Class	Name & Address	Percent Owned

			Larry A. Wohl New York, NY	5.5568%

		Token-Enabled	Hare & Co. 2 Attn STIF Operations P.O. Box 223910 Pittsburgh, PA 15251-2910	99.9500%

April 1, 2026	BNYMLCSF		National Financial Services LLC FBO Customers Attn: Mutual Funds Department 499 Washington Boulevard, 4th Floor Jersey City, NJ 07310-1995	7.2464%

			Charles Schwab & Company, Inc. 211 Main Street San Francisco, CA 94105	7.1306%

September 2, 2025	BNYMSUSEF	Class A	National Financial Services LLC FBO Customers Attn: Mutual Funds Department 499 Washington Boulevard, 4th Floor Jersey City, NJ 07310-1995	10.0606%

			J.P. Morgan Securities LLC 4 Chase Metrotech Center Brooklyn, NY 11245	8.6176%

			Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	7.5830%

			Talcott Resolution Life Insurance Co. P.O. Box 5051 Hartford, CT 06102	5.9009%

			Merrill Lynch, Pierce, Fenner & Smith FBO Customers Attn: Fund Administration 4800 Deer Lake Drive East-3rd Floor Jacksonville, FL 32246-6484	5.8002%

		Class C	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	30.8803%

			Raymond James Omnibus for Mutual Funds 880 Carillon Parkway Saint Petersburg, FL 33716-1102	22.6567%

Date	Fund	Class	Name & Address	Percent Owned

			Wells Fargo Clearing Services 2801 Market Street St. Louis, MO 63103-2523	22.2166%

			American Enterprise Investment SVC/FBO 707 2nd Avenue South Minneapolis, MN 55402-2405	11.6952%

			National Financial Services LLC For the Exclusive Benefit of Our Customers 499 Washington Boulevard, 4th Floor Jersey City, NJ 07310-1995	5.2396%

		Class I	SEI Private Trust Attn: Mutual Fund Administrator One Freedom Valley Drive Oaks, PA 19456-9989	41.8866%

			Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	15.1830%

			National Financial Services LLC For the Exclusive Benefit of Our Customers 499 Washington Boulevard, 4th Floor Jersey City, NJ 07310-1995	14.4502%
			American Enterprise Investment SVC/FBO 707 2nd Avenue South Minneapolis, MN 55402-2405	7.5689%

			Charles Schwab & Company, Inc. 211 Main Street San Francisco, CA 94105	5.0133%

		Class Y	SEI Private Trust Attn: Mutual Fund Administrator One Freedom Valley Drive Oaks, PA 19456-9989	46.4405%

Date	Fund	Class	Name & Address	Percent Owned

			Matrix Trust Company 236 W 27th Street New York, NY 10001-5906	37.7682%

			VOYA Institutional Trust Company 1 Orange Way Windsor, CT 06095-4773	6.8498%

			BNY Mellon Corporation MBC Investments Corporation 103 Bellevue Parkway Wilmington, DE 19809-3705	6.2845%

		Class Z	Charles Schwab & Company, Inc. 211 Main Street San Francisco, CA 94105	7.3543%

			National Financial Services LLC For the Exclusive Benefit of Our Customers 499 Washington Boulevard, 4th Floor Jersey City, NJ 07310-1995	6.0165%

March 2, 2026	BDTALMMF		Hare & Co. 2 Attn: STIF Operations P.O. Box 223910 Pittsburgh, PA 15251-2910	100.0000%

* As of June 1, 2026, no SPARKSM Future or Independence Point shares were outstanding.

Certain shareholders of a fund may from time to time own or control a significant percentage of the fund's shares ("Large Shareholders"). Large Shareholders may include, for example, institutional investors, funds of funds, affiliates of BNYIA, and discretionary advisory clients whose buy-sell decisions are controlled by a single decision-maker, including separate accounts and/or funds managed by BNYIA or its affiliates. Large Shareholders may redeem all or a portion of their shares of a fund at any time or may be required to redeem all or a portion of their shares in order to comply with applicable regulatory restrictions (including, but not limited to, restrictions that apply to U.S. banking entities and their affiliates, such as BNYIA). Redemptions by Large Shareholders of their shares of a fund may force the fund to sell securities at an unfavorable time and/or under unfavorable conditions, or sell more liquid assets of the fund, in order to meet redemption requests. These sales may adversely affect a fund's NAV and may result in increasing the fund's liquidity risk, transaction costs and/or taxable distributions.

From time to time, BNY Investments managers, including BNYIA, may sponsor and/or manage a fund in which a BNY affiliate invests seed capital ("Seed Capital").  Such investments may raise potential conflicts of interest because a BNY affiliate, as an investor in the fund, may possess material information about the fund that may not be available to other fund investors.  This informational advantage could be perceived as enabling a BNY affiliate to invest or redeem Seed Capital in a manner that conflicts with the interests of other fund investors and/or benefits BNY or its affiliates.  In order to mitigate such conflicts, BNY has implemented a policy (the "Seed Capital Investment and Redemption Policy") that governs its affiliates' investment and redemption of Seed Capital in the funds.  The Seed Capital Investment and Redemption Policy includes specific parameters that govern the timing and extent of the investment and redemption of Seed Capital, which may be set according to one or more objective factors expressed in terms of timing, asset level, investment performance goals or other criteria approved by BNY.  In extraordinary circumstances and subject to certain conditions, BNY will have the authority to modify the application of the Seed Capital Investment and Redemption Policy to a particular investment of Seed Capital after the investment has been made.  The Seed Capital Investment and Redemption Policy does not apply (i) in cases where Seed Capital is invested in a fund that has no third party investors and (ii) to investments or redemptions that are required in order to comply with applicable regulatory restrictions (including, but not limited to, restrictions that apply to U.S. banking entities and their affiliates, such as BNYIA).

PART II

HOW TO BUY SHARES

See "Additional Information About How to Buy Shares" in Part III of this SAI for general information about the purchase of fund shares.

Cash Management Funds. Institutions purchasing shares of each fund have agreed to transmit copies of the fund's prospectuses and all relevant fund materials, including proxy materials, to each individual or entity for whose account the shares were purchased, to the extent required by law.

Investment Minimums

Cash Management Funds and Institutional Liquidity Funds. The minimum initial investment requirements apply to fund board members who elect to have all or a portion of their compensation for serving in that capacity automatically invested in the fund.

There is no minimum for subsequent purchases.

Funds other than the Cash Management Funds (except Wealth shares, Service shares, BOLD® Future shares and SPARKSM Future shares) and Institutional Liquidity Funds. The minimum initial investment for each fund is $1,000 for full-time or part-time employees of BNYIA or any of its affiliates, directors of BNYIA, board members of a fund advised by BNYIA, or the spouse, domestic partner or minor child of any of the foregoing. The minimum initial investment for each fund, except BNY Mellon Short Term Municipal Bond Fund (Class A), is $50 for full-time or part-time employees of BNYIA or any of its affiliates who elect to have a portion of their pay directly deposited into their fund accounts.

Shares of each fund are offered without regard to the minimum initial or subsequent investment requirements to investors purchasing fund shares through wrap fee accounts or other fee based programs.

Shares of each fund, except BNY Mellon Short Term Municipal Bond Fund (Class A), are offered without regard to the minimum initial investment requirements to fund board members who elect to have all or a portion of their compensation for serving in that capacity automatically invested in the fund.

Each fund, except BNY Mellon Short Term Municipal Bond Fund, reserves the right to offer fund shares without regard to minimum purchase requirements to government-sponsored programs or to employees participating in Retirement Plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to the fund.

The minimum initial investment amount for each of BNY Dreyfus Institutional Preferred Government Money Market Fund, BNY Dreyfus Institutional Preferred Government Plus Money Market Fund and BNY Dreyfus Institutional Preferred Treasury Securities Money Market Fund will be waived in connection with investments in the fund by other funds managed by BNYIA.

Institutional shares of BNY Dreyfus Institutional Preferred Government Plus Money Market Fund are offered only to funds in the BNY Mellon Family of Funds and BNY Mellon Funds Trust for the investment of their excess cash and may be purchased on behalf of clients of separately managed account programs or other similar programs (each, an "SMA Program") where BNYIA, Dreyfus or their affiliates has an agreement directly with the client to provide advisory and administrative and other similar services to the SMA Program for compensation.

Information Pertaining to Purchase Orders

Cash Management Funds (except Wealth shares, Service shares, BOLD® Future shares, Token-Enabled shares and SPARKSM Future shares), Institutional Liquidity Funds (not applicable to Institutional Direct accounts). Shares may be purchased by telephone or through compatible computer systems. All payments should be made in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks. To place an order by telephone or to determine whether their computer facilities are compatible with the fund, investors should call 1-800-373-9387 (inside the U.S.

only) or for Independence Point shares contact Independence Point Securities LLC at 212-468-5850 (inside the U.S. only.

TeleTransfer Privilege

Funds other than the Cash Management Funds (except Wealth shares, BOLD® Future shares, SPARKSM Future shares, and Independence Point shares) and Institutional Liquidity Funds. You may purchase shares of each fund by telephone or online if you have supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your fund account. Only a bank account maintained in a domestic financial institution which is an ACH member may be so designated.

Information Regarding the Offering of Share Classes

Funds other than the Cash Management Funds (except Wealth shares, Service shares, BOLD® Future shares, SPARKSM Future shares, and Independence Point shares) and Institutional Liquidity Funds. The share classes of each fund with more than one class are offered as described in the relevant fund's prospectus(es) and as described below. Service Agents purchasing fund shares on behalf of their clients determine the share classes available for their clients. Accordingly, the availability of shares of a particular class will depend on the policies, procedures and trading platforms of your Service Agent. To be eligible for the share classes, sales charge reductions or waivers, and/or shareholder services, as applicable, described in the prospectus or this SAI, you may need to open a fund account directly with the fund. Please consult your Service Agent.

Wealth shares, Service shares, BOLD® Future shares of the Cash Management Funds, SPARKSM Future shares, and Independence Point shares. Wealth shares are available to investors who purchase fund shares directly from the fund for accounts maintained with the fund or through a third party, such as a bank, broker-dealer or financial adviser, or through a Retirement Plan. Shares of another class of the fund may be converted into Wealth shares of the fund, provided you meet the eligibility requirements for investing in Wealth shares. Service shares, BOLD® Future shares and SPARKSM Future shares are available to investors who purchase fund shares through a third party (with respect to SPARKSM Future shares, a third party that invests in the fund through a transparent or fully disclosed account), such as a bank, broker-dealer or financial adviser, or through a Retirement Plan. Independence Point shares are offered only to clients of Independence Point Securities LLC and its affiliates (collectively, "Independence Point Securities Clients"). Independence Point Securities Clients may purchase Independence Point shares through certain financial intermediaries approved by the fund or through Independence Point Securities LLC or its affiliates.

Token-Enabled shares of BNY Dreyfus Treasury Securities Cash Management. Investors are required to purchase Token-Enabled shares through The Bank of New York Mellon, an affiliate of BNYIA, on The Bank of New York Mellon's platform. The Bank of New York Mellon will maintain the share ownership records of its clients using its traditional books and records methods, and also will mirror such share ownership via a blockchain system. A "blockchain" is a type of digital database or ledger that facilitates the process of recording transactions and tracking assets in a business network. Unlike the currently implemented traditional books and records maintained by fund transfer agents, including the funds' transfer agent, a blockchain is a system that allows for the sharing of information across its network. Assets are represented on the blockchain through "tokens," which are a digital representation of an asset and are built into the blockchain.

Former Class B Shares of Certain Funds. On March 13, 2012, outstanding Class B shares of BNY Mellon Natural Resources Fund and BNY Mellon Sustainable U.S. Equity Fund converted to Class A shares.

On March 13, 2012, outstanding Class B shares of BNY Mellon Short Term Municipal Bond Fund (formerly, BNY Mellon Short-Intermediate Municipal Bond Fund) and BNY Mellon Short Term Income Fund converted to Class D shares.

Class C Shares of Multi-Class Funds. Class C shares purchased directly from the fund or through a financial intermediary, except as otherwise disclosed in the fund's prospectus, automatically convert to Class A shares in the month of or month following the eight-year anniversary date of the purchase of the Class C shares, based on the relative net asset value of each such class without the imposition of any sales charge, fee or other charge.

Class I Shares of Certain Funds. Class I shares of BNY Mellon Natural Resources Fund are offered to certain other funds in the BNY Mellon Family of Funds.

Holders of Class I shares of BNY Mellon Sustainable U.S. Equity Fund who have held their shares since June 5, 2003 may purchase directly from the fund, for accounts maintained with the fund, Class I shares of the fund whether or not they would otherwise be eligible to do so.

U.S.-based employees of BNY, board members of BNYIA and board members of funds in the BNY Mellon Family of Funds, and the spouse, domestic partner or minor child of any of the foregoing, may purchase Class I shares of a fund directly through the Retail Services Division of the Distributor, provided they consent to receive electronically all relevant fund documents, including account statements, confirmations, tax forms, prospectuses, SAIs, supplements, proxy statements and shareholder reports, and make an initial investment in the fund of at least $1,000.  Consent to receive electronic delivery may be revoked at any time.  Upon such revocation, any Class I shares of a fund held by such investor may be converted to Class A shares of the fund.  In addition, the funds reserve the right to convert Class I shares held by a board member or employee of BNY into Class A shares after the board member or employee ceases to serve in that capacity.

Old Class T Shares of Certain Funds. Prior to February 4, 2009, BNY Mellon Natural Resources Fund and BNY Mellon Sustainable U.S. Equity Fund offered Old Class T shares.

Class Z Shares of Certain Funds. Holders of Class Z shares of BNY Mellon Sustainable U.S. Equity Fund who have maintained their fund accounts since August 30, 1999 may purchase directly from the fund, for accounts maintained with the fund, Class Z shares of the fund. Class Z shares of BNY Mellon Sustainable U.S. Equity Fund generally are not available for new accounts.

Class A

General information about the public offering price of Class A shares of the Multi-Class Funds can be found in Part III of this SAI under "Additional Information About How to Buy Shares—Class A." The public offering price for Class A shares of each of BNY Mellon Short Term Municipal Bond Fund and BNY Mellon Short Term Income Fund is the net asset value per share of that class, plus a sales load as shown below:

BNY Mellon Short Term Municipal Bond Fund And BNY Mellon Short Term Income Fund Total Sales Load*—Class A Shares
Amount of Transaction	As a % of offering price per share	As a % of net asset value per share	Dealers' reallowance as a % of offering price per share
Less than $100,000	2.50	2.56	2.25
$100,000 to less than $250,000	1.50	1.52	1.25
$250,000 or more	-0-	-0-	up to 1.00

_________________________________

* Due to rounding, the actual sales load you pay may be more or less than that calculated using these percentages.

Class A shares of BNY Mellon Short Term Municipal Bond Fund or BNY Mellon Short Term Income Fund purchased without an initial sales load as part of an investment of $250,000 or more may be assessed at the time of redemption a 1.00% CDSC if redeemed within one year of the date of purchase. The Distributor may pay Service Agents an up-front commission of up to 1.00% of the net asset value of Class A shares of BNY Mellon Short Term Municipal Bond Fund or BNY Mellon Short Term Income Fund purchased by their clients as part of a $250,000 or more investment in Class A shares that are subject to a CDSC. If the Service Agent waives receipt of such commission, the CDSC applicable to such Class A shares will not be assessed at the time of redemption.

Rights of Accumulation

BNY Mellon Short Term Municipal Bond Fund and BNY Mellon Short Term Income Fund. Reduced sales loads apply to any purchase of Class A shares of the fund by you and any related Purchaser where the aggregate investment including such purchase is $100,000 or more. If, for example, you previously purchased and still hold Eligible Shares, or combination thereof, with an aggregate current value of $90,000 and subsequently purchase Class A shares of the fund having a current value of $20,000, the sales load applicable to the subsequent purchase would be reduced to 1.50% of the offering price. All present holdings of Eligible Shares may be combined to determine the current offering price of the aggregate investment in ascertaining the sales load applicable to each subsequent purchase.

HOW TO REDEEM SHARES

See "Additional Information About How to Redeem Shares" in Part III of this SAI for general information about the redemption of fund shares.

Fund	Services*

BNY Dreyfus Government Cash Management**
BNY Dreyfus Government Securities Cash Management
BNY Dreyfus Treasury Obligations Cash Management**
BNY Dreyfus Treasury and Agency Liquidity Money Market Fund
BNY Dreyfus Treasury Securities Cash Management**
BNY Dreyfus Stablecoin Reserves Fund
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund
BNY Dreyfus Institutional Preferred Treasury Securities Money Market Fund
BNY Dreyfus Institutional Preferred Government Money Market Fund
BNY Dreyfus Institutional Preferred Treasury Obligations Fund

Redemption through Compatible Computer Systems By Wire

BNY Mellon Natural Resources Fund	TeleTransfer Privilege Redemption through an Authorized Entity Reinvestment Privilege Wire Redemption Privilege
BNY Mellon Short Term Municipal Bond Fund BNY Mellon Short Term Income Fund	Checkwriting Privilege (Class A and D only) TeleTransfer Privilege Redemption through an Authorized Entity Reinvestment Privilege Wire Redemption Privilege
BNY Mellon Large Cap Securities Fund, Inc.	TeleTransfer Privilege Redemption through an Authorized Entity Wire Redemption Privilege
BNY Mellon Sustainable U.S. Equity Fund	TeleTransfer Privilege Reinvestment Privilege Redemption through an Authorized Entity Redemption through Compatible Computer Systems Wire Redemption Privilege

BNY Dreyfus Government Cash Management*** BNY Dreyfus Treasury Obligations Cash Management*** BNY Dreyfus Treasury Securities Cash Management***

Checkwriting Privilege
TeleTransfer Privilege (Wealth shares and BOLD® shares only)
Redemption through an Authorized Entity
Wire Redemption Privilege (Wealth shares only)

Redemption through Compatible Computer Systems (Wealth shares only)

* Institutional Direct accounts are not eligible for online services.
** Not including Wealth shares, Service shares, BOLD® Future shares, Token-Enabled shares, SPARKSM Future shares, or Independence Point shares, as applicable.

*** Wealth shares, Service shares and BOLD® Future shares only, as applicable.

Funds other than the Cash Management Funds (except Wealth shares, Service shares, BOLD® Future and SPARKSM Future shares) and Institutional Liquidity Funds. Each fund ordinarily will make payment for shares redeemed within one or two business days, depending on the payment method selected, after receipt by the Transfer Agent or other authorized entity of a redemption request in proper form.

Cash Management Funds (except Wealth shares, Service shares, BOLD® Future shares and SPARKSM Future shares) and Institutional Liquidity Funds. Each fund ordinarily will make payment for shares redeemed on the same or next business day after receipt by BNY Institutional Services or other authorized entity of a redemption request in proper form.

Wire Redemption Privilege and Wires Initiated by Telephone

By calling to redeem by wire, the investor authorizes the fund and the Transfer Agent to act on telephone redemption instructions from any person representing himself or herself to be an authorized representative of the investor, and reasonably believed by the fund or the Transfer Agent to be genuine. Redemption proceeds will be transferred by Federal Reserve wire only to a bank that is a member of the Federal Reserve System.

The fund reserves the right to refuse any request made by telephone and may limit the amount involved or the number of telephone redemptions. This privilege may be modified or terminated at any time by the Transfer Agent or the fund. Shares for which certificates have been issued may not be redeemed by telephone.

SHAREHOLDER SERVICES

The following shareholder services apply to the funds. See "Additional Information About Shareholder Services" in Part III of this SAI for more information.

Fund	Services*
BNY Mellon Natural Resources Fund BNY Mellon Short Term Income Fund BNY Mellon Sustainable U.S. Equity Fund

Fund Exchanges[1]
Auto-Exchange Privilege
Automatic Asset Builder
Government Direct Deposit Privilege
Payroll Savings Plan
Dividend Options
Automatic Withdrawal Plan
Letter of Intent
Corporate Pension/Profit-Sharing and Retirement Plans

BNY Dreyfus Government Cash Management**
BNY Dreyfus Government Securities Cash Management
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund
BNY Dreyfus Institutional Preferred Treasury Securities Money Market Fund
BNY Dreyfus Treasury Obligations Cash Management**
BNY Dreyfus Treasury Securities Cash Management**

Fund Exchanges Auto-Exchange Privilege

BNY Mellon Large Cap Securities Fund, Inc.

Fund Exchanges
Auto-Exchange Privilege
Automatic Asset Builder
Government Direct Deposit Privilege
Payroll Savings Plan
Dividend Options
Automatic Withdrawal Plan
Corporate Pension/Profit-Sharing and Retirement Plans

BNY Dreyfus Institutional Preferred Government Money Market Fund BNY Dreyfus Institutional Preferred Treasury Obligations Fund	Fund Exchanges Auto-Exchange Privilege Automatic Asset Builder Government Direct Deposit Privilege Payroll Savings Plan Automatic Withdrawal Plan

BNY Mellon Short Term Municipal Bond Fund	Fund Exchanges[1] Auto-Exchange Privilege Automatic Asset Builder Government Direct Deposit Privilege Payroll Savings Plan Dividend Options Automatic Withdrawal Plan Letter of Intent

BNY Dreyfus Treasury and Agency Liquidity Money Market Fund	Fund Exchanges
BNY Dreyfus Government Cash Management*** BNY Dreyfus Treasury Obligations Cash Management*** BNY Dreyfus Treasury Securities Cash Management***	Fund Exchanges Auto-Exchange Privilege Automatic Asset Builder Government Direct Deposit Privilege Payroll Savings Plan

Fund	Services*

Dividend Options Automatic Withdrawal Plan Corporate Pension/Profit-Sharing and Retirement Plans

______________________

* Class Y shares (offered by certain funds) only have the Fund Exchanges shareholder service, as described in Part III of this SAI. Institutional Direct accounts are not eligible for online services.

** Not including Wealth shares, Service shares, BOLD® shares, BOLD® Future shares, Token-Enabled shares or Independence Point shares, as applicable. SPARKSM shares and SPARKSM Future shares may be exchanged for certain classes of shares of certain other funds, but shares of other funds may not be exchanged for SPARKSM shares or SPARKSM Future shares. Auto-Exchange Privilege is not offered for SPARKSM shares or SPARKSM Future shares. See below for services offered to holders of Wealth shares, Service shares and BOLD® Future shares.

*** Wealth shares, Service shares and BOLD® Future shares only. BOLD® Future shares may be exchanged for shares of certain classes of shares of certain other funds, but shares of other funds may not be exchanged for BOLD® Future shares. See below for services offered to holders of Wealth shares and Service shares.

1 For BNY Mellon Short Term Income Fund and BNY Mellon Short Term Municipal Bond Fund, Class D shares may be exchanged for shares of any class of another fund in the BNY Mellon Family of Funds open to direct investment by individuals.

RULE 12b-1 PLANS AND NON-RULE 12b-1 SERVICES PLANS

The following Plans apply to the funds. See "Administrative Services Plans" below and "Additional Information About Rule 12b-1 Plans and Non-Rule 12b-1 Services Plans" in Part III of this SAI for more information about the Plans.

Fund	Class(es)*	Plan (12b-1 or servicing)**	Key Features***

BNY Dreyfus Government Cash Management BNY Dreyfus Government Securities Cash Management BNY Dreyfus Treasury Obligations Cash Management BNY Dreyfus Treasury Securities Cash Management	Administrative	Shareholder Services Plan (servicing)

The fund pays the Distributor 0.10% with respect to Administrative shares for the provision of certain services to the holders of Administrative shares. Services may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. Pursuant to the Plan, the Distributor may make payments to certain Service Agents in respect of these services.

BNY Dreyfus Government Cash Management
BNY Dreyfus Government Securities Cash Management (Investor and Participant shares only)
BNY Dreyfus Treasury Obligations Cash Management
BNY Dreyfus Treasury Securities Cash Management

	Investor Participant Wealth Service BOLD® Future	Shareholder Services Plan (servicing)

The fund pays the Distributor 0.25% with respect to Investor shares, Participant shares, Wealth shares, Service shares, and BOLD® Future shares, as applicable, for the provision of certain services to the holders of Investor shares, Participant shares, Wealth shares, Service shares, and BOLD® Future shares. Services may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. Pursuant to the Plan, the Distributor may make payments to certain Service Agents in respect of these services.

Fund	Class(es)*	Plan (12b-1 or servicing)**	Key Features***

BNY Dreyfus Government Cash Management (Participant, Service and BOLD® Future shares, and SPARKSM Future shares only)
BNY Dreyfus Government Securities Cash Management (Participant shares only)
BNY Dreyfus Treasury Obligations Cash Management (Participant and Service shares only)
BNY Dreyfus Treasury Securities Cash Management (Participant and Service shares only)

	Investor Participant Service BOLD® Future SPARKSM Future	Administrative Services Plan (servicing)

The fund pays the Distributor 0.10% with respect to Investor shares, 0.15% with respect to Participant shares, 0.55% with respect to Service shares, 0.05% with respect to BOLD® Future shares, and 0.12% with respect to SPARKSM Future shares, as applicable, for the provision of certain types of recordkeeping and other related services to the holders of Investor shares, Participant shares, Service shares, BOLD® Future shares, and SPARKSM Future shares. Pursuant to the Plan, the Distributor may make payments to certain Service Agents in respect of these services.

BNY Dreyfus Government Cash Management BNY Dreyfus Government Securities Cash Management BNY Dreyfus Treasury Obligations Cash Management BNY Dreyfus Treasury Securities Cash Management	Institutional	Shareholder Services Plan (servicing)

The fund reimburses the Distributor an amount not to exceed 0.25% with respect to Institutional shares, for certain allocated expenses of providing personal services to the holders of Institutional shares and/or maintaining shareholder accounts; these services may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts.

Fund	Class(es)*	Plan (12b-1 or servicing)**	Key Features***
BNY Mellon Natural Resources Fund BNY Mellon Sustainable U.S. Equity Fund	Class C	Distribution Plan (12b-1)

The fund pays the Distributor 0.75% with respect to Class C shares for distributing Class C shares. The Distributor may pay one or more Service Agents in respect of distribution-related services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made.

BNY Mellon Natural Resources Fund (Class A and C only)
BNY Mellon Short Term Municipal Bond Fund (Class A only)
BNY Mellon Short Term Income Fund (Class A only)
BNY Mellon Sustainable U.S. Equity Fund (Class A and C only)

	Class A Class C	Shareholder Services Plan (servicing)

The fund pays the Distributor 0.25% with respect to Class A and Class C shares for the provision of certain services to the holders of Class A and Class C shares. Services may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. Pursuant to the Plan, the Distributor may make payments to certain Service Agents in respect of these services.

BNY Mellon Sustainable U.S. Equity Fund	Class Z	Shareholder Services Plan (servicing)

The fund reimburses the Distributor an amount not to exceed 0.25% with respect to Class Z shares for certain allocated expenses of providing personal services to the holders of Class Z shares and/or maintaining shareholder accounts; these services may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts.

Fund	Class(es)*	Plan (12b-1 or servicing)**	Key Features***
BNY Mellon Short Term Income Fund	Class D	Shareholder Services Plan (servicing)

The fund pays the Distributor 0.20% with respect to Class D shares for the provision of certain services to the holders of Class D shares. Services may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to certain Service Agents in respect of these services.

BNY Mellon Short Term Municipal Bond Fund	Class D	Service Plan (12b-1)

The fund pays the Distributor 0.10% with respect to Class D shares for distributing Class D shares, servicing shareholder accounts and advertising and marketing. The Distributor may pay one or more Service Agents in respect of Class D shares owned by holders with whom the Service Agent has a servicing relationship or for whom the Service Agent is the dealer or holder of record and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. Pursuant to the Plan, Class D shares bear (i) the costs of preparing, printing and distributing prospectuses and SAIs used other than for regulatory purposes or distribution to existing holders, and (ii) the costs associated with implementing and operating the Plan (such as costs of printing and mailing service agreements), the aggregate of such amounts not to exceed in any fiscal year of the fund the greater of $100,000 or 0.005%.

Fund	Class(es)*	Plan (12b-1 or servicing)**	Key Features***

BNY Dreyfus Institutional Preferred Treasury Securities Money Market Fund	Hamilton	Administrative Services Plan (servicing)

The fund pays the Distributor 0.05% with respect to Hamilton shares for the provision of certain types of recordkeeping and other related services to the holders of Hamilton shares. Pursuant to the plan, the Distributor may make payments to certain Service Agents in respect of these services.

BNY Dreyfus Institutional Preferred Government Money Market Fund BNY Dreyfus Institutional Preferred Treasury Obligations Fund	Hamilton	Shareholder Services Plan (servicing)

The fund pays the Distributor 0.05% with respect to Hamilton shares for the provision of certain services to the holders of Hamilton shares. Services may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. Pursuant to the Plan, the Distributor may make payments to certain Service Agents in respect of these services.

* As applicable to the funds listed (not all funds have all classes shown).

** The parenthetical indicates whether the Plan is pursuant to Rule 12b-1 under the 1940 Act or is a type of servicing plan not adopted pursuant to Rule 12b-1.

*** Amounts expressed as an annual rate as a percentage of the value of the average daily net assets attributable to the indicated class of fund shares or the fund, as applicable.

ADMINISTRATIVE SERVICES PLANS

Administrative Services Plans. BNY Dreyfus Government Cash Management, BNY Dreyfus Government Securities Cash Management, BNY Dreyfus Treasury Obligations Cash Management, BNY Dreyfus Treasury Securities Cash Management and BNY Dreyfus Institutional Preferred Treasury Securities Money Market Fund. The funds have adopted an Administrative Services Plan pursuant to which the funds pay the Distributor for the provision of certain recordkeeping and other related services (which are not services for which a "service fee" as defined under the Conduct Rules of FINRA is intended to compensate). Depending on the class of fund shares, these services may include: providing beneficial owners with statements showing their position in the fund; mailing periodic reports, prospectuses and other fund communications to beneficial owners; withholding taxes on non-resident alien accounts; disbursing income dividends and capital gain distributions; reinvesting dividends and distributions; preparing and delivering to beneficial owners, and state and federal authorities, including the IRS and the SEC, such information respecting dividends and distributions paid by the fund as may be required by law, rule or regulation; withholding on dividends and distributions as may be required by state or Federal authorities from time to time; receiving, tabulating, and transmitting proxies executed by beneficial owners; providing sweep functionality services (i.e., systematic allocation); technical support; maintaining fund data on platform; processing (i.e., aggregating) purchase and redemption transactions; trade reconciliation; manual transaction processing; transmitting wires; client onboarding; anti-money laundering and related regulatory oversight; fund statistical reporting; blue sky support; and providing such other related services, including such other recordkeeping and sub-accounting services, as the fund may reasonably request. The Distributor is permitted to pay certain Service Agents in respect of these services and determines the amounts to be paid to Service Agents and the basis on which such payments are made. Payments to a Service Agent are subject to compliance by the Service Agent with the terms of any agreement between the Service Agent and the Distributor related to the provision of such services by the Service Agent to its clients who are beneficial owners of shares of the fund subject to the Administrative Services Plan.

BNY Dreyfus Government Cash Management, BNY Dreyfus Government Securities Cash Management, BNY Dreyfus Treasury Obligations Cash Management and BNY Dreyfus Treasury Securities Cash Management have each adopted an Administrative Services Plan with respect to Participant shares, pursuant to which the fund pays the Distributor a fee at the annual rate of 0.15% of the value of the average daily net assets attributable to the fund's Participant shares for the provision of certain types of recordkeeping and other related services. These services include for Participant shares, at a minimum: client onboarding; anti-money laundering and related regulatory oversight; manual transaction processing; disbursing income dividends and capital gain distributions; transmitting wires; fund statistical reporting; and blue sky support.

BNY Dreyfus Government Cash Management, BNY Dreyfus Treasury Obligations Cash Management and BNY Dreyfus Treasury Securities Cash Management have each adopted an Administrative Services Plan with respect to Service shares, pursuant to which the fund pays the Distributor a fee at the annual rate of 0.55% of the value of the average daily net assets attributable to the fund's Service shares for the provision of certain types of recordkeeping and other related services. These services include for Service shares, at a minimum: providing beneficial owners with statements showing their position in the fund; mailing periodic reports, prospectuses and other fund communications to beneficial owners; client onboarding; anti-money laundering and related regulatory oversight; manual transaction processing; disbursing income dividends and capital gain distributions; transmitting wires; processing (i.e., aggregating) purchase and redemption transactions; preparing and delivering to beneficial owners, and state and federal authorities, including the IRS and the SEC, such information respecting dividends and distributions paid by the fund as may be required by law, rule or regulation; withholding on dividends and distributions as may be required by state or Federal authorities from time to time; receiving, tabulating, and transmitting proxies executed by beneficial owners; fund statistical reporting; trade reconciliation; maintaining fund data on platform; and blue sky support.

BNY Dreyfus Government Cash Management has adopted an Administrative Services Plan with respect to BOLD® Future shares, pursuant to which the fund pays the Distributor a fee at the annual rate of 0.05% of the value of the average daily net assets attributable to the fund's BOLD® Future shares for the provision of certain types of recordkeeping and other related services. These services include for BOLD® Future shares, at a minimum: client onboarding and transmitting wires.

BNY Dreyfus Government Cash Management has adopted an Administrative Services Plan with respect to SPARKSM Future shares, pursuant to which the fund pays the Distributor a fee at the annual rate of 0.12% of the value of the average daily net assets attributable to the fund's SPARKSM Future shares for the provision of certain types of recordkeeping and other related services. These services include for SPARKSM Future shares, at a minimum: providing certain fund statistical information such as shareholder concentration and any foreign accounts; maintaining fund data on platforms; and technical support.

BNY Dreyfus Institutional Preferred Treasury Securities Money Market Fund has adopted an Administrative Services Plan with respect to Hamilton shares, pursuant to which the fund pays the Distributor a fee at the annual rate of 0.05% of the daily net assets attributable to the respective fund's Hamilton shares for the provision of certain types of recordkeeping and other related services. These services include for Hamilton shares, at a minimum: client onboarding; anti-money laundering and related regulatory oversight; manual transaction processing; and fund statistical reporting.

A written quarterly report of the amounts expended under the Administrative Services Plan, and the purposes for which such expenditures were incurred, must be made to the fund's board for its review. In addition, the plan provides that material amendments must be approved by the board and by a majority of the board members who are Independent Board Members of the fund and have no direct or indirect financial interest in the operation of the plan or in any agreements entered into in connection with the plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Administrative Services Plan is subject to annual approval by such vote of the board members cast in person at a meeting called for the purpose of voting on the plan. As to each class of shares, the Administrative Services Plan is terminable at any time by vote of a majority of the board members who are Independent Board Members of the fund and have no direct or indirect financial interest in the operation of the plan or in any agreements entered into in connection with the plan.

INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

The following charts, which supplement and should be read together with the information in the prospectus, indicate some of the specific investments and investment techniques applicable to your fund. Additional policies and restrictions are described in the prospectus and below in the next section (see "Investment Restrictions"). See "Additional Information About Investments, Investment Techniques and Risks" in Part III of this SAI for more information, including important risk disclosure, about the investments and investment techniques applicable to your fund.

Funds other than Money Market Funds

Fund	Equity Securities[1]	IPOs	U.S. Government Securities[2]	Corporate Debt Securities	High Yield and Lower-Rated Securities[3]	Zero Coupon, Pay-in-Kind and Step-Up Securities	Inflation-Indexed Securities (other than TIPS)
BNY Mellon Natural Resources Fund	✓	✓	✓
BNY Mellon Short Term Municipal Bond Fund			✓		✓ (municipal securities only)	✓ (municipal securities only)
BNY Mellon Short Term Income Fund	✓		✓	✓	✓	✓	✓
BNY Mellon Large Cap Securities Fund, Inc.	✓	✓	✓	✓
BNY Mellon Sustainable U.S. Equity Fund	✓	✓	✓

1 Except as otherwise noted, (1) includes common and preferred stock, convertible securities and warrants and (2) each fund is limited to investing 5% of its net assets in warrants, except that this limitation does not apply to warrants purchased by a fund that are sold in units with, or attached to, other securities. BNY Mellon Large Cap Securities Fund, Inc. and BNY Mellon Short Term Income Fund are not subject to (2).

 For BNY Mellon Large Cap Securities Fund, Inc., includes common stock and convertible securities.

2 See "Money Market Instruments" below.

3 BNY Mellon Short Term Municipal Bond Fund may invest up to 20% of its net assets in municipal securities rated, at the time of purchase, below investment grade and as low as Caa by Moody's or CCC by S&P or Fitch or the unrated equivalent as determined by the Sub-Adviser. BNY Mellon Short Term Income Fund may invest up to 35% of its net assets in fixed income securities rated below investment grade and as low as Caa by Moody's or CCC by S&P or Fitch or the unrated equivalent as determined by the Sub-Adviser.

Fund	Variable and Floating Rate Securities	Loans	Mortgage-Related Securities	Asset- Backed Securities	Collateralized Debt Obligations
BNY Mellon Natural Resources Fund
BNY Mellon Short Term Municipal Bond Fund	✓	✓ (municipal securities only)
BNY Mellon Short Term Income Fund	✓	✓ (up to 20% of net assets)	✓	✓	✓[4]
BNY Mellon Large Cap Securities Fund, Inc.
BNY Mellon Sustainable U.S. Equity Fund

4 BNY Mellon Short Term Income Fund will not invest in CLO equity tranches.

Fund	Municipal Securities[5]	Funding Agreements	REITs	Money Market Instruments[6]	Foreign Securities[7]	Emerging Markets	Depositary Receipts	Sovereign Debt Obligations and Brady Bonds
BNY Mellon Natural Resources Fund			✓	✓	✓ (up to 45% of assets)	✓	✓
BNY Mellon Short Term Municipal Bond Fund	✓			✓
BNY Mellon Short Term Income Fund	✓		✓	✓	✓	✓		✓
BNY Mellon Large Cap Securities Fund, Inc.			✓	✓	✓ (up to 20% of assets)	✓	✓
BNY Mellon Sustainable U.S. Equity Fund			✓	✓	✓ (up to 20% of assets)	✓ (up to 10% of assets)	✓

5 BNY Mellon Short Term Income Fund currently intends to invest no more than 25% of its net assets in municipal securities; however, this percentage may be varied from time to time without shareholder approval.

6 Includes short-term U.S. Government securities, bank obligations, repurchase agreements and commercial paper. Except for BNY Mellon Short Term Municipal Bond Fund, generally (1) when the Adviser determines that adverse market conditions exist, a fund may adopt a temporary defensive position and invest up to 100% of its assets in money market instruments, and (2) a fund also may purchase money market instruments when it has cash reserves or in anticipation of taking a market position. In addition, BNY Mellon Short Term Income Fund may invest in money market instruments as part of its investment strategy.

 For BNY Mellon Short Term Municipal Bond Fund, from time to time, on a temporary basis other than for temporary defensive purposes (but not to exceed 20% of the value of the fund's net assets) or for temporary defensive purposes, the fund may invest in taxable short-term investments ("Taxable Investments") consisting of: notes of issuers having, at the time of purchase, a quality rating within the two highest grades of a Rating Agency; obligations of the U.S. Government or its agencies or instrumentalities; commercial paper rated not lower than P-1 by Moody's, A-1 by S&P or F-1 by Fitch; certificates of deposit of U.S. domestic banks, including foreign branches of domestic banks, with assets of $1 billion or more; time deposits; bankers' acceptances and other short-term bank obligations and repurchase agreements in respect of any of the foregoing. Under normal market conditions, the fund anticipates that not more than 5% of the value of its total assets will be invested in any one category of Taxable Investments.

7 BNY Mellon Short Term Income Fund may invest up to 30% of its total assets in fixed-income securities of foreign issuers, including those of issuers in emerging markets.

Fund	Eurodollar and Yankee Dollar Investments	Investment Companies	ETFs	Exchange-Traded Notes	MLPs	Futures Transactions	Options Transactions[8]
BNY Mellon Natural Resources Fund		✓	✓		✓	✓[9]	✓
BNY Mellon Short Term Municipal Bond Fund		✓				✓	✓
BNY Mellon Short Term Income Fund	✓	✓	✓			✓	✓
BNY Mellon Large Cap Securities Fund, Inc.		✓	✓		✓	✓	✓
BNY Mellon Sustainable U.S. Equity Fund		✓	✓[10]	✓	✓	✓	✓

8 BNY Mellon Short Term Municipal Bond Fund (1) is limited to investing 5% of its assets, represented by the premium paid, in the purchase of call and put options and (2) may write (i.e., sell) covered call and put option contracts to the extent of 10% of the value of its net assets at the time such option contracts are written.

BNY Mellon Natural Resources Fund also may purchase and sell options in respect of specific commodities (or baskets of specific commodities) or commodity indices. An option on a commodity index is similar to an option in respect of specific commodities, except that settlement does not occur by delivery of the commodities comprising the index. Instead, the option holder receives an amount of cash if the closing level of the index upon which the option is based is greater than in the case of a call, or less than in the case of a put, the exercise price of the option. Thus, the effectiveness of purchasing or writing index options will depend upon price movements in the level of the index rather than the price of a particular commodity. The fund also may purchase cash-settled options on commodity index swaps in pursuit of its investment objective. Index swaps involve the exchange by the fund with another party of cash flows based upon the performance of an index or a portion of an index of securities, which usually includes dividends, or commodities. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date.

9 BNY Mellon Natural Resources Fund may invest in commodity futures contracts and options thereon. A commodity futures contract is an agreement between two parties, in which one party agrees to buy a commodity, such as an energy, agricultural or metal commodity, from the other party at a later date at a price and quantity agreed-upon when the contract is made. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the fund's investments to greater volatility than investments in traditional securities. BNY Mellon Natural Resources Fund currently intends to limit the amount of its assets invested in commodity futures and options thereon to no more than 10% of its assets, represented by the liquidation value of the contract.

10 BNY Mellon Sustainable U.S. Equity Fund may invest in ETFs and certain types of derivatives. The Sub-Adviser does not perform an ESG quality review with respect to issuers of ETFs. To the extent the fund invests in derivatives, the Sub-Adviser does not perform an ESG quality review with respect to the issuers of derivatives or the underlying issuers comprising an index referenced by a derivative; however, the fund does not intend to use derivatives to gain exposure to individual issuers of securities that it would otherwise not invest in directly.

Fund	Swap Transactions	Credit Linked Securities	Credit Derivatives	Structured Securities and Hybrid Instruments[11]	Participation Notes	Custodial Receipts
BNY Mellon Natural Resources Fund	✓[12]			✓[13]
BNY Mellon Short Term Municipal Bond Fund	✓	✓	✓			✓ (municipal securities only)
BNY Mellon Short Term Income Fund	✓	✓	✓	✓		✓ (municipal securities only)
BNY Mellon Large Cap Securities Fund, Inc.
BNY Mellon Sustainable U.S. Equity Fund

11 For BNY Mellon Short Term Income Fund, structured notes only.

12 To a limited extent, the fund may gain exposure to the commodity markets by investing in commodity swap agreements, including swap agreements on commodity indexes and specific commodities. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, the fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, the fund may pay an adjustable or floating fee. With a "floating" rate, the fee may be pegged to a base rate, such as SOFR, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, the fund may be required to pay a higher fee at each swap reset date.

13 The fund also may invest in structured securities or hybrid instruments whose return is based on, or otherwise determined by reference to, a commodity, commodity index or commodity-related instrument.

Fund	Foreign Currency Transactions	Commodities	Short-Selling[14]	Lending Portfolio Securities	Borrowing Money[15]
BNY Mellon Natural Resources Fund	✓		✓	✓	✓
BNY Mellon Short Term Municipal Bond Fund				✓	✓
BNY Mellon Short Term Income Fund	✓			✓	✓
BNY Mellon Large Cap Securities Fund, Inc.	✓		✓	✓	✓
BNY Mellon Sustainable U.S. Equity Fund[9]	✓				✓

14 BNY Mellon Natural Resources Fund and BNY Mellon Large Cap Securities Fund, Inc. (1) will not sell securities short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the fund's net assets and (2) at no time will more than 15% of the value of the fund's net assets be in deposits on short sales against the box. Additionally, BNY Mellon Natural Resources Fund and BNY Mellon Large Cap Securities Fund, Inc. may not make a short sale which results in the fund having sold short in the aggregate more than 5% of the outstanding securities of any class of an issuer.

15 Each of BNY Mellon Short Term Municipal Bond Fund, BNY Mellon Large Cap Securities Fund, Inc. and BNY Mellon Sustainable U.S. Equity Fund currently intends to borrow money only for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made.

 BNY Mellon Natural Resources Fund and BNY Mellon Short Term Income Fund may borrow for investment purposes on a secured basis through entering into reverse repurchase agreements.

Fund	Borrowing Money for Leverage[15]	Reverse Repurchase Agreements	Forward Commitments	Forward Roll Transactions	Illiquid Investments
BNY Mellon Natural Resources Fund	✓	✓	✓		✓
BNY Mellon Short Term Municipal Bond Fund			✓		✓
BNY Mellon Short Term Income Fund	✓	✓	✓	✓	✓
BNY Mellon Large Cap Securities Fund, Inc.					✓
BNY Mellon Sustainable U.S. Equity Fund					✓

Rule 18f-4 under the 1940 Act regulates the use of derivatives transactions for certain funds registered under the 1940 Act. The rule defines "derivatives transactions" as (i) any swap, security-based swap, futures contract, forward contract, option, any combination of the foregoing, or any similar instrument ("derivatives instrument"), under which a fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (ii) investment in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, unless (a) the fund intends to physically settle the transaction and (b) the transaction will settle within 35 days of its trade date; (iii) any short sale borrowing; and (iv) any reverse repurchase agreement or similar financing transactions if a fund relies on Rule 18f-4(d)(1)(ii) and therefore is required to treat its reverse repurchase agreements and similar financing transactions as derivatives transactions. Funds that use derivatives, other than "limited" derivatives users, must comply with one of two value-at-risk ("VaR") based limits on fund leverage: (1) a default test based on relative VaR (i.e., 200% of the VaR of the fund's designated reference portfolio, which either may be an index that meets certain requirements, or the fund's own securities portfolio (excluding derivatives transactions); or (2) if applicable, an exception to the default test based on absolute VaR (i.e., 20% of the value of the fund's net assets). The rule also requires funds that use derivatives, other than "limited" derivatives users, to adopt and implement a written derivatives risk management program (a "DRM Program") administered by a board-approved derivatives risk manager (a "DRM"). The DRM Program must include the following elements: (1) the identification and assessment of derivatives risks; (2) the establishment, maintenance, and enforcement of investment, risk management or related guidelines that provide for quantitative or otherwise measurable criteria, metrics or thresholds related to the derivatives risks; (3) stress testing of the derivatives risks; (4) backtesting of the VaR calculation model; (5) internal reporting and escalation of certain matters to the fund's portfolio management team and board; and (6) periodic review by the DRM. A fund that is a "limited" derivatives user is not required to adopt a DRM Program or otherwise comply with a VaR test if it adopts and implements policies and procedures reasonably designed to manage the fund's derivatives risks. A fund will qualify as a "limited" derivatives user if its derivative exposure does not exceed 10% of its net assets, excluding derivatives transactions used to hedge certain currency and interest rate risks. The rule defines the term "derivatives exposure" to mean the sum of: (1) the gross notional amounts of a fund's derivatives transactions and (2) in the case of short sale borrowings, the value of any asset sold short. Derivatives instruments that do not involve future payment obligations—and therefore are not a "derivatives transaction" under the rule—are not included in a fund's derivatives exposure.

The board of BNYMIFVII has appointed a DRM and a DRM Program has been adopted with respect to BNY Mellon Short Term Income Fund. BNY Mellon Large Cap Securities Fund, Inc., BNY Mellon Natural Resources Fund, BNY Mellon Short Term Municipal Bond Fund and BNY Mellon Sustainable U.S. Equity Fund have been deemed to be "limited" derivatives users and the board for those funds has adopted and implemented policies and procedures reasonably designed to manage the funds' derivatives risks, including counterparty risk, leverage risk, liquidity risk, market risk, operational risk, and legal risk.

Money Market Funds

Fund	U.S. Government Securities[16]	Repurchase Agreements[17]	Bank Obligations	Participation Interests	Floating and Variable Rate Obligations[18]

BNY Dreyfus Government Cash Management	✓	✓			✓
BNY Dreyfus Government Securities Cash Management	✓				✓
BNY Dreyfus Institutional Preferred Government Money Market Fund	✓	✓			✓
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund	✓	✓			✓
BNY Dreyfus Institutional Preferred Treasury Obligations Fund	✓	✓			✓
BNY Dreyfus Institutional Preferred Treasury Securities Money Market Fund	✓				✓
BNY Dreyfus Treasury Obligations Cash Management	✓	✓			✓
BNY Dreyfus Treasury and Agency Liquidity Money Market Fund	✓	✓			✓
BNY Dreyfus Treasury Securities Cash Management	✓				✓

BNY Dreyfus Stablecoin Reserves Fund	✓	✓			✓
16 BNY Dreyfus Institutional Preferred Treasury Securities Money Market Fund may invest in U.S. Treasury securities only.

 BNY Dreyfus Institutional Preferred Treasury Obligations Fund and BNY Dreyfus Treasury Obligations Cash Management may invest in U.S. Treasury securities and repurchase agreements collateralized by U.S. Treasury securities only.

BNY Dreyfus Treasury and Agency Liquidity Money Market Fund may invest only in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities supported by the full faith and credit of the U.S. Treasury.

BNY Dreyfus Treasury Securities Cash Management may invest in U.S. Treasury securities only.

BNY Dreyfus Stablecoin Reserves Fund may invest in U.S. Treasury securities with maturities of 93 days or less and overnight repurchase agreements collateralized solely by U.S. Treasury securities.

17 For the funds other than the Cash Management Funds and the funds that are "government money market funds" (as defined in Rule 2a-7 under the 1940 Act), these repurchase agreements may be collateralized by securities other than U.S. Government securities, such as corporate bonds, asset-backed securities and privately-issued mortgage-related securities, of investment grade or below investment grade credit quality, and equity securities ("credit and/or equity collateral").

Repurchase agreement transactions engaged in by BNY Dreyfus Institutional Preferred Treasury Obligations Fund, BNY Dreyfus Treasury Obligations Cash Management, and BNY Dreyfus Stablecoin Reserves Fund will be collateralized solely by U.S. Treasury securities. BNY Dreyfus Treasury and Agency Liquidity Money Market Fund will be collateralized solely by U.S. Treasury securities or securities issued by U.S. government agencies that are backed by the full faith and credit of the U.S. government, such as securities issued by the GNMA. A fund's repurchase agreement collateral may also include cash (subject to a fund's 80% investment policy, if applicable). BNY Dreyfus Stablecoin Reserves Fund may invest in overnight repurchase agreements only.

18 BNY Dreyfus Stablecoin Reserves Fund may only invest in floating or variable rate obligations that are U.S. Treasury securities with maturities of 93 days or less.

Fund	Asset-Backed Securities	Commercial Paper	Investment Companies[19]	Municipal Securities	Foreign Securities

BNY Dreyfus Government Cash Management			✓
BNY Dreyfus Government Securities Cash Management			✓
BNY Dreyfus Institutional Preferred Government Money Market Fund			✓
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund			✓
BNY Dreyfus Institutional Preferred Treasury Obligations Fund			✓
BNY Dreyfus Institutional Preferred Treasury Securities Money Market Fund			✓
BNY Dreyfus Treasury Obligations Cash Management			✓
BNY Dreyfus Treasury and Agency Liquidity Money Market Fund			✓
BNY Dreyfus Treasury Securities Cash Management

BNY Dreyfus Stablecoin Reserves Fund

19 BNY Dreyfus Treasury Securities Cash Management may not invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

Fund	Illiquid Investments	Borrowing Money[20]	Reverse Repurchase Agreements	Forward Commitments	Interfund Borrowing and Lending Program	Lending Portfolio Securities[21]
BNY Dreyfus Government Cash Management	✓	✓	✓	✓	✓	✓[22]
BNY Dreyfus Government Securities Cash Management	✓	✓		✓		✓
BNY Dreyfus Institutional Preferred Government Money Market Fund	✓	✓	✓	✓	✓	✓
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund	✓	✓	✓	✓	✓	✓
BNY Dreyfus Institutional Preferred Treasury Obligations Fund		✓	✓	✓	✓	✓
BNY Dreyfus Institutional Preferred Treasury Securities Money Market Fund	✓	✓
BNY Dreyfus Treasury Obligations Cash Management	✓	✓	✓	✓	✓
BNY Dreyfus Treasury and Agency Liquidity Money Market Fund	✓	✓	✓	✓	✓
BNY Dreyfus Treasury Securities Cash Management	✓	✓		✓
BNY Dreyfus Stablecoin Reserves Fund		✓	✓	✓	✓

20 BNY Dreyfus Government Cash Management, BNY Dreyfus Institutional Preferred Government Money Market Fund, BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, BNY Dreyfus Institutional Preferred Treasury Obligations Fund, BNY Dreyfus Treasury Obligations Cash Management, BNY Dreyfus Treasury and Agency Liquidity Money Market Fund, BNY Dreyfus Treasury Securities Cash Management, and BNY Dreyfus Stablecoin Reserves Fund each currently intend to borrow money for temporary or emergency (not leveraging) purposes. However, BNY Dreyfus Institutional Preferred Government Money Market Fund and BNY Dreyfus Institutional Preferred Government Plus Money Market Fund each may borrow for investment purposes on a secured basis through entering into reverse repurchase agreements.

21 Other than pursuant to the Interfund Borrowing and Lending Program.

 BNY Dreyfus Institutional Preferred Government Money Market Fund and BNY Dreyfus Institutional Preferred Treasury Obligations Fund will only receive collateral consisting of cash or U.S. Treasury securities or, for BNY Dreyfus Institutional Preferred Government Money Market Fund only, cash equivalents or other high quality liquid debt securities.

22 For BNY Dreyfus Government Cash Management, loans of portfolio securities may not exceed 20% of the value of the fund's total assets (including the value of all assets received as collateral for the loan).

Notwithstanding anything in this SAI to the contrary, the money market funds are limited to investing in high quality securities that BNYIA has determined present minimal credit risks.

INVESTMENT RESTRICTIONS

"Fundamental Policies" may not be changed without approval of the holders of a majority of the fund's outstanding voting securities (as defined in the 1940 Act). For purposes of the 1940 Act, a "majority" of the outstanding voting securities currently means the lesser of (i) 67% or more of the shares of the fund present at a meeting, if the holders of more than 50% of the outstanding shares of the fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the fund. "Nonfundamental Policies" may be changed at any time, without shareholder approval, by a vote of a majority of the board members and in compliance with applicable law and regulatory policy.

Fundamental Policies

As a matter of Fundamental Policy, each fund, as indicated, may not:

1.  Purchase of Other Securities

BNY Dreyfus Government Cash Management, BNY Dreyfus Treasury Obligations Cash Management and BNY Dreyfus Treasury Securities Cash Management. Purchase common stocks, preferred stocks, warrants or other equity securities, or purchase corporate bonds or debentures, state bonds, municipal bonds or industrial revenue bonds.

2.  Borrowing

BNY Dreyfus Government Securities Cash Management, BNY Dreyfus Institutional Preferred Government Money Market Fund, BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, BNY Dreyfus Institutional Preferred Treasury Securities Money Market Fund, BNY Dreyfus Institutional Preferred Treasury Obligations Fund, BNY Mellon Sustainable U.S. Equity Fund and BNY Dreyfus Treasury and Agency Liquidity Money Market Fund. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the fund's total assets).

BNY Mellon Natural Resources Fund, BNY Mellon Short Term Municipal Bond Fund and BNY Mellon Large Cap Securities Fund, Inc. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the fund's total assets). For purposes of this Fundamental Policy, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

BNY Mellon Short Term Income Fund. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the fund's total assets). For purposes of this Fundamental Policy, the entry into options, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

BNY Dreyfus Government Cash Management. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the fund's total assets), or (ii) issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except insofar as the fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the fund's borrowing policies.

BNY Dreyfus Stablecoin Reserves Fund. Borrow money or issue any senior security, except to the extent permitted under the 1940 Act.

3.  Commodities

BNY Dreyfus Institutional Preferred Government Money Market Fund, BNY Dreyfus Institutional Preferred Treasury Obligations Fund and BNY Dreyfus Treasury and Agency Liquidity Money Market Fund. Invest in physical commodities or physical commodities contracts.

BNY Dreyfus Institutional Preferred Government Plus Money Market Fund and BNY Dreyfus Institutional Preferred Treasury Securities Money Market Fund. Invest in commodities.

BNY Mellon Natural Resources Fund. Invest in commodities, except that the fund may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices. (This Fundamental Policy shall not prohibit the fund, subject to restrictions described in its prospectus and this SAI, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities law.)

BNY Mellon Large Cap Securities Fund, Inc. Purchase and sell commodities, except that the fund may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

BNY Mellon Sustainable U.S. Equity Fund. Invest in physical commodities or physical commodities contracts, except that the fund may purchase and sell commodity-linked or index-linked structured notes, commodity-related ETFs or ETNs, options, forward contracts, futures contracts, including those related to indices, and options on futures contracts or indices and enter into swap agreements and other derivative instruments.

BNY Dreyfus Stablecoin Reserves Fund. Purchase or sell physical commodities except to the extent permitted by the 1940 Act and any other governing statute, and by the rules thereunder, and by the SEC or other regulatory agency with authority over the fund.

(See also Fundamental Policy No. 9 for the fundamental policy regarding investment in commodities for BNY Dreyfus Government Cash Management, BNY Dreyfus Treasury Obligations Cash Management and BNY Dreyfus Treasury Securities Cash Management)

4.  Issuer Diversification

BNY Dreyfus Institutional Preferred Government Money Market Fund, BNY Dreyfus Institutional Preferred Treasury Obligations Fund and BNY Dreyfus Treasury and Agency Liquidity Money Market Fund. Invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of the fund's total assets may be invested, and securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities and securities of other investment companies may be purchased, without regard to any such limitation.

BNY Mellon Sustainable U.S. Equity Fund. With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the fund.

BNY Dreyfus Institutional Preferred Treasury Securities Money Market Fund. Invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of the fund's total assets may be invested, and securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities may be purchased, without regard to any such limitation.

BNY Mellon Large Cap Securities Fund, Inc. Invest more than 5% of the market value of its net assets in the securities of any one issuer, except that up to 25% of the value of the fund's total assets may be invested, and securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities may be purchased, without regard to such limitation.

BNY Dreyfus Institutional Preferred Government Plus Money Market Fund. Invest more than 5% of its assets in the obligations of any one issuer, except that up to 25% of the value of the fund's total assets may be invested without regard to any such limitation.

BNY Dreyfus Institutional Preferred Government Money Market Fund, BNY Dreyfus Institutional Preferred Treasury Securities Money Market Fund, BNY Dreyfus Institutional Preferred Treasury Obligations Fund, BNY Dreyfus Treasury and Agency Liquidity Money Market Fund and BNY Mellon Large Cap Securities Fund, Inc. Hold more than 10% of the outstanding voting securities of any single issuer. This Fundamental Policy applies only with respect to 75% of the fund's total assets.

BNY Dreyfus Government Cash Management. Invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of the fund's total assets may be invested, and securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities and securities of other investment companies may be purchased, without regard to any such limitation.

BNY Dreyfus Stablecoin Reserves Fund. Purchase the securities of any issuer if, as a result, the fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff or except to the extent that the fund may be permitted to do so by exemptive order or similar relief. In complying with this restriction, however, the fund may purchase securities of other investment companies to the extent permitted by the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff, and by exemptive order or similar relief. The fund is a "diversified company" as defined in the 1940 Act.

(See the end of this section for information regarding issuer diversification requirements applicable to money market funds.)

5.  Industry Concentration

BNY Dreyfus Institutional Preferred Treasury Obligations Fund, BNY Dreyfus Treasury and Agency Liquidity Money Market Fund, and BNY Dreyfus Stablecoin Reserves Fund. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or as otherwise permitted by the SEC.

BNY Dreyfus Institutional Preferred Government Money Market Fund. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued by banks or issued or guaranteed by the U.S. Government, its agencies or instrumentalities or as otherwise permitted by the SEC.

BNY Mellon Short Term Income Fund and BNY Mellon Large Cap Securities Fund, Inc. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

BNY Mellon Natural Resources Fund. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The natural resources sector, in general, is not considered an industry for purposes of this Fundamental Policy.

BNY Mellon Sustainable U.S. Equity Fund. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or as otherwise permitted by the SEC. Securities issued or guaranteed by governments other than the U.S. Government or by foreign supranational entities are not considered to be the securities of issuers in a single industry for purposes of this Fundamental Policy. (Notwithstanding anything to the contrary stated in this Fundamental Policy, the fund will not invest more than 25% of its total assets in securities issued by a single foreign government, its agencies or instrumentalities.)

BNY Mellon Short Term Municipal Bond Fund. Invest more than 25% of its assets in the securities of issuers in any single industry; provided that there shall be no such limitation on the purchase of Municipal Bonds and, for temporary defensive purposes, securities issued by banks and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. For purposes of this Fundamental Policy, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry."

BNY Dreyfus Institutional Preferred Government Plus Money Market Fund. Invest more than 25% of its total assets in the securities of issuers in any industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

BNY Dreyfus Institutional Preferred Treasury Securities Money Market Fund. Invest more than 25% of its total assets in the securities of issuers in any single industry, provided that there shall be no such limitation on investments in obligations issued and guaranteed by the U.S. Government.

BNY Dreyfus Government Cash Management and BNY Dreyfus Government Securities Cash Management. Invest more than 25% of its total assets in the securities of issuers in any single industry, provided that there shall be no such limitation on investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

BNY Dreyfus Treasury Obligations Cash Management and BNY Dreyfus Treasury Securities Cash Management. Invest more than 25% of its total assets in the securities of issuers in any single industry, provided that there shall be no such limitation on investments in obligations issued or guaranteed by the U.S. Government.

6.  Loans

BNY Dreyfus Institutional Preferred Government Money Market Fund, BNY Dreyfus Institutional Preferred Treasury Obligations Fund and BNY Dreyfus Treasury and Agency Liquidity Money Market Fund. Lend any securities or make loans to others, except to the extent permitted under the 1940 Act (which currently limits such loans to no more than 33-1/3% of the value of the fund's total assets). For purposes of this Fundamental Policy, the purchase of debt obligations (including acquisitions of loans, loan participations or other forms of debt instruments) and the entry into repurchase agreements shall not constitute loans by the fund. Any loans of portfolio securities will be made according to guidelines established by the SEC and the board.

BNY Mellon Short Term Municipal Bond Fund, BNY Mellon Short Term Income Fund and BNY Mellon Large Cap Securities Fund, Inc. Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements; however, the fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the SEC and the board.

BNY Mellon Sustainable U.S. Equity Fund. Lend any securities or make loans to others, except to the extent permitted under the 1940 Act (which currently limits such loans to no more than 33-1/3% of the value of the fund's total assets) or as otherwise permitted by the SEC. For purposes of this Fundamental Policy, the purchase of debt obligations (including acquisitions of loans, loan participations or other forms of debt instruments) and the entry into repurchase agreements shall not constitute loans by the fund. Any loans of portfolio securities will be made according to guidelines established by the SEC and the board.

BNY Dreyfus Institutional Preferred Treasury Securities Money Market Fund and BNY Mellon Natural Resources Fund. Lend any securities or make loans to others, if, as a result, more than 33-1/3% of its total assets would be lent to others, except that this limitation does not apply to the purchase of debt obligations and the entry into repurchase agreements. However, the fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of the fund's total assets. Any loans of portfolio securities will be made according to guidelines established by the SEC and the board.

BNY Dreyfus Institutional Preferred Government Plus Money Market Fund. Lend any securities or make loans to others, except to the extent permitted under the 1940 Act (which currently limits such loans to no more than 33-1/3% of the value of the fund's total assets), and except as otherwise permitted by interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors. For purposes of this Fundamental Policy, the purchase of debt obligations (including acquisitions of loans, loan participations or other forms of debt instruments) and the entry into repurchase agreements shall not constitute loans by the fund. Any loans of portfolio securities will be made according to guidelines established by the SEC and the board.

BNY Dreyfus Government Cash Management and BNY Dreyfus Treasury Obligations Cash Management. Except as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, lend any securities or make loans to others, except to the extent permitted under the 1940 Act (which currently limits such loans to no more than 33-1/3% of the value of the fund's total assets). For purposes of this Fundamental Policy, the purchase of debt obligations (including acquisitions of loans, loan participations or other forms of debt instruments) and the entry into repurchase agreements shall not constitute loans by the fund. Any loans of portfolio securities will be made according to guidelines established by the SEC and the board.

BNY Dreyfus Government Securities Cash Management. Make loans to others, except through the purchase of debt obligations referred to in the prospectus. However, the fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made in accordance with guidelines established by the SEC and the board.

BNY Dreyfus Treasury Securities Cash Management. Make loans to others except through the purchase of debt obligations referred to in the prospectus.

BNY Dreyfus Stablecoin Reserves Fund. Lend any securities or make loans to others, except to the extent permitted under the 1940 Act or as otherwise permitted by the SEC. For purposes of this Fundamental Policy, the purchase of debt obligations (including acquisitions of loans, loan participations or other forms of debt instruments) and the entry into repurchase agreements shall not constitute loans by the fund. Any loans of portfolio securities will be made according to guidelines established by the SEC and the board.

7. Short Sales; Margin

BNY Mellon Natural Resources Fund and BNY Mellon Large Cap Securities Fund, Inc. Purchase securities on margin, but the fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those related to indices, and options on futures contracts or indices.

BNY Dreyfus Government Securities Cash Management. Purchase securities on margin.

BNY Dreyfus Institutional Preferred Government Plus Money Market Fund and BNY Dreyfus Institutional Preferred Treasury Securities Money Market. Purchase or sell securities on margin.

BNY Dreyfus Government Cash Management, BNY Dreyfus Treasury Obligations Cash Management and BNY Dreyfus Treasury Securities Cash Management. Sell securities short or purchase securities on margin.

8. Puts; Calls

BNY Dreyfus Government Cash Management, BNY Dreyfus Treasury Obligations Cash Management and BNY Dreyfus Treasury Securities Cash Management. Write or purchase put or call options or combinations thereof.

9.  Real Estate; Oil and Gas

BNY Dreyfus Institutional Preferred Treasury Obligations Fund and BNY Dreyfus Treasury and Agency Liquidity Money Market Fund. Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs.

BNY Dreyfus Institutional Preferred Government Money Market Fund and BNY Dreyfus Stablecoin Reserves Fund. Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or REITs and may acquire and hold real estate or interests therein through exercising rights or remedies with regard to such securities.

BNY Dreyfus Government Cash Management, BNY Dreyfus Treasury Obligations Cash Management and BNY Dreyfus Treasury Securities Cash Management. Purchase or sell real estate, REIT securities, commodities, or oil and gas interests.

BNY Mellon Short Term Municipal Bond Fund. Purchase or sell real estate, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the fund from purchasing and selling options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

BNY Mellon Short Term Income Fund. Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate. In particular, the fund may purchase mortgage-backed securities and REIT securities.

BNY Dreyfus Institutional Preferred Government Plus Money Market Fund and BNY Dreyfus Institutional Preferred Treasury Securities Money Market Fund. Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the fund may purchase and sell securities that are secured by real estate or issued by companies that invest in or deal in real estate.

BNY Mellon Sustainable U.S. Equity Fund. Purchase, hold or deal in oil, gas, or other mineral exploration or development programs, or in real estate, but this shall not prohibit the fund from investing in securities of companies engaged in oil, gas or mineral investments or activities and securities that are secured by real estate or issued by companies that invest or deal in real estate or REITs and acquiring and holding real estate or interests therein through exercising rights or remedies with regard to such securities.

BNY Mellon Large Cap Securities Fund, Inc. Purchase, hold or deal in real estate, but the fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or REITs.

BNY Dreyfus Government Securities Cash Management. Purchase or sell real estate, REIT securities, commodities, or oil and gas interests, but the fund may purchase and sell securities that are secured by real estate or issued by companies that deal in real estate.

10. Senior Securities

BNY Dreyfus Institutional Preferred Government Money Market Fund, BNY Dreyfus Institutional Preferred Treasury Obligations Fund and BNY Dreyfus Treasury and Agency Liquidity Money Market Fund. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except insofar as the fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the fund's borrowing policies.

BNY Mellon Short Term Municipal Bond Fund. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted by Fundamental Policy Nos. 2 and 9 and Nonfundamental Policy No. 3 may be deemed to give rise to a senior security.

BNY Mellon Natural Resources Fund. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted by Fundamental Policy Nos. 2 and 3 and Nonfundamental Policy Nos. 3 and 8 may be deemed to give rise to a senior security.

BNY Mellon Short Term Income Fund. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted by Fundamental Policy Nos. 2 and 3 and Nonfundamental Policy No. 3 may be deemed to give rise to a senior security.

BNY Dreyfus Institutional Preferred Government Plus Money Market Fund and BNY Dreyfus Institutional Preferred Treasury Securities Money Market Fund. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act).

BNY Mellon Sustainable U.S. Equity Fund. Issue any senior security, except to the extent permitted under the 1940 Act.

(See the end of this section for information regarding issuing senior securities. See also Fundamental Policy No. 2 for the fundamental policy regarding issuing senior securities with respect to BNY Dreyfus Government Cash Management and BNY Dreyfus Stablecoin Reserves Fund)

11. Short Sales

BNY Mellon Short Term Municipal Bond Fund. Sell securities short or purchase securities on margin, but the fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

12.  Underwriting

BNY Dreyfus Government Cash Management and BNY Dreyfus Treasury Securities Cash Management. Underwrite the securities of other issuers.

BNY Dreyfus Government Securities Cash Management, BNY Dreyfus Institutional Preferred Government Money Market Fund, BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, BNY Dreyfus Institutional Preferred Treasury Securities Money Market Fund, BNY Dreyfus Institutional Preferred Treasury Obligations Fund, BNY Mellon Natural Resources Fund, BNY Mellon Short Term Income Fund, BNY Dreyfus Treasury and Agency Liquidity Money Market Fund, BNY Mellon Large Cap Securities Fund, Inc., and BNY Dreyfus Stablecoin Reserves Fund. Act as an underwriter of securities of other issuers, except to the extent the fund may be deemed an underwriter under the Securities Act by virtue of disposing of portfolio securities.

BNY Mellon Sustainable U.S. Equity Fund. Act as an underwriter of securities of other issuers, except to the extent the fund may be deemed an underwriter under the Securities Act in connection with the purchase and sale of portfolio securities.

BNY Mellon Short Term Municipal Bond Fund. Underwrite the securities of other issuers, except that the fund may bid separately or as part of a group for the purchase of Municipal Bonds directly from an issuer for its own portfolio to take advantage of the lower purchase price available, and except to the extent the fund may be deemed an underwriter under the Securities Act by virtue of disposing of portfolio securities.

13. Investing for Control

BNY Dreyfus Government Cash Management, BNY Dreyfus Treasury Obligations Cash Management and BNY Dreyfus Treasury Securities Cash Management. Invest in companies for the purpose of exercising control.

14.  Purchase Securities of Other Investment Companies

BNY Dreyfus Treasury Securities Cash Management. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

For purposes of the restriction on industry concentration with respect to BNY Mellon Short Term Municipal Bond Fund, to the extent that a Municipal Bond or Municipal Obligation is backed principally by the assets and revenues of non-governmental issuers, the Municipal Bond or Municipal Obligation will be deemed to be a security of an issuer in the "industry" of that non-governmental issuer and subject to the industry concentration restriction. In addition, Municipal Bonds or Municipal Obligations, where the payment of principal and interest for such securities is derived solely from a specific project, are grouped together as an "industry."

For purposes of the restriction on industry concentration, BNY Mellon Natural Resources Fund invests more than 25% of its total assets in the group of industries comprising the natural resources related sectors.

For purposes of issuer diversification, each of BNY Mellon Natural Resources Fund, BNY Mellon Short Term Income Fund and BNY Mellon Short Term Municipal Fund may not, with respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the fund.

Section 18(f) prohibits a registered open-end investment company from issuing or selling any senior security of which it is the issuer, with limited exceptions. Accordingly, a fund may not issue any senior security as provided in Section 18(f) of the 1940 Act.

Money market funds are subject to the requirements of Rule 2a-7 under the 1940 Act, including issuer diversification requirements. These requirements are complex but, generally, immediately after the acquisition of any security:

• a money market fund other than a single state municipal money market fund must not have invested more than (1) 5% of its total assets in securities issued by the issuer of the security and (2) 10% of its total assets in securities issued by or subject to demand features or guarantees from the institution that issued the demand feature or guarantee (a tax exempt fund need only comply with this 10% requirement with respect to 85% of its assets)

• a single state fund must not have invested: (1) with respect to 75% of its total assets, more than 5% of its total assets in securities issued by the issuer of the securities and (2) with respect to 75% of its total assets, more than 10% of its total assets in securities issued by or subject to demand features or guarantees from the institution that issued the demand features or guarantee

The requirements outlined above are subject to a number of qualifications and exceptions.

Except for BNY Mellon Natural Resources Fund, references to "commodities" or "commodity contracts" in the Fundamental Policies described above are to physical commodities or contracts in respect of physical commodities, typically natural resources or agricultural products, and are not intended to refer to instruments that are strictly financial in nature and are not related to the purchase or delivery of physical commodities.

The funds' Fundamental Policies will be interpreted broadly. For example, the policies will be interpreted to refer to the 1940 Act and the related rules as they are in effect from time to time, and to interpretations and modifications of or relating to the 1940 Act by the SEC and others as they are given from time to time. When a Fundamental Policy provides that an investment practice may be conducted as permitted by the 1940 Act, this will be interpreted to mean that the investment practice is either (i) expressly permitted by the 1940 Act or (ii) not expressly prohibited by the 1940 Act.

Notwithstanding investments and activities referenced in the Fundamental Policies of any fund, no fund will invest in a manner, or engage in activities, inconsistent with or not permitted by the fund's investment strategy and policies as described in the fund's prospectus and this SAI (and, for money market funds, Rule 2a-7 under the 1940 Act).

Nonfundamental Policies

Each fund, as indicated, may not:

1. Investing for Control

BNY Mellon Short Term Income Fund. Invest in the securities of a company for the purpose of exercising management or control, but the fund will vote the securities it owns in its portfolio as a shareholder in accordance with its views.

BNY Dreyfus Institutional Preferred Government Money Market Fund, BNY Dreyfus Institutional Preferred Treasury Obligations Fund, BNY Mellon Short Term Municipal Bond Fund and BNY Dreyfus Treasury and Agency Liquidity Money Market Fund. Invest in companies for the purpose of exercising control.

BNY Mellon Large Cap Securities Fund, Inc. Invest in the securities of a company for the purpose of management or the exercise of control, but the fund votes the securities it owns in its portfolio as a shareholder in accordance with its own views.

BNY Mellon Sustainable U.S. Equity Fund. Invest in the securities of a company for the purpose of exercising management or control, but the fund will vote the securities it owns in its portfolio as a shareholder in accordance with its views.

2. Margin

BNY Dreyfus Institutional Preferred Government Money Market Fund, BNY Dreyfus Institutional Preferred Treasury Obligations Fund and BNY Dreyfus Treasury and Agency Liquidity Money Market Fund. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities.

BNY Mellon Short Term Income Fund. Purchase securities on margin, but the fund may make margin deposits in connection with transactions in futures, including those relating to indices, and options on futures or indices.

BNY Mellon Sustainable U.S. Equity Fund. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but the fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, options on futures contracts, swap agreements and other derivative instruments, and except that effecting short sales will be deemed not to constitute a margin purchase for purposes of this Nonfundamental Policy.

3.  Pledging Assets

BNY Dreyfus Institutional Preferred Treasury Securities Money Market. Pledge, mortgage, hypothecate or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with the purchase of securities on a when-issued or forward commitment basis.

BNY Dreyfus Government Securities Cash Management and BNY Dreyfus Treasury Securities Cash Management. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

BNY Dreyfus Government Cash Management and BNY Dreyfus Treasury Obligations Cash Management. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings and to facilitate engaging in repurchase agreement transactions.

BNY Mellon Natural Resources Fund. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those related to indices, and options on futures contracts or indices.

BNY Mellon Sustainable U.S. Equity Fund. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to effecting short sales of securities, the purchase of securities on a when-issued, forward commitment or delayed-delivery basis and the deposit of assets in escrow in connection with the entry into options, forward contracts, futures contracts, options on futures contracts, swap agreements and other derivative instruments.

BNY Mellon Short Term Municipal Bond Fund. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with the purchase of securities on a when-issued or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those related to indices, and options on futures contracts or indices.

BNY Mellon Short Term Income Fund. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, futures contracts, including those relating to indices, and options on futures contracts or indices.

BNY Dreyfus Institutional Preferred Government Money Market Fund, BNY Dreyfus Institutional Preferred Treasury Obligations Fund and BNY Dreyfus Treasury and Agency Liquidity Money Market Fund. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings; to facilitate engaging in repurchase agreement transactions; and to the extent related to the purchase of securities on a when-issued, forward commitment or delayed-delivery basis and the deposit of assets in escrow in connection with collateral and initial or variation margin arrangements with respect to permitted transactions.

BNY Dreyfus Institutional Preferred Government Plus Money Market Fund. Pledge, mortgage, hypothecate or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings; to facilitate engaging in repurchase agreement transactions; and to the extent related to the deposit of assets in escrow in connection with the purchase of securities on a when-issued or forward commitment basis.

BNY Mellon Large Cap Securities Fund, Inc. Pledge, mortgage, hypothecate or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

4. Purchase Securities of Other Investment Companies

BNY Dreyfus Institutional Preferred Government Money Market Fund, BNY Dreyfus Institutional Preferred Treasury Obligations Fund, BNY Mellon Short Term Municipal Bond Fund and BNY Dreyfus Treasury and Agency Liquidity Money Market Fund. Invest in securities of other investment companies, except to the extent permitted under the 1940 Act.

BNY Dreyfus Government Cash Management, BNY Mellon Natural Resources Fund, BNY Mellon Short Term Income Fund, BNY Dreyfus Treasury Obligations Cash Management and BNY Mellon Sustainable U.S. Equity Fund. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act.

BNY Mellon Large Cap Securities Fund, Inc. Purchase any securities issued by any investment company, except to the extent permitted under the 1940 Act.

5. Illiquid Investments

BNY Dreyfus Institutional Preferred Treasury Securities Money Market Fund. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 5% of the value of the fund's net assets would be so invested.

BNY Dreyfus Institutional Preferred Government Money Market Fund, BNY Dreyfus Institutional Preferred Treasury Obligations Fund and BNY Dreyfus Treasury and Agency Liquidity Money Market Fund. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 5% of the value of the fund's total assets would be so invested.

BNY Mellon Natural Resources Fund, BNY Mellon Short Term Income Fund, BNY Mellon Large Cap Securities Fund, Inc. and BNY Mellon Sustainable U.S. Equity Fund. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 15% of the value of the fund's net assets would be so invested.

BNY Mellon Short Term Municipal Bond Fund. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid (which securities could include participation interests (including municipal lease/purchase agreements) that are not subject to the demand feature described in the fund's prospectus, and floating and variable rate demand obligations as to which the fund cannot exercise the demand feature described in the fund's prospectus on less than seven days' notice and as to which there is no secondary market), if, in the aggregate, more than 15% of its net assets would be so invested.

BNY Dreyfus Government Cash Management, BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, BNY Dreyfus Treasury Obligations Cash Management and BNY Dreyfus Treasury Securities Cash Management. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 5% of the value of the fund's net assets would be so invested.

BNY Dreyfus Government Securities Cash Management. Purchase securities which are illiquid if, in the aggregate, more than 5% of the value of the fund's net assets would be so invested.

6. Short Sales

BNY Dreyfus Institutional Preferred Government Money Market Fund, BNY Dreyfus Institutional Preferred Treasury Obligations Fund and BNY Dreyfus Treasury and Agency Liquidity Money Market Fund. Sell securities short.

7. Investment in Other than Municipal Bonds

BNY Mellon Short Term Municipal Bond Fund. Purchase securities other than Municipal Bonds and Taxable Investments and those arising out of transactions in futures and options or as otherwise provided in the fund's prospectus.

8. Puts/Calls

BNY Dreyfus Government Securities Cash Management. Write or purchase put or call options or combinations thereof, except that the fund may purchase and sell "obligations with puts attached" in accordance with its stated investment policies.

BNY Mellon Natural Resources Fund and BNY Mellon Short Term Income Fund. Purchase, sell or write puts, calls or combinations thereof, except as described in its prospectus and this SAI.

9. Other

BNY Dreyfus Government Securities Cash Management. Enter into repurchase agreements.

BNY Dreyfus Government Securities Cash Management. Purchase common stocks, preferred stocks, warrants or other equity securities.

With respect to BNY Dreyfus Treasury Securities Cash Management and BNY Dreyfus Institutional Preferred Treasury Securities Money Market Fund, notwithstanding anything to the contrary contained herein, neither fund has any intention currently or for the foreseeable future to transfer its assets through securities lending, securities borrowing, repurchase agreements, reverse repurchase agreements, or other means that involve the fund having rights to acquire the same or similar assets from a transferee.

With respect to each fund, if a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction, except as otherwise required by the 1940 Act. With respect to the funds' policies pertaining to borrowing, however, if borrowings exceed 33-1/3% of the value of a fund's total assets as a result of a change in values or assets, the fund must take steps to reduce such borrowings within three days (not including Sundays and holidays) thereafter at least to the extent of such excess. In addition, with respect to the funds' policies pertaining to purchasing illiquid investments, if a fund's investment in illiquid investments exceeds the applicable percentage limitation as a result of a change in values or assets, the fund may not add to its illiquid investments and must take action to bring its illiquid investments back within the limit within a reasonable period of time.

BNY Mellon Natural Resources Fund and BNY Mellon Sustainable U.S. Equity Fund have adopted policies prohibiting them from operating as funds-of-funds in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

Fundamental and Nonfundamental Policies Related to Fund Investment Objectives, Diversification and Names

Investment Objective(s) and Diversification Classification. Each fund's investment objective(s) is disclosed in its prospectus. A fund's investment objective(s) may be either a Fundamental Policy (may not be changed without approval of the holders of a majority of the fund's outstanding voting securities (as defined in the 1940 Act)) or a Nonfundamental Policy (may be changed at any time, without shareholder approval, by a vote of a majority of the board members and in compliance with applicable law and regulatory policy).

Each fund is classified as either "diversified" or "non-diversified" under the 1940 Act. A fund may not change from "diversified" to "non-diversified" without the approval of the holders of a majority of the fund's outstanding voting securities (as defined in the 1940 Act).

The following chart indicates, for each fund, whether its investment objective(s) is a Fundamental Policy or Nonfundamental Policy and whether the fund is diversified or non-diversified.

Fund	Investment Objective(s) a Fundamental or Nonfundamental Policy	Classification as Diversified or Non-Diversified

BNY Dreyfus Government Cash Management	Fundamental	Diversified
BNY Dreyfus Government Securities Cash Management	Fundamental	Diversified
BNY Dreyfus Institutional Preferred Government Money Market Fund	Fundamental	Diversified
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund	Fundamental	Diversified

Fund	Investment Objective(s) a Fundamental or Nonfundamental Policy	Classification as Diversified or Non-Diversified

BNY Dreyfus Institutional Preferred Treasury Obligations Fund	Fundamental	Diversified
BNY Dreyfus Institutional Preferred Treasury Securities Money Market Fund	Fundamental	Diversified

BNY Mellon Natural Resources Fund	Fundamental	Diversified
BNY Mellon Short Term Income Fund	Fundamental	Diversified
BNY Mellon Short Term Municipal Bond Fund	Fundamental	Diversified

BNY Dreyfus Treasury Obligations Cash Management	Fundamental	Diversified
BNY Dreyfus Treasury and Agency Liquidity Money Market Fund	Fundamental	Diversified
BNY Dreyfus Treasury Securities Cash Management	Fundamental	Diversified

BNY Mellon Large Cap Securities Fund, Inc.	Fundamental	Diversified
BNY Mellon Sustainable U.S. Equity Fund	Nonfundamental	Diversified
BNY Dreyfus Stablecoin Reserves Fund	Nonfundamental	Diversified

Names.

Each of the following funds invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes (for funds that may borrow for investment purposes), in the instruments described below (or, notwithstanding any contrary information in the fund's prospectus, other instruments with similar economic characteristics). Each fund has either (1) adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in its policy to so invest its assets ("80% Test") or (2) adopted the 80% Test as a Fundamental Policy, as indicated below. BNY Dreyfus Institutional Preferred Treasury Securities Money Market Fund, BNY Dreyfus Treasury and Agency Liquidity Money Market Fund and BNY Dreyfus Treasury Securities Cash Management typically invest exclusively in the instruments described below.

Fund	80% Test	Fundamental Policy?

BNY Dreyfus Government Cash Management	Government securities and repurchase agreements collateralized solely by government securities	No
BNY Dreyfus Government Securities Cash Management	Government securities	No
BNY Dreyfus Institutional Preferred Government Money Market Fund	Government securities and repurchase agreements collateralized solely by government securities	No
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund	Government securities and repurchase agreements collateralized solely by government securities	No
BNY Dreyfus Institutional Preferred Treasury Obligations Fund	U.S. Treasury securities and repurchase agreements collateralized solely by U.S Treasury securities	No
BNY Dreyfus Institutional Preferred Treasury Securities Money Market Fund	U.S. Treasury securities	No

BNY Mellon Natural Resources Fund	Stocks of companies in the natural resources and natural resources related sectors	No
BNY Mellon Short Term Municipal Bond Fund	Municipal Bonds that provide income exempt from federal personal income tax	Yes

BNY Dreyfus Treasury Obligations Cash Management	U.S. Treasury securities and repurchase agreements collateralized solely by U.S. Treasury securities	No
BNY Dreyfus Treasury and Agency Liquidity Money Market Fund

U.S. Treasury securities and repurchase agreements collateralized solely by U.S. Treasury securities or securities issued by U.S. government agencies that are backed by the full faith and credit of the U.S. government

No
BNY Dreyfus Treasury Securities Cash Management	U.S. Treasury securities	No

BNY Mellon Sustainable U.S. Equity Fund

Equity securities (or derivative instruments with similar economic characteristics) of U.S. companies that demonstrate attractive investment attributes and sustainable business practices and have no material unresolvable environmental, social and governance (ESG) issues.

No

DIVIDENDS AND DISTRIBUTIONS

BNY Dreyfus Institutional Preferred Government Money Market Fund, BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, BNY Dreyfus Institutional Preferred Treasury Obligations Fund, BNY Dreyfus Institutional Preferred Treasury Securities Money Market Fund, BNY Mellon Short Term Municipal Bond Fund, BNY Mellon Short Term Income Fund, and BNY Dreyfus Stablecoin Reserves Fund

Each fund's NAV is calculated on any day the NYSE is open for regular business. In addition, each money market fund's NAV will be calculated on any day the NYSE is closed but the Federal Reserve Bank is open and the Securities Industry and Financial Markets Association recommends that fixed income securities markets be open for the day or a portion of the day, except for Good Friday. Each fund ordinarily declares dividends from its net investment income on each day its NAV is calculated.

INFORMATION ABOUT THE FUNDS' ORGANIZATION AND STRUCTURE

Each fund is an open-end management investment company. Listed below are the forms of organization of each fund company, its corresponding fund series (if any) and the dates of organization. The fund companies (in bold) listed below are either Maryland corporations or Massachusetts business trusts. If one or more funds are listed in italics thereunder, then such fund company is a "series" company, and investments are made through, and shareholders invest in, the fund series shown. References in this SAI to a "fund" generally refer to the series of a series company; if no such funds are listed under a bold fund company name, then it is not organized as a series company and the term "fund" refers to such fund company.

Name	State of Organization	Date of Organization*

CitizensSelect Funds	Massachusetts	May 14, 1993

BNY Dreyfus Institutional Preferred Treasury Securities Money Market Fund

Dreyfus Government Cash Management Funds	Massachusetts	May 22, 1987**

BNY Dreyfus Government Cash Management
BNY Dreyfus Government Securities Cash Management

Dreyfus Institutional Liquidity Funds	Massachusetts	September 20, 2017

BNY Dreyfus Treasury and Agency Liquidity Money Market Fund

BNY Dreyfus Stablecoin Reserves Fund
Dreyfus Institutional Preferred Money Market Funds	Massachusetts	May 21, 1993

BNY Dreyfus Institutional Preferred Government Plus Money Market Fund

Dreyfus Institutional Reserves Funds	Massachusetts	January 10, 2008***

BNY Dreyfus Institutional Preferred Government Money Market Fund
BNY Dreyfus Institutional Preferred Treasury Obligations Fund

BNY Mellon Investment Funds VII, Inc.	Maryland	June 26, 1992
BNY Mellon Short Term Income Fund
BNY Mellon Opportunity Funds	Massachusetts	May 21, 1993
BNY Mellon Natural Resources Fund
BNY Mellon Short Term Municipal Bond Fund	Massachusetts	October 29, 1986

Name	State of Organization	Date of Organization*

BNY Dreyfus Treasury Obligations Cash Management	Massachusetts	June 4, 1986
BNY Dreyfus Treasury Securities Cash Management	Massachusetts	February 16, 1987

BNY Mellon Large Cap Securities Fund, Inc.	Maryland	January 2, 1947
BNY Mellon Sustainable U.S. Equity Fund, Inc.	Delaware Maryland	May 6, 1971 Reorganized as a Maryland corporation on October 9, 1981

* As a result of legal requirements relating to the formation of Massachusetts business trusts, there may have been a significant period of time between the dates of organization and commencement of operations for funds organized in this structure, during which time no business or other activities were conducted.

** On May 22, 1987, Dreyfus Government Cash Management Funds was reorganized from a Maryland corporation.

*** Prior to Dreyfus Institutional Reserves Funds commencing operations, the fund participated in a tax-free reorganization on September 12, 2008 where each series of the fund received the assets of a corresponding series of BNY Hamilton Funds, a Maryland corporation organized on May 1, 1992.

Effective May 29, 2026, the funds below changed their names as follows:

Prior Fund Name	New Fund Name
Dreyfus Institutional Preferred Treasury Securities Money Market Fund	BNY Dreyfus Institutional Preferred Treasury Securities Money Market Fund, a series of CitizensSelect Funds
Dreyfus Government Cash Management	BNY Dreyfus Government Cash Management, a series of Dreyfus Government Cash Management Funds
Dreyfus Government Securities Cash Management, a series of Dreyfus Government Cash Management Funds	BNY Dreyfus Government Securities Cash Management, a series of Dreyfus Government Cash Management Funds
Dreyfus Treasury and Agency Liquidity Money Market Fund, a series of Dreyfus Institutional Liquidity Funds	BNY Dreyfus Treasury and Agency Liquidity Money Market Fund, a series of Dreyfus Institutional Liquidity Funds
Dreyfus Institutional Preferred Government Plus Money Market Fund, a series of Dreyfus Institutional Preferred Money Market Funds	BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, a series of Dreyfus Institutional Preferred Money Market Funds
Dreyfus Institutional Preferred Government Money Market Fund, a series of Dreyfus Institutional Reserves Funds	BNY Dreyfus Institutional Preferred Government Money Market Fund, a series of Dreyfus Institutional Reserves Funds
Dreyfus Institutional Preferred Treasury Obligations Fund, a series of Dreyfus Institutional Reserves Funds	BNY Dreyfus Institutional Preferred Treasury Obligations Fund, a series of Dreyfus Institutional Reserves Funds

Prior Fund Name/Registered Investment Company Name	New Fund Name/Registered Investment Company Name
Dreyfus Treasury Obligations Cash Management	BNY Dreyfus Treasury Obligations Cash Management
Dreyfus Treasury Securities Cash Management	BNY Dreyfus Treasury Securities Cash Management

CERTAIN EXPENSE ARRANGEMENTS AND OTHER DISCLOSURES

Cash Management Funds. BNYIA has agreed that if in any fiscal year the aggregate expenses of each fund, exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the management fee, exceed 1-1/2% of the value of the fund's average net assets for the fiscal year, the fund may deduct from the payment to be made to BNYIA under the fund's agreement with BNYIA, or BNYIA will bear, such excess expense. Such deduction or payment, if any, will be estimated on a daily basis, and reconciled and effected or paid, as the case may be, on a monthly basis.

BNY Mellon Short Term Income Fund. BNYIA has agreed that if in any fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the management fee, exceed, with respect to Class D shares, the expense limitation of any state having jurisdiction over the fund, the fund may deduct from the payment to be made to BNYIA under the fund's agreement with BNYIA, or BNYIA will bear, such excess expense to the extent required by state law. Such deduction or payment, if any, will be estimated daily, and reconciled and effected or paid, as the case may be, on a monthly basis.

BNY Mellon Short Term Municipal Bond Fund. BNYIA has agreed that if in any fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the management fee, exceed, with respect to Class D shares, 1-1/2% of the value of the fund's average net assets attributable to Class D shares for the fiscal year, the fund may deduct from the payment to be made to BNYIA under the fund's agreement with BNYIA, or BNYIA will bear, such excess expense. Such deduction or payment, if any, will be estimated daily, and reconciled and effected or paid, as the case may be, on a monthly basis.

BNY Mellon Large Cap Securities Fund, Inc. BNYIA has agreed that if the aggregate expenses of the fund, exclusive of taxes and brokerage commissions but including the management fee, exceed 1% of the value of the fund's average daily net assets for any full fiscal year, BNYIA will bear such expenses or refund to the fund the amount of such excess.

BNY Mellon Sustainable U.S. Equity Fund. BNYIA has agreed that if, in any fiscal year, the aggregate expenses of the fund, exclusive of taxes, brokerage, interest and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the management fee, exceed, with respect to Class Z of the fund, 1-1/2% of the average value of the fund's net assets attributable to its Class Z shares, the fund may deduct from the fees to be paid to BNYIA, or BNYIA will bear, the excess expense. For each fiscal year of the fund, BNYIA will pay or bear such excess on a pro rata basis in proportion to the relative fees otherwise payable pursuant to the fund's agreement with BNYIA. Such deduction or payment, if any, will be estimated, reconciled and effected or paid, as the case may be, on a monthly basis and will be limited to the amount of fees otherwise payable to BNYIA under the fund's agreement with BNYIA.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Stradley Ronon Stevens & Young, LLP, 100 Park Avenue, Suite 2000, New York, New York 10017, serves as counsel to the funds and to the Independent Board Members.

Ernst & Young LLP, One Manhattan West, New York, New York 10001, an independent registered public accounting firm, has been selected to serve as the independent registered public accounting firm for the funds.

PART III

ADDITIONAL INFORMATION ABOUT HOW TO BUY SHARES

See the prospectus and "How to Buy Shares" in Part II of this SAI to determine which sections of the discussion below apply to your fund.

Except as may be otherwise described in "How to Buy Shares—Information Regarding the Offering of Share Classes" in Part II of this SAI or in the prospectus, fund shares may be purchased directly from the fund or through Service Agents that have entered into service agreements with the Distributor. Except for purchases through certain Service Agents, the initial investment must be accompanied by the Account Application. If required information is missing from your Account Application, it may be rejected. If an account is established pending receipt of requested information, it may be restricted to liquidating transactions only and closed if requested information is not received within specified time frames. Subsequent purchase requests may be sent directly to the Transfer Agent or your Service Agent or as otherwise described in the prospectus. Shares of the funds will only be issued against full payment. You will be charged a fee if a check used to purchase fund shares is returned unpayable. The funds issue shares in book entry form only and no longer issue share certificates.

Each fund reserves the right to reject any purchase order. No fund will establish an account for a "foreign financial institution," as that term is defined in Treasury rules implementing Section 312 of the USA PATRIOT Act. Foreign financial institutions include: foreign banks (including foreign branches of U.S. depository institutions); foreign offices of U.S. securities broker-dealers, futures commission merchants and mutual funds; non-U.S. entities that, if they were located in the United States, would be securities broker-dealers, futures commission merchants or mutual funds; and non-U.S. entities engaged in the business of currency dealer or exchanger or money transmitter. No fund will accept cash, travelers' checks or money orders as payment for shares.

Service Agents may impose certain conditions on their clients which are different from those described in the prospectus and this SAI and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees. The availability of certain share classes and/or shareholder services described, as applicable, in the prospectus or this SAI will depend on the policies, procedures and trading platforms of the Service Agent. To be eligible for the share classes, sales charge reductions or waivers, and/or shareholder services described in the prospectus or this SAI, you may need to open a fund account directly with the fund. You should consult your Service Agent in this regard. As discussed under "Management Arrangements—Distributor" in Part III of this SAI, Service Agents may receive revenue sharing payments from BNYIA or the Distributor. The receipt of such payments could create an incentive for a Service Agent to recommend or sell fund shares, instead of other mutual funds for which the Service Agent receives lower or no revenue sharing payments. This potential conflict of interest may be addressed by policies, procedures or practices adopted by the Service Agent. As there may be many different policies, procedures or practices adopted by different Service Agents to address the manner in which compensation is earned through the sale of investments or the provision of related services, the compensation rates and other payment arrangements that may apply to a Service Agent and its representatives may vary by Service Agent. Please contact your Service Agent for details about any payments it may receive in connection with the sale of fund shares or the provision of services to a fund.

The Code imposes various limitations on the amount that may be contributed by fund shareholders to certain Retirement Plans or government sponsored programs. These limitations apply to participants at the Retirement Plan level and, therefore, do not directly affect the amount that may be invested in a fund by a Retirement Plan or government sponsored programs. Participants and Retirement Plan or program sponsors should consult their tax advisors for details.

For BNY Mellon Fixed Income Completion Funds (FICS) — C and BNY Mellon Fixed Income Completion Funds (FICS) — CP, shares of a fund may be purchased on behalf of clients of "wrap fee" programs, separately managed account programs or other similar programs (each, a "Program") where BNYIA, INA or their affiliates has an agreement with the Program's sponsor (the "Program Sponsor"), or directly with the client, to provide advisory and administrative and other similar services for compensation to the Program Sponsors' or direct client accounts (each, a "Program Account"). Each fund is also offered to other BNYIA managed funds. Fund shares may not be purchased directly by individuals.

III-1

Each fund's shares generally are designed to be used in combination with selected individual securities held at the Program Account level as components of an investment strategy for the Program. The funds are intended to enable certain Program investors to achieve greater diversification and/or exposure to certain securities or instruments. Please contact your Program Sponsor (typically a registered investment adviser, bank or broker-dealer) or financial adviser for information regarding investment requirements for investing in a fund through a Program Account, such as how to obtain a client agreement to open a Program Account, the minimum investment amounts (if any) and how to sell (redeem) fund shares.

Investment Minimums

Each fund reserves the right to vary further the initial and subsequent investment minimum requirements at any time.

Except as may be otherwise described in "How to Buy Shares—Investment Minimums" in Part II of this SAI, shares of each fund are offered without regard to the minimum initial investment requirements to fund board members who elect to have all or a portion of their compensation for serving in that capacity automatically invested in the fund.

Small Account Policies

The funds reserve the right to waive any small account policies that are described in the prospectus.

In-Kind Purchases

Funds may, at their discretion, permit the purchases of shares through an "in-kind" exchange of securities. Any securities exchanged must meet the investment objective, policies and limitations of the fund, must have a readily ascertainable market value, must be liquid and must not be subject to restrictions on resale. Securities accepted by a fund will be valued in the same manner as the fund values its assets. Any interest earned on the securities following their delivery to the fund and prior to the exchange will be considered in valuing the securities.

When securities are acquired by the fund, all interest, dividends, subscription or other rights attached to the securities become the property of the fund. The exchange of securities for fund shares may be a taxable transaction to the shareholder. The market value of any securities exchanged, plus any cash, must be at least equal to the fund's minimum initial investment. Shares purchased in exchange for securities generally cannot be redeemed for fifteen days following the exchange in order to allow time for the transfer to settle. For further information about "in-kind" purchases, call 1-800-373-9387 (inside the U.S. only).

Information Pertaining to Purchase Orders

Purchases Through Service Agents (not applicable to money market funds, BNY Mellon Fixed Income Completion Funds (FICS) – C and BNY Mellon Fixed Income Completion Funds (FICS) – CP). The funds have authorized certain Service Agents to serve as Authorized Entities (i.e., as agents for the fund that accept purchase and redemption orders on behalf of the fund). Such Authorized Entities are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the fund. If a Service Agent is an Authorized Entity or an Authorized Entity's designee, the fund will be deemed to have received a purchase or redemption order when such Service Agent or its designee received the order, and the order will be priced at the fund's NAV next calculated after the order is received and accepted by the Service Agent or its designee. Orders submitted through a Service Agent that is not an Authorized Entity are priced at the fund's NAV next calculated after the fund receives the order in proper form from the Service Agent and accepts it, which may not occur on the day the order is submitted to the Service Agent.

For certain Service Agents, payment for the purchase of shares of funds may be transmitted, and must be received by the Transfer Agent, within two business days after the order is placed. If such payment is not received within two business days after the order is placed, the order may be canceled and the Service Agent could be held liable for resulting fees and/or losses.

TeleTransfer Privilege. Except as may be otherwise described in "How to Buy Shares—TeleTransfer Privilege" in Part II of this SAI, you may purchase fund shares by telephone or online if you have supplied the necessary

III-2

information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your fund account. Only a bank account maintained in a domestic financial institution which is an ACH member may be so designated.

TeleTransfer purchase orders may be made at any time. If purchase orders are received prior to the time as of which the fund calculates its NAV (as described in the prospectus) on any day the Transfer Agent and the NYSE are open for regular business, fund shares will be purchased at the public offering price determined on that day. If purchase orders are made after the time as of which the fund calculates its NAV on any day the Transfer Agent and the NYSE are open for regular business, or made on Saturday, Sunday or any fund holiday (e.g., when the NYSE is not open for business) fund shares will be purchased at the public offering price determined on the next bank business day following such purchase order. To qualify to use the TeleTransfer Privilege, the initial payment for purchase of shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be sent to an account at any other bank, the request must be in writing and signature-guaranteed as described below under "Additional Information About How to Redeem Shares—Share Certificates; Medallion Signature Guarantees." See "Additional Information About How to Redeem Shares—TeleTransfer Privilege" below for more information. TeleTransfer Privilege enables investors to make regularly scheduled investments and may provide investors with a convenient way to invest over time, but does not guarantee a profit and will not protect an investor against loss in a declining market.

Reopening an Account. You may reopen an account in a fund that you previously closed without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information in the old Account Application is still applicable. During the second calendar year after your account was closed, you may be eligible to reopen such account for part of that calendar year. Please call 1-800-373-9387 (inside the U.S. only) or contact your financial representative for availability or options before seeking to invest in such account. You cannot at any time reopen an account that you closed in a fund, or in a share class of a fund, that previously was closed to new investment accounts.

Multi-Class Funds. When purchasing shares of a Multi-Class Fund, you must specify which class is being purchased. In many cases, neither the Distributor nor the Transfer Agent will have the information necessary to determine whether a quantity discount or reduced sales load is applicable to a purchase. You or your Service Agent must notify the fund or the Distributor whenever a quantity discount or reduced sales load is applicable to a purchase and must provide the fund or the Distributor with sufficient information at the time of purchase to verify that each purchase qualifies for the privilege or discount.

Service Agents may receive different levels of compensation for selling different classes of shares of the Multi-Class Funds, which may depend on, among other things, the type of investor and the policies, procedures and practices adopted by your Service Agent.

Class A. Except as may be otherwise described in the prospectus or in "How to Buy Shares—Class A" in Part II of this SAI, the public offering price for Class A shares of each Multi-Class Fund that is an equity fund is the NAV per share of that class plus a sales load as shown below:

Total Sales Load*—Class A Shares
Amount of Transaction	As a % of offering price per share	As a % of NAV per share	Dealers' reallowance as a % of offering price

Less than $50,000	5.75	6.10	5.00

$50,000 to less than $100,000	4.50	4.71	3.75

$100,000 to less than $250,000	3.50	3.63	2.75

$250,000 to less than $500,000	2.50	2.56	2.25

$500,000 to less than $1,000,000	2.00	2.04	1.75

III-3

$1,000,000 or more	-0-	-0-	-0-

____________________________
*Due to rounding, the actual sales load you pay may be more or less than that calculated using these percentages.

Shareholders of a Multi-Class Fund who received Class A shares of the fund in exchange for their Old Class T shares of the fund on February 4, 2009, may purchase Class A shares of the fund directly from the fund, for accounts maintained with the fund, at the NAV per share of Class A of the fund. Old Class T shares are no longer offered by any Multi-Class Fund.

Except as may be otherwise described in the prospectus or in "How to Buy Shares—Class A" in Part II of this SAI, the public offering price for Class A shares of each Multi-Class Fund that is a bond fund is the NAV per share of that class plus a sales load as shown below:

Total Sales Load*—Class A Shares
Amount of Transaction	As a % of offering price per share	As a % of NAV per share	Dealers' reallowance as a % of offering price

Less than $50,000	4.50	4.71	4.25

$50,000 to less than $100,000	4.00	4.17	3.75

$100,000 to less than $250,000	3.00	3.09	2.75

$250,000 to less than $500,000	2.50	2.56	2.25

$500,000 to less than $1,000,000	2.00	2.04	1.75

$1,000,000 or more	-0-	-0-	-0-

___________________________
*Due to rounding, the actual sales load you pay may be more or less than that calculated using these percentages.

Class A shares of a Multi-Class Fund purchased without an initial sales load as part of an investment of $1,000,000 or more may be assessed at the time of redemption a 1% CDSC if redeemed within one year of purchase. The Distributor may pay Service Agents an up-front commission of up to 1% of the NAV of Class A shares purchased by their clients as part of a $1,000,000 or more investment in Class A shares that are subject to a CDSC. If the Service Agent waives receipt of such commission, the CDSC applicable to such Class A shares will not be assessed at the time of redemption.

• Class A Shares Offered at NAV. Full-time employees of member firms of FINRA and full-time employees of other Service Agents may purchase Class A shares for themselves directly or pursuant to an employee benefit plan or other program (if fund shares are offered to such plans or programs), or for their spouses or minor children, at NAV without a sales load, provided they have furnished the fund or the Distributor with such information as it may request from time to time in order to verify eligibility for this privilege. In addition, Class A shares are offered at NAV to full-time or part-time employees of BNYIA or any of its affiliates or subsidiaries, directors of BNYIA, board members of a fund advised by BNYIA or its affiliates, or the spouse, domestic partner or minor child of any of the foregoing. Additional information about purchasing Class A shares at NAV is in the prospectus.

• Dealer Reallowance. The dealer reallowance provided with respect to Class A shares may be changed from time to time but will remain the same for all dealers. The Distributor, at its own expense, may provide additional promotional incentives to dealers that sell shares of funds advised or administered by BNYIA which are sold with a sales load, such as Class A shares. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of such shares. See "Management Arrangements—Distributor" below.

III-4

• Rights of Accumulation. Except as may be otherwise described in the prospectus or in "How to Buy Shares—Rights of Accumulation" in Part II of this SAI, reduced sales loads apply to any purchase of Class A shares by you and any related Purchaser where the aggregate investment including such purchase is $50,000 or more. If, for example, you previously purchased and still hold Eligible Shares, or combination thereof, with an aggregate current market value of $40,000 and subsequently purchase Class A shares of such fund having a current value of $20,000, the sales load applicable to the subsequent purchase would be the sales load in effect for a transaction in the range of $50,000 to less than $100,000. All present holdings of Eligible Shares may be combined to determine the current offering price of the aggregate investment in ascertaining the sales load applicable to each subsequent purchase.

To qualify for reduced sales loads, at the time of purchase you or your Service Agent must notify the fund or the Distributor if orders are made by wire or the Transfer Agent if orders are made by mail. The reduced sales load is subject to confirmation of your holdings through a check of appropriate records.

Class C. The public offering price for Class C shares is the NAV per share of that class. No initial sales charge is imposed at the time of purchase. A CDSC is imposed, however, on redemptions of Class C shares made within the first year of purchase. See "Additional Information About How to Redeem Shares—Contingent Deferred Sales Charge—Multi-Class Funds—Class C" below.

Class I. The public offering price for Class I shares is the NAV per share of that class.

Shareholders who received Class I shares of a fund in exchange for Class Y shares of a corresponding Acquired Fund as a result of the reorganization of such Acquired Fund may purchase directly from the fund, for accounts maintained with the fund, Class I shares of any fund in the BNY Mellon Family of Funds whether or not they would otherwise be eligible to do so. Additional information about eligibility to purchase Class I shares is in the prospectus and may be in Part II of this SAI.

Institutions effecting transactions in Class I shares for the accounts of their clients may charge their clients direct fees in connection with such transactions.

Class Y. The public offering price for Class Y shares is the NAV per share of that class. The fund, BNYIA or the Distributor or their affiliates will not make any shareholder servicing, sub-transfer agency, administrative or recordkeeping payments with respect to Class Y shares. In addition, neither BNYIA nor the Distributor nor their affiliates will provide any "revenue sharing" payments with respect to Class Y shares, except that the Distributor may make payments to financial intermediaries for services rendered in connection with technology and programming set-up, dealer platform development and maintenance or similar services.

All Other Funds and Share Classes. The public offering price is the NAV per share of the class. Service Agents purchasing fund shares on behalf of their clients determine the share classes available for their clients.  Accordingly, the availability of shares of a particular class will depend on the policies, procedures and trading platforms of your Service Agent.  Service Agents may receive different levels of compensation for selling different classes of shares of a fund. Please consult your Service Agent.

Information Relating to Purchase Orders (money market funds only)

Timing of Orders. Shares of each fund are sold on a continuous basis at the NAV per share next determined after an order is received "in proper form."

For each Government MMF and Retail MMF, an order to purchase shares received by the fund will be deemed to be "in proper form" if the fund receives Federal Funds or other immediately available funds promptly thereafter. Unless other arrangements have been made in advance, the fund generally expects to receive the funds within two hours after the order is received by the fund or an Authorized Entity or by 6:00 p.m., Eastern time, whichever is earlier.

If you do not remit Federal Funds, your payment must be converted into Federal Funds. This usually occurs within one business day of receipt of a bank wire and within two business days of receipt of a check drawn on a member

III-5

bank of the Federal Reserve System. Checks drawn on banks which are not members of the Federal Reserve System may take considerably longer to convert into Federal Funds. Prior to receipt of Federal Funds, your money will not be invested in the fund.

Orders Placed Through Authorized Entities. For each Government MMF and Retail MMF, financial intermediaries may serve as Authorized Entities (i.e., as agents for the fund that accept purchase and redemption orders on behalf of the fund). Such Authorized Entities are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the fund. If a financial intermediary is an Authorized Entity or an Authorized Entity's designee, the fund will be deemed to have received a purchase or redemption order when such financial intermediary or its designee receives the order, and the order will be priced at the fund's NAV next calculated after the order is received and accepted by the financial intermediary or its designee. Orders submitted through a financial intermediary that is not an Authorized Entity are priced at the fund's NAV next calculated after the fund receives the order in proper form from the financial intermediary and accepts it, which may not occur on the day the order is submitted to the financial intermediary.

Orders (other than those from certain Retirement Plans that are Authorized Entities) submitted through financial intermediaries are priced at the fund's NAV next calculated after the fund receives the order in proper form from the intermediary and accepts it, which may not occur on the day the order is submitted to the intermediary.

If a financial intermediary serves as an Authorized Entity of a Retail MMF or a Government MMF and accepts trade orders on the fund's behalf, the Authorized Entity must record (i.e., "time stamp") the time of its acceptance of such trade orders. If the Authorized Entity fails to time stamp orders received in a manner satisfactory to the fund, such orders will be deemed received when they are received by the fund.

Converting Shares

Under certain circumstances, shares of a fund with more than one class may be converted from one class of shares to another class of shares of the same fund. The aggregate dollar value of the shares of the class received upon any such conversion will equal the aggregate dollar value of the converted shares on the date of the conversion. An investor whose fund shares are converted from one class to another class will not realize taxable gain or loss as a result of the conversion.

Taxpayer ID Number

Federal regulations require that you provide a certified taxpayer identification number ("TIN") upon opening or reopening an account. See the Account Application for further information concerning this requirement. Failure to furnish a certified TIN could subject you to a $50 penalty imposed by the IRS.

Frequent Purchases and Exchanges (not applicable to money market funds, BNY Mellon Fixed Income Completion Funds (FICS) – C, and BNY Mellon Fixed Income Completion Funds (FICS) – CP)

The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to a fund's performance and its shareholders. If fund management determines that an investor is following an abusive investment strategy, it may reject any purchase request, or terminate the investor's exchange privilege, with or without prior notice. Such investors also may be barred from purchasing shares of other funds in the BNY Mellon Family of Funds. Accounts under common ownership or control may be considered as one account for purposes of determining a pattern of excessive or abusive trading. In addition, a fund may refuse or restrict purchase or exchange requests for fund shares by any person or group if, in the judgment of fund management, the fund would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the fund receives or anticipates receiving simultaneous orders that may significantly affect the fund. If an exchange request is refused, the fund will take no other action with respect to the fund shares (i.e., shares will not be redeemed) until it receives further instructions from the investor. While a fund will take reasonable steps to prevent excessive short-term trading deemed to be harmful to the fund, it may not be able to identify excessive trading conducted through certain financial intermediaries or omnibus accounts.

III-6

Transactions made through Automatic Withdrawal Plan, Auto-Exchange Privileges, automatic investment plans (including Automatic Asset Builder), automatic non-discretionary rebalancing programs, minimum required retirement distributions and investments through certain third party programs for individual investors approved by the fund generally are not considered to be frequent trading. For employer-sponsored benefit plans, generally only participant-initiated exchange transactions are subject to the roundtrip limit.

ADDITIONAL INFORMATION ABOUT HOW TO REDEEM SHARES

See the prospectus or "How to Redeem Shares" in Part II of this SAI for fund-specific and other information about the redemption of fund shares.

Except as may be otherwise described in "How to Redeem Shares" in Part II of this SAI, each fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the SEC. "Proper form" includes, for example, receipt of documentation deemed by the fund to be sufficient to evidence authority to redeem shares in the account, which for certain shareholders includes receipt of a manually executed (i.e., not photocopy) Account Application and related documentation. If you have purchased fund shares by check (including a certified or cashier's check), by TeleTransfer Privilege or through Automatic Asset Builder and subsequently submit a written redemption request to the Transfer Agent, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares or until the fund receives verification of clearance of the funds used to purchase such shares, whichever is earlier. In addition, the fund will not honor redemption checks under the Checkwriting Privilege, and will not process wire, online or TeleTransfer redemption requests for up to eight business days following the purchase of those shares or until the fund receives verification of clearance of the funds used to purchase the shares for which the redemption is requested, whichever is earlier. These procedures will not apply if your shares were purchased by wire payment, or if you otherwise have a sufficient collected balance in your account to cover the redemption request.

If you hold shares of more than one class of a fund with more than one class, any request for redemption must specify the class of shares being redeemed. If you fail to specify the class of shares to be redeemed or if you own fewer shares of the class than specified to be redeemed, the redemption request may be delayed until the Transfer Agent receives further instructions from you or your Service Agent.

Except as may be otherwise described in "How to Redeem Shares" in Part II of this SAI, the Wire Redemption Privilege, TeleTransfer Privilege, the Telephone Exchange Privilege and wires initiated by telephone as disclosed in a fund's prospectus authorize the Transfer Agent to act on telephone (including over the Express voice-activated account access system), letter or online instructions, as applicable, from any person representing himself or herself to be you, or a representative of your Service Agent, and reasonably believed by the Transfer Agent to be genuine. The fund will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if it does not follow such procedures, the fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the fund nor the Transfer Agent will be liable for following telephonic instructions reasonably believed to be genuine.

During times of drastic economic or market conditions, you may experience difficulty in contacting the Transfer Agent by telephone or online to request a redemption or exchange of fund shares. In such cases, you should consider using the other redemption procedures described herein. Use of these other redemption procedures may result in your redemption request being processed at a later time than it would have been if telephonic redemption had been used. During the delay the NAV of non-money market funds may fluctuate.

Contingent Deferred Sales Charge—Multi-Class Funds

Class C. A CDSC of 1% payable to the Distributor is imposed on any redemption of Class C shares within one year of the date of purchase. No CDSC will be imposed to the extent that the NAV of the Class C shares redeemed does not exceed (i) the current NAV of Class C shares of the fund acquired through reinvestment of fund dividends or capital gain distributions, plus (ii) increases in the NAV of your Class C shares above the dollar amount of all your payments for the purchase of Class C shares held by you at the time of redemption.

If the aggregate value of Class C shares redeemed has declined below their original cost as a result of the fund's

III-7

performance, a CDSC may be applied to the then-current NAV rather than the purchase price.

In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing Class C shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in NAV of Class C shares above the total amount of payments for the purchase of Class C shares made during the preceding year; and finally, of amounts representing the cost of shares held for the longest period.

For example, assume an investor purchased 100 shares of the fund at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired five additional shares through the reinvestment of fund dividends. Within a year after the purchase the investor decided to redeem $500 of the investment. Assuming at the time of the redemption the NAV had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the value of the reinvested dividend shares and the amount which represents appreciation ($260). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 1% for a total CDSC of $2.40.

Waiver of CDSC. Except as otherwise may be provided in the prospectus, the CDSC may be waived in connection with (a) redemptions made within one year after the death or disability, as defined in Section 72(m)(7) of the Code, of the shareholder, (b) redemptions by Retirement Plans, provided that the shares being redeemed were purchased through a financial intermediary that performs recordkeeping or other administrative services for the Retirement Plan, or were purchased directly from the fund, (c) redemptions as a result of a combination of any investment company with the fund by merger, acquisition of assets or otherwise, (d) redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code and (e) redemptions pursuant to Automatic Withdrawal Plan, as described under "Additional Information About Shareholder Services—Automatic Withdrawal Plan" in Part III of this SAI. If a fund's board determines to discontinue the waiver of the CDSC, the disclosure herein will be revised appropriately. Any fund shares subject to a CDSC which were purchased prior to the termination of such waiver will have the CDSC waived as provided in the fund's prospectus or this SAI at the time of the purchase of such shares.

To qualify for a waiver of the CDSC, at the time of redemption you must notify the Transfer Agent or, if you are a client of a Service Agent or other financial intermediary, you must notify the Service Agent or financial intermediary and then the Service Agent or financial intermediary in turn must notify the Distributor. Any such qualification is subject to confirmation of your eligibility.

Redemption Through an Authorized Entity

Except as may be otherwise described in "How to Redeem Shares" in Part II of this SAI, redemption orders received by an Authorized Entity (i.e., an agent for the fund that accepts purchase and redemption orders on behalf of the fund), or an Authorized Entity's designee, by the close of trading on the floor of the NYSE on any business day and transmitted to the Distributor or its designee in accordance with the Authorized Entity's agreement with the Distributor are effected at the price determined as of the close of trading on the floor of the NYSE on that day. Otherwise, the shares will be redeemed at the next determined NAV. It is the responsibility of the Authorized Entity or its designee to transmit orders on a timely basis. The Authorized Entity may charge the shareholder a fee for executing the order.

Checkwriting Privilege

Certain funds provide redemption checks ("Checks") upon request after opening an account. If you request checkwriting privileges, allow approximately two weeks after the fund's receipt of your initial investment for receipt of your Checks. Checks will be sent only to the registered owner(s) of the account and only to the address of record. The Checkwriting Privilege may be established for an existing account by a separate signed Shareholder Services Form. The Account Application or Shareholder Services Form must be manually signed by the registered owner(s). Checks are drawn on your fund account and, except as may be otherwise described in "How to Redeem Shares" in Part II of this SAI, may be made payable to the order of any person in the amount of $500 or more. When a Check is presented to the Transfer Agent for payment, the Transfer Agent, as your agent, will cause the fund to redeem a sufficient number of full and fractional shares in your account to cover the amount of the Check. Potential fluctuations in the NAV of a non-money market fund should be considered in determining the amount of a Check.

III-8

Dividends are earned until the Check clears. After clearance, a copy of the Check will be returned to you. You generally will be subject to the same rules and regulations that apply to checking accounts, although the election of this privilege creates only a shareholder-transfer agent relationship with the Transfer Agent.

Except as may be otherwise described in "How to Redeem Shares" in Part II of this SAI, Checks are free but the Transfer Agent will impose a fee for stopping payment of a Check upon your request or if the Transfer Agent cannot honor a Check due to insufficient funds or other valid reason. If the amount of the Check is greater than the value of the shares in your account, the Check will be returned marked "insufficient funds." Checks should not be used to close your account.

You should date your Checks with the current date when you write them. Please do not postdate your Checks. If you do, the Transfer Agent will honor, upon presentment, even if presented before the date of the Check, all postdated Checks which are dated within six months of presentment for payment if they are otherwise in good order. If you hold shares in an IRA sponsored by BNYIA or its affiliates, you may be permitted to make withdrawals from your IRA account using checks furnished to you for this purpose.

Except with respect to money market funds, the Checkwriting Privilege will be terminated immediately, without notice, with respect to any account which is, or becomes, subject to backup withholding on redemptions. Any Check written on an account which has become subject to backup withholding on redemptions will not be honored by the Transfer Agent. Institutional Direct accounts are not eligible for the Checkwriting Privilege.

Wire Redemption Privilege

Except as may be otherwise described under "How to Redeem Shares—Wire Redemption Privilege" in Part II of this SAI, by using this privilege, you authorize the fund and the Transfer Agent to act on telephone, letter or online redemption instructions from any person representing himself or herself to be you, or a representative of your Service Agent, and reasonably believed by the fund or the Transfer Agent to be genuine. Ordinarily, a fund other than a money market fund will initiate payment for shares redeemed pursuant to the Wire Redemption Privilege on the next business day if the Transfer Agent receives a redemption request in proper form prior to the time as of which the fund calculates its NAV (as described in the prospectus); for a money market fund that receives a redemption request in proper form prior to the time as of which the fund calculates its NAV, payment will be initiated the same day and the shares will not receive the dividend declared on that day.

Except as may be otherwise described under "How to Redeem Shares—Wire Redemption Privilege" in Part II of this SAI, redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by you on the Account Application or Shareholder Services Form, or to a correspondent bank if your bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and borne by the investor. Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to your bank account. To change the commercial bank or account designated to receive redemption proceeds, a written request signed by each shareholder on the account must be sent to the Transfer Agent. Shares held in an Education Savings Account may not be redeemed through the Wire Redemption Privilege.

Redemption through Compatible Computer Systems

Certain funds make available to institutions the ability to redeem shares through compatible computer systems. Investors desiring to redeem shares in this manner should call 1-800-373-9387 (inside the U.S. only) to determine whether their computer facilities are compatible and to receive instructions for redeeming shares in this manner.

TeleTransfer Privilege

Except as may be otherwise described in "How to Redeem Shares" in Part II of this SAI, you may request by telephone (for regular accounts or IRAs) or online (for regular accounts only) that redemption proceeds ($500 minimum) be transferred between your fund account and your bank account. Except as may be otherwise described in "How to Redeem Shares" in Part II of this SAI or in the prospectus, transaction fees do not apply to TeleTransfer redemptions. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. You should be aware that if you have selected the TeleTransfer Privilege, any request for a

III-9

TeleTransfer transaction will be effected through the ACH system unless more prompt transmittal specifically is requested. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two business days after receipt of the redemption request. Shares held in an Education Savings Account may not be redeemed through the TeleTransfer Privilege. See "Additional Information About How to Buy Shares—TeleTransfer Privilege" above.

Reinvestment Privilege

You may reinvest up to the number of Class A shares of a Multi-Class Fund you have redeemed at the then-prevailing NAV without a sales load, or reinstate your account for the purpose of exercising Fund Exchanges. Upon reinstatement, if such shares were subject to a CDSC, your account will be credited with an amount equal to the CDSC previously paid upon redemption of the shares reinvested. The Reinvestment Privilege may be exercised only once and your reinvestment request must be received in writing by the fund within 45 days of redemption.

Share Certificates; Medallion Signature Guarantees

Share Certificates. Each fund issues shares in book entry form only and no longer issues share certificates. Beginning March 2, 2026, any remaining certificates representing fund shares will be considered null and void and the shares will be converted to book-entry form and deposited into your account. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed.

Medallion Signature Guarantees. Certain financial transactions may require signature guarantees. The Transfer Agent has adopted standards and procedures pursuant to which signature guarantees in proper form generally will be accepted from participants in the NYSE Medallion Signature Program, the Securities Transfer Agents Medallion Program (STAMP) or the Stock Exchanges Medallion Program (SEMP). Guarantees must be signed by an authorized signatory of the guarantor. No other types of signature guarantees will be accepted. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.

Redemption Commitment

Each fund has committed itself to pay in cash all redemption requests by any fund shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemption from the fund in excess of such amount, the fund reserves the right to make an In-Kind Redemption. Each fund has adopted policies and procedures regarding how and when it will make In-Kind Redemptions. Generally, an In-Kind Redemption may be made under the following circumstances: (1) (i) BNYIA determines that an In-Kind Redemption is more advantageous to a fund (e.g., due to advantageous tax consequences or lower transaction costs) than selling/purchasing portfolio securities, or the redeeming shareholder has requested an In-Kind Redemption, (ii) BNYIA determines that an In-Kind Redemption will not favor the redeeming shareholder to the detriment of any other shareholder or the fund and (iii) BNYIA determines that an In-Kind Redemption is in the best interests of the fund; (2) to manage "liquidity risk" (as defined in Rule 22e-4(a)(11) under the 1940 Act); (3) in stressed market conditions; or (4) subject to the approval of the fund's board, including a majority of the Independent Board Members, in other circumstances identified by BNYIA. In such event, the securities would be valued in the same manner as the fund's portfolio is valued. If the recipient sells such securities, brokerage charges would be incurred.

Suspension of Redemptions

The right of redemption may be suspended or the date of payment postponed (a) during any period when the NYSE is closed (other than customary weekend and holiday closings), (b) when the SEC determines that trading in the markets a fund ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of the fund's investments or determination of its NAV is not reasonably practicable or (c) for such other periods as the SEC by order may permit to protect fund shareholders.

Fund Liquidation (money market funds only)

III-10

A money market fund also may permanently suspend redemptions and liquidate the fund if, among other reasons, the fund, at the end of a business day, (i) has less than 10% of its total assets invested in Weekly Liquid Assets, or, for a Government MMF or a Retail MMF, the fund's price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest one percent, has deviated from $1.00, or the board, including the Independent Board Members, determines that such a deviation is likely to occur, and (ii) the fund's board, including the Independent Board Members, irrevocably has approved the liquidation of the fund. In the event that the board approves liquidation of the fund, the sale of fund shares will be discontinued, and the redemption of shares will be suspended following notice to the SEC and upon the filing of a supplement to the fund's prospectus(es), summary prospectus(es) and SAI advising of the liquidation. BNYIA will then commence the orderly liquidation of the fund's portfolio securities, following which the fund's net assets will be distributed to shareholders pursuant to a plan of liquidation adopted by the board. More information about the timing and other details of a fund's liquidation would be made available to fund shareholders following board approval.

ADDITIONAL INFORMATION ABOUT SHAREHOLDER SERVICES

See "Shareholder Services" in Part II of this SAI to determine which sections of the discussion below apply to your fund.

Automatic Asset Builder, the Payroll Savings Plan and Government Direct Deposit Privilege enable investors to make regularly scheduled investments and may provide these investors with a convenient way to invest for long-term financial goals, but do not guarantee a profit and will not protect an investor against loss in a declining market.

Shareholder Services Forms and prospectuses of the funds may be obtained by visiting www.bny.com/investments or, for money market funds, www.dreyfus.com, or by calling 1-800-373-9387 (inside the U.S. only). To modify or terminate your participation in a service, call 1-800-373-9387 (inside the U.S. only). Except as otherwise stated, the shareholder services described below may be modified or terminated at any time.

Fund Exchanges

You should obtain and review the prospectus of the fund and class, if applicable, into which an exchange is being made. Upon exchanging into a new account, the following shareholder services and privileges, as applicable, will be automatically carried over to the fund into which the exchange is made: Fund Exchanges, Checkwriting Privilege, TeleTransfer Privilege, Wire Redemption Privilege and the dividends and distributions payment options (except Dividend Sweep) selected by you.

The funds reserve the right to reject any exchange request in whole or in part. If an exchange request is refused (such as when the investor is not eligible to invest in the fund into which the investor is seeking to exchange or if such fund has suspended purchases), the fund will take no other action with respect to the fund shares (i.e., shares will not be redeemed) until it receives further instructions from the investor. Fund Exchanges and the Auto-Exchange Privilege are available to investors resident in any state in which shares of the fund being acquired may legally be sold. Shares may be exchanged only between accounts having certain identical identifying designations. The Fund Exchanges service or the Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

Funds other than the Cash Management Funds, the Institutional Preferred Funds, BNY Dreyfus Money Market Fund, and BNY Dreyfus Stablecoin Reserves Fund. Except as may be otherwise described in "Shareholder Services" in Part II of this SAI, you or clients of certain Service Agents may purchase, in exchange for shares of a fund, shares of the same class, or another class in which you are eligible to invest, of another fund in the BNY Mellon Family of Funds. However, if you hold fund shares through financial intermediary brokerage platforms, you may only exchange fund shares for shares of the same class of another fund in the BNY Mellon Family of Funds.

Cash Management Funds, the Institutional Preferred Funds and BNY Dreyfus Money Market Fund. Shares of a fund may be exchanged as set forth in the prospectus. Independence Point shares of BNY Dreyfus Government Cash Management Fund do not offer exchange privileges.

BNY Dreyfus Stablecoin Reserves Fund, BNY Mellon Fixed Income Completion Funds (FICS) – C and BNY Mellon Fixed Income Completion Funds (FICS) – CP. The funds do not offer exchange privileges.

III-11

All funds other than BNY Dreyfus Stablecoin Reserves Fund, BNY Mellon Fixed Income Completion Funds (FICS) – C and BNY Mellon Fixed Income Completion Funds (FICS) – CP. You should review carefully the current prospectus of the fund from which your shares were exchanged and, if applicable, into which shares are exchanged to determine the sales load or CDSC chargeable upon the redemption of the shares and for information on conversion features. Shares of funds purchased by exchange will be purchased on the basis of relative NAV per share as follows:

A. Exchanges for shares of funds offered without a sales load will be made without a sales load.

B. Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

C. Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.

D. Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference may be deducted.

E. Shares of funds subject to a CDSC that are exchanged for shares of another fund will be subject to the higher applicable CDSC of the two funds, and, for purposes of calculating CDSC rates and conversion periods, if any, will be deemed to have been held since the date the shares being exchanged were initially purchased.

To accomplish an exchange under item D above, you or your Service Agent acting on your behalf must notify the Transfer Agent of your prior ownership of fund shares and your account number. Any such exchange is subject to confirmation of your holdings through a check of appropriate records.

Except as may be otherwise described in "Shareholder Services" in Part II of this SAI or in the prospectus, to request an exchange, you, or a Service Agent acting on your behalf, may give exchange instructions to the Transfer Agent in writing, by telephone or online. Except as may be otherwise described in "Shareholder Services" in Part II of this SAI, by using this privilege, you authorize the fund and the Transfer Agent to act on telephone or online instructions (including over the Express voice-activated account access system) from any person representing himself or herself to be you or a representative of your Service Agent and reasonably believed by the fund or the Transfer Agent to be genuine. Exchanges may be subject to limitations as to the amount involved or the number of exchanges permitted. Shares issued in certificate form are not eligible for telephone or online exchange. Unless otherwise stated in the prospectus, no fees currently are charged to shareholders directly in connection with exchanges, although the funds reserve the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the SEC.

When establishing a new account by exchange, the shares being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made (and the investor must otherwise be eligible to invest in the class of shares being purchased).

During times of drastic economic or market conditions, Fund Exchanges may be temporarily suspended without notice, and exchange requests may be treated based on their separate components—redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at the fund's next determined NAV, but the purchase order would be effective only at the NAV next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.

Class A or Class C shares of a Multi-Class Fund. You also may exchange your Class A or Class C shares of a Multi-Class Fund that are subject to a CDSC ("CDSC Shares") for Wealth shares of BNY Dreyfus Government Cash Management (the "BNY Dreyfus Government Fund"), a money market fund managed by BNYIA. Such

III-12

shares will be held in a special account of Wealth shares of the BNY Dreyfus Government Fund (an Exchange Account). Exchanges of shares from an Exchange Account only can be made into certain other funds managed or administered by BNYIA. No CDSC is charged when an investor exchanges into an Exchange Account; however, the applicable CDSC will be imposed when shares are redeemed from an Exchange Account or other applicable fund account. Upon redemption, the applicable CDSC will be calculated without regard to the time such shares were held in an Exchange Account. See "How to Redeem Shares" in Part II of this SAI. Redemption proceeds for Exchange Account shares are paid by federal wire or check only. Exchange Account shares also are eligible for the Auto-Exchange Privilege and the Automatic Withdrawal Plan, each of which is described below. Investors may obtain a copy of the prospectus for Wealth shares of the BNY Dreyfus Government Fund by calling 1-800-373-9387 (inside the U.S. only).

Shares Received by Exchange From Class B Shares. Holders of Class A shares of a Multi-Class Fund received by conversion from Class B shares on the Effective Date may exchange such shares for Class A shares or no-load shares or classes of other funds managed or administered by BNYIA, without the imposition of a front-end sales load or CDSC.

Class J shares of BNY Mellon Balanced Opportunity Fund.  You may exchange your Class J shares of BNY Mellon Balanced Opportunity Fund for Premier, Service or Wealth shares of the BNY Dreyfus Government Fund, BNY Dreyfus Money Market Fund or BNY Dreyfus Treasury Cash Management, money market funds managed by BNYIA.  Such shares will be held in a special account of such fund (an Exchange Account).  Exchanges of shares from an Exchange Account only can be made into certain other funds managed or administered by BNYIA.  See "How to Redeem Shares" in Part II of this SAI.  Investors may obtain a copy of the prospectuses for Premier, Service or Wealth shares of the respective funds by calling 1-800-373-9387 (inside the U.S. only).

Class Y Shares. Class Y shares of a fund have established an exchange privilege between Class Y shares of other funds in the BNY Mellon Family of Funds, as well as between Premier shares of BNY Dreyfus Money Market Fund, provided that, with respect to exchanges of Premier shares, the investor meets the eligibility requirements for investing in Class Y shares.

Exchanges of Class I or Class Y Shares Held by a Retirement Plan. Exchanges of Class I or Class Y shares held by a Retirement Plan may be made only between the investor's Retirement Plan account in one fund and such investor's Retirement Plan account in another fund.

Auto-Exchange Privilege. Auto-Exchange Privilege, which is available for existing accounts only, permits you to purchase (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of a fund, shares of the same class, or another class in which you are eligible to invest, of another fund in the BNY Mellon Family of Funds of which you are a shareholder. However, if you hold fund shares through financial intermediary brokerage platforms, you may only exchange fund shares for shares of the same class of another fund in the BNY Mellon Family of Funds. The amount you designate, which can be expressed either in terms of a specific dollar or share amount ($100 minimum), will be exchanged automatically on the first and/or fifteenth day of the month according to the schedule you have selected. With respect to Class I shares held by a Retirement Plan, exchanges may be made only between the investor's Retirement Plan account in one fund and such investor's Retirement Plan account in another fund. Shares will be exchanged on the basis of relative NAV as described above under "Fund Exchanges." Enrollment in or modification or cancellation of this privilege is effective three business days following notification by you. Shares held under IRAs and Retirement Plans are eligible for this privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to Retirement Plan accounts, exchanges may be made only among those accounts. Shares in certificate form are not eligible for this privilege.

Automatic Asset Builder

Automatic Asset Builder permits you to purchase fund shares (minimum of $100 and a maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

Government Direct Deposit Privilege

III-13

Government Direct Deposit Privilege enables you to purchase fund shares (minimum of $100 and maximum of $50,000 per transaction) by having federal salary, Social Security or certain veterans, military or other payments from the U.S. government automatically deposited into your fund account. When selecting this service for a fund other than a money market fund, you should consider whether Direct Deposit of your entire payment into a fund with a fluctuating NAV may be appropriate for you.

Payroll Savings Plan

Payroll Savings Plan permits you to purchase fund shares (minimum of $100 per transaction) automatically on a regular basis. Depending upon your employer's direct deposit program, you may have part or all of your paycheck transferred to your existing fund account electronically through the ACH system at each pay period. To establish a Payroll Savings Plan account, you must file an authorization form with your employer's payroll department. It is the sole responsibility of your employer to arrange for transactions under the Payroll Savings Plan. Shares held through a Retirement Plan are not eligible for this privilege.

Dividend Options

Dividend Sweep. Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from a fund in shares of the same class, or another class in which you are eligible to invest, of another fund in the BNY Mellon Family of Funds. However, if you hold fund shares through financial intermediary brokerage platforms, you may invest automatically your dividends or dividends and capital gain distributions, if any, from a fund only in shares of the same class of another fund in the BNY Mellon Family of Funds. Shares held through a Coverdell Education Savings Account sponsored by BNYIA or its affiliates are not eligible for this privilege. Identically registered existing IRA accounts (other than Coverdell Education Savings Accounts sponsored by BNYIA or its affiliates) are eligible for this privilege. Shares of the other funds purchased pursuant to this privilege will be purchased on the basis of relative NAV per share as follows:

A. Dividends and distributions paid by a fund may be invested without a sales load in shares of other funds offered without a sales load.

B. Dividends and distributions paid by a fund that does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.

C. Dividends and distributions paid by a fund that charges a sales load may be invested in shares of other funds sold with a sales load (Offered Shares), but if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or distributions are being swept (without giving effect to any reduced loads), the difference may be deducted.

D. Dividends and distributions paid by a fund may be invested in shares of other funds that impose a CDSC and the applicable CDSC, if any, will be imposed upon redemption of such shares.

Dividend ACH. Dividend ACH permits you to transfer electronically dividends or dividends and capital gain distributions, if any, from a fund to a designated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. Banks may charge a fee for this service.

Automatic Withdrawal Plan

The Automatic Withdrawal Plan permits you to request withdrawal of a specified dollar amount (minimum of $50) on a specific day each month, quarter or semi-annual or annual period if you have a $5,000 minimum account. Automatic Withdrawal Plan transactions that fall on a non-business day generally will be processed on the next business day. However, when the next business day is part of a new month, the transaction will be processed on the previous business day. For example, if you request that Automatic Withdrawal Plan transactions be processed on the 30th day of each month, and June 30th falls on a Sunday, the transaction will be processed on June 28th.

Withdrawal payments are the proceeds from sales of fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and distributions, your shares will be reduced and eventually may be depleted. The Automatic Withdrawal Plan may be established by completing an Automatic Withdrawal Form which

III-14

you can obtain by calling 1-800-373-9387 (inside the U.S. only), visiting www.bny.com/investments or, for money market funds, www.dreyfus.com or contacting your financial representative. For instructions on how to establish automatic withdrawals to sell shares in an IRA account, please call 1-800-373-9387 (inside the U.S. only) or contact your financial representative. Shares for which share certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

No CDSC will be imposed on withdrawals made under the Automatic Withdrawal Plan, provided that any amount withdrawn under the plan does not exceed on an annual basis 12% of the greater of (1) the account value at the time of the first withdrawal under the Automatic Withdrawal Plan or (2) the account value at the time of the subsequent withdrawal. Withdrawals under the Automatic Withdrawal Plan of shares that are otherwise subject to a CDSC that exceed such amounts will be subject to the applicable CDSC.

Certain Retirement Plans, including Retirement Plans sponsored by BNYIA or its affiliates, may permit certain participants to establish an automatic withdrawal plan from such Retirement Plans. Participants should consult their Retirement Plan sponsor and tax advisor for details. Such a withdrawal plan is different than the Automatic Withdrawal Plan.

Letter of Intent—Class A Shares

Except as may be otherwise described in the prospectus, by submitting a Letter of Intent form, you become eligible for the reduced sales load on purchases of Class A shares based on the total number of Eligible Shares purchased by you and any related Purchaser within a period of up to 13-months pursuant to the terms and conditions set forth in the Letter of Intent. Eligible Shares purchased within 90 days prior to the submission of the Letter of Intent ("Pre-LOI Purchases") may be used to equal or exceed the amount specified in the Letter of Intent. A minimum initial purchase of $5,000 is required. You can obtain a Letter of Intent form by calling 1-800-373-9387 (inside the U.S. only).

Each purchase you make from the date you submit the Letter of Intent, until the earlier of (i) the date you fulfill the terms of the Letter of Intent by purchasing the minimum investment specified in the Letter of Intent (the "LOI Purchase Commitment") or (ii) the end of the 13-month period following the date you submit the Letter of Intent, will be at the public offering price applicable to a single transaction in the amount of the LOI Purchase Commitment. The Transfer Agent will hold in escrow 5% of the minimum amount indicated in the Letter of Intent, which may be used for payment of a higher sales load if you do not fulfill the LOI Purchase Commitment. When you fulfill the LOI Purchase Commitment, the escrowed amount will be released and additional shares representing such amount will be credited to your account. In addition, when you fulfill the LOI Purchase Commitment, the Pre-LOI Purchases will be adjusted to reflect the sales load applicable to the LOI Purchase Commitment. The adjustment will be made in the form of additional shares credited to your account at the then-current offering price applicable to a single purchase in the amount of the LOI Purchase Commitment. If, however, total purchases at the end of the 13-month period are less than the LOI Purchase Commitment, the offering price of the shares you purchased (including shares representing the escrowed amount) during the 13-month period will be adjusted to reflect the sales load applicable to the aggregate purchases you actually made (which will reduce the number of shares in your account), unless you have redeemed the shares in your account, in which case the Transfer Agent, as attorney-in-fact pursuant to the terms of the Letter of Intent, will redeem an appropriate number of Class A shares of the fund held in escrow to realize the difference between the sales load actually paid and the sales load applicable to the aggregate purchases actually made and any remaining shares will be credited to your account. Submitting a Letter of Intent does not bind you to purchase, or the fund to sell, the full amount indicated at the sales load in effect at the time of signing, but you must complete the intended purchase to obtain the reduced sales load. At the time you purchase Class A shares, you must indicate your intention to do so under a Letter of Intent. Purchases pursuant to a Letter of Intent will be made at the then-current NAV plus the applicable sales load in effect at the time such Letter of Intent was submitted.

Retirement Plans and IRAs

If you wish to purchase fund shares in conjunction with a Retirement Plan sponsored by BNYIA or its affiliates, or an IRA sponsored by BNYIA or its affiliates, you may request from the Distributor forms for adoption of such plans. Shares may be purchased in connection with these plans only by direct remittance of funds to the entity acting as custodian. Such purchases will be effective when payments received by the Transfer Agent are converted

III-15

into Federal Funds. Purchases for these plans may not be made in advance of receipt of funds.

The entity acting as custodian for Retirement Plans sponsored by BNYIA or its affiliates, or IRAs sponsored by BNYIA or its affiliates, may charge a fee, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form. You should read the prototype retirement plan and the appropriate form of custodial agreement for further details on eligibility, service fees and tax implications, and should consult a tax advisor.

ADDITIONAL INFORMATION ABOUT RULE 12b-1 PLANS AND NON-RULE 12b-1 SERVICES PLANS

See "Rule 12b-1 Plans and Non-Rule 12b-1 Services Plans" and "Administrative Services Plans," as applicable, in Part II of this SAI for more information about the Plan(s) adopted by your fund.

Rule 12b-1 under the 1940 Act, which is applicable to certain Plans, provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. For each fund that has adopted a Plan pursuant to Rule 12b-1, the board believes that there is a reasonable likelihood that the Plan will benefit the fund and the class(es) of fund shares to which the Plan applies.

A written quarterly report of the amounts expended under a fund's Plan, and the purposes for which such expenditures were incurred, must be made to the fund's board for its review. For a Plan adopted pursuant to Rule 12b-1, the Plan provides that it may not be amended to increase materially the costs that holders of the fund's applicable class(es) of shares may bear pursuant to the Plan without the approval of the holders of such shares; other material amendments of the Plan must be approved by the board and by a majority of the board members who are Independent Board Members of the fund and have no direct or indirect financial interest in the operation of the Plan or in any agreements entered into in connection with the Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. For a Plan not adopted pursuant to Rule 12b-1, the Plan provides that material amendments to the Plan must be approved by the board and by a majority of the board members who are Independent Board Members of the fund and have no direct or indirect financial interest in the operation of the Plan or in any agreements entered into in connection with the Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. Each Plan is subject to annual approval by such vote of the board members cast in person at a meeting called for the purpose of voting on the Plan. As to the relevant class of fund shares (if applicable), the Plan is generally terminable at any time by vote of a majority of the board members who are Independent Board Members of the fund and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan or, for a Plan adopted pursuant to Rule 12b-1, by vote of a majority of the outstanding voting securities of such class.

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

See the prospectus and "Investments, Investment Techniques and Risks" and "Investment Restrictions" in Part II of this SAI to determine which policies and risks apply to your fund.

All Funds

Market Risk; Market Developments

The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, political developments, actions taken by the Federal Reserve or other central banks, market disruptions caused by trade disputes or other events or circumstances, natural disasters, a pandemic or other public health crisis, investor sentiment and other factors that may or may not be related to the issuer of the security or other asset. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events; trading and tariff arrangements; a government shutdown; armed conflicts or terrorist activities; wars; economic sanctions and countermeasures in response to sanctions; major cybersecurity events; environmental disasters; natural disasters; public health crises; and other events or circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in

III-16

or with significant exposure to the countries directly affected by such events or circumstances, the value and liquidity of the fund's investments may be negatively affected. Geopolitical events, including, for example, war with Iran, may result in heightened volatility, disrupt global energy and supply markets, and adversely impact a fund's investments and overall performance. The scope and effect of these events are unpredictable but could have abrupt and significant impacts on financial markets and particular industries, sectors, and issuers.

Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. Changes in the U.S. economy, especially a weakening of the U.S. economy or a decline in its financial markets, could have material adverse effects on the global financial market, and on the securities in which a fund may invest. Market volatility, inflation (or expectations for inflation), deflation (or expectations for deflation), dramatic interest rate moves and/or unfavorable economic conditions may lower a fund's performance or impair a fund's ability to achieve its investment objective. BNYIA intends to monitor developments and seek to manage the funds in a manner consistent with achieving each fund's investment objective, but there can be no assurance that it will be successful in doing so.

Public health crises could have a significant impact on a fund and its investments. For example, the outbreak of a novel coronavirus disease (known as "COVID-19") contributed to volatility in financial markets worldwide. The effect of health crises like the COVID-19 pandemic cannot be predicted with certainty and such health crises may also exacerbate other pre-existing political, social, economic, market and financial risks. The COVID-19 pandemic resulted in, and other pandemics or health crises may similarly result in, among other things: reduced liquidity of many instruments; border closings and other restrictions on international and, in some cases, local travel; significant disruptions to business operations, including disruptions to supply chains, consumer demand and employee availability, and, in some cases, business closures; strained healthcare systems; quarantines, health screenings and testing and other containment measures affecting individuals, businesses, government operations, public and private educational systems, and public and private cultural, charitable and other institutions. These events may result, in the United States and worldwide, in a sustained economic downturn or recession, disruption to financial markets and operations, and political and social instability, and may adversely affect a fund and its investments, impact the fund's ability to purchase or sell securities, or exacerbate other risks that apply to a fund.

Cybersecurity Risk

The funds and their service providers are susceptible to operational and information security and related risks of cybersecurity incidents. In general, cybersecurity incidents can result from deliberate attacks or unintentional events. Cybersecurity attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through "hacking" or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cybersecurity attacks also may be carried out in a manner that does not require gaining unauthorized access, such as causing denial of service attacks on websites (i.e., efforts to make services unavailable to intended users). Geopolitical tensions may, from time to time, increase the scale and sophistication of deliberate cyberattacks. Cybersecurity incidents affecting BNYIA, Sub-Adviser(s), Transfer Agent or Custodian or other service providers, such as financial intermediaries, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by impediments to a fund's investment trading; the inability of fund shareholders to purchase and redeem fund shares or transact business; interference with a fund's ability to calculate its NAV; violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which a fund invests; counterparties with which a fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators; and banks, brokers, dealers, insurance companies and other financial institutions and other parties. There are inherent limitations in any cybersecurity risk management system or business continuity plan, including the possibility that certain risks have not been identified.

The rapid development and increasingly widespread use of artificial intelligence ("AI") technologies (as discussed under "Artificial Intelligence Risk" herein) could increase the effectiveness of cyberattacks and exacerbate the risks.

Artificial Intelligence Risk

III-17

The rapid development and increasingly widespread use of certain AI technologies, including machine learning models and generative AI, may adversely impact markets, the overall performance of a fund's investments, or the services provided to a fund by its service providers. For example, issuers in which a fund invests and/or service providers to the funds may use and/or expand the use of AI technologies in their business operations, and the challenges with properly managing its use could result in reputational harm, competitive harm, legal liability, and/or an adverse effect on business operations. AI technologies are highly reliant on the collection and analysis of large amounts of data and complex algorithms, and it is possible that the information provided through the use of AI could be insufficient, incomplete, inaccurate or biased and lead to adverse effects for a fund, including, potentially, operational errors and investment losses.

Additionally, the use of AI technologies could impact the market as a whole, including through the use of AI by malicious actors for market manipulation, fraud and cyberattacks. The use of AI technologies may face regulatory scrutiny in the future, which could limit the development of AI and impede the growth of companies that develop and use AI.

Actual usage of AI technologies by a fund's service providers and issuers in which a fund invests will vary. AI technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to rapidly evolve, and it is impossible to predict the full extent of future applications or regulations and the associated risks to a fund.

All Funds other than Money Market Funds

Equity Securities

Equity securities include common stocks and certain preferred stocks, convertible securities and warrants. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced. Changes in the value of a fund's investments will result in changes in the value of its shares and thus the fund's total return to investors.

Investing in equity securities poses risks specific to an issuer as well as to the particular type of company issuing the equity securities. For example, equity securities of small- or mid-capitalization companies tend to have more abrupt or erratic price swings than equity securities of larger, more established companies because, among other reasons, they trade less frequently and in lower volumes and their issuers typically are more subject to changes in earnings and prospects in that they are more susceptible to changes in economic conditions, may be more reliant on singular products or services and are more vulnerable to larger competitors. Equity securities of these types of companies may have a higher potential for gains, but also may be subject to greater risk of loss. If a fund, together with other investment companies and other clients advised by the Adviser and its affiliates, owns significant positions in portfolio companies, depending on market conditions, the fund's ability to dispose of some or all positions at a desirable time may be adversely affected. While common stockholders usually have voting rights on a number of significant matters, other types of equity securities, such as preferred stock, common limited partnership units and limited liability company interests, may not ordinarily have voting rights.

An investment in securities of companies that have no earnings or have experienced losses is generally based on a belief that actual or anticipated products or services will produce future earnings. If the anticipated event is delayed or does not occur, or if investor perception about the company changes, the company's stock price may decline sharply and its securities may become less liquid.

Investing in equity securities also poses risks specific to a particular industry, market or sector, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of equity securities tend to move by industry, market or sector. When market conditions favorably affect, or are expected to favorably affect, an industry, the share prices of the equity securities of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular industry can cause the share prices of such securities of companies in that industry to decline quickly.

Common Stock. Stocks and similar securities, such as common limited partnership units and limited liability company interests, represent shares of ownership in a company. After other claims are satisfied, common stockholders and other common equity owners participate in company profits on a pro-rata basis; profits may be

III-18

paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's common equity securities, so common equity securities generally have the greatest appreciation and depreciation potential of all corporate securities. Common stock may be received upon the conversion of convertible securities.

Preferred Stock. Preferred stock is a form of equity ownership in a corporation. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. The market value of preferred stock generally increases when interest rates decline and decreases when interest rates rise, but, as with debt securities, also is affected by the issuer's ability or perceived ability to make payments on the preferred stock. While most preferred stocks pay a dividend, a fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. Certain classes of preferred stock are convertible, meaning the preferred stock is convertible into shares of common stock of the issuer. Holding convertible preferred stock can provide a steady stream of dividends and the option to convert the preferred stock to common stock.

Certain convertible preferred stocks may offer enhanced yield features. These preferred stocks may feature a mandatory conversion date and may have a capital appreciation limit expressed in terms of a stated price. Other types of convertible securities may be designed to provide the investor with high current income with some prospect of future capital appreciation and may have some built-in call protection. Investors may have the right to convert such securities into shares of common stock at a preset conversion ratio or hold them until maturity. Upon maturity they may convert into either cash or a specified number of shares of common stock.

In some cases, certain preferred securities can include loss absorption provisions that make the securities more like equity. Contingent convertible capital securities (sometimes referred to as "CoCos") may have loss absorption characteristics or may provide for mandatory conversion into common shares of the issuer under certain circumstances. Loss absorption characteristics may include downward adjustment of the liquidation value of the security to below the original par value (even to zero) under certain circumstances. This may occur, for instance, in the event that business losses have eroded capital to a substantial extent. The write down of the par value would occur automatically and would not entitle the holders to seek bankruptcy of the company. The mandatory conversion might relate, for instance, to maintenance of a capital minimum, whereby falling below the minimum would trigger automatic conversion. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero, and conversion to common stock would deepen the subordination of the investor, hence worsening standing in a bankruptcy. CoCos typically sit above equity and below senior debt with respect to seniority and are described further below under "Convertible securities."

Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. These securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated company. Holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the parent company.

Convertible Securities. Convertible securities include bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). Convertible securities have characteristics similar to both equity and fixed-income securities. For purposes of a fund's compliance with its 80% Test, as applicable (as defined and described in "Investment Restrictions—Fundamental and Nonfundamental Policies Related to Fund Investment Objectives, Diversification and Names—Names" in Part II of this SAI), a convertible security is considered "equity" only if the convertible security is "in the money" at the time of investment.

Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to

III-19

decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

Convertible securities provide for a stable stream of income with generally higher yields than common stocks, but there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed-income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

CoCos are slightly different than regular convertible bonds in that the likelihood of the bonds converting to equity is "contingent" on a specified event or trigger. CoCos are securities typically issued by a bank that are designed to absorb the bank's losses during a period of financial stress, thereby improving the bank's capital position. CoCos absorb losses by converting to equity or having their principal written down (either partially or in full) when a pre-specified trigger event occurs. Absent a trigger event, the securities are hybrid instruments with debt-like characteristics. CoCos may be structured with various types of trigger events.

Synthetic Convertible Securities. So-called "synthetic convertible securities" are comprised of two or more different securities, each with its own market value, whose investment characteristics, taken together, resemble those of convertible securities. An example is a non-convertible debt security and a warrant or option. The "market value" of a synthetic convertible is the combined value of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.

Warrants and Stock Purchase Rights. Warrants or stock purchase rights ("rights") give the holder the right to subscribe to equity securities at a specific price for a specified period of time. Warrants and rights are subject to the same market risk as stocks, but may be more volatile in price. A fund's investment in warrants and rights will not entitle it to receive dividends or exercise voting rights, provide no rights with respect to the assets of the issuer and will become worthless if not profitably exercised before the expiration date. Warrants, rights or other non-income producing equity securities may be received in connection with a fund's investments in corporate debt securities (further described below), or restructuring of investments. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock.

IPOs. An IPO is a company's first offering of stock to the public. Shares are given a market value reflecting expectations for the corporation's future growth. Special rules of FINRA apply to the distribution of IPOs. Companies offering IPOs generally have limited operating histories and may involve greater investment risk than companies with longer operating histories. Special risks associated with IPOs may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company, and limited operating history, all of which may contribute to price volatility. The limited number of shares available for trading in some IPOs may make it more difficult for a fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. In addition, some IPOs are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of the companies involved in new industries may be regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of such. Foreign IPOs are subject to foreign political and currency risks. Many IPOs are issued by undercapitalized companies of small or microcap size. The prices of these companies' securities can be very volatile, rising and falling rapidly, sometimes based solely on investor perceptions rather than economic reasons. To the extent a fund holds shares from an IPO for only a short period of time (due to, for example, possible price volatility), this may result in increased portfolio turnover and expenses, such as commissions and transaction costs, and potentially result in taxable gains that the fund will subsequently distribute to shareholders.

III-20

Private Placements and Pre-IPO Investments. Investments in privately placed securities involve a high degree of risk. Privately held companies typically have limited operating histories, narrower, less established product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors' actions, market conditions and consumer sentiment in respect of their products or services, as well as general economic downturns. Such companies may experience operating losses, which may be substantial, and there can be no assurance when or if such companies will operate at a profit. At the time of a fund's investment, there is generally little publicly available information about these companies since they are primarily privately owned and there can be no assurance that the information that a fund does obtain with respect to any such investment is reliable. The limited public financial information may make it more difficult to value such investments and may make it difficult to accurately determine the fund's exposure to privately placed securities. A fund's net asset value could be adversely affected if determinations regarding the fair value of the fund's investments were materially higher than the values that the fund ultimately realizes upon the disposal of such investments. Privately held companies may have limited financial resources and may be unable to meet their obligations under their existing credit facilities (to the extent that such facilities exist), which may lead to equity financings, possibly at discounted valuations, in which a fund could be substantially diluted if the fund does not or cannot participate, bankruptcy or liquidation and the corresponding reduction in value or loss of the fund's investment. Privately held companies are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on the company. Continued global economic uncertainty could also result in investors becoming more risk-averse, which in turn could reduce the amount of growth capital available to the companies from both existing and new investors, could adversely affect their operating performance, and could delay liquidity paths (for example, an IPO or strategic sale/merger) for these companies. It may be difficult for a fund to sell these investments, subjecting the fund to liquidity risk. Shares of privately held companies are less liquid (and may be illiquid) and difficult to value, and the inability of these portfolio companies to complete an IPO within the targeted time frame will extend the holding period of a fund's investments and may adversely affect the value of these investments.

Fixed-Income Securities

Fixed-income securities include interest-bearing securities, such as corporate debt securities. Interest-bearing securities are investments which promise a stable stream of income, although the prices of fixed rate fixed-income securities are inversely affected by changes in interest rates and, therefore, are subject to interest rate risk, as well as the risk of unrelated market price fluctuations. Fixed-income securities may have various interest rate payment and reset terms, including fixed rate, floating or adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features. Floating rate instruments, the rates of which adjust periodically by reference to another measure, such as the market interest rate, are generally less sensitive to interest rate changes than fixed rate instruments, although the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates or as expected. Certain securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. Certain fixed-income securities may be issued at a discount from their face value or purchased at a price less than their stated face amount or at a price less than their issue price plus the portion of "original issue discount" previously accrued thereon, i.e., purchased at a "market discount." The amount of original issue discount and/or market discount on certain obligations may be significant, and accretion of market discount together with original issue discount will cause a fund to realize income prior to the receipt of cash payments with respect to these securities. In order for a fund to maintain its qualification as a RIC and avoid liability for federal income taxes, such fund may be required to distribute such income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a fixed-income security (known as credit risk), can cause the security's price to fall, potentially lowering a fund's share price. The values of fixed-income securities also may be affected by changes in the credit rating of the issuer. Once the rating of a portfolio security has been changed, a fund will consider all circumstances deemed relevant in determining whether to continue to hold the security. Fixed-income securities rated below investment grade by the Rating Agencies may be subject to greater risks with respect to the issuing entity and to greater market fluctuations (and not necessarily inversely with changes in interest rates) than certain lower yielding, higher-rated

III-21

fixed-income securities. See "High Yield and Lower-Rated Securities" below for a discussion of those securities and see "Rating Categories" below for a general description of the Rating Agencies' ratings.

As a measure of a fixed-income security's cash flow, duration is an alternative to the concept of "term to maturity" in assessing the price volatility associated with changes in interest rates (known as interest rate risk). Generally, the longer the duration, the more volatility an investor should expect. For example, the market price of a bond with a duration of three years would be expected to decline 3% if interest rates rose 1%. Conversely, the market price of the same bond would be expected to increase 3% if interest rates fell 1%. The market price of a bond with a duration of six years would be expected to increase or decline twice as much as the market price of a bond with a three-year duration. Duration is a way of measuring a security's maturity in terms of the average time required to receive the present value of all interest and principal payments as opposed to its term to maturity. The maturity of a security measures only the time until final payment is due; it does not take account of the pattern of a security's cash flows over time, which would include how cash flow is affected by prepayments and by changes in interest rates. Incorporating a security's yield, coupon interest payments, final maturity and option features into one measure, duration is computed by determining the weighted average maturity of a bond's cash flows, where the present values of the cash flows serve as weights. In computing the duration of a fund, the Adviser will estimate the duration of obligations that are subject to features such as prepayment or redemption by the issuer, put options retained by the investor or other embedded options, taking into account the influence of interest rates on prepayments and coupon flows.

Average weighted maturity is the length of time, in days or years, until the securities held by a fund, on average, will mature or be redeemed by their issuers. The average maturity is weighted according to the dollar amounts invested in the various securities by the fund. In general, the longer a fund's average weighted maturity, the more its share price will fluctuate in response to changing interest rates. For purposes of calculating average effective portfolio maturity, a security that is subject to redemption at the option of the issuer on a particular date (the "call date") which is prior to the security's stated maturity may be deemed to mature on the call date rather than on its stated maturity date. The call date of a security will be used to calculate average effective portfolio maturity when the Adviser reasonably anticipates, based upon information available to it, that the issuer will exercise its right to redeem the security. The Adviser may base its conclusion on such factors as the interest rate paid on the security compared to prevailing market rates, the amount of cash available to the issuer of the security, events affecting the issuer of the security, and other factors that may compel or make it advantageous for the issuer to redeem a security prior to its stated maturity.

When interest rates fall, the principal on certain fixed-income securities, including mortgage-backed and certain asset-backed securities (discussed below), may be prepaid. The loss of higher yielding underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce a fund's potential price gain in response to falling interest rates, reduce the fund's yield, or cause the fund's share price to fall. This is known as prepayment risk. Conversely, when interest rates rise, the effective duration of a fund's fixed rate mortgage-related and other asset-backed securities may lengthen due to a drop in prepayments of the underlying mortgages or other assets. This is known as extension risk and would increase the fund's sensitivity to rising interest rates and its potential for price declines.

U.S. Government Securities. U.S. government securities are issued or guaranteed by the U.S. government or its agencies or instrumentalities. U.S. government securities include Treasury bills, Treasury notes and Treasury bonds, which differ in their interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities are supported by the full faith and credit of Treasury; others by the right of the issuer to borrow from Treasury; others by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. government currently provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. A security backed by Treasury or the full faith and credit of the United States is guaranteed only as to timely payment of interest and principal when held to maturity. Neither the market value of such securities nor a fund's share price is guaranteed.

III-22

From time to time, uncertainty regarding the status of negotiations in Congress to increase the statutory debt limit, commonly called the "debt ceiling," could increase the risk that the U.S. government may default on payments on certain U.S. government securities, cause the credit rating of the U.S. government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. government sponsored entity is negatively impacted by legislature or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a fund that holds securities of that entity will be adversely impacted.

TIPS are issued by Treasury and are designed to provide investors a long-term investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed, while the principal value rises or falls semi-annually based on changes in a published Consumer Price Index. Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS' principal will not drop below its face value at maturity. In exchange for the inflation protection, TIPS generally pay lower interest rates than typical Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity. The secondary market for TIPS may not be as active or liquid as the secondary market for conventional Treasury securities. Principal appreciation and interest payments on TIPS generally will be taxed annually as ordinary interest income or original issue discount for federal income tax calculations. As a result, any appreciation in principal generally will be counted as income in the year the increase occurs, even though the investor will not receive such amounts until the TIPS are sold or mature. Principal appreciation and interest payments will be exempt from state and local income taxes. See also "Inflation-Indexed Securities" below.

Many states grant tax-free status to dividends paid to shareholders of a fund from interest income earned by that fund from direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the fund. Investments in securities issued by GNMA, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment.

On August 5, 2011, S&P Global Ratings lowered its long-term sovereign credit rating for the United States of America to "AA+" from "AAA." On August 1, 2023, Fitch downgraded its credit rating for the United States of America to "AA+" from "AAA", citing "a high and growing general government debt burden, and the erosion of governance relative to 'AA' and 'AAA' rated peers over the last two decades that has manifested in repeated debt limit standoffs and last-minute resolutions." On May 16, 2025, Moody's downgraded its credit rating for the United States of America to "Aa1" from "Aaa", citing the growing burden of financing the federal government's budget deficit and the rising cost of rolling over existing debt amid high interest rates. The value of shares of a fund that may invest in U.S. government obligations may be adversely affected by any future downgrades of the U.S. government's credit rating. While the long-term impact of a downgrade is uncertain, it could, for example, lead to increased volatility, stock market declines and rising bond yields in the short-term.

Corporate Debt Securities. Corporate debt securities include corporate bonds, debentures, notes and other similar instruments, including certain convertible securities. Debt securities may be acquired with warrants attached to purchase additional fixed-income securities at the same coupon rate. A decline in interest rates would permit a fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value. Corporate income-producing securities also may include forms of preferred or preference stock, which may be considered equity securities. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate such as interest rates or other financial indicators. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Such securities may include those whose principal amount or redemption price is indexed to, and thus varies directly with, changes in the market price of certain commodities, including gold bullion or other precious metals.

Ratings of Securities; Unrated Securities. The ratings of Rating Agencies represent their opinions as to the quality of the obligations which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality and, although ratings may be useful in evaluating the safety or interest and principal payments, they do not evaluate the market value risk of such obligations. Subsequent to its purchase by a fund, an issue of rated securities may cease to be rated or its rating may be reduced below any minimum that may be required for purchase by a fund. Neither event will require the sale of such securities by the

III-23

fund, but the Adviser will consider such event in determining whether the fund should continue to hold the securities. In addition, it is possible that a Rating Agency might not timely change its ratings of a particular issue to reflect subsequent events. To the extent the ratings given by a Rating Agency for any securities change as a result of changes in such organizations or their rating systems, a fund will attempt to use comparable ratings as standards for its investments in accordance with its investment policies.

A fund may purchase unrated securities, which are not rated by a Rating Agency but that the Adviser determines are of comparable quality to the rated securities in which the fund may invest. Unrated securities may be less liquid than comparable rated securities, because dealers may not maintain daily markets in such securities and retail markets for many of these securities may not exist. As a result, a fund's ability to buy or sell these securities when, and at a price, the Adviser deems appropriate may be diminished. Investing in unrated securities involves the risk that the Adviser may not accurately evaluate the security's comparative credit rating. To the extent that a fund invests in unrated securities, the fund's success in achieving its investment objective(s) may depend more heavily on the Adviser's credit analysis than if the fund invested exclusively in rated securities.

High Yield and Lower-Rated Securities. Fixed-income securities rated below investment grade, such as those rated Ba by Moody's or BB by S&P Global Ratings and Fitch, and as low as those rated Caa/CCC by Rating Agencies at the time of purchase (commonly known as "high yield" or "junk" bonds), or, if unrated, deemed to be of comparable quality by the Adviser, though higher yielding, are characterized by higher risk. See "Rating Categories" below for a general description of securities ratings. These securities may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher-rated securities. These securities generally are considered by the Rating Agencies to be, on balance, predominantly speculative with respect to the issuer's ability to make principal and interest payments in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rating categories. Although ratings of Rating Agencies may be an initial criterion for selection of portfolio investments, the Adviser also will evaluate these securities and the ability of the issuers of such securities to pay interest and principal based upon financial and other available information. The success of a fund's investments in lower-rated securities may be more dependent on the Adviser's credit analysis than might be the case for investments in higher-rated securities.

Bond prices generally are inversely related to interest rate changes. However, bond price volatility also may be inversely related to coupon. Accordingly, below investment grade securities may be relatively less sensitive to interest rate changes than higher quality securities of comparable maturity, because of their higher coupon. This higher coupon is what the investor receives in return for bearing greater credit risk. The higher credit risk associated with below investment grade securities potentially can have a greater effect on the value of such securities than may be the case with higher quality issues of comparable maturity, and will be a substantial factor in a fund's relative share price volatility.

The prices of these securities can fall dramatically in response to negative news about the issuer or its industry. The market values of many of these securities also tend to be more sensitive to general economic conditions than are higher-rated securities and will fluctuate over time. Companies that issue certain of these securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with the higher-rated securities. These securities may be particularly susceptible to economic downturns. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of these securities may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be affected adversely by specific corporate developments, forecasts or the unavailability of additional financing. The risk of loss because of default by the issuer is significantly greater for the holders of these securities because such securities generally are unsecured and often are subordinated to other creditors of the issuer. It is likely that an economic recession also would disrupt severely the market for such securities and have an adverse impact on their value.

Because there is no established retail secondary market for many of these securities, it may be anticipated that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on market price and yield and a fund's ability to dispose of particular issues when necessary to meet the fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market

III-24

for certain securities also may make it more difficult for a fund to obtain accurate market quotations for purposes of valuing the fund's portfolio and calculating its NAV. Adverse conditions could make it difficult at times for a fund to sell certain securities or could result in lower prices than those used in calculating the fund's NAV, particularly if selling securities on short notice. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of these securities. In such cases, the Adviser's judgment may play a greater role in valuation because less reliable, objective data may be available.

Certain funds may invest in these securities when their issuers will be close to, or already have entered, reorganization proceedings. As a result, it is expected that these securities will cease or will have ceased to meet their interest payment obligations, and accordingly would trade in much the same manner as an equity security. Consequently, a fund would intend to make such investments on the basis of potential appreciation in the price of these securities, rather than any expectation of realizing income. Reorganization entails a complete change in the structure of a business entity. An attempted reorganization may be unsuccessful, resulting in substantial or total loss of amounts invested. If reorganization is successful, the value of securities of the restructured entity may depend on numerous factors, including the structure of the reorganization, the market success of the entity's products or services, the entity's management and the overall strength of the marketplace.

High yield, lower-rated securities acquired during an initial offering may involve special risks because they are new issues. A fund will not have any arrangement with any person concerning the acquisition of such securities.

Distressed and Defaulted Securities. Investing in securities that are the subject of bankruptcy proceedings or in default or at risk of being in default as to the repayment of principal and/or interest at the time of acquisition by a fund ("Distressed Securities") is speculative and involves significant risks.

A fund may make such investments when, among other circumstances, the Adviser believes it is reasonably likely that the issuer of the Distressed Securities will make an exchange offer or will be the subject of a plan of reorganization pursuant to which the fund will receive new securities in return for the Distressed Securities. There can be no assurance, however, that such an exchange offer will be made or that such a plan of reorganization will be adopted. In addition, a significant period of time may pass between the time at which a fund makes its investment in Distressed Securities and the time that any such exchange offer or plan of reorganization is completed, if at all. During this period, it is unlikely that the fund would receive any interest payments on the Distressed Securities, the fund would be subject to significant uncertainty whether the exchange offer or plan of reorganization will be completed and the fund may be required to bear certain extraordinary expenses to protect and recover its investment. A fund also will be subject to significant uncertainty as to when, in what manner and for what value the obligations evidenced by the Distressed Securities will eventually be satisfied (e.g., through a liquidation of the obligor's assets, an exchange offer or plan of reorganization involving the Distressed Securities or a payment of some amount in satisfaction of the obligation). Even if an exchange offer is made or plan of reorganization is adopted with respect to Distressed Securities held by a fund, there can be no assurance that the securities or other assets received by the fund in connection with the exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made, or no value. Moreover, any securities received by a fund upon completion of an exchange offer or plan of reorganization may be restricted as to resale. Similarly, if a fund participates in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of Distressed Securities, the fund may be restricted from disposing of such securities for a period of time. To the extent that a fund becomes involved in such proceedings, the fund may have a more active participation in the affairs of the issuer than that assumed generally by an investor.

Zero Coupon, Pay-In-Kind and Step-Up Securities. Zero coupon securities are issued or sold at a discount from their face value and do not entitle the holder to any periodic payment of interest prior to maturity or a specified redemption date or cash payment date. Zero coupon securities also may take the form of notes and bonds that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. Zero coupon securities issued by corporations and financial institutions typically constitute a proportionate ownership of the issuer's pool of underlying Treasury securities. A zero coupon security pays no interest to its holders during its life and is sold at a discount to its face value at maturity. The amount of any discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer. Pay-in-kind securities generally pay interest through the issuance of additional securities. Step-up coupon bonds are debt securities that typically do not pay interest for a specified period of time and then pay interest at a series of different rates. The

III-25

amount of any discount on these securities varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer. The market prices of these securities generally are more volatile and are likely to respond to a greater degree to changes in interest rates than the market prices of securities that pay cash interest periodically having similar maturities and credit qualities. In addition, unlike bonds that pay cash interest throughout the period to maturity, a fund will realize no cash until the cash payment date unless a portion of such securities are sold and, if the issuer defaults, the fund may obtain no return at all on its investment. Federal income tax law requires the holder of a zero coupon security or of certain pay-in-kind or step-up bonds to accrue income with respect to these securities prior to the receipt of cash payments. In order for a fund to maintain its qualification as a RIC and avoid liability for federal income taxes, such fund may be required to distribute such income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

The credit risk factors pertaining to high-yield, lower-rated securities (discussed above) also apply to lower-rated zero coupon, pay-in-kind and step-up securities. In addition to the risks associated with the credit rating of the issuers, the market prices of these securities may be very volatile during the period no interest is paid.

Inflation-Indexed Securities. Inflation-indexed securities are indexed to inflation so that principal and interest payments rise and fall with the rate of inflation. Two structures are common. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond, which has the effect of changing the interest amount paid. Other issuers pay out inflation-indexed accruals as part of a semi-annual coupon.

The periodic adjustment of TIPS is tied to the Consumer Price Index for All Urban Consumers (the "CPI-U"), which is calculated monthly by the Bureau of Labor Statistics of the U.S. Department of Labor and measures the changes in the price of a basket of goods and services purchased by urban consumers. Inflation-indexed securities issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any other inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Treasury has guaranteed that, in the event of a drop in prices, TIPS would repay the adjusted principal or the original principal, whichever is greater, so that investors will not receive less than the originally invested principal. However, the current market value of TIPS is not guaranteed and will fluctuate. Inflation-indexed securities issued by corporations generally do not guarantee repayment of principal.

The value of inflation-indexed securities is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed securities. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed securities. Any increase in the principal amount of an inflation-indexed security generally will be considered taxable ordinary income, even though investors do not receive their principal until maturity. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the security's inflation measure. In addition, because inflation-indexed securities are intended to provide protection from inflation, they generally have lower expected returns.

Variable and Floating Rate Securities. Variable and floating rate securities provide for adjustment in the interest rate paid on the obligations. The terms of such obligations typically provide that interest rates are adjusted based upon an interest or market rate adjustment as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event-based, such as based on a change in the prime rate. Variable rate obligations typically provide for a specified periodic adjustment in the interest rate, while floating rate obligations typically have an interest rate which changes whenever there is a change in the external interest or market rate. Because of the interest rate adjustment feature, variable and floating rate securities provide a fund with a certain degree of protection against rises in interest rates, although the fund will participate in any declines in interest rates as well. Generally, changes in interest rates will have a smaller effect on the market value of variable

III-26

and floating rate securities than on the market value of comparable fixed-income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed-income securities.

Variable Rate Demand Notes. Variable rate demand notes include master demand notes, which are obligations that permit a fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the fund, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable on demand at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies. Changes in the credit quality of banks or other financial institutions providing any credit support or liquidity enhancements could cause losses to the fund.

Floating and Inverse Floating Rate Debt Instruments. The interest rate on a floating rate debt instrument ("floater") is a variable rate which is tied to another interest rate, such as a prime rate or Treasury bill rate. The interest rate on an inverse floating rate debt instrument moves or resets in the opposite direction from the market rate of interest to which the inverse floater is indexed or inversely to a multiple of the applicable index. An inverse floating rate debt instrument may exhibit greater price volatility than a fixed rate obligation of similar credit quality, and investing in these instruments involves leveraging which may magnify gains or losses.

Loans. Senior secured loans ("Senior Loans") typically hold a first lien priority and, like other types of loans, pay interest at rates that are determined daily, monthly, quarterly or semi-annually on the basis of a floating base lending rate plus a premium or credit spread. As short-term interest rates increase, interest payable to a fund from its investments in loans is likely to increase, and as short-term interest rates decrease, interest payable to the fund from its investments in loans is likely to decrease. To the extent a fund invests in loans with a base lending rate floor, the fund's potential for decreased income in a flat or falling rate environment may be mitigated, but the fund may not receive the benefit of increased coupon payments if the relevant interest rate increases but remains below the base lending rate floor.

Loans in which a fund may invest are typically made to U.S. and, to a limited extent, non-U.S. corporations, partnerships and other business entities that operate in various industries and geographical regions (a "Borrower"). Borrowers may obtain loans to, among other reasons, refinance existing debt and for acquisitions, dividends, leveraged buyouts and general corporate purposes. Subordinated loans generally have the same characteristics as Senior Loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders or may be unsecured.

Senior Loans hold the most senior position in the capital structure of a Borrower, are secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the Borrower. Typically, in order to borrow money pursuant to a Senior Loan, a Borrower will, for the term of the Senior Loan, pledge collateral, including, but not limited to: (i) working capital assets, such as accounts receivable and inventory, (ii) tangible fixed assets, such as real property, buildings and equipment, (iii) intangible assets, such as trademarks and patent rights (but excluding goodwill) and (iv) security interests in shares of stock of subsidiaries or affiliates. In the case of Senior Loans made to non-public companies, the company's shareholders or owners may provide collateral in the form of secured guarantees and/or security interests in assets that they own. In many instances, a Senior Loan may be secured only by stock in the Borrower or its subsidiaries. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy fully a Borrower's obligations under a Senior Loan.

A Borrower must comply with various restrictive covenants contained in a loan agreement or note purchase agreement between the Borrower and the holders of a loan (the "Loan Agreement"). In a typical loan, an agent (the "Agent Bank") administers the terms of the Loan Agreement. In such cases, the Agent Bank is normally responsible for the collection of principal and interest payments from the Borrower and the apportionment of these payments to the credit of all institutions that are parties to the Loan Agreement. A fund will generally rely upon the Agent Bank or an intermediate participant to receive and forward to the fund its portion of the principal and interest payments on the loan. Additionally, a fund normally will rely on the Agent Bank and the other loan investors to use appropriate

III-27

credit remedies against the Borrower. The Agent Bank is typically responsible for monitoring compliance with covenants contained in the Loan Agreement based upon reports prepared by the Borrower. The Agent Bank may monitor the value of any collateral and, if the value of the collateral declines, may accelerate the loan, may give the Borrower an opportunity to provide additional collateral or may seek other protection for the benefit of the participants in the loan. The Agent Bank is compensated by the Borrower for providing these services under a Loan Agreement, and such compensation may include special fees paid upon structuring and funding the Senior Loan and other fees paid on a continuing basis. With respect to loans for which the Agent Bank does not perform such administrative and enforcement functions, the Adviser may perform such tasks on a fund's behalf, although a collateral bank will typically hold any collateral on behalf of the fund and the other loan investors pursuant to the applicable Loan Agreement.

In the process of buying, selling and holding loans, a fund may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, amendment fees, commissions and prepayment penalty fees. When a fund buys a loan it may receive a facility fee and when it sells a loan it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a fund may receive a prepayment penalty fee upon the prepayment of a loan by a Borrower. Other fees received by a fund may include covenant waiver fees, covenant modification fees or other amendment fees. Newly originated loans (including restructured or reissued loans) may provide lower levels of credit document protection than older loans. In the event of a default, a fund could potentially experience a lower level of recovery under such a newly originated loan than under an older loan with a higher degree of credit document protection.

Offerings of Senior Loans and other loans in which a fund may invest generally are not registered with the SEC, or any state securities commission, and are not listed on any national securities exchange. Because there is less readily available or reliable information about most loans than is the case for many other types of securities, the Adviser will rely primarily on its own evaluation of a Borrower's credit quality rather than on any available independent sources. Therefore, a fund investing in loans will be particularly dependent on the analytical abilities of the Adviser. No active trading market may exist for some loans, which may make it difficult to value them. Loans may not be considered securities, and purchasers, such as a fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, including those with respect to the use of material non-public information. Because of the financial services and asset management activities of the Adviser and its affiliates, the Adviser may not have access to material non-public information regarding a Borrower to which other lenders have access which could put a fund at a disadvantage compared to such other investors. Some loans may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Any secondary market for loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability of a seller to realize full value and thus cause a material decline in a fund's net asset value. In addition, a fund may not be able to readily dispose of its loans at prices that approximate those at which the fund could sell such loans if they were more widely-traded and, as a result of such illiquidity, the fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. If a fund's investments are focused on loans, a limited supply or relative illiquidity of loans may adversely affect a fund's yield.

The settlements of secondary market purchases of Senior Loans in the ordinary course, on a settlement date beyond the period expected by loan market participants (i.e., T+7 for par/near par loans and T+20 for distressed loans, in other words more than seven or twenty business days beyond the trade date, respectively), are subject to the delayed compensation mechanics prescribed by the Loan Syndications and Trading Association (''LSTA'') and addressed in the LSTA's standard loan documentation for par/near par trades and for distressed trades. "Delayed compensation" is a pricing adjustment comprised of certain interest and fees, which is payable between the parties to a secondary loan trade. The LSTA introduced a requirements-based rules program in order to incentivize shorter settlement times for secondary transactions and discourage certain delay tactics that create friction in the loan syndications market by, among other things, mandating that the buyer of a loan satisfy certain "basic requirements" as prescribed by the LSTA no later than T+5 in order for the buyer to receive the benefit of interest and other fees accruing on the purchased loan from and after T+7 for par/near par loans (for distressed trades, T+20) until the settlement date, subject to certain specific exceptions. These "basic requirements" generally require a buyer to execute the required trade documentation and to be, and remain, financially able to settle the trade no later than T+7 for par/near par loans (and T+20 for distressed trades). In addition, buyers are required to fund the purchase price for a secondary

III-28

trade upon receiving notice from the agent of the effectiveness of the trade in the agent's loan register. A fund, as a buyer of a loan in the secondary market, would need to meet these "basic requirements" or risk forfeiting all or some portion of the interest and other fees accruing on the loan from and after T+7 for par/near par loans (for distressed trades, T+20) until the settlement date. The "delayed compensation" mechanism does not mitigate the other risks of delayed settlement or other risks associated with investments in loans. The LSTA has further attempted to put an outer limit on long, unjustified settlement delays by promulgating "buy-in/sell-out" provisions that allow a party to enter into a "cover" trade if the other party refuses to close. However, these provisions are complicated, time-consuming, and little-used, and are in any event not triggered until the fifteenth business day after the trade date (for distressed trades, the fiftieth business day). To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, the funds may hold cash, sell investments or temporarily borrow from banks or other lenders.

A fund may purchase and retain in its portfolio loans where the Borrower has experienced, or may be perceived to be likely to experience, credit problems, including involvement in or recent emergence from bankruptcy court proceedings or other forms of debt restructuring. Such investments may provide opportunities for enhanced income, although they also will be subject to greater risk of loss. At times, in connection with the restructuring of a loan either outside of bankruptcy court or in the context of bankruptcy court proceedings, a fund may determine or be required to accept equity securities or junior credit securities in exchange for all or a portion of a loan. A fund may from time to time participate on ad-hoc committees formed by creditors to negotiate with the management of financially troubled Borrowers and may incur legal fees as a result of such participation. In addition, such participation may restrict the fund's ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by a fund also may expose the fund to potential liabilities under bankruptcy or other laws governing the rights of creditors and debtors.

Loans are usually rated below investment grade and may also be unrated. As a result, the risks associated with investing in loans are similar to the risks of fixed-income securities rated below investment grade, although Senior Loans are senior and secured, in contrast to other fixed-income securities rated below investment grade, which are often subordinated and/or unsecured. Any specific collateral used to secure a loan, however, may decline in value or become illiquid, which would adversely affect the loan's value. Loans are subject to a number of risks described elsewhere in this SAI section titled "Fixed-Income Securities," including non-payment of principal and interest, liquidity risk and the risk of investing in fixed-income securities rated below investment grade.

Investing in loans is subject to legislative risk. If legislation or state or federal regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of Senior Loans and other types of loans for investment by a fund may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain issuers. This would increase the risk of default. If legislation or federal or state regulations require financial institutions to increase their capital requirements, this may cause financial institutions to dispose of loans that are considered highly leveraged transactions. If a fund attempts to sell a loan at a time when a financial institution is engaging in such a sale, the price the fund could receive for the loan may be adversely affected.

Subordinated loans generally are subject to similar risks as those associated with investments in Senior Loans, except that such loans are subordinated in payment and/or lower in lien priority to first lien holders or may be unsecured. In the event of default on a subordinated loan, the first priority lien holder has first claim to the underlying collateral of the loan. These loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior unsecured or senior secured obligations of the Borrower. This risk is generally higher for subordinated unsecured loans or debt that is not backed by a security interest in any specific collateral. Subordinated loans generally have greater price volatility than Senior Loans and may be less liquid.

The Adviser and/or its affiliates may participate in the primary and secondary market for loans. Because of limitations imposed by applicable law, the presence of the Adviser and/or the Adviser's affiliates in the loan market may restrict a fund's ability to acquire certain loans, or affect the timing or price of such acquisitions. Also, because the Adviser, in the course of investing fund assets in loans, may have access to material non-public information regarding a Borrower, the ability of a fund or funds advised by such Adviser to purchase or sell publicly-traded securities of such Borrowers may be restricted. Conversely, because of the financial services and asset management

III-29

activities of the Adviser and/or its affiliates, the Adviser may not have access to material non-public information regarding the Borrower to which other lenders have access.

Participation Interests and Assignments. Loans may be originated, negotiated and structured by a syndicate of lenders ("Co-Lenders"), consisting of commercial banks, thrift institutions, insurance companies, financial companies or other financial institutions one or more of which acts as Agent Bank. Co-Lenders may sell such securities to third parties called "Participants." A fund investing in such securities may participate as a Co-Lender at origination or acquire an interest in the security (a "participation interest") from a Co-Lender or a Participant. Co-Lenders and Participants interposed between a fund and the Borrower, together with the Agent Bank(s), are referred herein as "Intermediate Participants." A participation interest gives a fund an undivided interest in the security in the proportion that the fund's participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest.

A fund may purchase a participation interest in a portion of the rights of an Intermediate Participant, which would not establish any direct relationship between the fund and the Borrower. The fund would be required to rely on the Intermediate Participant that sold the participation interest not only for the enforcement of the fund's rights against the Borrower but also for the receipt and processing of payments due to the fund under the security. The fund would have the right to receive payments of principal, interest and any fees to which it is entitled only from the Intermediate Participant and only upon receipt of the payments from the Borrower. The fund generally will have no right to enforce compliance by the Borrower with the terms of the Loan Agreement nor any rights of set-off against the Borrower, and the fund may not directly benefit from any collateral supporting the obligation in which it has purchased the participation interest. Because it may be necessary to assert through an Intermediate Participant such rights as may exist against the Borrower, in the event the Borrower fails to pay principal and interest when due, the fund may be subject to delays, expenses and risks that are greater than those that would be involved if the fund would enforce its rights directly against the Borrower. Moreover, under the terms of a participation interest, a fund may be regarded as a creditor of the Intermediate Participant (rather than of the Borrower), so that the fund may also be subject to the risk that the Intermediate Participant may become insolvent. In the event of the insolvency of the Intermediate Participant, the fund may be treated as a general creditor of the Intermediate Participant and may not benefit from any set-off between the Intermediate Participant and the Borrower. Certain participation interests may be structured in a manner designed to avoid purchasers being subject to the credit risk of the Intermediate Participant, but even under such a structure, in the event of the Intermediate Participant's insolvency, the Intermediate Participant's servicing of the participation interests may be delayed and the assignability of the participation interest impaired. Similar risks may arise with respect to the Agent Bank if, for example, assets held by the Agent Bank for the benefit of a fund were determined by the appropriate regulatory authority or court to be subject to the claims of the Agent Bank's creditors. In such case, the fund might incur certain costs and delays in realizing payment in connection with the participation interest or suffer a loss of principal and/or interest. Further, in the event of the bankruptcy or insolvency of the Borrower, the obligation of the Borrower to repay the loan may be subject to certain defenses that can be asserted by such Borrower as a result of improper conduct by the Agent Bank or Intermediate Participant.

A fund may invest in the underlying loan to the Borrower through an assignment of all or a portion of such loan ("Assignments") from a third party. When the fund purchases Assignments from Co-Lenders it will acquire direct rights against the Borrower on the loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Co-Lender.

A fund may have difficulty disposing of participation interests and Assignments because to do so it will have to sell such securities to a third party. Because there is no established secondary market for such securities, it is anticipated that such securities could be sold only to a limited number of institutional investors. The lack of an established secondary market may have an adverse impact on the value of such securities and the fund's ability to dispose of particular participation interests or Assignments when necessary to meet the fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the Borrower. The lack of an established secondary market for participation interests and Assignments also may make it more difficult for the fund to assign a value to these securities for purposes of valuing the fund's portfolio and calculating its NAV.

Mortgage-Related Securities. Mortgage-related securities are a form of derivative collateralized by pools of residential or commercial mortgages. Pools of mortgage loans are assembled as securities for sale to investors by

III-30

various governmental, government-related and private organizations. These securities may include complex instruments such as collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities, mortgage pass-through securities, interests in REMICs, adjustable rate mortgage loans, or other kinds of mortgage-backed securities, including those with fixed, floating and variable interest rates; interest rates based on multiples of changes in a specified index of interest rates; interest rates that change inversely to changes in interest rates; and those that do not bear interest.

Mortgage-related securities are subject to credit, prepayment and interest rate risk, and may be more volatile and less liquid, and more difficult to price accurately, than more traditional debt securities. Although certain mortgage-related securities are guaranteed by a third party (such as a U.S. government agency with respect to GNMA mortgage-backed securities), the market value of the security may fluctuate. Mortgage-backed securities issued by private issuers, whether or not such securities are subject to guarantees or another form of credit enhancement, may entail greater risk than securities directly or indirectly guaranteed by the U.S. government. The market value of mortgage-related securities depends on, among other things, the level of interest rates, the securities' coupon rates and the payment history of the mortgagors of the underlying mortgages.

Mortgage-related securities generally are subject to credit risks associated with the performance of the underlying mortgage properties and to prepayment risk. In certain instances, the credit risk associated with mortgage-related securities can be reduced by third party guarantees or other forms of credit support. Improved credit risk does not reduce prepayment risk, which is unrelated to the rating assigned to the mortgage-related security. Prepayment risk may lead to pronounced fluctuations in value of the mortgage-related security. If a mortgage-related security is purchased at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting solely from changes in interest rates or from prepayments on the underlying mortgage collateral (the rates of which are highly dependent upon changes in interest rates, as discussed below). Mortgage loans are generally partially or completely prepaid prior to their final maturities as a result of events such as sale of the mortgaged premises, default, condemnation or casualty loss. Because these securities may be subject to extraordinary mandatory redemption in whole or in part from such prepayments of mortgage loans, a substantial portion of such securities may be redeemed prior to their scheduled maturities or even prior to ordinary call dates. Extraordinary mandatory redemption without premium could also result from the failure of the originating financial institutions to make mortgage loans in sufficient amounts within a specified time period. The ability of issuers of mortgage-backed securities to make payments depends on such factors as rental income, occupancy levels, operating expenses, mortgage default rates, taxes, government regulations and appropriation of subsidies.

Certain mortgage-related securities, such as inverse floating rate CMOs, have coupons that move inversely to a multiple of a specific index, which may result in a form of leverage. As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to be prepaid. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages, and, therefore, it is not possible to predict accurately the security's return to a fund. Moreover, with respect to certain stripped mortgage-backed securities, if the underlying mortgage securities experience greater than anticipated prepayments of principal, a fund may fail to fully recoup its initial investment even if the securities are rated in the highest rating category by a nationally recognized statistical rating organization. During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates. Slower prepayments effectively may lengthen a mortgage-related security's expected maturity, which generally would cause the value of such security to fluctuate more widely in response to changes in interest rates. Were the prepayments on a fund's mortgage-related securities to decrease broadly, the fund's effective duration, and thus sensitivity to interest rate fluctuations, would increase. Commercial real property loans, however, often contain provisions that reduce the likelihood that such securities will be prepaid. The provisions generally impose significant prepayment penalties on loans and in some cases there may be prohibitions on principal prepayments for several years following origination.

Residential Mortgage-Related Securities. Residential mortgage-related securities representing participation interests in pools of one- to four-family residential mortgage loans issued or guaranteed by governmental agencies or government-sponsored entities, such as GNMA, FNMA and the Federal Home Loan Mortgage Corporation ("FHLMC"), or issued by private entities, have been issued using a variety of structures, including multi-class

III-31

structures featuring senior and subordinated classes. Some mortgage-related securities have structures that make their reactions to interest rate changes and other factors difficult to predict, making their value highly volatile.

Mortgage-related securities issued by GNMA include Ginnie Maes which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the U.S. government. Ginnie Maes are created by an "issuer," which is a Federal Housing Administration ("FHA") approved mortgagee that also meets criteria imposed by GNMA. The issuer assembles a pool of FHA or Department of Veterans' Affairs ("VA") insured or guaranteed mortgages which are homogeneous as to interest rate, maturity and type of dwelling. Upon application by the issuer, and after approval by GNMA of the pool, GNMA provides its commitment to guarantee timely payment of principal and interest on the Ginnie Maes backed by the mortgages included in the pool. The Ginnie Maes, endorsed by GNMA, then are sold by the issuer through securities dealers. Ginnie Maes bear a stated "coupon rate" which represents the effective underlying mortgage rate at the time of issuance, less GNMA's and the issuer's fees. GNMA is authorized under the National Housing Act to guarantee timely payment of principal and interest on Ginnie Maes. This guarantee is backed by the full faith and credit of the U.S. government. GNMA may borrow Treasury funds to the extent needed to make payments under its guarantee. When mortgages in the pool underlying a Ginnie Mae are prepaid by mortgagors or by result of foreclosure, such principal payments are passed through to the certificate holders. Accordingly, the life of the Ginnie Mae is likely to be substantially shorter than the stated maturity of the mortgages in the underlying pool. Because of such variation in prepayment rates, it is not possible to predict the life of a particular Ginnie Mae. Payments to holders of Ginnie Maes consist of the monthly distributions of interest and principal less GNMA's and the issuer's fees. The actual yield to be earned by a holder of a Ginnie Mae is calculated by dividing interest payments by the purchase price paid for the Ginnie Mae (which may be at a premium or a discount from the face value of the certificate). Monthly distributions of interest, as contrasted to semi-annual distributions which are common for other fixed interest investments, have the effect of compounding and thereby raising the effective annual yield earned on Ginnie Maes.

Mortgage-related securities issued by FNMA, including FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes"), are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the U.S. government. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). Freddie Macs are not guaranteed by the U.S. government or by any Federal Home Loan Bank and do not constitute a debt or obligation of the U.S. government or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. In 2019, FHFA (as defined below) began mandating that FNMA and FHLMC cease issuing their own MBS and begin issuing "Uniform Mortgage-Backed Securities" or "UMBS." Each UMBS has a 55-day remittance cycle and can be used as collateral in either a FNMA or a FHLMC CMO or held for investment. Investors may be approached to convert existing mortgage-backed securities into UMBS, possibly with an inducement fee being offered to holders of FHLMC PCs.

FNMA and FHLMC Conservatorship and Treasury Support. FNMA and FHLMC (together, the "Enterprises") continue to operate under conservatorship of the Federal Housing Finance Agency ("FHFA"), as they have since 2008. Treasury provides the Enterprises with financial support through the Senior Preferred Stock Purchase Agreements ("SPSPAs"), which were executed on September 7, 2008, one day after the Enterprises entered conservatorships. The SPSPAs were designed to ensure that the Enterprises: (i) provide stability to the financial markets; (ii) prevent disruptions in the availability of mortgage finance; and (iii) protect the taxpayer. In exchange for Treasury's financial support, the SPSPAs required the Enterprises to, among other things, make quarterly dividend payments to Treasury, provide Treasury with a liquidation preference, and, beginning in 2010, pay Treasury a periodic commitment fee that reflects the market value of the outstanding Treasury commitment, as well as stock warrants for the purchase of common stock representing 79.9% of the common stock of each Enterprise on a diluted basis.

On May 6, 2009, Treasury and the Enterprises amended the SPSPAs to increase Treasury's commitment of financial support from $100,000,000,000 to $200,000,000,000 to each Enterprise. On December 24, 2009, Treasury and the Enterprises again amended the SPSPAs to replace Treasury's $200,000,000,000 commitments with new formulaic

III-32

commitments. On August 17, 2012, Treasury and the Enterprises amended the SPSPAs (the "2012 Amendments") to recalibrate calculation of the quarterly dividends the Enterprises pay to Treasury. Rather than use 10% (or in some cases 12%) of the liquidation preference to calculate the dividend amounts—a practice which was contributing to the Enterprises' need to draw on Treasury's commitment of financial support—the 2012 Amendments based the dividend amounts on net worth. This helped ensure financial stability, fully captured financial benefits for taxpayers, and eliminated the need for the Enterprises circularly to borrow from Treasury only then to pay dividends back to Treasury. The 2012 Amendments also suspended the periodic commitment fee for so long as the dividend amounts were based on net worth. The 2012 Amendments also eliminated the requirement that the Enterprises obtain Treasury consent for asset dispositions with a fair market value (individually or in the aggregate) of less than $250 million, but required the Enterprises to submit annual risk management plans to Treasury.

On December 21, 2017, letter agreements between Treasury and each Enterprise permitted each Enterprise to retain a $3 billion capital reserve, quarterly. Under the 2017 letter agreements, each Enterprise paid a dividend to Treasury equal to the amount its net worth at the end of each quarter exceeded $3 billion. On September 30, 2019, letter agreements between Treasury and each Enterprise permitted each Enterprise to retain earnings beyond the $3 billion capital reserves previously allowed under the letter agreements of 2017. Under the 2019 letter agreements, FNMA may accumulate $25 billion in capital reserves and FHLMC may accumulate $20 billion in capital reserves. These letter agreements effectively permitted the Enterprises to cease their dividend payments to Treasury until they reached the respective capital reserve limit. On January 14, 2021, Treasury and FHFA announced amendments to the SPSPAs that allow the Enterprises to continue to retain earnings until they have reached the requirements set by FHFA's new capital rule issued in late 2020. Under that rule, the Enterprises would have been required to hold $283 billion in unadjusted total capital as of June 30, 2020, based on their assets at the time.

Treasury has agreed that the Enterprises can raise private capital and exit conservatorship once certain conditions are met. To facilitate Enterprise equity offerings, Treasury has committed to work to restructure its investment in each Enterprise.

The future status and role of the Enterprises could be impacted by (among other things): the actions taken and restrictions placed on the Enterprises by the FHFA in its role as conservator; the restrictions placed on the Enterprises' operations and activities as a result of the senior preferred stock investment made by the U.S. Treasury; market responses to developments at the Enterprises; and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any mortgage-backed securities guaranteed by the Enterprises, including any such mortgage-backed securities held by the funds.

Commercial Mortgage-Related Securities. Commercial mortgage-related securities generally are multi-class debt or pass-through certificates secured by mortgage loans on commercial properties. These mortgage-related securities generally are constructed to provide protection to holders of the senior classes against potential losses on the underlying mortgage loans. This protection generally is provided by having the holders of subordinated classes of securities ("Subordinated Securities") take the first loss if there are defaults on the underlying commercial mortgage loans. Other protection, which may benefit all of the classes or particular classes, may include issuer guarantees, reserve funds, additional Subordinated Securities, cross-collateralization and over-collateralization. Commercial lending, however, generally is viewed as exposing the lender to a greater risk of loss than one- to four-family residential lending. Commercial lending, for example, typically involves larger loans to single borrowers or groups of related borrowers than residential one- to four-family mortgage loans. In addition, the repayment of loans secured by income-producing properties typically is dependent upon the successful operation of the related real estate project and the cash flow generated therefrom. Consequently, adverse changes in economic conditions and circumstances are more likely to have an adverse impact on mortgage-related securities secured by loans on certain types of commercial properties than those secured by loans on residential properties. The risks that recovery or repossessed collateral might be unavailable or inadequate to support payments on commercial mortgage-related securities may be greater than is the case for non-multifamily residential mortgage-related securities.

Subordinated Securities. Subordinated Securities, including those issued or sponsored by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers, have no governmental guarantee, and are subordinated in some manner as to the payment of principal and/or interest to the holders of more senior mortgage-related securities arising out of the same pool of mortgages. The holders of Subordinated Securities typically are compensated with a higher stated yield than are the holders of more

III-33

senior mortgage-related securities. On the other hand, Subordinated Securities typically subject the holder to greater risk than senior mortgage-related securities and tend to be rated in a lower rating category, and frequently a substantially lower rating category, than the senior mortgage-related securities issued in respect of the same pool of mortgages. Subordinated Securities generally are likely to be more sensitive to changes in prepayment and interest rates and the market for such securities may be less liquid than is the case for traditional fixed-income securities and senior mortgage-related securities.

Collateralized Mortgage Obligations (CMOs) and Multi-Class Pass-Through-Securities. CMOs are multiclass bonds backed by pools of mortgage pass-through certificates or mortgage loans. CMOs may be collateralized by: (1) Ginnie Mae, FNMA or FHLMC pass-through certificates; (2) unsecuritized mortgage loans insured by the FHA or guaranteed by the Department of Veterans' Affairs; (3) unsecuritized conventional mortgages; (4) other mortgage-related securities; or (5) any combination thereof.

Each class of CMOs, often referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index or market rate, or sometimes more than one index. These floating rate CMOs typically are issued with lifetime caps on the coupon rate thereon. Inverse floating rate CMOs constitute a tranche of a CMO with a coupon rate that moves in the opposite direction to an applicable index or market rate. Accordingly, the coupon rate thereon will increase as interest rates decrease. Inverse floating rate CMOs are typically more volatile than fixed or floating rate tranches of CMOs.

Many inverse floating rate CMOs have coupons that move inversely to a multiple of the applicable indexes. The effect of the coupon varying inversely to a multiple of an applicable index creates a leverage factor. Inverse floating rate CMOs based on multiples of a stated index are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and loss of principal. The markets for inverse floating rate CMOs with highly leveraged characteristics at times may be very thin. The ability of a fund to dispose of positions in such securities will depend on the degree of liquidity in the markets for such securities. It is impossible to predict the amount of trading interest that may exist in such securities, and therefore the future degree of liquidity. It should be noted that inverse floaters based on multiples of a stated index are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and loss of principal.

As CMOs have evolved, some classes of CMO bonds have become more prevalent. The planned amortization class ("PAC") and targeted amortization class ("TAC"), for example, were designed to reduce prepayment risk by establishing a sinking-fund structure. PAC and TAC bonds assure to varying degrees that investors will receive payments over a predetermined period under varying prepayment scenarios. Although PAC and TAC bonds are similar, PAC bonds are better able to provide stable cash flows under various prepayment scenarios than TAC bonds because of the order in which these tranches are paid.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security ("IO") and all of the principal is distributed to holders of another type of security known as a principal-only security ("PO"). IOs and POs can be created in a pass-through structure or as tranches of a CMO. The yields to maturity on IOs and POs are very sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a fund may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on POs could be materially and adversely affected.

Adjustable-Rate Mortgage Loans ("ARMs"). ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time, generally for either the first three, six, twelve, thirteen, thirty-six, or sixty scheduled monthly payments. Thereafter, the interest rates are subject to periodic

III-34

adjustment based on changes in an index. ARMs typically have minimum and maximum rates beyond which the mortgage interest rate may not vary over the lifetime of the loans. Certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Negatively amortizing ARMs may provide limitations on changes in the required monthly payment. Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary to amortize a negatively amortizing ARM by its maturity at the interest rate in effect during any particular month.

Private Entity Securities. Mortgage-related securities may be issued by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers. Timely payment of principal and interest on mortgage-related securities backed by pools created by non-governmental issuers often is supported partially by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or mortgage poolers can meet their obligations under the policies, so that if the issuers default on their obligations the holders of the security could sustain a loss. No insurance or guarantee covers a fund or the price of a fund's shares. Mortgage-related securities issued by non-governmental issuers generally offer a higher rate of interest than government-agency and government-related securities because there are no direct or indirect government guarantees of payment.

Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including a CMO tranche which collects any cash flow from collateral remaining after obligations to the other tranches have been met. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

Asset-Backed Securities. Asset-backed securities are a form of derivative instrument. Non-mortgage asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans, receivables or other assets. Payment of principal and interest may depend largely on the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other forms of credit or liquidity enhancements. The value of these asset-backed securities also may be affected by the creditworthiness of the servicing agent for the pool of assets, the originator of the loans or receivables or the financial institution providing the credit support.

The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities, including the issuance of securities in senior and subordinated classes (see "Mortgage-Related Securities—Commercial Mortgage-Related Securities" and "—Subordinated Securities" above). These securities include debt securities and securities with debt-like characteristics. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital account receivables. Other types of asset-backed securities may be developed in the future. The purchase of non-mortgage asset-backed securities raises considerations particular to the financing of the instruments underlying such securities.

Asset-backed securities present certain risks of mortgage-backed securities, such as prepayment risk, as well as risks that are not presented by mortgage-backed securities. Primarily, these securities may provide a less effective security interest in the related collateral than do mortgage-backed securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities.

Collateralized Debt Obligations. Collateralized debt obligations ("CDOs") are securitized interests in pools of—generally non-mortgage—assets. Assets called collateral usually are comprised of loans or other debt instruments. A CDO may be called a collateralized loan obligation ("CLO") or collateralized bond obligation ("CBO") if it holds only loans or bonds, respectively. Investors bear the credit risk of the collateral. Multiple tranches of securities are issued by the CDO, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine and subordinated/equity, according to their degree of credit risk. If there are defaults or the CDO's collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Senior and mezzanine tranches are typically rated, with the former receiving ratings

III-35

of A to AAA/Aaa and the latter receiving ratings of B to BBB/Baa. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it.

LIBOR Rate Discontinuance or Unavailability Risk.

Certain debt securities, derivatives and other financial instruments, including some of the funds' investments, may be based on floating rates, such as the London Interbank Offered Rate ("LIBOR"), Euro Interbank Offered Rate, Secured Overnight Financing Rate ("SOFR") and other similar types of reference rates. While LIBOR was previously widely used as a reference for setting the interest rate on loans in the U.S. and globally, as a result of benchmark reforms, publication of most LIBOR settings has ceased. All synthetic U.S. dollar LIBOR settings were discontinued in September 2024. Although some LIBOR-based or formerly LIBOR-based instruments in which a fund may invest might have contemplated a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology and/or increased costs for certain LIBOR-related instruments or financing transactions, others may not have had such provisions and there may be significant uncertainty regarding the effect of any such alternative methodologies. As such, the potential effect of the transition away from LIBOR on the funds or the financial instruments in which a fund invests cannot yet be determined.

Alternative reference rates to LIBOR have been established in most major currencies, with various financial industry groups transitioning to new benchmarks. In the United States, the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York convened the Alternative Reference Rates Committee (the "ARCC"), comprised of a group of private-market participants, to help ensure a successful transition from U.S. dollar LIBOR to a replacement reference rate. The ARCC recommended a new Secured Overnight Funding Rate ("SOFR"), which is intended to be a broad measure of secured overnight Treasury repo rates, as an appropriate replacement for LIBOR. Under U.S. regulations implementing a statutory fallback mechanism for replacing LIBOR, SOFR-based benchmark rates have been adopted in certain financial contracts. Following the implementation of these and other similar international regulatory reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely.

While the transition process away from LIBOR has become increasingly well-defined, there remains uncertainty and risks relating to the LIBOR transition process. There are obstacles to converting certain longer-term securities and transactions to a new benchmark or benchmarks. While SOFR and other alternative rate setting methodologies were developed to replicate LIBOR, there may be significant uncertainty regarding their effectiveness, as such alternative reference rates are nonetheless different from LIBOR and changes in the applicable spread for financial instruments that have transitioned away from LIBOR have been made to accommodate the differences. The transition away from LIBOR may lead to increased volatility and illiquidity in the markets, which may affect the value or return on certain of a fund's investments and result in costs incurred in connection with changing reference rates used for positions, closing out positions and entering into new trades, and adversely affect a fund's investment performance.

Municipal Securities.

Municipal Securities Generally. "Municipal securities" are debt securities or other obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies and authorities, and certain other specified securities, the interest from which generally is, in the opinion of bond counsel to the issuer, exempt from federal and, with respect to municipal securities in which certain funds invest, the personal income taxes of a specified state (referred to in this SAI as Municipal Bonds, Municipal Obligations, State Municipal Bonds or State Municipal Obligations, as applicable—see "Glossary" below). Municipal securities generally include debt obligations issued to obtain funds for various public purposes and include certain industrial development bonds issued by or on behalf of public authorities. Municipal securities are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds, in most cases, are revenue bonds that do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose

III-36

behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond issuance, collection of taxes or receipt of other revenues. Issues of municipal commercial paper typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by agencies of state and local governments to finance seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, municipal commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions. Municipal securities include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities.

A fund's investments in municipal securities may include investments in U.S. territories or possessions such as Puerto Rico, the U.S. Virgin Islands, Guam and the Northern Mariana Islands. A fund's investments in a territory or possession could be affected by economic, legislative, regulatory or political developments affecting issuers in the territory or possession. Payment of interest and preservation of principal is dependent upon the continuing ability of such issuers and/or obligors of territorial, municipal and public authority debt obligations to meet their obligations thereunder. The sources of payment for such obligations and the marketability thereof may be affected by financial and other difficulties experienced by such issuers. For example, Puerto Rico, in May 2017, made a filing in the U.S. District Court in Puerto Rico to commence a debt restructuring process similar to that of a traditional municipal bankruptcy. Puerto Rico had previously defaulted on certain agency debt payments and the Governor had warned of its inability to meet additional pending obligations, including under general obligation bonds. Puerto Rico's government formally exited bankruptcy in March 2022, completing the largest public debt restructuring in U.S. history. The restructuring was related to Puerto Rico's general obligation bonds, and did not resolve the bankruptcy proceedings for Puerto Rico's Highways and Transportation Authority and the Electric Power Company, which owed nearly $9 billion, the largest debt of any government agency. In November 2023, a federal judge tentatively approved a portion of the plan to restructure the debt owed by Puerto Rico's power company. A confirmation hearing regarding the plan began in March 2024. In July 2024, the federal judge overseeing the debt restructuring process ordered all parties to enter into mediation. There can be no assurances that these debt restructuring efforts will be effective. The continued debt restructuring process could adversely affect the value of Puerto Rico municipal securities, including Puerto Rico municipal securities that are not subject to the debt restructuring process. In addition, Puerto Rico municipal securities remain subject to all of the other risks applicable to fixed-income securities, including the risk of non-payment. If the economic situation in Puerto Rico persists or worsens, the volatility, credit quality and performance of a fund holding securities of issuers in Puerto Rico could be adversely affected.

Municipal securities bear fixed, floating or variable rates of interest, which are determined in some instances by formulas under which the municipal security's interest rate will change directly or inversely to changes in interest rates or an index, or multiples thereof, in many cases subject to a maximum and minimum. Certain municipal securities are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related municipal security and purchased and sold separately. The purchase of call options on specific municipal securities may protect a fund from the issuer of the related municipal security redeeming, or other holder of the call option from calling away, the municipal security before maturity. The sale by a fund of a call option that it owns on a specific municipal security could result in the receipt of taxable income by the fund.

The municipal securities market is not subject to the same level of regulation as other sectors of the U.S. capital markets due to broad exemptions under the federal securities laws for municipal securities. As a result, there may be less publicly available information about the financial condition of municipal security issuers than for issuers of other types of securities. Therefore, municipal securities may be more difficult to value accurately.

For a fund that is a RIC for tax purposes and invests less than 50% of its assets in municipal securities, dividends received by shareholders on fund shares which are attributable to interest income received by the fund from municipal securities generally will be subject to federal income tax. While, in general, municipal securities are tax exempt securities having relatively low yields as compared to taxable, non-municipal securities of similar quality, certain municipal securities are taxable obligations, offering yields comparable to, and in some cases greater than, the yields available on other permissible investments.

Additionally, the possibility of default by an issuer or such issuer's credit provider may be greater for tax-exempt derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair

III-37

value of a derivative instrument because of a lack of reliable objective information, and an established secondary market for some instruments may not exist. In many cases, the Internal Revenue Service has not ruled on whether the interest received on a tax-exempt derivative instrument is tax-exempt and, accordingly, purchases of such instruments are based on the opinion of counsel to the sponsors of the instruments.

For the purpose of diversification under the 1940 Act, the identification of the issuer of municipal securities depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if the bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees a security, such a guaranty would be considered a separate security and would be treated as an issue of such government or other entity.

Municipal securities include certain private activity bonds (a type of revenue bond issued by or on behalf of public authorities to raise money to finance various privately operated or public facilities and for which the payment of principal and interest is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment), the income from which is subject to AMT. Taxable municipal securities also may include remarketed certificates of participation. Certain funds may invest in these municipal securities if the Adviser determines that their purchase is consistent with a fund's investment objective. A municipal or other tax-exempt fund that invests substantially all of its assets in Municipal Bonds may invest more than 25% of the value of the fund's total assets in Municipal Bonds which are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities (e.g., securities the interest upon which is paid from revenues of similar types of projects, or securities whose issuers are located in the same state). A fund that so invests its assets may be subject to greater risk as compared to municipal or other tax-exempt funds that do not follow this practice.

Municipal securities may be repayable out of revenue streams generated from economically related industries, projects (such as those relating to education, health care, housing, transportation, and utilities), or facilities or whose issuers are located in the same state. Sizable investments in these securities could increase risk to a fund should any economic, business or political developments affect the related projects or facilities. An investment in a fund that focuses its investments in securities issued by a particular state or entities within that state may involve greater risk than investments in certain other types of municipal funds. You should consider carefully the special risks inherent in a fund's investment in such municipal securities. If applicable, you should review the information in "Risks of Investing in State Municipal Securities" in Part II of this SAI, which provides a brief summary of special investment considerations and risk factors relating to investing in municipal securities of a specific state.

The yields on municipal securities are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the municipal securities market, size of a particular offering, maturity of the obligation and rating of the issue. The achievement of the investment objective of a municipal or other tax-exempt fund is dependent in part on the continuing ability of the issuers of municipal securities in which the fund invests to meet their obligations for the payment of principal and interest when due. Municipal securities historically have not been subject to registration with the SEC, although there have been proposals which would require registration in the future. Issuers of municipal securities, like issuers of corporate securities, may declare bankruptcy, and obligations of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Many such bankruptcies historically have been of smaller villages, towns, cities and counties, but in November 2011 Jefferson County, Alabama (the state's most populous county) became the subject of what was then the largest municipal bankruptcy ever in the U.S., at over $4 billion in total indebtedness, surpassing in size the 1994 bankruptcy of Orange County, California. Other prominent municipal bankruptcies have followed. In July 2013, Detroit, Michigan filed for bankruptcy. With an estimated $18 to $20 billion in total indebtedness, it became the largest municipal bankruptcy in the U.S. The obligations of municipal issuers may become subject to laws enacted in the future by Congress or state legislatures, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. There is also the possibility that, as a result of litigation, legislation or other political events, local business or economic conditions, the ability of any municipal

III-38

issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected or otherwise affect the value of such securities.

Certain provisions in the Code relating to the issuance of municipal securities may reduce the volume of municipal securities qualifying for federal tax exemption. One effect of these provisions could be to increase the cost of the municipal securities available for purchase by a fund and thus reduce available yield. Shareholders should consult their tax advisors concerning the effect of these provisions on an investment in such a fund. Proposals that may restrict or eliminate the income tax exemption for interest on municipal securities may be introduced in the future. If any such proposal were enacted that would reduce the availability of municipal securities for investment by a fund so as to adversely affect fund shareholders, the fund would reevaluate its investment objective and policies and submit possible changes in the fund's structure to shareholders for their consideration. If legislation were enacted that would treat a type of municipal securities as taxable, a fund would treat such security as a permissible Taxable Investment or, with respect to a money market fund, Money Fund Taxable Investment (in each case, as discussed below), within the applicable limits set forth herein.

Instruments Related to Municipal Securities. The following is a description of certain types of investments related to municipal securities in which some funds may invest. A fund's use of certain of the investment techniques described below may give rise to taxable income.

• Floating and Variable Rate Demand Notes and Bonds. Floating and variable rate demand notes and bonds are tax exempt obligations ordinarily having stated maturities in excess of one year, but which permit the holder to demand payment of principal at any time, or at specified intervals. Variable rate demand notes include master demand notes. See "Fixed-Income Securities—Variable and Floating Rate Securities" above.

• Tax Exempt Participation Interests. A participation interest in municipal securities (such as industrial development bonds and municipal lease/purchase agreements) purchased from a financial institution gives a fund an undivided interest in the municipal security in the proportion that the fund's participation interest bears to the total principal amount of the municipal security. These instruments may have fixed, floating or variable rates of interest and generally will be backed by an irrevocable letter of credit or guarantee of a bank. For certain participation interests, a fund will have the right to demand payment, on not more than seven days' notice, for all or any part of the fund's participation interest in the municipal security, plus accrued interest. As to these instruments, a fund intends to exercise its right to demand payment only upon a default under the terms of the municipal security, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio. See also "Fixed-Income Securities—Loans—Participation Interests and Assignments" above.

• Municipal Lease Obligations. Municipal lease obligations or installment purchase contract obligations (collectively, "lease obligations") have special risks not ordinarily associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation ordinarily is backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, lease obligations in which a fund may invest may contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. Certain lease obligations may be considered illiquid. Determination as to the liquidity of such securities is made in accordance with guidelines established by the board. Pursuant to such guidelines, the boards have directed the Adviser to monitor carefully a fund's investment in such securities with particular regard to: (1) the frequency of trades and quotes for the lease obligation; (2) the number of dealers willing to

III-39

purchase or sell the lease obligation and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the lease obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the lease obligation, the method of soliciting offers and the mechanics of transfer; and (5) such other factors concerning the trading market for the lease obligation as the Adviser may deem relevant. In addition, in evaluating the liquidity and credit quality of a lease obligation that is unrated, the boards have directed the Adviser to consider: (1) whether the lease can be canceled; (2) what assurance there is that the assets represented by the lease can be sold; (3) the strength of the lessee's general credit (e.g., its debt, administrative, economic and financial characteristics); (4) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an "event of non-appropriation"); (5) the legal recourse in the event of failure to appropriate; and (6) such other factors concerning credit quality as the Adviser may deem relevant.

• Tender Option Bonds. A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax exempt rate. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal security and for other reasons. The funds expect to be able to value tender option bonds at par; however, the value of the instrument will be monitored to assure that it is valued at fair value. The quality of the underlying creditor or of the third party provider of the tender option, as the case may be, as determined by the Adviser, must be equivalent to the quality standard prescribed for the fund. In addition, the Adviser monitors the earning power, cash flow and other liquidity ratios of the issuers of such obligations. Separately, whenever a fund engages in a tender option bond trust transaction, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of such transaction or (ii) treat the transaction as a derivatives transaction for purposes of Rule 18f-4, including, as applicable, the VaR based limit on leverage risk.

• Pre-Refunded Municipal Securities. The principal and interest on pre-refunded municipal securities are no longer paid from the original revenue source for the securities. Instead, the source of such payments is typically an escrow fund consisting of U.S. government securities. The assets in the escrow fund are derived from the proceeds of refunding bonds issued by the same issuer as the pre-refunded municipal securities. Issuers of municipal securities use this advance refunding technique to obtain more favorable terms with respect to bonds that are not yet subject to call or redemption by the issuer. For example, advance refunding enables an issuer to refinance debt at lower market interest rates, restructure debt to improve cash flow or eliminate restrictive covenants in the indenture or other governing instrument for the pre-refunded municipal securities. However, except for a change in the revenue source from which principal and interest payments are made, the pre-refunded municipal securities remain outstanding on their original terms until they mature or are redeemed by the issuer.

• Mortgage-Related and Asset-Backed Municipal Securities. Mortgage-backed municipal securities are municipal securities of issuers that derive revenues from mortgage loans on multiple family residences, retirement housing or housing projects for low- to moderate-income families. Certain of such securities may be single family mortgage revenue bonds issued for the purpose of acquiring from originating financial institutions notes secured by mortgages on residences located

III-40

within the issuer's boundaries. Non-mortgage asset-based securities are securities issued by special purpose entities whose primary assets consist of a pool of loans, receivables or other assets. See "Fixed-Income Securities—Mortgage-Related Securities" and "Fixed-Income Securities—Asset-Backed Securities" above.

• Custodial Receipts. Custodial receipts represent the right to receive certain future principal and/or interest payments on municipal securities which underlie the custodial receipts. A number of different arrangements are possible. A fund also may purchase directly from issuers, and not in a private placement, municipal securities having characteristics similar to custodial receipts. These securities may be issued as part of a multi-class offering and the interest rate on certain classes may be subject to a cap or floor. See "Derivatives—Custodial Receipts" below.

• Indexed and Inverse Floating Rate Municipal Securities. Indexed rate municipal securities are securities that pay interest or whose principal amount payable upon maturity is based on the value of an index of interest rates. Interest and principal payable on certain securities also may be based on relative changes among particular indexes. So-called "inverse floating obligations" or "residual interest bonds" ("inverse floaters") are derivative instruments created by depositing municipal securities in a trust which divides the bond's income stream into two parts: (1) a short-term variable rate demand note; and (2) a residual interest bond (the inverse floater) which receives interest based on the remaining cash flow of the trust after payment of interest on the note and various trust expenses. The interest rate on the inverse floater varies inversely with a floating rate (which may be reset periodically by a "Dutch" auction, a remarketing agent or by reference a short-term tax-exempt interest rate index), usually moving in the opposite direction as the interest on the variable rate demand note.

A fund may either participate in structuring an inverse floater or purchase an inverse floater in the secondary market. When structuring an inverse floater, a fund will transfer to a trust fixed rate municipal securities held in the fund's portfolio. The trust then typically issues the inverse floaters and the variable rate demand notes that are collateralized by the cash flows of the fixed rate municipal securities. In return for the transfer of the municipal securities to the trust, the fund receives the inverse floaters and cash associated with the sale of the notes from the trust. For accounting purposes, a fund treats these transfers as part of a secured borrowing or financing transaction (not a sale), and the interest payments and related expenses due on the notes issued by the trusts and sold to third parties as expenses and liabilities of the fund. Inverse floaters purchased in the secondary market are treated as the purchase of a security and not as a secured borrowing or financing transaction. Synthetically created inverse floating rate bonds evidenced by custodial or trust receipts are securities that have the effect of providing a degree of investment leverage, since they may increase or decrease in value in response to changes in market interest rates at a rate that is a multiple of the rate at which fixed rate securities increase or decrease in response to such changes.

An investment in inverse floaters may involve greater risk than an investment in a fixed rate municipal security. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value of an inverse floater is generally more volatile than that of a fixed rate municipal security. Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to a fund when short-term interest rates rise, and increase the interest paid to the fund when short-term interest rates fall. Investing in inverse floaters involves leveraging which may magnify the fund's gains or losses. Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed rate municipal securities with comparable credit quality, coupon, call provisions and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. Investments in inverse floaters may be illiquid.

III-41

• Zero Coupon, Pay-In-Kind and Step-Up Municipal Securities. Zero coupon municipal securities are issued or sold at a discount from their face value and do not entitle the holder to any periodic payment of interest prior to maturity or a specified redemption date or cash payment date. Zero coupon securities also may take the form of municipal securities that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interest in such stripped debt obligations and coupons. Pay-in-kind municipal securities generally pay interest through the issuance of additional securities. Step-up municipal securities typically do not pay interest for a specified period of time and then pay interest at a series of different rates. See "Fixed-Income Securities—Zero Coupon, Pay-In-Kind and Step-Up Securities."

• Special Taxing Districts. Some municipal securities may be issued in connection with special taxing districts. Special taxing districts are organized to plan and finance infrastructure development to induce residential, commercial and industrial growth and redevelopment. The bond financing methods, such as tax increment finance, tax assessment, special services district and Mello-Roos bonds, generally are payable solely from taxes or other revenues attributable to the specific projects financed by the bonds without recourse to the credit or taxing power of related or overlapping municipalities. They often are exposed to real estate development-related risks and can have more taxpayer concentration risk than general tax-supported bonds, such as general obligation bonds. Further, the fees, special taxes or tax allocations and other revenues that are established to secure such financings generally are limited as to the rate or amount that may be levied or assessed and are not subject to increase pursuant to rate covenants or municipal or corporate guarantees. The bonds could default if development failed to progress as anticipated or if larger taxpayers failed to pay the assessments, fees and taxes as provided in the financing plans of the districts.

• Stand-By Commitments. Under a stand-by commitment, a fund obligates a broker, dealer or bank to repurchase, at the fund's option, specified securities at a specified price prior to such securities' maturity date and, in this respect, stand-by commitments are comparable to put options. The exercise of a stand-by commitment, therefore, is subject to the ability of the seller to make payment on demand. The funds will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. A fund may pay for stand-by commitments if such action is deemed necessary, thus increasing to a degree the cost of the underlying municipal security and similarly decreasing such security's yield to investors. Gains realized in connection with stand-by commitments will be taxable. For a fund that focuses its investments in New Jersey Municipal Bonds, the fund will acquire stand-by commitments only to the extent consistent with the requirements for a "qualified investment fund" under the New Jersey Gross Income Tax Act.

• Structured Notes. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, therefore, may not have an active trading market. When a fund purchases a structured note, it will make a payment of principal to the counterparty. Some structured notes have a guaranteed repayment of principal while others place a portion (or all) or the principal at risk. The possibility of default by the counterparty or its credit provider may be greater for structured notes than for other types of money market instruments.

Taxable Investments (municipal or other tax-exempt funds only). From time to time, on a temporary basis other than for temporary defensive purposes (but not to exceed 20% of the value of the fund's net assets) or for temporary defensive purposes, a fund may invest in taxable short-term investments (Taxable Investments, as defined in Part II of this SAI under "Investments, Investments Techniques and Risks"). Dividends paid by a fund that are attributable to income earned by the fund from Taxable Investments will be taxable to investors. When a fund invests for temporary defensive purposes, it may not achieve its investment objective(s).

Funding Agreements. In a funding agreement (sometimes referred to as a guaranteed interest contract ("GIC")), a fund contributes cash to a deposit fund of an insurance company's general account, and the insurance company then credits the fund, on a monthly basis, guaranteed interest that is based on an index. This guaranteed interest will not be less than a certain minimum rate. Because the principal amount of a funding agreement may not be received

III-42

from the insurance company on seven days' notice or less, the agreement is considered to be an illiquid investment.

Real Estate Investment Trusts (REITs)

A REIT is a corporation, or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property, and distribute to shareholders annually a substantial portion of its otherwise taxable income.

REITs are characterized as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in the fee ownership or leasehold ownership of land and buildings and derive their income primarily from rental income. Equity REITs also can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value. Mortgage REITs can hold REMIC regular interests and can hold or make construction, development or long-term mortgage loans and are sensitive to the credit quality of the borrower. Mortgage REITs derive their income from interest payments on such loans or REMIC interests. Hybrid REITs combine the characteristics of both equity and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. The value of securities issued by REITs is affected by tax and regulatory requirements and by perceptions of management skill. REITs expose investors in the fund to the risks of owning real estate directly, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the 1940 Act. A fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the fund.

Money Market Instruments

When the Adviser determines that adverse market conditions exist, a fund may adopt a temporary defensive position and invest up to 100% of its assets in money market instruments, including U.S. government securities, bank obligations, repurchase agreements and commercial paper. During such periods, the fund may not achieve its investment objective(s). A fund also may purchase money market instruments when it has cash reserves or in anticipation of taking a market position.

Investing in money market instruments is subject to certain risks. Money market instruments (other than certain U.S. government securities) are not backed or insured by the U.S. government, its agencies or its instrumentalities. Accordingly, only the creditworthiness of an issuer, or guarantees of that issuer, support such instruments.

Bank Obligations. See "Bank Obligations" below under "Money Market Funds."

Repurchase Agreements. See "Repurchase Agreements" below under "Money Market Funds."

Commercial Paper. Commercial paper represents short-term, unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies used to finance short-term credit needs and may consist of U.S. dollar-denominated obligations of domestic issuers and foreign currency-denominated obligations of domestic or foreign issuers. Commercial paper may be backed only by the credit of the issuer or may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank. Commercial paper backed by guarantees of foreign banks may involve additional risk due to the difficulty of obtaining and enforcing judgments against such banks and the generally less restrictive regulations to which such banks are subject.

Foreign Securities

Foreign securities include the securities of companies organized under the laws of countries other than the United States and those issued or guaranteed by governments other than the U.S. government or by foreign supranational

III-43

entities. They also include securities of companies whose principal trading market is in a country other than the United States or of companies (including those that are located in the United States or organized under U.S. law) that derive a significant portion of their revenue or profits from foreign businesses, investments or sales, or that have a majority of their assets outside the United States. They may be traded on foreign securities exchanges or in the foreign over-the-counter markets. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. Obligations of the World Bank and certain other supranational organizations are supported by subscribed but unpaid commitments of member countries. There is no assurance that these commitments will be undertaken or complied with in the future.

Investing in the securities of foreign issuers, as well as instruments that provide investment exposure to foreign securities and markets, involves risks that are not typically associated with investing in U.S. dollar-denominated securities of domestic issuers. Investments in foreign issuers may be affected by changes in currency rates (i.e., affecting the value of assets as measured in U.S. dollars), changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. A change in the value of such foreign currency against the U.S. dollar also will result in a change in the amount of income available for distribution. If a portion of a fund's investment income may be received in foreign currencies, such fund will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore the fund will absorb the cost of currency fluctuations. After the fund has distributed income, subsequent foreign currency losses may result in the fund having distributed more income in a particular fiscal period than was available from investment income, which could result in a return of capital to shareholders. In addition, if the exchange rate for the currency in which a fund receives interest payments declines against the U.S. dollar before such income is distributed as dividends to shareholders, the fund may have to sell portfolio securities to obtain sufficient cash to enable the fund to pay such dividends. Commissions on transactions in foreign securities may be higher than those for similar transactions on domestic stock markets, and foreign custodial costs are higher than domestic custodial costs. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have on occasion been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States.

Many countries throughout the world are dependent on a healthy U.S. economy and are adversely affected when the U.S. economy weakens or its markets decline. For example, in 2007 and 2008, the meltdown in the U.S. subprime mortgage market quickly spread throughout global credit markets, triggering a liquidity crisis that affected fixed-income and equity markets around the world.

Foreign investments involve risks unique to the local political, economic, and regulatory structures in place, as well as the potential for social instability, military unrest or diplomatic developments that could prove adverse to the interests of U.S. investors. Individual foreign economies can differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. In addition, significant external political and economic risks currently affect some foreign countries. For example, both Taiwan and China claim sovereignty over Taiwan and there is a demilitarized border and hostile relations between North and South Korea. Russia's military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict have increased volatility and uncertainty in the financial markets and adversely affected regional and global economies. Additionally, a number of countries in Europe have suffered terror attacks. War and terrorism also affect many other countries, especially those in Africa and the Middle East. In October 2023 armed conflict started between Israel and the terrorist group Hamas and expanded into a broader regional conflict, with a ceasefire announced in October 2025. The effect of the ceasefire and the impact of this conflict and other geopolitical

III-44

ramifications are unknown and could impact the fund's investments and global markets. The future proliferation and effects of these and similar events and other socio-political or geographical issues are not known but could suddenly and/or profoundly affect global economies, markets, certain industries and/or specific securities.

Because evidences of ownership of foreign securities usually are held outside the United States, additional risks of investing in foreign securities include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions that might adversely affect or restrict the payment of principal and interest on the foreign securities to investors located outside the country of the issuer, whether from currency blockage, exchange control regulations or otherwise. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund's NAV on days when shareholders have no access to the fund.

Investing in Europe. Ongoing concerns regarding the economies of certain European countries and/or their sovereign debt, as well as the possibility that one or more countries might leave the European Union (the "EU"), create risks for investing in the EU. A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit, and financial markets in Europe and elsewhere have experienced significant volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and outside of Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not be effective, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of outstanding debt could have additional adverse effects on economies, financial markets and asset valuations around the world.

On January 31, 2020, the UK ceased to be a member of the EU and the EU-UK Withdrawal Agreement came into force, under which EU law still had effect in the UK during a transitional period. This transitional period concluded on December 31, 2020, and the UK left the EU single market and customs union under the terms of a new trade agreement. The agreement governs the new relationship between the UK and EU with respect to trading goods and services, but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. The full scope and nature of the consequences of the UK's exit are not known at this time and are unlikely to be known for a significant period of time. The current uncertainty and related future developments could have a negative impact on both the UK economy and the economies of other countries in Europe, as well as greater volatility in the global financial and currency markets. It is also unknown whether the UK's exit from the EU will increase the likelihood of other countries also departing the EU. Any additional exits from the EU, or the possibility of such exits, may have a significant impact on European and global economies, which may result in increased volatility and illiquidity, new legal and regulatory uncertainties and potentially lower economic growth. It is not possible to ascertain the precise impact these events may have on a fund or its investments from an economic, financial, tax or regulatory perspective but any such impact could have material consequences for the funds and their investments.

Whether or not a fund invests in securities of issuers located in Europe or has significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the fund's investment.

Emerging Markets. Investments in, or economically tied to, emerging market countries may be subject to higher risks than investments in companies in developed countries. Risks of investing in emerging markets and emerging market securities include, but are not limited to (in addition to those described above): less social, political and economic stability; less diverse and mature economic structures; the lack of publicly available information, including reports of payments of dividends or interest on outstanding securities; certain national policies that may restrict a fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; local taxation; the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; the absence until recently, in certain countries, of a capital structure or market-oriented economy; the possibility that recent favorable economic developments in certain countries may be slowed or reversed by unanticipated political or social events in these countries; restrictions that may make it difficult or impossible for a fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; the risk of uninsured loss due to lost, stolen, or

III-45

counterfeit stock certificates; possible losses through the holding of securities in domestic and foreign custodial banks and depositories; heightened opportunities for governmental corruption; large amounts of foreign debt to finance basic governmental duties that could lead to restructuring or default; and heavy reliance on exports that may be severely affected by global economic downturns.

The purchase and sale of portfolio securities in certain emerging market countries may be constrained by limitations as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. In certain cases, such limitations may be computed based upon the aggregate trading by or holdings of a fund, its Adviser and its affiliates and their respective clients and other service providers. A fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.

Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of "capital controls." Countries use these controls to restrict volatile movements of capital entering (inflows) and exiting (outflows) their country to respond to certain economic conditions. Such controls are mainly applied to short-term capital transactions to counter speculative flows that threaten to undermine the stability of the exchange rate and deplete foreign exchange reserves. Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets in such a way that may adversely affect the ability of a fund to repatriate its income and capital. These limitations may have a negative impact on the fund's performance and may adversely affect the liquidity of the fund's investment to the extent that it invests in certain emerging market countries. Some emerging market countries may have fixed or managed currencies which are not free-floating against the U.S. dollar. Further, certain emerging market countries' currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. If a fund does not hedge the U.S. dollar value of securities it owns denominated in currencies that are devalued, the fund's NAV will be adversely affected. Many emerging market countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, adverse effects on the economies and securities markets of certain of these countries. Further, the economies of emerging market countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Certain funds may invest in companies organized or with their principal place of business, or majority of assets or business, in pre-emerging markets, also known as frontier markets. The risks associated with investments in frontier market countries include all the risks described above for investments in foreign securities and emerging markets, although the risks are magnified for frontier market countries. Because frontier markets are among the smallest, least mature and least liquid of the emerging markets, investments in frontier markets generally are subject to a greater risk of loss than investments in developed markets or traditional emerging markets. Frontier market countries have smaller economies, less developed capital markets, more political and economic instability, weaker legal, financial accounting and regulatory infrastructure, and more governmental limitations on foreign investments than typically found in more developed countries, and frontier markets typically have greater market volatility, lower trading volume, lower capital flow, less investor participation, fewer large global companies and greater risk of a market shutdown than more developed markets. Frontier markets are more prone to economic shocks associated with political and economic risks than are emerging markets generally. Many frontier market countries may be dependent on commodities, foreign trade or foreign aid.

Additionally, the local taxation of income and capital gains accruing to non-residents varies among emerging market countries and may be comparatively high. Emerging market countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the funds could in the future become subject to local tax liabilities that had not been anticipated in valuing its assets or making investments.

Certain Asian Emerging Market Countries. Many Asian economies are characterized by over-extension of credit, frequent currency fluctuation, devaluations and restrictions, rising unemployment, rapid fluctuations in inflation, reliance on exports and less efficient markets. Currency devaluation in one Asian country can have a significant effect on the entire region. The legal systems in many Asian countries are still developing, making it more difficult to obtain and/or enforce judgments.

III-46

Furthermore, increased political and social unrest in some Asian countries could cause economic and market uncertainty throughout the region. The auditing and reporting standards in some Asian emerging market countries may not provide the same degree of shareholder protection or information to investors as those in developed countries. In particular, valuation of assets, depreciation, exchange differences, deferred taxation, contingent liability and consolidation may be treated differently than under the auditing and reporting standards of developed countries.

Certain Asian emerging market countries are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of securities transactions, and in interpreting and applying the relevant law and regulations. The securities industries in these countries are comparatively underdeveloped. Stockbrokers and other intermediaries in Asian emerging market countries may not perform as well as their counterparts in the United States and other more developed securities markets. Certain Asian emerging market countries may require substantial withholding on dividends paid on portfolio securities and on realized capital gains. There can be no assurance that repatriation of the fund's income, gains or initial capital from these countries can occur.

Investing in China. Investments in Chinese securities, including certain Hong Kong-listed securities, subject a fund to risks specific to China. Specific risks associated with investments in China include exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), trading halts, imposition of tariffs, limitations on repatriation and differing legal standards. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Reduced spending on Chinese products and services, which may result in substantial price reductions of goods and services and possible failure of individual companies and/or large segments of China's export industry; institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the U.S. or other countries; or a downturn in any of the economies of China's key trading partners, may have an adverse impact on the Chinese economy. The ongoing trade dispute, imposition of tariffs and deterioration of trade relations between China and the U.S. continues to introduce uncertainty into the Chinese economy and may result in market volatility, reductions in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China's export industry, which could have a negative impact on a fund's performance. Worsening trade relations between the two countries also could adversely impact the funds, particularly to the extent that the Chinese government restricts foreign investments in on-shore Chinese companies or the U.S. government restricts investments by U.S. investors in China.

China has experienced security concerns, such as terrorism and strained international relations. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China's economy and Chinese issuers of securities.

Investments in certain Hong Kong-listed securities may also subject a fund to exposure to Chinese companies. In 1997, the UK handed over control of Hong Kong to the People's Republic of China. By treaty, China has committed to preserve a high degree of autonomy for Hong Kong in certain matters until 2047. However, there have been tensions between the Chinese government and many people in Hong Kong who perceive China as tightening control over Hong Kong's semi-autonomous liberal political, economic, legal, and social framework. Recent protests and unrest have increased tensions even further. Due to the interconnected nature of the Hong Kong and Chinese economies, this instability in Hong Kong may cause uncertainty in the Hong Kong and Chinese markets. China has a complex territorial dispute regarding the sovereignty of Taiwan and has made threats of invasion. Taiwan-based companies and individuals are significant investors in China. Military conflict between China and Taiwan may adversely affect securities of Chinese issuers.

In addition, there is less regulation and monitoring of the securities markets and the activities of investors, brokers and other participants in China than in the U.S. Accordingly, issuers of securities in China are not subject to the

III-47

same degree of regulation as those in the U.S. with respect to such matters as insider trading rules, tender offer regulation, stockholder proxy requirements and the requirements mandating timely and accurate disclosure of information. Stock markets in China are in the process of change and further development. This may lead to trading volatility, and difficulties in the settlement and recording of transactions and interpretation and application of the relevant regulations. Custodians may not be able to offer the level of service and safe-keeping in relation to the settlement and administration of securities in China that is customary in more developed markets. In particular, there is a risk that a fund may not be recognized as the owner of securities that are held on behalf of the fund. The Public Company Accounting Oversight Board ("PCAOB") also has historically had difficulties in inspecting audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies. Such issues with respect to the PCAOB inspections may impose significant additional risks associated with investments in China, including the risks that the audits may be less reliable, the information about the Chinese securities may be less reliable or complete, or a U.S.-listed Chinese issuer may be delisted if the PCAOB is unable to inspect the accounting firm for the issuer.

Stock Connect. Certain funds may invest in eligible renminbi-denominated class A shares of equity securities that are listed and traded on certain Chinese stock exchanges ("China A-Shares") through the Shanghai-Hong Kong Stock Connect Program or Shenzhen-Hong Kong Stock Connect Program ("Stock Connect"). Trading in China A-Shares through Stock Connect is subject to certain risks, which may change over time. A fund's investment in China A-Shares may only be traded through Stock Connect and is not otherwise transferable. The list of eligible China A-Shares may change from time to time. When a China A-Shares issue is recalled from the scope of securities eligible for trading through Stock Connect, a fund may only sell, but not buy, the securities, which may adversely affect the fund's investment strategy.

While Stock Connect is not subject to individual investment quotas, daily and aggregate investment quotas apply to all Stock Connect participants, which may restrict or preclude a fund's ability to invest in China A-Shares. For example, these quota limitations require that buy orders for China A-Shares be rejected once the remaining balance of the relevant quota drops to zero or the daily quota is exceeded (although a fund would be permitted to sell China A-Shares regardless of the quota balance). These limitations may restrict a fund from investing in China A-Shares on a timely basis, which could affect the fund's ability to effectively pursue its investment strategy. Investment quotas are also subject to change.

Chinese regulations prohibit over-selling of China A-Shares. If a fund intends to sell China A-Shares it holds, it must transfer those securities to the accounts of the fund's participant broker before the market opens. As a result, the fund may not be able to dispose of its holdings of China A-Shares in a timely manner.

Stock Connect also is generally available only on business days when both the exchange on which China A-Shares are offered and the Chinese and Hong Kong markets are open and when banks in both markets are open on the corresponding settlement days. Therefore, an investment in China A-Shares through Stock Connect may subject a fund to a risk of price fluctuations on days where the Chinese stock markets are open, but Stock Connect is not operating.

Beginning December 31, 2024 through early January 2025, the China Securities Regulatory commission ("CSRC") and the Shanghai and Shenzhen stock exchanges barred several major mutual fund companies from selling shares on a net basis on any day in response to CCP leadership calls to stabilize the Chinese equity market. Although the CSRC has since lifted the restriction, there can be no guarantee that trading in Chinese securities will be free from CCP interference or manipulation in the future.

Stock Connect regulations provide that investors, such as a fund, enjoy the rights and benefits of equities purchased through Stock Connect. However, the nominee structure under Stock Connect requires that China A-Shares be held through the Hong Kong Securities Clearing Company (the "HKSCC") as nominee on behalf of investors. While a fund's ownership of China A-Shares will be reflected on the books of the custodian's records, a fund will only have beneficial rights in such A-Shares. The precise nature and rights of the fund as the beneficial owner of the SSE equities through the HKSCC as nominee is not well defined under the law of the PRC. Although the China Securities Regulatory Commission has issued guidance indicating that participants in Stock Connect will be able to exercise rights of beneficial owners in the PRC, the exact nature and methods of enforcement of the rights and interests of a fund under PRC law is uncertain. In particular, the courts may consider that the nominee or custodian as registered holder of China A-Shares has full ownership over the securities rather than the fund as the underlying

III-48

beneficial owner. The HKSCC, as nominee holder, does not guarantee the title to China A-Shares held through it and is under no obligation to enforce title or other rights associated with ownership on behalf of beneficial owners. Consequently, title to these securities, or the rights associated with them, such as participation in corporate actions or shareholder meetings, cannot be assured.

While certain aspects of the Stock Connect trading process are subject to Hong Kong law, PRC rules applicable to share ownership will apply. Other risks associated with investments in PRC securities apply fully to China A-Shares purchased through Stock Connect.

China A-Shares traded via Stock Connect are subject to various risks associated with the legal and technical framework of Stock Connect. In the event that the relevant systems fail to function properly, trading in China A-Shares through Stock Connect could be disrupted. In the event of high trade volume or unexpected market conditions, Stock Connect may be available only on a limited basis, if at all. Both the PRC and Shanghai, Shenzhen or Hong Kong regulators are permitted, independently of each other, to suspend Stock Connect in response to certain market conditions. Additionally, the withholding tax treatment of dividends and capital gains payable to overseas investors may be subject to change, and any such changes may negatively affect investment returns.

Bond Connect. Chinese debt instruments trade on the China Interbank Bond Market ("CIBM") and may be purchased through a market access program that is designed to, among other things, enable foreign investment in the PRC ("Bond Connect"). There are significant risks inherent in investing in Chinese debt instruments, similar to the risks of other fixed-income securities markets in emerging markets. The prices of debt instruments traded on the CIBM may fluctuate significantly due to low trading volume and potential lack of liquidity. The rules to access debt instruments that trade on the CIBM through Bond Connect are relatively new and subject to change, which may adversely affect a fund's ability to invest in these instruments and to enforce its rights as a beneficial owner of these instruments. Trading through Bond Connect is subject to a number of restrictions that may affect a fund's investments and returns.

Investments made through Bond Connect are subject to order, clearance and settlement procedures that are relatively untested in China, which could pose risks to a fund. CIBM does not support all trading strategies (such as short selling). Investments in Chinese debt instruments that trade on the CIBM are subject to the risks of suspension of trading without cause or notice, trade failure or trade rejection and default of securities depositories and counterparties. Furthermore, Chinese debt instruments purchased via Bond Connect will be held via a book entry omnibus account in the name of the Hong Kong Monetary Authority Central Money Markets Unit ("CMU") maintained with a China-based depository (either the China Central Depository & Clearing Co. ("CDCC") or the Shanghai Clearing House ("SCH"). A fund's ownership interest in these Chinese debt instruments will not be reflected directly in book entry with CSDCC or SCH and will instead only be reflected on the books of a fund's Hong Kong sub-custodian. Therefore, a fund's ability to enforce its rights as a bondholder may depend on CMU's ability or willingness as record-holder of the bonds to enforce the fund's rights as a bondholder. Additionally, the omnibus manner in which Chinese debt instruments are held could expose a fund to the credit risk of the relevant securities depositories and a fund's Hong Kong sub-custodian. While a fund holds a beneficial interest in the instruments it acquires through Bond Connect, the mechanisms that beneficial owners may use to enforce their rights are untested. In addition, courts in China have limited experience in applying the concept of beneficial ownership. Moreover, Chinese debt instruments acquired through Bond Connect generally may not be sold, purchased or otherwise transferred other than through Bond Connect in accordance with applicable rules.

A fund's investments in Chinese debt instruments acquired through Bond Connect are generally subject to a number of regulations and restrictions, including Chinese securities regulations and listing rules, loss recovery limitations and disclosure of interest reporting obligations. A fund will not benefit from access to Hong Kong investor compensation funds, which are set up to protect against defaults of trades, when investing through Bond Connect. Bond Connect can only operate when both China and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. The rules applicable to taxation of Chinese debt instruments acquired through Bond Connect remain subject to further clarification. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments via Bond Connect could result in unexpected tax liabilities for a fund, which may negatively affect investment returns.

Investments in CCMC Securities. On November 12, 2020, the President of the United States issued an Executive Order (the "Order") to prohibit, beginning January 11, 2021, U.S. persons (which includes the funds) from

III-49

transacting in certain securities and derivatives of publicly traded securities of any of 31 companies designated as a "Communist Chinese military company" (a "CCMC" and such securities collectively with securities of certain subsidiaries of such companies and related depositary receipts that may be covered by the Order, "CCMC Securities") by the U.S. Department of Defense (the "DOD") or the U.S. Department of the Treasury's Office of Foreign Assets Control ("OFAC"). In the weeks following the issuance of the Order, the DOD designated an additional 13 companies as CCMCs, bringing the current total to 44 companies designated to date. Also subsequent to issuance of the Order, OFAC extended the effective date of the trading ban several times from the initial date of January 11, 2021 to the most recent date of June 11, 2021 for publicly-traded securities of companies with a name that "closely matches the name" of a designated CCMC but that have not been designated as CCMC Securities. In addition, U.S. persons also are prohibited from transacting in newly-designated CCMC Securities 60 days after such designation. As clarified by an amendment to the Order dated January 13, 2021, and subsequent guidance from OFAC, U.S. persons may divest their holdings in the 31 initially-designated CCMCs at any time through November 11, 2021 (and have 365 days from date of designation to divest their holdings in other CCMCs).

OFAC subsequently published, on several occasions, guidance regarding compliance with the Order, including several "Frequently Asked Questions" (FAQs)-style publications addressing the scope of, and interpretive matters regarding, compliance with the Order, as well as the Order's application to U.S. funds that hold CCMC Securities (i.e., including mutual funds that hold CCMC Securities regardless of the size of the position relative to a fund's total assets). Certain interpretive issues related to compliance with the Order remain open, including to what extent a U.S. person could be held liable for failing to identify an unlisted entity whose name "close matches the name" of an entity designated as a CCMC.

A fund's holdings in CCMC Securities may adversely impact the fund's performance. The extent of any impact will depend on future developments, including the fund's ability to buy or sell the CCMC Securities, valuation of the CCMC Securities, modifications to the Order, the issuance of additional or different interpretive guidance regarding compliance with the Order, and the duration of the Order, all of which are highly uncertain.

Investments in Variable Interest Entities. To the extent a fund invests in securities of Chinese issuers, it may be subject to certain risks associated with variable interest entities ("VIEs"). VIEs are widely used by China-based companies where China restricts or prohibits foreign ownership in certain sectors, including internet, telecommunications, technology, media, and education. In a typical VIE structure, a shell company is set up in an offshore jurisdiction that likely does not have the same disclosure, reporting, and governance requirements as the United States. The holding company issues shares, i.e., is "listed" on a foreign exchange such as the New York Stock Exchange or the Hong Kong Stock Exchange and enters into contractual arrangements with a China-based operating company, typically through the China-based VIE. The VIE must be owned by Chinese nationals (and/or other Chinese companies), which often are the VIE's founders, in order to obtain the licenses and/or assets required to operate in the restricted or prohibited sector in China. The operations and financial position of the VIE are included in consolidated financial statements of the listed holding company. Foreign investors, including mutual funds and ETFs, hold stock in the listed holding company rather than directly in the China-based operating company.

The VIE structure is designed to provide investors with economic exposure to the Chinese company that replicates equity ownership, but without formal legal ownership because the listed holding company's control over the operating company is predicated entirely on contracts with the VIE. The listed holding company is distinct from the underlying operating company, and an investment in the listed holding company represents exposure to a company that maintains service contracts with the operating company, not equity ownership.

Investments in companies that use VIEs may pose additional risks because the investment is made through the listed holding company's service and other contractual arrangements with the underlying Chinese operating company. As a result, VIE structures do not offer the same level of investor protections as direct ownership and investors may experience losses if VIE structures are altered, contractual disputes emerge, or the legal status of the VIE structure is prohibited under Chinese law, which could happen at any time without notice. The owners of the VIE could decide to breach the contractual arrangements with the listed holding company and it is uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent loss, and in turn,

III-50

adversely affect a fund's returns and NAV. Additionally, significant portions of the Chinese securities markets may also become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events.

The legal status of the VIE structure remains uncertain under Chinese law. The Chinese government previously placed restrictions on China-based companies raising capital offshore in certain sectors, including through VIEs, and investors face uncertainty about future actions by the Chinese government that could significantly affect the operating company's financial performance and the enforceability of the contractual arrangements underlying the VIE structure. There is risk that the Chinese government may cease to tolerate such VIE structures at any time or impose new restrictions on the structure, in each case either generally or with respect to specific issuers. If new laws, rules or regulations relating to VIE structures are adopted, investors, including a fund, could suffer substantial, detrimental, and possibly permanent losses with little or no recourse available.

In addition, Chinese companies, including those listed on U.S. exchanges, are generally not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about VIEs may be less reliable or complete. Foreign companies with securities listed on U.S. exchanges, including those that utilize VIEs, may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements. Delisting would significantly decrease the liquidity and value of the securities of these companies, decrease the ability of a fund to invest in such securities and may increase the expenses of a fund if it is required to seek alternative markets in which to invest in such securities.

Investing in Russia and other Eastern European Countries. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to Russia's military invasion of Ukraine in 2022. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia's invasion of Ukraine. The sanctions also included the removal of some Russian banks from the Society for Worldwide Interbank Financial Telecommunications (SWIFT), the electronic network that connects banks globally, and imposed restrictive measures to prevent the Russian Central Bank from undermining the impact of the sanctions. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that a fund has exposure to Russian investments or investments in countries affected by the invasion, the fund's ability to price, buy, sell, receive or deliver such investments may be impaired. A fund may determine that certain affected securities have zero value. In addition, any exposure that a fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the fund's portfolio. The extent and duration of Russia's military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could continue to result in significant market disruptions, including in the oil and natural gas markets, and may continue to negatively affect global supply chains (including global food supplies), inflation and global growth.

Many formerly communist, Eastern European countries have experienced significant political and economic reform over the past decade. However, the democratization process is still relatively new in a number of the smaller states and political turmoil and popular uprisings remain threats. Investments in these countries are particularly subject to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies and the risk of nationalization or expropriation of assets, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, unpredictable taxation, the imposition of capital controls and/or foreign investment limitations by a country and the imposition of sanctions on an Eastern European country by other countries, such as the U.S. Adverse currency exchange rates are a risk, and there may be a lack of available currency hedging instruments.

These securities markets, as compared to U.S. markets, have significant price volatility, less liquidity, a smaller market capitalization and a smaller number of exchange-traded securities. A limited volume of trading may result in difficulty in obtaining accurate prices and trading. There is little publicly available information about issuers. Settlement, clearing and registration of securities transactions are subject to risks because of insufficient registration systems that may not be subject to effective government supervision. This may result in significant delays or

III-51

problems in registering the transfer of shares. It is possible that a fund's ownership rights could be lost through fraud or negligence. While applicable regulations may impose liability on registrars for losses resulting from their errors, it may be difficult for a fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration.

Depositary Receipts and New York Shares. Securities of foreign issuers in the form of ADRs, EDRs and GDRs and other forms of depositary receipts may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe, and GDRs are receipts issued outside the United States typically by non-U.S. banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the U.S. securities markets, EDRs in bearer form are designed for use in Europe, and GDRs in bearer form are designed for use outside the United States. New York Shares are securities of foreign companies that are issued for trading in the United States. New York Shares are traded in the United States on national securities exchanges or in the over-the-counter market.

Depositary receipts may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Purchases or sales of certain ADRs may result, indirectly, in fees being paid to the Depositary Receipts Division of The Bank of New York Mellon, an affiliate of BNYIA, by brokers executing the purchases or sales.

Securities of foreign issuers that are represented by ADRs or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not subject to many of the considerations and risks discussed in the prospectus and this SAI that apply to foreign securities traded and held abroad. A U.S. dollar investment in ADRs or shares of foreign issuers traded on U.S. exchanges may be impacted differently by currency fluctuations than would an investment made in a foreign currency on a foreign exchange in shares of the same issuer.

Sovereign Debt Obligations. Investments in sovereign debt obligations involve special risks which are not present in corporate debt obligations. The foreign issuer of the sovereign debt or the foreign governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the NAV of a fund, to the extent it invests in such securities, may be more volatile than market prices of U.S. government debt or the debt of corporate issuers. In the past, certain foreign countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debt.

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor's policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to service its debts.

Moreover, no established secondary markets may exist for many of the sovereign debt obligations in which a fund may invest. Reduced secondary market liquidity may have an adverse effect on the market price and a fund's ability to dispose of particular instruments when necessary to meet its liquidity requirements or in response to specific economic events such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain sovereign debt obligations also may make it more difficult for a fund to obtain accurate market quotations for purposes of valuing its portfolio. Market quotations are generally available on many sovereign debt obligations

III-52

only from a limited number of dealers and may not necessarily represent firm bids of those dealers or prices of actual sales.

Sovereign Debt Obligations of Emerging Market Countries. Investing in foreign government obligations and the sovereign debt of emerging market countries creates exposure to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. The ability and willingness of sovereign obligors in emerging market countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Certain countries in which a fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and extreme poverty and unemployment. Many of these countries also are characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole and its government's policy towards the International Monetary Fund, the World Bank and other international agencies. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations also will be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A governmental obligor may default on its obligations. If such an event occurs, a fund may have limited legal recourse against the issuer and/or guarantor. In some cases, remedies must be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements. Sovereign obligors in emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors, in the past, have experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds (discussed below), and obtaining new credit to finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which a fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the fund's holdings. Obligations of the World Bank and certain other supranational organizations are supported by subscribed but unpaid commitments of member countries. There is no assurance that these commitments will be undertaken or complied with in the future.

Brady Bonds. "Brady Bonds" are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. In light of the history of defaults of countries issuing Brady Bonds on their commercial bank loans, investments in Brady Bonds may be viewed as speculative. Brady Bonds may be fully or partially collateralized or uncollateralized, are issued in various currencies (but primarily in U.S. dollars) and are actively traded in over-the-counter secondary markets. Brady Bonds with no or limited collateralization of interest or principal payment obligations have increased credit risk, and the holders of such bonds rely on the willingness and ability of the foreign government to make payments in accordance with the terms of such Brady Bonds. U.S. dollar-denominated collateralized Brady Bonds, which may be fixed rate bonds or floating rate bonds, generally are collateralized by Treasury zero coupon bonds having the same maturity as the Brady Bonds. One or more classes of securities ("structured securities") may be backed by, or represent interests in, Brady Bonds. The cash flow on the underlying instruments may be apportioned among the newly-issued structured securities to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. See "Derivatives—Structured Securities" below.

Eurodollar and Yankee Dollar Investments. Eurodollar instruments are bonds of foreign corporate and government issuers that pay interest and principal in U.S. dollars generally held in banks outside the United States, primarily in Europe. Yankee Dollar instruments are U.S. dollar-denominated bonds typically issued in the United States by

III-53

foreign governments and their agencies and foreign banks and corporations. Eurodollar Certificates of Deposit are U.S. dollar-denominated certificates of deposit issued by foreign branches of domestic banks; Eurodollar Time Deposits are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or in a foreign bank; and Yankee Certificates of Deposit are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States. These investments involve risks that are different from investments in securities issued by U.S. issuers, including potential unfavorable political and economic developments, foreign withholding or other taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest.

Investment Companies, Including Exchange-Traded Funds

Under the 1940 Act, subject to a fund's own more restrictive limitations, if applicable, a fund's investment in securities issued by other investment companies, subject to certain exceptions (including those that apply for a fund of funds' investment in underlying funds, as applicable), currently is limited to: (1) 3% of the total voting stock of any one investment company; (2) 5% of the fund's total assets with respect to any one investment company; and (3) 10% of the fund's total assets in the aggregate (such limits do not apply to investments in money market funds). Exemptions in the 1940 Act or the rules thereunder may allow a fund to invest in another investment company in excess of these limits. In particular, Rule 12d1-4 under the 1940 Act allows a fund to acquire the securities of another investment company, including ETFs, in excess of the limitations imposed by Section 12 of the 1940 Act, subject to certain limitations and conditions on the funds and BNYIA, including limits on control and voting of acquired funds' shares, evaluations and findings by BNYIA and limits on most three-tier fund structures.

In addition to the management and operational fees the funds bear directly in connection with their own operation, a fund will also bear its pro rata portion of the advisory and operational expenses incurred indirectly through its investments in other investment companies, including ETFs.

A fund also may invest its uninvested cash reserves or cash it receives as collateral from borrowers of its portfolio securities in connection with the fund's securities lending program, in shares of one or more money market funds advised by BNYIA. In addition, a fund may invest in shares of one or more money market funds advised by BNYIA for strategic purposes related to the management of the fund. To the extent such fund invests in a money market fund advised by BNYIA for such strategic purposes, BNYIA has agreed to waive a portion of its management fee payable to it by such fund equal to the management fee BNYIA receives from the money market fund with respect to the assets of the investing fund invested in the money market fund. Such investments will not be subject to the limitations described above.

Exchange-Traded Funds. Investments in investment companies may include shares of ETFs, generally those that are designed to provide investment results generally corresponding to a securities index. ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities, in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index. ETF shares are listed on an exchange and trade in the secondary market on a per-share basis. At times, the market price may be at a premium or discount to the ETF's per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF's shares may not develop or be maintained. Because shares of ETFs trade on an exchange, they may be subject to trading halts on the exchange. Trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are de-listed from the exchange, or market-wide "circuit breakers" (which are tied to large decreases in stock prices) halt stock trading generally.

The values of ETFs' shares are subject to change as the values of their respective component securities fluctuate according to market volatility (although, as noted above, the market price of an ETF's shares may be at a premium or discount to the ETF's per share NAV). Investments in ETFs that are designed to correspond to an equity index, for example, involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of ETFs invested in by a fund. Moreover, a fund's investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities.

III-54

Private Investment Funds

As with investments in registered investment companies, if a fund invests in a private investment fund, such as a "hedge fund" or private equity fund, the fund will be charged its proportionate share of the advisory fees, including any incentive compensation and other operating expenses, of the private investment fund. These fees, which can be substantial, would be in addition to the advisory fees and other operating expenses incurred by the fund. In addition, private investment funds are not registered with the SEC and may not be registered with any other regulatory authority. Accordingly, they are not subject to certain regulatory requirements and oversight to which registered issuers are subject. There may be very little public information available about their investments and performance. Moreover, because sales of shares of private investment funds are generally restricted to certain qualified purchasers, such shares may be illiquid and it could be difficult for the fund to sell its shares of such private investment funds at an advantageous price and time. Finally, because shares of private investment funds are not publicly traded, a fair value for the fund's investment in these companies typically will have to be determined under policies approved by the board. The limited public financial information about private investment funds may make it more difficult to value such investments and may make it difficult to accurately determine the fund's exposure to private investment funds. A fund's net asset value could be adversely affected if determinations regarding the fair value of the fund's investments were materially higher than the values that the fund ultimately realizes upon the disposal of such investments.

Exchange-Traded Notes

ETNs are debt obligations, generally unsecured and unsubordinated, with a return linked to the performance of a reference investment (typically an index). ETNs are not registered investment companies and are not regulated under the 1940 Act. Unlike ETFs, ETNs are not investments in a dedicated pool of the issuer's assets and instead operate more like unsecured debt of the issuer. This type of debt security differs from other types of bonds and notes because ETN returns are based upon the performance of a market index minus applicable fees, no period coupon payments are distributed, and no principal protections exist. Accordingly, investments in ETNs are subject not only to the risks of the reference investment but also to the risks of a debt investment in the issuer. The value of an ETN may be influenced by, and is subject to the risks of, time to maturity; level of supply and demand for the ETN; changes in interest rates; and creditworthiness of and default by the issuer. As a result, the fund may lose all or a portion of the value of an investment in an ETN due solely to the creditworthiness of or default by the issuer. In addition, there may be substantial differences between the value of the reference investment and the price at which the ETN may be traded, and the return on an ETN that is tied to a specific index may not replicate precisely the return of the index. ETNs also incur certain expenses not incurred by the reference investment, and the cost of owning an ETN may exceed the cost of investing directly in the reference investment. The secondary trading market price of an ETN (if such a secondary trading market exists) may be more volatile than the value of the reference investment it is designed to track. The fund may not be able to liquidate ETN holdings at the time and price desired, which may impact fund performance.

Master Limited Partnerships (MLPs)

Although MLP investments may take many forms, a fund investing in MLPs would be expected to invest primarily in MLPs that are classified as partnerships for U.S. federal income tax purposes ("Pass-Thru MLPs") and whose interests or "units" are traded on securities exchanges like shares of corporate stock. A typical Pass-Thru MLP consists of a general partner and limited partners. The general partner manages the partnership, has an ownership stake in the partnership and is typically eligible to receive an incentive distribution. The limited partners provide capital to the partnership, have a limited (if any) role in the operation and management of the partnership and receive cash distributions. Due to their partnership structure, Pass-Thru MLPs generally do not pay income taxes.

MLP common units and other equity securities can be affected by macroeconomic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the relevant business sector(s), changes in a particular issuer's financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the MLP, including earnings power and coverage ratios. Investing in MLPs also involves certain risks related to investing in the underlying assets of the MLPs.

III-55

Investments in MLPs are generally subject to many of the same risks that apply to partnerships. There may be fewer corporate protections afforded investors in an MLP than investors in a corporation. Holders of partnership MLP units, either as general or limited partners, could potentially become subject to liability for all of the obligations of the MLP under certain circumstances, such as if a court determines that the rights of the unitholders to take certain action under the limited partnership agreement would constitute "control" of the business of that MLP, or if a court or governmental agency determines that the MLP is conducting business in a state without complying with the limited partnership statute of that state.

The benefit derived from a fund's investment in Pass-Thru MLPs is largely dependent on those MLPs being treated as partnerships for U.S. federal income tax purposes. A change in current tax law (or the interpretation thereof), or a change in the business of a Pass-Thru MLP, could result in that MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax on its taxable income. Thus, if any of the Pass-Thru MLPs owned by a fund were treated as corporations for U.S. federal income tax purposes, the after-tax return to the fund with respect to its investment in such MLPs would be materially reduced, which could cause a decline in the value of the fund's shares.

Some limited liability companies ("LLCs") may be treated as Pass-Thru MLPs for federal income tax purposes. Similar to other Pass-Thru MLPs, these LLCs typically do not pay federal income tax at the entity level and are required by their operating agreements to distribute a large percentage of their current operating earnings. In contrast to other MLPs, these LLCs have no general partner and there are no incentives that entitle management or other unitholders to increased percentages of cash distributions as distributions reach higher target levels. In addition, LLC common unitholders typically have voting rights with respect to the LLC units, whereas MLP common units have limited voting rights.

Derivatives

Depending on the fund, derivatives may be used for a variety of reasons, including to (1) hedge to seek to mitigate certain market, interest rate or currency risks; (2) to manage the maturity or the interest rate sensitivity (sometimes called duration) of fixed-income securities; (3) to provide a substitute for purchasing or selling particular securities to reduce portfolio turnover, to seek to obtain a particular desired return at a lower cost to a fund than if the fund had invested directly in an instrument yielding the desired return, such as when a fund "equitizes" available cash balances by using a derivative instrument to gain exposure to relevant equity investments or markets consistent with its investment objective and policies, or for other reasons related to the management of the fund; or (4) to seek to increase potential returns. Generally, a derivative is a financial contract whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indexes. Derivatives may provide a cheaper, quicker or more specifically focused way to invest than "traditional" securities would. Examples of derivative instruments include futures contracts, options, swap agreements, contracts for difference, forward volatility agreements, credit linked securities, credit derivatives, structured securities and hybrid instruments, exchange-linked notes, participation notes, custodial receipts and currency forward contracts. Whether or not a fund may use some or all of these derivatives varies by fund. In addition, a fund's portfolio managers may decide not to employ some or all of these strategies, and there is no assurance that any derivatives strategy used by the fund will succeed.

Rule 18f-4 under the 1940 Act regulates the use of derivatives, short sales, reverse repurchase agreements and certain other transactions for certain funds registered under the 1940 Act. Among other things, Rule 18f-4 requires funds that invest in derivative instruments beyond a specified limited amount to apply a VaR based limit to their use of certain derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. Consequently, unless a fund qualifies as a "limited derivatives user" as defined in Rule 18f-4, the fund has established a derivatives risk management program designed to comply with a VaR based leverage limit, appointed a derivatives risk manager and will provide additional disclosure both publicly and to the SEC regarding its derivatives positions. If a fund qualifies as a limited derivatives user, Rule 18f-4 requires the fund to have policies and procedures to manage its aggregate derivatives risk, which may require the fund to alter, perhaps materially, its use of derivatives, short sales, and reverse repurchase agreements and similar financing transactions as part of its investment strategies for it to remain a limited derivatives user.

Risks. Successful use of certain derivatives may be a highly specialized activity that requires skills that may be different than the skills associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its

III-56

forecasts of market factors, or a counterparty defaults, investment performance would diminish compared with what it would have been if derivatives were not used. Successful use of derivatives by a fund also is subject to the Adviser's ability to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the securities or position being hedged and the price movements of the corresponding derivative position. For example, if a fund enters into a derivative position to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in the derivative position.

It is possible that developments in the derivatives markets, including potential government regulation, could adversely affect the ability to terminate existing derivatives positions or to realize amounts to be received in such transactions.

Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit a fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the fund's performance. Derivatives involve greater risks than if a fund had invested in the reference obligation directly.

An investment in derivatives at inopportune times or when market conditions are judged incorrectly may lower return or result in a loss. A fund could experience losses if its derivatives were poorly correlated with underlying instruments or the fund's other investments or if the fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

Over-the-Counter Derivatives. Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives, primarily futures contracts and options, generally are guaranteed by the clearing agency that is the issuer or counterparty to such derivatives. This guarantee usually is supported by a variation margin payment system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. In contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Adviser will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by a fund. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it. Derivatives that are considered illiquid will be subject to a fund's limit on illiquid investments.

Leverage. Some derivatives may involve leverage (e.g., an instrument linked to the value of a securities index may return income calculated as a multiple of the price movement of the underlying index). This economic leverage will increase the volatility of these instruments as they may increase or decrease in value more quickly than the underlying security, index, futures contract, currency or other economic variable.

Options and Futures Contracts. Options and futures contracts prices can diverge from the prices of their underlying instruments. Options and futures contracts prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect the prices of the underlying instruments in the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than any securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions used for hedging purposes are poorly correlated with the investments the fund is attempting to hedge, the options or futures positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

III-57

CEA Regulation. Each fund, except the CPO Funds, is operated by BNYIA in reliance on an exclusion, granted to operators of registered investment companies such as the funds, from registration as a "commodity pool operator" with respect to the fund under the CEA and, therefore is not subject to registration or regulation with respect to those funds under the CEA. Although BNYIA has been registered as a "commodity trading advisor" and "commodity pool operator" with the National Futures Association since December 19, 2012 and January 1, 2013, respectively, BNYIA relies on the exemption in Regulation 4.14(a)(8) to provide commodity interest trading advice to the funds for which it relies on the Regulation 4.5 exclusion from the definition of "commodity pool operator."

The funds, except the CPO Funds, may be limited in their ability to use commodity futures or options thereon, engage in certain swap transactions or make certain other investments (collectively, "commodity interests") if BNYIA continues to claim the exclusion from the definition of CPO with respect to such funds. In order for BNYIA to be eligible to continue to claim this exclusion, if a fund uses commodity interests other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the fund's NAV, or, alternatively, the aggregate net notional value of those positions, as determined at the time the most recent position was established, may not exceed 100% of the fund's NAV (after taking into account unrealized profits and unrealized losses on any such positions). In addition to meeting one of the foregoing trading limitations, a fund may not market itself as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps markets. Even if a fund's direct use of commodity interests complies with the trading limitations described above, the fund may have indirect exposure to commodity interests in excess of such limitations. Such exposure may result from the fund's investment in other investment vehicles, including investment companies that are not managed by BNYIA or one of its affiliates, certain securitized vehicles that may invest in commodity interests and/or non-equity REITs that may invest in commodity interests. Because BNYIA may have limited or no information as to the commodity interests in which an underlying investment vehicle invests at any given time, the CFTC has issued temporary no-action relief permitting registered investment companies, such as the funds, to continue to rely on the exclusion from the definition of CPO. BNYIA, on behalf of the funds, has filed the required notice to claim this no-action relief. In order to rely on the temporary no-action relief, BNYIA must meet certain conditions and the funds must otherwise comply with the trading and market limitations described above with respect to their direct investments in commodity interests.

BNYIA does not claim an exclusion from the definition of CPO with respect to the CPO Funds and, as a result, the CPO Funds are not subject to the trading and marketing limitations discussed above with respect to their use of commodity interests. BNYIA has registered as a CPO with the NFA and will operate the CPO Funds in compliance with applicable CFTC regulations, in addition to all applicable SEC regulations. The CFTC has adopted rules (the "Harmonization Rules") with respect to the compliance obligations of advisers that operate registered investment companies subject to CEA regulation, such as the CPO Funds. Under the Harmonization Rules, BNYIA will be deemed to have fulfilled its disclosure, reporting and recordkeeping obligations under applicable CFTC regulations with respect to the CPO Funds by complying with comparable SEC regulations, subject to certain notice filings with the NFA and disclosures in the CPO Funds' prospectuses.

If a fund, except the CPO Funds, were to invest in commodity interests in excess of the trading limitations discussed above and/or market itself as a vehicle for trading in the commodity futures, commodity options or swaps markets, BNYIA would withdraw its exclusion from the definition of CPO with respect to the fund and BNYIA would become subject to regulation as a CPO, and would need to comply with the Harmonization Rules, with respect to that fund, in addition to all applicable SEC regulations.

Specific Types of Derivatives

Futures Contracts. A futures contract is an agreement between two parties to buy and sell a security or other asset for a set price on a future date. When a fund sells a futures contract, it incurs an obligation to deliver a specified amount of the obligation underlying the futures contract at a specified time in the future for an agreed upon price. With respect to index futures, no physical transfer of the securities underlying the index is made. Rather, the parties settle by exchanging in cash an amount based on the difference between the contract price and the closing value of the index on the settlement date. An option on a futures contract gives the holder of the option the right to buy from or sell to the writer of the option a position in a futures contract at a specified price on or before a specified expiration date. When a fund writes an option on a futures contract, it becomes obligated, in return for the premium

III-58

paid, to assume a position in a futures contract at a specified exercise price at any time during the term of the option. If the fund has written a call option, it assumes a short futures position. If the fund has written a put option, it assumes a long futures position. When a fund purchases an option on a futures contract, it acquires the right, in return for the premium it pays, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put). The purchase of futures or call options on futures can serve as a long hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes. Similarly, writing put options on futures contracts can serve as a limited long hedge.

Futures contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or other asset. Although some futures contracts call for making or taking delivery of the underlying securities or other asset, generally these obligations are closed out before delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying asset, and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If an offsetting purchase price is less than the original sale price, a fund realizes a capital gain, or if it is more, a fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a fund realizes a capital gain, or if it is less, a fund realizes a capital loss. Transaction costs also are included in these calculations.

Engaging in these transactions involves risk of loss to a fund which could adversely affect the value of the fund's net assets. No assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially leading to substantial losses.

A fund may engage in futures transactions in foreign markets to the extent consistent with applicable law and the fund's ability to invest in foreign securities. Foreign futures markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits that a fund might realize in trading could be eliminated by adverse changes in the currency exchange rate, or the fund could incur losses as a result of those changes.

Futures contracts and options on futures contracts include those with respect to securities, securities indexes, interest rates and foreign currencies and Eurodollar contracts, to the extent a fund can invest in the underlying reference security, instrument or asset.

• Security Futures Contract. A security future obligates a fund to purchase or sell an amount of a specific security at a future date at a specific price.

• Index Futures Contract. An index future obligates a fund to pay or receive an amount of cash based upon the change in value of the index based on the prices of the securities that comprise the index.

• Interest Rate Futures Contract. An interest rate future obligates a fund to purchase or sell an amount of a specific debt security at a future date at a specific price (or, in some cases, to settle an equivalent amount in cash).

• Foreign Currency Futures Contract. A foreign currency future obligates a fund to purchase or sell an amount of a specific currency at a future date at a specific price.

• Eurodollar Contracts. A Eurodollar contract is a U.S. dollar-denominated futures contract or option thereon which is linked to the SOFR or other reference rate, although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for

III-59

borrowings. Certain funds might use Eurodollar futures contracts and options thereon to hedge against changes in SOFR or other reference rate, to which many interest rate swaps and fixed-income instruments are linked.

Options. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security, securities or other asset at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security, securities or other asset at the exercise price at any time during the option period, or at a specific date. A fund receives a premium from writing an option which it retains whether or not the option is exercised.

A covered call option written by a fund is a call option with respect to which the fund owns the underlying security. The principal reason for writing covered call options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.

Options may be traded on U.S. or, to the extent a fund may invest in foreign securities, foreign securities exchanges or in the over-the-counter market. There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, a fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Purchases or sales of options on exchanges owned by The Nasdaq OMX Group, Inc. may result, indirectly, in a portion of the transaction and other fees assessed on options trading being paid to The Bank of New York Mellon, an affiliate of BNYIA, as the result of an arrangement between The Nasdaq OMX Group, Inc. and The Bank of New York Mellon.

Call and put options in which a fund may invest include the following, in each case, to the extent that a fund can invest in such securities or instruments (or securities underlying an index, in the case of options on securities indexes).

• Options on Securities. Call and put options on specific securities (or groups or "baskets" of specific securities), including equity securities (including convertible securities), U.S. government securities, municipal securities, mortgage-related securities, asset-backed securities, foreign sovereign debt, corporate debt securities or Eurodollar instruments, convey the right to buy or sell, respectively, the underlying securities at prices which are expected to be lower or higher than the current market prices of the securities at the time the options are exercised.

• Options on Securities Indexes. An option on an index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index. Instead, the option holder receives an amount of cash if the closing level of the index upon which the option is based is greater in the case of a call, or less, in the case of a put, than the exercise price of the option. Thus, the effectiveness of purchasing or writing index options will depend upon price movements in the level of the index rather than the price of a particular security.

• Foreign Currency Options. Call and put options on foreign currency convey the right to buy or sell the underlying currency at a price which is expected to be lower or higher than the spot price of the currency at the time the option is exercised or expires.

Swap Agreements. Swap agreements involve the exchange by a fund with another party of their respective commitments to pay or receive payments at specified dates based upon or calculated by reference to changes in

III-60

specified prices or rates (e.g., interest rates in the case of interest rate swaps) based on a specified amount (the "notional") amount. Some swaps are, and more in the future will be, centrally cleared. Swaps that are centrally cleared are subject to the creditworthiness of the clearing organizations involved in the transaction. For example, a fund could lose margin payments it has deposited with a clearing organization as well as the net amount of gains not yet paid by the clearing organization if the clearing organization breaches its agreement with the fund or becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the fund may be entitled to the net amount of gains the fund is entitled to receive plus the return of margin owed to it only in proportion to the amount received by the clearing organization's other customers, potentially resulting in losses to the fund. Swap agreements also may be two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year.

Swap agreements will tend to shift investment exposure from one type of investment to another. For example, if a fund agreed to exchange payments in U.S. dollars for payments in a foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.

Most swap agreements entered into are cash settled and calculate the obligations of the parties to the agreement on a "net basis." Thus, a fund's current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the fund). A fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of BNYIA's repurchase agreement guidelines).

A swap option is a contract (sometimes called "swaptions") that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. A cash-settled option on a swap gives the purchaser the right, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are entered into with institutions, including securities brokerage firms. Depending on the terms of the particular option agreement, a fund generally will incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes a swap option, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement.

The swaps market has been an evolving and largely unregulated market. It is possible that developments in the swaps market, including new regulatory requirements, could limit or prevent a fund's ability to utilize swap agreements or options on swaps as part of its investment strategy, terminate existing swap agreements or realize amounts to be received under such agreements, which could negatively affect the fund. As discussed above, some swaps currently are, and more in the future will be, centrally cleared, which affects how swaps are transacted. In particular, the Dodd-Frank Act, has resulted in new clearing and exchange-trading requirements for swaps and other over-the-counter derivatives. The Dodd-Frank Act also requires the CFTC and/or the SEC, in consultation with banking regulators, to establish capital requirements for swap dealers and major swap participants as well as requirements for margin on uncleared derivatives, including swaps, in certain circumstances that will be clarified by rules proposed by the CFTC and/or the SEC. In addition, the CFTC and the SEC are reviewing the current regulatory requirements applicable to derivatives, including swaps, and it is not certain at this time how the regulators may change these requirements. For example, some legislative and regulatory proposals would impose limits on the maximum position that could be held by a single trader in certain contracts and would subject certain derivatives transactions to new forms of regulation that could create barriers to certain types of investment activity. Other provisions would expand entity registration requirements; impose business conduct, reporting and disclosure requirements on dealers, recordkeeping on counterparties such as the funds; and require banks to move some derivatives trading units to a non-guaranteed (but capitalized) affiliate separate from the deposit-taking bank or divest them altogether. While some provisions of the Dodd-Frank Act have either already been implemented through rulemaking by the CFTC and/or the SEC or must be implemented through future rulemaking by those and other federal agencies, and any regulatory or legislative activity may not necessarily have a direct, immediate effect

III-61

upon the funds, it is possible that, when compliance with these rules is required, they could potentially limit or completely restrict the ability of a fund to use certain derivatives as a part of its investment strategy, or increase the cost of entering into derivatives transactions. Limits or restrictions applicable to the counterparties with which a fund engages in derivative transactions also could prevent the funds from using derivatives or affect the pricing or other factors relating to these transactions, or may change the availability of certain derivatives.

Specific swap agreements (and options thereon) include currency swaps; index swaps; interest rate swaps (including interest rate locks, caps, floors and collars); credit default swaps; inflation swaps; and total return swaps (including equity swaps), in each case, to the extent that a fund can invest in the underlying reference security, instrument or asset (or fixed-income securities, in the case of interest rate swaps, or securities underlying an index, in the case of index swaps).

• Currency Swap Transactions. A currency swap agreement involves the exchange of principal and interest in one currency for the same in another currency.

• Index Swap Transactions. An index swap agreement involves the exchange of cash flows associated with a securities or other index.

• Interest Rate Swap Transactions. An interest rate swap agreement involves the exchange of cash flows based on interest rate specifications and a specified principal amount, often a fixed payment for a floating payment that is linked to an interest rate.

An interest rate lock transaction (which may also be known as a forward rate agreement) is a contract between two parties to make or receive a payment at a future date determined on the basis of a specified interest rate or yield of a particular security (the "contracted interest rate") over a predetermined time period, with respect to a stated notional amount. These transactions typically are entered as a hedge against interest rate changes. One party to the contract locks in the contracted interest rate to seek to protect against an interest rate increase, while the other party seeks to protect against a possible interest rate decline. The payment at maturity is determined by the difference between the contracted interest rate and the then-current market interest rate.

In an interest rate cap one party receives payments at the end of each period in which a specified interest rate on a specified principal amount exceeds an agreed rate; conversely, in an interest rate floor one party may receive payments if a specified interest rate on a specified principal amount falls below an agreed rate. Caps and floors have an effect similar to buying or writing options. Interest rate collars involve selling a cap and purchasing a floor, or vice versa, to protect a fund against interest rate movements exceeding given minimum or maximum levels.

• Credit Default Swap Transactions. Credit default swap agreements and similar agreements may have as reference obligations debt securities that are or are not currently held by a fund. The protection "buyer" in a credit default contract may be obligated to pay the protection "seller" an up front payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the "par value" (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled.

• Inflation Swap Transactions. An inflation swap agreement involves the exchange of cash flows based on interest and inflation rate specifications and a specified principal amount, usually a fixed payment, such as the yield difference between Treasury securities and TIPS of the same maturity, for a floating payment that is linked to the consumer price index (the "CPI"). The following is an example. The swap buyer pays a predetermined fixed rate to the swap seller (or counterparty) based on the yield difference between Treasuries and TIPS of the same maturity. (This yield spread represents the market's current expected inflation for the time period covered by the maturity date.) In exchange for this fixed rate, the counterparty pays the buyer an inflation-linked payment, usually the CPI rate for the maturity period (which represents the actual change in inflation).

III-62

• Total Return Swap Transactions. In a total return swap agreement one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains, and recovers any capital losses from the first party. The underlying reference asset of a total return swap may include an equity index, loans or bonds.

Contracts for Difference. A contract for difference ("CFD") is a contract between two parties, typically described as "buyer" and "seller," stipulating that the seller will pay to the buyer the difference between the current value of an asset and its value in the future. (If the difference is negative, then the buyer instead pays the seller.) In effect, CFDs are financial derivatives that allow a fund to take advantage of values moving up (long positions) or values moving down (short positions) on underlying assets. For example, when applied to equities, a CFD is an equity derivative that allows a fund to obtain investment exposure to share price movements, without the need for ownership of the underlying shares. CFDs are over-the-counter derivative instruments that are subject to the credit risk of the counterparty. Because CFDs are not traded on an exchange and may not have an expiration date, CFDs generally are illiquid.

Forward Volatility Agreements. Forward volatility agreements are agreements in which two parties agree to exchange a straddle option (holding a position in both call and put options with the same exercise price and expiration date, allowing the holder to profit regardless of whether the price of the underlying asset goes up or down, assuming a significant change in the price of the underlying asset) at a specific expiration date and volatility. Essentially, a forward volatility agreement is a forward contract on the realized volatility of a given underlying asset, which may be, among other things, a stock, stock index, interest rate or currency. Forward volatility agreements are over-the-counter derivative instruments that are subject to the credit risk of the counterparty.

Credit Linked Securities. Credit linked securities are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps or interest rate swaps, to obtain exposure to certain fixed-income markets or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, an investment in these credit linked securities represents the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer's receipt of payments from, and the issuer's potential obligations to, the counterparties to certain derivative instruments entered into by the issuer of the credit linked security. For example, the issuer may sell one or more credit default swaps entitling the issuer to receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation.

Credit Derivatives. Credit derivative transactions include those involving default price risk derivatives and credit spread derivatives. Default price risk derivatives are linked to the price of reference securities or loans after a default by the issuer or borrower, respectively. Credit spread derivatives are based on the risk that changes in credit spreads and related market factors can cause a decline in the value of a security, loan or index. Credit derivatives may take the form of options, swaps, credit-linked notes and other over-the-counter instruments. The risk of loss in a credit derivative transaction varies with the form of the transaction. For example, if a fund purchases a default option on a security, and if no default occurs with respect to the security, the fund's loss is limited to the premium it paid for the default option. In contrast, if there is a default by the grantor of a default option, a fund's loss will include both the premium it paid for the option and the decline in value of any underlying security that the default option hedged (if the option was entered into for hedging purposes). If a fund is a buyer of credit protection in a credit default swap agreement and no credit event occurs, the fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the fund may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value. As a seller of credit protection, a fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value. Unlike credit default swaps, credit-linked notes are funded balance sheet assets that offer synthetic credit exposure to a reference entity in a structure designed to resemble a synthetic corporate bond or loan. Credit-linked notes are

III-63

frequently issued by special purpose vehicles that would hold some form of collateral securities financed through the issuance of notes or certificates to a fund. The fund receives a coupon and par redemption, provided there has been no credit event of the reference entity. The vehicle enters into a credit swap with a third party in which it sells default protection in return for a premium that subsidizes the coupon to compensate the fund for the reference entity default risk. A fund will enter into credit derivative transactions only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of BNYIA's repurchase agreement guidelines).

Structured Securities and Hybrid Instruments.

• Structured Securities. Structured securities are securities whose cash flow characteristics depend upon one or more indexes or that have embedded forwards or options or securities where a fund's investment return and the issuer's payment obligations are contingent on, or highly sensitive to, changes in the value of underlying assets, indexes, interest rates or cash flows ("embedded index"). When a fund purchases a structured security, it will make a payment of principal to the counterparty. Some structured securities have a guaranteed repayment of principal while others place a portion (or all) of the principal at risk. Guarantees are subject to the risk of default by the counterparty or its credit provider. The terms of such structured securities normally provide that their principal and/or interest payments are to be adjusted upwards or downwards (but not ordinarily below zero) to reflect changes in the embedded index while the structured securities are outstanding. As a result, the interest and/or principal payments that may be made on a structured security may vary widely, depending upon a variety of factors, including the volatility of the embedded index and the effect of changes in the embedded index on principal and/or interest payments. The rate of return on structured securities may be determined by applying a multiplier to the performance or differential performance of the embedded index. Application of a multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss. Structured securities may be issued in subordinated and unsubordinated classes, with subordinated classes typically having higher yields and greater risks than an unsubordinated class. Structured securities may not have an active trading market, which may have an adverse impact on a fund's ability to dispose of such securities when necessary to meet the fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of an active trading market also may make it more difficult for a fund to obtain accurate market quotations for purposes of valuing the fund's portfolio and calculating its NAV.

• Hybrid Instruments. A hybrid instrument can combine the characteristics of securities, futures and options. For example, the principal amount or interest rate of a hybrid instrument could be tied (positively or negatively) to the price of a benchmark, e.g., currency, securities index or another interest rate. The interest rate or the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. Hybrids can be used as an efficient means of pursuing a variety of investment strategies, including currency hedging, duration management and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest.

Exchange-Linked Notes. Exchange-linked notes ("ELNs") are debt instruments that differ from a more typical fixed-income security in that the final payout is based on the return of the underlying equity, which can be a single stock, basket of stocks, or an equity index. Usually, the final payout is the amount invested times the gain in the underlying stock(s) or index times a note-specific participation rate, which can be more or less than 100%. Most ELNs are not actively traded on the secondary market and are designed to be kept to maturity. However, the issuer or arranger of the notes may offer to buy back the ELNs, although the buy-back price before maturity may be below the original amount invested. As a result, ELNs generally are considered illiquid.

ELNs may have synthetic exposure to options that can create economic leverage risk which, depending on the performance of the underlying stock, basket of stocks or equity index, could magnify or otherwise increase investment losses to a fund and lead to the ELN investment exceeding the loss on the underlying stock, basket of

III-64

stocks or equity index. Economic leverage from investments in an ELN is different from indebtedness leverage because the fund would not lose more than the principal amount of the ELN due to the economic leverage. ELNs provide enhanced yield but they are also subject to constrained appreciation potential based on the performance of the underlying stock, basket of stocks or equity index.

ELNs are generally subject to the same risks as the securities to which they are linked. If the linked securities decline in value, the ELN may return a lower amount at maturity. ELNs involve further risks associated with purchases and sales of notes, including any applicable exchange rate fluctuations and a decline in the credit quality of the note's issuer. ELNs are frequently secured by collateral. If an issuer defaults, the fund would look to any underlying collateral to recover its losses. Ratings of issuers of ELNs refer only to the issuers' creditworthiness and the related collateral. They provide no indication of the potential risks of the linked securities.

Participation Notes. Participation notes are issued by banks or broker-dealers and are designed to replicate the performance of certain equity or debt securities or markets. Participation notes are a type of derivative which generally is traded over-the-counter. The performance results of participation notes will not replicate exactly the performance of the securities or markets that the notes seek to replicate due to transaction costs and other expenses. Risks of investing in participation notes include the same risks associated with a direct investment in the underlying security or market the notes seek to replicate. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a fund is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participation note against the issuers of the assets underlying such participation notes, including any collateral supporting a loan participation note. The types of participation notes which a fund may use include low exercise price options ("LEPOs") and low exercise price warrants ("LEPWs"). LEPOs, LEPWs, and other participation notes are offshore derivative instruments issued to foreign institutional investors and their sub-accounts against underlying securities traded in emerging or frontier markets. These securities may be listed on an exchange or traded over-the-counter, and are similar to depositary receipts. As a result, the risks of investing in LEPOs, LEPWs, and other participation notes are similar to depositary receipts risk and foreign securities risk in general. Specifically these securities entail both counterparty risk—the risk that the issuer of the LEPO, LEPW, or participation note may not be able to fulfill its obligations or that the holder and counterparty or issuer may disagree as to the meaning or application of contractual terms—and liquidity risk—the risk that a liquid market may not exist for such securities.

Custodial Receipts. Custodial receipts, which may be underwritten by securities dealers or banks, represent the right to receive certain future principal and/or interest payments on a basket of securities which underlie the custodial receipts, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian. Underlying securities may include U.S. government securities, municipal securities or other types of securities in which a fund may invest. A number of different arrangements are possible. In a typical custodial receipt arrangement, an issuer or a third party owner of securities deposits such securities obligations with a custodian in exchange for custodial receipts. These custodial receipts are typically sold in private placements and are designed to provide investors with pro rata ownership of a portfolio of underlying securities. For certain securities law purposes, custodial receipts may not be considered obligations of the underlying securities held by the custodian. As a holder of custodial receipts, a fund will bear its proportionate share of the fees and expenses charged to the custodial account. Although under the terms of a custodial receipt a fund typically would be authorized to assert its rights directly against the issuer of the underlying obligation, the fund could be required to assert through the custodian bank those rights as may exist against the underlying issuers. Thus, in the event an underlying issuer fails to pay principal and/or interest when due, the fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the fund had purchased a direct obligation of the issuer. In addition, in the event that the custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.

Certain custodial receipts may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for more traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be

III-65

more volatile than other types of fixed-income instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer's credit provider may be greater for these derivative instruments than for other types of instruments.

Combined Transactions. Certain funds may enter into multiple transactions, including multiple options, futures, swap, currency and/or interest rate transactions, and any combination of options, futures, swaps, currency and/or interest rate transactions ("combined transactions"), instead of a single transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Future Developments. A fund may take advantage of opportunities in derivatives transactions which are not presently contemplated for use by the fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the fund's investment objective and legally permissible for the fund. Before a fund enters into such transactions or makes any such investment, the fund will provide appropriate disclosure in its prospectus or this SAI.

Foreign Currency Transactions

Investments in foreign currencies, including investing directly in foreign currencies, holding financial instruments that provide exposure to foreign currencies, or investing in securities that trade in, or receive revenues in, foreign currencies, are subject to the risk that those currencies will decline in value relative to the U.S. dollar.

Depending on the fund, foreign currency transactions could be entered into for a variety of purposes, including: (1) to fix in U.S. dollars, between trade and settlement date, the value of a security a fund has agreed to buy or sell; (2) to hedge the U.S. dollar value of securities the fund already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or (3) to gain or reduce exposure to the foreign currency for investment purposes. Foreign currency transactions may involve, for example, a fund's purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies. A short position would involve the fund agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the fund contracted to receive. A fund may engage in cross currency hedging against price movements between currencies, other than the U.S. dollar, caused by currency exchange rate fluctuations. In addition, a fund might seek to hedge against changes in the value of a particular currency when no derivative instruments on that currency are available or such derivative instruments are more expensive than certain other derivative instruments. In such cases, the fund may hedge against price movements in that currency by entering into transactions using derivative instruments on another currency or a basket of currencies, the values of which the Adviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the derivative instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

Currency hedging may substantially change a fund's exposure to changes in currency exchange rates and could result in losses if currencies do not perform as the Adviser anticipates. There is no assurance that a fund's currency hedging activities will be advantageous to the fund or that the Adviser will hedge at an appropriate time.

The cost of engaging in foreign currency exchange contracts for the purchase or sale of a specified currency at a specified future date ("forward contracts") varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. Generally, secondary markets do not exist for forward contracts, with the result that closing transactions can be made for forward contracts only by negotiating directly with the counterparty to the contract. As with other over-the-counter derivatives transactions, forward contracts are subject to the credit risk of the counterparty.

Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different

III-66

countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks, or by currency controls or political developments in the United States or abroad.

The value of derivative instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of foreign currency derivative instruments, a fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market.

Settlement of transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

Commodities and Commodity-Related Instruments, Including Commodity ETPs

Commodities are assets that have tangible properties, such as oil, metals, livestock or agricultural products. Historically, commodity investments have had a relatively high correlation with changes in inflation and a relatively low correlation to stock and bond returns. Commodity-related instruments provide exposure, which may include long and/or short exposure, to the investment returns of physical commodities that trade in commodities markets, without investing directly in physical commodities. A fund may invest in commodity-related securities and other instruments that derive value from the price movement of commodities, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. For example, a fund may invest in exchange-traded commodity pools or exchange-traded metals trusts ("Commodity ETPs"). However, the ability of a fund to invest directly in commodities and certain commodity-related securities and other instruments is subject to significant limitations in order to enable the fund to maintain its status as a RIC under the Code.

The value of commodity-related instruments and Commodity ETPs involve the same risks associated with a direct investment in commodities and may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, acts of terrorism, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-related instruments will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-related instruments may be subject to greater volatility than non-commodity based investments. A liquid secondary market may not exist for certain commodity-related instruments, and there can be no assurance that one will develop. Certain commodity-related instruments also are subject to credit and interest rate risks that in general affect the values of debt securities.

Commodity ETPs. Investments in Commodity ETPs involve the same types of risks of investing in an ETF except that the investments made by a Commodity ETP typically are commodities futures or physical commodities included in the index the Commodity ETP is designed to replicate or invest in and Commodity ETPs are not registered investment companies and are not regulated under the 1940 Act. Interests in Commodity ETPs may trade at prices that vary from their NAVs, sometimes significantly. In addition, the performance of a Commodity ETP may diverge from the performance of the relevant index. The fund's investments in Commodity ETPs are subject to the risks of the investments made by the Commodity ETPs, as well as to the general risks of investing in Commodity ETPs. The fund will bear not only the fund's management fees and operating expenses, but also the fund's proportional share of the fees and operating expenses of the Commodity ETPs in which the fund invests.

III-67

Short-Selling

A fund may make short sales as part of its investment strategy, to hedge positions (such as to limit exposure to a possible market decline in the value of portfolio securities), for duration and risk management, to maintain portfolio flexibility or to seek to enhance returns. A short sale involves the sale of a security that a fund does not own in the expectation of purchasing the same security (or a security exchangeable therefor) at a later date and at a lower price. To complete a short sale transaction and make delivery to the buyer, the fund must borrow the security. The fund is obligated to replace the borrowed security to the lender, which is accomplished by a later purchase of the security by the fund. Until the security is replaced, the fund is required to pay the lender any dividends or interest accruing during the period of the loan. To borrow the security, the fund also may have to pay a fee to the lender, which would increase the cost to the fund of the security it sold short. The fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund will realize a gain if the security declines in price between those two dates. In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise, thereby exacerbating any loss, especially in an environment where others are taking the same actions. Short positions in stocks involve more risk than long positions in stocks because the maximum sustainable loss on a stock purchased is limited to the amount paid for the stock plus the transaction costs, whereas there is no maximum attainable price on the shorted stock. In theory, stocks sold short have unlimited risk. The amount of any gain will be decreased and the amount of any loss will be increased by any interest, premium and transaction charges or other costs a fund may be required to pay in connection with the short sale. A fund may not always be able to borrow a security the fund seeks to sell short at a particular time or at an acceptable price.

A fund also may make short sales "against the box," in which the fund enters into a short sale of a security it owns or has the immediate and unconditional right to acquire at no additional cost at the time of the sale.

When a fund makes a short sale, it must leave the proceeds thereof with the broker and deposit with, or pledge to, the broker an amount of cash or liquid securities sufficient under current margin regulations to collateralize its obligation to replace the borrowed securities that have been sold. Whenever a fund enters into a short sale, it will treat the short sale as a derivatives transaction for purposes of Rule 18f-4, including, as applicable, the VaR based limit on leverage risk. Short-selling is considered "leverage" and may involve substantial risk.

Lending Portfolio Securities

Fund portfolio securities may be lent to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, a fund would remain the owner of the loaned securities and continue to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. A fund also has the right to terminate a loan at any time. When a fund lends its portfolio securities, the voting rights on the loaned securities transfer to the borrower until the loan is terminated and the securities are returned to the fund. Accordingly, a fund may not vote proxies related to the issuers of its portfolio securities that are out on loan, unless the fund terminates the loan. Subject to a fund's own more restrictive limitations, if applicable, an investment company is limited in the amount of portfolio securities it may loan to 33-1/3% of its total assets (including the value of all assets received as collateral for the loan). Except as may be otherwise described in "Investments, Investment Techniques and Risks" in Part II of this SAI, a fund will receive collateral consisting of cash, cash equivalents, U.S. government securities or irrevocable letters of credit, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of a letter of credit or securities, the borrower will pay the fund a loan premium fee. If the collateral consists of cash, the fund will reinvest the cash and pay the borrower a pre-negotiated fee or "rebate" from any return earned on the investment. A fund may participate in a securities lending program operated by the Lending Agent. The Lending Agent will receive a percentage of the total earnings of the fund derived from lending its portfolio securities. Should the borrower of the securities fail financially, the fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the Adviser to be of good financial standing. In a loan transaction, a fund will also bear the risk of any decline in value of securities acquired with cash collateral. A fund will minimize this risk by limiting the investment of cash collateral to money market funds advised by BNYIA, Treasury bills, agency securities, bank deposits, commercial paper or other cash equivalents, in each case to the extent it is a permissible investment for the fund.

Borrowing Money

III-68

The 1940 Act, subject to a fund's own more restrictive limitations, if applicable, permits an investment company to borrow in an amount up to 33-1/3% of the value of its total assets. Such borrowings may be for temporary or emergency purposes or for leveraging. If borrowings are for temporary or emergency (not leveraging) purposes, when such borrowings exceed 5% of the value of a fund's total assets the fund will not make any additional investments.

Borrowing Money for Leverage. Leveraging (buying securities using borrowed money) exaggerates the effect on NAV of any increase or decrease in the market value of a fund's investments. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. For borrowings for investment purposes, the 1940 Act requires a fund to maintain continuous asset coverage (total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the required coverage should decline as a result of market fluctuations or other reasons, the fund may be required to sell some of its portfolio securities within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. A fund also may be required to maintain minimum average balances in connection with such borrowing or pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Reverse Repurchase Agreements. Reverse repurchase agreements may be entered into with banks, broker/dealers or other financial institutions. This form of borrowing involves the transfer by a fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The fund retains the right to receive interest and principal payments on the security. At an agreed upon future date, the fund repurchases the security at principal plus accrued interest. As a result of these transactions, the fund is exposed to greater potential fluctuations in the value of its assets and its NAV per share. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. To the extent a fund enters into a reverse repurchase agreement which is not treated as a derivatives transaction, the fund will segregate permissible liquid assets at least equal to the aggregate amount of its reverse repurchase obligations or similar financing transactions and any other senior securities representing indebtedness, plus accrued interest, in certain cases, in accordance with SEC guidance. The SEC views reverse repurchase transactions as collateralized borrowings by a fund.

Rule 18f-4 under the 1940 Act permits a fund to treat reverse repurchase agreements as derivatives transactions under certain circumstances. A fund treating reverse repurchase agreements as derivatives transactions must include in its derivatives exposure the proceeds that the fund received but has not yet repaid or returned, or for which the associated liability has not been extinguished, in connection with each such transaction. A fund entering into a reverse repurchase agreement must either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the repurchase agreement or (ii) treat the reverse repurchase agreement as a derivatives transaction for purposes of Rule 18f-4, including, as applicable, the VaR based limit on leverage risk.

Forward Commitments. The purchase or sale of securities on a forward commitment (including "TBA" (to be announced)), when-issued or delayed-delivery basis, means delivery and payment take place at a future date at a predetermined price and/or yield. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing a security on a forward commitment basis, a fund assumes the risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. The sale of securities on a forward commitment or delayed-delivery basis involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction.

Debt securities purchased on a forward commitment, when-issued or delayed-delivery basis are subject to changes in value based upon the perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates (i.e., appreciating when interest rates decline and depreciating when interest rates rise). Securities purchased on a forward commitment, when-issued or delayed-delivery basis may expose a fund to risks because they may experience declines in value prior to their actual delivery. A fund will make commitments to purchase such securities only with the intention of actually acquiring the securities, but the fund may sell these securities or

III-69

dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. A fund would engage in forward commitments to increase its portfolio's financial exposure to the types of securities in which it invests. If the fund is fully or almost fully invested when forward commitment purchases are outstanding, such purchases may result in a form of leverage. Leveraging the portfolio in this manner will increase the fund's exposure to changes in interest rates and may result in greater potential fluctuation in the value of the fund's net assets and its NAV per share.

Pursuant to Rule 18f-4 under the 1940 Act, a fund may invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security, provided that the fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.

Forward Roll Transactions. In a forward roll transaction, a fund sells a security, such as a mortgage-related security, to a bank, broker-dealer or other financial institution and simultaneously agrees to purchase a similar security from the institution at a later date at an agreed upon price. During the period between the sale and purchase, the fund will not be entitled to receive interest and principal payments on the securities sold by the fund. Proceeds of the sale typically will be invested in short-term instruments, particularly repurchase agreements, and the income from these investments, together with any additional fee income received on the sale, will be expected to generate income for the fund exceeding the yield on the securities sold. Forward roll transactions involve the risk that the market value of the securities sold by the fund may decline below the purchase price of those securities.

In a mortgage "dollar roll" transaction, a fund sells mortgage-related securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. The mortgage-related securities that are purchased will be of the same type and will have the same interest rate as those securities sold, but generally will be supported by different pools of mortgages with different prepayment histories than those sold. A fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but the fund is compensated by the difference between the current sales price and the lower prices of the future purchase, as well as by any interest earned on the proceeds of the securities sold. The dollar rolls entered into by a fund normally will be "covered." A covered roll is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position that matures on or before the forward settlement date of the related dollar roll transaction. Covered rolls are not treated as borrowings or other senior securities and will be excluded from the calculation of a fund's borrowings.

Illiquid Investments

Illiquid Investments Generally. The 1940 Act, subject to a fund's own more restrictive limitations, if applicable, limits funds other than money market funds to 15% of net assets in illiquid investments. Illiquid investments, which are securities that a fund reasonably expects to be unable to sell or dispose of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the securities, may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale that do not have readily available market quotations, repurchase agreements providing for settlement in more than seven days after notice and certain privately negotiated derivatives transactions and securities used to cover such derivatives transactions. As to these securities, there is a risk that, should a fund desire to sell them, a ready buyer will not be available at a price the fund deems representative of their value, which could adversely affect the value of a fund's net assets.

Section 4(2) Paper and Rule 144A Securities. "Section 4(2) paper" consists of commercial obligations issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act. Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be pursuant to registration or an exemption therefrom. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. "Rule 144A securities" are securities that are not registered under the Securities Act but that can be sold to qualified institutional buyers in accordance with Rule 144A under the Securities Act. Rule 144A securities generally must be sold to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the percentage limitation on investment in illiquid investments.

III-70

Investing in Rule 144A securities could have the effect of increasing the level of fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities from a fund or other holders. Liquidity determinations with respect to Section 4(2) paper and Rule 144A securities will be made by the Adviser pursuant to guidelines established by the board. The Adviser will consider availability of reliable price information and other relevant information in making such determinations.

Non-Diversified Status

A fund's classification as a "non-diversified" investment company means that the proportion of the fund's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. The 1940 Act generally requires a "diversified" investment company, with respect to 75% of its total assets, to invest not more than 5% of such assets in securities of a single issuer. Since a relatively high percentage of a fund's assets may be invested in the securities of a limited number of issuers or industries, the fund may be more sensitive to changes in the market value of a single issuer or industry. However, to meet federal tax requirements, at the close of each quarter a fund may not have more than 25% of its total assets invested in any one issuer and, with respect to 50% of its total assets, not more than 5% of its total assets invested in any one issuer. These limitations do not apply to U.S. government securities or investments in certain other investment companies.

Investments in the Technology Sector

The technology sector has been among the most volatile sectors of the stock market. Many technology companies involve greater risks because their revenues and earnings tend to be less predictable (and some companies may be experiencing significant losses) and their share prices tend to be more volatile. Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated. Factors that may also significantly affect the market value of securities of issuers in the technology sector include the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, changing consumer preferences, increased government scrutiny, high required corporate capital expenditure for research and development or infrastructure and development of new products, rapid obsolescence and competition from alternative technologies. Technology companies are also heavily dependent on patent and other intellectual property rights, and the loss or impairment of these rights, or the length of time and cost to obtain a patent, may adversely affect the company's profitability.

Investor perception may play a greater role in determining the day-to-day value of technology stocks than it does in other sectors. Investments made in anticipation of future products and services may decline dramatically in value if the anticipated products or services are delayed or cancelled.

Investments in the Real Estate Sector

An investment in securities of real estate companies may be susceptible to adverse economic or regulatory occurrences affecting that sector. An investment in real estate companies, while not an investment in real estate directly, involves risks associated with the direct ownership of real estate. These risks include: declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increased competition; increases in property taxes and operating expenses; changes in zoning laws; losses due to costs resulting from the clean-up of environmental problems; liability to third parties for damages resulting from environmental problems; casualty or condemnation losses; limitations on rents; changes in neighborhood values and the appeal of properties to tenants; changes in interest rates; financial condition of tenants, buyers and sellers of real estate; and quality of maintenance, insurance and management services.

An economic downturn could have a material adverse effect on the real estate markets and on real estate companies.

Real property investments are subject to varying degrees of risk. The yields available from investments in real estate depend on the amount of income and capital appreciation generated by the related properties. Income and real estate values may also be adversely affected by such factors as applicable laws (e.g., the Americans with Disabilities Act and tax laws), interest rate levels and the availability of financing. If the properties do not generate sufficient

III-71

income to meet operating expenses, including, where applicable, debt service, ground lease payments, tenant improvements, third party leasing commissions and other capital expenditures, the income and ability of the real estate company to make payments of any interest and principal on its debt securities will be adversely affected. In addition, real property may be subject to the quality of credit extended and defaults by borrowers and tenants. The performance of the economy in each of the regions and countries in which the real estate owned by a portfolio company is located affects occupancy, market rental rates and expenses and, consequently, has an impact on the income from such properties and their underlying values.

The financial results of major local employers also may have an impact on the cash flow and value of certain properties. In addition, certain real estate investments are relatively illiquid and, therefore, the ability of real estate companies to vary their portfolios promptly in response to changes in economic or other conditions is limited. A real estate company may also have joint venture investments in certain of its properties and, consequently, its ability to control decisions relating to such properties may be limited.

Recently, commercial real estate foreclosures have notably increased due to various factors, including higher interest rates and the marked prevalence of remote work arrangements in the wake of the COVID-19 pandemic, which has resulted in a waning demand for commercial office space. These developments may also adversely affect the price at which companies can sell real estate, because purchasers may not be able to obtain financing on attractive terms or at all. These developments affecting the real estate industry could adversely affect the real estate companies in which a fund invests.

Investments in the Infrastructure Sector

Infrastructure companies are subject to a variety of factors that may affect their business or operations including macroeconomic factors such as high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the level of government spending on infrastructure projects and the impact of government budgetary consideration, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies may also be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption due to environmental, operational or other mishaps, and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. Changes in law or regulations or general changes in market sentiment towards infrastructure assets may be difficult to predict or respond to, which may adversely affect the operations of infrastructure companies. Certain infrastructure companies may operate in limited areas, have few sources of revenue or face intense competition.

Some infrastructure companies' assets are not movable, which creates the risk that an event may occur in the region of the company's asset that may impair the performance of that asset and the performance of the issuer. Natural disasters, such as earthquakes, flood, lightning, hurricanes and wind or other man-made disasters, terrorist attacks or political activities could result in substantial damage to the facilities of companies located in the affected areas, and significant volatility in the products or services of infrastructure companies could adversely impact the prices of infrastructure companies' securities. Any destruction or loss of an infrastructure asset may have a major impact on the infrastructure company. Failure by the infrastructure company to carry adequate insurance or to operate the asset appropriately could lead to significant losses and damages.

Infrastructure companies' revenues may also be impacted by a number of factors, including a decrease in the number of users of the asset, inability to meet user demand, failure to efficiently maintain and operate infrastructure assets, failure of customers or counterparties to pay their contractual obligations, difficulties in obtaining financing for construction programs during inflationary periods or the inability to complete a project within budget. In addition, infrastructure assets can be highly leveraged, which makes such companies more susceptible to changes in interest rates. The market value of infrastructure companies also may decline in value in times of higher inflation rates.

Other factors that may affect the operations of infrastructure companies include changes in technology that could render the way in which a company delivers a product or service obsolete, significant changes to the number of ultimate end-users of a company's products, increased susceptibility to terrorist acts or political actions, and risks of environmental damage due to a company's operations or an accident.

III-72

Investments in the Natural Resources Sector

Many companies in the natural resources sector may experience more price volatility than securities of companies in other industries. Some of the commodities that these industries use or provide are subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These factors can affect the profitability of companies in the natural resources sector and, as a result, the value of their securities. Additionally, conflicts and/or wars in countries or regions that produce natural resources could disrupt the production, storage, and/or shipping of such resources, which could adversely impact global markets and a fund's investments in companies in the natural resources sector. To the extent a fund invests in the securities of companies with substantial natural resource assets, the fund will be exposed to the price movements of natural resources.

Investments in the Financials Sector

Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Financial services companies may also be subject to future government imposed restrictions on their businesses. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Companies in the financials sectors may have significant exposure to the same borrowers and counterparties. This interconnectedness causes risk, including cross-default risk, which may result in significant negative impacts to the financial condition of companies having direct exposure to the defaulting counterparty.

Certain events in the Financials sector may cause an unusually high degree of volatility or instability in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. In addition, cyberattacks and technology malfunctions have become increasingly frequent in the financials sector, causing significant losses to companies operating in this sector.

Investments in the Healthcare Sector

The value of equity securities of healthcare companies may fluctuate because of changes in the regulatory and competitive environment in which they operate. Many healthcare companies offer products and services that are subject to government regulation and may be adversely affected by changes in governmental policies or laws (including related to Medicare and Medicaid programs, as well state and local health care reform measures). Failure to obtain regulatory approvals or changes in governmental policies regarding funding or subsidies may also adversely affect the value of the equity securities of healthcare companies. Healthcare companies are subject to competitive forces that may make raising prices difficult and, at times, may result in price discounting. Healthcare companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete. Furthermore, these companies may be adversely affected by product liability-related lawsuits. Healthcare companies are also heavily dependent on patent and other intellectual property rights, and the loss or impairment of these rights, or the length of time and cost to obtain a patent, may adversely affect the company's profitability.

Money Market Funds

The money market funds attempt to increase yields by trading to take advantage of short-term market variations. This policy is expected to result in high portfolio turnover but costs related to high portfolio turnover are generally expected to be limited because the funds usually do not pay brokerage commissions when purchasing short-term obligations. The value of the portfolio securities held by a fund will vary inversely to changes in prevailing interest rates and, therefore, are subject to the risk of market price fluctuations. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price

III-73

greater than its purchase cost. In any event, if a security was purchased at face value and held to maturity and was paid in full, no gain or loss would be realized. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. For Retail and Government MMFs, decreases in the value of the fund's portfolio securities may affect the fund's ability to maintain a stable NAV.

The amount of income from portfolio securities also could affect a money market fund's ability to pay periodic dividends and distributions to shareholders and/or its NAV. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing fund operating expenses and may prevent payment of any dividends or distributions to fund shareholders or cause the NAV of fund shares to fall. In such cases, a fund may reduce or eliminate the payment of such dividends or distributions or seek to reduce certain of its operating expenses. There is no guarantee that such actions would enable a Government or Retail MMF to maintain a stable NAV.

For money market funds that seek to maintain a stable $1.00 share price, a low or negative interest rate environment could impact the funds' ability to do so. During a negative interest rate environment, the fund's board may authorize such funds to reduce the number of shares outstanding on a pro rata basis through reverse stock splits, negative dividends, share cancellation, such as reverse distribution mechanisms, or other mechanisms to seek to maintain a stable $1.00 price per share, to the extent permissible by applicable law and the funds' organizational documents. Alternatively, the board may authorize the funds to discontinue using the amortized cost method of valuation to maintain a stable $1.00 price per share and establish a fluctuating net asset value per share rounded to four decimal places by using available market quotations or equivalents. An investor in a money market fund that floats its net asset value would lose money if the investor sells their shares when they are worth less than what the investor originally paid for them.

If a fund is authorized by the board to reduce the number of its outstanding shares through a reverse stock split or share cancellation, each share would continue to be valued at $1.00 per share, but each shareholder would own fewer shares of the fund and lose money. A shareholder's total cost basis in their fund shares would remain the same, but the per share basis would be slightly higher than before such transaction. The holding period for the fund shares received in a reverse stock split is expected to include the period during which the shareholder held the fund shares surrendered in the reverse stock split. Dividends, including dividends reinvested in additional shares of a money market fund, will nonetheless be fully taxable, even if the number of shares in shareholders' accounts has been reduced through share cancellation. Due to a lack of guidance regarding share cancellation, however, the tax consequences of such cancellation of shares to a money market fund and its shareholders is unclear and may differ from that just described.

Ratings of Securities

To the extent the ratings given by a Rating Agency for securities change as a result of changes in such organizations or their rating systems, a fund will attempt to use comparable ratings as standards for its investments in accordance with the investment policies described in such fund's prospectus and this SAI. The ratings of the Rating Agencies represent their opinions as to the quality of the securities which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings may be an initial criterion for selection of portfolio investments, the Adviser also will evaluate these securities and the creditworthiness of the issuers of such securities based upon financial and other available information.

Treasury Securities

Treasury securities include Treasury bills, Treasury notes and Treasury bonds that differ in their interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities of greater than ten years.

U.S. Government Securities

U.S. government securities are issued or guaranteed by the U.S. government or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities are supported by the full faith and credit of Treasury; others by the right of the issuer to borrow from Treasury; others by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and others only by

III-74

the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. Interest rates may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. government currently provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. In that case, if the issuer were to default, a fund holding securities of such issuer might not be able to recover its investment from the U.S. government. A security backed by Treasury or the full faith and credit of the United States is guaranteed only as to timely payment of interest and principal when held to maturity. Neither the market value of such securities nor a fund's share price is guaranteed.

From time to time, uncertainty regarding the status of negotiations in Congress to increase the statutory debt limit, commonly called the "debt ceiling," could increase the risk that the U.S. government may default on payments on certain U.S. government securities, cause the credit rating of the U.S. government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a fund that holds securities of that entity will be adversely impacted.

The value of shares of a fund that may invest in U.S. government obligations may be adversely affected by any future downgrades of the U.S. government's credit rating. While the long-term impact of a downgrade is uncertain, it could, for example, lead to increased volatility and rising bond yields in the short-term.

Many states grant tax-free status to dividends paid to shareholders of a fund from interest income earned by that fund from direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by the fund. Investments in securities issued by GNMA, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment.

Repurchase Agreements

A repurchase agreement is a contract under which a fund would acquire a security for a relatively short period subject to the obligation of the seller, typically a bank, broker/dealer or other financial institution, to repurchase and the fund to resell such security at a fixed time and at a price higher than the purchase price (representing the fund's cost plus interest). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. The fund's custodian or sub-custodian engaged in connection with tri-party repurchase agreement transactions will have custody of, and will segregate, securities acquired by the fund under a repurchase agreement. In connection with its third party repurchase transactions, a fund will engage only eligible sub-custodians that meet the requirements set forth in Section 17(f) of the 1940 Act. The value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The fund bears a risk of loss if the other party to the repurchase agreement defaults on its obligations and the fund is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements are considered by the staff of the SEC to be loans by the fund that enters into them. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a fund's ability to dispose of the underlying securities.

A fund may engage in repurchase agreement transactions that are collateralized by U.S. government securities (which are deemed to be "collateralized fully" pursuant to the 1940 Act) or, for certain funds, to the extent consistent with the fund's investment policies, collateralized by securities other than U.S. government securities ("credit and/or equity collateral"). Repurchase agreements secured by obligations that are not eligible for direct investment under a fund's investment strategies and limitations (or, for money market funds, under Rule 2a-7 under the 1940 Act) may require the fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller or guarantor becomes insolvent, a fund may suffer delays, costs and possible losses in connection with the disposition of collateral. Transactions that are collateralized fully enable the fund to look to the collateral for diversification purposes under the 1940 Act. Conversely, transactions secured with credit and/or equity collateral require the fund to look to the counterparty to the repurchase agreement for determining diversification. Because credit and/or equity collateral is subject to certain credit, liquidity, market and/or other additional risks that U.S. government securities

III-75

are not subject to, the amount of collateral posted in excess of the principal value of the repurchase agreement is expected to be higher in the case of repurchase agreements secured with credit and/or equity collateral compared to repurchase agreements secured with U.S. government securities. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, a fund will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price. See "Fixed-Income Securities—High Yield and Lower-Rated Securities" above under "All Funds other than Money Market Funds" for a discussion of certain risks of collateral rated below investment grade. The funds may jointly enter into one or more repurchase agreements in accordance with an exemptive order granted by the SEC pursuant to Section 17(d) of the 1940 Act and Rule 17d-1 thereunder. Any joint repurchase agreements must be collateralized fully by U.S. government securities.

In December 2023, the SEC adopted rule amendments providing that any covered clearing agency ("CCA") for U.S. Treasury securities require that every direct participant of the CCA (which generally would be a bank or broker-dealer) submit for clearance and settlement all eligible secondary market transactions in U.S. Treasury securities to which it is a counterparty. The clearing mandate includes in its scope all repurchase or reverse repurchase agreements of such direct participants collateralized by U.S. Treasury securities (collectively, "Treasury repo transactions") of a type accepted for clearing by a registered CCA, including both bilateral Treasury repo transactions and triparty Treasury repo transactions where a bank agent provides custody, collateral management and settlement services. Historically, such transactions have not been required to be cleared and voluntary clearing of such transactions has generally been limited.

The Treasury repo transactions of a fund with any direct participants of a CCA will be subject to the mandatory clearing requirement. Compliance with the clearing mandate for Treasury repo transactions will be required by June 30, 2027. There are currently regulatory and operational uncertainties associated with the implementation of these requirements which may affect the cost, terms and/or availability of cleared repo transactions.

BNY Dreyfus Government Cash Management, BNY Dreyfus Institutional Preferred Government Money Market Fund, BNY Dreyfus Treasury and Agency Liquidity Money Market Fund, BNY Dreyfus Treasury Obligations Cash Management, and BNY Dreyfus Stablecoin Reserves Fund may enter into repurchase agreements with the Federal Reserve Bank of New York in connection with the Federal Reserve System's reverse repurchase agreement program. Reduced participation in the program by the Federal Reserve Bank of New York may affect the funds' investment strategies and operations and limit the funds' return potentials. The funds consider repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government Securities for purposes of Rule 2a-7.

Bank Obligations

Bank obligations include certificates of deposit ("CDs"), time deposits ("TDs"), bankers' acceptances and other short-term obligations issued by domestic or foreign banks or thrifts or their subsidiaries or branches and other banking institutions. CDs are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. TDs are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates. TDs and CDs may be issued by domestic or foreign banks or their subsidiaries or branches. A fund may purchase CDs issued by banks, savings and loan associations and similar institutions with less than $1 billion in assets, the deposits of which are insured by the FDIC, provided the fund purchases any such CD in a principal amount of no more than an amount that would be fully insured by the Deposit Insurance Fund administered by the FDIC. Interest payments on such a CD are not insured by the FDIC. A fund would not own more than one such CD per such issuer.

Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the FDIC. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose CDs may be purchased by a fund are insured by the FDIC (although such insurance may not be of material benefit to the fund, depending on the principal amount of the CDs of each bank held by the fund) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations,

III-76

domestic branches of domestic banks whose CDs may be purchased by the fund generally, among other things, are required to maintain specified levels of reserves and are subject to other supervision and regulation designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

Obligations of foreign subsidiaries or branches of domestic banks may be general obligations of the parent banks in addition to the issuing subsidiary or branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations and obligations of foreign banks or their subsidiaries or branches are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls, seizure of assets, declaration of a moratorium and foreign withholding and other taxes on interest income. Foreign subsidiaries and branches of domestic banks and foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign subsidiary or branch of a domestic bank or about a foreign bank than about a domestic bank.

Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation or by federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. A U.S. branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, federal branches licensed by the Comptroller of the Currency and branches licensed by certain states may be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state.

In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign subsidiaries or branches of domestic banks, or by foreign banks or their branches or subsidiaries, the Adviser carefully evaluates such investments on a case-by-case basis.

Bank Securities

To the extent a money market fund's investments are concentrated in the banking industry, the fund will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of and the investment return on the fund's shares could be affected by economic or regulatory developments in or related to the banking industry, which industry also is subject to the effects of competition within the banking industry as well as with other types of financial institutions. A fund, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined to be of the highest quality.

Floating and Variable Rate Obligations

Floating and variable rate demand notes and bonds are obligations ordinarily having stated maturities in excess of 397 days but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days' notice. Frequently these obligations are secured by letters of credit or other credit support arrangements secured by banks. Variable rate demand notes include master demand notes (see "Fixed-Income Securities—Variable and Floating Rate Securities " above under "All Funds other than Money Market Funds").

Participation Interests

A participation interest purchased from a financial institution gives a fund an undivided interest in a security in the proportion that the fund's participation interest bears to the total principal amount of the security. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the fund, the

III-77

participation interest will be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise will be collateralized by U.S. government securities, or, in the case of unrated participation interests, the Adviser must have determined that the instrument is of comparable quality to those instruments in which the fund may invest. See "Fixed-Income Securities—Loans—Participation Interests and Assignments" above under "All Funds other than Money Market Funds."

Asset-Backed Securities

A fund may purchase asset-backed securities, which are securities issued by special purpose entities whose primary assets consist of a pool of mortgages, loans, receivables or other assets. Payment of principal and interest may depend largely on the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other forms of credit or liquidity enhancements. The value of these asset-backed securities also may be affected by the creditworthiness of the servicing agent for the pool of assets, the originator of the loans or receivables or the financial institution providing the credit support.

Commercial Paper

Commercial paper represents short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by a fund will consist only of direct obligations issued by domestic and foreign entities. The other corporate obligations in which a fund may invest consist of high quality, U.S. dollar-denominated short-term bonds and notes (which may include variable rate master demand notes).

Investment Companies

See "Investment Companies" above under "All Funds other than Money Market Funds."

Foreign Securities

Foreign securities may include U.S. dollar-denominated securities issued by foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, foreign government obligations and commercial paper issued by foreign issuers. Foreign government obligations may include securities issued or guaranteed by foreign governments or any of their political subdivisions, agencies or instrumentalities and debt obligations of supranational entities. Supranational entities include organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

A fund investing in foreign securities, including foreign government obligations, may be subject to additional investment risks with respect to these securities or obligations that are different in some respects from those incurred by a money market fund which invests only in debt obligations of U.S. domestic issuers. See, as applicable, "Foreign Securities" and "Foreign Securities—Sovereign Debt Obligations" above under "All Funds other than Money Market Funds."

Municipal Securities

See "Fixed-Income Securities—Municipal Securities—Municipal Securities Generally" above under "All Funds other than Money Market Funds."

Derivative Products. The value of certain derivative products is tied to underlying municipal securities. A fund investing in derivative products will purchase only those derivative products that are consistent with its investment objective and policies and comply with the quality, maturity, liquidity and diversification standards of Rule 2a-7 under the 1940 Act. The principal types of derivative products include tax exempt participation interests, tender option bonds and custodial receipts (see " Fixed-Income Securities—Municipal Securities—Instruments Related to Municipal Securities" above under "All Funds other than Money Market Funds") and structured notes (see "Derivative Instruments—Structured Securities and Hybrid Instruments—Structured Securities" above under "All Funds other than Money Market Funds").

III-78

Stand-By Commitments. See "Fixed-Income Securities—Municipal Securities—Stand-By Commitments" above under "All Funds other than Money Market Funds."

Taxable Investments (municipal or other tax-exempt funds only)

From time to time, on a temporary basis other than for temporary defensive purposes (but not to exceed 20% of the value of the fund's net assets) or for temporary defensive purposes, a fund may invest in taxable short-term investments ("Money Fund Taxable Investments"). Dividends paid by a fund that are attributable to income earned by the fund from Money Fund Taxable Investments will be taxable to investors. When a fund invests for temporary defensive purposes, it may not achieve its investment objective(s). If a fund purchases Money Fund Taxable Investments, it will value them using the amortized cost method and comply with the provisions of Rule 2a-7 relating to purchases of taxable instruments.

Illiquid Investments

The 1940 Act, subject to a fund's own more restrictive limitations, if applicable, limits money market funds to 5% of total assets in illiquid investments. Illiquid investments, which are securities that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by the fund, may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale that do not have readily available market quotations, and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, there is a risk that, should a fund desire to sell them, a ready buyer will not be available at a price the fund deems representative of their value, which could adversely affect the value of a fund's net assets. See "Illiquid Investments—Section 4(2) Paper and Rule 144A Securities" above under "All Funds other than Money Market Funds."

Borrowing Money

The 1940 Act, subject to a fund's own more restrictive limitations, if applicable, permits an investment company to borrow in an amount up to 33-1/3% of the value of its total assets. Such borrowings may be for temporary or emergency purposes or for leveraging. If borrowings are for temporary or emergency (not leveraging) purposes, when such borrowings exceed 5% of the value of a fund's total assets the fund will not make any additional investments.

Reverse Repurchase Agreements.

Reverse repurchase agreements may be entered into with banks, broker/dealers or other financial institutions. This form of borrowing involves the transfer by a fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The fund retains the right to receive interest and principal payments on the security. At an agreed upon future date, the fund repurchases the security at principal plus accrued interest. As a result of these transactions, the fund is exposed to greater potential fluctuations in the value of its assets and its NAV per share. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. The SEC views reverse repurchase transactions as collateralized borrowings by a fund. Reverse repurchase agreements are subject to a fund's limitation on borrowings.

Forward Commitments. The purchase of portfolio securities on a forward commitment (including "TBA" (to be announced)), when-issued or delayed-delivery basis means that delivery and payment take place in the future after the date of the commitment to purchase. See "Borrowing Money—Forward Commitments" above under "All Funds other than Money Market Funds."

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the SEC, a fund may lend money to, and/or borrow money from, certain other money market funds advised by BNYIA or its affiliates. All interfund loans and borrowings must comply with the conditions set forth in the exemptive order, which are designed to ensure fair and equitable treatment of all participating funds. A fund's participation in the Interfund Borrowing and Lending Program must be consistent with its investment policies and limitations. A fund will borrow through the Interfund Borrowing and Lending Program only when the costs are equal to or lower than the costs of bank loans, and will lend through the Program only when the returns are higher than those available from an

III-79

investment in repurchase agreements. Interfund loans and borrowings are normally expected to extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Considerations Regarding Blockchain and Stablecoins. Certain funds may offer share classes that are offered through intermediaries that employ blockchain technology to maintain a record of share ownership of their clients. Certain funds also may offer share classes in the future that employ blockchain technology to maintain a record of share ownership. A blockchain is an open, distributed ledger that records transactions between two parties in a verifiable and append-only manner using cryptography. Transactions on the blockchain are verified and authenticated by computers on the network. The process of authenticating a transaction before it is recorded ensures that only valid and authorized transactions are permanently recorded on the blockchain in collections of transactions called "blocks." Blockchain networks are based upon software source code that establishes and governs their respective cryptographic systems for verifying transactions.

Certain funds are designed for investment by stablecoin issuers. Stablecoins generally are a type of cryptocurrency that use blockchain or similar distributed ledger technology networks and are designed to maintain a stable value by pegging their value to another asset, such as a fiat currency like the U.S. dollar. Stablecoin holders generally are permitted to redeem their stablecoins for a fixed amount of value. The assets of a fund designed for investment by stablecoin issuers are therefore expected to fluctuate depending on the creation (minting) of additional stablecoins or the redemption (burning) of such stablecoins. Stablecoins may face periods of uncertainty and volatility, including as a result of events specific to a particular issuer (such as an issuer's ability to maintain a consistent peg) or broader events unrelated to a specific stablecoin issuer (such as changes in general market or economic conditions or changes in laws or regulations impacting the regulation of stablecoin issuers or eligible reserves). This may result in the potential for rapid and/or unexpected requests by stablecoin issuers for redemption of the fund's shares (including requests by multiple stablecoin issuers at the same time) and could adversely affect the fund, particularly if such redemptions occur in times of overall market turmoil or declining prices.

On July 18, 2025, the Guiding and Establishing National Innovation for U.S. Stablecoins Act (GENIUS Act) was signed into law, which establishes a regulatory framework for payment stablecoins. The GENIUS Act takes effect on the earlier of (i) 18 months after its enactment or (ii) 120 days after the primary federal stablecoin regulators issue final regulations implementing the GENIUS Act. The GENIUS Act requires permitted payment stablecoin issuers to maintain reserves backing outstanding payment stablecoins on at least a one-to-one basis, consisting only of certain specified assets, including, for example, certain types of money market funds. The GENIUS Act also allows payment stablecoin issuers with not more than $10 billion in total outstanding issued payment stablecoins to opt for regulation under a state-level regulatory regime that is "substantially similar" to the federal regulatory framework. Federal banking regulators and state payment stablecoin regulators are expected to issue implementing regulations pursuant to the GENIUS Act. Such rulemaking may not necessarily have a direct, immediate effect upon a fund but it is possible that, when compliance with these rules is required, they could potentially impact the strategies or operations of a fund designed for investment by stablecoin issuers. Stablecoin issuers are responsible for determining whether an investment in a fund meets applicable regulatory requirements to which the issuer may be subject. There are also currently regulatory and other uncertainties associated with the implementation of certain GENIUS Act requirements which could affect the ability of the fund to implement its investment strategy.

Complex information technology and communications systems, such as blockchain networks, are subject to a number of different threats or risks (including operational, information security and related risks and cyber incidents) that could adversely affect the fund, its shareholders, stablecoin issuers, and intermediaries through whom shareholders purchase and redeem fund shares. The use of blockchain technology and stablecoins, and regulation thereof, is relatively new and still evolving.

Lending Portfolio Securities

The funds have no intention currently or for the foreseeable future to lend portfolio securities. To the extent a fund would seek to lend portfolio securities (see "Lending Portfolio Securities" above under "All Funds other than Money Market Funds"), the fund's shareholders would be notified within a reasonable time prior to such activity occurring.

III-80

Money Market Fund Material Events

Financial Support Provided to Money Market Funds. Since October 14, 2016, there have been no occasions on which an affiliated person, promoter or principal underwriter of a current money market fund, or an affiliated person of such a person, provided any form of financial support to the money market fund.

Any Form N-CR filing submitted by a fund is available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

RATING CATEGORIES

The following is a description of certain ratings assigned by S&P Global Ratings, Moody's, Fitch and Morningstar DBRS.

S&P Global Ratings

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings' view of the obligor's capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term issue credit ratings are generally assigned to those obligations considered short-term in the relevant market, typically with an original maturity of no more than 365 days. Short-term issue credit ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. S&P Global Ratings would typically assign a long-term issue credit rating to an obligation with an original maturity of greater than 365 days. However, the ratings that S&P Global Ratings assigns to certain instruments may diverge from these guidelines based on market practices. Medium-term notes are assigned long-term ratings.

An "NR" indicates that a rating has not been assigned or is no longer assigned.

Issue Credit Ratings. Issue credit ratings are based, in varying degrees, on S&P Global Ratings' analysis of the following considerations: likelihood of payment—the capacity and willingness of the obligor to meet its financial commitments on an obligation in accordance with the terms of the obligation; nature and provisions of the financial obligation, and the promise S&P Global Ratings imputes; and protection afforded by, and relative position of, the financial obligation in the event of a bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

An issue rating is an assessment of default risk but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

Long-Term Issue Credit Ratings

An obligation rated "AAA" has the highest rating assigned by S&P Global Ratings. The obligor's capacity to meet its financial commitments on the obligation is extremely strong.

An obligation rated "AA" differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitments on the obligation is very strong.

An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitments on the obligation is still strong.

III-81

An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor's capacity to meet its financial commitments on the obligation.

Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitments on the obligation.

An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitments on the obligation.

An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

An obligation rated "CC" is currently highly vulnerable to nonpayment. The "CC" rating is used when a default has not yet occurred, but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

An obligation rated "C" is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

An obligation rated "D" is in default or in breach of an imputed promise. For non-hybrid capital instruments, the "D" rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to "D" if it is subject to a distressed debt restructuring.

Note: Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

Short-Term Issue Credit Ratings A short-term obligation rated "A-1" is rated in the highest category by S&P Global Ratings. The obligor's capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments on these obligations is extremely strong.

A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitments on the obligation is satisfactory.

A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor's capacity to meet its financial commitments on the obligation.

A short-term obligation rated "B" is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitments.

III-82

A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitments on the obligation.

A short-term obligation rated "D" is in default or in breach of an imputed promise. For non-hybrid capital instruments, the "D" rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to "D" if it is subject to a distressed debt restructuring.

Municipal Short-Term Note Ratings Definitions. An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings' opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings' analysis will review the following considerations: amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

D "D" is assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Moody's

Ratings assigned on Moody's global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles and public sector entities. The following is a ranking (from highest to lowest) of Moody's long-term and short-term categories.

Long-Term Obligation Ratings and Definitions. Moody's long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody's Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Obligations rated "Aaa" are judged to be of the highest quality, with minimal risk.

Obligations rated "Aa" are judged to be of high quality and are subject to very low credit risk.

Obligations rated "A" are considered upper medium-grade and are subject to low credit risk.

Obligations rated "Baa" are subject to moderate credit risk. They are considered medium-grade and as such may possess speculative characteristics.

Obligations rated "Ba" are judged to have speculative elements and are subject to substantial credit risk.

Obligations rated "B" are considered speculative and are subject to high credit risk.

Obligations rated "Caa" are judged to be of poor standing and are subject to very high credit risk.

III-83

Obligations rated "Ca" are highly speculative and are likely in, or very near, default, with some prospect of recovery in principal and interest.

Obligations rated "C" are the lowest-rated class of bonds and are typically in default, with little prospect for recovery of principal and interest.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates amid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings. Moody's short-term ratings, unlike its long-term ratings, apply to an individual issuer's capacity to repay all short-term obligations rather than to specific short-term borrowing programs.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term debt obligations.

NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

U.S. Municipal Short-Term Debt and Demand Obligation Ratings.

Short-Term Obligation Ratings. The Municipal Investment Grade ("MIG") scale is used to rate U.S. municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less. MIG ratings are divided into three levels—MIG 1 through MIG 3—while speculative grade short-term obligations are designated "SG."

MIG 1

This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3	This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings. For variable rate demand obligations ("VRDOs"), Moody's assigns both a long-term rating and a short-term payment obligation rating. The long-term rating addresses the issuer's ability to meet scheduled principal and interest payments. The short-term payment obligation rating addresses the ability of the issuer or the liquidity provider to meet any purchase price payment obligation resulting from optional tenders ("on demand") and/or mandatory tenders. The short-term payment obligation rating uses a variation of the MIG scale called the Variable Municipal Investment Grade ("VMIG"). Transitions of VMIG ratings with conditional liquidity support differ from transitions of Prime ratings reflecting the risk that external liquidity support will terminate if the issuer's long-term rating drops below investment grade. For VRDOs, Moody's typically assigns a VMIG rating if the frequency of the payment obligation is less than every three years. If the frequency of the payment obligation is less than three years, but the obligation is payable only with remarketing proceeds, the VMIG short-term rating is not assigned and it is denoted as "NR".

VMIG 1	This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections.

III-84

VMIG 2	This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections.

VMIG 3	This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections.

SG

This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural or legal protections.

Fitch

Corporate Finance Obligations — Long-Term Rating Scales. Ratings of individual securities or financial obligations of a corporate issuer address relative vulnerability to default on an ordinal scale. In addition, for financial obligations in corporate finance, a measure of recovery given default on that liability is also included in the rating assessment. This notably applies to covered bonds ratings, which incorporate both an indication of the probability of default and of the recovery given a default of this debt instrument. On the contrary, Ratings of debtor-in-possession (DIP) obligations incorporate the expectation of full repayment.

The relationship between the issuer scale and obligation scale assumes a generic historical average recovery. Individual obligations can be assigned ratings higher, lower, or the same as that entity's issuer rating or IDR, based on their relative ranking, relative vulnerability to default or based on explicit Recovery Ratings.

As a result, individual obligations of entities, such as corporations, are assigned ratings higher, lower, or the same as that entity's issuer rating or IDR, except DIP obligation ratings that are not based off an IDR, and senior tranches of Enhanced Equipment Trust Certificates (EETCs), for which IDRs are secondary dependencies, as Fitch focuses primarily on structure, collateral and legal protection. At the lower end of the ratings scale, Fitch publishes explicit Recovery Ratings in many cases to complement issuer and obligation ratings.

Highest credit quality: "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

Very high credit quality: "AA" ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

High credit quality: "A" ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

Good credit quality: "BBB" ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

Speculative: "BB" ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

Highly speculative: "B" ratings indicate that material credit risk is present.

Substantial credit risk: "CCC" ratings indicate that substantial credit risk is present.

Very high levels of credit risk: "CC" ratings indicate very high levels of credit risk.

Exceptionally high levels of credit risk: "C" indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned "RD" or "D" ratings (see "Short-Term Ratings Assigned to

III-85

Obligations in Corporate, Public and Structured Finance" below), but are instead rated in the "CCC" to "C" rating categories, depending on their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Note: The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to "AAA" ratings and ratings below the "CCC" category.

Structured, Project & Public Finance Obligations — Long-Term Rating Scales. Ratings of structured finance obligations on the long-term scale consider the obligations' relative vulnerability to default. These ratings are typically assigned to an individual security or tranche in a transaction and not to an issuer.

Highest credit quality: "AAA" ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

Very high credit quality: "AA" ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

High credit quality: "A" ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

Good credit quality: "BBB" ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

Speculative: "BB" ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time.

Highly speculative: "B" ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

Substantial credit risk: "CCC" indicates that default is a real possibility.

Very high levels of credit risk: "CC" indicates that default of some kind appears probable.

Exceptionally high levels of credit risk: "C" indicates that default appears imminent or inevitable.

Default: "D" indicates a default. Default generally is defined as one of the following: failure to make payment of principal and/or interest under the contractual terms of the rated obligation; the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of the business of an issuer/obligor; or the distressed exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation to avoid a probable payment default.

Short-Term Ratings Assigned to Issuers and Obligations. A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as "short-term" based on market convention (a long-term rating can also be used to rate an issue with short maturity). Typically, this means a timeframe of up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

Highest short-term credit quality: "F1" indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

Good short-term credit quality: "F2" indicates good intrinsic capacity for timely payment of financial commitments.

III-86

Fair short-term credit quality: "F3" indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

Speculative short-term credit quality: "B" indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

High short-term default risk: "C" indicates that default is a real possibility.

Restricted default: "RD" indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

Default: "D" indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

Morningstar DBRS

Long Term Obligations. The Morningstar DBRS long-term credit ratings scale provides an opinion on the risk of default. Morningstar DBRS considers risk of default to be the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which a long-term obligation has been issued. Credit ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims. All rating categories other than AAA and D also contain subcategories "(high)" and "(low)." The absence of either a "(high)" or "(low)" designation indicates the credit rating is in the middle of the category.

Long-term debt rated "AAA" is considered to be of the highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

Long-term debt rated "AA" is considered to be of superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from AAA only to a small degree. Unlikely to be significantly vulnerable to future events.

Long-term debt rated "A" is considered to be of good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than AA. May be vulnerable to future events, but qualifying negative factors are considered manageable.

Long-term debt rated "BBB" is considered to be of adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

Long-term debt rated "BB" is considered to be of speculative, non-investment-grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

Long-term debt rated "B" is considered to be of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

Long-term debt rated "CCC," "CC" or "C" is of very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although CC and C rating categories are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the CCC to B range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the C category.

A "D" rating may occur when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods. Morningstar DBRS may also use SD (Selective Default) in cases where only some securities are impacted, such as the case of a "distressed exchange."

Commercial Paper and Short-Term Debt. The Morningstar DBRS short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims. The R-1 and R-2 rating categories are further denoted by the subcategories "(high)," "(middle)" and "(low)."

III-87

Short-term debt rated "R-1 (high)" is considered to be of the highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

Short-term debt rated "R-1 (middle)" is considered to be of superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from R-1 (high) by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

Short-term debt rated "R-1 (low)" is considered to be of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

Short-term debt rated "R-2 (high)" is considered to be at the upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

Short-term debt rated "R-2 (middle)" is considered to be of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

Short-term debt rated "R-2 (low)" is considered to be at the lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer's ability to meet such obligations.

Short-term debt rated "R-3" is considered to be at the lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

Short-term debt rated "R-4" is considered to be of speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

Short-term debt rated "R-5" is considered to be of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

A security rated "D" rating may occur when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods. Morningstar DBRS may also use SD (Selective Default) in cases where only some securities are impacted, such as the case of a "distressed exchange."

ADDITIONAL INFORMATION ABOUT THE BOARDS

Boards' Oversight Role in Management

The boards' role in management of the funds is oversight. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the funds, primarily BNYIA and its affiliates, have responsibility for the day-to-day management of the funds, which includes responsibility for risk management (including management of investment risk, valuation risk, issuer and counterparty credit risk, compliance risk and operational risk). As part of their oversight, the boards, acting at their scheduled meetings, or the Chairman, acting between board meetings, regularly interacts with and receives reports from senior personnel of BNYIA and its affiliates, service providers, including BNYIA's Director of Investment Oversight (or a senior representative of his office), the funds' CCO and portfolio management personnel. The boards' audit committee (which consists of all Independent Board Members) meets during its regularly scheduled and special meetings, and between meetings the audit committee chair is available to the funds' independent registered public accounting firm and the funds' Chief Financial Officer. The boards also receive periodic presentations from senior personnel of BNYIA and its affiliates regarding risk management generally, as well as periodic presentations regarding specific operational, compliance or investment areas, such as cybersecurity, anti-money laundering, personal trading, valuation, liquidity, derivatives, investment research and securities lending. As warranted, the boards also receive informational reports from the boards' independent legal counsel (and, if applicable, separate counsel to the fund) regarding regulatory compliance

III-88

and governance matters. The boards have adopted policies and procedures designed to address certain risks to the funds. In addition, BNYIA and other service providers to the funds have adopted a variety of policies, procedures and controls designed to address particular risks to the funds. Different processes, procedures and controls are employed with respect to different types of risks. However, it is not possible to eliminate all of the risks applicable to the funds, and the boards' risk management oversight is subject to inherent limitations.

Board Composition and Leadership Structure

The 1940 Act requires that at least 40% of the board members be Independent Board Members and as such are not affiliated with the Adviser. To rely on certain exemptive rules under the 1940 Act, a majority of the funds' board members must be Independent Board Members, and for certain important matters, such as the approval of investment advisory agreements or transactions with affiliates, the 1940 Act or the rules thereunder require the approval of a majority of the Independent Board Members. Currently, except as may be noted in Part I of this SAI, all of the funds' board members, including the Chairman of the boards, are Independent Board Members. The boards have determined that their leadership structure, in which the Chairman of the boards is not affiliated with the Adviser, is appropriate in light of the specific characteristics and circumstances of the funds, including, but not limited to: (i) the services that the Adviser and its affiliates provide to the funds and potential conflicts of interest that could arise from these relationships; (ii) the extent to which the day-to-day operations of the funds are conducted by fund officers and employees of BNYIA and its affiliates; and (iii) the boards' oversight role in management of the funds.

Additional Information About the Boards and their Committees

Board members are elected to serve for an indefinite term. The boards have standing audit, nominating, compensation and litigation committees. The functions of the audit committees are (i) to oversee the funds' accounting and financial reporting processes and the audits of the funds' financial statements and (ii) to assist in the boards' oversight of the integrity of the funds' financial statements, the funds' compliance with legal and regulatory requirements and the independent registered public accounting firm's qualifications, independence and performance. The nominating committees are responsible for selecting and nominating persons as members of the boards for election or appointment by the boards and for election by shareholders. In evaluating potential nominees, including any nominees recommended by shareholders, a committee takes into consideration various factors listed in the nominating committee charter. The nominating committees will consider recommendations for nominees from shareholders submitted to the Secretary of the BNY Mellon Family of Funds, c/o BNY Mellon Investment Adviser, Inc. Legal Department, 240 Greenwich Street, New York, New York 10286, which include information regarding the recommended nominee as specified in the nominating committee charter. The function of the compensation committees is to establish appropriate compensation for serving on the boards. The litigation committee seeks to address any potential conflicts of interest between the funds and BNYIA in connection with any potential or existing litigation or other legal proceeding relating to securities held by a fund and held or otherwise deemed to have a beneficial interest held by BNYIA or its affiliate.

MANAGEMENT ARRANGEMENTS

BNYIA

BNYIA is a wholly-owned subsidiary of BNY and the primary mutual fund business of The Bank of New York Mellon Corporation, a global financial services company focused on helping clients manage and service their financial assets, operating in 35 countries and serving more than 100 markets. BNYIA is the investment adviser to each fund. BNY is a leading investment management and investment services company, uniquely focused to help clients manage and move their financial assets in the rapidly changing global marketplace. BNY Investments is one of the world's leading investment management organizations, and one of the top U.S. wealth managers, encompassing BNY's affiliated investment management firms, wealth management services and global distribution companies. Additional information is available at www.bny.com.

Pursuant to a management or advisory agreement applicable to each fund, BNYIA generally maintains office facilities on behalf of the funds, and furnishes statistical and research data, clerical help, data processing,

III-89

bookkeeping and internal auditing and certain other required services to the funds (including, when a fund does not have a separate administration agreement, accounting and administration services).

As further described below under "Distributor," BNYIA may pay the Distributor or financial intermediaries for shareholder or other services from BNYIA's own assets, including past profits but not including the management fee paid by the funds. The Distributor may use part or all of such payments to pay Service Agents. BNYIA also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate, and may make revenue transfers to affiliates. Service Agents and their representatives generally will be able to accept payments or other compensation only to the extent consistent with applicable law and the Service Agent's own policies, procedures and practices.

Sub-Advisers

See the prospectus to determine if any of the information about Sub-Advisers (below and elsewhere in this SAI) applies to your fund.

For funds with one or more Sub-Advisers, BNYIA or the fund has entered into a Sub-Advisory Agreement with each Sub-Adviser. A Sub-Adviser provides day-to-day investment management of a fund's portfolio (or a portion thereof allocated by BNYIA), and certain related services. NIM and NIMNA have entered into sub-sub-investment advisory agreements which enable each of them to provide the other that acts as a Sub-Adviser to a fund with certain advisory services for the benefit of such fund, including, but not limited to, portfolio management services.

The following is a list of persons who are deemed to control each Sub-Adviser based on the Sub-Adviser's reporting of the level of such persons' ownership of stock or other interests of the Sub-Adviser or their position with the Sub-Adviser. Listed companies or other entities are in the asset management or other financial services business, or are holding or other non-operating companies or entities within a group of such companies and/or entities. For MIC, INA, NIM, NIMNA and Walter Scott, which are all subsidiaries of BNY, see "BNYIA" above for ownership information.

BSP: Franklin Resources, Inc.

CenterSquare: CenterSquare Investment Management Holdings LLC, LM CenterSquare Holdings LLC, LM CenterSquare Investment Holdings IV-A INC., Lovell Minnick Equity Partners IV-A LP, Lovell Minnick Equity Partners IV LP, Lovell Minnick Equity Advisors IV LP, Fund IV UGP LLC and Lovell Minnick Partners LLC

Sarofim & Co.: The Sarofim Group, LLC

Portfolio Managers and Portfolio Manager Compensation

See the prospectus to determine which portions of the information provided below apply to your fund.

For funds other than money market funds, an Affiliated Entity or the Sub-Adviser(s), as applicable, provide the funds with portfolio managers who are authorized by the board to execute purchases and sales of securities. Portfolio managers are compensated by the company that employs them, and are not compensated by the funds. Each fund's portfolio managers are listed in Part I of this SAI.

The following provides information about the compensation policies for portfolio managers.

BSP. BSP's compensation arrangements include a fixed salary, discretionary cash bonus and a number of long-term incentive plans that are structured to align an employee's interest with the firm's longer term goals. Portfolio managers are compensated in line with portfolio performance, rather than the growth of assets under management. Other factors that may be taken into consideration include asset selection and trade execution and management of portfolio risk.

BNY Wealth. The portfolio managers' compensation is comprised of four components: (i) a market-based salary; (ii) an annual incentive compensation plan; (iii) a long term incentive plan; and (iv) benefits that are offered to similarly situated employees of BNY-affiliated firms.

III-90

The annual incentive compensation plan is comprised of three components: (1) portfolio performance; (2) individual qualitative performance; and (3) the overall performance of BNY Wealth. Portfolio performance is measured by one- and three-year fund and composite performance compared to the appropriate index and peer universe. Individual qualitative performance measures contributions the participant makes to the Equity Management group, account manager/client communications and BNY Wealth. Senior management may consider additional factors at its discretion.

Senior portfolio managers may be eligible to participate in the Long Term Incentive Plan of BNY Wealth. A long-term incentive pool is established at the beginning of the plan year. Eighty percent of this pool is allocated to the individual participants as target awards, and the remaining 20% is held in reserve until the end of the performance period (three years). At the end of the performance period, the 20% of the award pool that has been held in reserve may be awarded to participants at management's discretion. Interest is applied to both the target awards (80%) and the reserve (20%) at the T-note rate used for BNY's Elective Deferred Compensation Plan. Individuals participating in the Long Term Incentive Plan of BNY Wealth are not eligible to receive stock options.

Investment professionals, including portfolio managers, may be selected to participate in BNY's Long Term Profit Incentive Plan under which they may be eligible to receive options to purchase shares of stock of BNY. The options permit the investment professional to purchase a specified amount of stock at a strike price equal to the fair market value of BNY stock on the date of grant. Typically, such options vest over a set period and must be exercised within a ten-year period from the date of grant. Investment professionals may also receive restricted stock as part of their compensation. If granted, restricted stock normally vests and becomes free of restrictions after a period of three years, although the time period could vary. Generally, in the case of either options or restricted stock, if an employee voluntarily terminates employment before vesting, the unvested options and/or restricted stock are forfeited.

CenterSquare. The portfolio managers' compensation is comprised of a market-based salary and incentive compensation. Portfolio managers' incentive opportunities are 100% discretionary and are pre-established for each individual based upon competitive industry compensation benchmarks.

Individuals' packages are designed with the appropriate component combinations of:

• Base pay: salary is competitive and base pay levels link pay with performance and reflect the market value of the position, individual performance and company business results.

• Annual cash bonus: the annual cash bonus plan is based on individual performance, including individual contribution to meeting business unit goals, career development goals and adherence to corporate values. The annual cash bonus plan pool is computed based on the profitability of the firm.

• Equity grant awards: management has reserved equity grant awards for employees based on a number of factors including exemplary performance and contributions to the company.

The current compensation structure was formulated with the intent of attracting and retaining high caliber professional employees. CenterSquare, as a fiduciary, is committed to providing the necessary resources to maintain the quality of its services for the funds.

Dreyfus. The firm's rewards program is designed to be market-competitive and align the firm's compensation with the goals of the firm's clients. This alignment is achieved through an emphasis on deferred awards, which incentivizes the firm's investment personnel to focus on long-term alpha generation.

The firm's incentive model is designed to compensate for quantitative and qualitative objectives achieved during the performance year. An individual's final annual incentive award is tied to the firm's overall performance, the team's investment performance, as well as individual performance.

Awards are paid in cash on an annual basis; however, some portfolio managers may receive a portion of their annual incentive award in deferred vehicles. Annual incentive as a percentage of fixed pay varies with the profitability of the firm and the product team.

III-91

The following factors encompass the firm's investment professional rewards program.

• Base Salary

• Annual cash incentive

• Long-Term Incentive Plan

• Deferred cash for investment in the firm's products

• BNY restricted stock units

INA. INA has a flexible and progressive remuneration policy which allows it to attract and retain what it believes to be the best available talent in the industry. INA's approach to remuneration is designed to ensure that top performance is recognized with top quartile industry pay. This includes matching each individual with a suitable peer group that reflects competitors at every level and specialism within the industry. The components of remuneration are base salary and variable pay which is made up of two elements: discretionary annual cash amount and a deferral into the INA Long Term Incentive Plan. Cash and deferred pay play a significant role in total compensation. The overall value of these payments is based on company performance while individual payments are made with the dual aims of ensuring that key individuals are incentivized and rewarded for their contribution and that their total remuneration is competitive. INA also has a competitive benefits package (including eligibility for company pension and private medical plans) broadly aligned with the firm's parent company, BNY.

Discretionary pay is allocated following a detailed annual evaluation and performance appraisal against individual objectives, based on key performance indicators such as mandate performance (including effective management of risk and generation of relative returns where appropriate), contribution to team-based investment decisions, team management and professional development. Account is also taken of non-investment related issues such as business wins, client feedback, product and service development and internal relationship building, as well as experience, tenure and status within the team. For investment teams, including portfolio managers, performance is typically assessed over a multi-year framework including fund performance over one-, three- and five-years performance cycles. This is also supported by the INA Long Term Incentive Plan, which typically vests over three years.

The application of the above policy and principles are reviewed at least twice each year by the INA Remuneration Committee, where compensation proposals in respect of the relevant performance year are considered and approved.

MIC. The firm's rewards program is designed to be market-competitive and align the firm's compensation with the goals of the firm's clients. This alignment is achieved through an emphasis on deferred awards, which incentivizes the firm's investment personnel to focus on long-term alpha generation.

The firm's incentive model is designed to compensate for quantitative and qualitative objectives achieved during the performance year. An individual's final annual incentive award is tied to the firm's overall performance, the team's investment performance, as well as individual performance.

Awards are paid in cash on an annual basis; however, some portfolio managers may receive a portion of their annual incentive award in deferred vehicles. Annual incentive as a percentage of fixed pay varies with the profitability of the firm and the product team.

The following factors encompass the firm's investment professional rewards program.

• Base salary

• Annual cash incentive

• Long-Term Incentive Plan

• Deferred cash for investment in the firm's products

III-92

• BNY restricted stock units

Newton. Newton's portfolio manager compensation structure is designed to reward those professionals who deliver strong long-term performance and do not create inappropriate risk exposure for the firm or its clients. Portfolio managers may be rewarded using a mix of base salary, discretionary annual cash bonus, discretionary deferred cash incentives linked to performance of funds sub-advised by Newton and/or participation in a long-term incentive plan. Awards are made annually to individuals following a robust assessment of their contribution during the year and over three- and five-year periods, taking into account both team and individual risk-adjusted performance. Newton utilizes an online appraisal system to evaluate the performance of all employees (including investment professionals) on an annual basis. The system incorporates the use of multiple appraisers, which may include direct reports, peers or colleagues from within the investment team and other areas of the firm, resulting in an assessment that combines feedback from each individual. Additionally, in seeking to protect against excessive risk-taking and emphasize appropriate conduct/behavior, input from Newton's risk and compliance team on employee conduct is collected as part of the appraisal process and can have an impact on discretionary incentive awards. Ultimately, Newton's remuneration committee decides upon the terms and conditions of remuneration and incentives for Newton's employees.

Sarofim & Co. The portfolio managers are compensated through (i) payment of a fixed annual salary and discretionary annual bonus that may be based on a number of factors, including the overall performance of Sarofim & Co. and (ii) the possible issuance of stock options. The fixed annual salary amounts and the discretionary annual bonus amounts constitute the largest component of the portfolio managers' compensation, and these amounts are determined annually through a comprehensive review process pursuant to which executive officers and the members of Sarofim & Co.'s board of directors review and consider the accomplishments and development of each portfolio manager, especially with respect to those client accounts involving the portfolio manager. A lesser component of the portfolio managers' compensation results from the possible issuance of stock options. Portfolio managers are sometimes granted stock options and incentive stock options to acquire shares of the capital stock of The Sarofim Group, LLC, the ultimate corporate parent of Sarofim & Co. The decisions as to whether to issue such options and to whom the options are to be issued are made in conjunction with the annual salary and bonus review process, and the options are issued pursuant to a stock option plan adopted by The Sarofim Group, LLC. The options are not based on the particular performance or asset value of any particular client account or of all client accounts as a group, but rather the performance and accomplishments of the individual to whom the option is to be granted. There are various aspects of the review process that are designed to provide objectivity, but, in the final analysis, the evaluation is a subjective one that is based upon a collective overall assessment. There are, however, no specified formulas or benchmarks tied to the particular performance or asset value of any particular client account or of all client accounts as a group.

Walter Scott. Walter Scott's staff are paid competitive base salaries. Everyone in the firm is eligible to participate in the firm's annual profit share, which is a fixed percentage of the firm's pre-tax and pre-incentive operating profits.

This is the sole source of incentive compensation with performance being measured on a variety of goals and outcomes unique to each individual but ultimately contributing to the firm's investment objectives and the client service Walter Scott provides.

Compensation awards for those in the Research team are measured using the same outcomes. Long-term performance, contribution to portfolio management decisions, research effort and quality (including our integrated portfolio company integrity analysis), stock picking success, responsibility for stewardship and management of financially material sustainability risks, and support in best servicing our clients are among other factors considered when determining an individual's profit share. The importance given to particular factors will vary over time and between individuals.

The relative weights of base salary and profit share move according to performance. The components of compensation will also vary from year-to-year depending on the level of the firm's operating profit. There is, however, no cap on profit share as a percentage of base salary.

For Executive Directors, members of the Research team and some senior staff, the majority of annual compensation comprises a share of the firm's profits. An element of this is deferred via a long-term incentive plan and invested in

III-93

a global equity fund of which Walter Scott is the investment adviser. For some other roles, the long-term incentive plan is in BNY stock. Both have a deferral period which vests on a pro rata basis over three or four years.

Certain Conflicts of Interest with Other Accounts

Portfolio managers may manage multiple accounts for a diverse client base, including mutual funds, separate accounts (assets managed on behalf of private clients or institutions such as pension funds, insurance companies and foundations), private funds, bank collective trust funds or common trust accounts and wrap fee programs that invest in securities in which a fund may invest or that may pursue a strategy similar to a fund's component strategies ("Other Accounts").

Potential conflicts of interest may arise because of an Adviser's or portfolio manager's management of a fund and Other Accounts. For example, conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as an Adviser may be perceived as causing accounts it manages to participate in an offering to increase the Adviser's overall allocation of securities in that offering, or to increase the Adviser's ability to participate in future offerings by the same underwriter or issuer. Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as an Adviser may have an incentive to allocate securities that are expected to increase in value to preferred accounts. IPOs, in particular, are frequently of very limited availability. A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a fund purchase increases the value of securities previously purchased by the Other Account or when a sale in one account lowers the sale price received in a sale by a second account. Conflicts of interest may also exist with respect to portfolio managers who also manage performance-based fee accounts, which could give the portfolio managers an incentive to favor such Other Accounts over the corresponding funds such as deciding which securities to allocate to a fund versus the performance-based fee account. Additionally, portfolio managers may be perceived to have a conflict of interest if there are a large number of Other Accounts, in addition to a fund, that they are managing on behalf of an Adviser. The Advisers periodically review each portfolio manager's overall responsibilities to ensure that he or she is able to allocate the necessary time and resources to effectively manage the fund. In addition, an Adviser could be viewed as having a conflict of interest to the extent that the Adviser or its affiliates and/or portfolio managers have a materially larger investment in Other Accounts than their investment in the fund.

Other Accounts may have investment objectives, strategies and risks that differ from those of the relevant fund. In addition, the funds, as registered investment companies, are subject to different regulations than certain of the Other Accounts and, consequently, may not be permitted to engage in all the investment techniques or transactions, or to engage in such techniques or transactions to the same degree, as the Other Accounts. For these or other reasons, the portfolio managers may purchase different securities for the fund and the Other Accounts, and the performance of securities purchased for the fund may vary from the performance of securities purchased for Other Accounts. The portfolio managers may place transactions on behalf of Other Accounts that are directly or indirectly contrary to investment decisions made for the fund, which could have the potential to adversely impact the fund, depending on market conditions. In addition, if a fund's investment in an issuer is at a different level of the issuer's capital structure than an investment in the issuer by Other Accounts, in the event of credit deterioration of the issuer, there may be a conflict of interest between the fund's and such Other Accounts' investments in the issuer. If an Adviser sells securities short, it may be seen as harmful to the performance of any funds investing "long" in the same or similar securities whose market values fall as a result of short-selling activities.

BNY and its affiliates, including BNYIA, Sub-Advisers affiliated with BNYIA and others involved in the management, sales, investment activities, business operations or distribution of the funds, are engaged in businesses and have interests other than that of managing the funds. These activities and interests include potential multiple advisory, transactional, financial and other interests in securities, instruments and companies that may be directly or indirectly purchased or sold by the funds or the funds' service providers, which may cause conflicts that could disadvantage the funds.

BNY and its affiliates may have deposit, loan and commercial banking or other relationships with the issuers of securities purchased by the funds. BNY has no obligation to provide to the Adviser or the funds, or effect transactions on behalf of the funds in accordance with, any market or other information, analysis, or research in its possession. Consequently, BNY (including, but not limited to, BNY's central Risk Management Department) may

III-94

have information that could be material to the management of the funds and may not share that information with relevant personnel of the Adviser. Accordingly, in making investment decisions for a fund, the Adviser does not seek to obtain or use material inside information that BNY may possess with respect to such issuers. However, because an Adviser, in the course of investing fund assets in loans (as described above), may have access to material non-public information regarding a Borrower, the ability of a fund or funds advised by such Adviser to purchase or sell publicly-traded securities of such Borrowers may be restricted.

Code of Ethics. The funds, BNYIA, the Sub-Advisers and the Distributor each have adopted a Code of Ethics that permits its personnel, subject to such respective Code of Ethics, to invest in securities, including securities that may be purchased or held by a fund. The Code of Ethics subjects the personal securities transactions of employees to various restrictions to ensure that such trading does not disadvantage any fund. In that regard, portfolio managers and other investment personnel employed by BNYIA or an Affiliated Entity or a Sub-Adviser affiliated with BNYIA must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics and also are subject to the oversight of BNY's Investment Ethics Committee. Portfolio managers and other investment personnel may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

Distributor

The Distributor, a wholly-owned subsidiary of BNYIA, located at 240 Greenwich Street, New York, New York 10286, serves as each fund's distributor on a best efforts basis pursuant to an agreement, renewable annually, with the fund or the corporation or trust of which it is a part. The Distributor also serves as distributor for the other funds in the BNY Mellon Family of Funds and BNY Mellon Funds Trust.

Depending on your fund's distribution arrangements and share classes offered, not all of the language below may be applicable to your fund (see the prospectus and "How to Buy Shares" in Part II of this SAI to determine your fund's arrangements and share classes).

The Distributor compensates from its own assets certain Service Agents for selling Class A shares subject to a CDSC and Class C shares at the time of purchase. The proceeds of the CDSCs and fees pursuant to a fund's 12b-1 Plan, in part, are used to defray the expenses incurred by the Distributor in connection with the sale of the applicable class of a fund's shares. For purchases of Class A shares subject to a CDSC and Class C shares, the Distributor generally will pay Service Agents on new investments made through such Service Agents a commission of up to 1% of the NAV of such shares purchased by their clients.

The Distributor may pay Service Agents that have entered into agreements with the Distributor a fee based on the amount invested in fund shares through such Service Agents by employees participating in Retirement Plans, or other programs. Generally, the Distributor may pay such Service Agents a fee of up to 1% of the amount invested through the Service Agents. The Distributor, however, may pay Service Agents a higher fee and reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own assets, other than amounts received from a fund, including past profits or any other source available to it. Sponsors of such Retirement Plans or the participants therein should consult their Service Agent for more information regarding any such fee payable to the Service Agent.

BNYIA or the Distributor may provide additional cash payments out of its own resources to Service Agents that sell shares of a fund or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses paid by the fund to those Service Agents. Because those payments are not made by you or the fund, the fund's total expense ratio will not be affected by any such payments. These additional payments may be made to Service Agents, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the Service Agent. Cash compensation also may be paid from BNYIA's or the Distributor's own resources to Service Agents for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing." From time to time, BNYIA or the Distributor also may provide cash or non-cash compensation to Service Agents in the form of: occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorships; support for recognition programs; technology or infrastructure support; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some

III-95

cases, these payments or compensation may create an incentive for a Service Agent to recommend or sell shares of a fund to you. In addition, except when not consistent with legal requirements, the Distributor may provide additional and differing compensation from its own assets to certain of its employees who promote the sale of select funds to certain Service Agents, who in turn may recommend such funds to their clients; in some cases, these payments may create an incentive for the employees of the Distributor to promote a fund for which the Distributor provides a higher level of compensation. This potential conflict of interest may be addressed by policies, procedures or practices that are adopted by the Service Agent. As there may be many different policies, procedures or practices adopted by different Service Agents to address the manner in which compensation is earned through the sale of investments or the provision of related services, the compensation rates and other payment arrangements that may apply to a Service Agent and its representatives may vary by Service Agent.

Please contact your Service Agent for details about any payments it may receive in connection with the sale of fund shares or the provision of services to a fund.

The Distributor also may act as a Service Agent and retain sales loads, CDSCs and 12b-1 Plan fees. These payments as well as other payments from the fund to the Distributor's affiliates, such as the management fee payable to BNYIA, may create an incentive for the Distributor to recommend or sell shares of a fund to you. The Distributor and its representatives generally will be able to accept the applicable payments in exchange for serving as a Service Agent only to the extent consistent with applicable law and any related policies, procedures or practices adopted by the Distributor.

Transfer and Dividend Disbursing Agent and Custodian

The Transfer Agent, a wholly-owned subsidiary of BNYIA, located at 240 Greenwich Street, New York, New York 10286, is each fund's transfer and dividend disbursing agent. Pursuant to a transfer agency agreement with the funds, the Transfer Agent arranges for the maintenance of shareholder account records for the funds, the handling of certain communications between shareholders and the funds and the payment of dividends and distributions payable by the funds. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for each fund during the month, and is reimbursed for certain out-of-pocket expenses. The funds, other than the Index Funds, also may make payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of fund shares.

BNY Mellon Investment Servicing (US) Inc., an affiliate of BNYIA, located at 240 Greenwich Street, New York, New York 10286, serves as each fund's sub-transfer agent, pursuant to a sub-transfer agency agreement with the Transfer Agent.

The Custodian, an affiliate of BNYIA, located at 240 Greenwich Street, New York, New York 10286, serves as custodian for the investments of the funds. The Custodian has no part in determining the investment policies of the funds or which securities are to be purchased or sold by the funds. Pursuant to a custody agreement applicable to each fund, the Custodian holds each fund's securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee based on the market value of each fund's assets held in custody and receives certain securities transaction charges.

Annual Anti-Money Laundering Program Review

The funds may engage an accounting firm (which may be the independent registered public accounting firm that audits certain of the funds' financial statements) to perform an annual independent review of the funds' anti-money laundering program.

Funds' Compliance Policies and Procedures

The funds have adopted compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act that cover, among other matters, certain compliance matters relevant to the management and operations of the funds.

III-96

Combined Prospectuses

A fund's prospectus may be combined with the prospectus of one or more funds that are not governed by the same board as such fund. This practice of combining prospectuses is for the convenience of fund shareholders and prospective fund shareholders, so that they can review features of multiple funds simultaneously. However, a fund's board is only responsible for the disclosure in the fund's prospectus applicable to such fund, regardless of other disclosure that may be contained in a combined prospectus for such fund and one or more other funds.

Escheatment

Under certain circumstances, your fund account may be deemed "abandoned" or "unclaimed" under a state's abandoned or unclaimed property laws. The fund then may be required to "escheat" or transfer the assets in your account to the applicable state's unclaimed property administration. Escheatment rules vary from state to state, but generally, your account could be escheated if:

• there has been no account activity or contact initiated by you for the period of time specified by your state (usually three or five years) and/or

• mail to the account address is returned as undeliverable by the United States Postal Service

In addition, no interest will accrue on uncashed dividends, capital gains or redemption checks, and such checks may be escheated.

Your assets would be escheated to the state indicated in the account address of record. If you have a foreign address, your assets would be escheated to the state where your fund is organized, which is either Maryland or Massachusetts. If fund shares are escheated to the state, the state is typically permitted to sell or liquidate the escheated shares at NAV. If you seek to reclaim your proceeds of liquidation from the state after your shares have been escheated to and liquidated by the state, you may only be able to recover the amount received when the shares were sold, and not any appreciation that may otherwise have been realized had the shares not been liquidated. The escheat of your assets to the state may also result in tax penalties to you if the shares were held in a tax-deferred account such as an IRA.

It is your responsibility to ensure that you maintain a correct address for your account, keep your account active by contacting the Transfer Agent or the Distributor by mail or telephone or accessing your account through the fund's website at least once a year (for shareholders that invest in the fund through an account held directly with the fund's Transfer Agent), and promptly cash all checks for dividends, capital gains and redemptions. For retirement or Transfer on Death accounts, please make sure the beneficiary information on file with the Transfer Agent is current and notify a family member or trusted advisor of the location of your account records. The fund, the Transfer Agent and BNYIA and its affiliates will not be liable to shareholders or their representatives for good faith compliance with state escheatment laws. If you do not hold your shares directly with the fund, you should contact your broker-dealer, retirement plan, program sponsor, or other third-party intermediary, as applicable, regarding applicable state escheatment laws.

DETERMINATION OF NAV

See the prospectus and "Investments, Investment Techniques and Risks" in Part II of this SAI to determine which sections of the discussion below apply to your fund.

Valuation of Portfolio Securities (funds other than Retail and Government MMFs)

A fund's equity investments, including option contracts and ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded.  Securities listed on Nasdaq markets generally will be valued at the official closing price.  If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices.  Bid price is used when no asked price is available.  Open short positions for which there is no sale price on a given day are valued at the lowest asked price.  Investments in other open-end investment companies are valued at their reported NAVs each day.

III-97

Substantially all of a fund's debt securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the "Service").  When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).  The value of other debt securities and instruments is determined by the Service based on methods which include consideration of:  yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.  The Services are engaged under the general supervision of the board.  Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the board, such as the Valuation Designee, the amortized cost method would not represent fair value.

Market quotations of foreign securities in foreign currencies and any fund assets or liabilities initially expressed in terms of foreign currency are translated into U.S. dollars at the spot rate, and foreign currency forward contracts generally are valued using the forward rate obtained from a Service.  If a fund has to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of the fund's NAV may not take place contemporaneously with the determination of prices of certain of the fund's portfolio securities.  Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts.  The valuation of a security based on this fair value process may differ from the security's most recent closing price and from the prices used by other mutual funds to calculate their NAVs.  Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund's NAV on days when investors will not be able to purchase or sell (redeem) fund shares.

Generally, over-the-counter option contracts and interest rate, credit default, total return and equity swap agreements, and options thereon, will be valued by the Service.  Equity-linked instruments, such as contracts for difference, generally will be valued by the Service based on the value of the underlying reference asset(s).  Futures contracts will be valued at the most recent settlement price.  Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the board.  Fair value of investments is determined by the Adviser, as the fund's Valuation Designee pursuant to Rule 2a-5 under the 1940 Act, using such information as it deems appropriate under the circumstances.  The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.  Using fair value to price investments may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values.

Valuation of Portfolio Securities (Retail and Government MMFs only)

The valuation of the fund's portfolio securities is based upon their amortized cost which does not take into account unrealized gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the fund would receive if it sold the instrument. Boards overseeing these money market funds have established, as a particular responsibility within the overall duty of care owed to fund investors, procedures reasonably designed to stabilize the funds' price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include periodic review by the boards of the deviation of the funds' NAV calculated by using available market quotations or market equivalents (including valuations obtained from a Service) from the funds' $1.00 per share based on amortized cost. A fund cannot guarantee that its NAV will always remain at $1.00 per share.

III-98

Calculation of NAV

Fund shares are sold on a continuous basis.  Except as otherwise described in the prospectus, the NAV per share of each non-money market fund and each class of a multi-class fund is determined on each day the NYSE is scheduled to be open for regular business, as of the scheduled close of regular session trading on the NYSE (usually 4:00 p.m. Eastern time). Except as otherwise described in the prospectus, the NAV per share of each money market fund and each class thereof is determined on each day the NYSE is scheduled to be open for regular business on an hourly basis at the times described in the fund's prospectus. For purposes of determining NAV, certain options and futures contracts may be valued 15 minutes after the scheduled close of trading on the floor of the NYSE.  The NAV per share of a fund is computed by dividing the value of the fund's net assets (i.e., the value of its assets less liabilities) by the total number of shares of such fund outstanding.

Fund expenses and fees, including management fees and fees pursuant to Plans (reduced by the fund's expense limitation, if any), are accrued daily and taken into account for the purpose of determining the NAV of a fund's shares. For funds with more than one class of shares, because of the differences in operating expenses incurred by each class of shares of a fund, the per share NAV of each class of shares of the fund will differ. The NAV of each class of a fund with more than one class of shares is computed by dividing the value of the fund's net assets represented by such class (i.e., the value of its assets less liabilities) by the total number of shares of such class outstanding.

Expense Allocations

Except as may be otherwise described in "Certain Expense Arrangements and Other Disclosures" in Part II of this SAI, all expenses incurred in the operation of the series of a fund company are borne by the fund company. Expenses attributable to a particular series of a fund company are charged against the assets of that series; other expenses of the fund company are allocated among the series on the basis determined by the board, including, but not limited to, proportionately in relation to the net assets of each series. In addition, each class of shares of a fund with more than one class bears any class specific expenses allocated to such class, such as expenses related to the distribution and/or shareholder servicing of such class.

NYSE and Transfer Agent Closings

The holidays (as observed) on which both the NYSE and the Transfer Agent are closed currently are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving and Christmas. In addition, the NYSE is closed on Good Friday.

ADDITIONAL INFORMATION ABOUT DIVIDENDS AND DISTRIBUTIONS

Dividends automatically are reinvested in additional shares of the fund from which they were paid at NAV without a sales load (if applicable), or, at your option, paid in cash. If a fund investor elects to receive dividends and distributions in cash, and the investor's dividend or distribution check is returned to the fund as undeliverable or remains uncashed for six months, the fund reserves the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional fund shares at NAV. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

For a fund that declares dividends each business day, if you redeem all shares in your account at any time during a month, all dividends to which you are entitled will be paid to you along with the proceeds of the redemption. If an omnibus accountholder indicates in a partial redemption request that a portion of any accrued dividends to which such account is entitled belongs to an underlying accountholder who has redeemed all shares in his or her account, such portion of the accrued dividends will be paid to the omnibus accountholder along with the proceeds of the redemption.

Dividends and distributions among share classes in the same fund may vary due to the different expenses of such share classes.

III-99

Funds other than Money Market Funds

At the time of your purchase of fund shares, the fund's net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable as stated in this SAI. As such, any dividend or distribution paid shortly after an investor's purchase of fund shares may have the effect of reducing the aggregate NAV of the shares below the cost of the investment ("buying a dividend"). In addition, the Code provides that if a shareholder holds shares of a fund for six months or less and has (or is deemed to have) received a capital gain distribution with respect to such shares, any loss incurred on the sale of such shares will be treated as long-term capital loss to the extent of the capital gain distribution received or deemed to have been received. The Code further provides that if a shareholder holds shares of a municipal or other tax-exempt fund for six months or less and has received an exempt-interest dividend with respect to such shares, any loss incurred on the sale of such shares generally will be disallowed to the extent of the exempt-interest dividend received.

A fund may make distributions on a more frequent basis than is described in its prospectus to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. A fund may not make distributions from net realized securities gains unless capital loss carryovers, if any, have been utilized or have expired.

For a bond fund that declares dividends daily (see "Distributions and Taxes" in the prospectus or Part II of this SAI under "Dividends and Distributions"), dividends accrue beginning one day after the date of purchase and through the date a redemption is effective. When determining a fund's dividend rate on a weekend or holiday, the fund will use the dividend rate on the business day preceding the weekend or holiday. All expenses are accrued daily and deducted before declaration of dividends to shareholders.

Money Market Funds

Dividends accrue beginning on the date of purchase and through the day prior to the date a redemption is effective. A fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day. Dividends usually are paid on the last calendar day of each month. All expenses are accrued daily and deducted before declaration of dividends to shareholders.

Dividends from net realized short-term capital gains, if any, generally are declared and paid once a year, but the funds may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. A fund will not make distributions from net realized capital gains unless capital loss carryovers, if any, have been utilized or have expired. Retail and Government MMFs do not expect to realize any long-term capital gains or losses.

CERTAIN MATERIAL U.S. FEDERAL INCOME TAX CONSIDERATIONS

See your fund's prospectus and "Investment Policies and Restrictions" in Part II of this SAI to determine which sections of the discussion below apply to your funds.

The following discussion is a general summary of certain material U.S. federal income tax considerations applicable to a fund and its shareholders, including each fund's qualification and taxation as a RIC for U.S. federal income tax purposes under Subchapter M of the Code, and to the acquisition, ownership, and disposition of a fund's shares.

This discussion does not purport to be a complete description of all of the tax considerations applicable to the funds or their shareholders. In particular, this discussion does not address certain considerations that may be relevant to certain types of shareholders subject to special treatment under U.S. federal income tax laws, including shareholders subject to the alternative minimum tax, tax-exempt organizations, insurance companies, shareholders that are treated as partnerships for U.S. federal income tax purposes, dealers in securities, traders in securities that elect to use a mark-to-market method of accounting for securities holdings, pension plans and trusts, REITs, other RICs, tax exempt organizations, banks and other financial institutions, persons who hold fund shares as part of a straddle or a hedging or conversion transaction and U.S. shareholders (as defined below) whose functional currency is not the U.S. dollar, non-U.S. shareholders (as defined below) engaged in a trade or business in the United States, persons who have ceased to be U.S. citizens or to be taxed as residents of the United States, controlled foreign corporations

III-100

("CFC"), and passive foreign investment companies ("PFICs"). This discussion is limited to shareholders that hold a fund's shares as capital assets (within the meaning of the Code) for U.S. federal income tax purposes, and does not address owners of a shareholder. This discussion does not discuss any aspects of U.S. estate or gift tax or non-U.S., state or local tax laws nor does it discuss the special treatment under U.S. federal income tax laws that could result if a fund invests in tax-exempt securities or certain other investment assets. This discussion is based upon the Code, its legislative history, existing and proposed Treasury regulations, published rulings and court decisions, each as of the date of this SAI and all of which are subject to change or differing interpretations, possibly retroactively, which could affect the continuing validity of this discussion. No fund has sought, and no fund will seek any ruling from the IRS regarding any matter discussed herein, and this discussion is not binding on the IRS. Accordingly, there can be no assurance that the IRS would not assert, and that a court would not sustain, a position contrary to any of the tax consequences discussed herein.

For the purposes of this discussion, a "U.S. shareholder" is a beneficial owner of a fund's shares that is for U.S. federal income tax purposes:

• an individual who is a citizen or individual resident of the United States;

• a corporation, or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;

• a trust, if a court within the United States has primary supervision over its administration and one or more U.S. persons (as defined in the Code) have the authority to control all of its substantial decisions, or the trust has a valid election in effect under applicable Treasury regulations to be treated as a domestic trust for U.S. federal income tax purposes; or

• an estate, the income of which is subject to U.S. federal income taxation regardless of its source.

For the purposes of this discussion, a "non-U.S. shareholder" is a beneficial owner of a fund's shares that is neither a U.S. shareholder nor an entity treated as a partnership for U.S. federal income tax purposes.

If a partnership (including an entity treated as a partnership for U.S. federal income tax purposes) holds a fund's shares, the tax treatment of a partner in the partnership generally will depend upon the status of the partner and the activities of the partnership. Beneficial owners of a fund's shares that are partnerships or partners in such partnerships should consult their own tax advisers with respect to the ownership and disposition of such fund's shares.

Tax matters are complicated and the tax consequences to a shareholder of an investment in a fund's shares will depend on the facts of such shareholder's particular situation. Shareholders are strongly encouraged to consult their own tax advisor regarding the U.S. federal income tax consequences of the acquisition, ownership and disposition of a fund's shares, as well as the effect of state, local and foreign tax laws, and the effect of any possible changes in tax laws.

Taxation of the Funds

RIC Qualification Requirements. Each fund has elected to be treated as, and intends to continue to qualify in each taxable year as, a RIC under Subchapter M of the Code. As a RIC, a fund will not pay corporate-level U.S. federal income taxes on any net ordinary income or capital gains that the fund timely distributes (or is deemed to timely distribute) to its shareholders as dividends. Instead, dividends a fund distributes (or is deemed to timely distribute) generally will be taxable to shareholders, and any net operating losses, foreign tax credits and most other tax attributes generally will not pass through to shareholders. A fund will be subject to U.S. federal corporate-level income tax on any undistributed income and gains. To continue to qualify as a RIC, a fund must, among other things, meet certain source-of-income and asset diversification requirements (as described below). In addition, a fund must distribute with respect to each taxable year at least 90% of the sum of the fund's investment company taxable income (which generally is the fund's net ordinary taxable income and realized net short-term capital gains in excess of realized net long-term capital losses, determined without regard to the dividends paid deduction) (the "Annual Distribution Requirement") for any taxable year. The following discussion assumes that each fund qualifies as a RIC.

III-101

Taxation as a Regulated Investment Company. If a fund (1) qualifies as a RIC and (2) satisfies the Annual Distribution Requirement, then the fund will not be subject to U.S. federal income tax on the portion of its investment company taxable income and net capital gain (realized net long-term capital gain in excess of realized net short term capital loss) that the fund timely distributes (or is deemed to timely distribute) to shareholders. A fund will be subject to U.S. federal income tax at the regular corporate rate on any of its income or capital gains not distributed (or deemed distributed) to its shareholders.

If a fund fails to distribute in a timely manner an amount at least equal to the sum of: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of its net capital gain income (both long-term and short-term) for the one-year period ending October 31 in that calendar year, and (3) any income realized, but not distributed, in the preceding years (to the extent that income tax was not imposed on such amounts) less certain over-distributions in prior years (together, the "Excise Tax Distribution Requirements"), the fund will be subject to a 4% nondeductible federal excise tax on the portion of the undistributed amounts of such income that are less than the amounts required to be distributed based on the Excise Tax Distribution Requirements. For this purpose, however, any ordinary income or capital gain net income retained by a fund that is subject to corporate income tax for the tax year ending in that calendar year will be considered to have been distributed by year end (or earlier if estimated taxes are paid). Each fund currently intends to make sufficient distributions each taxable year to satisfy the Excise Tax Distribution Requirements.

To qualify as a RIC for U.S. federal income tax purposes, a fund generally must, among other things:

• maintain an election and qualify as a registered management company under the 1940 Act at all times during each taxable year;

• derive in each taxable year at least 90% of the fund's gross income from (a) dividends, interest, payments with respect to certain securities loans, gains from the sale of stock, other securities, foreign currencies or other income (including certain deemed inclusions) derived with respect to the fund's business of investing in such stock, securities or currencies, or (b) net income derived from the fund's interest in a qualified publicly traded partnership ("QPTP") (collectively, the "90% Gross Income Test"); and

• diversify the fund's holdings so that at the end of each quarter of the taxable year:

• at least 50% of the value of the fund's assets consists of cash, cash equivalents, U.S. government securities, securities of other RICs and other securities that, with respect to any issuer, do not represent more than 5% of the value of the fund's assets or more than 10% of the outstanding voting securities of that issuer; and

• no more than 25% of the value of the fund's assets is invested in the securities, other than U.S. government securities or securities of other RICs, of (i) one issuer; (ii) two or more issuers that are controlled, as determined under applicable tax rules, by such fund and that are engaged in the same or similar or related trades or businesses; or (iii) securities of one or more QPTPs (collectively, the "Diversification Tests").

A fund may have investments that require income to be included in investment company taxable income in a year prior to the year in which the fund actually receives a corresponding amount of cash in respect of such income. For example, if a fund holds corporate stock with respect to which Section 305 of the Code requires inclusion in income of amounts of deemed dividends even if no cash distribution is made, the fund must include in its taxable income in each year the full amount of its applicable share of the fund's allocable share of these deemed dividends. Additionally, if a fund holds debt obligations that are treated under applicable U.S. federal income tax rules as having original issue discount (such as debt instruments with "payment in kind" interest or, in certain cases, that have increasing interest rates or are issued with warrants), the fund must include in its taxable income in each year a portion of the original issue discount that accrues over the life of the obligation, regardless of whether the fund receives cash representing such income in the same taxable year. A fund may also have to include in its taxable income other amounts that the fund has not yet received in cash, such as accruals on a contingent payment debt instrument or deferred loan origination fees that are paid after origination of the loan or are paid in non-cash compensation such as warrants or stock.

III-102

A RIC is limited in its ability to deduct expenses in excess of its investment company taxable income. If a fund's deductible expenses in a given year exceed its investment company taxable income, the fund will have a net operating loss for that year. A RIC is not able to offset its investment company taxable income with net operating losses on either a carryforward or carryback basis, and net operating losses generally will not pass through to shareholders. In addition, expenses may be used only to offset investment company taxable income and may not be used to offset net capital gain. A RIC may not use any net capital losses (i.e., realized capital losses in excess of realized capital gains) to offset its investment company taxable income but may carry forward those losses, and use them to offset future capital gains, indefinitely. Further, a RIC's deduction of net business interest expense is limited to 30% of its "adjusted taxable income" plus "floor plan financing interest expense." It is not expected that any portion of any underwriting or similar fee will be deductible for U.S. federal income tax purposes to a fund or its shareholders. Due to these limits on the deductibility of expenses, net capital losses and business interest expenses, a fund may, for U.S. federal income tax purposes, have aggregate taxable income for several years that the fund is required to distribute and that is taxable to shareholders even if this income is greater than the aggregate net income the fund actually earned during those years.

In order to enable a fund to make distributions to shareholders that will be sufficient to enable the fund to satisfy the Annual Distribution Requirement or the Excise Tax Distribution Requirements in the event that the circumstances described in the preceding two paragraphs apply, the fund may need to liquidate or sell some of its assets at times or at prices that the fund would not consider advantageous, the fund may need to raise additional equity or debt capital, the fund many need to take out loans, or the fund may need to forego new investment opportunities or otherwise take actions that are disadvantageous to the fund's business (or be unable to take actions that are advantageous to its business). Even if a fund is authorized to borrow and to sell assets in order to satisfy the Annual Distribution Requirement or the Excise Tax Distribution Requirements, under the 1940 Act, the fund generally is not permitted to make distributions to its shareholders while the fund's debt obligations and senior securities are outstanding unless certain "asset coverage" tests or other financial covenants are met.

If a fund is unable to obtain cash from other sources to enable the fund to satisfy the Annual Distribution Requirement, the fund may fail to qualify for the U.S. federal income tax benefits allowable to RICs and, thus, become subject to a corporate-level U.S. federal income tax (and any applicable state and local taxes). Although each fund expects to operate in a manner so as to qualify continuously as a RIC, a fund may decide in the future to be taxed as a "C" corporation, even if the fund would otherwise qualify as a RIC, if the fund determines that such treatment as a C corporation for a particular year would be in the fund's best interests.

If a fund is unable to obtain cash from other sources to enable the fund to satisfy the Excise Tax Distribution Requirements, the fund may be subject to additional tax. However, no assurances can be given that a fund will not be subject to the excise tax and, a fund may choose in certain circumstances to pay the excise tax as opposed to making an additional distribution.

For the purpose of determining whether a fund satisfies the 90% Gross Income Test and the Diversification Tests, the character of the fund's distributive share of items of income, gain, losses, deductions and credits derived through any investments in companies that are treated as partnerships for U.S. federal income tax purposes (other than certain publicly traded partnerships), or are otherwise treated as disregarded from the fund for U.S. federal income tax purposes, generally will be determined as if the fund realized these tax items directly. Further, for purposes of calculating the value of a fund's investment in the securities of an issuer for purposes of determining the 25% requirement of the Diversification Tests, the fund's proper proportion of any investment in the securities of that issuer that are held by a member of the fund's "controlled group" must be aggregated with the fund's investment in that issuer. A controlled group is one or more chains of corporations connected through stock ownership with the fund if (a) at least 20% of the total combined voting power of all classes of voting stock of each of the corporations is owned directly by one or more of the other corporations, and (b) the fund directly owns at least 20% or more of the combined voting stock of at least one of the other corporations.

Failure to Qualify as a RIC. If a fund, otherwise qualifying as a RIC, fails to satisfy the 90% Gross Income Test for any taxable year or the Diversification Tests in any quarter of a taxable year, such fund may continue to be taxed as a RIC for the relevant taxable year if certain relief provisions of the Code apply (which might, among other things, require the fund to pay certain corporate-level U.S. federal taxes or to dispose of certain assets). If the fund fails to qualify as a RIC for more than two consecutive taxable years and then seeks to re-qualify as a RIC, the fund would generally be required to recognize gain to the extent or any unrealized appreciation in its assets unless the fund

III-103

elects to pay U.S. corporate income tax on any such unrealized appreciation during the succeeding 5-year period.

If a fund fails to qualify for treatment as a RIC in any taxable year, and is not eligible for such relief provisions, the fund would be subject to U.S. federal income tax on all of its taxable income at the regular corporate U.S. federal income tax rate and would be subject to any applicable state and local taxes, regardless of whether a fund makes any distributions to the fund's shareholders and would reduce the amount available to be distributed to the fund's shareholders (or, potentially, Policy owners). Such fund would not be able to deduct distributions to its shareholders, nor would distributions to its shareholders be required to be made for U.S. federal income tax purposes. Any distributions the fund makes generally would be taxable to shareholders as ordinary dividend income and, subject to certain limitations under the Code, would be eligible for the current maximum rate applicable to qualifying dividend income of individuals and other non-corporate U.S. shareholders, to the extent of the fund's current or accumulated earnings and profits. Subject to certain limitations under the Code, U.S. shareholders that are corporations for U.S. federal income tax purposes would be eligible for the dividends-received deduction. Distributions in excess of the fund's current and accumulated earnings and profits would be treated first as a return of capital to the extent of the shareholder's adjusted tax basis in its shares of the fund, and any remaining distributions would be treated as capital gain.

Equalization. A fund may in certain years use "equalization" in determining the portion of its net investment income and net realized capital gains that has been distributed. A fund that elects to use equalization in a year will allocate a portion of its investment income and capital gain to redemptions of fund shares, and such income and gains will be deemed to have been distributed by the fund for purposes of the distribution requirements under the Code. This may have the effect of reducing the amount of such income and/or gain that the fund is required to distribute to non-redeeming shareholders to avoid federal income tax and excise tax and also may defer the recognition of taxable income by its non-redeeming shareholders. This process does not affect the tax treatment of redeeming shareholders and, as the amount of any undistributed income and/or gains will be reflected in the value of the fund's shares, the total return on a shareholder's investment will not be reduced as a result of the fund's distribution policy. The IRS has not published any guidance concerning the methods to be used in allocating investment income and capital gain to redemptions of shares. In the event that the IRS determines that a fund is using an improper method of allocation and has under distributed its net investment income or net realized capital gains for any taxable year, such fund may be liable for additional federal income or excise tax or may jeopardize its treatment as a RIC.

The remainder of this section assumes that each fund will continuously qualify as a RIC for each taxable year.

Fund Investments—General

Certain of a fund's investment practices may be subject to special and complex U.S. federal income tax provisions that may, among other things, (1) treat dividends that would otherwise constitute qualified dividend income as non-qualified dividend income, (2) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (3) convert lower-taxed long-term capital gain into higher-taxed short-term capital gain or ordinary income, (4) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (5) cause it to recognize income or gain without receipt of a corresponding cash payment, (6) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur, (7) adversely alter the characterization of certain complex financial transactions and (8) produce income that will not be qualifying income for purposes of the 90% Gross Income Test. Each fund intends to monitor its transactions and may make certain tax elections in order to mitigate the effects of these provisions; however, no assurance can be given that a fund will be eligible for any such tax elections or that any elections it makes will fully mitigate the effects of these provisions.

Gain or loss recognized by a fund from securities and other financial assets acquired by the fund, as well as any loss attributable to the lapse of options, warrants, or other financial assets taxed as options generally will be treated as capital gain or loss. Such gain or loss generally will be long-term or short-term depending on how long the fund held a particular security or other financial asset.

A portfolio company in which a fund invests may face financial difficulties that require the fund to work-out, modify or otherwise restructure its investment in the fund company. Any such transaction could, depending upon the specific terms of the transaction, cause the fund to recognize taxable income without a corresponding receipt of cash, which could affect its ability to satisfy the Annual Distribution Requirement or the Excise Tax Distribution Requirements or result in unusable capital losses and future non-cash income. Any such transaction could also

III-104

result in the fund receiving assets that give rise to non-qualifying income for purposes of the 90% Gross Income Test.

A fund's investment in non-U.S. securities may be subject to non-U.S. income, withholding and other taxes. Shareholders generally will not be entitled to claim a U.S. foreign tax credit or deduction with respect to non-U.S. taxes paid by a fund.

If a fund purchases shares in a PFIC, and as such a fund may be subject to U.S. federal income tax on a portion of any "excess distribution" received on, or gain from the disposition of, such shares, even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest generally will be imposed on the fund in respect of deferred taxes arising from such excess distribution or gain. If a fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" under the Code (a "QEF"), in lieu of the foregoing requirements, the fund will be required to include in gross income each year a portion of the ordinary earnings and net capital gain of the QEF, even if such income is not distributed by the QEF to the fund. Any inclusions in the fund's gross income resulting from the QEF election will be considered qualifying income for purposes of the 90% Gross Income Test. Alternatively, a fund may elect to mark to market at the end of each taxable year the fund's shares in such PFIC, in which case, the fund will recognize as ordinary income any increase in the value of such shares, and as ordinary loss any decrease in such value to the extent it does not exceed prior increases included in its income. A fund's ability to make either election will depend on factors beyond its control, and the funds are subject to restrictions which may limit the availability or benefit of these elections. Under either election, a fund may be required to recognize in any year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC shares during that year, and such income will nevertheless be subject to the Annual Distribution Requirement and will be taken into account for purposes of determining whether the fund satisfies the Excise Tax Distribution Requirements.

The functional currency of the funds is the U.S. dollar for U.S. federal income tax purposes. Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time a fund accrues income, expenses or other liabilities denominated in a currency other than the U.S. dollar and the time such fund actually collects such income or pays such expenses or liabilities may be treated as ordinary income or loss. Similarly, gains or losses on foreign currency forward contracts, the disposition of debt denominated in a foreign currency and other financial transactions denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, may also be treated as ordinary income or loss by a fund.

Hedging and Derivative Transactions. Gain or loss, if any, realized from certain financial futures or forward contracts and options transactions ("Section 1256 contracts") generally is treated as 60% long-term capital gain or loss (as applicable) and 40% short-term capital gain or loss (as applicable). Gain or loss will arise upon exercise or lapse of Section 1256 contracts. In addition, any Section 1256 contracts remaining unexercised at the end of a shareholder's taxable year are treated as sold for their then fair market value, resulting in the recognition of gain or loss characterized in the manner described above.

Offsetting positions held by a fund involving certain financial futures or forward contracts or options transactions with respect to actively traded personal property may be considered, for U.S. federal income tax purposes, to constitute "straddles." In addition, investments by a fund in particular combinations of investment funds also may be treated as a "straddle." To the extent the straddle rules apply to positions established by a fund, or the investment funds, losses realized by the fund may be deferred to the extent of unrealized gain in the offsetting positions. Short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gains on straddle positions may be treated as short-term capital gains or ordinary income. Certain of the straddle positions held by a fund may constitute "mixed straddles." One or more elections may be made in respect of the U.S. federal income tax treatment of "mixed straddles," resulting in different tax consequences. In certain circumstances, the provisions governing the tax treatment of straddles override or modify certain of the provisions discussed above.

If a fund either holds (1) an appreciated financial position with respect to stock, certain debt obligations or partnership interests ("appreciated financial position") and enters into a short sale, futures, forward, or offsetting notional principal contract (collectively, a "Contract") with respect to the same or substantially identical property, or (2) an appreciated financial position that is a Contract and acquires property that is the same as, or substantially identical to, the underlying property, the fund generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the fund enters into the financial position or acquires the property,

III-105

respectively. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the appreciated financial position is held unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the risk of loss relating to the appreciated financial position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as by reason of an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

If a fund enters into certain derivatives (including forward contracts, long positions under notional principal contracts, and related puts and calls) with respect to equity interests in certain pass-through entities (including other RICs, REITs, partnerships, REMICs and certain trusts and foreign corporations), long-term capital gain with respect to the derivative may be recharacterized as ordinary income to the extent it exceeds the long-term capital gain that would have been realized had the interest in the pass-through entity been held directly during the term of the derivative contract. Any gain recharacterized as ordinary income will be treated as accruing at a constant rate over the term of the derivative contract and may be subject to an interest charge.

Securities Lending. A fund's participation in loans of securities may affect the amount, timing and character of distributions to shareholders. With respect to any security subject to a securities loan, any (i) amounts received by a fund in place of dividends earned on the security during the period that such security was not directly held by the fund may not give rise to qualified dividend income and (ii) withholding taxes accrued on dividends during the period that such security was not directly held by the fund will not qualify as a foreign tax paid by the fund and cannot be passed through to shareholders.

Investments in Entities that Invest in or Finance Mortgage Debt. Special tax rules may apply to the investments by a fund in entities that invest in or finance mortgage debt. Such investments include residual interests in REMICs and interests in a REIT which qualifies as, or invests in, a taxable mortgage pool under the Code or has a qualified REIT subsidiary that is a taxable mortgage pool under the Code. Although it is the practice of each fund not to make such investments, there is no guarantee that a fund will be able to avoid an inadvertent investment in REMIC residual interests or a taxable mortgage pool.

Such investments may result in a fund receiving excess inclusion income ("EII"), in which case a portion of its distributions will be characterized as EII and shareholders receiving such distributions, including nominee accounts that hold shares, will be deemed to have received EII. This can result in the fund being required to pay tax on the portion of its EII that is allocated to disqualified organizations, including certain cooperatives, agencies or instrumentalities of a government or international organization, and tax-exempt organizations that are not subject to tax on unrelated business taxable income ("UBTI"). In addition, EII generally cannot be offset by net operating losses and will be subject to a 30% withholding tax for non-U.S. shareholders, notwithstanding any otherwise applicable exemptions or rate reductions in any relevant tax treaties.

Special tax consequences also apply where charitable remainder trusts invest in RICs that invest directly or indirectly in residual interests in REMICs or in taxable mortgage pools. Furthermore, any investment in residual interests of a REMIC can create complex tax consequences for both a fund and its shareholders, especially if a fund has state or local governments or other tax-exempt organizations as shareholders.

Taxation of the Subsidiary (BNY Mellon Global Real Return Fund only). BNY Mellon Global Real Return Fund may gain exposure to the commodity markets by investing up to 25% of its total assets in a "CFC" within the meaning of Section 957 of the Code, such as the Subsidiary. In general, a foreign corporation, such as the Subsidiary, that does not conduct a U.S. trade or business is nonetheless subject to tax at a flat rate of 30% (or lower tax treaty rate), generally payable through withholding, on the gross amount of certain U.S.-source income that is not effectively connected with a U.S. trade or business. It is not expected that the Subsidiary will derive income subject to such withholding tax.

The Subsidiary is expected to be a CFC in which the fund owning the Subsidiary will be a U.S. shareholder. If a fund is a U.S. Shareholder, such fund will be required to include in gross income for U.S. federal income tax purposes all of a CFC's "subpart F income," whether or not such income is actually distributed by the CFC. Under Treasury regulations issued in 2019, subpart F income is treated as qualifying income for purposes of the 90% Gross Income Test regardless of whether an actual distribution from the CFC to the RIC is made. Subpart F income

III-106

generally includes net gains from the disposition of stocks or securities, receipts with respect to securities loans, net gains from transactions (including futures, forward, and similar transactions) in commodities, and net payments received with respect to equity swaps and similar derivatives. Subpart F income is treated as ordinary income, regardless of the character of the CFC's underlying income. Net losses incurred by a CFC during a tax year do not flow through to the fund and thus will not be available to offset income or capital gain generated from the fund's other investments. In addition, net losses incurred by a CFC during a tax year generally cannot be carried forward by the CFC to offset gains realized by it in subsequent taxable years.

Investments in Municipal or Other Tax-Exempt Funds. It is anticipated that substantially all of the ordinary dividends to be paid by municipal or other tax-exempt funds that invest substantially all of their assets in U.S. municipal securities will constitute "exempt-interest dividends." Such exempt-interest dividends generally are excluded from a shareholder's gross income for federal income tax purposes. Additionally, it is possible that a portion of the income dividends from such funds will not be exempt from federal income taxes. Municipal or other tax-exempt funds may realize capital gains from the sale or other disposition of municipal securities or other securities. Distributions by such funds of capital gains will be treated in the same manner as capital gains as described under "Taxation of U.S. Shareholders—Distributions on, and Sale or Other Disposition of, a Fund's Shares." Recipients of Social Security and/or certain railroad retirement benefits who receive dividends from municipal bond or other tax-exempt funds may have to pay taxes on a portion of their benefits. Shareholders will receive a Form 1099-DIV, Form 1099-INT or other IRS forms, as required, reporting the taxability of all dividends.

Because the ordinary dividends of municipal or other tax-exempt funds are expected to be exempt-interest dividends, any interest on money a shareholder of such a fund borrows that is directly or indirectly used to purchase shares in the fund will not be deductible. Further, entities or persons that are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds or industrial development bonds should consult their tax advisers before purchasing shares of these funds. The income from such bonds may not be tax-exempt for such substantial users. There also may be collateral federal income tax consequences regarding the receipt of exempt-interest dividends by certain types of shareholders such as S corporations, financial institutions and property and casualty insurance companies. A shareholder falling into any such category should consult its tax adviser concerning its investment in a fund that is intended to generate exempt-interest dividends.

As a general rule, any loss realized upon a taxable disposition of shares in a municipal or other tax-exempt fund that have been held for six months or less will be disallowed to the extent of any exempt-interest dividends received (or deemed received) by the shareholder with respect to the shares. This loss disallowance rule, however, does not apply with respect to a regular dividend paid by a RIC which declares exempt-interest dividends on a daily basis in an amount equal to at least 90% of its net tax-exempt interest and distributes such dividends on a monthly or more frequent basis.

If at least 50% of the value of a fund's total assets at the close of each quarter of its taxable year is represented by interests in other RICs (such as a "fund of funds"), the fund may pass through to its shareholders its exempt interest income in the form of dividends that are exempt from federal income tax.

Proposals have been and may be introduced before Congress that would restrict or eliminate the federal income tax exemption of interest on municipal securities. If such a proposal were enacted, the availability of such securities for investment by a fund that would otherwise invest in tax-exempt securities and the value of such a fund's portfolio would be affected. In that event, the fund would reevaluate its investment objective and policies.

The treatment under state and local tax law of dividends from a fund that invests in municipal securities may differ from the federal income tax treatment of such dividends under the Code. Shareholders should consult their own tax advisors in determining the application of these rules in their particular circumstances.

State Municipal Funds. The exempt-interest dividends paid by State Municipal Funds will generally be excluded from gross income for income tax purposes of the relevant state (or, in the case of funds that invest at least 80% of their net assets in New York Municipal Bonds or New York Municipal Obligations, personal income tax imposed by New York City). It should be noted that this treatment may change if, among other reasons: a fund fails to qualify as a RIC for federal income tax purposes; the exempt-interest dividends paid by a fund are not excluded from gross income for federal income tax purposes; or if the fund fails to meet certain reporting and filing requirements under the applicable state laws and regulations. Fund shares and fund distributions may be subject to other state and local

III-107

taxes. In addition, fund distributions not attributable to State Municipal Bonds or State Municipal Obligations generally are subject to all state income taxes, except that, under certain circumstances, many states provide exemptions for distributions attributable to interest on certain U.S. government obligations. Additionally, a shareholder may be subject to state income tax to the extent the shareholder sells or exchanges fund shares and realizes a capital gain on the transaction.

Taxation of U.S. Shareholders

The following summary generally describes certain material U.S. federal income tax consequences of an investment in a fund's shares beneficially owned by U.S. shareholders (as defined above). If you are not a U.S. shareholder, it does not apply to you.

Distributions on, and Sale or Other Disposition of, a Fund's Shares. Distributions by a fund generally are taxable to U.S. shareholders as ordinary income or long term capital gain. Distributions of a fund's investment company taxable income, determined without regard to the deduction for dividends paid, will be taxable as ordinary income to U.S. shareholders to the extent of the fund's current or accumulated earnings and profits, whether paid in cash or reinvested in additional common shares. To the extent such distributions a fund pays to non-corporate U.S. shareholders (including individuals) are attributable to dividends from U.S. corporations and certain qualified foreign corporations, such distributions ("Qualifying Dividends") generally are taxable to U.S. shareholders at the preferential rates applicable to long-term capital gains. Distributions of a fund's net capital gains (which generally are the fund's realized net long-term capital gains in excess of realized net short-term capital losses) that are properly reported by the fund as "capital gain dividends" will be taxable to a U.S. shareholder as long-term capital gains that are currently taxable at reduced rates in the case of non-corporate taxpayers, regardless of the U.S. shareholder's holding period for his, her or its shares and regardless of whether paid in cash or reinvested in additional shares. Distributions in excess of a fund's earnings and profits first will reduce a U.S. shareholder's adjusted tax basis in such U.S. shareholder's shares in the fund and, after the adjusted tax basis is reduced to zero, will constitute capital gains to such U.S. shareholder.

A portion of a fund's ordinary income dividends paid to corporate U.S. shareholders may, if certain conditions are met, qualify for the 50% dividends received deduction to the extent that the fund has received dividends from certain corporations during the taxable year, but only to the extent these ordinary income dividends are treated as paid out of earnings and profits of the fund. A corporate U.S. shareholder may be required to reduce its basis in its shares with respect to certain "extraordinary dividends," as defined in Section 1059 of the Code. Corporate U.S. shareholders should consult their own tax advisors in determining the application of these rules in their particular circumstances.

Although each fund currently intends to distribute any of its net capital gain for each taxable year on a timely basis, a fund may elect in the future to retain its net capital gain or a portion thereof for investment and be taxed at corporate-level tax rates on the amount retained, and therefore designate the retained amount as a "deemed dividend." In this case, the fund may report the retained amount as undistributed capital gains to its U.S. shareholders, who will be treated as if each U.S. shareholder received a distribution of its pro rata share of this gain, with the result that each U.S. shareholder will (i) be required to report its pro rata share of this gain on its tax return as long-term capital gain, (ii) receive a refundable tax credit for its pro rata share of tax paid by the fund on the gain, and (iii) increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit. In order to utilize the deemed distribution approach, a fund must provide written notice to its shareholders prior to the expiration of 60 days after the close of the relevant taxable year. A fund cannot treat any of its investment company taxable income as a "deemed distribution."

For purposes of determining (1) whether the Annual Distribution Requirement is satisfied for any year and (2) the amount of capital gains dividends paid for that year, the fund may, under certain circumstances, elect to treat a dividend that is paid during the following taxable year as if it had been paid during the taxable year in question. If a fund makes such an election, a U.S. shareholder will still be treated as receiving the dividend in the taxable year in which the distribution is made. However, any dividend declared by a fund in October, November or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, will be treated as if it had been received by the fund's shareholders on December 31 of the year in which the dividend was declared.

III-108

If a U.S. shareholder purchases shares of a fund shortly before the record date of a distribution, the price of the shares will include the value of the distribution and such U.S. shareholder will be subject to tax on the distribution even though it economically represents a return of its investment.

A U.S. shareholder generally will recognize taxable gain or loss if the U.S. shareholder sells or otherwise disposes of such shareholder's shares of a fund. The amount of gain or loss will be measured by the difference between such shareholder's adjusted tax basis in the shares sold and the amount of the proceeds received in exchange. Any gain or loss arising from such sale, redemption or other disposition generally will be treated as long term capital gain or loss if the U.S. shareholder has held such shares for more than one year. Otherwise, such gain or loss will be classified as short term capital gain or loss. However, any capital loss arising from the sale, redemption or other disposition of fund shares held for six months or less will be treated as long-term capital loss to the extent of the amount of capital gain dividends received, or undistributed capital gain deemed received, with respect to such shares. In addition, except in the context of shareholders employing the NAV Method (defined below), all or a portion of any loss recognized upon a disposition of the fund's shares may be disallowed if substantially identical stock or securities are purchased (whether through reinvestment of distributions or otherwise) within 30 days before or after the disposition. In such case, any disallowed loss is generally added to the U.S. shareholder's adjusted tax basis of the acquired shares.

In general, U.S. shareholders that are individuals, trusts or estates are taxed at preferential rates on their net capital gain. Such rate is lower than the maximum rate on ordinary income currently payable by individuals. Corporate U.S. shareholders currently are subject to U.S. federal income tax on net capital gain at the maximum rate also applies to ordinary income. A non-corporate U.S. shareholder with net capital losses for a year (i.e., capital loss in excess of capital gain) generally may deduct up to $3,000 of such losses against its ordinary income each year; any net capital losses of a non-corporate U.S. shareholder in excess of $3,000 generally may be carried forward and used in subsequent years as provided in the Code. Corporate U.S. shareholders generally may not deduct any net capital losses for a year, but may carry back such losses for three years or carry forward such losses for five years.

Each fund will send to each of its U.S. shareholder, after the end of each calendar year, a notice providing, on a per share and per distribution basis, the amounts includible in such U.S. shareholder's taxable income for such year as ordinary income and as long-term capital gain. In addition, the U.S. federal tax status of each year's distributions will generally be reported to the IRS (including the amount of dividends, if any, eligible for the preferential rates applicable to long-term capital gains).

Distributions by a fund out of current or accumulated earnings and profits generally will not be eligible for the 20% pass through deduction under Section 199A of the Code, although qualified REIT dividends earned by a fund may qualify for such deduction. Distributions may also be subject to additional state, local and non-U.S. taxes depending on a U.S. shareholder's particular situation.

As discussed above under "Fund Investments—Investments in Municipal or Other Tax-Exempt Funds," any loss realized upon a taxable disposition of shares in a municipal or other tax-exempt fund that have been held for six months or less will be disallowed to the extent of any exempt-interest dividends received (or deemed received) by the shareholder with respect to the shares. This loss disallowance rule, however, does not apply with respect to a regular dividend paid by a fund which declares exempt-interest dividends on a daily basis in an amount equal to at least 90% of its net tax-exempt interest and distributes such dividends on a monthly or more frequent basis.

NAV Method of Accounting (money market funds only). Shareholders in money market funds may elect to use a simplified method of accounting for computing gains and losses (the "NAV Method") in respect of their money market funds. Under the NAV Method, rather than computing gain or loss separately for each taxable disposition of shares in a fund as described above, the shareholder would determine gain or loss annually based on the changes in the aggregate value of the shareholder's shares in the fund during the "computation period(s)" comprising the shareholder's taxable year, reduced by the shareholder's net investment for the applicable computation period(s). Generally, a shareholder's net investment for a computation period, which may be positive, negative or zero, represents the cost or value of shares in the fund acquired by the shareholder during the applicable computation period(s), minus amounts received upon redemption of shares in the fund (or otherwise representing the value of shares redeemed) during the applicable computation period(s), in all cases determined under prescribed computation rules. A computation period could be the shareholder's taxable year or certain shorter periods, provided that, if the shareholder has more than one computation period comprising its taxable year, the shareholder's net gain or loss for

III-109

the taxable year in respect of the applicable fund will be the sum of the net gains or loss separately computed for such fund under the NAV Method for each computation period comprising its taxable year.

Gains and losses recognized under the NAV Method with respect to shares in a money market fund will be treated as short-term capital gains and losses if gain or loss with respect to a disposition of one or more of the shares would have been treated as capital gain or loss had the shareholder not elected to use the NAV Method. Otherwise, such gains and losses will be treated as ordinary income. If a shareholder holds shares in a particular money market fund in more than one account, it must treat its holdings in each account as a separate fund for purposes of applying the NAV Method. Additionally, a change to or from the use of the NAV Method is considered a change in accounting method, which generally would require the shareholder to obtain the consent of the IRS to make such change using automatic change procedures and a short Form 3115 "Application for Change in Accounting Method." A shareholder generally may elect to use the NAV Method in respect of a particular Government MMF or Retail MMF without the need to file a Form 3115 if (i) the shareholder has never used the NAV Method for that fund, and (ii) either the shareholder's basis in all its shares in that fund has at all times equaled $1.00 per share (i.e., the target share price), or the shareholder has not realized any gain or loss with respect to its shares in that fund.

All shareholders in money market funds should discuss with their own tax advisers whether to apply the NAV Method in respect of any given money market fund, the manner of obtaining any requisite consent of the IRS to use the NAV Method, and the manner in which gains and losses are computed under the NAV Method under the shareholder's particular circumstances. As noted above, the wash sale rules that restrict the use of certain losses upon a taxable disposition of shares do not apply in respect of shares that are subject to the NAV Method.

The election of the NAV Method does not affect a shareholder's computation of income from fund distributions.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, if a U.S. shareholder recognizes a loss with respect to its shares of a fund in excess of $2 million or more for a non-corporate U.S. shareholder or $10 million or more for a corporate U.S. shareholder in any single taxable year, such shareholder must file with the IRS a disclosure statement on Form 8886. Direct investors of "portfolio securities" in many cases are excepted from this reporting requirement, but under current guidance, equity owners of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Significant monetary penalties apply to a failure to comply with this reporting requirements. States may also have a similar reporting requirement. U.S. shareholders should consult their tax advisor to determine the applicability of these regulations in light of their individual circumstances.

3.8% Surtax. An additional 3.8% surtax generally is applicable in respect of the net investment income of non-corporate U.S. shareholders (other than certain trusts) on the lesser of (i) the U.S. shareholder's "net investment income" for a taxable year and (ii) the excess of the U.S. shareholder's modified adjusted gross income for the taxable year over $200,000 ($250,000 in the case of joint filers). For these purposes, "net investment income" generally includes interest and taxable distributions and deemed distributions paid with respect to shares of a fund, and net gain attributable to the disposition of shares of a fund (in each case, unless the shares are held in connection with certain trades or businesses), but will be reduced by any deductions properly allocable to these distributions or this net gain.

Taxation of Non-U.S. Shareholders

The following summary applies only to persons that are non-U.S. shareholders. If you are not a non-U.S. shareholder, it does not apply to you.

Distributions on, and Sale or Other Disposition of a Fund's Shares. Distributions by a fund to non-U.S. shareholders generally will be subject to U.S. withholding tax (unless lowered or eliminated by an applicable income tax treaty) to the extent payable from the fund's current and accumulated earnings and profits.

If a non-U.S. shareholder receives distributions and such distributions are effectively connected with a U.S. trade or business of the non-U.S. shareholder and, if an income tax treaty applies, attributable to a permanent establishment in the United States of such non-U.S. shareholder, such distributions generally be subject to U.S. federal income tax at the rates applicable to U.S. persons. In that case, a fund will not be required to withhold U.S. federal income tax if the non-U.S. shareholder complies with applicable certification and disclosure requirements.

III-110

Actual or deemed distributions of a fund's net capital gain (which generally is the excess of a fund's net long term capital gain over a fund's net short term capital loss) to a non-U.S. shareholder, and gains recognized by a non-U.S. shareholder upon the sale of the shares, will not be subject to withholding of U.S. federal income tax and generally will not be subject to U.S. federal income tax unless (a) the distributions or gains, as the case may be, are effectively connected with a U.S. trade or business of the non-U.S. shareholder and, if an income tax treaty applies, are attributable to a permanent establishment maintained by the non-U.S. shareholder in the United States (as discussed above) or (b) the non-U.S. shareholder is an individual, has been present in the United States for 183 days or more during the taxable year, and certain other conditions are satisfied. For a corporate non-U.S. shareholder, distributions, including deemed distributions, and gains recognized upon the sale of the shares that are effectively connected with a U.S. trade or business may, under certain circumstances, be subject to an additional "branch profits tax" (unless lowered or eliminated by an applicable income tax treaty). Non-U.S. shareholders are encouraged to consult their own tax advisers as to the applicability of an income tax treaty in their individual circumstances.

No assurance can be given that a fund will distribute any interest related dividends or short term capital gain dividends. In general, no U.S. source withholding taxes will be imposed on dividends paid by RICs to non-U.S. shareholders to the extent the dividends are designated as "interest related dividends" or "short term capital gain dividends." Under this exemption, interest related dividends and short term capital gain dividends generally represent distributions of interest or short term capital gain that would not have been subject to U.S. withholding tax at the source if they had been received directly by a non-U.S. shareholder, and that satisfy certain other requirements.

If a fund distributes its net capital gain in the form of deemed rather than actual distributions (which a fund may do in the future), a non-U.S. shareholder will be entitled to U.S. federal income tax credit or tax refund equal to the non-U.S. shareholder's allocable share of the tax the fund pays on the capital gain deemed to have been distributed. In order to obtain the refund, the non-U.S. shareholder must obtain a U.S. taxpayer identification number (if one has not been previously obtained) and timely file a U.S. federal income tax return even if the non-U.S. shareholder would not otherwise be required to obtain a U.S. taxpayer identification number or file a U.S. federal income tax return.

Certain Additional Tax Considerations

Information Reporting and Backup Withholding. A fund may be required to withhold, for U.S. federal income taxes, a portion of all taxable distributions payable to shareholders (a) who fail to provide the fund with their correct taxpayer identification numbers (TINs) or who otherwise fail to make required certifications or (b) with respect to whom the IRS notifies the fund that this shareholder is subject to backup withholding. Certain shareholders specified in the Code and the Treasury regulations promulgated thereunder are exempt from backup withholding but may be required to provide documentation to establish their exempt status. Backup withholding is not an additional tax. Any amounts withheld will be allowed as a refund or a credit against the shareholder's U.S. federal income tax liability if the appropriate information is timely provided to the IRS. Failure by a shareholder to furnish a certified TIN to the fund could subject the shareholder to a penalty imposed by the IRS.

Withholding and Information Reporting on Foreign Financial Accounts. A non-U.S. shareholder who is otherwise subject to withholding of U.S. federal income tax may be subject to information reporting and backup withholding of U.S. federal income tax on dividends unless the non-U.S. shareholder provides a fund or the dividend paying agent with an IRS Form W 8BEN or W-8BEN-E (or an acceptable substitute form) or otherwise meets documentary evidence requirements for establishing that it is a non-U.S. shareholder or otherwise establishes an exemption from backup withholding.

Pursuant to Sections 1471 to 1474 of the Code and Treasury regulations thereunder, the relevant withholding agent generally will be required to withhold 30% of any dividends paid on the shares to (i) a foreign financial institution unless such foreign financial institution agrees to verify, report and disclose its U.S. owners and meets certain other specified requirements or is subject to an applicable "intergovernmental agreement; or (ii) a non-financial foreign entity that is the beneficial owner of the payment unless such entity certifies that it does not have any substantial U.S. owners or provides the name, address and taxpayer identification number of each substantial U.S. owner and such entity meets certain other specified requirements. If payment of this withholding tax is made, non-U.S. shareholders that are otherwise eligible for an exemption from, or reduction of, U.S. federal withholding taxes with respect to such dividends or proceeds will be required to seek a credit or refund from the IRS to obtain the benefit of

III-111

such exemption or reduction. In certain cases, the relevant foreign financial institution or non-financial foreign entity may qualify for an exemption from, or be deemed to be in compliance with, these rules. Certain jurisdictions have entered into agreements with the United States that may supplement or modify these rules. Non-U.S. shareholders could consult their own tax advisers regarding the particular consequences to them of this legislation and guidance. No fund will pay any additional amounts in respect to any amounts withheld.

PORTFOLIO TRANSACTIONS

BNYIA assumes general supervision over the placement of securities purchase and sale orders on behalf of the funds. The funds, except for the money market funds, are managed by dual employees of BNYIA and an Affiliated Entity or one or more Sub-Advisers. Those funds use the research facilities, and are subject to the internal policies and procedures, of the applicable Affiliated Entity or Sub-Adviser and execute portfolio transactions through the trading desk of the Affiliated Entity or Sub-Adviser, as applicable (collectively with BNYIA's trading desk (for the money market funds only), the "Trading Desk"). All portfolio transactions of the money market funds are placed on behalf of each fund by BNYIA.

Trading the Funds' Portfolio Securities

In managing money market funds, BNYIA will draw upon Dreyfus. Dreyfus is a division of MIC that provides investment and credit risk management services and approves all money market fund eligible securities for the fund and for other investment companies and accounts managed by BNYIA or its affiliates that invest primarily in money market instruments. Dreyfus, through a team of professionals who contribute a combination of industry analysis and fund-specific expertise, monitors all issuers approved for investment by such investment companies and other accounts by analyzing third party inputs, such as financial statements and media sources, ratings releases and company meetings, as well as internal research. Dreyfus investment and credit professionals also utilize inputs and guidance from BNY's central Risk Management Department (the "Risk Department") as part of the investment process. These inputs and guidance focus primarily on concentration levels and market and credit risks and are based upon independent analysis done by the Risk Department relating to fundamental characteristics such as the sector, sovereign, tenor and rating of investments or potential investment. The Risk Department also may perform stress and scenario testing on various money market type portfolios advised by Dreyfus or BNY and its other affiliates, and provides various periodic and ad-hoc reporting to the investment and credit professionals at Dreyfus. In the event a security is removed from the "approved" credit list after being purchased by the fund, the fund is not required to sell that security.

Debt securities purchased and sold by a fund generally are traded on a net basis (i.e., without a commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a "spread." Other portfolio transactions may be executed through brokers acting as agents, which are typically paid a commission.

The Trading Desk generally has the authority to select brokers (for equity securities) or dealers (for fixed-income securities) and the commission rates or spreads to be paid. Allocation of brokerage transactions is made in the best judgment of the Trading Desk and in a manner deemed fair and reasonable. In choosing brokers or dealers, the Trading Desk evaluates the ability of the broker or dealer to execute the transaction at the best combination of price and quality of execution.

In general, brokers or dealers involved in the execution of portfolio transactions on behalf of a fund are selected on the basis of their professional capability and the value and quality of their services. The Trading Desk seeks to obtain best execution by choosing brokers or dealers to execute transactions based on a variety of factors, which may include, but are not limited to, the following: (i) price; (ii) liquidity; (iii) the nature and character of the relevant market for the security to be purchased or sold; (iv) the quality and efficiency of the broker's or dealer's execution; (v) the broker's or dealer's willingness to commit capital; (vi) the reliability of the broker or dealer in trade settlement and clearance; (vii) the level of counterparty risk (i.e., the broker's or dealer's financial condition); (viii) the commission rate or the spread; (ix) the value of research provided; (x) the availability of electronic trade entry and reporting links; and (xi) the size and type of order (e.g., foreign or domestic security, large block, illiquid security). In selecting brokers or dealers no factor is necessarily determinative; however, at various times and for

III-112

various reasons, certain factors will be more important than others in determining which broker or dealer to use. Seeking to obtain best execution for all trades takes precedence over all other considerations.

Investment decisions for one fund or account are made independently from those for other funds or accounts managed by the portfolio managers. Under the Trading Desk's procedures, portfolio managers and their corresponding Trading Desks may, but are not required to, seek to aggregate (or "bunch") orders that are placed or received concurrently for more than one fund or account, and available investments or opportunities for sales will be allocated equitably to each. In some cases, this policy may adversely affect the size of the position obtained or sold or the price paid or received by a fund. When transactions are aggregated, but it is not possible to receive the same price or execution on the entire volume of securities purchased or sold, the various prices may be averaged, and the fund will be charged or credited with the average price.

The portfolio managers will make investment decisions for the funds as they believe are in the best interests of the funds. Investment decisions made for a fund may differ from, and may conflict with, investment decisions made for other funds and accounts advised by BNYIA and its Affiliated Entities or a Sub-Adviser. Actions taken with respect to such other funds or accounts may adversely impact a fund, and actions taken by a fund may benefit BNYIA or its Affiliated Entities or a Sub-Adviser or other funds or accounts advised by BNYIA or an Affiliated Entity or Sub-Adviser. Funds and accounts managed by BNYIA, an Affiliated Entity or a Sub-Adviser may own significant positions in an issuer of securities which, depending on market conditions, may affect adversely the ability to dispose of some or all of such positions. Regulatory restrictions (including, but not limited to, those related to the aggregation of positions among other funds and accounts or those restricting trading while in possession of material non-public information, such as may be deemed to be received by a fund's portfolio manager by virtue of the portfolio manager's position or other relationship with a fund's portfolio company) and internal BNY policies, guidance or limitations (including, but not limited to, those related to the aggregation of positions among all fiduciary accounts managed or advised by BNY and all its affiliates (including BNYIA and its Affiliated Entities) and the aggregate exposure of such accounts) may restrict investment activities of the funds. While the allocation of investment opportunities among a fund and other funds and accounts advised by BNYIA and its Affiliated Entities may raise potential conflicts because of financial, investment or other interests of BNY or its personnel (or, with respect to a fund advised by a Sub-Adviser, the Sub-Adviser and its affiliates), the portfolio managers will make allocation decisions consistent with the interests of the fund and other funds and accounts and not solely based on such other interests.

Portfolio managers may deem it appropriate for one fund or account they manage to sell a security while another fund or account they manage is purchasing the same security. Under such circumstances, the portfolio managers may arrange to have the purchase and sale transactions effected directly between the funds and/or accounts ("cross transactions"). Cross transactions will be effected in accordance with procedures adopted pursuant to Rule 17a-7 under the 1940 Act.

BNYIA, an Affiliated Entity or a Sub-Adviser may buy for a fund securities of issuers in which other funds or accounts advised by BNYIA, the Affiliated Entity or the Sub-Adviser may have, or are making, an investment in the same issuer that are subordinate or senior to the securities purchased for the fund. For example, a fund may invest in debt securities of an issuer at the same time that other funds or accounts are investing, or currently have an investment, in equity securities of the same issuer. To the extent that the issuer experiences financial or operational challenges which may impact the price of its securities and its ability to meet its obligations, decisions by BNYIA, an Affiliated Entity or a Sub-Adviser relating to what actions are to be taken may raise conflicts of interests, and BNYIA, the Affiliated Entity or the Sub-Adviser, as applicable, may take actions for certain funds or accounts that have negative impacts on other funds or accounts.

Portfolio turnover may vary from year to year as well as within a year. In periods in which extraordinary market conditions prevail, portfolio managers will not be deterred from changing a fund's investment strategy as rapidly as needed, in which case higher turnover rates can be anticipated which would result in greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by the Trading Desk based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Higher portfolio turnover rates usually generate additional brokerage commissions and transaction costs, and any short-term gains realized from these transactions are taxable to shareholders as ordinary income.

III-113

To the extent that a fund invests in foreign securities, certain of such fund's transactions in those securities may not benefit from the negotiated commission rates available to funds for transactions in securities of domestic issuers. For funds that permit foreign exchange transactions, such transactions are made with banks or institutions in the interbank market at prices reflecting a mark-up or mark-down and/or commission.

BNYIA (and, where applicable, an Affiliated Entity or a Sub-Adviser) may utilize the services of an affiliate to effect certain client transactions when it determines that the use of such affiliate is consistent with its fiduciary obligations, including its obligation to obtain best execution, and the transactions are in the best interests of its clients. Procedures have been adopted in conformity with Rule 17e-1 under the 1940 Act to provide that all brokerage commissions paid by the funds to BNYIA (or, where applicable, an Affiliated Entity or a Sub-Adviser) are reasonable and fair.

For funds that invest in municipal securities, portfolio securities are purchased from and sold to parties acting as either principal or agent. Newly-issued securities ordinarily are purchased directly from the issuer or from an underwriter; other purchases and sales usually are placed with those dealers from which it appears that the best price or execution will be obtained. Usually no brokerage commissions as such are paid by a fund for such purchases and sales, although the price paid usually includes an undisclosed compensation to the dealer acting as agent. The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter and purchases of after-market securities from dealers ordinarily are executed at a price between the bid and asked price.

Soft Dollars

The term "soft dollars" is commonly understood to refer to arrangements where an investment adviser uses client (or fund) brokerage commissions to pay for research and brokerage services to be used by the investment adviser. Section 28(e) of the Exchange Act provides a "safe harbor" that permits investment advisers to enter into soft dollar arrangements if the investment adviser determines in good faith that the amount of the commission is reasonable in relation to the value of the brokerage and research services provided. Eligible products and services under Section 28(e) include those that provide lawful and appropriate assistance to the investment adviser in the performance of its investment decision-making responsibilities.

Subject to the policy of seeking best execution, the funds may execute transactions with brokerage firms that provide research services and products, as defined in Section 28(e). Any and all research products and services received in connection with brokerage commissions will be used to assist the applicable Affiliated Entity or Sub-Adviser in its investment decision-making responsibilities, as contemplated under Section 28(e). Under certain conditions, higher brokerage commissions may be paid in connection with certain transactions in return for research products and services.

The products and services provided under these arrangements permit the Trading Desk to supplement its own research and analysis activities, and provide it with information from individuals and research staff of many securities firms. Such services and products may include, but are not limited to, the following: fundamental research reports (which may discuss, among other things, the value of securities, or the advisability of investing in, purchasing or selling securities, or the availability of securities or the purchasers or sellers of securities, or issuers, industries, economic factors and trends, portfolio strategy and performance); current market data and news; statistical data; technical and portfolio analyses; economic forecasting and interest rate projections; and historical information on securities and companies. The Trading Desk also may use client brokerage commission arrangements to defray the costs of certain services and communication systems that facilitate trade execution (such as on-line quotation systems, direct data feeds from stock exchanges and on-line trading systems) or functions related thereto (such as clearance and settlement). Some of the research products or services received by the Trading Desk may have both a research function and a non-research or administrative function (a "mixed use"). If the Trading Desk determines that any research product or service has a mixed use, the Trading Desk will allocate in good faith the cost of such service or product accordingly. The portion of the product or service that the Trading Desk determines will assist it in the investment decision-making process may be paid for in soft dollars. The non-research portion is paid for by the Trading Desk in hard dollars.

The Trading Desk generally considers the amount and nature of research, execution and other services provided by brokerage firms, as well as the extent to which such services are relied on, and attempts to allocate a portion of the brokerage business of its clients on the basis of that consideration. Neither the services nor the amount of brokerage

III-114

given to a particular brokerage firm are made pursuant to any agreement or commitment with any of the selected firms that would bind the Trading Desk to compensate the selected brokerage firm for research provided. The Trading Desk endeavors, but is not legally obligated, to direct sufficient commissions to broker/dealers that have provided it with research and other services to ensure continued receipt of research the Trading Desk believes is useful. Actual commissions received by a brokerage firm may be more or less than the suggested allocations.

There may be no correlation between the amount of brokerage commissions generated by a particular fund or account and the indirect benefits received by that fund or client. The Affiliated Entity or Sub-Adviser may receive a benefit from the research services and products that is not passed on to a fund in the form of a direct monetary benefit. Further, research services and products may be useful to the Affiliated Entity or Sub-Adviser in providing investment advice to any of the funds or other accounts it advises. Information made available to the Affiliated Entity or Sub-Adviser from brokerage firms effecting securities transactions for another fund or account may be utilized on behalf of a fund. Thus, there may be no correlation between the amount of brokerage commissions generated by a particular fund and the indirect benefits received by that fund. Information so received is in addition to, and not in lieu of, services required to be performed by the Affiliated Entity or Sub-Adviser and fees are not reduced as a consequence of the receipt of such supplemental information. Although the receipt of such research services does not reduce the normal independent research activities of the Affiliated Entity or Sub-Adviser, it enables it to avoid the additional expenses that might otherwise be incurred if it were to attempt to develop comparable information through its own staff.

IPO Allocations

Certain funds may participate in IPOs. In deciding whether to purchase an IPO, a fund's portfolio manager(s) generally consider the capitalization characteristics of the security, as well as other characteristics of the security, and identifies funds and accounts with investment objectives and strategies consistent with such a purchase. Generally, as more IPOs involve small- and mid-cap companies, the funds and accounts with a small- and mid-cap focus may participate in more IPOs than funds and accounts with a large-cap focus. The Affiliated Entity or Sub-Adviser (as applicable), when consistent with the fund's and/or account's investment guidelines, generally will allocate shares of an IPO on a pro rata basis. In the case of "hot" IPOs, where the Affiliated Entity or Sub-Adviser only receives a partial allocation of the total amount requested, those shares will be distributed fairly and equitably among participating funds or accounts managed by the Affiliated Entity or Sub-Adviser. "Hot" IPOs raise special allocation concerns because opportunities to invest in such issues are limited as they are often oversubscribed. The distribution of the partial allocation among funds and/or accounts will be based on relative NAVs. Shares will be allocated on a pro rata basis to all appropriate funds and accounts, subject to a minimum allocation based on trading, custody and other associated costs. International hot IPOs may not be allocated on a pro rata basis due to transaction costs, market liquidity and other factors unique to international markets.

DISCLOSURE OF PORTFOLIO HOLDINGS

Policy

The funds have adopted policies and procedures with respect to the disclosure of fund portfolio holdings. It is the policy of each fund to protect the confidentiality of material, non-public information about the fund's portfolio holdings and prevent the selective disclosure of non-public information about the fund's portfolio holdings. Non-public information about a fund's portfolio holdings will not be distributed to persons not employed by BNYIA or its affiliates or the fund's Sub-Adviser(s) (or its or their accounting or administrative agent(s)), unless there is a legitimate business purpose for doing so and disclosure is made in accordance with the funds' policy. No fund or affiliate of a fund (as defined in the 1940 Act) may receive compensation or consideration of any type in connection with the disclosure of information about a fund's portfolio holdings.

Procedures for Disclosing Fund Portfolio Holdings

Portfolio holdings means the portfolio securities and similar instruments owned by a fund and may include related information about current or recent ("recent" being defined as the time between any public release and the next public release of a fund's portfolio holdings) trading strategies or details of portfolio management's expected or recent purchases and sales of particular securities or types of securities. Portfolio holdings can be identified not only by the specific name of the issue or issuer, but also, without limitation, by total shares or units owned, CUSIP

III-115

number, ticker symbol, coupon, maturity, and total values (acquisition or market) and include currency, derivative, synthetic, and cash positions in addition to stocks, bonds, and money market instruments. Portfolio holdings information excludes portfolio characteristics information as described below.

Public Disclosure of Fund Portfolio Holdings

Each fund, or its duly authorized service providers, shall publicly disclose the fund's portfolio holdings in accordance with applicable regulatory requirements, such as periodic portfolio holdings disclosure in Form N-CSR and Form N-PORT exhibit filings (for non-money market funds) and Form N-MFP (for money market funds), made with the SEC. Each non-money market fund (subject to the exceptions described below) shall disclose on the funds' public website (currently, at https://www.bny.com/investments/us/en/individual/products/lt.html#overview) the following:

(1) the fund's complete portfolio holdings (a) as of each calendar quarter-end, subject to a 15-day lag between the date of the portfolio holdings information and the date of website posting and (b) as of each other calendar month-end, subject to a one-month lag between the date of the portfolio holdings information and the date of website posting;

(2) the fund's top portfolio holdings (generally, top 10 portfolio holdings), as a percentage of net assets, on a calendar month-end basis, subject to a 10-day lag between the date of the fund's portfolio holdings information and the date of website posting; and

(3) from time to time, certain security-specific performance attribution data on a calendar month-end basis, subject to a 10-day lag between the date of the fund's portfolio holdings attribution information and the date of website posting (generally, attribution will be limited to the top five performance contributors and/or detractors).

Each non-money market fund's complete portfolio holdings will remain available on the website for a period of six months. Top portfolio holdings and portfolio holdings-based performance attribution data shall remain available on the website for varying periods up to six months, provided that complete portfolio holdings will remain until the filing of the fund's next Form N-CSR or exhibit to Form N-PORT covering the date of the portfolio holdings information.

Each of BNY Mellon Floating Rate Income Fund and BNY Mellon High Yield Fund will disclose its respective portfolio holdings as of each calendar month-end, subject to a one-month lag between the date of such fund's portfolio holdings information and the date of website posting.

Each money market fund discloses its complete portfolio holdings on the funds' public website (currently, at www.dreyfus.com) on each business day, as of the preceding business day. Each money market fund's month-end posting of its complete portfolio holdings shall remain available on the website for six months.

Ongoing Arrangements

Non-public information about a fund's portfolio holdings may be disclosed on a regular basis to the board and its counsel, outside legal counsel for the fund and service providers who generally need access to such information in the performance of their contractual duties and responsibilities to the fund, BNYIA or its affiliates or the Sub-Adviser(s), where each such person is subject to duties of confidentiality, including a duty not to share such information with an unauthorized person or trade on such information, imposed by law and/or contract. When required by applicable regulations, these arrangements shall be disclosed, including the identity of the person (or firm) receiving the information, in this SAI. Any "ongoing arrangement" to make available such information not identified above must be for a legitimate business purpose and the recipient of such information will be subject to a written confidentiality agreement, the terms of which will include trading restrictions (as described below) with respect to any non-public information. The approval of the funds' CCO must be obtained before entering into any new ongoing arrangement or materially altering any existing arrangement to make available portfolio holdings information.

III-116

At least annually, and except as to new ongoing arrangements with service providers, the fund's CCO will provide a list of all new ongoing arrangements to make available portfolio holdings information to the board for review.

Arrangements where the disclosure of portfolio holdings information (or any subset thereof) occurs at least one day after the time at which such portfolio holdings information has been publicly disclosed are not subject to the above requirements.

Press Interviews, Broker Discussions, etc.

Portfolio managers and other senior officers or spokespersons of the funds may disclose or confirm the ownership of portfolio holdings to reporters, brokers, shareholders, consultants or other interested persons only if such information has been previously publicly disclosed in accordance with the funds' policy. For example, a portfolio manager discussing a particular fund may indicate that he or she likes and/or owns for the fund a security only if the fund's ownership of such security has previously been publicly disclosed a provided herein (and the statement is otherwise accurate and not misleading).

Confidential Dissemination of Portfolio Holdings

There are numerous mutual fund evaluation services such as Standard & Poor's, Morningstar, and Thomson Reuters Lipper, and due diligence departments of financial intermediaries, such as broker-dealers and wirehouses, that regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes including style, capitalization, maturity, yield, beta, etc. These services and departments may then distribute the results of their analysis to the public, paid subscribers and/or in-house among brokers, for example. In order to facilitate the review of the funds by these services and departments, the funds may distribute (or authorize their service providers to distribute) portfolio holdings to such services and departments before their public disclosure is required or authorized as discussed above, provided that:

(1) the recipient does not distribute some or all of the portfolio holdings to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling shares of the funds before the portfolio holdings become public information as discussed above; and

(2) the recipient signs a written confidentiality agreement (as discussed below). Persons and entities unwilling to execute a confidentiality agreement may only receive portfolio holdings information that has otherwise been publicly disclosed in accordance with the funds' policy.

The CCO may approve "other instances" where portfolio holdings information can be provided to a third party where there is a legitimate business purpose and the above two conditions are met. The fund will disclose such other instances, including the identity of the person or firm receiving the portfolio holdings information, in this SAI as required under applicable regulations.

At least annually, the CCO will provide a list of all new "other instances" of making available portfolio holdings information to the board for review.

Arrangements where the disclosure of portfolio holdings information occurs at least one day after the time at which portfolio holdings have been publicly disclosed are not subject to the above requirements.

Disclosure of Portfolio Holdings to Employees

Non-public information concerning a fund's portfolio holdings may be disclosed to persons employed by the fund, BNYIA, the Distributor, or investment advisory affiliates of BNYIA that provide services to the fund for legitimate business purposes. All such recipients of portfolio holdings information shall be subject to a code of ethics and a code of conduct that prohibit disclosing, and trading on, material, non-public information.

Procedures for Disclosing Fund Portfolio Characteristics

Portfolio characteristics means aggregated, statistical-type information that does not identify, directly or indirectly, specific portfolio holdings or subsets of holdings (such as top 10 portfolio holdings). Portfolio characteristics include, but are not limited to, (1) descriptions of allocations by asset class, sector, industry, or credit quality; (2)

III-117

performance- and risk-related statistics such as alpha, beta, r-squared, Sharpe ratio, and standard deviation; (3) descriptive portfolio-level statistics such as maturity, duration, P/E ratio, and median market capitalization; and (4) non-security specific attribution analyses, such as those based on asset class, sector, industry, or country performance.

Public Disclosure of the Portfolio Characteristics of a Fund

Portfolio characteristics may be made available and distributed if the availability of such information is disclosed in this SAI and the distribution of such information is otherwise in accordance with the general principles of the funds' policy. Such information, if provided to anyone, shall be made available to any person upon request.

Information Deemed Not to be Portfolio Holdings Information

Other information with respect to a fund may be deemed not to be portfolio holdings information, and may be disclosed without restriction, if, in the reasonable belief of the CCO, the release of such information would not present risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading with respect to the fund.

Trading Desk and Research Reports

The trading desks periodically may distribute to counterparties and others involved in trade transactions (i.e., brokers and custodians), lists of applicable investments held by their clients (including the funds) for the purpose of facilitating efficient trading of such investments and receipt of relevant research. In addition, such trading desks may distribute to third parties, a list of the issuers and securities which are covered by their respective research departments as of a particular date, which may include securities that are held by a fund as of that date and/or securities that a fund may purchase or sell in the future; however, in no case will the list specifically identify that a particular issuer or security is currently held by a fund or that a fund may purchase or sell an issuer or security in the future.

Confidentiality Agreements

Pursuant to the funds' policy, the disclosure of non-public information concerning a fund's portfolio holdings may be made to a limited group of third parties, so long as the third party has signed a written confidentiality agreement. For purposes of the funds' policy, the confidentiality agreement must be in form and substance approved by the CCO. Subject to such modifications as the CCO believes reasonable and consistent with reasonably protecting the confidentiality of a fund's portfolio holdings information, such confidentiality agreement generally will provide that:

(1) portfolio holdings information is the confidential property of the fund and may not be shared or used, directly or indirectly, for any purpose except as expressly provided in the confidentiality agreement;

(2) the recipient of portfolio holdings information agrees to limit access to such information to its employees (and agents) who, on a need to know basis, are (i) authorized to have access to the portfolio holdings and (ii) subject to confidentiality obligations, including duties not to trade on non-public information, no less restrictive than the confidentiality obligations contained in the confidentiality agreement;

(3) upon written request, the recipient agrees to promptly return, delete, or destroy, as directed, copies of the portfolio holdings information; and

(4) portfolio holdings information may be deemed to no longer be confidential if (i) it is already known to the recipient prior to disclosure by the fund (or service provider), (ii) it becomes publicly known without breach of the confidentiality agreement by the recipient, (iii) it is received from a third party and, to the knowledge of the recipient, the disclosure by such third party is not a breach of any agreement to which such third party is subject, or (iv) it is authorized by the fund or its duly authorized agents to be disclosed.

Additional Restrictions

The board or the CCO may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio holdings or portfolio characteristics beyond those provided in the funds' policy.

III-118

Waivers of Restrictions

The funds' policy will not be waived, or exceptions be made, without the written consent of the CCO. Waivers or exceptions from the funds' policy shall be reported quarterly to the board.

Disclosures Required by Law

Nothing contained in the funds' policy is intended to prevent the disclosure of portfolio holdings information as may be required by applicable laws and regulations. For example, the funds or any of their affiliates or service providers may file any report required by applicable law, respond to requests from regulators, and comply with valid subpoenas.

Reporting of Violations

Each violation of the funds' policy must be reported to the CCO. If the CCO, in the exercise of the CCO's duties, deems that such violation constitutes a "material compliance matter" within the meaning of Rule 38a-1 under the 1940 Act, the CCO will report the violation to the board, as required by Rule 38a-1.

SUMMARY OF THE PROXY VOTING POLICY AND PROCEDURES OF THE BNY MELLON FAMILY OF FUNDS

The boards of the funds have adopted the following procedures with respect to proxy voting by the funds.

Delegation of Proxy Voting Responsibility and Adoption of Proxy Voting Procedures

The boards have delegated the authority to vote proxies of companies held in a fund's portfolio to either BNYIA or the fund's Sub-Adviser, except for (i) proxies of certain BHCs for which the boards have delegated to Fiduciary Counselors, Inc. ("FCI") the sole authority to vote proxies of Designated BHCs for certain funds as described below. In addition, for each fund, the board has adopted proxy voting procedures pursuant to which proxies of companies held in a fund's portfolio will be voted. The proxy voting policies and procedures adopted for a fund are those of (i) the Primary Employer, (ii) the Sub-Adviser and/or (iii) Wealth Management (collectively, "Firms"), as described below.

Funds	Entity with Discretionary Proxy Voting Responsibility	Firm Proxy Voting Procedures Adopted
Directly-Advised Funds	BNYIA	Primary Employer
Multi-Manager Funds	BNYIA	Wealth Management
Sub-Advised Funds	Sub-Adviser	Sub-Adviser

Bank Controlled Funds (as defined below) do not delegate voting to FCI as described herein.

Voting Proxies of Designated BHCs

BNY is subject to the requirements of the Bank Holding Company Act of 1956, as amended (the "BHCA").  Among other things, the BHCA prohibits BNY, funds that BNY "controls" by virtue of share ownership ("Bank Controlled Funds"), and any fund or other investment account over which BNY exercises sole voting discretion (collectively, the "BNY Entities"), in the aggregate, from owning or controlling or holding sole voting discretion with respect to 5% or more of any class of voting stock of any BHC without the prior approval of the Board of Governors of the Federal Reserve System (the "BHCA Rules").

For all funds except Bank Controlled Funds, the board has delegated to FCI the sole authority to vote proxies of BHCs for which one or more funds or other investment accounts over which BNY Entities, in the aggregate, exercise sole voting discretion with respect to 5% or more of any class of voting stock of the BHC (collectively, the "Designated BHCs").  Because FCI has sole voting authority over voting securities issued by the Designated BHCs,

III-119

the holdings of such securities by the funds (other than Bank Controlled Funds) are excluded from the 5% aggregate computation under the BHCA Rules and the Funds (other than Bank Controlled Funds) are permitted to purchase and hold securities of BHCs without limits imposed by the BHCA.  (Voting securities of BHCs held by Funds that are Bank Controlled Funds, however, continue to be aggregated with the holdings of other BNY Entities because of BNY's share ownership in those funds.)  An issuer that is a BHC will be identified as a Designated BHC (and voting authority over its voting securities will be delegated to FCI) when BNY Entities in the aggregate own, control or hold sole voting discretion with respect to approximately 4.9% of any class of voting securities issued by the BHC.  If such aggregate level of ownership, control or voting discretion decreases to approximately 3%, the issuer will no longer be considered a Designated BHC and either BNYIA or the fund's Sub-Adviser (as appropriate) will be redelegated sole voting authority over the BHC's voting securities held by a fund.  BNY's Global Holdings Reporting Group is primarily responsible for monitoring (i) investments in BHCs for compliance with the 5% ownership limit under the BHCA Rules and (ii) the determination of the application of the delegation to FCI, and reappointment of either BNYIA or the fund's Sub-Adviser (as appropriate), with respect to voting authority over Designated BHC securities.

Proxy Voting Operations

The funds have engaged ISS as their proxy voting agent to administer the ministerial, non-discretionary elements of proxy voting and reporting. Each fund for which ISS provides proxy voting and related services bears an equal share of ISS's fees in connection with the provision of such services.

Voting Shares of Certain Registered Investment Companies

Under certain circumstances, when a fund owns shares of another registered investment company (an "Acquired Fund"), the fund may be required by the 1940 Act or the rules thereunder, or exemptive relief from the 1940 Act and/or the rules thereunder, to vote such Acquired Fund shares in a certain manner, such as voting the Acquired Fund shares in the same proportion as the vote of all other shareholders of such Acquired Fund.

Securities on Loan

Certain funds may participate in a securities lending program to generate income for their portfolio. Generally, the voting rights pass with the securities on loan and any securities on loan as of a record date cannot be voted by the fund. In certain circumstances, BNYIA may seek to recall a security on loan before a record date in order to cast a vote (for example, if a fund's Sub-Adviser determines, based on the information available at the time, that there is a material proxy event that could effect the value of the loaned security and recalling the security for voting purposes would be in the best interest of the fund). However, BNYIA anticipates that, in most cases, the potential income a fund may derive from a loaned security would outweigh the benefit the fund could receive from voting the security. In addition, the ability to timely recall securities on loan is not entirely within the control of BNYIA or a fund's Sub-Adviser. Under certain circumstances, the recall of securities in time for such securities to be voted may not be possible due to applicable proxy voting record dates occurring before the proxy statements are released or other administrative considerations.

Policies and Procedures; Oversight

The CCO is responsible for confirming that the Firms have adopted and implemented written policies and procedures that are reasonably designed to ensure that the funds' proxies are voted in the best interests of the funds. In addition, the adequacy of such policies and procedures are reviewed at least annually, and proxy voting for the funds is monitored to ensure compliance with the Firms' procedures, as applicable, such as by sampling votes cast for the funds, including routine proposals as well as those that require more analysis, to determine whether they complied with the applicable Firm's Proxy Voting Procedures.

Oversight of FCI for Voting Proxies for Designated BHC Securities. For FCI's voting activities in respect of proxies for securities of the Designated BHCs, BNYIA, through its legal, operational and administrative support groups, as well as certain BNY vendor review groups and engaged external consulting firms, shall provide ongoing oversight of FCI in order to ensure that FCI continues to vote proxies in the best interests of the funds and shall establish and implement measures reasonably designed to identify and address any conflicts involving FCI that can arise on an

III-120

ongoing basis by requiring FCI to provide updates regarding any changes to its business, including with respect to capacity and competency to provide proxy voting advice, or its conflict policies and procedures.

Review of Proxy Voting

BNYIA reports annually to the boards on the funds' proxy voting, including information regarding: (1) proxy voting proposals that were voted; (2) proxy voting proposals that were voted against the management company's recommended vote, but in accordance with the applicable proxy voting guidelines; and (3) proxy voting proposals that were not voted, including the reasons the proxy voting proposals were not voted.

Availability of Fund Proxy Voting Records

Pursuant to Rule 30b1-4 under the 1940 Act, the funds are required to file their complete proxy voting record with the SEC on Form N-PX not later than August 31st of each year for the most recent twelve-month period ended June 30th. In addition, this information is available, by August 31st of each year, at www.bny.com/investments, on the SEC's website at http://www.sec.gov, and without charge, upon request, by calling 1-800-373-9387 (inside the U.S. only). The funds have delegated the responsibility for gathering this information, filing Form N-PX and posting voting information to the website to BNYIA, with the assistance of ISS.

Summaries of each Firm's Proxy Voting Policies can be found in Appendix A.

III-121

ADDITIONAL INFORMATION ABOUT THE FUNDS' STRUCTURE; FUND SHARES AND VOTING RIGHTS

Massachusetts Business Trusts

If a fund is a series of a fund company organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts, shareholders of the fund could, under certain circumstances, be held personally liable for the obligations of the fund. However, the fund company's Agreement and Declaration of Trust (the "Trust Agreement") disclaims shareholder liability for acts or obligations of the fund company and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the fund company or a board member. The Trust Agreement provides for indemnification from a fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by a fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the fund. The fund companies intend to conduct their operations in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of a fund.

Fund Shares and Voting Rights

Fund shares have equal rights as to dividends and in liquidation. Shares have no preemptive, subscription rights or, except as described in the prospectus or this SAI, conversion rights and are freely transferable. Each fund share has one vote and, when issued and paid for in accordance with the terms of its offering, is fully paid and non-assessable.

Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for a fund to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of board members or the appointment of an independent registered public accounting firm. However, for a fund that is organized as a Massachusetts business trust or a series of a Massachusetts business trust, the holders of at least 30% of shares outstanding and entitled to vote may require a special meeting of shareholders to be held, including for purposes of removing a board member from office. For a fund that is organized as a Maryland corporation or a series of a Maryland corporation, the holders of shares entitled to at least a majority of all the votes entitled to be cast at a special meeting of shareholders may require such a meeting to be held, including for purposes of removing a board member from office. In addition, the board will call a meeting of shareholders for the purpose of electing board members if, at any time, less than a majority of the board members then holding office have been elected by shareholders.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series, if any, affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. Rule 18f-2 exempts the selection of the independent registered public accounting firm and the election of board members from the separate voting requirements of the rule.

III-122

GLOSSARY

Term	Meaning
12b-1 Plan	A Plan adopted pursuant to Rule 12b-1 under the 1940 Act
1940 Act	Investment Company Act of 1940, as amended
ACH	Automated Clearing House
Acquired Fund	Former series of The Bear Stearns Funds
ADRs	American Depositary Receipts and American Depositary Shares
Adviser	BNYIA and/or one or more Sub-Advisers, as applicable to the relevant fund or funds
Advisers Act	Investment Advisers Act of 1940, as amended
Affiliated Broker	A broker that is (1) an affiliate of a fund, or an affiliated person of such person or (2) an affiliated person of which is an affiliated person of a fund, its Adviser or the Distributor
Affiliated Entity	An affiliate of BNYIA that, along with BNYIA, employs fund portfolio managers who are dual employees of BNYIA and such affiliate
AMT	Federal alternative minimum tax
Authorized Entity

A bank, broker-dealer, financial adviser or Retirement Plan that has entered into an agreement with the Distributor to receive orders to buy and sell fund shares by the close of trading on the NYSE and transmit such orders to the Distributor or its designee in accordance with the agreement with the Distributor

BHC	Certain U.S. bank holding companies, savings and loan holding companies, insured depository institutions and companies that control an insured depository institution
BNYIA	BNY Mellon Investment Adviser, Inc.

BNY Dreyfus Government Fund	BNY Dreyfus Government Cash Management, a money market fund advised by BNYIA into which certain fund shares may be exchanged

BNY Hamilton Funds	The BNY Hamilton Funds, Inc.
BNY

The Bank of New York Mellon Corporation; BNY is the corporate brand of The Bank of New York Mellon Corporation and may be used to reference the corporation as a whole and/or its various subsidiaries generally

BOLD®	An acronym for Black Opportunity for Learning and Development
BSP	BSP NY LLC (formerly, Alcentra NY, LLC)
Cash Investment Strategies	The predecessor of Dreyfus, a division of BNYIA

Cash Management Funds	BNY Dreyfus Government Cash Management, BNY Dreyfus Government Securities Cash Management, BNY Dreyfus Treasury Obligations Cash Management and BNY Dreyfus Treasury Securities Cash Management

CCO	Chief Compliance Officer; except for references to the CCO in Appendix A, "CCO" refers to the funds' CCO
CDSC	Contingent deferred sales charge

III-123

Term	Meaning
CEA	Commodities Exchange Act
CenterSquare	CenterSquare Investment Management LLC
CEO	Chief Executive Officer
CFTC	Commodity Futures Trading Commission
Citizens	Citizens Financial Group, Inc. and its affiliates
Code	Internal Revenue Code of 1986, as amended
CPO	Commodity pool operator
CPO Funds	BNY Mellon Global Real Return Fund
Custodian	The Bank of New York Mellon
Designated BHCs	BHCs which one or more Funds or other investment accounts over which BNY, in the aggregate, exercises sole voting discretion with respect to 5% or more of any class of voting stock of the BHC
Directly-Advised Funds	Funds advised by BNYIA that do not use any Sub-Advisers
Distributor	BNY Mellon Securities Corporation
Dodd-Frank Act	Dodd-Frank Wall Street Reform and Consumer Protection Act
Dreyfus	Dreyfus, a division of Mellon Investments Corporation
Dreyfus Corp.	The Dreyfus Corporation, the predecessor company of BNYIA

EDRs	European Depositary Receipts
Effective Date	March 13, 2012
Eligible Shares	Shares of a Multi-Class Fund or shares of other funds advised by BNYIA that are subject to a front-end sales load or a CDSC, or shares acquired by a previous exchange of such shares
ERISA	Employee Retirement Income Security Act of 1974, as amended
ETFs	Exchange-traded funds
ETNs	Exchange-traded notes

Exchange Account

A special account in Wealth shares of the BNY Dreyfus Government Fund created solely for the purpose of purchasing shares by exchange from Class A or Class C shares of a Multi-Class Fund that are subject to a CDSC

Exchange Act	Securities Exchange Act of 1934, as amended
FDIC	Federal Deposit Insurance Corporation
Federal Funds	Monies of member banks within the Federal Reserve System which are held on deposit at a Federal Reserve Bank
FINRA	Financial Industry Regulatory Authority
Fitch	Fitch Ratings, Inc.
FNMA	Federal National Mortgage Association
GDRs	Global Depositary Receipts
Ginnie Maes	GNMA Mortgage Pass-Through Certificates
Glass Lewis	Glass Lewis & Co.
GNMA	Government National Mortgage Association

III-124

Term	Meaning

Government MMFs

BNY Dreyfus Government Cash Management, BNY Dreyfus Government Securities Cash Management, BNY Dreyfus Institutional Preferred Government Money Market Fund, BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, BNY Dreyfus Institutional Preferred Treasury Securities Money Market Fund, BNY Dreyfus Institutional Preferred Treasury Obligations Fund, BNY Dreyfus Treasury Obligations Cash Management, BNY Dreyfus Treasury and Agency Liquidity Money Market Fund, BNY Dreyfus Treasury Securities Cash Management, and BNY Dreyfus Stablecoin Reserves Fund

In-Kind Redemption	Distribution to a redeeming fund shareholder of redemption proceeds in whole or in part in securities or other assets of the fund
Independent Board Member	A board member who is not an "interested person" (as defined in the 1940 Act) of the relevant fund
Index	The benchmark index of an Index Fund
Index Funds	BNY Mellon International Stock Index Fund, BNY Mellon Midcap Index Fund, Inc., BNY Mellon S&P 500 Index Fund and BNY Mellon Smallcap Stock Index Fund
Index Manager	MIC
INA	Insight North America LLC

Institutional Preferred Funds

BNY Dreyfus Institutional Preferred Government Money Market Fund, BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, BNY Dreyfus Institutional Preferred Treasury Securities Money Market Fund and BNY Dreyfus Institutional Preferred Treasury Obligations Fund

Interested Board Member	A board member who is considered to be an "interested person" (as defined in the 1940 Act) of the relevant fund

Institutional Liquidity Funds	BNY Dreyfus Treasury and Agency Liquidity Money Market Fund and BNY Dreyfus Stablecoin Reserves Fund

IPO	Initial public offering
IRAs

Individual retirement accounts (including, without limitation, traditional IRAs, Roth IRAs, Coverdell Education Savings Accounts, IRA "Rollover Accounts" or IRAs set up under Simplified Employee Pension Plans (SEP-IRAs), Salary Reduction Simplified Employee Pension Plans (SARSEPs) or Savings Incentive Match Plans for Employees (SIMPLE IRAs))

IRS	Internal Revenue Service
ISS	Institutional Shareholder Services Inc.
Lending Agent	The Bank of New York Mellon
LIBOR

London Interbank Offered Rate, which is the average interest rate at which a selection of large global banks borrow from one another, and has been widely used as a benchmark rate for adjustments to floating and variable rate obligations

MIC	Mellon Investments Corporation
MLP	Master limited partnership
Moody's	Moody's Investors Service, Inc.

III-125

Term	Meaning
Multi-Class Fund	A fund that issues multiple classes of shares, one or more of which is subject to a sales load
Multi-Manager Funds	Funds whose assets are allocated solely among multiple, unaffiliated Sub-Advisers
Municipal Bonds Municipal Obligations

Debt obligations or other securities issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, including cities, counties, municipalities, municipal agencies and regional districts, or multi-state agencies or authorities, and certain other specified securities, the interest from which is, in the opinion of bond counsel to the issuer, exempt from federal personal income tax

Nasdaq	Nasdaq, Inc.
NAV	Net asset value
Newton	NIM and NIMNA
NIM	Newton Investment Management Limited
NIMNA	Newton Investment Management North America, LLC
NFA	National Futures Association
NYSE	New York Stock Exchange
Old Class T shares	Class T shares offered by certain funds prior to February 4, 2009
Plans	Distribution Plans, Service Plans, Shareholder Services Plans and Administrative Services Plans, if any, as described in Part II of this SAI
Primary Employer	Primary employer of a fund's portfolio managers
Purchaser

An individual and/or spouse purchasing securities for his, her or their own account or for the account of any minor children, or a trustee or other fiduciary purchasing securities for a single trust estate or a single fiduciary account although more than one beneficiary is involved; or a group of accounts established by or on behalf of the employees of an employer or affiliated employers pursuant to a Retirement Plan

Rating Agencies	S&P Global Ratings, Moody's, Fitch and, with respect to money market funds, Morningstar DBRS
REIT	Real estate investment trust
REMIC	Real estate mortgage investment conduit
Retirement Plans

Qualified or non-qualified employee benefit plans, such as 401(k), 403(b)(7), Keogh, pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, sole proprietorships, non-profit entities, trade or labor unions, or state and local governments, but not including IRAs

Retail MMF	BNY Dreyfus Money Market Fund

RIC	Regulated investment company, as defined in the Code
S&P Global Ratings	A division of S&P Global Inc.
Sarofim & Co.	Fayez Sarofim & Co., LLC
SEC	Securities and Exchange Commission
Securities Act	Securities Act of 1933, as amended
Service Agents	Certain financial intermediaries (which may include banks), securities dealers and other industry professionals that have entered into an agreement with the Distributor

III-126

Term	Meaning
SOFR

Secured Overnight Funding Rate, which is a measure of the cost of borrowing cash overnight, collateralized by U.S. Treasury securities, and is based on directly observable U.S. Treasury-backed repurchase transactions

State Municipal Bonds

Municipal Bonds of the state after which the relevant fund is named that provide income exempt from federal and such state's personal income taxes (also referred to as "New York Municipal Bonds," "New Jersey Municipal Bonds," etc., depending on the state in the name of the relevant fund); New York Municipal Bonds also are exempt from New York City personal income taxes

State Municipal Funds	A fund that normally invests at least 80% of its net assets, plus borrowings for investment purposes, in State Municipal Bonds or State Municipal Obligations
State Municipal Obligations

Municipal Obligations of the state after which the relevant fund is named, and the state's political subdivisions, authorities and corporations, and certain other specified securities, that provide income exempt from federal and such state's personal income taxes (also referred to as "New York Municipal Obligations," "New Jersey Municipal Obligations," etc., depending on the state in the name of the relevant fund); New York Municipal Obligations also are exempt from New York City personal income taxes

Sub-Adviser	A fund's sub-investment adviser, if any, as described in the prospectus; certain funds have more than one Sub-Adviser
Sub-Advised Funds	Funds that use a Sub-Adviser, unless such Fund is a Multi-Manager Fund or a Multi-Strategy Fund
Subsidiary

For BNY Mellon Global Real Return Fund: GRR Commodity Fund Ltd., a company (1) organized under the laws of the Cayman Islands, (2) whose registered office is located at Maples Corporate Services Limited, P.O. Box 309, Ugland House, Grand Cayman, KY1-1104, Cayman Islands, and (3) which is wholly-owned and controlled by BNY Mellon Global Real Return Fund.

Sustainable Funds	BNY Mellon Sustainable U.S. Equity Fund, Inc.
TIPS	Treasury Inflation-Protection Securities
Transfer Agent	BNY Mellon Transfer, Inc.
Treasury	U.S. Department of the Treasury
USA PATRIOT Act	Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001
Valuation Designee	BNYIA
Walter Scott	Walter Scott & Partners Limited
Wealth Management	BNY Wealth

III-127

Term	Meaning
Weekly Liquid Assets

(i) Cash; (ii) direct obligations of the U.S. government; (iii)  securities issued by U.S. government agencies at a discount and have a remaining maturity of 60 days or less; (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days; and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities

III-128

APPENDIX A

PROXY VOTING POLICIES AND PROCEDURES OF FIRMS DELEGATED FUND PROXY VOTING AUTHORITY

BSP NY LLC, formerly Alcentra NY, LLC ("BSP")

A.  Introduction/General Principles

In accordance with the Firm's fiduciary duty to vote proxies and consents and otherwise make determinations in the best interests of the Firm's Clients, including but not limited to Rule 206(4)-6 under the Advisers Act, the overriding principle of the Firm's proxy and/or other voting (and similar actions and determinations) is to maximize the financial interests of its Clients. For avoidance of doubt, these Proxy Voting and Other Voting or Consent/ Action Policies and Procedures applies to any proxy and any other shareholder or beneficial owner vote, consent, action or similar determination, including a vote, consent or action with respect to a private company that does not involve a public proxy and certain consents or other actions relating to debt or other instruments, such as waivers of covenant breaches or amendments to governing documents (all of which are referred to herein as "Voting, Consent and/or Action Matters").

It is the policy of the Firm in Voting, Consent and/or Action Matters to consider and vote or otherwise act with respect to each proposal with the objective of maximizing investment returns for Clients on a Client-by-Client basis. These guidelines address a broad range of issues, including, for example, board size and composition, executive compensation, anti-takeover proposals, capital structure proposals and social responsibility issues and are meant to be general voting, consent and action parameters on issues that arise most frequently. The Firm may, however, vote, consent and/or act in a manner that is contrary to the following general guidelines if it believes that it would be in Clients' best interest to do so, and the Firm makes such determination on a Client-by-Client basis.

The Chief Compliance Officer has the responsibility to administer these Proxy Voting and Other Voting or Consent/Action Policies and Procedures and to monitor Voting, Consent and/or Action Matters for any conflicts of interest, regardless of whether they are actual or perceived. For example, the Firm or its Supervised Persons may take positions outside of the Clients through one or more proprietary accounts or funds or personal accounts and, therefore, situations may arise where there would be a conflict between maximizing investment returns for one or more Clients and the Firm's or a Supervised Person's interests. In addition, Clients may invest in different layers of the capital structure of a portfolio company, issuer or borrower (for example, a certain Client

(i) may own debt of a portfolio company, issuer or borrower while another Client may own equity in the same portfolio company, issuer or borrower, (ii) may own debt of a portfolio company, issuer or borrower while another Client may own a different tranche or other class or issue of debt of the same portfolio company, issuer or borrower, and/or (iii) may own equity of a portfolio company, issuer or borrower while another Client may own a different equity security of the same portfolio company, issuer or borrower). Furthermore, a Client may participate in debt originated to finance the acquisition by other Clients of an equity or other interest in an issuer or borrower. To the extent a work out, reorganization or other major corporate event occurs with respect to any such portfolio company, issuer or borrower, conflicts may exist between or among the Clients invested in such portfolio company, issuer or borrower.

All Voting, Consent and/or Action Matters will require a mandatory conflicts of interest review by the Chief Compliance Officer in accordance with these Proxy Voting and Other Voting or Consent/Action Policies and Procedures, which will include consideration of whether (i) the Firm, (ii) any investment professional or other person within the Firm recommending how to vote, (iii) only one Client or multiple Clients of the Firm, and/or (iv) the Firm's affiliates and their clients has an interest in the Voting, Consent and/or Action Matters that may present a conflict of interest. As noted above, in all such cases, maximizing investment returns for Clients on a Client-by-Client basis is paramount. As such, the Firm may cast different votes or consents or otherwise act in a different manner on behalf of different Clients with respect to the same portfolio company, issuer or borrower.

The Portfolio Manager responsible for any Voting, Consent and/or Action Matter will be responsible for notifying the Chief Compliance Officer in advance of any vote, consent and/or action in a timely manner and must receive advance approval from the Chief Compliance Officer before voting, consenting and/or acting with respect to any such Voting, Consent and/or Action Matter. If at any time any investment professional becomes aware of any potential or actual conflict of interest or perceived conflict of interest regarding any particular Voting, Consent and/or Action Matter, he or she should contact the Chief Compliance Officer. If any investment professional is pressured or lobbied either from within or outside of the Firm with respect to any particular Voting, Consent and/or Action Matters, he or she should contact the Chief Compliance Officer.

If the Chief Compliance Officer determines that an actual or perceived conflict of interest may exist, he shall notify the Chief Operating Officer who will review and evaluate the Voting, Consent and/or Action Matters proposal and the circumstances surrounding the conflict to determine the vote, consent or action, which will be in the best interest of the Clients, in each case on a Client-by-Client basis. In addition, where the Chief Operating Officer deems appropriate, the Firm may utilize (i) separate deal teams, separate outside counsel and other information barriers, internal screens and ethical walls to protect the interests of each Client and (ii) unaffiliated third parties (including without limitation advisory committees and/or independent directors) to help resolve conflicts and/or approve of the Voting, Consent and/or Action Matter. Subject to the organizational and offerings documents of any given Client, the Chief Operating Officer shall have the power to retain independent fiduciaries, consultants, or professionals to assist with Voting, Consent and/or Action Matters and/or to delegate voting, consent or action powers to such fiduciaries, consultants or professionals.

If the Chief Compliance Officer determines that an actual or perceived conflict of interest may exist between maximizing investment returns for one or more Clients and the Firm's or a Supervised Person's interests, the Firm or its Supervised Persons will vote, consent or act with respect to securities or other instruments held in a proprietary account or fund or in a personal account in the best interests of the Clients on a Client-by-Client basis or otherwise abstain from voting, consenting or acting in a manner that is contrary to the best interests of the Clients on a Client-by-Client basis with respect to such securities or other instruments.

In addition, the Firm will maintain all Voting, Consent and/or Action Matters records as described further below. The Firm's Proxy Voting and Other Voting or Consent/Action Policies and Procedures will be reviewed and, as necessary, updated periodically by the Chief Compliance Officer to address new or revised voting, consent or action issues.

Please note that although the Voting, Consent and/or Action Matters process (particularly with respect to proxy voting) is well established in the U.S., Voting, Consent and/or Action Matters with respect to foreign companies may involve a number of logistical problems that have a detrimental effect on the Firm's ability to vote, consent or act. The logistical problems include language barriers, untimely or inadequate notice of shareholder meetings, restrictions on a foreigner's ability to exercise votes, and requirements to vote, consent or act in person. Such Voting, Consent and/or Action Matters are handled on a best-efforts basis given the above logistical problems.

The Firm will make copies of these Proxy Voting and Other Voting or Consent/Action Policies and Procedures available upon request to Clients and, when the Client is a Fund, to the investors in that Fund.

Supervised Persons who receive a Voting, Consent and/or Action Matters proposal will consult with the Portfolio Manager responsible for the investment in the security or other instrument to which the Voting, Consent and/or Action Matters proposal relates or as otherwise directed by the Chief Compliance Officer. The Portfolio Manager is responsible for making sure the Voting, Consent and/or Action Matters is acted upon in a timely manner (including without limitation an affirmative decision to abstain from voting, consenting or acting).

Subject to potential exceptions applicable to Voting, Consent, and/or Action Matters involving the securities of ERISA Clients, the Portfolio Manager is not required to vote, consent or act with respect to a Voting, Consent and/or Action Matter if the cost of voting, consenting or acting due to special translation, delivery or other facts and circumstances would outweigh the benefit of voting, consenting or acting for one or more Clients. The Portfolio Manager is also not required to vote, consent or act with respect to a Voting, Consent and/or Action Matter if the Portfolio Manager believes the proposal is not adverse to the best interest of any Clients, or, if adverse, the outcome of the Voting, Consent and/or Action Matter is not in doubt. Notwithstanding the foregoing, the decision not to exercise voting power over certain Voting, Consent, and/or Action matters may be reportable on Form N-PX.

Any questions with regard to voting, consenting or acting (or abstaining from voting, consenting or acting) with respect to Voting, Consent and/or Action Matters should be referred to the Chief Compliance Officer.

B.  Guidelines

The following represents a guideline for each of the principal policy issues:

1.  Routine Proposals

Routine proposals include such issues as the approval of auditors, and election of directors. Generally, these proposals will be voted consistent with the recommendation of management. As a matter of policy, it is the Firm's intention to hold corporate officers accountable for actions, either on the basis of specific actions taken as an individual, or as part of a committee, that conflict with the goal of maximizing shareholder value.

2.  Non-Routine Proposals

Non-routine proposals include issues that could have a long-term impact on the way a corporation or other entity handles certain matters. Examples of these proposals include (a) restructuring efforts, (b) changes to the number of directors, (c) name changes, (d) mergers & acquisitions (or equivalent actions,) and (e) changes in the issuance of common or preferred stock, stock options plans, etc. Again, these proposals will be analyzed with a goal of maximizing shareholder value and the interests of the Firm's Clients on a Client-by-Client basis.

3. Corporate Governance Proposal

This category includes poison pills, golden parachutes, cumulative voting, classified boards, limitations of officer and director liabilities, etc. Generally speaking, these are issues proposed by an entrenched management looking to maximize their own best interests at the expense of shareholders at large. As such, these proposals will usually generate negative responses from the Firm.

4. Social Issues

These proposals range from divestment from geographical or industrial representation to environmental or other matters, either internal or external. The Firm will consider voting, consenting or acting for issues that have redeeming social merit that neither compromises the company's competitive position within an industry, nor adversely impacts the goal of maximizing shareholder value and the interests of the Firm's Clients on a Client-by-Client basis.

5. Other Proposals

These proposals, excluding those referenced above, usually deal with subjects such as compensation, employee hiring, and corporate governance issues. These cannot be generalized other than to say that they reflect personal points of view, and typically fall into the category of micro-management, an area that the Firm tends to avoid. These proposals will be viewed in the light of voting, consenting or acting in a manner that the Firm believes maximizes shareholder/investor value and the interests of the Firm's Clients on a Client-by-Client basis.

6. Conflicts and Split Voting

If a Portfolio Manager (or his or her designee) determines that a material conflict may exist between a Client's interests and the Firm's interest or between two or more Clients' interests, the Portfolio Manager (or his or her designee) shall inform the Chief Compliance Officer of such material conflict. The Chief Compliance Officer shall determine the appropriate course of action in consultation with the Chief Operating Officer, as described above. In addition, where the Chief Operating Officer deems appropriate, separate deal teams, separate outside counsel and other information barriers, internal screens and ethical walls, as well as unaffiliated third parties (including without limitation advisory committees and/or independent directors) may be used to help resolve conflicts and make decisions to protect the interests of each Client. The Firm or its Supervised Persons will vote, consent or act with respect to securities or other instruments held in a proprietary account or fund or in a personal account in the best interests of the Clients on a Client by-Client basis or otherwise abstain from voting, consenting or acting in a manner that is contrary to the best interests of the Clients on a Client-by-Client basis with respect to such securities or other instruments. In all such cases, maximizing investment returns for Clients on a Client-by Client basis is paramount.

Situations may arise in which more than one Client invests in different parts of the capital structure of the same company. In those situations, two or more Clients may be invested in strategies having different investment objectives, investment styles, economic positions or portfolio managers. As a result, the Firm may cast different votes or consents or take other different actions on behalf of different Clients. In each case, the Firm will determine the vote, consent or action that the Firm believes is in the best interests of each Client, without regard to the interests of any other Client.

C.  Conflict Management Procedures With Respect to Investments in Certain Real Estate Development Projects

As noted herein, in accordance with the Firm's fiduciary duty pursuant to the Advisers Act and otherwise under law to invest, act, and otherwise make determinations in accordance with what the Firm believes to be in the best interests of each of the Firm's Clients, the Firm has adopted and implements procedures to ensure that it serves the interests of each Client, on a Client-by Client basis, at all times (i.e., the Firm will at all times act in a manner that it believes to be in the best interests of each Client without regard to the interests of any other Client, or any other affiliate of the Firm).

Also as noted in herein, situations may arise in which more than one Client (or other affiliate of the Firm) may invest in different parts or different layers of the capital structure of a portfolio company, issuer, borrower or other entity. For example, a Client (i) may own debt of a portfolio company, issuer, borrower or other entity while another Client may own equity in the same portfolio company, issuer, borrower or other entity, (ii) may own debt of a portfolio company, issuer, borrower or other entity while another Client may own a different tranche or other class or issue of debt of the same portfolio company, issuer, borrower or other entity, and/or (iii) may own equity of a portfolio company, issuer, borrower or other entity while another Client may own a different equity security of the same portfolio company, issuer, borrower or other entity. As a result, whether at the time of making such investment, or at the time that any vote, consent or other action is required with respect to such investment (such as, for example, at the time of a work-out, reorganization or other major corporate event with respect to any such portfolio company, issuer, borrower or other entity), conflicts may exist between or among the Clients (or other Firm affiliates) investing in or invested in such portfolio company, issuer, borrower or other entity.

Specifically and not in limitation of the procedures set forth elsewhere in this Manual, in order avoid potential conflicts between Clients or other Firm affiliates within the same issuer or borrower's capital structure with regard to certain real estate project development transactions and related real estate project financings (collectively, the "Real Estate Development Projects"), whenever it is reasonably practical to do so in connection with the limited liability companies, limited partnerships, joint ventures, special purpose vehicles and/or other entities formed with respect to the investments made by the Firm on behalf of its Clients in such Real Estate Development Projects (such entities, the "Real Estate Development Project Investment Entities"), if more than one Client or other Firm affiliate has an interest in such Real Estate Development Project that may be in conflict with the interest of another Client or other Firm affiliate in such Real Estate Development Project, the Firm shall seek to have at least one of the Real Estate Development Project Investment Entities managed and controlled by an entity that is not in any manner affiliated with the Firm (an "Independent Party") in order to ensure that, notwithstanding the economic interests in the Real Estate Development Project Investment Entity held by a Client or other Firm affiliate, the Independent Party manages and controls the Real Estate Development Project Investment Entity to ensure the separate management and control of the interests in the Real Estate Development Project held from time to time by Clients and/or other affiliates of the Firm.

In order to implement the foregoing, the Firm and/or its affiliates (1) whenever it is reasonably practical in connection with the formation and documentation of Real Estate Development Project Investment Entities, shall seek to have the limited partnership agreement, limited liability company operating agreement, joint venture agreement and/or other governance document of such Real Estate Development Project Investment Entity (the "Governance Documents") provide that, if any other Client or other affiliate of the Firm has an interest in such Real Estate Development Project, (i) such Independent Party shall serve as the general partner, managing member, or other similar capacity of such Real Estate Development Project Investment Entity and such Independent Party shall exercise all management and control authority with respect thereto in accordance with such Governance Documents, and (ii) in the event that the Firm or any Client or other Firm affiliate has the right pursuant to such Governance Documents to remove such Independent Party as the general partner, managing member or other similar capacity from such role with respect to the Real Estate Development Project Investment Entity, the Firm, the Client or other Firm affiliate may only to so if, not later than thirty (30) days after such removal, the Firm, the Client or other Firm affiliate designates another Independent Party to serve in such capacity (and during such up to thirty (30) day period, the Firm, the Client and/or other Firm affiliate does not exercise any management or control rights with respect to the Real Estate Development Project Investment Entity that relate to the Real Estate Development Project if such exercise of such management or control rights is, or reasonably could be interpreted to be, either not in the best interests of the Real Estate Development Project Investment Entity with respect to the Real Estate Development Project or adverse to the interests in the Real Estate Development Project of any other Client or affiliate of the Firm) and/or (2) whenever the Firm or its affiliates do not include the foregoing conflict protections in the Governance Documents of such Real Estate Development Project Investment Entity, the Firm and its affiliates shall nonetheless, as a matter of internal policy and procedures, act in a manner in full compliance with the provisions set forth in clause (1) of this paragraph.

The paramount conceptual and implementation requirement of the foregoing compliance procedures are to ensure that, in situations where a conflict exists, or could reasonably be interpreted to exist, between Clients or other affiliates of the Firm with respect to Real Estate Development Projects, the Firm and its affiliates shall eliminate (or substantially mitigate) any such conflicts by having an Independent Party exercise all decision making authority with respect to the interests of one of the Clients or other affiliates of the Firm with respect to such Real Estate Development Project through the establishment of a Real Estate Development Project Investment Entity managed and controlled by such Independent Party. This will ensure that, both at the time of such investment and in the event that any decision or other action must be made or determined with respect to the interests in the Real Estate Development Project, the Firm and its affiliates are not placed in the position of having to manage competing and conflicting interests of its Clients or other affiliates, and the Firm may then act in the best interests of the Client or other affiliates for which the Firm has management and/or control rights with respect to the Real Estate Development

Project while the Independent Party exercises separate and independent management and control rights with respect to the Real Estate Development Project through the Real Estate Development Project Investment Entity, including with respect to Real Estate Development Project Investment Entities in which another Client or other affiliate of the Firm may have an economic interest.

D. Recordkeeping

In accordance with the Firm's Record Policies, the Firm must retain copies of (i) these Proxy Voting and Other Voting or Consent/Action Policies and Procedures and all amendments thereto; (ii) Voting, Consent and/or Action Matters proposals received regarding Client securities and instruments; (iii) records of votes, consents or actions taken on behalf of Clients; (iv) records of Client requests for Voting, Consent and/or Action Matters information and a copy of any written response by the Firm to any (written or oral) Client request for such information; (v) any documents prepared by the Firm that were material to making a decision on how to vote, consent or act; and (vi) records relating to Voting, Consent and/or Action Matters concerning situations with material conflicts of interest. The information should be retained by the relevant Portfolio Manager and copies sent to the Chief Compliance Officer.

BNY Wealth

BNY Wealth, through its Proxy Voting Committee (the "Proxy Voting Committee"), will apply detailed, pre-determined, written proxy voting guidelines for specific types of proposals and matters commonly submitted to shareholders of U.S. and Japanese companies (the "BNY Wealth Voting Guidelines").1 BNY Wealth, in voting proxies, will seek to act solely in the best financial and economic interests of its clients, inc1uding the funds.

[1] There are separate guidelines for securities of non-U.S. companies (ex-Japan), with respect to which BNY Wealth seeks to vote proxies through application of the ISS Global Voting Principles and Regional Policies/Principles (the "ISS Voting Guidelines" and, collectively with the BNY Wealth Voting Guidelines, each as in effect from time-to-time, the "Voting Guidelines").

Securities of Non-U.S. Companies and Securities Out on Loan. It is BNY Wealth's policy to seek to vote all proxies for securities held in the funds' portfolios for which BNY Wealth has voting authority. However, situations may arise in which BNY Wealth cannot, or has adopted a policy not to, vote certain proxies, such as refraining from voting certain non-U.S. securities or securities out on loan in instances in which the costs are believed to outweigh the benefits, such as when share blocking (discussed below) is required, the matters presented are not likely to have a material impact on shareholder value or clients' voting will not impact the outcome of the vote.

Securities of Non-U.S. Companies. With regard to voting proxies with respect to shares of non-U.S. companies, BNY Wealth will weigh the cost of voting, and potential inability to sell, the shares against the benefit of voting the shares to determine whether or not to vote. However, corporate governance practices, disclosure requirements and voting operations vary significantly among the markets in which the funds may invest. In these markets, BNY Wealth will seek to submit proxy votes in a manner consistent with the ISS Voting Guidelines, while taking into account the different legal and regulatory requirements. For example, proxy voting in certain countries requires "share blocking" pursuant to which a fund must deposit before the meeting date its holdings of securities with a designated depositary in order to vote proxies with respect to such securities. During this time, the shares cannot be sold until the meeting has taken place and the shares are returned to the fund's custodian bank. BNY Wealth generally believes that the benefit of exercising the vote in these countries is outweighed by the cost of voting (i.e., the funds' portfolio managers not being able to sell the funds' shares of such securities while the shares are blocked). Therefore, if share blocking is required, BNY Wealth typically elects not to vote the shares. Voting proxies of issuers in non-U.S. markets also raises administrative issues that may prevent voting such proxies. For example, meeting notices may be received with insufficient time to fully consider the proposal(s) or after the deadline for voting has passed.

Other markets require the provision of local agents with a power of attorney before acting on the voting instructions. In some cases, the power of attorney may be unavailable prior to the meeting date or rejected by the local agent on a technical basis. Additionally, the costs of voting in certain non-U.S. markets may be substantially higher than in the United States.

Securities Out on Loan. For securities that a fund has loaned to another party, any voting rights that accompany the loaned securities generally pass to the borrower of the securities, but the fund retains the right to recall a security and may then exercise the security's voting rights. In order to vote the proxies of securities out on loan, the securities must be recalled prior to the established record date. A fund may recall the loan to vote proxies if a material issue affecting the fund's investment is to be voted upon.

Material Conflicts of Interest. BNY Wealth seeks to avoid material conflicts of interest between a fund and the fund's shareholders, on the one hand, and BNYIA, BNY Wealth, the fund's principal underwriter (the "Distributor"), or any affiliated person of the fund, BNYIA, BNY Wealth or the Distributor, on the other, through several layers of controls, including its participation in the Proxy Voting Committee. The Proxy Voting Committee seeks to avoid material conflicts of interest through the establishment of the committee structure, the members of which are senior officers and investment professionals, and do not include individuals whose primary duties relate to sales, marketing or client services. The Proxy Committee applies detailed, predetermined proxy voting guidelines (the applicable Voting Guidelines) in an objective and consistent manner across client accounts, based on, as applicable, internal and external research and recommendations provided by third party proxy advisory services (including ISS and Glass Lewis & Co., LLC ("Glass Lewis" and, together with ISS, the "Proxy Advisors")) and without consideration of any client relationship factors. When proxies are voted in accordance with these pre-determined Voting Guidelines, it is BNY Wealth's view that these votes do not present the potential for a material conflict of interest and no additional safeguards are needed. In addition, BNY Wealth will engage a third party as an independent fiduciary to vote all proxies for securities of The Bank of New York Mellon Corporation ("BNY"), and may engage an independent fiduciary to vote proxies as a further safeguard to avoid potential conflicts of interest or as otherwise required by applicable law. These instances typically arise due to relationships between proxy issuers or companies and BNY, a BNY affiliate, a BNY executive, or a member of BNY's Board of Directors, but material conflicts of interests may also arise due to relationships involving BNY Wealth and/or BNY Wealth employees, officers and directors. When an independent fiduciary is engaged, the fiduciary either will vote the involved proxy, or provide BNY Wealth with instructions as to how to vote such proxy. In the latter case, BNY Wealth will vote the proxy in accordance with the independent fiduciary's determination. Other possible conflict resolutions may include: (1) voting in proportion to other shareholders ("mirror voting"); (2) erecting informational barriers around, or recusal from the vote decision making process by, the person or persons making voting decisions; and (3) voting in other ways that are consistent with our obligation to vote in our clients' best interest.

Operations of the Proxy Voting Committee. The Proxy Voting Committee also has engaged ISS as its proxy voting agent to administer the ministerial, non-discretionary elements of proxy voting and reporting. In that role, ISS is required to follow the Voting Guidelines and apply them to the corresponding proxy proposals or matters on which a shareholder vote is sought. Accordingly, proxies that can be appropriately categorized and matched will be voted in accordance with the applicable Voting Guideline, or a proxy proposal will be referred to the Proxy Voting Committee if the Voting Guidelines so require, and generally for those proxy proposals or shareholder voting matters that are contested or similarly controversial and require a case-by-case analysis, as determined by the Committee in its discretion (e.g., proxy contests, potentially excessive executive compensation issues, or certain shareholder proposals). In addition, the Proxy Voting Committee will direct ISS to refer to it for discussion and vote all proxy proposals of those issuers: (1) where the percentage of their outstanding voting securities held in the aggregate in accounts managed BNY Wealth is deemed significant or (2) that are at or above a certain specified market capitalization size (each, as determined by the Proxy Voting Committee in its discretion). For items referred to it, the Proxy Voting Committee may determine to accept or reject any recommendation based on the Voting Guidelines, research and analysis provided by its Proxy Advisors, or on any independent research and analysis obtained or generated by BNY Wealth.

CenterSquare Investment Management LLC

Introduction

Pursuant to the adoption by the Securities and Exchange Commission of Rule 206(4)-6 under the Advisers Act, it is a fraudulent, deceptive, or manipulative act, practice or course of business, within the meaning of Section 206(4) of the Advisers Act, for a registered investment adviser to exercise voting authority with respect to client securities, unless: (1) the adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interest of its clients; (2) the adviser describes its proxy voting procedures to its clients and provides copies on request; and (3) the adviser discloses to the clients how they may obtain information on how the adviser voted their proxies. This proxy voting policy ("Proxy Voting Policy") documents CenterSquare's proxy voting policies and procedures.

Proxy Committee

CenterSquare's Proxy Committee ("Proxy Committee") is responsible for overseeing the proxy voting process and for establishing and maintaining the Proxy Voting Policy, which is reviewed and updated annually. The Proxy Committee is comprised of the Director, Securities Operations, and designated members of CenterSquare's investment teams. CenterSquare Compliance will participate as a non-voting member of the Committee. At a minimum, the Proxy Committee will meet no less than annually to review and update the Proxy Voting Policy, if necessary, and to review other proxy voting topics as needed.

Policy Details

Proxy voting is an important right of shareholders and duties of care and loyalty must be undertaken by CenterSquare to ensure that such rights are properly and timely exercised in accordance with CenterSquare's fiduciary duty to its clients. To satisfy its fiduciary duty in making any voting determination, CenterSquare must make the determination in the best interest of the client and must not place its own interests ahead of the interests of the client. Therefore, all proxies received by CenterSquare should be voted in accordance with these procedures which are intended to comply with Rule 206(4)-6 of the Advisers Act. This Proxy Voting Policy applies only to those CenterSquare clients who, in their investment management agreement (the "IMA"), have chosen to give us discretion to vote their proxies. At account start-up, upon amendment of the IMA, or upon a letter of instruction, the applicable documentation is reviewed to determine whether CenterSquare has discretionary authority to vote client proxies.

As a UNPRI Signatory, CenterSquare has chosen to use the ISS Sustainability Proxy Voting Guidelines as the default proxy policy for its clients. A client of CenterSquare may elect to use other general or customized proxy voting guidelines through ISS. However, CenterSquare does not attempt to reconcile individual client proxy policies to the ISS Sustainability Proxy Voting Guidelines. A client may change their decision with regards to proxy voting authority or guidelines at any time. Clients who have delegated voting responsibilities to CenterSquare with respect to their account may direct CenterSquare to vote in a particular manner for a specific ballot. CenterSquare will use reasonable efforts to vote according to the client's request in these circumstances, however our ability to implement such voting instructions will be dependent on operational matters such as the timing of the request.

A. Retention and Oversight of Proxy Service Provider

CenterSquare's proxy voting policies and procedures are intended to meet the objective to act in its clients' best interests. The sheer number of proxy votes related to client holdings makes it impossible for CenterSquare to research each and every proxy issue. Recognizing the importance of informed and responsible proxy voting, CenterSquare has retained an independent third party service provider, ISS, to analyze proxy issues, provide proxy research and recommendations on how to vote those issues, and provide assistance in the administration of the proxy process, including maintaining complete proxy voting records.

CenterSquare monitors the capacity, competency, and conflicts of interest of ISS to ensure that CenterSquare continues to vote proxies in the best interest of its clients. On an annual basis, CenterSquare conducts a due diligence review of ISS regarding their proxy voting services as part of its duty to perform oversight over the proxy voting firm. This review includes updates and discussion about the following areas of ISS:

• The adequacy and quality of staffing, personnel and/or technology;

• Whether ISS has an effective process for seeking timely input from issuers and ISS clients with respect to, among other things, its proxy voting policies, methodologies, and peer group constructions;

• Whether ISS has adequately disclosed to CenterSquare its methodologies in formulating voting recommendations, such that CenterSquare understands the factors underlying ISS' recommendations;

• The nature of any third-party information sources that ISS uses as a basis for its voting recommendations; and

• ISS policies and procedures regarding how it identifies and addresses conflicts of interest.

B. Decision Methods

ISS' Global Voting Principles, launched in December 2013, provide for four key tenets on accountability, stewardship, independence, and transparency, which underlie their approach to developing recommendations on management and shareholder proposals at publicly traded companies. ISS uses a bottom-up policy formulation process which collects feedback from a diverse range of market participants through multiple channels including an annual Policy Survey. The ISS Policy Board uses the input to develop its draft policy updates each year. Before finalizing these updates, ISS publishes draft updates for an open review and comment period. Beginning in 2008, all comments received are posted verbatim to the Policy Gateway, in order to provide additional transparency into the feedback ISS has received. Final updates are published in November, to apply to meetings held after February of the following year. ISS research analysts apply more than 400 policies to shareholder meetings. As part of the research process, ISS analysts interact with company representatives, institutional shareholders, shareholder proponents and other parties to gain deeper insight into key issues. ISS reviews and updates their proxy polices on an annual basis. The ISS Policy Information is located under Policy Gateway at https://www.issgovernance.com.

When determining whether to invest in a company, one of the many factors CenterSquare may consider is the quality and depth of the company's management. As a result, CenterSquare believes that recommendations of management on any issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. Thus, on many issues, votes are cast in accordance with the recommendations of the company's management. CenterSquare reviews all ballot items where ISS recommends voting against the management of the issuer. Generally, CenterSquare will not override the ISS specific policy vote recommendations but reserves the right to change that vote when a CenterSquare Portfolio Manager disagrees with an ISS recommendation and feels it is in the best interest of all clients to change the proxy vote. CenterSquare Compliance is notified when an override of the ISS vote is proposed by a CenterSquare Portfolio Manager. CenterSquare Compliance will ascertain that appropriate justification for the override is reasonable and appropriately documented in the ISS voting records contemporaneous to the actual proxy vote. A rationale of our decision is noted within the ISS system when we override ISS' specific policy recommendation and is included in the ballot summary reports. Proxy voting reports are available to clients upon request. For clients that have provided CenterSquare authority to vote proxies and have not otherwise selected other ISS general or customized proxy voting guidelines, proxy voting will be made on behalf of all client accounts in accordance with ISS Sustainability Proxy Voting Guidelines.

C. CenterSquare Conflicts of Interest

In certain instances, a conflict of interest may arise when CenterSquare votes a proxy. CenterSquare will deem to have a potential conflict of interest when voting proxies including, but not limited to, one or more of the following:

• CenterSquare or one of its affiliates manages assets for that issuer or an affiliate of that issuer and also recommends that its other client's investment in such issuer's securities.

• A director, trustee or officer of the issuer or affiliate of the issuer is an employee of CenterSquare or a director of CenterSquare or its affiliates, or a fund sub-advised by CenterSquare.

• CenterSquare is actively soliciting that issuer or an affiliate of the issuer as a client

• A director or executive officer of the issuer has a personal relationship with a member of the relevant investment team or other employee of CenterSquare that may affect the outcome of the proxy vote.

Each person who is a member of the Proxy Administrator, as further defined below, is a member of the investment team, or serves on the Proxy Voting Committee shall, on at least an annual basis, certify:

• a list of any portfolio companies, including entities raising capital as part of a PIPE ("Private Investments in Public Equity") transaction, with or in which he or she has a relationship or could otherwise be deemed to have a conflict and;

• they have not been unduly influenced by an issuer or other third party to vote in a particular manner.

In situations where CenterSquare perceives a material conflict of the interest, the conflict is reported to the Chief Compliance Officer. It is expected that CenterSquare will abstain from making a vote decision and allow ISS to vote to mitigate the material conflict of interest.

D. Securities Lending

Some clients have, at their discretion, elected to participate in security lending programs. CenterSquare is unable to vote securities that are on loan under this type of arrangement.

E. Decisions to not Vote Proxies

CenterSquare fully recognizes its responsibility to vote proxies and maintain proxy records pursuant to applicable rules and regulations. CenterSquare will therefore attempt to vote every proxy it receives for all domestic and foreign securities. There may be situations in which CenterSquare cannot vote proxies. For example, the client or custodian does not forward the ballots in a timely manner.

Proxy voting in certain countries requires shareblocking. Shareblocking in general refers to restrictions on the sale or transfer of securities between the execution of the vote instruction and the tabulation of votes at the shareholder meeting. During the blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the client's custodian bank. The blocking period may last from several days to several weeks depending upon the market, the security and the custodian. CenterSquare believes that in these situations, the benefit of maintaining liquidity during the share blocking period outweighs the benefit of exercising our right to vote. In order to preserve the account's liquidity, CenterSquare will generally instruct ISS to "DO NOT VOTE" these shares.

Proxies relating to foreign securities may also be subject to additional documentation. Such documentation may be difficult to obtain or produce as a condition of voting or requires additional costs that generally outweigh the benefit to be gained by voting. Therefore, in some cases, those shares will not be voted.

F. Reporting

ISS provides CenterSquare on-line access to client proxy voting records. A summary of the proxy votes cast by CenterSquare is available to clients upon request for their specific portfolio. Due to confidentiality and conflict of interest concerns, CenterSquare does not disclose to third parties how it votes client proxies.

CenterSquare's proxy voting policies are disclosed in the Form ADV Part 2A. A copy of this Proxy Voting Policy and the ISS Proxy Voting Guidelines are available to our clients, without charge, upon request. All requests may be sent to Melissa Burk, Director, Securities Operations, CenterSquare Investment Management LLC, Eight Tower Bridge, 161 Washington Street, 7th Floor, Conshohocken, PA 19428 or mburk@centersquare.com.

G. Proxy Administration and Recordkeeping

The administration of the proxy voting process is the responsibility of CenterSquare's securities operations department ("Proxy Administrator"). Both ISS and each client's custodian monitor corporate events for CenterSquare. CenterSquare gives an authorization and letter of instruction to the client's custodian who then forwards the proxy material it receives to ISS so that ISS may vote the proxies. On a regular basis, CenterSquare sends ISS an updated list of client accounts and the security holdings in those accounts so that ISS can update its database and is aware of which proxies it will need to vote.

The Proxy Administrator is responsible for:

• monitoring reports identifying pending meetings and due dates for ballots

• monitoring reports to ensure that clients are coded to the appropriate ISS policy

• ensuring ballots are voted according to the ISS policy assigned to the client

• monitoring for shareblocking ballots

• monitoring reports for votes against management

• reviewing user access and new / close account setups

• performing vote overrides as required by Portfolio Managers and document changes and rationale for each vote override

CenterSquare or ISS also maintains the following records:

• ballot summary reports for each client indicating which ballots were votes, number of shares voted, description of the proposal, how the shares were voted and the date on which the proxy was returned, and the policy applied

• ballot summary reports for vote overrides with the Portfolio Managers rationale

• meeting-level statistical reports

• copy of each proxy statement received, provided that no copy needs to be retained of a proxy statement found on the SEC's EDGAR website

H. CenterSquare Compliance Annual Review

CenterSquare Compliance will review and document no less frequently than annually, the adequacy of the proxy voting policies and procedures to make sure they have been implemented effectively, including whether the policies and procedures continue to be reasonably designed to ensure that proxies are voted in the best interests of CenterSquare's clients. As part of this review, CenterSquare Compliance will review:

• the Proxy Voting Policy

• CenterSquare's client disclosures regarding its proxy voting policies and procedures in the ADV Form Part 2A, due diligence questionnaires, and other relevant materials

• a sampling of proxy voting records to ensure voting was completed in the best interests of clients and in accordance with the ISS Sustainability Proxy Voting Guidelines

• a sampling of proxy vote overrides and the documentation supporting such overrides

• the Firm's annual due diligence over the third-party proxy voting firm, ISS

Insight North America LLC

1. Introduction

Insight seeks to actively exercise its rights and responsibilities in regard to proxy voting on behalf of Clients and is an essential part of maximizing shareholder value, ensuring good governance and delivering investment performance aligned with our Clients' long-term economic interests.

The Insight Proxy Voting Policy ("Policy") sets out the arrangements employed by Insight Investment Management (Global) Limited, Insight Investment Management (Europe) Limited, Insight North America LLC and Insight Investment International Limited (collectively "Insight").

2. Policy Statement

Insight is committed to supporting good governance practices and also voting all our proxies where it is deemed appropriate and responsible to do so for the relevant asset class. In such cases, Insight's objective is to vote proxies in the best interests of its Clients.

3. Scope

This Policy applies to financial instruments with voting rights where Insight has discretionary voting authority. Alternatively where a Client retains control over the voting decision, Insight will only lodge votes in instances where the client agreement hands responsibility to Insight to cast the votes on their behalf.

4. Proxy Voting Process

Insight's proxy voting activity adheres to best-practice standards and is a component of Insight's Stewardship and Responsible Investment Policies. In implementing its Proxy Voting Policy, Insight will take into account a number of factors used to provide a framework for voting each proxy. These include:

Leadership: Every company should be led by an effective board whose approach is consistent with creating sustainable long-term growth.

• Strategy: Company leadership should define a clear purpose and set long term objectives for delivering value to shareholders.

• Culture: The board should promote a diverse and inclusive culture which strongly aligns to the values of the company. It should seek to monitor culture and ensure that it is regularly engaging with its workforce.

• Engagement with Shareholders: The board and senior management should be transparent and engaged with existing shareholders. The board should have a clear understanding of the views of shareholders. The board should seek to minimize unnecessary dilution of equity and preserve the rights of existing shareholders.

• Sustainability: The board should aim to take account of environmental, social and governance risks and opportunities when setting strategy and in their company monitoring role.

Structure: The board should have clear division of responsibilities.

• The Chair: The Independent Chair, or Lead Independent Director, of the board should demonstrate objective judgment and promote transparency and facilitate constructive debate to promote overall effectiveness.

• The Board: There should be an appropriate balance of executive and non-executive directors. Non-executive directors should be evaluated for independence. No one individual should have unfettered decision-making powers. There should be a clear division of responsibilities, between the independent board members and the executive leadership of the company.

• Resources: The board should ensure it has sufficient governance policies, influence and resources to function effectively. Non-executive directors should have sufficient time to fulfil their obligations to the company as directors.

Effectiveness: The board should seek to build strong institutional knowledge to ensure long term efficient and sustainable operations.

• Appointment: There should be a formal appointment process, which ensures that the most qualified individuals are selected for the board. This process should be irrespective of bias to ensure appropriate diversity of the board.

• Knowledge: The board should be comprised of those with the knowledge, skills and experience to effectively discharge their duties. The board should have sufficient independence to serve as an effective check on company management and ensure the best outcomes for shareholders.

• Evaluation: The board should be evaluated for effectiveness on a regular basis. Board member's contributions should be considered individually.

Independence: The board should present a fair and balanced view of the company's position and prospects.

• Integrity: The board should ensure that all reports produced accurately reflect the financial position, prospects and risks relevant to the company. The board should ensure the independence and effectiveness of internal and external audit functions.

• Audit: The board should ensure that clear, uncontentious accounts are produced. These should conform to the relevant best accountancy practices and accurately represent the financial position of the company. Deviations from standard accounting practices should be clearly documented with a corresponding rationale.

• Risk: The board should ensure the company has sound risk management and internal control systems. There should be a regular assessment and communication of the company's emerging and principal risks.

Remuneration: Levels of remuneration should be sufficient to attract, retain and motivate talent of the quality required to run the company successfully.

• Goal Based: The board should base remuneration on goal-based, qualitative, discretionary cash incentives. Remuneration should consider underlying industry and macroeconomic conditions and not be structured in a tax oriented manner.

• Transparent: Remuneration arrangements should be transparent and should avoid complexity.

• Sustainable: Remuneration should not be excessively share based and should be accurately represented and controlled as an operational cost. The remuneration of executives should promote long term focus and respect the interests of existing shareholders.

The relevant factors are used by Insight to develop Voting Guidelines enabling a consistent approach to proxy voting, which are reviewed annually by the Proxy Voting Group ("PVG") – (see section 6).

Voting activity is most usually performed by the Chair of the PVG, a senior portfolio manager with no day to day investment discretion. This creates an independent governance structure for voting, helping to mitigate actual and potential conflicts of interest (see section 5).

The Chair of the PVG can seek support from portfolio managers, who have active discretion over the securities, to provide additional input into the voting decision such as company background. However the vote will be cast by the Chair of the PVG or their delegate. Insight seeks to vote on all holdings with associated voting rights in one of three ways: in support of, against, or in abstention. If the chair is unable to cast a vote, the decision will be cast by the deputy chair. Insight uses a Voting Agent to assist in the analysis and administration of the vote (see section 4.1). The rationale for voting for, against, or abstaining is retained on a case-by-case basis as appropriate and reviewed by the PVG on a regular basis.

4.1 Voting Agent

To assist Insight professionals with implementing its proxy voting strategy, Insight retains the services of an independent proxy voting service, namely Minerva ("Voting Agent"). The Voting Agent's responsibilities include, but are not limited to, monitoring company meeting agendas and items to be voted on, reviewing each vote against Insight's Voting Guidelines and providing a voting analysis based upon the Voting Guidelines. The Voting Agent also identifies resolutions that require specific shareholder judgement – often relating to corporate transactions or shareholder resolutions. This enables Insight to review situations where the Voting Guidelines require additional consideration or assist in the identification of potential conflicts of interest impacting the proxy vote decision. The Chair of the PVG will review for contentious resolutions, and in the event of one will determine if an actual or potential conflict exists in which case the resolution will be escalated to the PVG voting committee (see section 5.1).

Voting decisions are communicated by Insight to the Voting Agent and submitted to shareholder meetings through a specific proxy.

On a monthly basis the Voting Agent provides reports on voting activity to Insight. Voting data is available to Clients upon request and is posted on its website (see section 7). Insight conducts an annual due diligence to review the Voting Guidelines and the Voting Agent's related services.

5. Conflicts of Interest

Effective stewardship requires protecting our Clients against any potential conflicts of interest and managing them with appropriate governance. To comply with applicable legal and regulatory requirements, Insight believes managing perceived conflicts is as important as managing actual conflicts.

In the course of normal business, Insight and its personnel may encounter situations where it faces a conflict of interest or a conflict of interest could be perceived. A conflict of interest occurs whenever the interests of Insight or its personnel could diverge from those of a Client or when Insight or its personnel could have obligations to more than one party whose interests are different to each other or those of Insight's Clients.

In identifying a potential conflict situation, as a minimum, consideration will be made as to whether Insight, or a member of staff, is likely to:

• make a financial gain or avoid a financial loss at the expense of the Client

• present material differences in the thoughts of two PM's who own the same security

• benefit if it puts the interest of one Client over the interests of another Client

• gain an interest from a service provided to, or transaction carried out on behalf of a Client which may not be in, or which may be different from, the Client's interest

• obtain a higher than usual benefit from a third party in relation to a service provided to the Client

• receive an inducement in relation to a service provided to the Client, in the form of monies, goods or services other than standard commission or fee for that service or have a personal interest that could be seen to conflict with their duties at Insight

• create a conflict where Insight invests in firms which are Clients or potential Clients of Insight. Insight might give preferential treatment in its research (including external communication of the same) and/or investment management to issuers of publicly traded debt or equities which are also clients or closely related to clients (e.g., sponsors of pension schemes). This includes financial and ESG considerations.

• create a conflict between investment teams with fixed income holdings in publicly listed firms or material differences in the thoughts of two PM's who own the same security

5.1 Escalation of Contentious Voting Issue

When a contentious voting issue is identified, the PVG Chairman or delegate will review, evaluate and determine whether an actual material conflict of interest exists, and if so, will escalate the matter to the PVG voting committee. Depending upon the nature of the material conflict of interest, Insight may elect to take one or more of the following measures:

• removing certain Insight personnel from the proxy voting process

• walling off personnel with knowledge of the material conflict to ensure that such personnel do not influence the relevant proxy vote and

• voting in accordance with the applicable Voting Guidelines, if any, if the application of the Voting Guidelines would objectively result in the casting of a proxy vote in a predetermined manner

An unconflicted contentious resolution will be voted by the Chair or their delegate. Where a conflict is deemed to exist the vote, widened to the PVG voting committee, will be determined by majority vote.

The resolution of all contentious voting issues, will be documented in order to demonstrate that Insight acted in the best interests of its Clients. Any voting decision not resolved by the PVG will be escalated to the Insight Chief Investment Officer ("CIO") or their delegate for additional input.

6. Proxy Voting Group

The PVG is responsible for overseeing the implementation of voting decisions where Insight has voting authority on behalf of Clients. The PVG meets at least quarterly, or more frequently as required. In ensuring that votes casted are in the best interest of Clients, the PVG will oversee the following proxy voting activities:

• Casting votes on behalf of Clients

• Voting Policy: Oversee and set the Proxy Voting Policy

• Voting Guidelines: Oversee and set the Voting Guidelines which are reviewed and approved on an annual basis

• Stewardship Code & Engagement Policy: Review for consistency with Proxy Voting Policy and Voting Guidelines

• Conflicts of Interest: Manage conflicts when making voting instructions in line with Insight's Conflict of Interest Policy

• Resolution Assessment: Review upcoming votes that cannot be made using Voting Guidelines and make voting decisions

• Voting Agent: Appoint and monitor third-party proxy agencies, including the services they perform for Insight in implementing its voting strategy and

Reporting: Ensure voting activity aligns with local regulations and standards

The PVG is chaired by a Senior Portfolio Manager (who has no direct day to day investment discretion) and attended by portfolio management personal, the Senior Stewardship Analyst (Deputy Chair), Corporate Risk, Compliance, and Operations personal. The PVG is accountable to and provides quarterly updates to the Investment Management Group ("IMG").

7. Disclosure and Recording Keeping

In certain foreign jurisdictions, the voting of proxies can result in additional restrictions that have an economic impact to the security, such as "share-blocking." If Insight votes on the proxy share- blocking may prevent Insight from selling the shares of the security for a period of time. In determining whether to vote proxies subject to such restrictions Insight, in consultation with the PVG, considers whether the vote, either in itself or together with the votes of other shareholders, is expected to affect the value of the security that outweighs the cost of voting. If Insight votes on a proxy and during the "share-blocking period" Insight would like to sell the affected security Insight, in consultation with the PVG, will attempt to recall the shares (as allowable within the market time-frame and practices).

US Proxy Reporting: Form N-PX

Rule 14Ad-1 under the Securities Exchange Act of 1934 ("Exchange Act") requires institutional investment managers (i.e., those managers subject to reporting requirements under Section 13(f) of the Exchange Act), such as Insight North America LLC (INA), to report annually on Form N-PX each "say-on-pay" and "say-on-frequency" vote over which they exercised voting power. Managers must file the form annually by August 31 of each year, covering the previous 12-month period ending on June 30. INA will leverage BNY's Global Holdings Reporting Group to effectuate required filings under Rule 14Ad-1. The PVG will ensure data required to satisfy INA's Rule 14Ad-1 reporting requirements is collected and reviewed for completeness and accuracy, in alignment with the reporting deadlines noted above.

Insight publishes its voting activity in full on its website. This can be found at https://www.insightinvestment.com/ri.

8. Proxy Voting Policy Review

Insight will review its Proxy Voting arrangements regularly through the PVG. Insight reviews this Policy at least annually or whenever a material change occurs and will notify Clients of any material change that affects our ability to vote in line with the best interests of its Clients.

A material change shall be a significant event that could impact Insight's ability to vote proxies such as a change in voting agent.

Dreyfus, a division of Mellon Investments Corporation

Dreyfus offers to clients money market strategies that invest in high quality money market instruments with short-term maturities issued by companies, institutions, banks and governments. Dreyfus also invests in repurchase agreements and bank deposits. Due to the nature of these investments, Dreyfus does not anticipate regular proxy voting activity. If presented with a proxy voting opportunity, Dreyfus will make voting decisions through the MIC Proxy Voting Committee that are consistent with MIC's policy and procedures. A description of MIC's Proxy Voting Committee and its proxy policy and procedures is provided below.

Mellon Investments Corporation ("MIC")

MIC, through its Proxy Voting Committee (the "Proxy Voting Committee"), applies detailed, pre-determined, written proxy voting guidelines for specific types of proposals and matters commonly submitted to shareholders of U.S. and Japanese companies and those other companies established in non-U.S. jurisdictions that have significant operations occurring within the U.S. (the " Voting Guidelines"). MIC, in voting proxies, will seek to act solely in the best financial and economic interests of its clients, including the funds.

MIC takes seriously its responsibility to vote proxies on behalf of its clients as a prudent fiduciary. In general, we employ proxy voting to:

● Align the interests of a company's management and board of directors with those of the company's shareholders

● Promote the accountability of a company's management to its board of directors, as well as the accountability of the board of directors to the company's shareholders and stakeholders regarding matters that could affect the long-term value of the company

● Uphold the rights of a company's shareholders by voting on those matters submitted to shareholders for approval

● Promote adequate disclosure about a company's business operations and financial activity

Securities of Non-U.S. Companies. With regard to voting proxies with respect to shares of non-U.S. companies, MIC weighs the cost of voting, and potential inability to sell, the shares against the benefit of voting the shares to determine whether or not to vote. However, corporate governance practices, disclosure requirements and voting operations vary significantly among the markets in which the funds may invest. In these markets, MIC generally seeks to submit proxy votes in a manner consistent with the Voting Guidelines, while taking into account the different legal and regulatory requirements. For example, proxy voting in certain countries requires "share blocking" pursuant to which a fund must deposit before the meeting date its holdings of securities with a designated depositary in order to vote proxies with respect to such securities. During this time, the shares cannot be sold until the meeting has taken place and the shares are returned to the fund's custodian bank. MIC generally believes that the benefit of exercising the vote in these countries is outweighed by the cost of voting (i.e., the funds' portfolio managers not being able to sell the funds' shares of such securities while the shares are blocked). Therefore, if share blocking is required, MIC typically elects not to vote the shares. Voting proxies of issuers in non-U.S. markets also raises administrative issues that may prevent voting such proxies. For example, meeting notices may be received with insufficient time to fully consider the proposal(s) or after the deadline for voting has passed. Other markets require the provision of local agents with a power of attorney before acting on the voting instructions. In some cases the power of attorney may be unavailable prior to the meeting date or rejected by the local agent on a technical basis. Additionally, the costs of voting in certain non-U.S. markets may be substantially higher than in the United States.

Securities Out on Loan. For securities that a fund has loaned to another party, any voting rights that accompany the loaned securities generally pass to the borrower of the securities, but the fund retains the right to recall a security and may then exercise the security's voting rights. In order to vote the proxies of securities out on loan, the securities must be recalled prior to the established record date. A fund may recall the loan to vote proxies if a material issue affecting the fund's investment is to be voted upon.

Material Conflicts of Interest. MIC seeks to avoid material conflicts of interest between a fund and the fund's shareholders, on the one hand, and BNYIA, MIC, the Distributor, or any affiliated person of the fund, BNYIA, MIC or the Distributor, on the other, through several layers of controls, including its participation in the Proxy Voting Committee. The Proxy Voting Committee seeks to avoid material conflicts of interest through the establishment of the committee structure, the members of which are senior officers and investment professionals, and do not include individuals whose primary duties relate to sales, marketing or client services. The Proxy Committee applies detailed, pre-determined proxy voting guidelines (the Voting Guidelines) in an objective and consistent manner across client accounts, based on, as applicable, internal and external research provided by third party proxy advisory services (including ISS and Glass Lewis, together the "Proxy Advisors") and without consideration of any client relationship factors. When proxies are voted in accordance with these pre-determined Voting Guidelines, it is MIC's view that these votes do not present the potential for a material conflict of interest and no additional safeguards are needed. In addition, MIC engages a third party as an independent fiduciary to vote all proxies for securities of BNY, and may engage an independent fiduciary to vote proxies as a further safeguard to avoid potential conflicts of interest or as otherwise required by applicable law. These instances typically arise due to relationships between proxy issuers or companies and BNY, a BNY affiliate, or a BNY executive, but material conflicts of interests may also arise due to relationships involving MIC and/or MIC employees, officers and directors. When an independent fiduciary is engaged, the fiduciary either will vote the involved proxy, or provide MIC with instructions as to how to vote such proxy. In the latter case, MIC will vote the proxy in accordance with the independent fiduciary's determination. Other possible conflict resolutions may include: (1) voting in proportion to other shareholders ("mirror voting"); (2) erecting informational barriers around, or recusal from the vote decision making process by, the person or persons making voting decisions; and (3) voting in other ways that are consistent with our obligation to vote in our clients' best interest.

Operations of the Proxy Voting Committee. The Proxy Voting Committee also has engaged ISS as its proxy voting agent to administer the ministerial, non-discretionary elements of proxy voting and reporting. In that role, ISS is required to follow the Voting Guidelines and apply them to the corresponding proxy proposals or matters on which a shareholder vote is sought. Accordingly, proxies that can be appropriately categorized and matched will be voted in accordance with the applicable Voting Guideline, or a proxy proposal will be referred to the Proxy Voting Committee if the Voting Guidelines so require, and generally for those proxy proposals or shareholder voting matters that are contested or similarly controversial and require a case-by-case analysis, as determined by the Committee in its discretion (e.g., proxy contests, potentially excessive executive compensation issues, or certain shareholder proposals). In addition, the Proxy Voting Committee has directed ISS to refer to it for discussion and vote all proxy proposals of those issuers: (1) where the percentage of their outstanding voting securities held in the aggregate in accounts managed MIC is deemed significant or (2) that are at or above a certain specified market capitalization size (each, as determined by the Proxy Voting Committee in its discretion). For items referred to it, the Proxy Voting Committee may determine to accept or reject any recommendation based on the Voting Guidelines, research and analysis provided by its Proxy Advisors, or on any independent research and analysis obtained or generated by MIC.

MIC will furnish a copy of its Proxy Voting Policy and its Voting Guidelines upon request to each advisory client that has delegated voting authority. Our Voting Guidelines are also available publicly on our website at www.Mellon.com.

Newton Investment Management Limited/Newton Investment Management North America, LLC ("Newton")

Proxy Voting by Newton

Newton has adopted and implemented the Proxy Voting Policies and Procedures (the "Policy"), which it believes is reasonably designed to:

• Ensure that voting rights1 are exercised;

• Ensure voting decisions are taken in the best interests of clients and in line with governance best practice, aiming to protect our clients' rights as minority shareholders;

• Address potential material conflicts of interest that may arise; and

1 We do not acquire or hold securities to influence control of management under Rules 13d-1(b) and 13d-1(c) of the Securities Exchange Act of 1934. Any expression of our views or voting policy during meetings is not intended, and should not be construed, as an indication of voting intentions, support for any action, or an attempt to influence management control.

• Meet disclosure requirements and expectations in connection with voting responsibilities and activities undertaken.

Voting Guidelines

Newton has established overarching voting guidelines which inform our ultimate voting decision, based on guidance established by internationally recognized governance principles including the OECD Corporate Governance Principles, the ICGN Global Governance Principles, the UK Investment Association's Principles of Remuneration and the UK Corporate Governance Code, in addition to other local governance codes.

All voting decisions are based on Newton's voting guidelines. We have used the services of an independent voting service provider to translate these guidelines into explicit voting actions forming a bespoke voting policy for Newton. This policy will be applied to all our votable holdings, enabling a universal approach to our voting while allowing us to deploy in-depth case-by-case analysis from the stewardship team for those issuers and/or proposals which merit greater focus due to the materiality of our investment or the importance of the issue at hand (e.g., shareholder resolution, corporate action, related-party transactions). In these instances, communication with or input from the wider investment team may be sought, as well as, if relevant, engagement with the company. The stewardship team retains the ultimate discretion to deviate the vote instruction from Newton's bespoke policy's recommendation.

Our active approach to voting means that our voting decisions reflect our investment rationale and the company's approach to relevant codes, market practices and regulations. These are applied to the company's unique situation, while also taking into account any explanations offered for why the company has adopted a certain position or policy.

Newton seeks to make proxy voting decisions that are in the best long-term financial interests of its clients and which seek to support investor value creation by supporting proposals that are consistent with our corporate governance views and investment case.

In general, voting decisions are taken consistently across all Newton's clients that are invested in the same underlying company. This is in line with Newton's investment process that focuses on the long-term success of the investee company. Further, it is Newton's intention to exercise voting rights in all circumstances where it retains voting authority. This may be hindered by various practical considerations. For instance, in certain markets, shares are "blocked" before the exercise of voting rights. Blocking consists of placing the stock on a register for a number of days spanning the meeting. During the share-blocked period, the shares cannot be traded freely.

In markets where share blocking is practiced, Newton will vote only when the resolution is not in shareholders' best interests and where restricting the ability to trade is not expected to adversely affect the value of clients' holdings. Another common barrier to voting is the requirement at market or company level for a Power of Attorney to be in place. In cases where our clients have not put these Powers of Attorney into place, we will not submit a vote.

Newton's Governance Principles and Voting Guidelines are available on our website and on demand.

Voting Procedures

All voting opportunities are communicated to Newton by way of an electronic voting platform. Moreover, the Stewardship Team has set up a series of email alerts and notifications on the electronic voting platform designed to ensure all meetings are voted in time and the significant holdings are captured and looked at internally.

The Stewardship team reviews the bespoke policy recommendation for all issuers and/or proposals which merit greater focus due to the materiality of our investment or the importance of the issue at hand (e.g., shareholder resolution, corporate action, related-party transactions) for matters of concern. Any such contentious issues identified may be referred to the appropriate global fundamental equity analyst or portfolio manager for comment.

An electronic voting service is employed to submit voting decisions.

Voting Service Providers

Newton utilizes an independent voting service provider for the purposes of managing upcoming meetings via its electronic platform, providing research and for implementing Newton's bespoke voting policy and issuing recommendations based on this policy.

Newton's external voting provider is subject to the requirements set by Newton's Vendor Management Oversight Group. As such, regular due diligence meetings are held and minutes maintained with this provider, which includes reviewing its operational performance, service quality, robustness of research and its internal controls, including management of its potential material conflicts of interest. In addition, and along with its other clients, Newton participates in consultations that seek specific feedback on proxy voting matters. This helps ensure alignment of interest between Newton's expectations and the voting recommendations provided by the external provider.

Acting Collectively

Subject to applicable law and reporting regulations, Newton will work collectively with other investors as well as trade associations, government bodies and non-governmental organizations to develop best practice, raise awareness of a concern or enhance the effectiveness of engagement activities. When considering action and also when acting collectively on a specific issue of concern with a company, we exercise caution in order to avoid situations of being unintentionally in receipt of Material Non-Public Information, breaching relevant anti-trust or anti-competitive rules and regulations, or being considered acting in concert with one or more other investors.

Conflicts of Interest

Where Newton acts as a proxy for its clients, a conflict could arise between Newton (including BNY funds or affiliate funds), the investee company and/or a client when exercising voting rights. Newton has in place procedures for ensuring potential material conflicts of interests are mitigated, while its clients' voting rights are exercised in their best interests. Newton seeks to avoid potential material conflicts of interest through:

I. the establishment of Newton's Governance Principles and Voting Guidelines, which are applied in an objective and consistent manner across client accounts, based on, the application of Newton's bespoke voting policy and analysis drawn from internal and external research, as applicable and without consideration of any Newton or BNY client relationship factors;

II. the establishment of an independent stewardship team, which executes Newton's proxy voting activities; and

III. internal oversight groups.

Where a potential material conflict of interest exists between Newton, BNY, the underlying company and/or a client, the voting recommendations of an independent third-party proxy service provider will be applied.

All instances where a potential material conflict of interest has been recognized and where Newton engages its proxy voting service provider are disclosed in our annual stewardship report.

Newton employees are required to identify any potential or actual conflicts of interest and take appropriate action to avoid or manage these and report them to Newton's Conflicts of Interest Committee for review. Further information can be found in Newton's Conflicts of Interest Policy (https://www.newtonim.com/global/special-document/conflict-of-interest-policy). Newton employees are required to identify any potential or actual conflicts of interest and take appropriate action to avoid or manage these and report them to Newton's Conflicts of Interest Committee for review. Further information can be found in Newton's Conflicts of Interest Policy.

Disclosures and Reporting

We publish two major reports each year: (i) our annual stewardship report which provides an overview of our approach to stewardship and provides case studies on our engagement, advocacy and voting activities; and (ii) a post-season voting report outlining our views and approach on key trends observed, an overview of how we voted on shareholder proposals, and case studies on significant holdings and high profile names.

We also publish our quarterly vote record which includes voting rationale for decisions not aligned with the recommendations of the underlying company's management and for decisions on all shareholder proposed resolutions.

Newton's Governance Principles and Voting Guidelines describes our approach to the exercise of voting rights and are available on our website and on demand.

Newton's Governance Principles and Voting Guidelines document and procedures is also summarized in its Form ADV, which is filed with the SEC and furnished to clients upon request. Newton will provide clients with a copy of its policies noted above upon request, as well as information on how their proxies were voted by Newton.

Securities Lending

Newton does not engage in securities lending on behalf of its clients; this activity is at the discretion of individual clients. For certain funds that are managed by BNY, and where Newton is appointed as investment manager or sub-advisor, the fund boards have entered into securities-lending programs. The nature of our relationship has allowed us to agree to a recommended list of restricted securities for the purposes of lending. This list is updated on a quarterly basis.

Controls, Record Keeping and Auditing

Newton has established a Sustainability Committee that oversees all aspects relating to sustainability at Newton, including Newton's investments, direct impacts and engagement with communities and engagement with financial markets (advocacy) regarding sustainability issues. This includes Newton's approach to the exercise of voting rights.

Records are kept of all voting decisions, including evidence of the submission and approval process which are subject to external audit. In addition, the Corporate Actions team reports monthly on critical risk indicators in relation to voting matters. Further, Compliance Monitoring carry out reviews of Newton's proxy voting policies and procedures on a risk-based approach to confirm Newton's compliance with this policy.

Fayez Sarofim & Co., LLC

Proxies are assets of Sarofim & Co.'s Clients that must be voted with diligence, care, and loyalty. Sarofim & Co. will vote each proxy in accordance with its fiduciary duty to its Clients. Sarofim & Co. will generally seek to vote proxies in a way that maximizes the value of Clients' assets. However, Sarofim & Co. will document and abide by any specific proxy voting instructions conveyed by a Client with respect to that Client's securities. However, there is an exception for proxies relating to securities that are held at the time Sarofim & Co. commences active management of the client's account and are sold immediately after Sarofim & Co. commences such active management and with respect to which no other accounts actively managed by Sarofim & Co. already hold that security (such securities being referred to as "Zero Holder Securities"). The policy of Sarofim & Co. is not to vote Zero Holder Securities.

The Proxy Coordinator coordinates Sarofim & Co.'s proxy voting process.

Paragraph (c)(ii) of Rule 204-2 under the Advisers Act requires Sarofim & Co. to maintain certain books and records associated with its proxy voting policies and procedures. The Proxy Coordinator will ensure that Sarofim & Co. complies with all applicable recordkeeping requirements associated with proxy voting.

Sarofim & Co. has retained Glass Lewis to assist in the proxy voting process. Reynaldo Reza, Chairman of the Proxy Committee, manages Sarofim & Co.'s relationship with Glass Lewis. Glass Lewis provides the following in connection with the voting of proxies by Sarofim & Co.: (i) analyses of proposals, (ii) vote recommendations, (iii) vote execution services and (iv) record keeping services. Glass Lewis provides its analyses of proposals and vote recommendations pursuant to and in accordance with the proxy voting guidelines furnished to it by Sarofim & Co.

The Proxy Coordinator ensures that Glass Lewis votes all proxies according to Clients' specific instructions and Sarofim & Co.'s general guidance, and retains all required documentation associated with proxy voting.

Absent specific Client instructions, Sarofim & Co. has adopted the following proxy voting procedures designed to ensure that proxies are properly identified and voted, and that any conflicts of interest are addressed appropriately.

The Proxy Coordinator receives an email notification when there is a new Client that needs to be added to Sarofim & Co.'s proxy voting. The Proxy Coordinator also receives a monthly list of all such new Clients.

The Proxy Coordinator receives the paper ballots or notification through Glass Lewis for specific opportunities to vote proxies. The Proxy Coordinator then downloads the recommendations from Glass Lewis for each proxy vote and forwards them to the individual analyst for voting direction.

In deciding how to vote proxies, Sarofim & Co. relies, for the most part, on: (i) the business judgment of the management and directors of the issuer of the security ("Issuer") and (ii) the fiduciary responsibilities that the Issuer's directors have with respect to the Issuer's shareholders. However, whenever Sarofim & Co. determines, based upon the information available to it, that management's recommendations do not appear to be in the best interests of the Issuer's shareholders, management's recommendations will not be followed in voting the proxies.

The analyst who is responsible for the research coverage of the Issuer reviews the particular proxy statement. Such review includes, but is not limited to, consideration of the Glass Lewis analyses and the Glass Lewis vote recommendations. Upon completion of the review, the analyst determines how the proxy vote should be cast. In the event that the analyst's vote recommendation differs from the Glass Lewis vote recommendation, the analyst must provide a written explanation of why the analyst's vote recommendation differs from the Glass Lewis vote recommendation. The written explanation of the vote recommendation difference must be reviewed and accepted by the Chairman of the Proxy Committee. If Chairman of the Proxy Committee and the analyst agree on the vote recommended by the analyst, the analyst's vote recommendation shall be final and binding.

If the Chairman of the Proxy Committee and the analyst cannot reach agreement on the vote recommended by the analyst, the matter is then considered by the Proxy Committee as a whole, and the decision of such group with respect to the vote becomes final and binding.

The Chairman of the Proxy Committee or Proxy Committee members will review any documentation associated with the proxy vote and evaluate the analyst's proposal. The Chairman of the Proxy Committee or Proxy Committee members may wish to consider, among other things:

• A vote's likely short-term and long-term impact on the Issuer;

• Whether the Issuer has responded to the subject of the proxy vote in some other manner;

• Whether the issues raised by the proxy vote would be better handled by some other action by, for example, the government or the Issuer;

• Whether implementation of the proxy proposal appears likely to achieve the proposal's stated objectives; and

• Whether the analyst's proposal appears consistent with Clients' best interests.

After taking a reasonable amount of time to consider the analyst's proposal, each of the Proxy Committee members will make a recommendation regarding the proxy vote. The Chairman of the Proxy Committee will record each member's recommendation, and the proxy will be voted according the recommendations of a majority of the Committee's members.

Neither the analyst nor any member of the Proxy Committee involved in the consideration of the vote may be a person (an "Interested Person") who is (i) an officer or director of the Issuer, (ii) a shareholder beneficially owning 5% or more of the outstanding securities of any class of the Issuer or (iii) otherwise interested in any way (other than beneficial ownership of less than 5% of the outstanding securities of any class of the Issuer) in the outcome of the vote to be held with respect to that security.

The following examples are meant to help identify other potential conflicts:

• Sarofim & Co. provides investment advice to an Issuer (i.e., publicly traded company). Sarofim & Co. receives a proxy solicitation from that Issuer, or from a competitor of that Issuer;

• Sarofim & Co. provides investment advice to an officer or director of an Issuer. Sarofim & Co. receives a proxy solicitation from that Issuer, or from a competitor of that Issuer;

• Sarofim & Co. or an affiliate has a financial interest in the outcome of a proxy vote, such as when Sarofim & Co. is asked to vote on a change in Rule 12b-1 fees paid by a mutual fund to investment advisers, including Sarofim & Co.;

• An issuer or some other third party offers Sarofim & Co. or an Employee compensation in exchange for voting a proxy in a particular way;

• An Employee, or a member of an Employee's household, has a personal or business relationship with an Issuer. Sarofim & Co. receives a proxy solicitation from that Issuer; and

• Sarofim & Co. or its Covered Persons have a short position in an Issuer, but Sarofim & Co.'s Clients have a long position in the same Issuer. Sarofim & Co. receives a proxy solicitation from the Issuer.

When making any voting recommendation, the analyst must certify that he or she is not an Interested Person. If the analyst is an Interested Person, the Proxy Committee shall appoint another analyst who is not an Interested Person to conduct the review. If all investment members of the Proxy Committee are all Interested Persons, the Board of Directors of Sarofim & Co. shall appoint an individual who is not an Interested Person to participate in the required review of an analyst's vote recommendation. The individual making the voting recommendation must certify that he or she is not an Interested Person.

Sarofim & Co. will not neglect its proxy voting responsibilities, but Sarofim & Co. may abstain from voting if it deems that abstaining is in its Clients' best interests. For example, Sarofim & Co. may be unable to vote securities that have been lent by the custodian. The Chairman of the Proxy Committee will prepare and maintain memoranda describing the rationale for any instance in which Sarofim & Co. does not vote a Client's proxy.

The final proxy voting decision is provided to the Proxy Coordinator who places the vote online through Glass Lewis. The Proxy Coordinator or Glass Lewis will retain the following information in connection with each proxy vote:

• the Issuer's name;

• the security's ticker symbol or CUSIP, as applicable;

• the shareholder meeting date;

• the number of shares that Sarofim & Co. voted;

• a brief identification of the matter voted on;

• whether the matter was proposed by the Issuer or a security-holder;

• whether Sarofim & Co. cast a vote;

• how Sarofim & Co. cast its vote (for the proposal, against the proposal, or abstain);

• whether Sarofim & Co. cast its vote with or against management;

• a list of ballots and shares voted; and

• any back-up documentation.

Sarofim & Co. may vote the same proxy in two directions only if a Client has specifically asked Sarofim & Co. to vote his/her shares a certain way. If Sarofim & Co. votes the same proxy in two directions, the Proxy Coordinator will maintain documentation describing the reasons for each vote (e.g., Sarofim & Co. believes that voting with management is in Clients' best interests, but Client X gave specific instructions to vote against management) in the file of the Client that requested the specific vote.

Any attempt to influence the proxy voting process by Issuers or others not identified in these policies and procedures should be promptly reported to the CCO. Similarly, any Client's attempt to influence proxy voting with respect to other Clients' securities should be promptly reported to the CCO.

Proxies received after a Client terminates its advisory relationship with Sarofim & Co. will not be voted. The Proxy Coordinator will promptly return such proxies to the sender, along with a statement indicating that Sarofim & Co.'s advisory relationship with the Client has terminated, and that future proxies should not be sent to Sarofim & Co.

Walter Scott & Partners Ltd.

Proxy Voting Policy

Considered proxy voting strengthens our ability to be engaged, active owners of companies on behalf of our clients. It helps us to promote effective corporate governance and the prioritization of long-term shareholder value creation.

Voting complements our engagement with leadership teams by allowing us to express our views on specific issues, and to contribute to initiating change when required to protect and promote the best interests of our clients.

It is, in our view, a key lever in our ability to be effective stewards of shareholder capital. For these reasons, we have a strong preference for being given full discretionary voting authority by our clients.

We carefully consider management's views when determining how to vote at shareholder meetings but our decision is always subject to our assessment of the likely client impact.

While we aim to vote at every shareholder meeting and on every resolution, this is on a 'best endeavors' basis and may not always be possible. Instances where we might not be able to vote include, but are not limited to, the following:

• Where the client has directed stock lending. Walter Scott does not undertake stock lending. Any such arrangement rests solely with clients and their appointed custodian. Walter Scott generally does not ask clients to recall stock on loan in order to vote.

• Where the necessary power of attorney is not in place.

• When the proxy voting documentation is not delivered in a timely manner by the custodian.

• Where jurisdictional restrictions are applicable, such as excluded markets.

As proxy voting can be an effective feedback mechanism, when voting against management recommendations we typically notify the company in question, outlining our rationale for the decision.

To ensure that we have all the necessary information on an Annual General Meeting or Extraordinary General Meeting, we receive documentation on forthcoming votes from custodians and receive meeting analysis from an external proxy voting advisory service. We consider third party recommendations for information purposes but arrive at voting decisions independently, based on company meeting materials and, where required, engagement with the company for additional information.

Monitoring, Review and Escalation of Proxy Voting

The Stewardship and Sustainability team in Research Operations team is responsible for managing the day-to-day proxy voting process. The team works with stock champions to ensure voting is consistent and aligned with our approach.

Voting is overseen by the Proxy Voting & Engagement Group (PVEG), a subgroup of the Investment Stewardship and Sustainability Committee (ISSC). All votes are signed off by one of the Co-Chairs of the ISSC, the Head of Research, the Head of Research Operations or in their absence a Director of Walter Scott. The PVEG reviews proxy voting decisions on a periodic basis.

The PVEG will determine our approach to voting on contentious or sensitive issues, or items that are not expressly covered in our policy or where further guidance has been requested by a member of the Research Team.

In the event that there is not agreement between the PVEG and the relevant stock champion on our proposed approach to voting, or where there is a particularly material or contentious issue, or a recommendation to vote in a manner that is contrary to our Proxy Voting Policy, the final decision will be escalated to the ISSC.

Conflicts of Interest

Potential conflicts of interest may arise when we exercise our discretionary proxy voting authority on behalf of clients. For example, several of our clients are corporate-sponsored pension schemes associated with companies in which we invest.

Walter Scott as a firm, or senior employees of the firm, could potentially have business or personal relationships with companies or stakeholders involved with the proxies that we are voting. This could be, for example, the issuer, proxy solicitor or a shareholder activist.

This is not an exhaustive list and we may encounter additional conflicts when exercising our discretionary proxy voting authority. We have designed our Proxy Voting Policy and pre-established voting procedures to ensure that only the interests of our clients influence our voting decisions. In the event of a potential conflict, the matter is referred to the PVEG to confirm whether the voting position in question is consistent with the Proxy Voting Policy.

If the PVEG determines that a vote cannot be made consistent with the Proxy Voting Policy due to an actual or perceived conflict of interest e.g. if the proxy proposal is not addressed by our pre-established voting guidelines or the conflict is too great, the group will not approve voting. Instead, it will consider options deemed necessary and appropriate to manage the conflict and act in the best interests of clients including, but not limited to, seeking voting direction or consent from clients.

Voting Guidelines

While we consider all votes on a case-by- case basis, we have guidelines in place for specific issues.

Boards & Directors

Board Composition

We expect boards to be comprised of individuals who collectively bring a range of skills, external experience, support and challenge to the boardroom. We generally prefer to see an independent chair of the board and / or an independent lead director (with the authority to convene the independent directors when appropriate).

We generally presume directors are not independent if they have served on the board for ten or more years and we do not consider representatives of shareholders or former company executives to be independent.

Whilst we take into account that corporate governance standards and expectations vary between regions, we typically expect a minimum of 50% of independent directors on the board for non-controlled companies. Controlled companies should generally seek to link board independence levels to the economic stake held by minority shareholders. We may engage with companies in the first instance where board independence is in question. If a company is unable to justify the apparent lack of independence, we are likely to vote against the election of all non-independent directors, and / or against the chair of the board where we have material concerns.

We will consider supporting resolutions aimed at increasing board diversity if these are in the best long-term interests of shareholders. We generally expect to see diversity on boards and may engage with companies where this is not the case.

Board Committees

Where there are separate committees to oversee remuneration, audit, nomination and other topics, we may vote against chairs or members where we have concerns about independence, skills, commitment or the matters overseen by the committee. Our preference is for 100% independent audit and remuneration committees wherever feasible. For non-controlled companies, we expect to see a minimum of 50% of independent directors on remuneration, audit and nominations committees and an independent committee chair. Where this standard is not met, we may engage in the first instance, but should that prove ineffective we are likely to vote against non-independent committee members, the chair of the nominations committee and / or the chair of the board or take any other voting action deemed to be appropriate.

Director Commitment & Attendance

When voting on directorships, we give consideration to other commitments and the extent to which these might compromise the director's ability to carry out their responsibilities. If we believe a director is not fully committed to their role, we will typically seek to engage with the company in the first instance. If a director persistently fails to attend board and / or committee meetings without a satisfactory explanation, we will consider voting against the re-election of that individual or against the chair of the nominations committee and / or the chair of the board if deemed to be appropriate.

Classified/Staggered Boards & Voting Standards

We generally support declassification of boards and simple majority voting (as opposed to cumulative voting) for director elections. The provision for annual director election by shareholders is, in our view, typically in the best long- term interests of clients.

Audit

The selection of an external auditor should ideally be subject to annual shareholder approval. There should be transparency in advance of an audit tender so that shareholders can engage with the company in relation to the process should they wish to do so. It is our preference that the audit firm should be periodically changed. If this is not expected market practice in the relevant region where the company is headquartered, then we would expect that the lead audit partner be rotated periodically or we may vote against the re-election of the external auditor and / or vote against the chair of the audit committee.

We further expect that there is an appropriate balance between audit and non-audit fees paid to the respective audit firm and will generally vote against the re-election of the external auditor and / or the chair of the audit committee if the non-audit fees exceed 50% of total fees payable in a calendar year without reasonable explanation.

Remuneration

Disclosure

Remuneration disclosure should be transparent and understandable, facilitating comparability and accountability. We will typically vote against remuneration disclosure that fails to meet these standards.

Executive Remuneration

It is our preference for executive remuneration to be designed to align the interests of management and directors with long-term shareholders and durable value creation.

We generally vote in favor of compensation plans that we consider to be clear, robust and proportionate. We will consider voting against proposals that appear permissive or excessive within the context of relevant sector and market practices, and with respect to any company specific circumstances.

We have a preference for an annual vote on executive compensation. This helps to ensure ongoing alignment between management's remuneration and the interests of shareholders.

Non-Executive Remuneration

The board as a whole should determine levels of pay for non-executive directors and the non-executive chair in such manner as to ensure alignment with shareholders' interests, taking independent advice where appropriate to encourage objectivity. Performance- based pay or share options should not typically be granted to non-executive directors and non-executive chairs. We may vote against compensation plans that fail to meet these standards or alternatively consider voting against the chair of the remuneration committee and / or the chair of the board if deemed to be appropriate.

Employee Stock Purchase Plans

We typically support employee stock plans that align with the interests of shareholders and are appropriate in quantum. We may vote against employee stock plans that fail to meet these standards or alternatively consider voting against the chair of the remuneration committee if deemed to be appropriate.

Changes to Capital Structure

Raising Equity

We tend to vote against proposals that allow management to raise equity if the potential dilution* exceeds 10% and no specific reason for the capital increase is given. If a specific reason is given, then we will evaluate each proposal on its merits.

Pre-emptive Rights

We generally vote against proposals to waive shareholders' pre-emptive rights to participate in a capital increase if the potential dilution* exceeds 10%. We may accept waiving of pre-emptive rights in certain situations such as the creation of shares to pay for acquisitions or to reward staff and will evaluate each proposal on its merits.

Share Repurchases and Reissuance

We will typically approve proposals asking for permission to repurchase shares. Furthermore, we will generally vote for proposals to authorize the reissuance of previously repurchased shares as long as the potential dilution* is less than 10%.

*Potential dilution is calculated as (authorized shares less outstanding shares) / outstanding share count.

Takeover Protection

We will generally vote against anti-takeover proposals or other 'poison pill' arrangements which can provide undue protection to entrenched management teams, including the authority to grant shares for such purposes.

Protection of Shareholder Rights

Voting Structures

Our preference is for a 'one share, one vote' structure for ordinary or common shares. We discourage any divergence from this approach, such as the adoption of dual class or otherwise unequal share structures, as that gives certain shareholders influence or control disproportionate to their economic interests. In the event that such voting structures already exist, we encourage disclosure and explanation and favor the use of 'sunset' mechanisms. We further encourage commensurate extra protections for minority shareholders (particularly in the event of a takeover bid) and have a strong preference for controlling shareholders to recuse themselves from votes where there is a potential conflict of interest and from advisory votes where it would be beneficial to determine the view of minority investors.

Related-Party Transactions

We consider management's guidance on related-party transactions and we will vote in favor if the resolution aligns with the long-term best interests of shareholders.

Miscellaneous

Annual Report and Accounts and Disclosure Expectations

We have a preference that company Annual Report and Accounts and proxy voting materials are available in English.

Allocation of Income and Dividends

We may consider voting against proposals where the dividend allocation is below what we consider to be appropriate and the company retains significant cash on its balance sheet without adequate explanation. We may vote against proposals if a company has not specified the dividend allocation.

Vague or Poorly Defined Proposals

Where proposals are vague or poorly defined, we generally seek clarification from the company. If this is not forthcoming, we may vote against the proposal.

Political Donations

We generally oppose proposals asking for permission to make political donations. In certain markets (such as the UK) where there is a legal requirement to seek pre-approval from shareholders for all political donations, we will typically support proportionate requests that are designed to protect the company against inadvertent or unauthorized donations. In these circumstances we expect the company to clearly state in their notice of meeting that they do not intend to make any political donations and to have appropriate policies in place to manage the risk of inadvertent or unauthorized political donations.

Pledging of Shares

We generally discourage the pledging of stock by management and directors of investee companies.

Bundled Resolutions

We review bundled resolutions on a case- by-case basis and encourage unbundling.

ESG Issues and Shareholder Proposals

We consider ESG-related resolutions and shareholder proposals, including those relating to climate risk, on a case-by-case basis, taking account of management recommendation. We will generally vote in favor of shareholder proposals that encourage companies to enhance their understanding and management of material sustainability risks and opportunities, and which are in the long-term interests of shareholders.

Ad-Hoc Items

We generally vote against proposals requesting approval for ad-hoc items.

Material Votes

Where the firm believes a resolution is material, in that the outcome could significantly affect the long-term investment return, on a best efforts basis Walter Scott will generally seek to ask clients who lend stock to recall any stock on loan.

Proxy Voting Disclosure

We publish aggregate quarterly voting data on our website alongside quarterly resolution level data. Our annual Sustainability report also includes aggregate annual voting data.

Ownership & Review

This policy is owned by Walter Scott's Investment Management Committee and is reviewed on an annual basis.

DREYFUS TREASURY OBLIGATIONS CASH MANAGEMENT

(formerly, Dreyfus Treasury & Agency Cash Management)

(formerly, Dreyfus Treasury Cash Management)

PART C. OTHER INFORMATION

_________________________

Item 28. Exhibits

(a)(1) Registrant's Amended and Restated Agreement and Declaration of Trust, dated January 6, 1994, is incorporated by reference to Exhibit (a)(1) of Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A, filed May 29, 2025 ("Post-Effective Amendment No. 68").

(a)(2) Articles of Amendment (redesignating Dreyfus Treasury Cash Management as Dreyfus Treasury & Agency Cash Management), dated February 27, 2008, is incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A, filed on May 29, 2018.

(a)(3) Articles of Amendment (redesignating Dreyfus Treasury & Agency Cash Management as Dreyfus Treasury Obligations Cash Management), dated July 1, 2019, is incorporated by reference to Exhibit (a)(3) of Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A, filed on May 28, 2020 ("Post-Effective Amendment No. 59").

(a)(4) Certificate of Amendment (designating Service and Wealth shares), dated November 10, 2020, is incorporated by reference to Exhibit (a)(4) of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A, filed on November 16, 2020 ("Post-Effective Amendment No. 63").
(b) Registrant's By-Laws Amended and Restated August 13, 1015.*

(c) N/A

(d)(1) Management Agreement between the Registrant and BNY Mellon Investment Adviser, Inc., dated August 24, 1994, amended as of September 1, 2023, is incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 67 to the Registration Statement on Form N-1A, filed on May 30, 2024 ("Post-Effective Amendment No. 67").

(d)(2) Sub-Investment Advisory Agreement between BNY Mellon Investment Adviser, Inc. and Dreyfus, a Division of Mellon Investments Corporation, dated September 1, 2023, is incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 67.

(d)(3) Expense Limitation and Fee Waiver Agreement between the Registrant and BNY Mellon Investment Adviser, Inc.*

(e)(1) Amended and Restated Distribution Agreement between the Registrant and BNY Mellon Securities Corporation, dated June 3, 2019, is incorporated by reference to Exhibit (e)(1) of Post-Effective Amendment No. 59.

(e)(2) Form of Service Agreement is incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A, filed on May 31, 2022.

(e)(3) Forms of Broker-Dealer Selling Agreement is incorporated by reference to Exhibit (e)(3) of Post-Effective Amendment No. 59.

(e)(4) Forms of Bank Selling Agreement is incorporated by reference to Exhibit (e)(4) of Post-Effective Amendment No. 59.

(f) N/A

(g)(1) Custody Agreement between the Registrant and The Bank of New York Mellon, dated January 1, 2011, is incorporated by reference to Exhibit (g)(1) of Post-Effective Amendment No. 37.

(g)(2) Amendment to the Custody Agreement between the Registrant and The Bank of New York Mellon, dated October 1, 2013, is incorporated by reference to Exhibit (g)(2) of Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A, filed on May 28, 2014.

(g)(3) Second Amendment to Custody Agreement between the Registrant and The Bank of New York Mellon, dated December 22, 2016, is incorporated by reference to Exhibit (g)(3) of Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A, filed on May 26, 2017.

(g)(4) Third Amendment to Custody Agreement between the Registrant and The Bank of New York Mellon, dated April 1, 2023, is incorporated by reference to Exhibit (g)(4) of Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A, filed May 31, 2023.

(g)(5) Revised Schedule 1 to the Custody Agreement, reflecting the addition of new Funds.*

(g)(6) Sub-Custodian Agreement, dated July 29, 1986, is incorporated by reference to Exhibit (8)(b) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on October 5, 1995 ("Post-Effective Amendment No. 11").

(g)(6) Form of Subcustodial Undertaking is incorporated by reference to Exhibit (g)(3) of Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A, filed on May 28, 2010.

(h)(1) Shareholder Services Plan, effective May 31, 2019, amended November 16, 2020, is incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 63.

(h)(2) Amended and Restated Transfer Agency Agreement between the Registrant and BNY Mellon Transfer, Inc., effective January 1, 2025 is incorporated by reference to Exhibit (a)(1) of Post-Effective Amendment No. 68.

(h)(3) Amendment to Revised Amended and Restated Transfer Agency Agreement, reflecting the addition of new Funds.*

(h)(4) Administrative Services Plan (relating to Participant shares and Service shares),effective May 31, 2019, amended November 16, 2020, is incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 63.

(i) Opinion and Consent of Registrant's counsel, dated July 29, 1986, is incorporated by reference to Exhibit (10) of Post-Effective Amendment No. 11.

(j) Consent of Independent Registered Public Accounting Firm.*

(k) N/A

(l) N/A

(m) N/A

(n)(1) Rule 18f-3 Plan, dated May 11, 1995, amended as of May 8, 2024, is incorporated by reference to Exhibit (n)(2) of Post-Effective Amendment No. 67.

(o) N/A

(p)(1) Revised Code of Ethics adopted by the Registrant, BNY Mellon Investment Adviser, Inc., The Bank of New York Mellon and Mellon Investment Corporation, effective date March 31, 2021, is incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A, filed on May 27, 2021.

(p)(2) Code of Ethics of the Nonmanagement Board Members of BNY Mellon Family of Funds is incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 59.

 Other Exhibits

(1) Power of Attorney.*

____________

*Filed herewith.

EX-101.INS XBRL Instance Document – the instance document does not appear on the Interactive Data File because its XBRL tags are embedded within the Inline XBRL document.

EX-101.SCH XBRL Taxonomy Extension Schema Document.

EX-101.DEF XBRL Taxonomy Extension Definition Linkbase Document.

EX-101.LAB XBRL Taxonomy Extension Labels Linkbase Document.

EX-101.PRE XBRL Taxonomy Extension Presentation Linkbase Document.

Item 29. Persons Controlled by or Under Common Control with Registrant:

None.

Item 30. Indemnification:

The Registrant's charter documents set forth the circumstances under which indemnification shall be provided to any past or present Board member or officer of the Registrant. The Registrant also has entered into a separate agreement with each of its Board members that describes the conditions and manner in which the Registrant indemnifies each of its Board members against all liabilities incurred by them (including attorney's fees and other litigation expenses, settlements, fines and penalties), or which may be threatened against them, as a result of being or having been a Board member of the Registrant. These indemnification provisions are subject to applicable state law and to the limitation under the Investment Company Act of 1940, as amended, that no board member or officer of a fund may be protected against liability for willful misfeasance, bad faith, gross negligence or reckless disregard for the duties of his or her office. Reference is hereby made to the following:

Article Seventh of the Registrant's Articles of Incorporation and any amendments thereto, Article VIII of Registrant's Amended and Restated By-Laws, Section 2-418 of the Maryland General Corporation Law and Section 1.10 of the Distribution Agreement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31(a). Business and Other Connections of Investment Adviser:

BNY Mellon Investment Adviser, Inc. ("BNYIA") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser, manager and distributor for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. BNYIA also serves as sub-investment adviser to and/or administrator of other investment companies. BNY Mellon Securities Corporation, a wholly-owned subsidiary of BNYIA, serves primarily as a registered broker-dealer of shares of investment companies sponsored by BNYIA and of other investment companies for which BNYIA acts as investment adviser, sub-investment adviser or administrator.

Item 31 (b) Business and Other Connections of Sub-Investment Advisers.

Dreyfus, a division of Mellon Investments Corporation, serves as sub-adviser to the fund. The Registrant is fulfilling the requirement of this Item 31 to provide a list of the officers and directors of Mellon Investments Corporation, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by Mellon Investments Corporation, or those of its officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940 by Mellon Investments Corporation (SEC File No. 801-19785).

Item 31. Business and Other Connections of Investment Adviser (continued)
Officers and Directors of Investment Adviser

	Name and Position With BNY Mellon Investment Adviser, Inc.	Other Businesses	Position Held	Dates

	Kenneth Bradle Vice President and Director	BNY Mellon Investment Adviser, Inc. ++	Director Vice President	10/20 – Present 6/19 – Present

		BNY Mellon Securities Corporation++	Director President	10/20 – Present 5/09 – Present

		BNY Mellon Transfer, Inc.++	Chairman Director	6/19 – Present 10/20 – Present

		The Bank of New York Mellon++	Vice President	2/21 – Present

David DiPetrillo Vice President and Director	BNY Mellon Advisors, Inc. †††††††	Director	12/23 – Present

	BNY Mellon Asset Management Canada Ltd. ********	Director	3/23 – Present

	BNY Mellon ETF Investment Adviser, LLC++	Chief Executive Officer Manager	12/23 – Present 10/20 – Present

	BNY Mellon ETF Trust++	President	3/20 – Present

	BNY Mellon ETF Trust II++	President	6/24 – Present

	BNY Mellon Family of Funds++	President	1/21 – Present

	BNY Mellon Investment Adviser, Inc. ++	Director and Vice President	2/21 – Present

	BNY Mellon Investor Solutions, LLC*	Manager	1/20 – 1/24

	BNY Mellon Securities Corporation++	Director and Executive Vice President	1/21 – Present

Name and Position With BNY Mellon Investment Adviser, Inc.	Other Businesses	Position Held	Dates

	GRR Commodity Fund Ltd. #########	President Director	8/21 – Present 10/21 – 2/23

	The Bank of New York Mellon++	Vice President	1/20 – Present

Bushra Mannan Vice President and Director	Alternative Holdings II, LLC**	Manager President	3/23 – Present 7/23 – Present

	BNY Mellon Investment Adviser, Inc. ++	Director Vice President	8/23 – Present 12/21 – Present

	CenterSquare Investment Management Holdings, Inc. +++	Director	3/23 – 2/25

	GRR Commodity Fund Ltd. #########	Director	2/23 – Present

	Mellon Global Investing Corp.+	Chair, Chief Executive Officer, and President Director	11/23 – Present 6/23 – Present

	The Bank of New York Mellon++	Director	1/22 – Present

	MBC Investments Corporation	Director	5/26 – Present

Irene Papadoulis Director	BNY Mellon Investment Adviser, Inc. ++	Director	8/23 – Present
	BNY Mellon Securities Corporation++	Director Executive Vice President	3/23 – Present 1/06 – Present

	BNY Mellon Transfer, Inc. ++	Director	2/24 – Present
		President	12/12 – Present

	The Bank of New York Mellon++	Vice President	9/19 – Present

Kimberly MacKenzie-Perman Director	BNY Mellon Investment Adviser, Inc. ++	Director	5/26 – Present

	BNY Mellon Securities Corporation	Agent	1/26- Present

	BNY Mellon Advisors, Inc.	Chief Financial Officer	3/24-Present

	Mellon Investments Corporation	Chief Financial Officer Senior Director	2/23-Present 12/24 -Present

	BNY Mellon International Asset Management (Holdings) Limited	Director	8/24-Present

	BNY Mellon Investment Management Europe Holdings Limited	Director	11/25-Present

Name and Position With BNY Mellon Investment Adviser, Inc.	Other Businesses	Position Held	Dates

	MBC Investments Corporation	Director	2/25-Present

	Mellon Global Investing Corp.	Director	8/24-Present

	BNY Mellon Investment Management Holdings LLC	Manager Vice President	11/25-Present 12/25-Present

	MBC Investments Corporation	Vice President	2/25-Present

Peter M. Sullivan Chief Legal Officer	BNY Mellon Family of Funds++	Chief Legal Officer Vice President and Assistant Secretary	7/21 – Present 6/19 – Present

	BNY Mellon ETF Trust++	Chief Legal Officer Vice President and Assistant Secretary	7/21 – Present 3/20 – Present

	BNY Mellon ETF Trust II++	Chief Legal Officer Vice President and Assistant Secretary	6/24 – Present 6/24 – Present

	BNY Mellon Funds Trust++	Chief Legal Officer Vice President and Assistant Secretary	7/21 – Present 3/19 – Present

	BNY Mellon Investment Adviser, Inc.++	Chief Legal Officer	7/21 – Present

John Hunter Chief Compliance Officer
	BNY Mellon Investment Adviser, Inc.	Chief Compliance Officer	1/26 – Present

	BNY Mellon Securities Corporation	Chief Compliance Officer	1/26 – Present

Gregory Pasquale Chief Financial Officer

	BNY Mellon Investment Adviser, Inc.++	Chief Financial Officer	1/21 – Present

	BNY Mellon Securities Corporation++	Chief Financial Officer and Treasurer	1/21 – Present

	BNY Mellon Transfer, Inc. ++	Chief Financial Officer and Treasurer	1/21 – Present

Joseph Pigott Chief Risk Officer	BNY Mellon Advisors, Inc. †††††††	Chief Risk Officer	5/24 – Present
	BNY Mellon Investment Adviser, Inc.++	Chief Risk Officer	3/24 – Present

	BNY Mellon Securities Corporation++	Chief Risk Officer	2/24 – Present

Name and Position With BNY Mellon Investment Adviser, Inc.	Other Businesses	Position Held	Dates

Ping Jiang Director of Investment Oversight	BNY Mellon Investment Adviser, Inc. ++	Director of Investment Oversight	8/24 – Present

Peter Arcabascio Vice President – Distribution	BNY Mellon Investment Adviser, Inc.++	Vice President – Distribution	7/16 – Present
	BNY Mellon Securities Corporation++	Executive Vice President	3/18 – Present

	The Bank of New York Mellon++	Vice President	7/09 – Present

James Windels Vice President and Director	BNY Mellon ETF Trust++	Treasurer	3/20 – Present
	BNY Mellon ETF Trust II++	Treasurer	6/24 – Present

	BNY Mellon ETF Investment Adviser, LLC++	Vice President	7/22 – Present

	BNY Mellon Family of Funds++	Treasurer	11/01 – Present
	BNY Mellon Funds Trust ++	Treasurer	11/01 – Present
	BNY Mellon Investment Adviser, Inc.++	Director	2/23 – Present
		Vice President	9/20 – Present

	BNY Mellon Securities Corporation++	Vice President	1/06 – Present

	GRR Commodity Fund Ltd. #########	Treasurer	8/19 – Present

Joseph Martella Vice President	BNY Mellon Family of Funds++	Vice President	3/22 – Present
	BNY Mellon ETF Trust++	Vice President	3/22 – Present

	BNY Mellon ETF Trust II++	Vice President	6/24 – Present

BNY Mellon Investment Adviser, Inc. ++	Vice President	12/22 – Present

	GRR Commodity Fund Ltd. #########	Vice President	2/23 – Present

Michael Stalzer	BNY Mellon Investment Adviser, Inc. ++	Vice President	4/24 – Present
Vice President
	The Bank of New York Mellon++	Vice President	3/22 – Present

Jarrod McElhinney	BNY Mellon Investment Adviser, Inc. ++	Vice President – Human Resources	5/26- Present
Vice President – Human Resources

Robert Pomeroy Senior Vice President – Derivative Risk Management	BNY Mellon Investment Adviser, Inc. ++	Vice President – Derivative Risk Management	12/21 – 1/26

Name and Position With BNY Mellon Investment Adviser, Inc.	Other Businesses	Position Held	Dates

	BNY Mellon Investment Adviser, Inc. ++	Senior Vice President - Derivative Risk Management	1/26-Present

Lili Tian Vice President – Liquidity Risk Management	BNY Mellon Investment Adviser, Inc. ++	Vice President – Liquidity Risk Management	1/26-Present

Karan Sharma Vice President - Derivative Risk & Liquidity Risk Management	BNY Mellon Investment Adviser, Inc. ++	Vice President - Derivative Risk & Liquidity Risk Management	1/26- Present

Sneh Shah Vice President – Investment Oversight	BNY Mellon Investment Adviser, Inc. ++	Vice President – Investment Oversight	1/26-Present

Vivian Herrera Vice President – Tax	1784 Alternatives IP, LLC++	Assistant Treasurer – Tax	6/24 – Present
	1784 Alternatives Management, LLC++	Assistant Treasurer – Tax	8/24 – Present

	Agency Brokerage Holding LLC**	Vice President – Tax	5/21 – 9/23

Alternative Holdings I, LLC**	Assistant Treasurer – Tax	5/21 – 9/25

Alternative Holdings II, LLC**	Assistant Treasurer – Tax	5/21 – Present

AP Residential Realty, Inc. †††††	Assistant Treasurer – Tax	5/21 – Present

Archer Holdco, LLC^^^^	Assistant Treasurer – Tax	11/24 – Present

Archer IMS, LLC^^^^	Assistant Treasurer – Tax	11/24 – Present

Asset Recovery IV, LLC**	Assistant Treasurer	5/21 – 4/23

Asset Recovery V, LLC**	Assistant Treasurer	5/21 – 4/23

Asset Recovery XIX, LLC**	Assistant Treasurer	5/21 – 4/23

Asset Recovery XX, LLC**	Assistant Treasurer	5/21 – 9/25

Asset Recovery XXII, LLC**	Assistant Treasurer	5/21 – 4/23

B.N.Y. Holdings (Delaware) Corporation#	Assistant Vice President – Tax	7/21 – Present

BNY Administrative Services LLC**	Assistant Treasurer –Tax	5/21 – Present

BNY Aurora Holding Corp. ++	Vice President	5/21 – Present

BNY Capital Corporation**	Vice President – Tax	7/21 – Present

BNY Capital Funding LLC++	Assistant Treasurer – Tax	4/21 – 3/24

Name and Position With BNY Mellon Investment Adviser, Inc.	Other Businesses	Position Held	Dates

Manager	3/22 – Present

BNY Capital Markets Holdings, Inc. ++	Assistant Treasurer – Tax	3/22 – Present

BNY Capital Resources Corporation++	Assistant Treasurer –Tax	5/21 – Present

BNY Foreign Holdings, Inc. ++	Vice President – Tax	1/22 – 8/23
Assistant Treasurer – Tax	8/23 – Present

BNY International Financing Corporation++	Vice President	1/25 – Present

BNY Investment Management Services LLC#	Assistant Treasurer –Tax	5/21 – Present

BNY Lease Equities (Cap Funding) LLC++	Assistant Treasurer –Tax	5/21 – Present

BNY Mellon Advisors, Inc. †††††††	Assistant Treasurer – Tax	5/21 – Present

BNY Mellon Capital Markets, LLC++	Assistant Treasurer –Tax	5/21 – Present

BNY Mellon ETF Investment Adviser, LLC++	Assistant Treasurer – Tax	5/21 – Present

BNY Mellon Government Securities Services Corp.++	Vice President –Tax	5/21 – Present

BNY Mellon Insurance Agency, Inc.++	Vice President – Tax	5/21 – Present

BNY Mellon Investment Adviser, Inc.++	Vice President – Tax	5/21 – Present

BNY Mellon Investment Management Holdings LLC#	Assistant Vice President –Tax	5/21 – Present

BNY Mellon Investment Servicing (US) Inc. **********	Assistant Treasurer – Tax	8/21 – Present

BNY Mellon Investment Servicing Trust Company#	Assistant Treasurer – Tax	8/21 – Present

BNY Mellon Investor Solutions, LLC*	Assistant Treasurer – Tax	7/21 – 1/24

BNY Mellon Performance & Risk Analytics, LLC++	Assistant Treasurer –Tax	5/21 – Present

BNY Mellon Securities Corporation++	Vice President - Tax	5/21 – Present

BNY Mellon Trust Company of Illinois	Assistant Treasurer – Tax	5/21 – Present

Name and Position With BNY Mellon Investment Adviser, Inc.	Other Businesses	Position Held	Dates

	BNY Mellon Trust of Delaware#	Assistant Treasurer	5/21 – Present

	BNY Mellon US Services Holdings LLC++	Assistant Treasurer - Tax	6/21 – Present

	BNY Mellon, National Association++	Vice President – Tax	10/23 – Present

	BNY Partnership Funding LLC++	Assistant Treasurer –Tax	5/21 – Present

	BNY Real Estate Holdings LLC++	Assistant Treasurer – Tax	4/21 – Present

	BNY Salvage Inc. ++	Assistant Treasurer –Tax	5/21 – Present

	BNY-N.J. II Corp. ++	Assistant Treasurer – Tax	8/21 – 9/24

	CenterSquare Investment Management Holdings, Inc.+++	Assistant Treasurer –Tax	5/21 – 2/25

	ClearSky Subsidiary, LLC++	Assistant Treasurer –Tax	11/24 – 8/25

	Colson Services Corp. ++	Assistant Treasurer –Tax	6/21 – Present

	Eagle Access LLC++	Assistant Treasurer –Tax	6/21 – Present

	Eagle Investment Systems LLC++	Assistant Treasurer –Tax	6/21 – Present

	ECM DE, LLC++	Assistant Treasurer –Tax	5/21 – Present

	iNautix (USA) LLC###	Assistant Treasurer – Tax	5/21 – 7/25

	Insight North America LLC++	Assistant Treasurer - Tax	5/21 – Present

	Madison Pershing LLC###	Assistant Treasurer – Tax	8/21 – Present

	MBC Investments Corporation#	Assistant Treasurer –Tax	5/21 – Present

	Mellon Financial Services Corporation #1+	Assistant Treasurer –Tax	5/21 – Present

	Mellon Global Investing Corp. +	Assistant Treasurer –Tax	5/21 – Present

	Mellon Hedge Advisors, LLC*	Assistant Treasurer	5/21 – 12/25

	Mellon Holdings LLC++	Assistant Treasurer – Tax	5/21 – Present

	Mellon Investments Corporation+	Vice President – Tax	10/21 – Present

	Mellon Leasing Corporation+	Assistant Treasurer –Tax	5/21 – Present

	Mellon Overseas Investment Corporation++	Assistant Treasurer –Tax	5/21 – Present

Name and Position With BNY Mellon Investment Adviser, Inc.		Other Businesses		Position Held	Dates

	Mellon Residential Funding Corporation+	Assistant Treasurer - Tax		5/21 – Present

	MUNB Loan Holdings, LLC**	Assistant Treasurer		5/21 – 9/25

	National Residential Assets Corp. ++	Assistant Treasurer –Tax		5/21 – Present

	Newton Investment Management North America, LLC^	Assistant Treasurer-Tax		5/21 – Present

	PAS Holdings LLC++	Assistant Treasurer – Tax		8/21 – Present

	pControl North America Inc. ^^	Assistant Treasurer – Tax		10/21 – Present

	Pershing Advisor Solutions LLC###	Assistant Treasurer –Tax		5/21 – Present

	Pershing Group LLC###	Assistant Treasurer –Tax		5/21 – Present

	Pershing Investments LLC++	Assistant Treasurer – Tax		8/21 – Present

	Pershing LLC###	Assistant Treasurer –Tax		5/21 – Present

	Pershing X, Inc. †††††††	Assistant Treasurer – Tax		7/21 – Present

	TBC Securities Co., Inc.*	Assistant Treasurer –Tax		5/21 – Present

	Technology Services Group, Inc.++	Assistant Treasurer – Tax Agent		12/21 – Present 12/21 – Present

	Tennessee Processing Center LLC++	Assistant Treasurer		3/22 – Present
		Agent		3/22 – 2/25

	The Bank of New York Mellon Trust Company, National Association+	Assistant Treasurer		5/21 – Present

	xBK LLC^^	Assistant Treasurer –Tax		5/21 – Present

Dennis Rimkunas Vice President – Tax	1784 Alternatives IP, LLC++	Assistant Treasurer – Tax		6/24 – Present
	1784 Alternatives Management, LLC++	Assistant Treasurer – Tax		8/24 – Present

	Agency Brokerage Holding LLC**	Vice President – Tax		8/22 – 9/23

		Alternative Holdings I, LLC**	Assistant Treasurer – Tax	9/22 – 9/25

		Alternative Holdings II, LLC**		Assistant Treasurer – Tax	9/22 – Present

	AP Residential Realty, Inc. †††††	Assistant Treasurer – Tax	11/22 – Present

	Archer Holdco, LLC^^^^	Assistant Treasurer – Tax	11/24 – Present

Name and Position With BNY Mellon Investment Adviser, Inc.	Other Businesses	Position Held	Dates

	Archer IMS, LLC^^^^	Assistant Treasurer – Tax	11/24 – Present

	Asset Recovery IV, LLC**	Assistant Treasurer	6/22 – 4/23

	Asset Recovery V, LLC**	Assistant Treasurer	6/22 – 4/23

	Asset Recovery XIX, LLC**	Assistant Treasurer	6/22 – 4/23

	Asset Recovery XX, LLC**	Assistant Treasurer	6/22 – 9/25

	Asset Recovery XXII, LLC**	Assistant Treasurer	6/22 – 4/23

	B.N.Y. Holdings (Delaware) Corporation#	Assistant Vice President – Tax	3/23 – Present

	BNY Administrative Services LLC**	Assistant Treasurer –Tax	6/22 – Present

	BNY Aurora Holding Corp. ++	Vice President	10/22 – Present

	BNY Capital Corporation**	Vice President – Tax	3/25 – Present

	BNY Capital Funding LLC++	Assistant Treasurer – Tax	3/22 – Present
	BNY Capital Markets Holdings, Inc. ++	Assistant Treasurer – Tax	3/25 – Present

	BNY Capital Resources Corporation++	Assistant Treasurer –Tax	3/22 – Present

	BNY Foreign Holdings, Inc. ++	Assistant Treasurer – Tax	8/23 – Present

	BNY International Financing Corporation++	Vice President	1/25 – Present

	BNY Investment Management Services LLC#	Assistant Treasurer –Tax	3/22 – Present

	BNY Lease Equities (Cap Funding) LLC++	Assistant Treasurer –Tax	4/22 – Present

	BNY Mellon Advisors, Inc. †††††††	Assistant Treasurer – Tax	3/22 – Present

	BNY Mellon Capital Markets, LLC++	Assistant Treasurer –Tax	9/22 – Present

	BNY Mellon ETF Investment Adviser, LLC++	Assistant Treasurer – Tax	7/22 – Present

	BNY Mellon IHC, LLC++	Assistant Treasurer – Tax	4/22 – Present

	BNY Mellon Investment Adviser, Inc.++	Vice President – Tax	4/25 – Present

	BNY Mellon Investment Management	Assistant Vice President	6/22 – Present

Name and Position With BNY Mellon Investment Adviser, Inc.	Other Businesses	Position Held	Dates

	Holdings LLC#	–Tax

	BNY Mellon Investment Servicing (US) Inc. **********	Assistant Treasurer – Tax	2/24 – Present

	BNY Mellon Investment Servicing Trust Company#	Assistant Treasurer – Tax	2/24 – Present

	BNY Mellon Performance & Risk Analytics, LLC++	Assistant Treasurer –Tax	12/22 – Present

	BNY Mellon Securities Corporation++	Vice President - Tax	7/22 – Present

	BNY Mellon Trust Company of Illinois	Assistant Treasurer – Tax	3/22 – Present

	BNY Mellon Trust of Delaware#	Assistant Treasurer	11/24 – Present

	BNY Mellon US Services Holdings LLC++	Assistant Treasurer - Tax	11/23 – Present

	BNY Mellon, National Association++	Vice President – Tax	10/23 – Present

	BNY Partnership Funding LLC++	Assistant Treasurer –Tax	3/22 – Present

	BNY Real Estate Holdings LLC++	Assistant Treasurer – Tax	5/22 – Present

	BNY Salvage Inc. ++	Assistant Treasurer –Tax	6/22 – Present

	BNY-N.J. II Corp. ++	Assistant Treasurer	8/23 – 9/24

	CenterSquare Investment Management Holdings, Inc.+++	Assistant Treasurer –Tax	12/22 – 2/25

	ClearSky Subsidiary, LLC++	Assistant Treasurer –Tax	11/24 – 8/25

	Colson Services Corp. ++	Assistant Treasurer –Tax	11/23 – Present

	Eagle Access LLC++	Assistant Treasurer –Tax	3/22 – Present

	Eagle Investment Systems LLC++	Assistant Treasurer –Tax	3/22 – Present

	ECM DE, LLC++	Assistant Treasurer –Tax	8/23 – Present

	iNautix (USA) LLC###	Assistant Treasurer – Tax	12/22 – 7/25

	Insight North America LLC++	Assistant Treasurer - Tax	4/22 – Present

	Madison Pershing LLC###	Assistant Treasurer – Tax	8/24 – Present

	MBC Investments Corporation#	Assistant Treasurer –Tax	5/22 – Present

Name and Position With BNY Mellon Investment Adviser, Inc.	Other Businesses	Position Held	Dates

	Mellon Financial Services Corporation #1+	Assistant Treasurer –Tax	12/23 – Present

	Mellon Global Investing Corp. +	Assistant Treasurer –Tax	12/22 – Present

	Mellon Hedge Advisors, LLC*	Assistant Treasurer	12/22 – 12/25

	Mellon Holdings LLC++	Assistant Treasurer – Tax	7/22 – Present

	Mellon Investments Corporation+	Vice President – Tax	2/23 – Present

	Mellon Leasing Corporation+	Assistant Treasurer - Tax	6/25 - Present

	Mellon Overseas Investment Corporation++	Assistant Treasurer –Tax	5/22 – Present

	Mellon Residential Funding Corporation+	Assistant Treasurer - Tax	11/22 – Present

	MUNB Loan Holdings, LLC**	Assistant Treasurer	7/23 – 9/25

	National Residential Assets Corp. ++	Assistant Treasurer –Tax	9/22 – Present

	Newton Investment Management North America, LLC^	Assistant Treasurer-Tax	4/22 – Present

	PAS Holdings LLC++	Assistant Treasurer – Tax	3/25 – Present

	pControl North America Inc. ^^	Assistant Treasurer – Tax	7/22 – Present

	Pershing Advisor Solutions LLC###	Assistant Treasurer –Tax	6/22 – Present

	Pershing Group LLC###	Assistant Treasurer –Tax	7/22 – Present

	Pershing Investments LLC++	Assistant Treasurer – Tax	2/25 – Present

	Pershing LLC###	Assistant Treasurer –Tax	7/22 – Present

	Pershing X, Inc. †††††††	Assistant Treasurer – Tax	4/22 – Present

	TBC Securities Co., Inc.*	Assistant Treasurer –Tax	12/22 – Present

	Technology Services Group, Inc.++	Assistant Treasurer – Tax	2/23 – Present

	Tennessee Processing Center LLC++	Assistant Treasurer– Tax	3/22 – Present

	The Bank of New York Mellon Trust Company, National Association+	Assistant Treasurer	12/22 – Present

	xBK LLC^^	Assistant Treasurer –Tax	12/22 – Present

Name and Position With BNY Mellon Investment Adviser, Inc.	Other Businesses	Position Held	Dates

	Alternative Holdings II, LLC	Assistant Treasurer – Tax	9/25 – Present

	B.N.Y. Holdings (Delaware) Corporation#	Vice President	9/08 – Present

	BNY Administrative Services LLC**	Manager	11/15 – Present
		Vice President	11/15 – Present

		Assistant Treasurer –Tax	8/25 – Present

Reza Sarmasti	BNY Aurora Holding Corp. ++	Vice President	5/06 – Present
Vice President – Tax

	BNY Capital Corporation**	Vice President	4/08 – Present

	BNY Capital Funding LLC++	Vice President	7/07 – Present

	BNY Capital Markets Holdings, Inc. ++	Vice President	9/08 – Present

	BNY Capital Resources Corporation++	Treasurer	9/08 – Present
		Vice President	7/07 – Present

	BNY Foreign Holdings, Inc. ++	Assistant Treasurer - Tax	6/25 - Present
		Vice President	8/08 – Present

	BNY Mellon ETF Investment Adviser, LLC	Assistant Treasurer - Tax	9/25 – Present

	BNY International Financing Corporation++	Vice President	4/07 – Present

	BNY Investment Management Services LLC#	Manager Managing Director	7/22 – Present 7/22 – Present
	BNY Lease Equitities (Cap Funding) LLC++	Vice President Corporate Tax Manager	7/07 – Present 11/10 – Present

		Managing Director Assistant Treasurer	7/17 – Present 6/25 – Present

	BNY Mellon Capital Markets, LLC++	Assistant Secretary	12/25 – Present

	BNY Mellon Capital Markets, LLC++	Assistant Secretary	12/25 – Present

	BNY Mellon Advisors, Inc. †††††††	Vice President	1/08 – 2/24

	BNY Mellon Insurance Agency, Inc. ++	Vice President – Tax	4/25 – Present

	BNY Mellon Investment Servicing (US) Inc. **********	Assistant Treasurer – Tax	2/25 – Present

Name and Position With BNY Mellon Investment Adviser, Inc.	Other Businesses	Position Held	Dates

	BNY Mellon Investment Servicing Trust Company#	Assistant Treasurer – Tax	2/25 – Present

	BNY Mellon Performance & Risk Analytics, LLC++	Assistant Treasurer – Tax	11/24 – Present

	BNY Mellon RCC, LLC++	Manager	6/11 – Present

	BNY Mellon Securities Corporation	Vice President – Tax	9/25 – Present

	BNY Mellon Trust Company of Illinois	Managing Director Assistant Treasurer – Tax	12/09 – Present 5/25 – Present

	BNY Mellon Trust of Delaware#	Vice President	5/08 – Present

	BNY Mellon US Services Holdings LLC	Assistant Treasurer – Tax	9/25 – Present

	BNY Partnership Funding LLC	Manager President	3/22 – Present 3/22 - Present

	BNY Real Estate Holdings LLC++	Manager President	4/07 – Present 3/22 – Present

	BNY Salvage Inc. ++	Assistant Treasurer – Tax Vice President	1/25 – Present 4/09 – Present

	BNY-N.J. II Corp. ++	Vice President	6/08 – 9/24

	Colson Services Corp. ++	Vice President Assistant Treasurer – Tax	7/07 – Present 7/25 – Present

	ECM DE, LLC++	Assistant Treasurer – Tax Manager President	4/25 – Present 7/20 – Present 7/20 – Present

	Eagle Access LLC++	Assistant Treasurer – Tax	5/25 – Present

	Insight North America LLC++	Assistant Treasurer – Tax	5/25 – Present

	Madison Pershing LLC###	Assistant Treasurer – Tax Vice President	3/25 – Present 7/07 – Present

	Mellon Financial Services Corporation #1+	Assistant Treasurer – Tax	12/24 – Present

	Mellon Global Investing Corp. +	Assistant Treasurer – Tax	7/20 – Present

	Mellon Leasing Corporation+	Assistant Treasurer - Tax	6/25 - Present
		Director	7/07 – Present
		Managing Director	7/23 – Present
		Vice President	9/08 – 7/23

Name and Position With BNY Mellon Investment Adviser, Inc.	Other Businesses	Position Held	Dates

	Mellon Overseas Investment Corporation++	Director Vice President	2/22 – Present 5/15 – Present

	Mellon Residential Funding Corporation	Assistant Treasurer - Tax	11/25 – Present

	MUNB Loan Holdings, LLC++	Assistant Treasurer	6/25 – 9/25

	PAS Holdings LLC++	Assistant Treasurer – Tax Vice President	3/25 – Present 8/07 – Present

	pControl North America Inc.	Assistant Treasurer – Tax	9/25 – Present

	Pershing Advisor Solutions LLC###	Vice President	10/08 – 6/23

	Pershing Group LLC###	Vice President Managing Director	10/08 – 6/23 7/07 – 7/23

	Pershing Investments LLC++	Assistant Treasurer – Tax Vice President	2/25 – Present 7/07 – Present

	Pershing LLC###	Managing Director	11/08 – Present

	Pershing X, Inc. †††††††	Assistant Treasurer – Tax	2/25 – Present

	TBC Securities Co., Inc. *	Assistant Treasurer – Tax	12/04 – Present

	Technology Services Group, Inc. ++	Assistant Treasurer – Tax Vice President	11/17 – Present 8/20 – Present

	Tennessee Processing Center LLC++	Assistant Treasurer – Tax Vice President	2/19 – Present 5/07 – Present

	The Bank of New York Mellon Trust Company, National Association	Assistant Treasurer	10/25 – Present

Christopher O’Connor Chief Administrative Officer	BNY Mellon Investment Adviser, Inc. ++	Chief Administrative Officer	4/24 – Present

	BNY Mellon Securities Corporation++	Executive Vice President	12/11 – Present

	The Bank of New York Mellon++	Vice President	1/20 – Present

Susan Maroni Secretary	1784 Alternatives IP, LLC++	Assistant Secretary	6/24 – Present
	1784 Alternatives Management, LLC++	Assistant Secretary	8/24 – Present

	Archer IMS, LLC^^^^	Assistant Secretary	11/24 – Present

Name and Position With BNY Mellon Investment Adviser, Inc.	Other Businesses	Position Held	Dates

	Asset Recovery IV, LLC++	Secretary	6/22 – 4/23

	Asset Recovery V, LLC++	Secretary	6/22 – 4/23
	Asset Recovery XIX, LLC ++	Secretary	6/22 – 4/23

	Asset Recovery XX, LLC++	Secretary	6/22 – 9/25

	Asset Recovery XXII, LLC++	Secretary	6/22 – 4/23
	BNY Administrative Services LLC**	Assistant Secretary	7/24 – Present

	BNY Aurora Holding Corp++	Assistant Secretary	10/24 – Present

	BNY Capital Funding LLC++	Assistant Secretary	3/23 – Present
	BNY Foreign Holdings, Inc. ++	Secretary	11/22 – Present

	BNY International Financing Corporation++	Assistant Secretary	5/23 – Present
	BNY Investment Management Services LLC#	Secretary	12/22 – Present

	BNY Lease Equities (Cap Funding) LLC++	Secretary	4/22 – Present

	BNY Mellon Advisors, Inc. †††††††	Assistant Secretary	6/23 – Present
	BNY Mellon Asset Management Canada Ltd. ********	Secretary	3/22 – Present

	BNY Mellon Insurance Agency, Inc.++	Secretary	4/24 - Present

	BNY Mellon Investment Management Holdings LLC#	Secretary	6/22 – Present
	BNY Mellon Investment Adviser, Inc. ++	Secretary	4/24 - Present

	BNY Mellon Investment Servicing Trust Company#	Assistant Secretary	2/25 – Present

	BNY Mellon Investment Servicing (US) Inc. **********	Assistant Secretary	2/25 – Present

	BNY Mellon Investor Solutions, LLC*	Secretary	11/23 – 1/24
	BNY Mellon Performance & Risk Analytics, Inc. ********	Assistant Secretary	6/22 – Present
	BNY Mellon Securities Corporation++	Assistant Secretary	8/24 – Present

Name and Position With BNY Mellon Investment Adviser, Inc.	Other Businesses	Position Held	Dates

	BNY Mellon Trust Company of Illinois	Secretary	3/22 – Present
	BNY Mellon Trust of Delaware#	Assistant Secretary	9/22 – Present
	BNY Salvage Inc. ++	Secretary	6/22 – Present
	BNY Trust Company of Canada********	Secretary	2/22 – 3/25
	BNY-N.J. II Corp. ++	Secretary	9/22 – 9/24

	ClearSky Subsidiary, LLC++	Assistant Secretary	11/24 – 8/25

	Colson Services Corp. ++	Secretary	11/23 – Present
	ECM DE, LLC++	Secretary	9/22 – Present

	Eagle Investment Systems LLC	Assistant Secretary	10/25 – Present

Madison Pershing LLC ###	Secretary	8/22– Present

	MBC Investments Corporation++	Assistant Secretary	5/22 – Present
	Mellon Canada Holding Company********	Assistant Secretary	4/23 – Present
	Mellon Holdings LLC++++++	Assistant Secretary	7/22 – Present
	Mellon Leasing Corporation+	Secretary	7/22 – Present

	MUNB Loan Holdings, LLC++	Secretary	8/22 – 9/25

	Newton Investment Management North America, LLC*	Secretary	4/22 – Present
	PAS Holdings LLC++	Secretary	8/22 – Present

	pControl North America Inc. *	Assistant Secretary	7/22 – Present

	Pershing Advisor Solutions LLC###	Assistant Secretary	6/22 – Present

	Pershing Group LLC###	Assistant Secretary	7/22 – Present

	Pershing Investments LLC++	Secretary	8/22 – Present

	Pershing LLC###	Assistant Secretary	7/22 – Present
	Pershing Securities Canada Limited###	Assistant Secretary	6/22 – Present
	Technology Services Group, Inc. ++	Assistant Secretary	12/23 – Present

Name and Position With BNY Mellon Investment Adviser, Inc.	Other Businesses	Position Held	Dates

	Tennessee Processing Center LLC++	Assistant Secretary	12/23 – Present
	The Bank of New York Mellon Trust Company, National Association*********	Assistant Secretary	10/23 – Present
	The Bank of New York Mellon ++	Vice President/Specialist	1/22 – Present

Yumi Frost Assistant Secretary	1784 Alternatives IP, LLC++	Assistant Secretary	8/24 – Present

	Alternative Holdings I, LLC**	Assistant Secretary	8/24 – 9/24

	Alternative Holdings II, LLC**	Assistant Secretary	8/24 – Present

	AP Residential Realty, Inc. †††††	Assistant Secretary	8/24 – Present

	Archer Holdco, LLC^^^^	Assistant Secretary	11/24 – Present

	Archer IMS, LLC^^^^	Assistant Secretary	11/24 – Present

	Asset Recovery XX, LLC**	Assistant Secretary	10/24 – 9/25

	BNY Capital Corporation**	Assistant Secretary	3/25 – Present

	BNY Foreign Holdings, Inc.++	Assistant Secretary	6/25 - Present

	BNY International Financing Corporation++	Assistant Secretary	8/25 - Present

	BNY Mellon Asset Management Canada Ltd. ********	Assistant Secretary	3/25 – Present

	BNY Mellon Capital Markets, LLC++	Assistant Secretary	9/24 – Present

	BNY Mellon ETF Investment Adviser, LLC++	Assistant Secretary	10/24 – Present

	BNY Mellon Government Securities Services Corp. ++	Assistant Secretary	2/24 – Present

	BNY Mellon IHC, LLC++	Assistant Secretary	4/24 – Present

	BNY Mellon Insurance Agency, Inc. ++	Assistant Secretary	4/25 – Present

	BNY Mellon Investment Adviser, Inc. ++	Assistant Secretary	8/24 – Present

	BNY Investment Management Services LLC#	Assistant Secretary	9/24 – Present

	BNY Lease Equities (Cap Funding) LLC++	Assistant Secretary	6/25 – Present

Name and Position With BNY Mellon Investment Adviser, Inc.	Other Businesses	Position Held	Dates

	BNY Mellon Securities Corporation++	Assistant Secretary	8/24 – Present

	BNY Mellon, National Association++	Assistant Secretary	4/24 – Present
	BNY Mellon Performance & Risk Analytics, Inc. ********	Assistant Secretary	9/24 – Present

	BNY Mellon Performance & Risk Analytics, LLC++	Assistant Secretary	11/24 – Present

	BNY Mellon Trust Company of Illinois	Assistant Secretary	5/25 – Present

	BNY Partnership Funding LLC++	Assistant Secretary	8/24 – Present

	BNY Salvage Inc. ++	Assistant Secretary	1/25 – Present

	CenterSquare Investment Management Holdings, Inc. +++	Assistant Secretary	8/24 – 2/25

	ClearSky Subsidiary, LLC++	Assistant Secretary	11/24 – 8/25

	Colson Services Corp.++	Assistant Secretary	7/25 – Present

	Eagle Access LLC++	Assistant Secretary	5/25 – Present

	Insight North America LLC++	Assistant Secretary	5/25 – Present

	Madison Pershing LLC###	Assistant Secretary	3/25 – Present

	Mellon Hedge Advisors, LLC *	Assistant Secretary	11/24 – 12/25

	Mellon Leasing Corporation+	Assistant Secretary	6/25 - Present

	Mellon Overseas Investment Corporation++	Assistant Secretary	5/25 – Present

	Mellon Residential Funding Corporation+	Assistant Secretary	8/24 – Present

	MUNB Loan Holdings, LLC++	Assistant Secretary	6/25 – 9/25

	National Residential Assets Corp.++	Assistant Secretary	8/24 – Present

	Newton Investment Management North America, LLC^	Assistant Secretary	11/24 – Present

	Pershing Investments LLC++	Assistant Secretary	2/25 – Present

	TBC Securities Co., Inc.*	Assistant Secretary	12/24 – Present

	The Bank of New York Mellon Corporation++	Assistant Secretary	4/24 – Present

Name and Position With BNY Mellon Investment Adviser, Inc.	Other Businesses	Position Held	Dates

	xBK LLC^^	Assistant Secretary	10/24 – Present

	The Bank of New York Mellon Trust Company, National Association+	Assistant Secretary	10/24 – Present

Cristina Rice Assistant Secretary	1784 Alternatives IP, LLC++	Secretary	6/24 – 9/25

	1784 Alternatives Management, LLC++	Secretary	8/24 – Present

	Agency Brokerage Holding LLC++	Assistant Secretary	1/10 – 9/23

	Alternative Holdings I, LLC**	Assistant Secretary	8/24 – Present
	Alternative Holdings II, LLC**	Assistant Secretary	8/24 – Present

	AP Residential Realty, Inc. †††††	Assistant Secretary	8/16 – Present
	Archer Holdco, LLC^^^^	Secretary	11/24 – Present

	Archer IMS, LLC^^^^	Secretary	11/24 – Present

	Asset Recovery IV, LLC++	Assistant Secretary	9/11 – 4/23

	Asset Recovery V, LLC++	Assistant Secretary	9/11 – 4/23
	Asset Recovery XIX, LLC++	Assistant Secretary	7/12 – 4/23

	Asset Recovery XX, LLC++	Assistant Secretary	7/12 – 9/25

	Asset Recovery XXII, LLC++	Assistant Secretary	7/12 – 4/23
	B.N.Y. Holdings (Delaware) Corporation#	Assistant Secretary	9/08 – Present
	BNY Administrative Services LLC**	Assistant Secretary	12/08 – Present

	BNY Aurora Holding Corp++	Assistant Secretary	5/08 – Present
	BNY Capital Corporation++	Assistant Secretary	9/08 – Present
	BNY Capital Funding LLC++	Assistant Secretary Secretary	3/23 – Present 4/21 – 3/23

	BNY Capital Markets Holdings, Inc. ++	Assistant Secretary	9/08 – Present
	BNY Capital Resources Corporation++	Assistant Secretary	7/08 – Present
	BNY Foreign Holdings, Inc. ++	Assistant Secretary	8/08 – Present
	BNY International Financing Corporation++	Secretary	5/19 – Present

Name and Position With BNY Mellon Investment Adviser, Inc.	Other Businesses	Position Held	Dates

	BNY Investment Management Services LLC#	Assistant Secretary	7/09 – Present
	BNY Lease Equities (Cap Funding) LLC++	Assistant Secretary	7/08 – Present

	BNY Mellon Advisors, Inc.†††††††	Secretary	2/21 - Present

	BNY Mellon Asset Management Canada Ltd. ********	Assistant Secretary	11/20 – Present

	BNY Mellon Capital Markets, LLC++	Assistant Secretary	6/08 – Present
	BNY Mellon ETF Investment Adviser, LLC++	Assistant Secretary	10/19 – Present
	BNY Mellon Insurance Agency, Inc. ++	Assistant Secretary	4/24 - Present

	BNY Mellon Investment Adviser, Inc. ++	Assistant Secretary	4/24 - Present

	BNY Mellon Investment Management Holdings LLC#	Assistant Secretary	9/20 – Present
	BNY Mellon Investment Servicing (US) Inc. **********	Assistant Secretary	7/10 – Present
	BNY Mellon Investment Servicing Trust Company#	Assistant Secretary	7/10 – Present
	BNY Mellon Investor Solutions, LLC*	Assistant Secretary	6/15 – 1/24
	BNY Mellon Performance & Risk Analytics, Inc. ********	Assistant Secretary	11/21 – Present
	BNY Mellon Performance & Risk Analytics, LLC++	Assistant Secretary	2/09 – Present

	BNY Mellon Securities Corporation++	Assistant Secretary	2/11 – Present
	BNY Mellon Trust Company of Illinois	Assistant Secretary	3/08 – Present
	BNY Mellon Trust of Delaware#	Assistant Secretary Secretary	2/23 – Present 5/19 – 2/23

	BNY Mellon US Services Holdings LLC++	Assistant Secretary	6/10 – Present

	BNY Partnership Funding LLC++	Assistant Secretary	8/24 – Present

	BNY Real Estate Holdings LLC++	Assistant Secretary Secretary	4/23 – Present 12/20 – 4/23

Name and Position With BNY Mellon Investment Adviser, Inc.	Other Businesses	Position Held	Dates

	BNY Salvage Inc. ++	Assistant Secretary	4/09 – Present
	BNY Trust Company of Canada********	Assistant Secretary	4/20 – 3/25
	BNY-N.J. II Corp. ++	Assistant Secretary	6/08 – 9/24
	CenterSquare Investment Management Holdings, Inc. +++	Assistant Secretary	11/08 – 2/25

	ClearSky Subsidiary, LLC++	Secretary	11/24 – 8/25

	Colson Services Corp. ++	Assistant Secretary	5/08 – Present
	Eagle Access LLC++	Assistant Secretary	1/13 – Present
	Eagle Investment Systems LLC++	Assistant Secretary	1/13 – Present
	ECM DE, LLC++	Assistant Secretary	3/10 – Present
	Hamilton Insurance Corp. (The) 	Assistant Secretary	6/10 – Present

	Insight North America LLC++++++	Assistant Secretary	5/24 – Present
		Assistant Secretary	11/08 – 2/23

	Madison Pershing LLC ###	Assistant Secretary	7/08 – Present

	MBC Investments Corporation++	Assistant Secretary Secretary	3/23 – Present 11/13 – 3/23

	Mellon Canada Holding Company********	Secretary	1/14 – Present
	Mellon Financial Services Corporation #1+	Assistant Secretary	11/20 – Present
	Mellon Global Investing Corp. +	Assistant Secretary	5/08 – Present

	Mellon Hedge Advisors, LLC *	Assistant Secretary	11/15 – 12/25

	Mellon Holdings LLC++++++	Secretary	2/15 – Present
	Mellon Investments Corporation+	Secretary Assistant Secretary	2/23 – Present 8/08 – 2/23

	Mellon Leasing Corporation+	Assistant Secretary	6/16 – Present
	Mellon Overseas Investment Corporation++	Assistant Secretary	6/16 - Present

	Mellon Residential Funding Corporation+	Assistant Secretary	3/10 – Present

Name and Position With BNY Mellon Investment Adviser, Inc.	Other Businesses	Position Held	Dates

	MUNB Loan Holdings, LLC++	Assistant Secretary	10/10 – 9/25

	National Residential Assets Corp. ++	Assistant Secretary	1/09 – Present

	Newton Investment Management North America, LLC*	Assistant Secretary	1/21 – Present
	PAS Holdings LLC++	Assistant Secretary	9/08 – Present
	pControl North America Inc. ++	Assistant Secretary	10/21 – Present
	Pershing Advisor Solutions LLC###	Assistant Secretary	5/08 – Present
	Pershing Group LLC###	Assistant Secretary	7/08 – Present
	Pershing Investments LLC++	Assistant Secretary	7/08 – Present
	Pershing LLC###	Assistant Secretary	5/08 – Present
	Pershing Securities Canada Limited###	Assistant Secretary	6/23 – Present
	Pershing X, Inc. †††††††	Assistant Secretary	7/10 – Present
	PFS Holdings, LLC*******	Assistant Secretary	1/11 - Present

	TBC Securities Co., Inc*	Assistant Clerk	7/09 – Present

	Technology Services Group, Inc. ++	Assistant Secretary	4/08 – Present
	Tennessee Processing Center LLC++	Assistant Secretary	5/08 – Present
	The Bank of New York Mellon Trust Company, National Association*********	Assistant Secretary	10/23 – Present
	Trinity Residual Limited^^	Assistant Secretary	9/13 – 5/23

	xBK LLC*	Secretary	12/22 – Present

*	The address of the business so indicated is One Boston Place, Boston, MA, 02108.

**	The address of the business so indicated is 50 Fremont Street, Suite 3900, San Francisco, CA, 94105.
***	The address of the business so indicated is One Wall Street, New York, NY, 10286.
****	The address of the business so indicated is 3601 N. I-10 Service Road, Suite 102, Metairie, LA, 70002.

*****	The address of the business so indicated is 2 North LaSalle Street, Suite 1020, Chicago, IL, 60602
******	The address of the business so indicated is 445 Park Avenue, 12th Floor, New York, NY, 10022.

*******	The address of the business so indicated is 225 Liberty Street, New York, NY, 10286.

********	The address of the business so indicated is 1 York Street, 6th Floor, Toronto, ON, M5J 0B6, Canada.
*********	The address of the business so indicated is 333 South Hope Street, Los Angeles, CA, 90071.
**********	The address of the business so indicated is 118 Flanders Road, Westborough, MA, 01581.

***********	The address of the business so indicated is 436 7th Avenue, Pittsburgh, PA, 15219.

^	The address of the business so indicated is BNY Mellon Centre 160 Queen Victoria Street, London EC4V 4LA.

^^	The address of the business so indicated is 201 Washington Street, Boston, MA, 02108.

^^^	The address of the business so indicated is Clarendon House, 2 Church Street, Hamilton, HM 11, Bermuda.
^^^^	The address of the business so indicated is 801 Cassatt Road #212, Berwyn, PA, 18312.
+	The address of the business so indicated is BNY Mellon Center, 500 Grant Street, Pittsburgh, PA, 15258-0001.

++	The address of the business so indicated is 240 Greenwich Street, New York, NY, 10286

+++	The address of the business so indicated is 630 West Germantown Pike, Suite 300, Plymouth Meeting, PA, 19462.

++++	The address of the business so indicated is 113 King Street, Armonk, NY, 10504.
+++++	The address of the business so indicated is 480 Washington Blvd, Jersey City, NJ, 07310.

++++++	The address of the business so indicated is 200 Park Avenue, New York, NY, 10166.

+++++++	The address of the business so indicated is 300 Fifth Avenue, Pittsburgh, PA, 15222.

++++++++	The address of the business so indicated is 200 Wellington Street, West, Suite 300, Toronto, ON, M5V 2G7, Canada.

†	The address of the business so indicated is Two Mellon Center, Suite 329, Pittsburgh, PA, 15259.
††	The address of the business so indicated is 100 White Clay Center, Newark, DE, 19711.

†††	The address of the business so indicated is 1633 Broadway, New York, NY, 10019.
††††	The address of the business so indicated is 10877 Wilshire Blvd, #1550, Los Angeles, CA, 90024.
†††††	The address of the business so indicated is 1735 Market Street, Philadelphia, PA, 19103.
††††††	The address of the business so indicated is 100, 300, Colonial Center Parkway, Lake Mary, Seminole, FL, 32746.
†††††††	The address of the business so indicated is 1800 American Blvd., Suite 300 – Pod D, Pennington, NJ, 08534.
	The address of the business so indicated is 4 New York Plaza, New York, NY, 10004.
	The address of the business so indicated is 200 Connecticut Avenue, Norwalk, CT, 06854-1940.
	The address of the business so indicated is One Wells Avenue, Newton, MA, 02459.
	The address of the business so indicated is 65 LaSalle Road, Suite 305, West Hartford, CT, 06107.
	The address of the business so indicated is 1313 Broadway Plaza, Tacoma, WA, 98402.

	The address of the business so indicated is 277 Park Ave, New York, NY, 10286.

	The address of the business so indicated is 311 South Wacker Drive, Chicago, IL, 60606.

	The address of the business so indicated is 535 Smithfield Street, Suite 300, Pittsburgh, PA, 15222.

	The address of the business so indicated is 1166 Avenue of the Americas, New York, NY, 10036.
#	The address of the business so indicated is 103 Bellevue Parkway, Wilmington, DE, 19809.
##	The address of the business so indicated is 780, Third Avenue, 44th Floor, New York, NY, 10017.
###	The address of the business so indicated is One Pershing Plaza, Jersey City, NJ, 07399.
####	The address of the business so indicated is 601 Travis Street, 17th Floor, Houston, TX, 77002.
#####	The address of the business so indicated is 1201 Louisiana, Suite 3160, Houston, TX, 77002.
######	The address of the business so indicated is 760 Moore Road, King of Prussia, PA, 19406-1212.
#######	The address of the business so indicated is 8400 E. Prentice Ave, Greenwood Village, CO, 80111.
########	The address of the business so indicated is 1290 Avenue of the Americas, New York, NY, 10104.
#########	The address of the business so indicated is P.O. Box 309, Ugland House, George Town, Cayman Islands, KY1-1104
Item 32. Principal Underwriters
(a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:
1.	BNY Mellon Absolute Insight Funds, Inc.
2.	BNY Mellon Advantage Funds, Inc.

3.	BNY Mellon Appreciation Fund, Inc.
4.	BNY Mellon California AMT-Free Municipal Bond Fund, Inc.
5.	BNY Mellon ETF Trust
6.	BNY Mellon ETF Trust II
7.	BNY Mellon Funds Trust
8.	BNY Mellon Index Funds, Inc.
9.	BNY Mellon Intermediate Municipal Bond Fund, Inc.
10.	BNY Mellon Investment Funds I
11.	BNY Mellon Investment Funds II, Inc.
12.	BNY Mellon Investment Funds III
13.	BNY Mellon Investment Funds IV, Inc.
14.	BNY Mellon Investment Funds V, Inc.
15.	BNY Mellon Investment Funds VI, Inc.
16.	BNY Mellon Investment Funds VII, Inc.
17.	BNY Mellon Investment Portfolios
18.	BNY Mellon Large Cap Securities Fund, Inc.
19.	BNY Mellon Midcap Index Fund, Inc.
20.	BNY Mellon Municipal Funds, Inc.
21.	BNY Mellon New Jersey Municipal Bond Fund, Inc.
22.	BNY Mellon New York AMT-Free Municipal Bond Fund
23.	BNY Mellon Opportunistic Municipal Securities Fund
24.	BNY Mellon Opportunity Funds
25.	BNY Mellon Research Growth Fund, Inc.
26.	BNY Mellon Short Term Municipal Bond Fund

27.	BNY Mellon Stock Index Fund, Inc.
28.	BNY Mellon Strategic Funds, Inc.
29.	BNY Mellon Sustainable U.S. Equity Fund, Inc.
30.	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.

31.	BNY Mellon Variable Investment Fund
32.	BNY Mellon Worldwide Growth Fund, Inc.

33.	CitizensSelect Funds
34.	Dreyfus Government Cash Management Funds
35.	Dreyfus Institutional Liquidity Funds
36.	Dreyfus Institutional Preferred Money Market Funds
37.	Dreyfus Institutional Reserves Funds
38.	Dreyfus Treasury Obligations Cash Management
39.	Dreyfus Treasury Securities Cash Management
40.	General Money Market Fund, Inc.

(b)
Name and principal Business address	Positions and offices with the Distributor	Positions and Offices with Registrant
Kenneth Bradle**	Director and President	None
David DiPetrillo****	Director and Executive Vice President	President
Irene Papadoulis**	Director and Executive Vice President	None

Peter Arcabascio++	Executive Vice President	None
Christopher D. O'Connor****	Executive Vice President	None
Matthew Perrone****	Executive Vice President	None
Gregory Pasquale ***	Chief Financial Officer and Treasurer	None
Scott Robinson****	Chief Legal Officer	None

John Hunter****	Chief Compliance Officer (Investment Advisory Business)	None

Robert Saccone**	Chief Compliance Officer (Broker-Dealer Business)	None
Joseph Pigott*	Chief Risk Officer	None
Jack O'Savage***	Chief Technology Officer	None
Timothy I. Barrett**	Senior Vice President	None
Christopher A. Stallone**	Senior Vice President	None
John Cimino****	Senior Vice President	None
Christine Algozzini*	Senior Vice President	None
Kevin Brown+++	Senior Vice President	None
Jonathan Snyder**	Senior Vice President	None
Christopher Donoghue**	Senior Vice President	None
Tina Rizzo**	Senior Vice President and Privacy Officer	None
James Windels****	Vice President	Treasurer
Fayfay Wen****	Vice President	None
Susan O'Donovan***	Vice President	None
Ryan Care****	Vice President	None
Caridad M. Carosella**	Vice President – Compliance/Anti-Money Laundering Officer	Anti-Money Laundering Officer
Philip O'Dwyer****	Vice President – Real Estate	None
Elizabeth Schuette****	Vice President – Real Estate	None
Marianne Thomas+	Vice President	None
Vivian Herrea***	Vice President – Tax	None
Dennis Rimkunas****	Vice President – Tax	None

Reza Sarmasti****	Vice President – Tax	None

Colleen Cain†	Secretary	None

Yumi Frost****	Assistant Secretary	None
Susan Maroni†	Assistant Secretary	None
Cristina Rice†	Assistant Secretary	None

*	Principal business address is 200 Park Avenue, New York, NY 10166.
**	Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.
***	Principal business address is BNY Mellon Center, 500 Grant Street, Pittsburgh, PA 15258.
****	Principal business address is 240 Greenwich Street, New York, NY 10286.
†	Principal business address is 500 Ross Street, Pittsburgh, PA 15262-0001
+	Principal business address is 19 Vreeland Road Florham Park, NJ 07932
++	Principal business address is 1 Boston Place, Boston, MA 02108-4407
+++	Principal business address is Atlanta, GA, 30334

Item 33. Location of Accounts and Records

1. The Bank of New York Mellon
 240 Greenwich Street
 New York, New York 10286

2. BNY Mellon Investment Servicing (US), Inc.
 118 Flanders Road
 Westborough, Massachusetts 01581

3. BNY Mellon Investment Adviser, Inc.
 240 Greenwich Street
 New York, NY 10286

4. BNY Mellon Investment Adviser, Inc.
 200 Park Avenue
 New York, New York 10166

Item 34. Management Services

  Not Applicable

Item 35. Undertakings

  None

SIGNATURES

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 26th day of May, 2026.

Dreyfus Treasury Obligations Cash Management

BY:	/s/ Deirdre Cunnane
Deirdre Cunnane, Vice President

 Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ David DiPetrillo*	President (Principal Executive Officer)	05/26/26

David DiPetrillo

/s/ James Windels*	Treasurer (Principal Financial Officer and Accounting Officer)	05/26/26

James Windels

/s/ Joseph S. DiMartino*	Chairman of the Board	05/26/26

Joseph S. DiMartino

/s/ Francine J. Bovich*	Board Member	05/26/26

Francine J. Bovich

/s/ J. Charles Cardona*	Board Member	05/26/26

J. Charles Cardona

/s/ Andrew J. Donohue *	Board Member	05/26/26

Andrew J. Donohue

/s/ Isabel P. Dunst*	Board Member	05/26/26

Isabel P. Dunst

/s/ Robin A. Melvin*	Board Member	05/26/26

Robin A. Melvin

/s/ Nathan Leventhal*	Board Member	05/26/26

Nathan Leventhal

/s/ Roslyn M. Watson*	Board Member	05/26/26

Roslyn M. Watson

/s/ Benaree Pratt Wiley*	Board Member	05/26/26

Benaree Pratt Wiley

*BY:	/s/ Deirdre Cunnane
Deirdre Cunnane, Attorney-in-Fact

INDEX OF EXHIBITS

Exhibits

(b) Registrant's By-Laws Amended and Restated August 13, 1015.

(d)(3) Expense Limitation and Fee Waiver Agreement between the Registrant and BNY Mellon Investment Adviser, Inc.

(g)(5) Revised Schedule 1 to the Custody Agreement, reflecting the addition of new Funds.

(h)(3) Amendment to Revised Amended and Restated Transfer Agency Agreement, reflecting the addition of new Funds.

(j) Consent of Independent Registered Public Accounting Firm.

Other Exhibits

(1) Power of Attorney.

EX-101.INS XBRL Instance Document - the instance document does not appear on the Interactive Data File because its XBRL tags are embedded within the Inline XBRL document.
EX-101.SCH XBRL Taxonomy Extension Schema Document.
EX-101.DEF XBRL Taxonomy Extension Definition Linkbase Document.
EX-101.LAB XBRL Taxonomy Extension Labels Linkbase Document.
EX-101.PRE XBRL Taxonomy Extension Presentation Linkbase Document.